UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704
Schwab Capital Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.7%	Other Investment Companies	49,424,021	58,845,034
3.2%	Short-Term Investments	1,935,939	1,935,939

99.9%	Total Investments	51,359,960	60,780,973
0.1%	Other Assets and Liabilities, Net		52,069

100.0%	Net Assets		60,833,042

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.7% of net assets

Equity Funds 39.5%

Global Real Estate 1.9%
Schwab Global Real Estate Fund (a)	181,298	1,176,625

International 7.8%
American Century International Growth Fund, Institutional Shares	77,424	1,005,739
Laudus International MarketMasters Fund, Select Shares (a)	85,614	1,965,699
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	7,647	61,482
Laudus Mondrian International Equity Fund, Institutional Shares (a)	90,370	737,423
William Blair International Small Cap Growth Fund, Institutional Shares	60,790	975,673

		4,746,016

Large-Cap 26.4%
Laudus U.S. Large Cap Growth Fund (a)*	237,196	4,286,127
Schwab Core Equity Fund (a)	178,728	3,949,880
Schwab Dividend Equity Fund (a)	124,951	2,124,159
Schwab S&P 500 Index Fund (a)	131,037	3,649,370
TCW Relative Value Large Cap Fund	102,416	2,017,602

		16,027,138

Small-Cap 3.4%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	40,314	717,192
Schwab Small-Cap Equity Fund (a)	58,264	1,349,405

		2,066,597

		24,016,376

Fixed-Income Funds 54.0%

Inflation-Protected Bond 5.1%
Schwab Treasury Inflation Protected Securities Index Fund (a)	282,241	3,130,058

Intermediate-Term Bond 32.9%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	150,573	1,796,330
PIMCO Total Return Fund, Institutional Shares	352,249	3,811,335
Schwab Intermediate-Term Bond Fund (a)	170,459	1,733,573
Schwab Total Bond Market Fund (a)	1,354,208	12,688,925

		20,030,163

International Bond 0.6%
Laudus Mondrian International Fixed Income Fund (a)*	32,199	343,883

Short-Term Bond 15.4%
Schwab Short-Term Bond Market Fund (a)	1,008,203	9,356,123

		32,860,227

Money Market Fund 3.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	1,968,431	1,968,431

Total Other Investment Companies
(Cost $49,424,021)		58,845,034

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.2% of net assets

Time Deposits 3.2%
DNB
0.03%, 02/03/14	106,553	106,553
Wells Fargo
0.03%, 02/03/14	1,829,386	1,829,386

Total Short-Term Investments
(Cost $1,935,939)		1,935,939

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $52,299,180 and the unrealized appreciation and depreciation were $8,610,970 and ($129,177), respectively, with a net unrealized appreciation of $8,481,793.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

 1

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more

2

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$58,845,034	$—	$—	$58,845,034
Short-Term Investments[1]	—	1,935,939	—	1,935,939

Total	$58,845,034	$1,935,939	$—	$60,780,973

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

REG46838JAN14

 3

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.9%	Other Investment Companies	84,226,737	96,869,931
3.0%	Short-Term Investments	3,013,203	3,013,203

99.9%	Total Investments	87,239,940	99,883,134
0.1%	Other Assets and Liabilities, Net		125,408

100.0%	Net Assets		100,008,542

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.9% of net assets

Equity Funds 44.2%

Global Real Estate 2.2%
Schwab Global Real Estate Fund (a)	332,127	2,155,507

International 9.2%
American Century International Growth Fund, Institutional Shares	149,006	1,935,594
Laudus International MarketMasters Fund, Select Shares (a)	160,669	3,688,967
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	22,638	182,013
Laudus Mondrian International Equity Fund, Institutional Shares (a)	177,718	1,450,182
William Blair International Small Cap Growth Fund, Institutional Shares	119,682	1,920,889

		9,177,645

Large-Cap 28.8%
Laudus U.S. Large Cap Growth Fund (a)*	423,943	7,660,643
Schwab Core Equity Fund (a)	321,683	7,109,191
Schwab Dividend Equity Fund (a)	220,324	3,745,504
Schwab S&P 500 Index Fund (a)	233,328	6,498,195
TCW Relative Value Large Cap Fund	193,388	3,809,745

		28,823,278

Small-Cap 4.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	78,403	1,394,793
Schwab Small-Cap Equity Fund (a)	113,876	2,637,369

		4,032,162

		44,188,592

Fixed-Income Funds 50.0%

Inflation-Protected Bond 4.6%
Schwab Treasury Inflation Protected Securities Index Fund (a)	415,613	4,609,148

Intermediate-Term Bond 31.4%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	266,161	3,175,307
PIMCO Total Return Fund, Institutional Shares	621,519	6,724,837
Schwab Intermediate-Term Bond Fund (a)	294,421	2,994,262
Schwab Total Bond Market Fund (a)	1,971,845	18,476,185

		31,370,591

International Bond 0.8%
Laudus Mondrian International Fixed Income Fund (a)*	73,546	785,473

Short-Term Bond 13.2%
Schwab Short-Term Bond Market Fund (a)	1,425,051	13,224,476

		49,989,688

Money Market Fund 2.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	2,691,651	2,691,651

Total Other Investment Companies
(Cost $84,226,737)		96,869,931

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.0% of net assets

Time Deposits 3.0%
Brown Brothers Harriman
0.03%, 02/03/14	6,012	6,012
Wells Fargo
0.03%, 02/03/14	3,007,191	3,007,191

Total Short-Term Investments
(Cost $3,013,203)		3,013,203

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $87,759,031 and the unrealized appreciation and depreciation were $12,448,490 and ($324,387), respectively, with a net unrealized appreciation of $12,124,103.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

 1

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more

2

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$96,869,931	$—	$—	$96,869,931
Short-Term Investments[1]	—	3,013,203	—	3,013,203

Total	$96,869,931	$3,013,203	$—	$99,883,134

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

REG46839JAN14

 3

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Other Investment Companies	343,924,481	424,198,466
2.8%	Short-Term Investment	12,060,183	12,060,183

99.8%	Total Investments	355,984,664	436,258,649
0.2%	Other Assets and Liabilities, Net		803,371

100.0%	Net Assets		437,062,020

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.0% of net assets

Equity Funds 57.8%

Global Real Estate 2.8%
Schwab Global Real Estate Fund (a)	1,913,431	12,418,167

International 12.5%
American Century International Growth Fund, Institutional Shares	838,073	10,886,562
Laudus International MarketMasters Fund, Select Shares (a)	912,336	20,947,228
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	365,092	2,935,337
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,065,664	8,695,820
William Blair International Small Cap Growth Fund, Institutional Shares	685,977	11,009,932

		54,474,879

Large-Cap 36.4%
Laudus U.S. Large Cap Growth Fund (a)*	2,314,175	41,817,142
Schwab Core Equity Fund (a)	1,827,177	40,380,618
Schwab Dividend Equity Fund (a)	1,218,668	20,717,349
Schwab S&P 500 Index Fund (a)	1,292,333	35,991,462
TCW Relative Value Large Cap Fund	1,028,292	20,257,346

		159,163,917

Small-Cap 6.1%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	528,477	9,401,609
Schwab Small-Cap Equity Fund (a)	737,275	17,075,295

		26,476,904

		252,533,867

Fixed-Income Funds 38.1%

Inflation-Protected Bond 3.1%
Schwab Treasury Inflation Protected Securities Index Fund (a)	1,240,889	13,761,464

Intermediate-Term Bond 26.1%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,293,547	15,432,014
PIMCO Total Return Fund, Institutional Shares	2,963,685	32,067,077
Schwab Intermediate-Term Bond Fund (a)	1,245,332	12,665,024
Schwab Total Bond Market Fund (a)	5,730,218	53,692,142

		113,856,257

International Bond 1.1%
Laudus Mondrian International Fixed Income Fund (a)*	448,101	4,785,720

Short-Term Bond 7.8%
Schwab Short-Term Bond Market Fund (a)	3,691,935	34,261,158

		166,664,599

Money Market Fund 1.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	5,000,000	5,000,000

Total Other Investment Companies
(Cost $343,924,481)		424,198,466

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.8% of net assets

Time Deposit 2.8%
Wells Fargo
0.03%, 02/03/14	12,060,183	12,060,183

Total Short-Term Investment
(Cost $12,060,183)		12,060,183

End of Investments.

 1

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

At 01/31/14, the tax basis cost of the fund’s investments was $358,400,817 and the unrealized appreciation and depreciation were $79,733,502 and ($1,875,670), respectively, with a net unrealized appreciation of $77,857,832.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and

2

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$424,198,466	$—	$—	$424,198,466
Short-Term Investment[1]	—	12,060,183	—	12,060,183

Total	$424,198,466	$12,060,183	$—	$436,258,649

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

REG46840JAN14

 3

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	225,340,537	265,746,872
3.0%	Short-Term Investments	8,378,429	8,378,429

99.8%	Total Investments	233,718,966	274,125,301
0.2%	Other Assets and Liabilities, Net		439,798

100.0%	Net Assets		274,565,099

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 67.7%

Global Real Estate 3.3%
Schwab Global Real Estate Fund (a)	1,410,392	9,153,443

International 15.0%
American Century International Growth Fund, Institutional Shares	601,128	7,808,655
Laudus International MarketMasters Fund, Select Shares (a)	669,268	15,366,404
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	411,991	3,312,410
Laudus Mondrian International Equity Fund, Institutional Shares (a)	820,387	6,694,354
William Blair International Small Cap Growth Fund, Institutional Shares	504,712	8,100,625

		41,282,448

Large-Cap 41.6%
Laudus U.S. Large Cap Growth Fund (a)*	1,646,995	29,761,198
Schwab Core Equity Fund (a)	1,328,878	29,368,204
Schwab Dividend Equity Fund (a)	876,305	14,897,190
Schwab S&P 500 Index Fund (a)	930,172	25,905,298
TCW Relative Value Large Cap Fund	718,514	14,154,719

		114,086,609

Small-Cap 7.8%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	414,557	7,374,969
Schwab Small-Cap Equity Fund (a)	602,150	13,945,793

		21,320,762

		185,843,262

Fixed-Income Funds 29.1%

Inflation-Protected Bond 2.2%
Schwab Treasury Inflation Protected Securities Index Fund (a)	533,923	5,921,205

Intermediate-Term Bond 21.0%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	783,738	9,349,996
PIMCO Total Return Fund, Institutional Shares	1,754,262	18,981,116
Schwab Intermediate-Term Bond Fund (a)	677,200	6,887,119
Schwab Total Bond Market Fund (a)	2,402,453	22,510,980

		57,729,211

International Bond 1.0%
Laudus Mondrian International Fixed Income Fund (a)*	266,610	2,847,395

Short-Term Bond 4.9%
Schwab Short-Term Bond Market Fund (a)	1,444,590	13,405,799

		79,903,610

Total Other Investment Companies
(Cost $225,340,537)		265,746,872

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.0% of net assets

Time Deposits 3.0%
DNB
0.03%, 02/03/14	143,441	143,441
Wells Fargo
0.03%, 02/03/14	8,234,988	8,234,988

Total Short-Term Investments
(Cost $8,378,429)		8,378,429

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $234,905,458 and the unrealized appreciation and depreciation were $40,515,128 and ($1,295,285), respectively, with a net unrealized appreciation of $39,219,843.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for

 1

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

2

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$265,746,872	$—	$—	$265,746,872
Short-Term Investments[1]	—	8,378,429	—	8,378,429

Total	$265,746,872	$8,378,429	$—	$274,125,301

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

REG46841JAN14

 3

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.4%	Other Investment Companies	479,516,018	627,707,303
2.5%	Short-Term Investment	16,487,735	16,487,735

99.9%	Total Investments	496,003,753	644,195,038
0.1%	Other Assets and Liabilities, Net		490,632

100.0%	Net Assets		644,685,670

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.4% of net assets

Equity Funds 75.6%

Global Real Estate 3.8%
Schwab Global Real Estate Fund (a)	3,735,310	24,242,159

International 17.2%
American Century International Growth Fund, Institutional Shares	1,593,195	20,695,602
Laudus International MarketMasters Fund, Select Shares (a)	1,749,432	40,166,961
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,399,453	11,251,603
Laudus Mondrian International Equity Fund, Institutional Shares (a)	2,138,595	17,450,937
William Blair International Small Cap Growth Fund, Institutional Shares	1,323,281	21,238,660

		110,803,763

Large-Cap 45.4%
Laudus U.S. Large Cap Growth Fund (a)*	4,220,937	76,272,330
Schwab Core Equity Fund (a)	3,403,890	75,225,974
Schwab Dividend Equity Fund (a)	2,205,324	37,490,513
Schwab S&P 500 Index Fund (a)	2,364,343	65,846,952
TCW Relative Value Large Cap Fund	1,938,233	38,183,198

		293,018,967

Small-Cap 9.2%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,173,196	20,871,152
Schwab Small-Cap Equity Fund (a)	1,659,801	38,440,979

		59,312,131

		487,377,020

Fixed-Income Funds 21.8%

Inflation-Protected Bond 1.6%
Schwab Treasury Inflation Protected Securities Index Fund (a)	941,500	10,441,238

Intermediate-Term Bond 16.3%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,577,150	18,815,400
PIMCO Total Return Fund, Institutional Shares	3,509,274	37,970,347
Schwab Intermediate-Term Bond Fund (a)	1,324,579	13,470,973
Schwab Total Bond Market Fund (a)	3,703,525	34,702,027

		104,958,747

International Bond 0.8%
Laudus Mondrian International Fixed Income Fund (a)*	497,419	5,312,432

Short-Term Bond 3.1%
Schwab Short-Term Bond Market Fund (a)	2,113,994	19,617,866

		140,330,283

Total Other Investment Companies
(Cost $479,516,018)		627,707,303

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.5% of net assets

Time Deposit 2.5%
Wells Fargo
0.03%, 02/03/14	16,487,735	16,487,735

Total Short-Term Investment
(Cost $16,487,735)		16,487,735

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was 500,163,026 and the unrealized appreciation and depreciation were $147,360,601 and ($3,328,589), respectively, with a net unrealized appreciation of $144,032,012.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for

 1

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

2

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$627,707,303	$—	$—	$627,707,303
Short-Term Investment[1]	—	16,487,735	—	16,487,735

Total	$627,707,303	$16,487,735	$—	$644,195,038

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

REG46842JAN14

 3

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.7%	Other Investment Companies	181,603,130	219,849,921
2.1%	Short-Term Investment	4,877,074	4,877,074

99.8%	Total Investments	186,480,204	224,726,995
0.2%	Other Assets and Liabilities, Net		362,311

100.0%	Net Assets		225,089,306

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.7% of net assets

Equity Funds 82.6%

Global Real Estate 4.1%
Schwab Global Real Estate Fund (a)	1,425,850	9,253,767

International 19.2%
American Century International Growth Fund, Institutional Shares	595,971	7,741,666
Laudus International MarketMasters Fund, Select Shares (a)	665,000	15,268,404
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	647,141	5,203,010
Laudus Mondrian International Equity Fund, Institutional Shares (a)	824,653	6,729,169
William Blair International Small Cap Growth Fund, Institutional Shares	509,679	8,180,344

		43,122,593

Large-Cap 48.7%
Laudus U.S. Large Cap Growth Fund (a)*	1,574,132	28,444,558
Schwab Core Equity Fund (a)	1,279,730	28,282,031
Schwab Dividend Equity Fund (a)	826,184	14,045,136
Schwab S&P 500 Index Fund (a)	885,752	24,668,188
TCW Relative Value Large Cap Fund	717,820	14,141,053

		109,580,966

Small-Cap 10.6%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	469,826	8,358,203
Schwab Small-Cap Equity Fund (a)	667,843	15,467,237

		23,825,440

		185,782,766

Fixed-Income Funds 15.1%

Inflation-Protected Bond 1.0%
Schwab Treasury Inflation Protected Securities Index Fund (a)	206,912	2,294,650

Intermediate-Term Bond 11.7%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	460,277	5,491,107
PIMCO Total Return Fund, Institutional Shares	974,280	10,541,714
Schwab Intermediate-Term Bond Fund (a)	336,107	3,418,209
Schwab Total Bond Market Fund (a)	726,812	6,810,229

		26,261,259

International Bond 0.5%
Laudus Mondrian International Fixed Income Fund (a)*	106,934	1,142,053

Short-Term Bond 1.9%
Schwab Short-Term Bond Market Fund (a)	470,818	4,369,193

		34,067,155

Total Other Investment Companies
(Cost $181,603,130)		219,849,921

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.1% of net assets

Time Deposit 2.1%
DNB
0.03%, 02/03/14	4,877,074	4,877,074

Total Short-Term Investment
(Cost $4,877,074)		4,877,074

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $187,433,026 and the unrealized appreciation and depreciation were $38,181,748 and ($887,779), respectively, with a net unrealized appreciation of $37,293,969.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 1

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

2

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$219,849,921	$—	$—	$219,849,921
Short-Term Investment[1]	—	4,877,074	—	4,877,074

Total	$219,849,921	$4,877,074	$—	$224,726,995

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

REG46843JAN14

 3

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Other Investment Companies	491,963,718	656,736,353
2.0%	Short-Term Investment	13,521,244	13,521,244

99.9%	Total Investments	505,484,962	670,257,597
0.1%	Other Assets and Liabilities, Net		854,298

100.0%	Net Assets		671,111,895

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.9% of net assets

Equity Funds 88.3%

Global Real Estate 4.4%
Schwab Global Real Estate Fund (a)	4,532,978	29,419,024

International 20.8%
American Century International Growth Fund, Institutional Shares	1,893,290	24,593,838
Laudus International MarketMasters Fund, Select Shares (a)	2,115,200	48,564,985
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	2,372,239	19,072,799
Laudus Mondrian International Equity Fund, Institutional Shares (a)	2,650,382	21,627,118
William Blair International Small Cap Growth Fund, Institutional Shares	1,618,507	25,977,043

		139,835,783

Large-Cap 51.3%
Laudus U.S. Large Cap Growth Fund (a)*	4,941,341	89,290,034
Schwab Core Equity Fund (a)	4,029,063	89,042,282
Schwab Dividend Equity Fund (a)	2,565,304	43,610,169
Schwab S&P 500 Index Fund (a)	2,775,633	77,301,375
TCW Relative Value Large Cap Fund	2,270,060	44,720,186

		343,964,046

Small-Cap 11.8%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,559,828	27,749,348
Schwab Small-Cap Equity Fund (a)	2,217,857	51,365,573

		79,114,921

		592,333,774

Fixed-Income Funds 9.6%

Inflation-Protected Bond 0.5%
Schwab Treasury Inflation Protected Securities Index Fund (a)	321,532	3,565,794

Intermediate-Term Bond 7.5%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,068,618	12,748,612
PIMCO Total Return Fund, Institutional Shares	2,148,890	23,250,995
Schwab Intermediate-Term Bond Fund (a)	625,482	6,361,148
Schwab Total Bond Market Fund (a)	886,173	8,303,445

		50,664,200

International Bond 0.2%
Laudus Mondrian International Fixed Income Fund (a)*	102,247	1,091,995

Short-Term Bond 1.4%
Schwab Short-Term Bond Market Fund (a)	978,512	9,080,590

		64,402,579

Total Other Investment Companies
(Cost $491,963,718)		656,736,353

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.0% of net assets

Time Deposit 2.0%
Wells Fargo
0.03%, 02/03/14	13,521,244	13,521,244

Total Short-Term Investment
(Cost $13,521,244)		13,521,244

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $509,902,308 and the unrealized appreciation and depreciation were $162,350,833 and ($1,995,544), respectively, with a net unrealized appreciation of $160,355,289.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for

 1

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

2

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$656,736,353	$—	$—	$656,736,353
Short-Term Investment[1]	—	13,521,244	—	13,521,244

Total	$656,736,353	$13,521,244	$—	$670,257,597

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

REG46844JAN14

 3

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.8%	Other Investment Companies	21,842,855	22,584,906
1.8%	Short-Term Investment	419,206	419,206

99.6%	Total Investments	22,262,061	23,004,112
0.4%	Other Assets and Liabilities, Net		98,727

100.0%	Net Assets		23,102,839

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.8% of net assets

Equity Funds 91.3%

Global Real Estate 4.5%
Schwab Global Real Estate Fund (a)	161,486	1,048,045

International 21.8%
American Century International Growth Fund, Institutional Shares	67,305	874,289
Laudus International MarketMasters Fund, Select Shares (a)	75,203	1,726,667
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	90,598	728,408
Laudus Mondrian International Equity Fund, Institutional Shares (a)	95,614	780,209
William Blair International Small Cap Growth Fund, Institutional Shares	57,072	916,004

		5,025,577

Large-Cap 52.5%
Laudus U.S. Large Cap Growth Fund (a)*	173,729	3,139,290
Schwab Core Equity Fund (a)	143,657	3,174,827
Schwab Dividend Equity Fund (a)	92,396	1,570,733
Schwab S&P 500 Index Fund (a)	98,977	2,756,517
TCW Relative Value Large Cap Fund	75,926	1,495,732

		12,137,099

Small-Cap 12.5%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	56,397	1,003,306
Schwab Small-Cap Equity Fund (a)	81,063	1,877,418

		2,880,724

		21,091,445

Fixed-Income Funds 6.5%

Inflation-Protected Bond 0.3%
Schwab Treasury Inflation Protected Securities Index Fund (a)	5,686	63,054

Intermediate-Term Bond 5.0%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	31,837	379,810
PIMCO Total Return Fund, Institutional Shares	54,947	594,527
Schwab Intermediate-Term Bond Fund (a)	11,345	115,380
Schwab Total Bond Market Fund (a)	7,474	70,033

		1,159,750

International Bond 0.1%
Laudus Mondrian International Fixed Income Fund (a)*	2,916	31,139

Short-Term Bond 1.1%
Schwab Short-Term Bond Market Fund (a)	25,810	239,518

		1,493,461

Total Other Investment Companies
(Cost $21,842,855)		22,584,906

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.8% of net assets

Time Deposit 1.8%
Citibank
0.03%, 02/03/14	419,206	419,206

Total Short-Term Investment
(Cost $419,206)		419,206

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $22,274,558 and the unrealized appreciation and depreciation were $866,504 and ($136,950), respectively, with a net unrealized appreciation of $729,554.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 1

 Schwab Target 2045 Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

2

 Schwab Target 2045 Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$22,584,906	$—	$—	$22,584,906
Short-Term Investment[1]	—	419,206	—	419,206

Total	$22,584,906	$419,206	$—	$23,004,112

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

REG47715JAN14

 3

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.7%	Other Investment Companies	17,149,312	17,751,185
2.0%	Short-Term Investment	357,448	357,448

99.7%	Total Investments	17,506,760	18,108,633
0.3%	Other Assets and Liabilities, Net		60,828

100.0%	Net Assets		18,169,461

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.7% of net assets

Equity Funds 93.7%

Global Real Estate 4.6%
Schwab Global Real Estate Fund (a)	130,208	845,048

International 22.5%
American Century International Growth Fund, Institutional Shares	54,194	703,982
Laudus International MarketMasters Fund, Select Shares (a)	60,589	1,391,129
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	77,403	622,321
Laudus Mondrian International Equity Fund, Institutional Shares (a)	77,218	630,103
William Blair International Small Cap Growth Fund, Institutional Shares	46,009	738,446

		4,085,981

Large-Cap 53.6%
Laudus U.S. Large Cap Growth Fund (a)*	139,154	2,514,515
Schwab Core Equity Fund (a)	115,205	2,546,039
Schwab Dividend Equity Fund (a)	74,208	1,261,536
Schwab S&P 500 Index Fund (a)	79,299	2,208,472
TCW Relative Value Large Cap Fund	60,907	1,199,859

		9,730,421

Small-Cap 13.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	46,870	833,814
Schwab Small-Cap Equity Fund (a)	66,048	1,529,683

		2,363,497

		17,024,947

Fixed-Income Funds 4.0%

Inflation-Protected Bond 0.1%
Schwab Treasury Inflation Protected Securities Index Fund (a)	1,273	14,112

Intermediate-Term Bond 3.2%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	15,065	179,720
PIMCO Total Return Fund, Institutional Shares	28,629	309,761
Schwab Intermediate-Term Bond Fund (a)	5,265	53,544
Schwab Total Bond Market Fund (a)	3,880	36,354

		579,379

International Bond 0.1%
Laudus Mondrian International Fixed Income Fund (a)*	1,476	15,762

Short-Term Bond 0.6%
Schwab Short-Term Bond Market Fund (a)	12,606	116,985

		726,238

Total Other Investment Companies
(Cost $17,149,312)		17,751,185

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.0% of net assets

Time Deposit 2.0%
Wells Fargo
0.03%, 02/03/14	357,448	357,448

Total Short-Term Investment
(Cost $357,448)		357,448

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $17,516,580 and the unrealized appreciation and depreciation were $693,735 and ($101,682), respectively, with a net unrealized appreciation of $592,053.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 1

 Schwab Target 2050 Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

2

 Schwab Target 2050 Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$17,751,185	$—	$—	$17,751,185
Short-Term Investment[1]	—	357,448	—	357,448

Total	$17,751,185	$357,448	$—	$18,108,633

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

REG47715JAN14

 3

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Other Investment Companies	9,900,653	10,160,471
2.0%	Short-Term Investment	207,018	207,018

100.0%	Total Investments	10,107,671	10,367,489
0.0%	Other Assets and Liabilities, Net		4,833

100.0%	Net Assets		10,372,322

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.0% of net assets

Equity Funds 96.0%

Global Real Estate 4.8%
Schwab Global Real Estate Fund (a)	76,510	496,549

International 23.2%
American Century International Growth Fund, Institutional Shares	31,281	406,345
Laudus International MarketMasters Fund, Select Shares (a)	35,384	812,406
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	47,452	381,510
Laudus Mondrian International Equity Fund, Institutional Shares (a)	45,928	374,769
William Blair International Small Cap Growth Fund, Institutional Shares	26,588	426,743

		2,401,773

Large-Cap 54.5%
Laudus U.S. Large Cap Growth Fund (a)*	80,953	1,462,826
Schwab Core Equity Fund (a)	66,882	1,478,094
Schwab Dividend Equity Fund (a)	42,977	730,613
Schwab S&P 500 Index Fund (a)	45,971	1,280,279
TCW Relative Value Large Cap Fund	35,624	701,786

		5,653,598

Small-Cap 13.5%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	27,296	485,590
Schwab Small-Cap Equity Fund (a)	39,417	912,894

		1,398,484

		9,950,404

Fixed-Income Funds 2.0%

Inflation-Protected Bond 0.0%
Schwab Treasury Inflation Protected Securities Index Fund (a)	232	2,578

Intermediate-Term Bond 1.6%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	4,833	57,653
PIMCO Total Return Fund, Institutional Shares	9,552	103,350
Schwab Intermediate-Term Bond Fund (a)	402	4,087
Schwab Total Bond Market Fund (a)	484	4,536

		169,626

International Bond 0.0%
Laudus Mondrian International Fixed Income Fund (a)*	175	1,872

Short-Term Bond 0.4%
Schwab Short-Term Bond Market Fund (a)	3,878	35,991

		210,067

Total Other Investment Companies
(Cost $9,900,653)		10,160,471

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.0% of net assets

Time Deposit 2.0%
DNB
0.03%, 02/03/14	207,018	207,018

Total Short-Term Investment
(Cost $207,018)		207,018

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $10,112,830 and the unrealized appreciation and depreciation were $312,370 and ($57,711), respectively, with a net unrealized appreciation of $254,659.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

 1

 Schwab Target 2055 Fund

Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

2

 Schwab Target 2055 Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$10,160,471	$—	$—	$10,160,471
Short-Term Investment[1]	—	207,018	—	207,018

Total	$10,160,471	$207,018	$—	$10,367,489

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

REG47715JAN14

 3

Schwab Capital Trust
Schwab Balanced Fund™

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.9%	Other Investment Companies	157,374,216	184,084,803

99.9%	Total Investments	157,374,216	184,084,803
0.1%	Other Assets and Liabilities		195,181

100.0%	Net Assets		184,279,984

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.9% of net assets

Equity Funds 60.9%

Large-Cap 50.9%
Laudus U.S. Large Cap Growth Fund (a)*	1,584,008	28,623,025
Schwab Core Equity Fund (a)	2,949,013	65,173,190

		93,796,215

Small-Cap 10.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,034,353	18,401,139

		112,197,354

Fixed-Income Funds 36.1%

Intermediate-Term Bond 36.1%
Schwab Intermediate-Term Bond Fund (a)	2,178,233	22,152,633
Schwab Total Bond Market Fund (a)	4,730,220	44,322,164

		66,474,797

Money Market Fund 2.9%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	5,412,652	5,412,652

Total Other Investment Companies
(Cost $157,374,216)		184,084,803

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $160,105,512 and the unrealized appreciation and depreciation were $24,180,733 and ($201,442), respectively, with a net unrealized appreciation of $23,979,291.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon

 1

 Schwab Balanced Fund

Portfolio Holdings (Unaudited) continued

the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$184,084,803	$—	$—	$184,084,803

Total	$184,084,803	$—	$—	$184,084,803

[1]	As categorized in Portfolio Holdings.

2

 Schwab Balanced Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

REG46831JAN14

 3

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.5%	Other Investment Companies	397,894,088	588,465,086
0.4%	Short-Term Investment	2,608,926	2,608,926

99.9%	Total Investments	400,503,014	591,074,012
0.1%	Other Assets and Liabilities, Net		313,608

100.0%	Net Assets		591,387,620

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.5% of net assets

Equity Funds 99.5%

International 29.9%
Schwab International Index Fund (a)	9,324,035	176,783,698

Large-Cap 44.8%
Schwab S&P 500 Index Fund (a)	9,507,160	264,774,416

Small-Cap 24.8%
Schwab Small-Cap Index Fund (a)	5,477,516	146,906,972

Total Other Investment Companies
(Cost $397,894,088)		588,465,086

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Wells Fargo
0.03%, 02/03/14	2,608,926	2,608,926

Total Short-Term Investment
(Cost $2,608,926)		2,608,926

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $414,998,420 and the unrealized appreciation and depreciation were $176,075,592 and ($0), respectively, with a net unrealized appreciation of $176,075,592.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

 1

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$588,465,086	$—	$—	$588,465,086
Short-Term Investment[1]	—	2,608,926	—	2,608,926

Total	$588,465,086	$2,608,926	$—	$591,074,012

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

REG46832JAN14

2

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.6%	Other Investment Companies	411,761,431	663,215,927
3.3%	Short-Term Investments	22,680,027	22,680,027

99.9%	Total Investments	434,441,458	685,895,954
0.1%	Other Assets and Liabilities, Net		484,203

100.0%	Net Assets		686,380,157

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.6% of net assets

Equity Funds 80.0%

International 20.0%
Schwab International Index Fund (a)	7,246,893	137,401,086

Large-Cap 40.0%
Schwab S&P 500 Index Fund (a)	9,852,309	274,386,815

Small-Cap 20.0%
Schwab Small-Cap Index Fund (a)	5,111,139	137,080,757

		548,868,658

Fixed-Income Fund 15.0%

Intermediate-Term Bond 15.0%
Schwab Total Bond Market Fund (a)	11,024,156	103,296,345

Money Market Fund 1.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	11,050,924	11,050,924

Total Other Investment Companies
(Cost $411,761,431)		663,215,927

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.3%
DNB
0.03%, 02/03/14	1,958,648	1,958,648
Wells Fargo
0.03%, 02/03/14	20,721,379	20,721,379

Total Short-Term Investments
(Cost $22,680,027)		22,680,027

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $438,886,886 and the unrealized appreciation and depreciation were $247,009,068 and ($0), respectively, with a net unrealized appreciation of $247,009,068.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 1

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$663,215,927	$—	$—	$663,215,927
Short-Term Investments[1]	—	22,680,027	—	22,680,027

Total	$663,215,927	$22,680,027	$—	$685,895,954

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

REG46835JAN14

 3

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.7%	Other Investment Companies	331,885,887	481,300,762
3.3%	Short-Term Investments	16,558,247	16,558,247

100.0%	Total Investments	348,444,134	497,859,009
0.0%	Other Assets and Liabilities, Net		157,169

100.0%	Net Assets		498,016,178

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.7% of net assets

Equity Funds 60.0%

International 15.0%
Schwab International Index Fund (a)	3,939,324	74,689,581

Large-Cap 30.0%
Schwab S&P 500 Index Fund (a)	5,359,559	149,263,728

Small-Cap 15.0%
Schwab Small-Cap Index Fund (a)	2,780,213	74,565,323

		298,518,632

Fixed-Income Fund 35.1%

Intermediate-Term Bond 35.1%
Schwab Total Bond Market Fund (a)	18,649,776	174,748,399

Money Market Fund 1.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	8,033,731	8,033,731

Total Other Investment Companies
(Cost $331,885,887)		481,300,762

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.3%
Citibank
0.03%, 02/03/14	1,549,906	1,549,906
DNB
0.03%, 02/03/14	15,008,341	15,008,341

Total Short-Term Investments
(Cost $16,558,247)		16,558,247

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $355,948,829 and the unrealized appreciation and depreciation were $141,910,180 and ($0), respectively, with a net unrealized appreciation of $141,910,180.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 1

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$481,300,762	$—	$—	$481,300,762
Short-Term Investments[1]	—	16,558,247	—	16,558,247

Total	$481,300,762	$16,558,247	$—	$497,859,009

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

REG46833JAN14

 3

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.7%	Other Investment Companies	158,560,597	203,673,193
3.2%	Short-Term Investments	6,774,226	6,774,226

99.9%	Total Investments	165,334,823	210,447,419
0.1%	Other Assets and Liabilities, Net		197,432

100.0%	Net Assets		210,644,851

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.7% of net assets

Equity Funds 39.9%

International 10.0%
Schwab International Index Fund (a)	1,111,692	21,077,680

Large-Cap 20.0%
Schwab S&P 500 Index Fund (a)	1,509,973	42,052,745

Small-Cap 9.9%
Schwab Small-Cap Index Fund (a)	782,198	20,978,547

		84,108,972

Fixed-Income Fund 55.1%

Intermediate-Term Bond 55.1%
Schwab Total Bond Market Fund (a)	12,388,121	116,076,693

Money Market Fund 1.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	3,487,528	3,487,528

Total Other Investment Companies
(Cost $158,560,597)		203,673,193

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.2% of net assets

Time Deposits 3.2%
DNB
0.03%, 02/03/14	489,386	489,386
Wells Fargo
0.03%, 02/03/14	6,284,840	6,284,840

Total Short-Term Investments
(Cost $6,774,226)		6,774,226

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $172,985,798 and the unrealized appreciation and depreciation were $37,461,621 and ($0), respectively, with a net unrealized appreciation of $37,461,621.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 1

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$203,673,193	$—	$—	$203,673,193
Short-Term Investments[1]	—	6,774,226	—	6,774,226

Total	$203,673,193	$6,774,226	$—	$210,447,419

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

REG46834JAN14

 3

Schwab Capital Trust
Schwab® S&P 500 Index Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Common Stock	10,319,260,327	17,035,783,671
2.8%	Short-Term Investments	490,047,436	490,047,516

99.8%	Total Investments	10,809,307,763	17,525,831,187
0.1%	Collateral Invested for Securities on Loan	10,457,857	10,457,857
0.1%	Other Assets and Liabilities, Net		23,272,463

100.0%	Net Assets		17,559,561,507

	Number	Value
Security	of Shares	($)

Common Stock 97.0% of net assets

Automobiles & Components 1.1%
BorgWarner, Inc.	241,400	12,963,180
Delphi Automotive plc	313,200	19,070,748
Ford Motor Co.	4,198,397	62,808,019
General Motors Co. *	1,220,000	44,017,600
Harley-Davidson, Inc.	231,470	14,279,384
Johnson Controls, Inc.	733,559	33,831,741
The Goodyear Tire & Rubber Co.	247,536	5,856,702

		192,827,374

Banks 2.9%
BB&T Corp.	763,726	28,570,990
Comerica, Inc.	188,270	8,622,766
Fifth Third Bancorp	991,829	20,848,246
Hudson City Bancorp, Inc.	481,992	4,357,208
Huntington Bancshares, Inc.	821,893	7,454,570
KeyCorp	941,198	12,009,686
M&T Bank Corp.	138,598	15,455,063
People’s United Financial, Inc.	343,300	4,878,293
Regions Financial Corp.	1,567,445	15,940,916
SunTrust Banks, Inc.	560,816	20,761,408
The PNC Financial Services Group, Inc.	571,278	45,633,687
U.S. Bancorp	1,943,628	77,220,340
Wells Fargo & Co.	5,149,209	233,465,136
Zions Bancorp	178,698	5,137,567

		500,355,876

Capital Goods 7.9%
3M Co.	691,919	88,697,097
Allegion plc *	96,933	4,783,643
AMETEK, Inc.	260,300	12,864,026
Caterpillar, Inc.	693,162	65,094,843
Cummins, Inc.	182,562	23,181,723
Danaher Corp.	637,474	47,421,691
Deere & Co.	411,386	35,362,741
Dover Corp.	182,470	15,794,603
Eaton Corp. plc	501,538	36,657,412
Emerson Electric Co.	755,015	49,785,689
Fastenal Co.	283,398	12,449,674
Flowserve Corp.	150,300	10,871,199
Fluor Corp.	191,882	14,575,357
General Dynamics Corp.	363,360	36,812,002
General Electric Co.	10,837,352	272,342,656
Honeywell International, Inc.	840,529	76,681,461
Illinois Tool Works, Inc.	436,936	34,461,142
Ingersoll-Rand plc	290,800	17,096,132
Jacobs Engineering Group, Inc. *	137,934	8,373,973
Joy Global, Inc.	113,200	5,975,828
L-3 Communications Holdings, Inc.	105,783	11,749,318
Lockheed Martin Corp.	289,391	43,671,996
Masco Corp.	382,388	8,091,330
Northrop Grumman Corp.	242,467	28,017,062
PACCAR, Inc.	379,550	21,254,800
Pall Corp.	126,730	10,151,073
Parker Hannifin Corp.	155,336	17,610,442
Pentair Ltd.	208,982	15,533,632
Precision Castparts Corp.	153,027	38,983,628
Quanta Services, Inc. *	231,900	7,228,323
Raytheon Co.	338,488	32,180,054
Rockwell Automation, Inc.	142,421	16,355,628
Rockwell Collins, Inc.	147,405	11,137,922
Roper Industries, Inc.	102,800	14,108,272
Snap-on, Inc.	58,282	5,836,942
Stanley Black & Decker, Inc.	166,181	12,862,409
Textron, Inc.	292,004	10,366,142
The Boeing Co.	739,654	92,649,060
United Technologies Corp.	899,535	102,564,981
W.W. Grainger, Inc.	65,927	15,458,563
Xylem, Inc.	197,600	6,591,936

		1,391,686,405

Commercial & Professional Supplies 0.6%
Cintas Corp.	111,376	6,356,228
Equifax, Inc.	136,561	9,567,464
Iron Mountain, Inc.	220,560	5,824,990
Nielsen Holdings N.V.	267,500	11,312,575
Pitney Bowes, Inc.	196,591	4,950,161
Republic Services, Inc.	289,334	9,267,368
Robert Half International, Inc.	139,442	5,825,887

 1

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stericycle, Inc. *	89,400	10,465,164
The ADT Corp.	227,100	6,822,084
The Dun & Bradstreet Corp.	46,500	5,115,000
Tyco International Ltd.	480,900	19,471,641
Waste Management, Inc.	454,916	19,006,390

		113,984,952

Consumer Durables & Apparel 1.3%
Coach, Inc.	299,728	14,353,974
D.R. Horton, Inc.	285,216	6,696,872
Fossil Group, Inc. *	54,900	6,139,467
Garmin Ltd. (b)	131,100	5,906,055
Harman International Industries, Inc.	86,656	8,962,830
Hasbro, Inc.	121,717	5,978,739
Leggett & Platt, Inc.	157,894	4,739,978
Lennar Corp., Class A	171,818	6,900,211
Mattel, Inc.	357,094	13,512,437
Michael Kors Holdings Ltd. *	190,000	15,186,700
Mohawk Industries, Inc. *	65,300	9,284,354
Newell Rubbermaid, Inc.	327,150	10,108,935
NIKE, Inc., Class B	797,024	58,063,198
PulteGroup, Inc.	370,186	7,522,179
PVH Corp.	84,100	10,165,167
Ralph Lauren Corp.	62,826	9,856,771
VF Corp.	377,164	22,045,236
Whirlpool Corp.	83,322	11,106,823

		226,529,926

Consumer Services 1.7%
Carnival Corp.	456,921	17,906,734
Chipotle Mexican Grill, Inc. *	33,959	18,744,010
Darden Restaurants, Inc.	128,248	6,340,581
Graham Holdings Co., Class B	5,369	3,361,316
H&R Block, Inc.	286,205	8,700,632
International Game Technology	280,660	4,049,924
Marriott International, Inc., Class A	254,872	12,565,190
McDonald’s Corp.	1,073,638	101,104,490
Starbucks Corp.	800,762	56,950,193
Starwood Hotels & Resorts Worldwide, Inc.	203,468	15,201,094
Wyndham Worldwide Corp.	148,464	10,532,036
Wynn Resorts Ltd.	83,200	18,089,344
Yum! Brands, Inc.	470,485	31,593,068

		305,138,612

Diversified Financials 8.1%
American Express Co.	983,641	83,629,158
Ameriprise Financial, Inc.	203,314	21,478,091
Bank of America Corp.	11,448,611	191,764,234
Berkshire Hathaway, Inc., Class B *	1,923,330	214,643,628
BlackRock, Inc.	134,200	40,323,074
Capital One Financial Corp.	623,774	44,044,682
Citigroup, Inc.	3,240,747	153,708,630
CME Group, Inc.	337,685	25,245,331
Discover Financial Services	524,873	28,159,436
E*TRADE Financial Corp. *	307,619	6,158,532
Franklin Resources, Inc.	433,605	22,551,796
IntercontinentalExchange Group, Inc.	123,266	25,736,708
Invesco Ltd.	461,447	15,343,113
JPMorgan Chase & Co.	4,026,731	222,919,828
Legg Mason, Inc.	113,698	4,815,110
Leucadia National Corp.	333,951	9,126,881
Moody’s Corp.	211,829	15,798,207
Morgan Stanley	1,481,854	43,729,512
Northern Trust Corp.	240,518	14,483,994
SLM Corp.	494,418	11,252,954
State Street Corp.	477,026	31,936,891
T. Rowe Price Group, Inc.	277,179	21,741,921
The Bank of New York Mellon Corp.	1,223,673	39,108,589
The Charles Schwab Corp. (a)	1,232,381	30,587,696
The Goldman Sachs Group, Inc.	451,469	74,095,092
The McGraw Hill Financial, Inc.	297,567	22,626,995
The NASDAQ OMX Group, Inc.	119,900	4,574,185

		1,419,584,268

Energy 9.7%
Anadarko Petroleum Corp.	535,709	43,226,359
Apache Corp.	430,306	34,536,360
Baker Hughes, Inc.	470,563	26,652,688
Cabot Oil & Gas Corp.	434,200	17,359,316
Cameron International Corp. *	256,300	15,370,311
Chesapeake Energy Corp.	577,766	15,547,683
Chevron Corp.	2,058,934	229,838,802
ConocoPhillips	1,312,290	85,233,235
CONSOL Energy, Inc.	240,418	8,979,612
Denbury Resources, Inc. *	377,200	6,061,604
Devon Energy Corp.	417,758	24,739,629
Diamond Offshore Drilling, Inc.	65,300	3,169,662
Ensco plc, Class A	238,200	11,998,134
EOG Resources, Inc.	295,106	48,763,315
EQT Corp.	154,600	14,348,426
Exxon Mobil Corp.	4,687,841	432,031,427
FMC Technologies, Inc. *	246,300	12,177,072
Halliburton Co.	915,468	44,867,087
Helmerich & Payne, Inc.	118,300	10,415,132
Hess Corp.	314,040	23,706,880
Kinder Morgan, Inc.	702,744	23,900,323
Marathon Oil Corp.	741,452	24,312,211
Marathon Petroleum Corp.	335,326	29,190,128
Murphy Oil Corp.	184,892	10,466,736
Nabors Industries Ltd.	287,890	4,917,161
National Oilwell Varco, Inc.	450,124	33,763,801
Newfield Exploration Co. *	145,600	3,606,512
Noble Corp. plc	258,800	8,030,564
Noble Energy, Inc.	398,368	24,830,277
Occidental Petroleum Corp.	858,650	75,191,981
Peabody Energy Corp.	261,564	4,459,666
Phillips 66	655,595	47,917,439
Pioneer Natural Resources Co.	152,800	25,872,096
QEP Resources, Inc.	186,091	5,748,351
Range Resources Corp.	178,200	15,359,058
Rowan Cos. plc, Class A *	126,263	3,960,870
Schlumberger Ltd.	1,420,015	124,350,714
Southwestern Energy Co. *	366,500	14,912,885
Spectra Energy Corp.	715,309	25,715,359

2

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tesoro Corp.	138,207	7,120,425
The Williams Cos., Inc.	751,198	30,416,007
Transocean Ltd.	360,000	15,580,800
Valero Energy Corp.	568,940	29,072,834
WPX Energy, Inc. *	182,099	3,468,986

		1,701,187,918

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	467,992	52,583,581
CVS Caremark Corp.	1,274,951	86,339,682
Safeway, Inc.	266,496	8,325,335
Sysco Corp.	615,857	21,604,264
The Kroger Co.	576,447	20,809,737
Wal-Mart Stores, Inc.	1,727,302	128,994,913
Walgreen Co.	924,811	53,037,911
Whole Foods Market, Inc.	396,932	20,743,666

		392,439,089

Food, Beverage & Tobacco 5.0%
Altria Group, Inc.	2,142,291	75,451,489
Archer-Daniels-Midland Co.	704,799	27,825,465
Beam, Inc.	185,579	15,458,731
Brown-Forman Corp., Class B	168,992	13,012,384
Campbell Soup Co.	188,711	7,776,780
Coca-Cola Enterprises, Inc.	258,662	11,197,478
ConAgra Foods, Inc.	476,949	15,162,209
Constellation Brands, Inc., Class A *	175,065	13,422,234
Dr Pepper Snapple Group, Inc.	203,200	9,729,216
General Mills, Inc.	674,280	32,378,926
Hormel Foods Corp.	144,300	6,556,992
Kellogg Co.	268,934	15,592,793
Kraft Foods Group, Inc.	634,718	33,227,487
Lorillard, Inc.	389,091	19,151,059
McCormick & Co., Inc. - Non Voting Shares	132,602	8,510,396
Mead Johnson Nutrition Co.	223,200	17,161,848
Molson Coors Brewing Co., Class B	164,430	8,655,595
Mondelez International, Inc., Class A	1,881,354	61,614,344
Monster Beverage Corp. *	148,900	10,110,310
PepsiCo, Inc.	1,643,463	132,068,687
Philip Morris International, Inc.	1,724,346	134,740,396
Reynolds American, Inc.	327,596	15,888,406
The Coca-Cola Co.	4,062,856	153,657,214
The Hershey Co.	155,128	15,419,723
The JM Smucker Co.	124,275	11,978,867
Tyson Foods, Inc., Class A	304,290	11,380,446

		877,129,475

Health Care Equipment & Services 4.2%
Abbott Laboratories	1,669,286	61,196,025
Aetna, Inc.	401,775	27,453,286
AmerisourceBergen Corp.	247,246	16,619,876
Baxter International, Inc.	572,589	39,107,829
Becton, Dickinson & Co.	202,390	21,882,407
Boston Scientific Corp. *	1,434,274	19,405,727
C.R. Bard, Inc.	84,373	10,933,897
Cardinal Health, Inc.	365,733	24,877,159
CareFusion Corp. *	231,766	9,449,100
Cerner Corp. *	312,600	17,783,814
Cigna Corp.	293,308	25,315,413
Covidien plc	497,200	33,928,928
DaVita HealthCare Partners, Inc. *	203,500	13,213,255
DENTSPLY International, Inc.	149,900	6,916,386
Edwards Lifesciences Corp. *	115,800	7,540,896
Express Scripts Holding Co. *	860,695	64,285,310
Humana, Inc.	175,903	17,115,362
Intuitive Surgical, Inc. *	41,131	16,764,173
Laboratory Corp. of America Holdings *	97,291	8,739,650
McKesson Corp.	243,675	42,499,357
Medtronic, Inc.	1,066,339	60,312,134
Patterson Cos., Inc.	83,947	3,354,522
Quest Diagnostics, Inc.	156,880	8,236,200
St. Jude Medical, Inc.	301,387	18,303,232
Stryker Corp.	314,340	24,392,784
Tenet Healthcare Corp. *	112,904	5,194,713
UnitedHealth Group, Inc.	1,086,310	78,518,487
Varian Medical Systems, Inc. *	110,706	9,001,505
WellPoint, Inc.	313,629	26,972,094
Zimmer Holdings, Inc.	177,223	16,653,645

		735,967,166

Household & Personal Products 2.1%
Avon Products, Inc.	481,920	7,175,789
Colgate-Palmolive Co.	939,194	57,506,849
Kimberly-Clark Corp.	408,795	44,709,909
The Clorox Co.	130,257	11,497,785
The Estee Lauder Cos., Inc., Class A	272,452	18,728,350
The Procter & Gamble Co.	2,918,590	223,622,366

		363,241,048

Insurance 2.8%
ACE Ltd.	362,500	34,006,125
Aflac, Inc.	491,573	30,860,953
American International Group, Inc.	1,566,554	75,131,930
Aon plc	323,350	26,016,741
Assurant, Inc.	89,346	5,838,761
Cincinnati Financial Corp.	155,203	7,519,585
Genworth Financial, Inc., Class A *	496,064	7,316,944
Hartford Financial Services Group, Inc.	473,095	15,730,409
Lincoln National Corp.	294,671	14,153,048
Loews Corp.	324,016	14,447,874
Marsh & McLennan Cos., Inc.	579,479	26,487,985
MetLife, Inc.	1,193,377	58,535,142
Principal Financial Group, Inc.	288,467	12,568,507
Prudential Financial, Inc.	492,531	41,564,691
The Allstate Corp.	501,310	25,667,072
The Chubb Corp.	267,893	22,647,674
The Progressive Corp.	600,020	13,944,465
The Travelers Cos., Inc.	396,860	32,256,780
Torchmark Corp.	95,511	7,177,652

 3

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unum Group	276,440	8,901,368
XL Group plc	312,199	8,972,599

		489,746,305

Materials 3.4%
Air Products & Chemicals, Inc.	223,401	23,488,381
Airgas, Inc.	75,000	7,743,000
Alcoa, Inc.	1,245,564	14,336,442
Allegheny Technologies, Inc.	101,170	3,180,785
Avery Dennison Corp.	103,076	5,078,555
Ball Corp.	152,738	7,818,658
Bemis Co., Inc.	116,535	4,487,763
CF Industries Holdings, Inc.	66,225	15,288,704
Cliffs Natural Resources, Inc. (b)	136,800	2,642,976
E.I. du Pont de Nemours & Co.	984,104	60,040,185
Eastman Chemical Co.	172,716	13,464,939
Ecolab, Inc.	286,628	28,817,579
FMC Corp.	136,000	9,605,680
Freeport-McMoRan Copper & Gold, Inc.	1,094,640	35,477,282
International Flavors & Fragrances, Inc.	80,543	6,981,467
International Paper Co.	493,989	23,583,035
LyondellBasell Industries N.V., Class A	477,500	37,607,900
MeadWestvaco Corp.	181,650	6,552,116
Monsanto Co.	562,800	59,966,340
Newmont Mining Corp.	512,646	11,073,154
Nucor Corp.	331,100	16,008,685
Owens-Illinois, Inc. *	157,500	5,046,300
PPG Industries, Inc.	152,248	27,763,945
Praxair, Inc.	313,679	39,122,045
Sealed Air Corp.	236,068	7,362,961
Sigma-Aldrich Corp.	127,254	11,830,804
The Dow Chemical Co.	1,299,135	59,123,634
The Mosaic Co.	363,000	16,211,580
The Sherwin-Williams Co.	97,636	17,892,773
United States Steel Corp.	134,613	3,514,745
Vulcan Materials Co.	151,071	9,325,613

		590,438,026

Media 3.6%
Cablevision Systems Corp., Class A	220,000	3,528,800
CBS Corp., Class B - Non Voting Shares	597,836	35,104,930
Comcast Corp., Class A	2,791,464	151,995,215
DIRECTV *	523,302	36,332,858
Discovery Communications, Inc., Class A *	234,100	18,676,498
Gannett Co., Inc.	237,514	6,538,760
News Corp., Class A *	516,400	8,241,744
Omnicom Group, Inc.	267,347	19,404,045
Scripps Networks Interactive, Class A	116,593	8,455,324
The Interpublic Group of Cos., Inc.	454,565	7,418,501
The Walt Disney Co.	1,750,583	127,109,832
Time Warner Cable, Inc.	306,801	40,887,369
Time Warner, Inc.	972,574	61,106,824
Twenty-First Century Fox, Inc.	2,122,901	67,550,710
Viacom Inc., Class B	431,253	35,405,872

		627,757,282

Pharmaceuticals, Biotechnology & Life Sciences 8.9%
AbbVie, Inc.	1,704,086	83,892,154
Actavis plc *	184,446	34,856,605
Agilent Technologies, Inc.	376,466	21,891,498
Alexion Pharmaceuticals, Inc. *	210,000	33,333,300
Allergan, Inc.	314,658	36,059,807
Amgen, Inc.	807,759	96,082,933
Biogen Idec, Inc. *	256,891	80,314,402
Bristol-Myers Squibb Co.	1,754,464	87,670,566
Celgene Corp. *	441,413	67,063,877
Eli Lilly & Co.	1,056,523	57,062,807
Forest Laboratories, Inc. *	270,564	17,938,393
Gilead Sciences, Inc. *	1,642,450	132,463,592
Hospira, Inc. *	178,482	7,854,993
Johnson & Johnson	3,022,225	267,376,246
Life Technologies Corp. *	—	1
Merck & Co., Inc.	3,118,514	165,187,687
Mylan, Inc. *	404,751	18,379,743
PerkinElmer, Inc.	105,660	4,606,776
Perrigo Co. plc	141,800	22,072,588
Pfizer, Inc.	6,942,233	211,043,883
Regeneron Pharmaceuticals, Inc. *	83,100	23,981,829
Thermo Fisher Scientific, Inc.	387,037	44,563,440
Vertex Pharmaceuticals, Inc. *	248,100	19,609,824
Waters Corp. *	92,152	9,977,297
Zoetis, Inc.	518,900	15,753,804

		1,559,038,045

Real Estate 1.9%
American Tower Corp.	419,700	33,945,336
Apartment Investment & Management Co., Class A	149,714	4,187,501
AvalonBay Communities, Inc.	126,199	15,585,576
Boston Properties, Inc.	157,076	16,978,345
CBRE Group, Inc., Class A *	307,440	8,159,458
Equity Residential	373,922	20,707,800
General Growth Properties, Inc.	590,000	11,882,600
HCP, Inc.	476,200	18,643,230
Health Care REIT, Inc.	307,900	17,833,568
Host Hotels & Resorts, Inc.	810,111	14,897,941
Kimco Realty Corp.	421,159	8,806,435
Plum Creek Timber Co., Inc.	203,177	8,750,833
Prologis, Inc.	536,789	20,805,942
Public Storage	158,978	25,053,343
Simon Property Group, Inc.	330,753	51,213,795
The Macerich Co.	140,000	7,924,000
Ventas, Inc.	311,500	19,434,485
Vornado Realty Trust REIT	186,356	17,113,071
Weyerhaeuser Co.	603,140	18,021,823

		339,945,082

Retailing 4.2%
Amazon.com, Inc. *	397,180	142,464,494

4

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AutoNation, Inc. *	68,533	3,384,845
AutoZone, Inc. *	36,498	18,068,700
Bed Bath & Beyond, Inc. *	226,869	14,485,586
Best Buy Co., Inc.	296,557	6,980,952
CarMax, Inc. *	239,200	10,790,312
Dollar General Corp. *	310,400	17,481,728
Dollar Tree, Inc. *	230,600	11,649,912
Expedia, Inc.	114,513	7,441,055
Family Dollar Stores, Inc.	98,830	6,109,671
GameStop Corp., Class A	119,100	4,176,837
Genuine Parts Co.	158,838	13,064,426
Kohl’s Corp.	213,210	10,794,822
L Brands, Inc.	261,235	13,678,265
Lowe’s Cos., Inc.	1,129,788	52,297,887
Macy’s, Inc.	399,926	21,276,063
Netflix, Inc. *	62,800	25,705,924
Nordstrom, Inc.	151,296	8,691,955
O’Reilly Automotive, Inc. *	116,800	15,298,464
PetSmart, Inc.	106,900	6,734,700
Priceline.com, Inc. *	54,883	62,834,998
Ross Stores, Inc.	227,200	15,429,152
Staples, Inc.	715,869	9,420,836
Target Corp.	682,208	38,640,261
The Gap, Inc.	294,662	11,220,729
The Home Depot, Inc.	1,508,450	115,924,382
The TJX Cos., Inc.	765,406	43,903,688
Tiffany & Co.	125,428	10,434,355
Tractor Supply Co.	150,000	9,976,500
TripAdvisor, Inc. *	114,313	8,823,820
Urban Outfitters, Inc. *	111,100	3,979,602

		741,164,921

Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	329,046	11,000,008
Analog Devices, Inc.	348,154	16,805,393
Applied Materials, Inc.	1,262,472	21,234,779
Broadcom Corp., Class A	586,218	17,445,848
First Solar, Inc. *	77,300	3,909,834
Intel Corp.	5,309,105	130,285,437
KLA-Tencor Corp.	185,081	11,376,929
Lam Research Corp. *	181,374	9,179,338
Linear Technology Corp.	255,168	11,365,183
LSI Corp.	573,376	6,324,337
Microchip Technology, Inc.	208,823	9,367,800
Micron Technology, Inc. *	1,155,675	26,626,752
NVIDIA Corp.	601,582	9,444,837
Texas Instruments, Inc.	1,171,354	49,665,410
Xilinx, Inc.	287,363	13,339,390

		347,371,275

Software & Services 10.3%
Accenture plc, Class A	685,400	54,749,752
Adobe Systems, Inc. *	497,776	29,463,361
Akamai Technologies, Inc. *	185,841	8,860,899
Alliance Data Systems Corp. *	52,200	12,510,252
Autodesk, Inc. *	251,781	12,903,776
Automatic Data Processing, Inc.	511,573	39,186,492
CA, Inc.	370,925	11,899,274
Citrix Systems, Inc. *	195,708	10,581,932
Cognizant Technology Solutions Corp., Class A *	324,048	31,406,732
Computer Sciences Corp.	162,140	9,794,877
eBay, Inc. *	1,248,069	66,397,271
Electronic Arts, Inc. *	305,892	8,075,549
Facebook, Inc., Class A *	1,761,800	110,235,826
Fidelity National Information Services, Inc.	299,034	15,161,024
Fiserv, Inc. *	280,704	15,733,459
Google, Inc., Class A *	300,603	355,003,125
International Business Machines Corp.	1,091,190	192,791,449
Intuit, Inc.	316,409	23,176,959
MasterCard, Inc., Class A	1,105,490	83,663,483
Microsoft Corp.	8,137,231	307,994,193
Oracle Corp.	3,758,986	138,706,583
Paychex, Inc.	348,165	14,560,260
Red Hat, Inc. *	194,100	10,966,650
Salesforce.com, Inc. *	584,326	35,369,253
Symantec Corp.	753,650	16,135,647
Teradata Corp. *	161,371	6,635,576
The Western Union Co.	630,625	9,711,625
Total System Services, Inc.	177,100	5,291,748
Verisign, Inc. *	149,825	8,802,219
Visa, Inc., Class A	543,700	117,129,291
Yahoo! Inc. *	1,030,255	37,109,785

		1,800,008,322

Technology Hardware & Equipment 6.0%
Amphenol Corp., Class A	161,800	14,057,184
Apple, Inc.	963,763	482,459,758
Cisco Systems, Inc.	5,713,628	125,185,590
Corning, Inc.	1,555,187	26,764,768
EMC Corp.	2,214,945	53,690,267
F5 Networks, Inc. *	82,400	8,816,800
FLIR Systems, Inc.	149,700	4,748,484
Harris Corp.	108,800	7,544,192
Hewlett-Packard Co.	2,069,108	60,004,132
Jabil Circuit, Inc.	170,686	3,067,227
Juniper Networks, Inc. *	520,465	13,849,574
Motorola Solutions, Inc.	252,122	16,085,383
NetApp, Inc.	369,974	15,664,699
QUALCOMM, Inc.	1,802,765	133,801,218
SanDisk Corp.	247,324	17,201,384
Seagate Technology plc	349,400	18,469,284
TE Connectivity Ltd.	449,600	25,406,896
Western Digital Corp.	223,300	19,241,761
Xerox Corp.	1,284,866	13,940,796

		1,059,999,397

Telecommunication Services 2.2%
AT&T, Inc.	5,672,236	188,998,903
CenturyLink, Inc.	645,643	18,633,257
Crown Castle International Corp. *	350,700	24,885,672
Frontier Communications Corp. (b)	1,102,945	5,183,841
Verizon Communications, Inc.	3,065,378	147,199,452
Windstream Holdings, Inc. (b)	594,274	4,445,170

		389,346,295

 5

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 1.9%
C.H. Robinson Worldwide, Inc.	154,095	9,020,721
CSX Corp.	1,087,991	29,277,838
Delta Air Lines, Inc.	916,400	28,051,004
Expeditors International of Washington, Inc.	239,100	9,769,626
FedEx Corp.	316,668	42,218,178
Kansas City Southern	113,000	11,931,670
Norfolk Southern Corp.	325,292	30,118,786
Ryder System, Inc.	60,702	4,321,376
Southwest Airlines Co.	753,336	15,782,389
Union Pacific Corp.	492,175	85,756,572
United Parcel Service, Inc., Class B	769,918	73,319,291

		339,567,451

Utilities 3.0%
AGL Resources, Inc.	129,640	6,194,199
Ameren Corp.	257,420	9,740,773
American Electric Power Co., Inc.	522,002	25,478,918
CenterPoint Energy, Inc.	448,566	10,496,444
CMS Energy Corp.	261,884	7,277,756
Consolidated Edison, Inc.	330,165	17,964,278
Dominion Resources, Inc.	621,764	42,223,993
DTE Energy Co.	189,412	12,921,687
Duke Energy Corp.	756,199	53,402,773
Edison International	338,593	16,306,639
Entergy Corp.	186,753	11,771,042
Exelon Corp.	914,293	26,514,497
FirstEnergy Corp.	433,794	13,660,173
Integrys Energy Group, Inc.	86,594	4,705,518
NextEra Energy, Inc.	461,338	42,410,802
NiSource, Inc.	349,362	12,007,572
Northeast Utilities	337,500	14,782,500
NRG Energy, Inc.	378,600	10,544,010
ONEOK, Inc.	231,100	15,828,039
Pepco Holdings, Inc.	250,100	4,859,443
PG&E Corp.	474,506	20,000,428
Pinnacle West Capital Corp.	125,361	6,597,750
PPL Corp.	655,770	20,046,889
Public Service Enterprise Group, Inc.	532,270	17,745,882
SCANA Corp.	157,500	7,445,025
Sempra Energy	251,269	23,295,149
TECO Energy, Inc.	194,819	3,191,135
The AES Corp.	703,349	9,889,087
The Southern Co.	931,325	38,407,843
Wisconsin Energy Corp.	231,900	9,895,173
Xcel Energy, Inc.	543,886	15,723,744

		531,329,161

Total Common Stock
(Cost $10,319,260,327)		17,035,783,671

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.8% of net assets

Time Deposits 2.7%
Citibank
0.03%, 02/03/14	25,515,256	25,515,256
DNB
0.03%, 02/03/14	440,534,060	440,534,060

		466,049,316

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.06%, 03/20/14 (c)(d)	24,000,000	23,998,200

Total Short-Term Investments
(Cost $490,047,436)		490,047,516

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (e)	10,457,857	10,457,857

Total Collateral Invested for Securities on Loan
(Cost $10,457,857)		10,457,857

End of Collateral Invested for Securities on Loan.

At 01/31/14 tax basis cost of the fund’s investments was $10,849,959,257 and the unrealized appreciation and depreciation were $7,205,720,467 and ($529,848,537), respectively, with a net unrealized appreciation of $6,675,871,930.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $10,122,159.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

6

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 01/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/21/14	5,400	479,682,000	(1,698,447)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 7

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$17,035,783,671	$—	$—	$17,035,783,671
Short-Term Investments[1]	—	490,047,516	—	490,047,516

Total	$17,035,783,671	$490,047,516	$—	$17,525,831,187

Other Financial Instruments
Collateral Invested for Securities on Loan	$10,457,857	$—	$—	$10,457,857

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($1,698,447)	$—	$—	($1,698,447)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

On January 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46816JAN14

8

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.3%	Common Stock	1,594,264,874	2,363,617,529
0.0%	Rights	—	—
0.0%	Warrants	—	—
4.4%	Short-Term Investments	107,058,330	107,058,343

100.7%	Total Investments	1,701,323,204	2,470,675,872
3.7%	Collateral Invested for Securities on Loan	91,739,597	91,739,597
(4.4%)	Other Assets and Liabilities, Net		(108,876,335)

100.0%	Net Assets		2,453,539,134

	Number	Value
Security	of Shares	($)

Common Stock 96.3% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	101,100	1,882,482
Cooper Tire & Rubber Co.	91,223	2,134,618
Dana Holding Corp.	218,200	4,128,344
Dorman Products, Inc. *	36,000	1,877,760
Drew Industries, Inc.	32,700	1,572,543
Federal-Mogul Corp. *	28,400	507,792
Fox Factory Holding Corp. *	14,100	228,702
Fuel Systems Solutions, Inc. *	22,300	274,067
Gentherm, Inc. *	48,500	1,235,780
Modine Manufacturing Co. *	73,100	957,610
Remy International, Inc.	20,000	400,200
Shiloh Industries, Inc. *	7,200	108,576
Spartan Motors, Inc.	44,700	257,025
Standard Motor Products, Inc.	28,800	942,048
Stoneridge, Inc. *	42,600	484,788
Superior Industries International, Inc.	37,500	682,875
Tenneco, Inc. *	87,900	4,996,236
Tower International, Inc. *	8,800	195,624
Winnebago Industries, Inc. *	44,000	1,054,240

		23,921,310

Banks 8.4%
1st Source Corp.	23,821	702,005
1st United Bancorp, Inc.	43,000	312,180
Access National Corp.	10,100	165,842
American National Bankshares, Inc.	10,700	248,775
Ameris Bancorp *	38,000	777,860
Ames National Corp.	15,500	329,530
Arrow Financial Corp.	14,148	352,710
Astoria Financial Corp.	130,200	1,723,848
Banc of California, Inc.	23,300	295,910
BancFirst Corp.	10,116	546,567
Banco Latinoamericano de Comercio Exterior, S.A., Class E	41,700	1,059,180
BancorpSouth, Inc.	138,800	3,271,516
Bank Mutual Corp.	78,600	537,624
Bank of Kentucky Financial Corp.	11,000	395,230
Bank of Marin Bancorp	9,100	402,493
Bank of the Ozarks, Inc.	44,300	2,808,620
BankFinancial Corp.	28,200	256,338
Banner Corp.	29,700	1,093,851
Bar Harbor Bankshares	5,300	201,877
BBCN Bancorp, Inc.	114,400	1,721,720
BBX Capital Corp., Class A *	10,300	150,998
Beneficial Mutual Bancorp, Inc. *	44,503	528,696
Berkshire Hills Bancorp, Inc.	38,700	946,602
BNC Bancorp	26,100	442,917
BofI Holding, Inc. *	17,500	1,448,125
Boston Private Financial Holdings, Inc.	116,000	1,425,640
Bridge Bancorp, Inc.	16,100	396,060
Bridge Capital Holdings *	12,200	269,010
Brookline Bancorp, Inc.	105,522	939,146
Bryn Mawr Bank Corp.	19,300	537,891
C&F Financial Corp.	4,400	155,276
Camden National Corp.	10,300	364,105
Capital Bank Financial Corp., Class A *	35,300	813,665
Capital City Bank Group, Inc. *	15,300	195,228
Capitol Federal Financial, Inc.	220,600	2,640,582
Cardinal Financial Corp.	48,200	821,810
Cascade Bancorp (c)*	17,770	85,651
Cathay General Bancorp	116,922	2,747,667
Center Bancorp, Inc.	16,200	287,550
Centerstate Banks, Inc.	40,200	442,200
Central Pacific Financial Corp.	29,700	544,995
Century Bancorp, Inc., Class A	4,700	159,377
Charter Financial Corp.	32,459	348,934
Chemical Financial Corp.	42,103	1,215,935
Chemung Financial Corp.	5,100	171,666
Citizens & Northern Corp.	16,300	319,154
City Holding Co.	22,100	986,102
Clifton Savings Bancorp, Inc.	11,400	144,324
CNB Financial Corp.	20,700	332,442
CoBiz Financial, Inc.	49,300	520,608
Columbia Banking System, Inc.	77,500	2,023,525
Community Bank System, Inc.	57,800	2,057,680
Community Trust Bancorp, Inc.	19,800	802,296
CommunityOne Bancorp *	13,700	157,550
ConnectOne Bancorp, Inc. *	2,500	114,175
CU Bancorp *	13,400	231,150
Customers Bancorp, Inc. *	28,500	577,980

 1

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CVB Financial Corp.	132,219	1,972,707
Dime Community Bancshares, Inc.	44,600	728,764
Doral Financial Corp. *	8,550	106,790
Eagle Bancorp, Inc. *	34,480	1,146,460
Enterprise Bancorp, Inc.	8,190	169,369
Enterprise Financial Services Corp.	28,000	521,360
ESB Financial Corp.	20,040	257,714
ESSA Bancorp, Inc.	15,200	171,456
Essent Group Ltd. *	32,900	825,790
EverBank Financial Corp.	121,300	2,160,353
F.N.B. Corp.	216,337	2,561,430
Farmers Capital Bank Corp. *	10,700	219,992
Federal Agricultural Mortgage Corp., Class C	15,800	484,112
Fidelity Southern Corp.	20,948	294,954
Financial Institutions, Inc.	18,500	386,280
First Bancorp	31,600	544,468
First BanCorp *	120,200	587,778
First Bancorp, Inc.	12,096	205,511
First Busey Corp.	103,200	567,600
First Commonwealth Financial Corp.	146,256	1,200,762
First Community Bancshares, Inc.	24,600	398,274
First Connecticut Bancorp, Inc.	23,900	368,299
First Defiance Financial Corp.	13,000	334,360
First Federal Bancshares of Arkansas, Inc. *	14,100	116,889
First Financial Bancorp	82,689	1,370,984
First Financial Bankshares, Inc.	46,231	2,827,950
First Financial Corp.	17,700	569,409
First Financial Holdings, Inc.	35,763	2,201,213
First Financial Northwest, Inc.	22,000	227,480
First Interstate BancSystem, Inc.	24,600	631,236
First Merchants Corp.	50,700	1,069,263
First Midwest Bancorp, Inc.	112,863	1,802,422
First NBC Bank Holding Co. *	5,900	192,340
First Security Group, Inc. *	89,000	183,340
Firstmerit Corp.	246,215	5,010,475
Flagstar Bancorp, Inc. *	28,300	590,621
Flushing Financial Corp.	47,500	975,650
Fox Chase Bancorp, Inc.	19,500	333,645
Franklin Financial Corp. *	15,300	290,853
German American Bancorp, Inc.	16,900	455,624
Glacier Bancorp, Inc.	106,011	2,801,871
Great Southern Bancorp, Inc.	13,600	376,040
Guaranty Bancorp	20,920	271,123
Hampton Roads Bankshares, Inc. *	74,100	115,596
Hancock Holding Co.	123,149	4,260,955
Hanmi Financial Corp.	45,900	990,063
Heartland Financial USA, Inc.	24,500	617,155
Heritage Commerce Corp.	27,900	223,479
Heritage Financial Corp.	21,000	357,630
Heritage Oaks Bancorp *	27,600	211,416
Hingham Institution for Savings	1,800	141,444
Home Bancorp, Inc. *	9,400	189,410
Home BancShares, Inc.	65,180	2,010,151
Home Federal Bancorp, Inc.	22,200	321,900
Home Loan Servicing Solutions Ltd.	106,900	2,193,588
HomeStreet, Inc.	18,500	331,890
HomeTrust Bancshares, Inc. *	29,400	464,814
Horizon Bancorp	12,400	276,024
Hudson Valley Holding Corp.	27,100	487,258
IBERIABANK Corp.	43,300	2,850,872
Independent Bank Corp.	36,100	1,305,376
Independent Bank Group, Inc.	5,400	274,320
International Bancshares Corp.	77,800	1,821,298
Intervest Bancshares Corp. *	25,500	190,740
Investors Bancorp, Inc.	75,139	1,906,276
Kearny Financial Corp. *	22,000	251,460
Lakeland Bancorp, Inc.	50,950	574,206
Lakeland Financial Corp.	23,200	849,816
LCNB Corp.	8,600	151,446
Macatawa Bank Corp. *	33,800	179,140
MainSource Financial Group, Inc.	27,000	440,370
MB Financial, Inc.	81,224	2,282,394
Mercantile Bank Corp.	11,800	236,118
Merchants Bancshares, Inc.	9,946	296,391
Meridian Interstate Bancorp, Inc. *	11,800	277,772
Meta Financial Group, Inc.	7,800	315,510
Metro Bancorp, Inc. *	18,600	369,582
MGIC Investment Corp. *	470,300	3,992,847
Middleburg Financial Corp.	7,400	132,164
MidSouth Bancorp, Inc.	10,200	158,202
MidWestOne Financial Group, Inc.	9,300	228,594
NASB Financial, Inc. (c)	5,800	154,860
National Bank Holdings Corp., Class A	65,900	1,283,732
National Bankshares, Inc.	9,300	338,613
National Penn Bancshares, Inc.	177,978	1,847,412
NBT Bancorp, Inc.	62,523	1,503,053
NewBridge Bancorp *	36,000	251,640
Northfield Bancorp, Inc.	82,986	1,031,516
Northrim BanCorp, Inc.	8,900	213,778
Northwest Bancshares, Inc.	140,909	1,981,181
OceanFirst Financial Corp.	19,600	348,096
OFG Bancorp	71,400	1,041,012
Old National Bancorp	147,983	2,071,762
OmniAmerican Bancorp, Inc. *	15,900	356,478
Oritani Financial Corp.	67,950	1,069,533
Pacific Continental Corp.	24,700	348,270
Pacific Premier Bancorp, Inc. *	22,000	349,140
PacWest Bancorp	56,751	2,276,283
Palmetto Bancshares, Inc. *	7,300	88,695
Park National Corp.	16,853	1,319,590
Park Sterling Corp.	62,100	419,175
Peapack-Gladstone Financial Corp.	12,200	225,700
Penns Woods Bancorp, Inc.	7,100	320,920
PennyMac Financial Services, Inc., Class A *	18,200	309,036
Peoples Bancorp, Inc.	14,100	317,955
Pinnacle Financial Partners, Inc.	51,932	1,695,060
Preferred Bank *	16,100	346,633
PrivateBancorp, Inc.	97,576	2,789,698
Prosperity Bancshares, Inc.	87,900	5,499,024
Provident Financial Holdings, Inc.	13,400	201,670
Provident Financial Services, Inc.	89,751	1,554,487
Radian Group, Inc.	255,500	3,801,840
Renasant Corp.	43,881	1,263,334
Republic Bancorp, Inc., Class A	13,300	307,097
Rockville Financial, Inc.	39,500	524,560
S&T Bancorp, Inc.	41,981	981,936

2

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
S.Y. Bancorp, Inc.	19,900	588,841
Sandy Spring Bancorp, Inc.	34,900	871,453
Seacoast Banking Corp of Florida *	26,520	295,698
Sierra Bancorp	15,900	252,015
Simmons First National Corp., Class A	23,200	801,096
Southside Bancshares, Inc.	26,565	707,957
Southwest Bancorp, Inc.	32,600	568,870
State Bank Financial Corp.	44,800	767,424
Sterling Bancorp	121,067	1,525,444
Sterling Financial Corp.	48,400	1,524,600
Stonegate Mortgage Corp. (c)*	11,800	178,770
Suffolk Bancorp *	16,500	318,120
Sun Bancorp, Inc. *	50,400	159,768
Susquehanna Bancshares, Inc.	273,708	2,964,258
Taylor Capital Group, Inc. *	24,600	549,318
Territorial Bancorp, Inc.	16,000	362,400
Texas Capital Bancshares, Inc. *	60,100	3,574,147
The Bancorp, Inc. *	45,800	872,490
The First of Long Island Corp.	13,000	514,410
Tompkins Financial Corp.	20,600	966,140
TowneBank	35,879	539,620
Tree.com, Inc. *	8,300	269,335
TriCo Bancshares	21,900	542,244
Tristate Capital Holdings, Inc. *	9,300	127,782
TrustCo Bank Corp.	131,702	860,014
Trustmark Corp.	99,977	2,375,454
UMB Financial Corp.	52,900	3,136,441
Umpqua Holdings Corp.	164,895	2,895,556
Union First Market Bankshares Corp.	65,368	1,508,040
United Bankshares, Inc. (c)	72,322	2,161,705
United Community Banks, Inc. *	64,700	1,079,196
United Community Financial Corp. *	71,100	250,983
United Financial Bancorp, Inc.	29,400	521,262
Univest Corp. of Pennsylvania	22,500	422,550
VantageSouth Bancshares, Inc. *	38,600	221,564
ViewPoint Financial Group, Inc.	56,900	1,400,878
Virginia Commerce Bancorp, Inc. *	36,800	598,368
Walker & Dunlop, Inc. *	23,500	329,940
Washington Banking Co.	20,500	364,695
Washington Trust Bancorp, Inc.	21,000	691,740
Waterstone Financial, Inc. *	22,604	238,698
Webster Financial Corp.	130,900	3,971,506
WesBanco, Inc.	39,298	1,122,351
West Bancorp, Inc.	20,800	307,632
Westamerica Bancorp	41,200	2,033,632
Western Alliance Bancorp *	108,500	2,432,570
Westfield Financial, Inc.	37,600	280,496
Wilshire Bancorp, Inc.	98,300	979,068
Wintrust Financial Corp.	54,655	2,395,529
WSFS Financial Corp.	12,500	897,500
Yadkin Financial Corp. *	20,500	383,350

		206,476,753

Capital Goods 9.0%
AAON, Inc.	40,725	1,207,903
AAR Corp.	60,497	1,612,245
Accuride Corp. *	65,000	247,650
Aceto Corp.	39,400	840,008
Actuant Corp., Class A	106,148	3,632,385
Acuity Brands, Inc.	62,700	7,965,408
Aegion Corp. *	55,000	1,128,600
Aerovironment, Inc. *	26,700	796,194
Aircastle Ltd.	97,600	1,843,664
Alamo Group, Inc.	10,500	527,310
Albany International Corp., Class A	42,100	1,455,397
Altra Industrial Motion Corp.	38,200	1,197,952
Ameresco, Inc., Class A *	27,700	273,122
American Railcar Industries, Inc. (c)	13,000	635,960
American Science & Engineering, Inc.	12,200	834,358
American Superconductor Corp. (c)*	59,800	89,700
American Woodmark Corp. *	15,700	551,227
Ampco-Pittsburgh Corp.	11,400	203,034
API Technologies Corp. *	44,400	146,964
Apogee Enterprises, Inc.	43,400	1,466,920
Applied Industrial Technologies, Inc.	60,366	3,050,898
Argan, Inc.	19,900	565,359
Astec Industries, Inc.	31,295	1,164,174
Astronics Corp. *	19,300	1,169,097
Astronics Corp., Class B *	3,860	231,870
AZZ, Inc.	38,800	1,622,228
Barnes Group, Inc.	77,640	2,906,842
Beacon Roofing Supply, Inc. *	72,382	2,735,316
Blount International, Inc. *	68,262	875,119
BlueLinx Holdings, Inc. *	138,964	220,953
Brady Corp., Class A	69,929	1,913,257
Briggs & Stratton Corp.	69,593	1,466,324
Builders FirstSource, Inc. *	60,900	490,245
CAI International, Inc. *	24,500	506,905
Capstone Turbine Corp. (c)*	483,600	783,432
Chart Industries, Inc. *	45,700	3,904,608
CIRCOR International, Inc.	26,300	1,894,126
CLARCOR, Inc.	72,800	4,034,576
Coleman Cable, Inc.	16,000	419,840
Columbus McKinnon Corp. *	30,600	756,432
Comfort Systems USA, Inc.	57,000	971,280
Commercial Vehicle Group, Inc. *	33,500	268,000
Cubic Corp.	28,315	1,402,442
Curtiss-Wright Corp.	68,600	4,213,412
DigitalGlobe, Inc. *	108,135	4,128,594
Douglas Dynamics, Inc.	30,400	441,408
Ducommun, Inc. *	15,100	430,350
DXP Enterprises, Inc. *	13,500	1,296,540
Dycom Industries, Inc. *	47,200	1,313,576
Dynamic Materials Corp.	17,900	390,757
EMCOR Group, Inc.	99,500	4,229,745
Encore Wire Corp.	29,441	1,504,141
Energy Recovery, Inc. *	61,300	262,364
EnerSys, Inc.	69,178	4,708,255
Engility Holdings, Inc. *	24,500	938,595
Enphase Energy, Inc. (c)*	32,800	242,720
EnPro Industries, Inc. *	30,800	2,234,232
Erickson Air-Crane, Inc. (c)*	5,400	104,328
ESCO Technologies, Inc.	37,769	1,318,138
Esterline Technologies Corp. *	46,000	4,735,700
Federal Signal Corp. *	94,400	1,163,008

 3

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Flow International Corp. *	63,400	256,136
Franklin Electric Co., Inc.	68,336	2,722,506
FreightCar America, Inc.	16,000	367,680
FuelCell Energy, Inc. (c)*	287,000	410,410
Furmanite Corp. *	59,700	697,296
GenCorp, Inc. (c)*	89,400	1,521,588
Generac Holdings, Inc.	75,500	3,633,815
General Cable Corp.	75,000	2,139,750
Gibraltar Industries, Inc. *	46,000	821,560
Global Brass & Copper Holdings, Inc.	11,500	198,835
Global Power Equipment Group, Inc.	23,600	420,316
GrafTech International Ltd. *	166,600	1,707,650
Graham Corp.	15,200	542,792
Granite Construction, Inc.	58,000	1,930,820
Great Lakes Dredge & Dock Corp. *	85,200	641,556
Griffon Corp.	63,821	801,592
H&E Equipment Services, Inc. *	42,800	1,295,984
Hardinge, Inc.	16,000	220,320
HEICO Corp.	95,806	5,098,795
Houston Wire & Cable Co.	23,800	314,874
Hurco Cos., Inc.	8,600	222,912
Hyster-Yale Materials Handling, Inc.	15,554	1,333,911
II-VI, Inc. *	76,900	1,174,263
Innovative Solutions & Support, Inc. *	17,900	121,720
Insteel Industries, Inc.	29,600	551,448
John Bean Technologies Corp.	40,900	1,262,583
Kadant, Inc.	16,500	592,515
Kaman Corp.	39,349	1,525,167
Kratos Defense & Security Solutions, Inc. *	62,600	452,598
L.B. Foster Co., Class A	14,500	624,370
Layne Christensen Co. *	28,311	480,155
Lindsay Corp. (c)	20,000	1,700,000
LMI Aerospace, Inc. *	12,300	169,740
LSI Industries, Inc.	34,500	291,180
Lydall, Inc. *	23,000	406,410
Manitex International, Inc. *	17,500	245,350
MasTec, Inc. *	87,473	3,143,780
Meritor, Inc. *	145,700	1,599,786
Miller Industries, Inc.	15,800	289,772
Moog, Inc., Class A *	65,300	3,921,918
Mueller Industries, Inc.	40,124	2,497,318
Mueller Water Products, Inc., Class A	238,600	2,071,048
MYR Group, Inc. *	29,000	727,030
National Presto Industries, Inc. *	7,100	540,239
NCI Building Systems, Inc. *	34,200	630,648
NN, Inc.	22,500	398,025
Norcraft Cos, Inc. *	10,700	184,575
Nortek, Inc. *	12,800	962,688
Northwest Pipe Co. *	12,500	438,500
Omega Flex, Inc.	10,802	215,608
Orbital Sciences Corp. *	86,636	2,118,250
Orion Marine Group, Inc. *	36,200	405,440
Patrick Industries, Inc. *	9,500	342,000
PGT, Inc. *	47,300	505,164
Pike Corp. *	37,000	389,980
Ply Gem Holdings, Inc. *	22,500	298,350
PMFG, Inc. *	27,700	206,919
Polypore International, Inc. (c)*	69,300	2,297,295
Powell Industries, Inc.	13,000	798,330
Power Solutions International, Inc. *	3,000	199,530
PowerSecure International, Inc. *	31,100	600,230
Preformed Line Products Co.	3,300	222,684
Primoris Services Corp.	50,300	1,598,031
Proto Labs, Inc. *	27,000	2,142,720
Quanex Building Products Corp.	55,404	1,049,906
Raven Industries, Inc.	53,000	1,984,850
RBC Bearings, Inc. *	35,500	2,301,820
Revolution Lighting Technologies, Inc. (c)*	42,300	127,323
Rexnord Corp. *	43,200	1,122,336
Rush Enterprises, Inc., Class A *	51,987	1,436,921
Simpson Manufacturing Co., Inc.	60,494	1,972,104
Sparton Corp. *	14,600	406,902
Standex International Corp.	19,600	1,114,848
Sterling Construction Co., Inc. *	22,000	238,040
Stock Building Supply Holdings, Inc. *	11,500	200,445
Sun Hydraulics Corp.	30,150	1,101,982
TAL International Group, Inc. *	50,300	2,164,409
Taser International, Inc. *	76,200	1,223,772
Tecumseh Products Co., Class A *	26,300	220,920
Teledyne Technologies, Inc. *	55,300	5,080,411
Tennant Co.	26,700	1,712,271
Textainer Group Holdings Ltd. (c)	30,400	1,103,216
The ExOne Co. (c)*	10,200	480,012
The Gorman-Rupp Co.	29,031	924,057
The Greenbrier Cos., Inc. *	34,800	1,276,812
The KEYW Holding Corp. (c)*	45,400	726,400
The Middleby Corp. *	27,552	6,793,772
Thermon Group Holdings, Inc. *	38,600	1,045,288
Titan International, Inc.	76,500	1,282,140
Titan Machinery, Inc. (c)*	23,200	378,160
Trex Co., Inc. *	24,500	1,723,085
TriMas Corp. *	67,000	2,331,600
Tutor Perini Corp. *	52,830	1,193,958
Twin Disc, Inc.	11,300	266,341
Universal Forest Products, Inc.	28,162	1,479,913
USG Corp. *	113,800	3,482,280
Vicor Corp. *	26,200	270,646
Wabash National Corp. *	98,800	1,354,548
Watsco, Inc.	36,600	3,463,092
Watts Water Technologies, Inc., Class A	41,207	2,308,416
Woodward, Inc.	100,200	4,293,570
Xerium Technologies, Inc. *	15,600	261,456

		220,207,664

Commercial & Professional Supplies 3.2%
ABM Industries, Inc.	78,709	2,098,382
Acacia Research Corp.	72,500	1,001,950
ACCO Brands Corp. *	161,700	939,477
Acorn Energy, Inc. (c)	24,600	85,362
ARC Document Solutions, Inc. *	64,500	488,910
Barrett Business Services, Inc.	10,200	799,782

4

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Casella Waste Systems, Inc., Class A *	52,000	266,760
CBIZ, Inc. *	52,800	454,080
CDI Corp.	19,400	332,128
CECO Environmental Corp.	25,552	397,078
Cenveo, Inc. *	73,800	245,016
Compx International, Inc.	6,699	87,355
Courier Corp.	20,500	323,695
CRA International, Inc. *	14,500	273,470
Deluxe Corp.	74,146	3,599,788
EnerNOC, Inc. *	42,000	940,800
Ennis, Inc.	38,200	552,754
Exponent, Inc.	18,700	1,350,514
Franklin Covey Co. *	17,900	342,069
FTI Consulting, Inc. *	60,600	2,246,442
G&K Services, Inc., Class A	27,830	1,555,419
GP Strategies Corp. *	19,900	552,225
Healthcare Services Group, Inc.	98,525	2,672,983
Heidrick & Struggles International, Inc.	24,100	401,988
Heritage-Crystal Clean, Inc. *	16,900	280,878
Herman Miller, Inc.	84,500	2,368,535
HNI Corp.	65,300	2,240,443
Huron Consulting Group, Inc. *	32,800	2,172,672
ICF International, Inc. *	28,200	949,212
InnerWorkings, Inc. *	63,200	476,528
Insperity, Inc.	33,210	1,096,594
Interface, Inc.	85,700	1,795,415
Intersections, Inc.	12,300	91,020
Kelly Services, Inc., Class A	38,323	918,986
Kforce, Inc.	39,300	712,509
Kimball International, Inc., Class B	45,500	676,585
Knoll, Inc.	73,803	1,225,130
Korn/Ferry International *	70,661	1,657,707
McGrath RentCorp	36,698	1,343,881
Mine Safety Appliances Co.	43,089	2,170,824
Mistras Group, Inc. *	21,400	499,904
Mobile Mini, Inc. *	57,668	2,230,022
Multi-Color Corp.	18,500	665,260
Navigant Consulting, Inc. *	72,548	1,274,668
NL Industries, Inc.	8,900	98,256
Odyssey Marine Exploration, Inc. (c)*	114,000	221,160
On Assignment, Inc. *	69,100	2,050,888
Pendrell Corp. *	230,900	337,114
Performant Financial Corp. *	31,800	271,254
Quad Graphics, Inc.	37,000	848,410
Resources Connection, Inc.	65,350	880,918
RPX Corp. *	46,200	749,364
Schawk, Inc.	17,700	213,816
SP Plus Corp. *	21,200	535,512
Steelcase, Inc., Class A	120,242	1,775,974
Swisher Hygiene, Inc. *	409,200	206,891
Team, Inc. *	29,300	1,240,269
Tetra Tech, Inc. *	93,500	2,759,185
The Advisory Board Co. *	52,652	3,333,398
The Brink’s Co.	69,100	2,186,324
The Corporate Executive Board Co.	49,400	3,611,140
TRC Cos., Inc. *	23,700	160,923
TrueBlue, Inc. *	57,576	1,412,339
UniFirst Corp.	21,135	2,236,083
United Stationers, Inc.	58,234	2,412,635
US Ecology, Inc.	31,200	1,115,712
Viad Corp.	30,396	799,111
VSE Corp.	5,500	242,605
WageWorks, Inc. *	38,300	2,381,877
West Corp.	30,400	702,848

		79,639,206

Consumer Durables & Apparel 2.9%
American Apparel, Inc. (c)*	82,600	81,460
Arctic Cat, Inc.	18,800	795,992
Bassett Furniture Industries, Inc.	15,500	218,550
Beazer Homes USA, Inc. *	38,540	867,535
Black Diamond, Inc. *	36,700	390,855
Blyth, Inc. (c)	14,000	131,320
Brunswick Corp.	131,800	5,464,428
Callaway Golf Co.	109,169	891,911
Cavco Industries, Inc. *	10,200	796,824
Columbia Sportswear Co.	20,300	1,509,305
Costa, Inc. *	12,800	275,072
Crocs, Inc. *	127,100	1,950,985
CSS Industries, Inc.	13,400	359,120
Culp, Inc.	12,000	242,520
Ethan Allen Interiors, Inc.	38,179	963,638
EveryWare Global, Inc. *	13,900	115,509
Fifth & Pacific Cos., Inc. *	174,000	4,993,800
Flexsteel Industries, Inc.	6,200	191,146
G-III Apparel Group Ltd. *	25,500	1,784,235
Helen of Troy Ltd. *	46,900	2,581,376
Hooker Furniture Corp.	14,800	224,220
Hovnanian Enterprises, Inc., Class A *	161,300	972,639
Iconix Brand Group, Inc. *	74,800	2,782,560
iRobot Corp. *	42,000	1,484,280
JAKKS Pacific, Inc. (c)	36,400	209,664
Johnson Outdoors, Inc., Class A	8,500	202,045
KB Home	120,300	2,326,602
La-Z-Boy, Inc.	75,400	2,029,768
LeapFrog Enterprises, Inc. *	90,800	646,496
LGI Homes, Inc. *	13,100	228,202
Libbey, Inc. *	29,300	631,122
Lifetime Brands, Inc.	12,400	191,208
M.D.C. Holdings, Inc.	59,600	1,841,044
M/I Homes, Inc. *	34,500	848,355
Marine Products Corp.	13,700	109,737
Meritage Homes Corp. *	56,785	2,758,047
Movado Group, Inc.	24,700	932,425
NACCO Industries, Inc., Class A	7,777	459,154
Nautilus, Inc. *	44,200	376,584
Oxford Industries, Inc.	19,200	1,449,024
Perry Ellis International, Inc. *	16,800	263,256
Quiksilver, Inc. *	189,900	1,338,795
R. G. Barry Corp.	17,500	309,925
Skechers U.S.A., Inc., Class A *	56,978	1,646,094
Skullcandy, Inc. *	22,200	162,060
Smith & Wesson Holding Corp. (c)*	80,900	1,058,981
Standard Pacific Corp. *	224,800	1,978,240
Steven Madden Ltd. *	88,050	2,869,550
Sturm, Ruger & Co., Inc. (c)	27,100	2,064,207
The Jones Group, Inc.	120,300	1,774,425

 5

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Ryland Group, Inc.	68,400	3,053,376
TRI Pointe Homes, Inc. (c)*	22,600	398,664
Tumi Holdings, Inc. *	68,300	1,368,049
UCP, Inc., Class A *	11,100	161,727
Unifi, Inc. *	21,300	493,947
Universal Electronics, Inc. *	22,100	789,854
Vera Bradley, Inc. (c)*	30,900	742,218
Vince Holding Corp. *	16,700	390,112
WCI Communities, Inc. *	9,700	181,584
William Lyon Homes, Class A *	19,600	471,772
Wolverine World Wide, Inc.	146,072	4,075,409
Zagg, Inc. *	35,000	147,700

		71,048,702

Consumer Services 3.6%
American Public Education, Inc. *	25,200	1,066,716
Ascent Capital Group, Inc., Class A *	20,200	1,445,310
Biglari Holdings, Inc. *	2,160	943,834
BJ’s Restaurants, Inc. *	36,300	1,029,468
Bloomin’ Brands, Inc. *	83,900	1,927,183
Bob Evans Farms, Inc.	41,846	2,102,762
Boyd Gaming Corp. *	99,000	1,045,440
Bravo Brio Restaurant Group, Inc. *	28,900	431,766
Bridgepoint Education, Inc. *	29,700	516,186
Bright Horizons Family Solutions, Inc. *	16,900	621,075
Buffalo Wild Wings, Inc. *	27,500	3,901,150
Caesars Entertainment Corp. *	56,900	1,252,369
Capella Education Co.	15,800	985,762
Career Education Corp. *	91,200	496,128
Carriage Services, Inc.	21,800	466,520
Carrols Restaurant Group, Inc. *	31,300	190,617
CEC Entertainment, Inc.	24,938	1,345,654
Churchill Downs, Inc.	21,161	1,885,657
Chuy’s Holdings, Inc. *	23,100	834,372
ClubCorp Holdings, Inc.	30,000	543,300
Corinthian Colleges, Inc. (c)*	104,400	153,468
Cracker Barrel Old Country Store, Inc.	28,253	2,797,330
Del Frisco’s Restaurant Group, Inc. *	15,200	349,600
Denny’s Corp. *	132,500	908,950
Diamond Resorts International, Inc. *	25,400	444,500
DineEquity, Inc.	25,500	1,984,155
Diversified Restaurant Holdings, Inc. *	15,300	77,724
Education Management Corp. (c)*	36,600	253,638
Einstein Noah Restaurant Group, Inc.	8,000	122,080
Fiesta Restaurant Group, Inc. *	32,500	1,396,525
Grand Canyon Education, Inc. *	67,400	2,953,468
Hillenbrand, Inc.	82,100	2,222,447
Houghton Mifflin Harcourt Co. *	30,400	584,896
Ignite Restaurant Group, Inc. *	9,100	110,656
International Speedway Corp., Class A	39,400	1,322,658
Interval Leisure Group, Inc.	56,700	1,496,880
Isle of Capri Casinos, Inc. *	27,300	260,988
ITT Educational Services, Inc. *	33,300	979,020
Jack in the Box, Inc. *	64,588	3,266,215
Jamba, Inc. *	21,560	275,321
JTH Holding, Inc., Class A *	6,500	170,170
K12, Inc. *	38,600	847,270
Krispy Kreme Doughnuts, Inc. *	93,300	1,609,425
Life Time Fitness, Inc. *	62,677	2,579,785
LifeLock, Inc. *	86,500	1,765,465
Lincoln Educational Services Corp.	30,200	131,974
Luby’s, Inc. *	25,200	164,556
Marriott Vacations Worldwide Corp. *	44,300	2,121,084
Matthews International Corp., Class A	39,484	1,678,860
Monarch Casino & Resort, Inc. *	11,900	229,313
Morgans Hotel Group Co. *	38,000	294,880
Multimedia Games Holding Co., Inc. *	41,200	1,308,512
Nathan’s Famous, Inc. *	3,700	181,041
Noodles & Co. (c)*	8,800	319,880
Orient-Express Hotels Ltd., Class A *	137,000	1,939,920
Papa John’s International, Inc.	48,410	2,329,973
Pinnacle Entertainment, Inc. *	86,685	1,894,067
Popeyes Louisiana Kitchen, Inc. *	35,800	1,440,950
Potbelly Corp. (c)*	12,500	283,375
Red Robin Gourmet Burgers, Inc. *	20,200	1,301,486
Regis Corp.	67,749	835,345
Ruby Tuesday, Inc. *	87,200	488,320
Ruth’s Hospitality Group, Inc.	56,600	740,894
Scientific Games Corp., Class A *	68,100	958,848
Sonic Corp. *	82,829	1,473,528
Sotheby’s	101,000	4,839,920
Speedway Motorsports, Inc.	15,784	302,421
Steiner Leisure Ltd. *	20,909	1,024,750
Strayer Education, Inc. *	16,400	573,344
Texas Roadhouse, Inc.	94,196	2,284,253
The Cheesecake Factory, Inc.	77,900	3,469,666
The Marcus Corp.	27,300	356,538
Town Sports International Holdings, Inc.	40,700	444,037
Universal Technical Institute, Inc.	37,700	443,729
Vail Resorts, Inc.	51,571	3,514,564

		89,333,931

Diversified Financials 3.7%
Apollo Investment Corp.	336,400	2,839,216
Arlington Asset Investment Corp., Class A	22,800	598,500
BGC Partners, Inc., Class A	181,100	1,164,473
BlackRock Kelso Capital Corp.	108,800	1,010,752
Calamos Asset Management, Inc., Class A	25,400	291,338
California First National Bancorp	11,100	164,280
Capital Southwest Corp.	19,200	656,064
Capitala Finance Corp.	6,000	118,680
Cash America International, Inc.	41,570	1,526,866
CIFC Corp.	23,300	185,002
Cohen & Steers, Inc. (c)	28,128	1,014,577
Consumer Portfolio Services, Inc. *	24,200	205,942
Cowen Group, Inc., Class A *	139,200	567,936

6

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Credit Acceptance Corp. *	10,800	1,503,144
DFC Global Corp. *	57,500	432,400
Diamond Hill Investment Group	4,100	469,614
Encore Capital Group, Inc. *	35,700	1,698,963
Evercore Partners, Inc., Class A	45,100	2,518,384
Ezcorp, Inc., Class A *	77,400	849,852
FBR & Co. *	14,036	340,513
Fidus Investment Corp.	19,600	407,092
Fifth Street Finance Corp.	195,200	1,836,832
Financial Engines, Inc.	71,800	4,374,056
First Cash Financial Services, Inc. *	44,300	2,176,902
Firsthand Technology Value Fund, Inc. *	11,700	280,332
FXCM, Inc., Class A	52,100	892,994
Gain Capital Holdings, Inc.	20,400	181,356
GAMCO Investors, Inc., Class A	9,700	783,663
Garrison Capital, Inc. (c)	8,600	123,324
GFI Group, Inc.	92,868	352,899
Gladstone Capital Corp.	28,200	278,334
Gladstone Investment Corp.	36,400	295,932
Golub Capital BDC, Inc. (c)	53,300	975,390
Green Dot Corp., Class A *	36,800	828,736
Greenhill & Co., Inc.	41,100	2,135,145
GSV Capital Corp. (c)*	26,500	353,775
Hercules Technology Growth Capital, Inc.	87,200	1,382,992
HFF, Inc., Class A	49,800	1,473,084
Horizon Technology Finance Corp.	11,100	160,617
ICG Group, Inc. *	54,400	1,033,056
Imperial Holdings, Inc. *	24,600	152,028
INTL FCStone, Inc. *	20,400	359,856
Investment Technology Group, Inc. *	55,265	911,873
Janus Capital Group, Inc.	221,800	2,437,582
JGWPT Holdings, Inc. *	14,200	241,400
JMP Group, Inc.	20,300	151,032
KCAP Financial, Inc. (c)	36,300	289,311
KCG Holdings, Inc., Class A *	101,366	1,121,108
Ladenburg Thalmann Financial Services, Inc. *	142,600	342,240
Main Street Capital Corp. (c)	55,700	1,887,116
Manning & Napier, Inc.	20,900	350,075
Marcus & Millichap, Inc. *	10,000	166,700
MarketAxess Holdings, Inc.	56,160	3,523,479
Marlin Business Services Corp.	11,600	294,292
MCG Capital Corp.	103,200	461,304
Medallion Financial Corp.	30,900	411,897
Medley Capital Corp.	57,300	790,167
MVC Capital, Inc.	32,100	457,425
Nelnet, Inc., Class A	34,400	1,281,400
New Mountain Finance Corp.	65,500	968,090
NewStar Financial, Inc. *	36,500	574,145
NGP Capital Resources Co.	29,000	214,600
Nicholas Financial, Inc.	13,000	205,140
Oppenheimer Holdings, Inc., Class A	13,800	324,024
PennantPark Floating Rate Capital Ltd.	21,000	292,950
PennantPark Investment Corp.	101,100	1,144,452
PHH Corp. *	84,763	2,057,198
PICO Holdings, Inc. *	32,300	761,311
Piper Jaffray Cos. *	24,739	971,748
Portfolio Recovery Associates, Inc. *	73,329	3,682,582
Prospect Capital Corp.	410,200	4,458,874
Pzena Investment Management, Inc., Class A	13,700	144,672
RCS Capital Corp., Class A (c)	7,000	148,820
Regional Management Corp. *	6,600	219,318
Resource America, Inc., Class A	16,500	144,870
Safeguard Scientifics, Inc. *	34,100	625,053
Silvercrest Asset Management Group, Inc., Class A	10,000	158,000
Solar Capital Ltd.	68,600	1,518,118
Solar Senior Capital Ltd.	16,300	294,541
Springleaf Holdings, Inc. *	35,200	843,392
Stellus Capital Investment Corp.	17,200	254,388
Stifel Financial Corp. *	92,622	4,181,883
SWS Group, Inc. *	39,000	299,520
TCP Capital Corp.	51,500	891,980
The First Marblehead Corp. *	11,240	66,990
THL Credit, Inc.	46,600	737,212
TICC Capital Corp.	74,500	756,175
Triangle Capital Corp.	41,800	1,126,928
Virtus Investment Partners, Inc. *	9,600	1,749,696
Walter Investment Management Corp. *	53,600	1,653,024
Westwood Holdings Group, Inc.	9,500	543,115
WhiteHorse Finance, Inc.	9,500	140,600
WisdomTree Investments, Inc. *	151,300	2,136,356
World Acceptance Corp. *	13,900	1,330,091

		89,733,148

Energy 5.2%
Abraxas Petroleum Corp. *	110,200	349,334
Adams Resources & Energy, Inc.	2,900	192,908
Alon USA Energy, Inc.	33,200	521,572
Alpha Natural Resources, Inc. *	332,200	1,886,896
Amyris, Inc. (c)*	41,500	175,545
Apco Oil & Gas International, Inc. *	12,200	171,898
Approach Resources, Inc. *	49,700	998,473
Arch Coal, Inc. (c)	326,100	1,382,664
Athlon Energy, Inc. *	25,900	789,950
Basic Energy Services, Inc. *	42,300	724,599
Bill Barrett Corp. *	70,800	1,983,108
Bolt Technology Corp.	11,800	255,706
Bonanza Creek Energy, Inc. *	42,000	1,709,820
BPZ Resources, Inc. (c)*	198,200	396,400
Bristow Group, Inc.	51,587	3,703,431
C&J Energy Services, Inc. *	65,200	1,524,376
Cal Dive International, Inc. (c)*	127,800	209,592
Callon Petroleum Co. *	52,400	353,700
CARBO Ceramics, Inc.	28,700	3,303,944
Carrizo Oil & Gas, Inc. *	65,900	2,708,490
Clayton Williams Energy, Inc. *	9,900	683,298
Clean Energy Fuels Corp. (c)*	97,500	1,163,175
Cloud Peak Energy, Inc. *	92,300	1,728,779
Comstock Resources, Inc.	71,200	1,221,080
Contango Oil & Gas Co. *	21,920	919,763
Crosstex Energy, Inc.	70,600	2,647,500
Dawson Geophysical Co. *	10,600	343,122
Delek US Holdings, Inc.	52,900	1,602,870

 7

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Diamondback Energy, Inc. *	27,800	1,445,044
Emerald Oil, Inc. *	81,585	625,757
Endeavour International Corp. (c)*	64,600	425,714
Energy XXI (Bermuda) Ltd.	114,300	2,623,185
EPL Oil & Gas, Inc. *	42,600	1,144,662
Equal Energy Ltd.	50,800	268,224
Era Group, Inc. *	28,700	840,623
Evolution Petroleum Corp.	21,500	282,940
EXCO Resources, Inc. (c)	241,874	1,240,814
Exterran Holdings, Inc. *	85,700	2,977,218
Forest Oil Corp. *	177,000	539,850
Forum Energy Technologies, Inc. *	56,100	1,409,232
Frontline Ltd. (c)*	69,000	284,970
FX Energy, Inc. *	75,100	268,858
GasLog Ltd.	43,900	920,144
Gastar Exploration Ltd. *	77,800	463,688
Geospace Technologies Corp. *	18,400	1,463,168
Global Geophysical Services, Inc. *	109,900	162,652
Goodrich Petroleum Corp. *	45,100	776,622
Green Plains Renewable Energy, Inc.	38,800	864,464
Gulf Island Fabrication, Inc.	21,000	425,460
GulfMark Offshore, Inc., Class A	39,300	1,672,608
Halcon Resources Corp. (c)*	330,221	1,112,845
Hallador Energy Co.	15,600	119,496
Helix Energy Solutions Group, Inc. *	153,400	3,127,826
Hercules Offshore, Inc. *	231,200	1,151,376
Hornbeck Offshore Services, Inc. *	51,845	2,214,300
ION Geophysical Corp. *	187,300	567,519
Isramco, Inc. (c)*	1,400	176,680
Jones Energy, Inc., Class A *	15,900	249,312
Key Energy Services, Inc. *	229,200	1,670,868
KiOR, Inc., Class A (c)*	62,600	74,494
Knightsbridge Tankers Ltd.	43,900	413,538
Kodiak Oil & Gas Corp. *	384,400	4,078,484
L&L Energy, Inc. (a)(c)*	123,500	165,490
Magnum Hunter Resources Corp. *	259,500	2,166,825
Matador Resources Co. *	83,100	1,615,464
Matrix Service Co. *	40,900	1,074,852
Midstates Petroleum Co., Inc. (c)*	47,300	220,891
Miller Energy Resources, Inc. (c)*	41,600	328,224
Mitcham Industries, Inc. *	18,500	279,350
Natural Gas Services Group, Inc. *	20,500	592,450
Newpark Resources, Inc. *	126,710	1,439,426
Nordic American Tankers Ltd. (c)	118,000	1,290,920
Northern Oil & Gas, Inc. *	97,800	1,422,012
Nuverra Environmental Solutions, Inc. (c)*	19,620	283,705
Panhandle Oil & Gas, Inc., Class A	9,400	363,404
Parker Drilling Co. *	181,265	1,348,612
PDC Energy, Inc. *	52,903	2,637,743
Penn Virginia Corp. *	76,778	920,568
PetroQuest Energy, Inc. *	84,900	327,714
PHI, Inc. - Non Voting Shares *	17,500	644,525
Pioneer Energy Services Corp. *	87,600	734,088
Quicksilver Resources, Inc. (c)*	205,600	639,416
Renewable Energy Group, Inc. *	30,200	302,302
Rentech, Inc. *	316,700	566,893
Resolute Energy Corp. *	96,500	771,035
REX American Resources Corp. *	8,200	335,872
Rex Energy Corp. *	65,900	1,241,556
RigNet, Inc. *	16,900	788,385
Rosetta Resources, Inc. *	91,000	3,877,510
Sanchez Energy Corp. *	54,300	1,492,707
Scorpio Tankers, Inc.	273,600	2,736,000
SEACOR Holdings, Inc. *	28,700	2,415,966
SemGroup Corp., Class A	61,800	3,816,768
Ship Finance International Ltd.	79,800	1,366,176
Solazyme, Inc. (c)*	68,200	884,554
Stone Energy Corp. *	72,068	2,230,505
Swift Energy Co. (c)*	60,701	751,478
Synergy Resources Corp. *	72,400	625,536
T.G.C. Industries, Inc. *	21,000	136,710
Targa Resources Corp.	46,900	4,234,601
Teekay Tankers Ltd., Class A (c)	86,500	294,100
Tesco Corp. *	47,700	1,007,424
TETRA Technologies, Inc. *	118,074	1,218,524
Triangle Petroleum Corp. *	97,000	738,170
Ur-Energy, Inc. (c)*	173,000	235,280
Uranium Energy Corp. (c)*	136,000	235,280
VAALCO Energy, Inc. *	79,400	477,988
Vantage Drilling Co. (c)*	316,300	515,569
W&T Offshore, Inc.	49,000	701,680
Warren Resources, Inc. *	95,700	322,509
Western Refining, Inc.	80,222	3,137,482
Westmoreland Coal Co. *	21,500	466,765
Willbros Group, Inc. *	57,300	478,455
ZaZa Energy Corp. (c)*	92,600	92,600

		126,726,687

Food & Staples Retailing 1.1%
Arden Group, Inc., Class A	1,800	227,160
Casey’s General Stores, Inc.	57,400	3,941,658
Fairway Group Holdings Corp. (c)*	22,400	263,200
Ingles Markets, Inc., Class A	16,831	457,466
Natural Grocers by Vitamin Cottage, Inc. *	12,600	478,422
PriceSmart, Inc.	27,900	2,536,110
Rite Aid Corp. *	1,063,800	5,904,090
Roundy’s, Inc. (c)	35,900	304,432
Spartan Stores, Inc.	52,740	1,191,397
SUPERVALU, Inc. *	307,300	1,776,194
Susser Holdings Corp. *	25,700	1,567,186
The Andersons, Inc.	27,200	2,250,528
The Chefs’ Warehouse, Inc. *	23,600	557,196
The Pantry, Inc. *	34,000	496,740
United Natural Foods, Inc. *	70,882	4,789,497
Village Super Market, Inc., Class A	11,600	336,864
Weis Markets, Inc.	15,800	777,676

		27,855,816

Food, Beverage & Tobacco 1.9%
Alico, Inc.	4,700	171,644
Alliance One International, Inc. *	116,600	299,662
Annie’s, Inc. *	19,500	782,340
B&G Foods, Inc.	78,200	2,562,614
Boulder Brands, Inc. *	91,800	1,316,412
Cal-Maine Foods, Inc.	22,100	1,113,398
Calavo Growers, Inc.	17,900	543,802

8

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Chiquita Brands International, Inc. *	71,002	751,201
Coca-Cola Bottling Co. Consolidated	6,800	464,304
Craft Brew Alliance, Inc. *	13,900	210,168
Darling International, Inc. *	229,500	4,489,020
Diamond Foods, Inc. *	31,900	840,884
Farmer Bros. Co. *	9,100	196,833
Fresh Del Monte Produce, Inc.	53,900	1,426,194
Griffin Land & Nurseries, Inc.	3,800	116,280
Inventure Foods, Inc. *	17,900	224,287
J&J Snack Foods Corp.	21,600	1,902,960
John B. Sanfilippo & Son, Inc.	10,900	252,335
Lancaster Colony Corp.	26,700	2,320,764
Lifeway Foods, Inc.	10,100	141,804
Limoneira Co.	13,800	286,626
National Beverage Corp. *	15,001	310,971
Omega Protein Corp. *	25,900	262,367
Pilgrim’s Pride Corp. *	86,749	1,451,311
Post Holdings, Inc. *	46,600	2,494,498
Sanderson Farms, Inc.	34,500	2,565,075
Seaboard Corp. *	420	1,071,000
Seneca Foods Corp., Class A *	12,400	360,468
Snyders-Lance, Inc.	72,200	1,928,462
The Boston Beer Co., Inc., Class A *	12,360	2,574,712
The Hain Celestial Group, Inc. *	55,931	5,139,500
Tootsie Roll Industries, Inc.	27,936	847,578
TreeHouse Foods, Inc. *	53,400	3,515,856
Universal Corp.	35,145	1,803,641
Vector Group Ltd.	96,161	1,717,435

		46,456,406

Health Care Equipment & Services 7.0%
Abaxis, Inc. *	32,200	1,229,074
ABIOMED, Inc. *	55,200	1,517,448
Acadia Healthcare Co., Inc. *	53,200	2,715,328
Accretive Health, Inc. *	83,800	771,798
Accuray, Inc. (c)*	115,500	1,230,075
Addus HomeCare Corp. *	7,800	184,392
Air Methods Corp. *	57,100	2,936,653
Align Technology, Inc. *	106,700	6,340,114
Alliance HealthCare Services, Inc. *	7,100	203,770
Almost Family, Inc. *	11,000	334,510
Alphatec Holdings, Inc. *	72,200	156,674
Amedisys, Inc. *	49,200	742,428
AMN Healthcare Services, Inc. *	65,600	991,216
AmSurg Corp. *	46,200	1,928,850
Analogic Corp.	17,954	1,717,300
AngioDynamics, Inc. *	33,500	532,985
Anika Therapeutics, Inc. *	19,700	655,419
Antares Pharma, Inc. (c)*	160,700	768,146
ArthroCare Corp. *	40,500	1,837,890
athenahealth, Inc. *	54,500	8,033,300
AtriCure, Inc. *	30,100	617,050
Atrion Corp.	2,300	614,514
Bio-Reference Laboratories, Inc. (c)*	34,300	922,327
Biolase, Inc. (c)*	45,652	110,478
BioScrip, Inc. *	83,100	707,181
Cantel Medical Corp.	47,925	1,519,223
Capital Senior Living Corp. *	40,400	907,788
Cardiovascular Systems, Inc. *	35,600	1,207,552
Centene Corp. *	79,592	4,823,275
Cerus Corp. *	109,800	677,466
Chemed Corp. (c)	27,200	2,146,624
Chindex International, Inc. *	15,200	250,192
Computer Programs & Systems, Inc.	15,700	1,049,074
CONMED Corp.	42,200	1,770,290
CorVel Corp. *	16,600	786,176
Cross Country Healthcare, Inc. *	37,200	401,760
CryoLife, Inc.	37,400	403,546
Cutera, Inc. *	20,900	198,550
Cyberonics, Inc. *	41,000	2,738,800
Cynosure, Inc., Class A *	30,244	811,447
Derma Sciences, Inc. (c)*	28,500	374,490
DexCom, Inc. *	104,100	4,211,886
Emeritus Corp. *	57,500	1,267,875
Endologix, Inc. *	89,500	1,432,000
Exactech, Inc. *	15,000	334,200
ExamWorks Group, Inc. *	43,100	1,327,049
Five Star Quality Care, Inc. *	56,200	305,166
GenMark Diagnostics, Inc. *	51,100	660,212
Gentiva Health Services, Inc. *	50,896	578,179
Globus Medical, Inc., Class A *	83,000	1,942,200
Greatbatch, Inc. *	34,900	1,483,599
Haemonetics Corp. *	74,100	2,807,649
Hanger, Inc. *	49,900	1,687,119
HealthSouth Corp.	126,500	3,936,680
HealthStream, Inc. *	30,800	893,816
Healthways, Inc. *	48,800	747,128
HeartWare International, Inc. *	25,400	2,519,934
HMS Holdings Corp. *	130,200	2,998,506
ICU Medical, Inc. *	18,800	1,212,788
Insulet Corp. *	78,900	3,392,700
Integra LifeSciences Holdings Corp. *	33,248	1,544,702
Invacare Corp.	49,211	993,078
IPC The Hospitalist Co., Inc. *	24,700	1,318,486
Kindred Healthcare, Inc.	80,275	1,520,408
Landauer, Inc.	13,300	614,061
LDR Holding Corp. *	8,300	219,286
LHC Group, Inc. *	21,100	484,034
Magellan Health Services, Inc. *	39,500	2,363,285
Masimo Corp. *	69,900	2,044,575
MedAssets, Inc. *	87,700	1,932,908
Medical Action Industries, Inc. *	20,700	153,594
Medidata Solutions, Inc. *	77,800	4,909,180
Merge Healthcare, Inc. *	80,500	173,075
Meridian Bioscience, Inc.	58,750	1,338,325
Merit Medical Systems, Inc. *	67,100	964,227
Molina Healthcare, Inc. *	40,400	1,454,400
MWI Veterinary Supply, Inc. *	18,600	3,464,436
National Healthcare Corp.	15,388	800,176
National Research Corp., Class A *	12,500	187,500
Natus Medical, Inc. *	42,800	1,108,092
Neogen Corp. *	54,025	2,270,130
NuVasive, Inc. *	64,300	2,407,392
NxStage Medical, Inc. *	85,200	1,103,340
Omnicell, Inc. *	52,300	1,350,386
OraSure Technologies, Inc. *	75,100	440,837

 9

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Orthofix International N.V. *	28,200	579,510
Owens & Minor, Inc.	91,700	3,176,488
Oxford Immunotec Global PLC *	8,900	188,502
PharMerica Corp. *	43,100	1,049,054
PhotoMedex, Inc. (c)*	18,000	250,380
Quality Systems, Inc.	59,200	1,089,872
Quidel Corp. *	40,300	1,191,268
Rockwell Medical, Inc. (c)*	56,300	577,638
RTI Surgical, Inc. *	73,900	229,090
Select Medical Holdings Corp.	69,400	749,520
Skilled Healthcare Group, Inc., Class A *	25,900	118,363
Spectranetics Corp. *	58,400	1,519,568
STAAR Surgical Co. *	52,900	868,618
STERIS Corp.	86,200	3,955,718
Surgical Care Affiliates, Inc. *	16,300	523,067
SurModics, Inc. *	20,400	497,352
Symmetry Medical, Inc. *	53,900	523,908
Tandem Diabetes Care, Inc. *	13,300	343,805
Team Health Holdings, Inc. *	99,900	4,311,684
TearLab Corp. *	44,600	298,374
The Ensign Group, Inc.	27,700	1,161,184
The Providence Service Corp. *	17,400	459,186
Thoratec Corp. *	84,900	2,966,406
Tornier N.V. *	37,100	674,849
Triple-S Management Corp., Class B *	33,800	602,992
U.S. Physical Therapy, Inc.	19,300	608,143
Unilife Corp. (c)*	144,000	672,480
Universal American Corp.	51,602	363,794
USMD Holdings, Inc. *	6,300	112,077
Utah Medical Products, Inc.	4,500	239,400
Vascular Solutions, Inc. *	22,700	534,812
Veracyte, Inc. *	8,500	124,525
Vocera Communications, Inc. *	30,100	525,847
Volcano Corp. *	77,700	1,630,923
WellCare Health Plans, Inc. *	62,600	4,075,886
West Pharmaceutical Services, Inc.	100,930	4,789,128
Wright Medical Group, Inc. *	61,500	1,870,215
Zeltiq Aesthetics, Inc. *	28,800	590,112

		170,807,510

Household & Personal Products 0.5%
Central Garden & Pet Co., Class A *	53,000	330,720
Elizabeth Arden, Inc. *	36,298	984,402
Harbinger Group, Inc. *	56,600	672,408
Inter Parfums, Inc.	25,400	826,516
Lifevantage Corp. *	161,800	199,014
Medifast, Inc. *	20,200	535,906
Nature’s Sunshine Products, Inc.	15,000	244,050
Nutraceutical International Corp. *	12,300	307,992
Oil-Dri Corp. of America	6,887	236,568
Orchids Paper Products Co.	7,900	246,085
Prestige Brands Holdings, Inc. *	74,200	2,245,292
Revlon, Inc., Class A *	18,602	436,775
Spectrum Brands Holdings, Inc.	30,646	2,306,111
Star Scientific, Inc. (c)*	237,700	162,920
Synutra International, Inc. (c)*	23,200	168,432
The Female Health Co.	31,000	233,740
USANA Health Sciences, Inc. *	9,100	544,817
WD-40 Co.	22,300	1,532,679

		12,214,427

Insurance 2.2%
Ambac Financial Group, Inc. *	64,100	1,502,504
American Equity Investment Life Holding Co.	95,164	2,088,850
AMERISAFE, Inc.	26,300	1,088,031
AmTrust Financial Services, Inc. (c)	46,677	1,506,733
Argo Group International Holdings Ltd.	40,191	1,808,193
Baldwin & Lyons, Inc., Class B	13,000	324,480
Blue Capital Reinsurance Holdings Ltd. *	9,100	154,245
Citizens, Inc. *	62,600	435,070
CNO Financial Group, Inc.	322,300	5,459,762
Crawford & Co., Class B	34,500	279,105
Donegal Group, Inc., Class A	10,400	151,944
eHealth, Inc. *	28,600	1,528,098
EMC Insurance Group, Inc.	6,200	170,376
Employers Holdings, Inc.	44,900	1,103,193
Enstar Group Ltd. *	13,594	1,685,112
FBL Financial Group, Inc., Class A	13,868	535,721
First American Financial Corp.	156,900	4,066,848
Fortegra Financial Corp. *	8,200	60,434
Global Indemnity plc *	15,655	383,704
Greenlight Capital Re Ltd., Class A *	42,789	1,374,811
Hallmark Financial Services, Inc. *	21,200	186,772
HCI Group, Inc.	13,800	586,914
Health Insurance Innovations, Inc., Class A *	6,300	74,277
Hilltop Holdings, Inc. *	93,339	2,220,535
Horace Mann Educators Corp.	59,578	1,662,226
Independence Holding Co.	11,248	144,312
Infinity Property & Casualty Corp.	16,592	1,171,395
Investors Title Co.	1,700	136,204
Kansas City Life Insurance Co.	5,700	268,869
Maiden Holdings Ltd.	76,900	844,362
Meadowbrook Insurance Group, Inc.	71,400	432,684
Montpelier Re Holdings Ltd.	66,000	1,839,420
National Interstate Corp.	8,594	193,967
National Western Life Insurance Co., Class A	2,994	653,141
OneBeacon Insurance Group Ltd., Class A	33,400	469,604
Platinum Underwriters Holdings Ltd.	44,200	2,512,328
Primerica, Inc.	83,200	3,505,216
RLI Corp.	62,020	2,583,753
Safety Insurance Group, Inc.	17,770	961,002
Selective Insurance Group, Inc.	80,014	1,881,929
State Auto Financial Corp.	19,600	375,928
Stewart Information Services Corp.	30,400	988,304
Symetra Financial Corp.	122,600	2,347,790
The Navigators Group, Inc. *	14,970	892,661
The Phoenix Cos., Inc. *	7,790	366,909
Third Point Reinsurance Ltd. *	36,200	578,114
Tower Group International Ltd.	81,830	204,575
United Fire Group, Inc.	28,800	722,880

10

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Universal Insurance Holdings, Inc.	41,800	466,070

		54,979,355

Materials 4.7%
A. Schulman, Inc.	44,309	1,505,177
A.M. Castle & Co. *	22,400	307,328
Advanced Emissions Solutions, Inc. *	16,300	813,859
AEP Industries, Inc. *	5,800	255,432
AK Steel Holding Corp. (c)*	208,200	1,471,974
Allied Nevada Gold Corp. (c)*	148,100	727,171
AMCOL International Corp.	39,652	1,350,944
American Pacific Corp. *	8,400	390,012
American Vanguard Corp.	40,900	950,516
Arabian American Development Co. *	27,400	312,360
Axiall Corp.	102,200	4,077,780
Balchem Corp.	43,400	2,366,168
Berry Plastics Group, Inc. *	84,200	1,877,660
Boise Cascade Co. *	19,300	588,457
Calgon Carbon Corp. *	77,100	1,565,901
Century Aluminum Co. *	73,900	862,413
Chase Corp.	8,600	271,932
Chemtura Corp. *	145,200	3,641,616
Clearwater Paper Corp. *	30,500	1,736,975
Coeur Mining, Inc. *	145,450	1,476,318
Commercial Metals Co.	172,600	3,289,756
Deltic Timber Corp.	17,204	1,106,389
Ferro Corp. *	103,300	1,299,514
Flotek Industries, Inc. *	70,900	1,525,059
FutureFuel Corp.	31,000	507,160
General Moly, Inc. *	90,300	116,487
Globe Specialty Metals, Inc.	97,300	1,700,804
Gold Resource Corp. (c)	47,300	218,053
Graphic Packaging Holding Co. *	284,615	2,703,842
GSE Holding, Inc. *	75,700	56,026
H.B. Fuller Co.	73,816	3,438,349
Handy & Harman Ltd. *	7,800	152,256
Hawkins, Inc.	15,500	545,755
Haynes International, Inc.	19,825	1,013,851
Headwaters, Inc. *	104,200	1,158,704
Hecla Mining Co.	490,500	1,486,215
Horsehead Holding Corp. *	73,200	1,121,424
Innophos Holdings, Inc.	32,900	1,535,443
Innospec, Inc.	35,600	1,525,104
Intrepid Potash, Inc. (c)*	78,000	1,146,600
Kaiser Aluminum Corp.	27,250	1,902,322
KapStone Paper & Packaging Corp. *	118,600	3,317,242
KMG Chemicals, Inc.	12,300	192,618
Koppers Holdings, Inc.	30,900	1,220,550
Kraton Performance Polymers, Inc. *	47,500	1,187,975
Landec Corp. *	35,300	379,475
Louisiana-Pacific Corp. *	205,500	3,602,415
LSB Industries, Inc. *	28,000	927,080
Marrone Bio Innovations, Inc. (c)*	7,800	123,942
Materion Corp.	29,600	786,472
Midway Gold Corp. *	186,800	194,272
Minerals Technologies, Inc.	52,922	2,735,009
Molycorp, Inc. (c)*	214,300	1,039,355
Myers Industries, Inc.	39,200	750,680
Neenah Paper, Inc.	23,300	1,012,152
Noranda Aluminum Holding Corp.	45,700	148,982
Olin Corp.	118,700	3,051,777
Olympic Steel, Inc.	12,200	337,818
OM Group, Inc. *	48,100	1,555,554
Omnova Solutions, Inc. *	65,700	593,928
P.H. Glatfelter Co.	63,800	1,977,162
Paramount Gold & Silver Corp. (c)*	179,300	213,367
Penford Corp. *	13,700	169,606
PolyOne Corp.	144,354	5,133,228
Quaker Chemical Corp.	18,100	1,250,891
Resolute Forest Products *	105,600	2,038,080
RTI International Metals, Inc. *	44,666	1,390,006
Schnitzer Steel Industries, Inc., Class A	37,800	998,676
Schweitzer-Mauduit International, Inc.	45,400	2,094,302
Sensient Technologies Corp.	72,025	3,523,463
Stepan Co.	26,900	1,705,191
Stillwater Mining Co. *	175,600	2,202,024
SunCoke Energy, Inc. *	105,700	2,344,426
Taminco Corp. *	22,500	452,475
Texas Industries, Inc. *	31,051	2,335,656
Tredegar Corp.	35,100	870,129
UFP Technologies, Inc. *	7,500	192,150
United States Lime & Minerals, Inc. *	2,700	147,285
Universal Stainless & Alloy Products, Inc. *	9,500	301,530
US Concrete, Inc. *	19,200	435,072
US Silica Holdings, Inc.	30,600	906,372
Walter Energy, Inc. (c)	89,200	1,013,312
Wausau Paper Corp.	70,400	961,664
Worthington Industries, Inc.	77,160	3,128,066
Zep, Inc.	32,600	522,904
Zoltek Cos., Inc. *	44,200	738,140

		114,301,579

Media 1.4%
AH Belo Corp., Class A	26,900	214,931
Beasley Broadcasting Group, Inc., Class A	13,100	119,734
Carmike Cinemas, Inc. *	34,100	924,451
Central European Media Enterprises Ltd., Class A *	109,100	324,027
Crown Media Holdings, Inc., Class A *	46,700	142,902
Cumulus Media, Inc., Class A *	124,600	833,574
Daily Journal Corp. *	1,300	208,130
Dex Media, Inc. (c)*	24,400	147,864
Digital Generation, Inc. *	36,700	495,450
Entercom Communications Corp., Class A *	32,400	305,532
Entravision Communications Corp., Class A	78,600	473,958
Global Sources Ltd. *	25,900	170,940
Gray Television, Inc. *	71,700	815,946
Harte-Hanks, Inc.	61,316	420,015
Hemisphere Media Group, Inc. *	12,300	141,450

 11

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Journal Communications, Inc., Class A *	71,200	567,464
Live Nation Entertainment, Inc. *	208,900	4,443,303
Loral Space & Communications, Inc. *	18,600	1,382,910
Martha Stewart Living Omnimedia, Inc., Class A *	36,500	145,635
MDC Partners, Inc., Class A	54,900	1,319,247
Media General, Inc. (c)*	27,900	497,457
Meredith Corp.	51,800	2,371,404
National CineMedia, Inc.	87,500	1,634,500
Nexstar Broadcasting Group, Inc., Class A	44,600	2,143,030
ReachLocal, Inc. *	13,400	173,932
Reading International, Inc., Class A *	23,000	171,120
Rentrak Corp. *	14,900	850,492
Saga Communications, Inc., Class A	6,400	315,776
Salem Communications Corp., Class A	14,100	121,260
Scholastic Corp.	38,469	1,269,092
SFX Entertainment, Inc. (c)*	29,000	269,700
Sinclair Broadcast Group, Inc., Class A	99,500	3,126,290
The E.W. Scripps Co., Class A *	44,100	811,881
The McClatchy Co., Class A *	102,100	465,576
The New York Times Co., Class A	192,000	2,714,880
Valassis Communications, Inc.	55,500	1,887,000
World Wrestling Entertainment, Inc., Class A	41,400	1,001,466

		33,422,319

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
ACADIA Pharmaceuticals, Inc. *	104,300	2,430,190
Accelerate Diagnostics, Inc. (c)*	14,800	204,092
Acceleron Pharma, Inc. *	9,300	431,055
AcelRx Pharmaceuticals, Inc. (c)*	29,800	340,316
Achillion Pharmaceuticals, Inc. *	137,600	455,456
Acorda Therapeutics, Inc. *	60,200	1,766,870
Aegerion Pharmaceuticals, Inc. *	41,100	2,465,178
Aerie Pharmaceuticals, Inc. *	11,200	206,752
Affymetrix, Inc. *	110,900	1,041,351
Agios Pharmaceuticals, Inc. *	9,800	259,210
Akorn, Inc. *	84,500	1,918,150
Albany Molecular Research, Inc. *	33,200	355,240
Alimera Sciences, Inc. (c)*	45,500	289,835
Alnylam Pharmaceuticals, Inc. *	84,800	7,094,368
AMAG Pharmaceuticals, Inc. *	30,500	654,835
Amicus Therapeutics, Inc. *	41,400	113,022
Ampio Pharmaceuticals, Inc. (c)*	41,300	351,876
Anacor Pharmaceuticals, Inc. *	36,100	687,344
Aratana Therapeutics, Inc. *	9,400	202,194
Arena Pharmaceuticals, Inc. (c)*	321,600	2,038,944
ArQule, Inc. *	83,300	190,757
Array BioPharma, Inc. *	179,400	862,914
Auxilium Pharmaceuticals, Inc. *	71,000	1,816,180
AVANIR Pharmaceuticals, Inc., Class A *	208,300	781,125
AVEO Pharmaceuticals, Inc. *	64,900	107,085
BIND Therapeutics, Inc. *	7,800	98,670
BioDelivery Sciences International, Inc. *	49,500	388,575
Biotime, Inc. (c)*	51,000	189,720
Bluebird Bio, Inc. (c)*	9,800	217,266
Cadence Pharmaceuticals, Inc. *	89,500	982,710
Cambrex Corp. *	43,300	812,741
Cell Therapeutics, Inc. (c)*	190,800	608,652
Celldex Therapeutics, Inc. *	129,300	3,333,354
Cellular Dynamics International, Inc. (c)*	6,200	98,642
Cempra, Inc. *	28,200	335,298
Cepheid, Inc. *	98,100	5,185,566
Chelsea Therapeutics International Ltd. *	113,800	506,410
ChemoCentryx, Inc. (c)*	35,000	217,350
Chimerix, Inc. *	12,100	235,345
Clovis Oncology, Inc. *	26,000	1,690,780
Conatus Pharmaceuticals, Inc. *	12,700	134,239
Corcept Therapeutics, Inc. *	68,400	235,296
Cornerstone Therapeutics, Inc. *	18,100	171,588
Coronado Biosciences, Inc. (c)*	38,300	104,176
Curis, Inc. *	107,800	305,074
Cytokinetics, Inc. *	35,300	273,575
Cytori Therapeutics, Inc. (c)*	78,000	207,480
Dendreon Corp. (c)*	227,500	634,725
DepoMed, Inc. *	79,800	957,600
Durata Therapeutics, Inc. *	25,300	270,710
Dyax Corp. *	174,200	1,466,764
Dynavax Technologies Corp. *	381,000	662,940
Emergent Biosolutions, Inc. *	39,100	935,663
Enanta Pharmaceuticals, Inc. *	5,300	193,874
Endocyte, Inc. (c)*	40,600	481,922
Enzon Pharmaceuticals, Inc.	58,000	52,200
Epizyme, Inc. (c)*	8,400	255,360
Esperion Therapeutics, Inc. (c)*	7,100	108,346
Exact Sciences Corp. *	100,400	1,305,200
Exelixis, Inc. (c)*	292,872	2,014,959
Fibrocell Science, Inc. *	24,000	118,080
Five Prime Therapeutics, Inc. *	8,100	118,746
Fluidigm Corp. *	39,800	1,795,776
Foundation Medicine, Inc. (c)*	10,000	299,400
Furiex Pharmaceuticals, Inc. *	10,000	463,600
Galena Biopharma, Inc. (c)*	147,300	776,271
Genomic Health, Inc. *	22,800	686,736
Geron Corp. *	195,900	983,418
GTx, Inc. (c)*	118,100	213,761
Halozyme Therapeutics, Inc. (c)*	133,100	2,084,346
Harvard Apparatus Regenerative Technology, Inc. *	32,300	132,107
Harvard Bioscience, Inc. *	30,800	136,136
Hi-Tech Pharmacal Co., Inc. *	15,100	653,226
Horizon Pharma, Inc. (c)*	73,500	724,710
Hyperion Therapeutics, Inc. (c)*	14,400	404,352
Idenix Pharmaceuticals, Inc. (c)*	142,200	996,822
ImmunoGen, Inc. *	121,700	1,824,283
Immunomedics, Inc. *	103,500	501,975
Impax Laboratories, Inc. *	101,900	2,357,966
Infinity Pharmaceuticals, Inc. *	68,300	877,655
Insmed, Inc. *	49,300	1,006,706
Insys Therapeutics, Inc. *	7,200	423,576
Intercept Pharmaceuticals, Inc. *	11,000	3,309,680
InterMune, Inc. *	129,800	1,732,830

12

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Intrexon Corp. (c)*	16,400	550,548
Ironwood Pharmaceuticals, Inc. *	132,600	1,839,162
Isis Pharmaceuticals, Inc. *	163,600	8,353,416
KaloBios Pharmaceuticals, Inc. *	23,400	73,008
Karyopharm Therapeutics, Inc. *	11,300	394,483
Keryx Biopharmaceuticals, Inc. *	130,600	2,008,628
KYTHERA Biopharmaceuticals, Inc. *	17,000	782,000
Lannett Co., Inc. *	26,900	950,108
Lexicon Pharmaceuticals, Inc. *	324,100	596,344
Ligand Pharmaceuticals, Inc., Class B *	25,400	1,573,276
Luminex Corp. *	53,200	971,964
MacroGenics, Inc. (c)*	8,300	330,423
MannKind Corp. (c)*	212,000	1,149,040
MEI Pharma, Inc. *	13,700	115,902
Merrimack Pharmaceuticals, Inc. (c)*	153,100	803,775
MiMedx Group, Inc. *	131,700	1,032,528
Momenta Pharmaceuticals, Inc. *	71,144	1,273,478
Nanosphere, Inc. *	59,900	126,389
Navidea Biopharmaceuticals, Inc. (c)*	152,800	268,928
Nektar Therapeutics *	183,071	2,489,766
NeoGenomics, Inc. *	46,900	187,600
Neurocrine Biosciences, Inc. *	99,700	1,703,873
NewLink Genetics Corp. (c)*	25,300	936,606
Novavax, Inc. *	268,000	1,457,920
NPS Pharmaceuticals, Inc. *	145,500	5,205,990
Omeros Corp. (c)*	42,600	497,568
OncoGenex Pharmaceutical, Inc. *	19,500	210,600
OncoMed Pharmaceuticals, Inc. (c)*	8,200	247,394
Onconova Therapeutics, Inc. (c)*	8,500	128,520
Ophthotech Corp. *	12,900	398,481
Opko Health, Inc. (c)*	281,800	2,234,674
Orexigen Therapeutics, Inc. *	147,100	1,000,280
Osiris Therapeutics, Inc. (c)*	22,300	348,103
OvaScience, Inc. *	12,800	119,808
Pacific Biosciences of California, Inc. *	85,600	614,608
Pacira Pharmaceuticals, Inc. *	39,300	2,693,229
PAREXEL International Corp. *	83,018	4,052,108
PDL Biopharma, Inc. (c)	208,800	1,900,080
Peregrine Pharmaceuticals, Inc. (c)*	255,100	464,282
Pernix Therapeutics Holdings *	37,100	84,959
Portola Pharmaceuticals, Inc. *	17,500	466,725
Pozen, Inc. *	35,400	277,536
Progenics Pharmaceuticals, Inc. *	84,900	405,822
Prothena Corp. plc *	20,500	634,270
PTC Therapeutics, Inc. (c)*	13,700	357,159
Puma Biotechnology, Inc. *	32,400	3,830,004
Questcor Pharmaceuticals, Inc.	76,000	5,092,760
Raptor Pharmaceutical Corp. *	85,200	1,324,860
Receptos, Inc. *	10,900	434,365
Regulus Therapeutics, Inc. *	18,100	164,710
Relypsa, Inc. *	8,800	290,928
Repligen Corp. *	42,300	654,804
Repros Therapeutics, Inc. *	32,700	613,125
Rigel Pharmaceuticals, Inc. *	118,400	358,752
Sagent Pharmaceuticals, Inc. *	30,300	573,579
Sangamo BioSciences, Inc. *	87,100	1,684,514
Sarepta Therapeutics, Inc. (c)*	54,500	1,328,710
SciClone Pharmaceuticals, Inc. *	78,000	366,600
Sequenom, Inc. (c)*	166,100	377,047
SIGA Technologies, Inc. (c)*	46,100	152,591
Spectrum Pharmaceuticals, Inc. *	89,800	755,218
Stemline Therapeutics, Inc. *	13,000	326,950
Sucampo Pharmaceuticals, Inc., Class A *	17,000	140,420
Sunesis Pharmaceuticals, Inc. (c)*	38,100	166,878
Supernus Pharmaceuticals, Inc. (c)*	31,800	310,686
Synageva BioPharma Corp. *	27,700	2,509,066
Synergy Pharmaceuticals, Inc. (c)*	114,800	609,588
Synta Pharmaceuticals Corp. (c)*	87,300	466,182
Targacept, Inc. *	37,100	163,611
TESARO, Inc. *	19,100	601,841
Tetraphase Pharmaceuticals, Inc. *	22,700	352,077
TG Therapeutics, Inc. (c)*	49,800	298,800
The Medicines Co. *	93,408	3,246,862
TherapeuticsMD, Inc. *	124,300	817,894
Threshold Pharmaceuticals, Inc. *	61,700	301,096
Vanda Pharmaceuticals, Inc. *	47,300	630,036
Verastem, Inc. *	30,000	376,800
Vical, Inc. *	113,400	153,090
VIVUS, Inc. *	147,300	1,092,966
XenoPort, Inc. *	80,000	460,000
XOMA Corp. *	113,500	881,895
ZIOPHARM Oncology, Inc. (c)*	116,700	488,973
Zogenix, Inc. *	133,700	592,291

		160,661,197

Real Estate 7.6%
Acadia Realty Trust	78,536	1,998,741
AG Mortgage Investment Trust, Inc.	41,300	685,167
Agree Realty Corp.	21,600	617,544
Alexander & Baldwin, Inc.	64,100	2,506,951
Alexander’s, Inc.	3,300	1,121,439
Altisource Residential Corp.	82,800	2,484,000
American Assets Trust, Inc.	48,400	1,619,948
American Capital Mortgage Investment Corp.	76,700	1,499,485
American Realty Capital Properties, Inc. (c)	228,800	3,166,592
American Residential Properties, Inc. *	19,500	360,750
AmREIT, Inc., Class B	28,100	457,468
Anworth Mortgage Asset Corp.	206,600	968,954
Apollo Commercial Real Estate Finance, Inc.	52,600	884,732
Apollo Residential Mortgage, Inc.	44,300	715,888
Ares Commercial Real Estate Corp.	30,500	406,565
Armada Hoffler Properties, Inc.	27,100	246,610
ARMOUR Residential REIT, Inc.	535,200	2,199,672
Ashford Hospitality Prime, Inc.	26,920	444,180
Ashford Hospitality Trust	87,600	823,440
Associated Estates Realty Corp.	82,100	1,311,137
AV Homes, Inc. *	15,600	292,032
Aviv REIT, Inc.	16,400	399,996

 13

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Campus Crest Communities, Inc.	92,100	813,243
Capstead Mortgage Corp.	141,200	1,781,944
Cedar Realty Trust, Inc.	103,100	650,561
Chambers Street Properties	354,900	2,746,926
Chatham Lodging Trust	37,900	792,489
Chesapeake Lodging Trust	69,500	1,692,325
Colony Financial, Inc.	111,000	2,464,200
Consolidated-Tomoka Land Co.	8,300	291,745
Coresite Realty Corp.	31,300	960,284
Cousins Properties, Inc.	249,273	2,679,685
CubeSmart	197,300	3,251,504
CyrusOne, Inc.	27,100	585,631
CYS Investments, Inc.	249,600	1,976,832
DCT Industrial Trust, Inc.	430,800	3,101,760
DiamondRock Hospitality Co.	288,917	3,345,659
DuPont Fabros Technology, Inc.	90,000	2,339,100
Dynex Capital, Inc.	76,500	616,590
EastGroup Properties, Inc.	44,790	2,657,839
Education Realty Trust, Inc.	161,700	1,460,151
Ellington Residential Mortgage REIT	9,200	148,764
Empire State Realty Trust, Inc., Class A	119,500	1,751,870
EPR Properties	74,400	3,800,352
Equity One, Inc.	85,837	1,945,066
Excel Trust, Inc.	67,300	767,893
FelCor Lodging Trust, Inc.	186,400	1,521,024
First Industrial Realty Trust, Inc.	159,800	2,742,168
First Potomac Realty Trust	82,900	1,082,674
Forestar Group, Inc. *	49,700	994,000
Franklin Street Properties Corp.	134,065	1,607,439
Getty Realty Corp.	39,242	745,598
Gladstone Commercial Corp.	24,300	453,195
Glimcher Realty Trust	206,000	1,763,360
Government Properties Income Trust	77,900	1,924,130
Gramercy Property Trust, Inc. *	84,600	492,372
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,000	277,830
Healthcare Realty Trust, Inc.	142,081	3,256,497
Hersha Hospitality Trust	288,700	1,567,641
Highwoods Properties, Inc.	131,100	4,869,054
Hudson Pacific Properties, Inc.	73,600	1,599,328
Inland Real Estate Corp.	121,636	1,282,043
Invesco Mortgage Capital, Inc.	199,700	3,137,287
Investors Real Estate Trust	153,200	1,331,308
iStar Financial, Inc. *	125,500	1,935,210
JAVELIN Mortgage Investment Corp.	18,700	271,150
Kennedy-Wilson Holdings, Inc.	95,000	2,281,900
Kite Realty Group Trust	189,500	1,222,275
LaSalle Hotel Properties	153,026	4,707,080
Lexington Realty Trust	258,784	2,797,455
LTC Properties, Inc.	49,867	1,892,453
Medical Properties Trust, Inc.	239,700	3,180,819
Monmouth Real Estate Investment Corp., Class A	73,900	682,836
National Health Investors, Inc.	42,268	2,661,616
New Residential Investment Corp.	376,700	2,392,045
New York Mortgage Trust, Inc.	110,700	790,398
NorthStar Realty Finance Corp.	428,500	6,251,815
One Liberty Properties, Inc.	18,700	390,082
Parkway Properties, Inc.	86,493	1,534,386
Pebblebrook Hotel Trust	90,800	2,735,804
Pennsylvania Real Estate Investment Trust	97,612	1,820,464
PennyMac Mortgage Investment Trust	104,700	2,465,685
Physicians Realty Trust	29,200	361,788
Potlatch Corp.	60,403	2,416,120
PS Business Parks, Inc.	28,438	2,234,374
QTS Realty Trust, Inc.	20,400	462,876
RAIT Financial Trust	119,300	1,006,892
Ramco-Gershenson Properties Trust	96,600	1,542,702
RE/MAX Holdings, Inc. *	16,800	489,888
Redwood Trust, Inc.	123,500	2,309,450
Resource Capital Corp.	178,500	1,051,365
Retail Opportunity Investments Corp.	102,600	1,483,596
Rexford Industrial Realty, Inc.	24,200	330,330
RLJ Lodging Trust	182,200	4,551,356
Rouse Properties, Inc.	35,900	626,096
Ryman Hospitality Properties, Inc.	65,650	2,715,284
Sabra Health Care REIT, Inc.	56,066	1,621,989
Saul Centers, Inc.	10,800	503,280
Select Income REIT	31,200	861,120
Silver Bay Realty Trust Corp.	21,733	344,903
Sovran Self Storage, Inc.	46,726	3,173,163
STAG Industrial, Inc.	59,600	1,279,016
Strategic Hotels & Resorts, Inc. *	269,800	2,511,838
Summit Hotel Properties, Inc.	113,900	1,014,849
Sun Communities, Inc.	54,000	2,524,500
Sunstone Hotel Investors, Inc.	265,310	3,403,927
Tejon Ranch Co. *	19,092	651,419
Terreno Realty Corp.	35,600	614,812
The Geo Group, Inc.	106,780	3,574,994
UMH Properties, Inc.	31,900	301,455
Universal Health Realty Income Trust	16,900	716,560
Urstadt Biddle Properties, Inc., Class A	34,600	649,096
Washington Real Estate Investment Trust	100,100	2,332,330
Western Asset Mortgage Capital Corp. (c)	37,957	567,457
Whitestone REIT	30,700	419,055
Winthrop Realty Trust	46,700	536,116
ZAIS Financial Corp.	8,000	136,000

		187,814,121

Retailing 3.7%
1-800-FLOWERS.COM, Inc., Class A *	34,800	175,392
Aeropostale, Inc. (c)*	115,000	810,750
America’s Car-Mart, Inc. *	11,500	443,325
ANN, Inc. *	69,000	2,231,460
Asbury Automotive Group, Inc. *	47,100	2,214,642
Barnes & Noble, Inc. *	57,600	776,448
Bebe Stores, Inc.	51,449	255,701
Big 5 Sporting Goods Corp.	22,600	387,816
Blue Nile, Inc. *	19,000	818,140
Body Central Corp. *	22,200	75,924

14

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Brown Shoe Co., Inc.	62,275	1,474,672
Burlington Stores, Inc. *	22,200	567,876
Christopher & Banks Corp. *	51,800	369,852
Citi Trends, Inc. *	20,100	321,600
Conn’s, Inc. *	34,700	2,106,637
Core-Mark Holding Co., Inc.	16,200	1,225,530
Destination Maternity Corp.	18,400	493,672
Destination XL Group, Inc. *	56,400	303,432
Express, Inc. *	128,500	2,225,620
Five Below, Inc. *	46,700	1,711,555
Francesca’s Holdings Corp. *	62,800	1,193,200
Fred’s, Inc., Class A	52,800	922,944
FTD Cos., Inc. *	28,097	871,007
Genesco, Inc. *	34,244	2,404,614
Gordmans Stores, Inc.	11,600	83,752
Group 1 Automotive, Inc.	32,400	1,980,612
Haverty Furniture Cos, Inc.	30,300	842,946
hhgregg, Inc. *	18,300	151,158
Hibbett Sports, Inc. *	37,775	2,266,878
HSN, Inc.	50,200	2,749,454
Jos. A. Bank Clothiers, Inc. *	41,718	2,345,386
Kirkland’s, Inc. *	22,400	421,792
Lithia Motors, Inc., Class A	31,900	1,795,651
Lumber Liquidators Holdings, Inc. *	41,600	3,701,984
MarineMax, Inc. *	37,700	556,075
Mattress Firm Holding Corp. *	19,200	781,440
Monro Muffler Brake, Inc.	45,750	2,539,582
New York & Co., Inc. *	36,400	164,892
Nutrisystem, Inc.	39,948	568,061
Office Depot, Inc. *	697,810	3,412,291
Orbitz Worldwide, Inc. *	41,700	300,240
Outerwall, Inc. (c)*	41,500	2,668,865
Overstock.com, Inc. *	15,500	326,430
Pacific Sunwear of California, Inc. *	65,800	189,504
Penske Automotive Group, Inc.	62,616	2,686,853
PetMed Express, Inc.	29,500	390,285
Pier 1 Imports, Inc.	137,400	2,625,714
Pool Corp.	69,877	3,785,936
RadioShack Corp. (c)*	136,500	327,600
Rent-A-Center, Inc.	79,105	1,972,879
Restoration Hardware Holdings, Inc. *	25,200	1,429,848
RetailMeNot, Inc. *	13,400	474,494
Sears Hometown & Outlet Stores, Inc. *	12,300	258,177
Select Comfort Corp. *	79,600	1,303,052
Shoe Carnival, Inc.	20,250	500,175
Shutterfly, Inc. *	54,300	2,571,648
Sonic Automotive, Inc., Class A	55,500	1,244,865
Stage Stores, Inc.	46,827	917,809
Stein Mart, Inc.	44,300	548,434
Systemax, Inc. *	14,500	163,995
The Bon-Ton Stores, Inc. (c)	19,300	207,475
The Buckle, Inc. (c)	41,664	1,846,548
The Cato Corp., Class A	42,204	1,180,024
The Children’s Place Retail Stores, Inc. *	32,913	1,733,528
The Container Store Group, Inc. (c)*	20,900	768,075
The Finish Line, Inc., Class A	71,619	1,837,027
The Men’s Wearhouse, Inc.	68,900	3,309,956
The Pep Boys - Manny, Moe & Jack *	74,800	893,112
The Wet Seal, Inc., Class A *	121,200	289,668
Tile Shop Holdings, Inc. (c)*	26,300	371,619
Tilly’s, Inc., Class A *	12,600	146,286
Trans World Entertainment Corp. *	42,800	169,488
Tuesday Morning Corp. *	65,800	864,612
ValueVision Media, Inc., Class A *	56,000	345,520
Vitacost.com, Inc. *	30,300	167,256
Vitamin Shoppe, Inc. *	43,100	1,931,742
VOXX International Corp. *	31,300	417,229
West Marine, Inc. *	24,500	320,705
Weyco Group, Inc.	9,100	240,422
Winmark Corp.	3,000	241,950
Zale Corp. *	46,300	700,056
Zumiez, Inc. *	30,100	647,752

		92,060,616

Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc. *	57,600	1,572,480
Alpha & Omega Semiconductor Ltd. *	28,000	203,280
Ambarella, Inc. (c)*	26,400	845,592
Amkor Technology, Inc. *	116,018	614,895
ANADIGICS, Inc. *	117,100	230,687
Applied Micro Circuits Corp. *	104,365	1,054,087
ATMI, Inc. *	47,654	1,319,063
Axcelis Technologies, Inc. *	142,100	343,882
Brooks Automation, Inc.	93,731	951,370
Cabot Microelectronics Corp. *	35,700	1,439,424
Cavium, Inc. *	76,100	2,828,637
CEVA, Inc. *	33,700	586,043
Cirrus Logic, Inc. *	92,700	1,623,177
Cohu, Inc.	32,200	333,592
Cypress Semiconductor Corp. *	221,300	2,221,852
Diodes, Inc. *	54,281	1,243,578
DSP Group, Inc. *	31,400	281,344
Entegris, Inc. *	208,200	2,190,264
Entropic Communications, Inc. *	143,000	596,310
Exar Corp. *	58,500	644,085
FormFactor, Inc. *	76,873	495,062
GSI Technology, Inc. *	27,000	179,820
GT Advanced Technologies, Inc. *	194,700	1,999,569
Hittite Microwave Corp. *	46,609	2,673,026
Inphi Corp. *	37,200	427,056
Integrated Device Technology, Inc. *	187,900	1,813,235
Integrated Silicon Solutions, Inc. *	37,900	446,083
Intermolecular, Inc. *	19,000	76,570
International Rectifier Corp. *	102,800	2,673,828
Intersil Corp., Class A	190,700	2,162,538
IXYS Corp.	32,400	411,156
Kopin Corp. *	100,300	385,152
Lattice Semiconductor Corp. *	170,200	983,756
LTX-Credence Corp. *	66,300	566,865
M/A-COM Technology Solutions Holdings, Inc. *	15,100	256,700
MaxLinear, Inc., Class A *	41,800	428,868
Micrel, Inc.	67,505	673,700
Microsemi Corp. *	137,419	3,221,101

 15

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MKS Instruments, Inc.	77,299	2,329,019
Monolithic Power Systems, Inc. *	52,400	1,712,956
MoSys, Inc. *	80,900	406,118
Nanometrics, Inc. *	32,200	545,468
NeoPhotonics Corp. *	26,800	196,712
NVE Corp. *	6,400	368,384
OmniVision Technologies, Inc. *	77,873	1,198,465
PDF Solutions, Inc. *	35,700	846,090
Peregrine Semiconductor Corp. *	37,700	247,689
Pericom Semiconductor Corp. *	33,500	277,380
Photronics, Inc. *	85,200	707,160
PLX Technology, Inc. *	59,600	360,580
PMC-Sierra, Inc. *	290,900	1,905,395
Power Integrations, Inc.	41,362	2,449,871
Rambus, Inc. *	167,900	1,495,989
RF Micro Devices, Inc. *	405,000	2,158,650
Rubicon Technology, Inc. (c)*	32,500	356,525
Rudolph Technologies, Inc. *	46,700	513,233
Semtech Corp. *	100,229	2,286,223
Sigma Designs, Inc. *	43,000	201,670
Silicon Image, Inc. *	113,600	635,024
Spansion, Inc., Class A *	67,400	1,011,000
SunEdison, Inc. *	394,000	5,480,540
SunPower Corp. (c)*	59,400	1,922,184
Supertex, Inc. *	14,800	395,160
Synaptics, Inc. *	47,700	2,783,772
Tessera Technologies, Inc.	76,490	1,518,327
TriQuint Semiconductor, Inc. *	246,900	2,049,270
Ultra Clean Holdings, Inc. *	31,900	364,617
Ultratech, Inc. *	40,000	1,012,000
Veeco Instruments, Inc. *	57,200	2,174,172

		80,907,370

Software & Services 9.2%
Accelrys, Inc. *	80,500	1,012,690
ACI Worldwide, Inc. *	57,215	3,467,801
Actuate Corp. *	67,700	514,520
Acxiom Corp. *	107,376	3,861,241
Advent Software, Inc.	46,528	1,528,910
American Software, Inc., Class A	42,400	427,392
Angie’s List, Inc. (c)*	60,200	1,079,988
Aspen Technology, Inc. *	138,100	6,293,217
AVG Technologies NV *	34,100	565,719
Bankrate, Inc. *	66,600	1,104,894
Barracuda Networks, Inc. (c)*	6,000	205,860
Bazaarvoice, Inc. *	68,500	496,625
Benefitfocus, Inc. *	7,400	482,110
Blackbaud, Inc.	65,869	2,269,846
Blackhawk Network Holdings, Inc. *	16,400	431,484
Blucora, Inc. *	58,400	1,495,624
Bottomline Technologies, Inc. *	56,700	1,962,954
Brightcove, Inc. *	40,100	430,674
BroadSoft, Inc. *	42,200	1,291,742
CACI International, Inc., Class A *	32,900	2,435,258
Callidus Software, Inc. *	64,000	938,880
Carbonite, Inc. *	15,500	156,705
Cardtronics, Inc. *	64,600	2,488,392
Cass Information Systems, Inc.	15,640	846,437
ChannelAdvisor Corp. *	8,500	368,645
Chegg, Inc. (c)*	21,800	145,406
CIBER, Inc. *	100,000	388,000
CommVault Systems, Inc. *	68,300	4,717,481
Computer Task Group, Inc.	20,200	326,432
comScore, Inc. *	50,900	1,395,169
Comverse, Inc. *	32,070	1,155,803
Constant Contact, Inc. *	44,200	1,193,842
Convergys Corp.	154,700	3,151,239
Cornerstone OnDemand, Inc. *	59,800	3,411,590
CoStar Group, Inc. *	41,975	7,221,379
Covisint Corp. *	10,700	100,045
CSG Systems International, Inc.	51,100	1,530,956
Cvent, Inc. *	9,200	351,532
Cyan, Inc. (c)*	39,400	149,326
Datalink Corp. *	27,300	396,669
Dealertrack Technologies, Inc. *	64,736	3,019,934
Demand Media, Inc. *	51,600	297,732
Demandware, Inc. *	26,800	1,706,624
Dice Holdings, Inc. *	64,900	454,300
Digimarc Corp.	10,300	376,774
Digital River, Inc. *	52,800	928,224
E2open, Inc. *	25,300	605,935
EarthLink Holdings Corp.	147,381	639,634
Ebix, Inc. (c)	44,300	601,594
eGain Corp. *	18,600	178,188
Ellie Mae, Inc. *	37,500	978,750
Endurance International Group Holdings Inc (c)*	31,600	362,768
Envestnet, Inc. *	32,200	1,376,550
EPAM Systems, Inc. *	31,200	1,276,080
EPIQ Systems, Inc.	48,700	699,332
ePlus, Inc. *	5,200	280,488
Euronet Worldwide, Inc. *	73,036	3,130,323
EVERTEC, Inc.	42,100	1,015,873
ExlService Holdings, Inc. *	46,500	1,169,475
Fair Isaac Corp.	53,100	2,886,516
FleetMatics Group plc *	25,300	1,012,253
Forrester Research, Inc.	19,717	740,176
Gigamon, Inc. *	11,100	338,106
Global Cash Access Holdings, Inc. *	91,800	778,464
Global Eagle Entertainment, Inc. *	41,200	659,612
Glu Mobile, Inc. (c)*	92,400	364,980
Gogo, Inc. (c)*	15,700	320,123
Guidance Software, Inc. *	31,700	342,043
Guidewire Software, Inc. *	73,000	3,446,330
Heartland Payment Systems, Inc.	54,500	2,349,495
Higher One Holdings, Inc. *	43,800	339,888
iGATE Corp. *	52,840	1,783,350
Imperva, Inc. *	28,800	1,584,000
Infoblox, Inc. *	76,800	2,694,144
Interactive Intelligence Group, Inc. *	22,100	1,678,274
Internap Network Services Corp. *	75,700	616,955
IntraLinks Holdings, Inc. *	61,900	654,902
j2 Global, Inc.	67,928	3,080,535
Jive Software, Inc. *	56,400	521,700
Limelight Networks, Inc. *	90,900	173,619
Lionbridge Technologies, Inc. *	82,500	453,750
Liquidity Services, Inc. *	35,400	841,458
LivePerson, Inc. *	78,700	1,088,421
LogMeIn, Inc. *	34,700	1,178,412
Luxoft Holding, Inc. *	6,700	250,513

16

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Manhattan Associates, Inc. *	114,988	3,877,395
ManTech International Corp., Class A	34,500	1,003,950
Marchex, Inc., Class B	28,600	267,696
Marin Software, Inc. *	13,100	129,297
Marketo, Inc. *	9,900	405,306
Mavenir Systems, Inc. *	10,300	131,222
MAXIMUS, Inc.	101,496	4,300,386
Mentor Graphics Corp.	140,967	2,932,114
MicroStrategy, Inc., Class A *	13,662	1,717,313
Millennial Media, Inc. (c)*	50,300	399,382
Mitek Systems, Inc. (c)*	31,700	189,883
Model N, Inc. *	11,600	114,840
ModusLink Global Solutions, Inc. *	58,700	302,305
MoneyGram International, Inc. *	29,500	545,750
Monotype Imaging Holdings, Inc.	54,500	1,589,765
Monster Worldwide, Inc. *	166,500	1,018,980
Move, Inc. *	57,400	811,636
Net Element International, Inc. (c)*	18,500	84,360
NetScout Systems, Inc. *	52,000	1,836,640
NIC, Inc.	96,800	2,104,432
OpenTable, Inc. *	33,100	2,491,768
Pegasystems, Inc.	26,600	1,208,704
Perficient, Inc. *	47,700	979,281
Planet Payment, Inc. *	60,600	213,918
PRGX Global, Inc. *	41,500	276,390
Progress Software Corp. *	75,320	1,820,484
Proofpoint, Inc. *	33,400	1,352,032
PROS Holdings, Inc. *	34,000	1,292,340
PTC, Inc. *	176,100	6,283,248
QAD, Inc., Class A	8,800	160,072
Qlik Technologies, Inc. *	129,800	3,507,196
Qualys, Inc. *	21,200	614,376
QuinStreet, Inc. *	44,900	371,323
Rally Software Development Corp. *	9,800	208,740
RealNetworks, Inc. *	28,257	205,711
RealPage, Inc. *	66,300	1,490,424
Reis, Inc. *	11,900	211,820
Responsys, Inc. *	56,000	1,512,560
Rocket Fuel, Inc. (c)*	7,100	415,350
Rosetta Stone, Inc. *	14,700	162,876
Sapiens International Corp. N.V. *	28,400	200,504
Sapient Corp. *	163,663	2,623,518
SciQuest, Inc. *	32,500	859,300
SeaChange International, Inc. *	46,700	558,532
ServiceSource International, Inc. *	87,100	695,058
Shutterstock, Inc. *	10,600	854,466
Silver Spring Networks, Inc. *	8,400	143,220
Spark Networks, Inc. *	25,100	143,823
SPS Commerce, Inc. *	23,400	1,512,108
SS&C Technologies Holdings, Inc. *	85,000	3,299,700
Stamps.com, Inc. *	19,400	765,524
Support.com, Inc. *	64,900	175,230
Sykes Enterprises, Inc. *	59,793	1,253,261
Synchronoss Technologies, Inc. *	41,500	1,106,390
Syntel, Inc. *	22,900	1,929,325
Take-Two Interactive Software, Inc. *	120,504	2,311,267
Tangoe, Inc. *	44,200	805,766
TechTarget, Inc. *	19,000	127,870
TeleCommunication Systems, Inc., Class A *	67,800	153,906
TeleNav, Inc. *	22,100	143,650
TeleTech Holdings, Inc. *	28,400	619,688
Textura, Corp. (c)*	7,500	235,800
The Hackett Group, Inc.	40,800	240,720
The Ultimate Software Group, Inc. *	40,500	6,610,815
TiVo, Inc. *	182,303	2,258,734
Travelzoo, Inc. *	9,800	218,344
Tremor Video, Inc. *	37,900	168,276
Trulia, Inc. *	42,405	1,464,245
Tyler Technologies, Inc. *	45,700	4,819,065
Unisys Corp. *	65,050	2,229,263
United Online, Inc.	20,069	243,036
Unwired Planet, Inc. *	122,695	204,901
ValueClick, Inc. *	96,800	2,081,200
VASCO Data Security International, Inc. *	40,200	300,294
Verint Systems, Inc. *	78,005	3,544,547
VirnetX Holding Corp. (c)*	60,000	1,077,600
Virtusa Corp. *	33,300	1,141,524
VistaPrint N.V. *	46,500	2,272,920
Vocus, Inc. *	28,300	345,826
Vringo, Inc. (c)*	95,600	410,124
Web.com Group, Inc. *	63,500	2,146,300
WebMD Health Corp. *	41,200	1,973,480
WEX, Inc. *	55,976	4,610,183
Wix.com Ltd. (c)*	12,100	346,786
XO Group, Inc. *	39,800	482,774
Xoom Corp. *	10,400	284,856
Yelp, Inc. *	47,100	3,577,245
YuMe, Inc. (c)*	12,100	94,501
Zillow, Inc., Class A *	34,900	2,865,290
Zix Corp. *	88,900	399,161

		226,540,255

Technology Hardware & Equipment 4.8%
ADTRAN, Inc.	88,500	2,247,015
Aeroflex Holding Corp. *	26,600	183,274
Agilysys, Inc. *	24,000	314,400
Alliance Fiber Optic Products, Inc. (c)	16,400	258,300
Anaren, Inc. *	15,800	441,610
Anixter International, Inc.	38,600	3,385,992
Applied Optoelectronics, Inc. *	7,800	106,314
ARRIS Group, Inc. *	168,960	4,376,064
Aruba Networks, Inc. *	169,900	3,348,729
Audience, Inc. *	13,700	155,906
Aviat Networks, Inc. *	81,200	154,280
Avid Technology, Inc. *	39,705	275,553
Badger Meter, Inc.	20,203	1,029,141
Bel Fuse, Inc., Class B	14,100	270,297
Belden, Inc.	64,800	4,193,208
Benchmark Electronics, Inc. *	81,294	1,847,813
Black Box Corp.	24,092	660,362
CalAmp Corp. *	50,100	1,476,948
Calix, Inc. *	58,800	466,284
Checkpoint Systems, Inc. *	61,644	822,331
Ciena Corp. *	150,100	3,501,833
Cognex Corp. *	127,818	5,042,420

 17

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Coherent, Inc. *	34,651	2,316,073
Comtech Telecommunications Corp.	24,500	745,290
Control4 Corp. (c)*	7,000	160,440
Cray, Inc. *	56,400	1,663,236
CTS Corp.	52,200	975,618
Daktronics, Inc.	50,700	740,727
Digi International, Inc. *	33,900	349,170
DTS, Inc. *	24,942	517,048
Electro Rent Corp.	25,200	423,864
Electro Scientific Industries, Inc.	39,800	431,432
Electronics for Imaging, Inc. *	68,609	2,906,963
Emulex Corp. *	129,190	950,838
Extreme Networks, Inc. *	135,200	989,664
Fabrinet *	40,400	746,188
FARO Technologies, Inc. *	25,200	1,303,344
FEI Co.	62,400	5,848,128
Finisar Corp. *	138,400	3,281,464
Fusion-io, Inc. *	118,400	1,302,400
GSI Group, Inc. *	40,000	431,600
Harmonic, Inc. *	160,700	1,054,192
Hutchinson Technology, Inc. *	33,400	126,920
Imation Corp. *	40,200	193,362
Immersion Corp. *	38,200	446,940
Infinera Corp. *	164,500	1,434,440
Insight Enterprises, Inc. *	65,500	1,382,050
InterDigital, Inc.	59,200	1,702,000
InvenSense, Inc. (c)*	80,900	1,592,921
Itron, Inc. *	59,100	2,386,458
Ixia *	80,464	1,029,134
KEMET Corp. *	59,100	326,232
KVH Industries, Inc. *	19,900	262,282
Littelfuse, Inc.	33,200	2,971,400
Maxwell Technologies, Inc. *	43,400	354,144
Measurement Specialties, Inc. *	23,400	1,290,978
Mercury Systems, Inc. *	44,600	477,220
Mesa Laboratories, Inc.	3,600	288,972
Methode Electronics, Inc.	56,700	1,908,522
MTS Systems Corp.	23,775	1,672,096
Multi-Fineline Electronix, Inc. *	12,100	166,980
Neonode, Inc. (c)*	51,200	291,328
NETGEAR, Inc. *	55,500	1,771,005
Newport Corp. *	57,700	1,046,678
Numerex Corp., Class A *	25,600	341,760
Oplink Communications, Inc. *	26,200	443,566
OSI Systems, Inc. *	30,100	1,743,693
Park Electrochemical Corp.	29,300	883,981
ParkerVision, Inc. (c)*	144,400	662,796
PC Connection, Inc.	12,500	255,750
PC-Tel, Inc.	25,400	208,534
Plantronics, Inc.	64,093	2,751,512
Plexus Corp. *	48,962	1,914,414
Procera Networks, Inc. *	28,000	323,680
QLogic Corp. *	130,100	1,505,257
Quantum Corp. *	321,700	402,125
Radisys Corp. *	38,000	107,540
RealD, Inc. *	60,400	540,580
Richardson Electronics Ltd.	18,900	217,917
Rofin-Sinar Technologies, Inc. *	40,036	924,832
Rogers Corp. *	24,367	1,479,077
Ruckus Wireless, Inc. *	67,100	901,153
Sanmina Corp. *	119,200	1,993,024
ScanSource, Inc. *	40,578	1,523,298
ShoreTel, Inc. *	83,900	646,030
Silicon Graphics International Corp. *	53,400	694,734
Sonus Networks, Inc. *	309,258	927,774
Speed Commerce, Inc. *	57,100	228,400
Super Micro Computer, Inc. *	45,400	933,424
SYNNEX Corp. *	38,600	2,167,390
TESSCO Technologies, Inc.	7,400	246,346
TTM Technologies, Inc. *	72,500	580,725
Ubiquiti Networks, Inc. (c)*	17,300	712,760
Uni-Pixel, Inc. (c)*	14,400	137,520
Universal Display Corp. *	58,400	1,896,832
ViaSat, Inc. *	59,119	3,518,172
Viasystems Group, Inc. *	7,000	91,420
Violin Memory, Inc. (c)*	33,700	127,386
Vishay Precision Group, Inc. *	16,500	234,960
Westell Technologies, Inc., Class A *	71,100	266,625
Zygo Corp. *	23,500	329,705

		117,682,507

Telecommunication Services 0.8%
8x8, Inc. *	127,000	1,287,780
Atlantic Tele-Network, Inc.	15,300	891,225
Boingo Wireless, Inc. *	21,700	131,285
Cbeyond, Inc. *	37,400	271,524
Cincinnati Bell, Inc. *	303,745	1,050,958
Cogent Communications Group, Inc.	68,300	2,825,571
Consolidated Communications Holdings, Inc.	57,625	1,128,297
Fairpoint Communications, Inc. *	28,900	370,209
General Communication, Inc., Class A *	50,300	489,419
Hawaiian Telcom Holdco, Inc. *	14,100	382,674
HickoryTech Corp.	17,900	256,149
IDT Corp., Class B	23,500	399,500
inContact, Inc. *	76,100	668,158
Inteliquent, Inc.	46,400	538,240
Iridium Communications, Inc. *	91,500	580,110
Leap Wireless International, Inc. *	77,700	1,363,635
Lumos Networks Corp.	25,400	482,854
magicJack VocalTec Ltd. (c)*	26,400	383,328
NII Holdings, Inc. (c)*	245,200	738,052
NTELOS Holdings Corp.	26,050	427,481
ORBCOMM, Inc. *	60,900	420,210
Premiere Global Services, Inc. *	70,000	763,000
RingCentral, Inc. *	12,500	228,125
Shenandoah Telecommunications Co.	34,800	873,480
Straight Path Communications, Inc., Class B *	11,750	96,820
Towerstream Corp. (c)*	103,600	294,224
USA Mobility, Inc.	36,500	520,490
Vonage Holdings Corp. *	218,500	1,007,285

		18,870,083

Transportation 1.6%
Air Transport Services Group, Inc. *	72,100	453,509

18

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Allegiant Travel Co.	21,600	1,967,112
Arkansas Best Corp.	36,672	1,257,483
Atlas Air Worldwide Holdings, Inc. *	37,400	1,321,342
Celadon Group, Inc.	32,600	677,428
Echo Global Logistics, Inc. *	25,400	515,366
Forward Air Corp.	45,682	2,034,676
Hawaiian Holdings, Inc. (c)*	75,200	764,032
Heartland Express, Inc.	67,500	1,421,550
Hub Group, Inc., Class A *	53,492	2,217,243
International Shipholding Corp.	7,300	195,567
JetBlue Airways Corp. *	334,400	2,929,344
Knight Transportation, Inc.	88,400	1,887,340
Marten Transport Ltd.	37,700	718,939
Matson, Inc.	60,800	1,454,944
Pacer International, Inc. *	46,900	413,189
Park-Ohio Holdings Corp. *	13,800	659,640
Patriot Transportation Holding, Inc. *	8,700	317,376
Quality Distribution, Inc. *	29,300	402,875
Republic Airways Holdings, Inc. *	74,100	726,921
Roadrunner Transportation Systems, Inc. *	29,200	766,500
Saia, Inc. *	35,100	1,181,466
SkyWest, Inc.	73,612	957,692
Spirit Airlines, Inc. *	88,000	4,127,200
Swift Transportation Co. *	124,600	2,716,280
Ultrapetrol Bahamas Ltd. *	33,800	112,216
Universal Truckload Services, Inc.	7,300	211,773
UTi Worldwide, Inc.	136,800	2,142,288
Werner Enterprises, Inc.	68,543	1,786,231
Wesco Aircraft Holdings, Inc. *	58,700	1,311,945
XPO Logistics, Inc. (c)*	41,900	1,044,148
YRC Worldwide, Inc. (c)*	13,400	294,532

		38,988,147

Utilities 3.0%
ALLETE, Inc.	59,290	2,963,314
American States Water Co.	55,500	1,576,200
Artesian Resources Corp., Class A	10,500	236,355
Atlantic Power Corp.	168,900	447,585
Avista Corp.	85,912	2,476,843
Black Hills Corp.	64,298	3,525,459
California Water Service Group	71,574	1,666,958
Chesapeake Utilities Corp.	13,800	812,130
Cleco Corp.	88,500	4,324,110
Connecticut Water Service, Inc.	15,000	505,500
Consolidated Water Co., Ltd.	19,500	250,770
Delta Natural Gas Co., Inc.	9,300	193,626
Dynegy, Inc. *	148,200	3,017,352
El Paso Electric Co.	58,716	2,139,024
Genie Energy Ltd., Class B *	18,600	186,000
IDACORP, Inc.	72,800	3,838,744
MGE Energy, Inc.	33,960	1,933,682
Middlesex Water Co.	26,200	521,380
New Jersey Resources Corp.	62,700	2,859,120
Northwest Natural Gas Co.	39,895	1,658,036
NorthWestern Corp.	56,712	2,563,950
NRG Yield, Inc., Class A	32,100	1,249,974
Ormat Technologies, Inc.	24,000	591,600
Otter Tail Corp.	51,209	1,425,659
Pattern Energy Group, Inc.	26,700	744,663
Piedmont Natural Gas Co., Inc.	111,600	3,685,032
PNM Resources, Inc.	118,200	2,913,630
Portland General Electric Co.	109,900	3,316,782
Pure Cycle Corp. *	24,500	152,390
SJW Corp.	24,600	703,806
South Jersey Industries, Inc.	45,860	2,446,172
Southwest Gas Corp.	68,996	3,707,155
The Empire District Electric Co.	62,100	1,425,195
The Laclede Group, Inc.	49,277	2,261,322
UIL Holdings Corp.	81,310	3,144,258
Unitil Corp.	22,100	672,724
UNS Energy Corp.	61,117	3,659,686
WGL Holdings, Inc.	74,800	2,825,944
York Water Co.	17,000	346,290

		72,968,420

Total Common Stock
(Cost $1,594,264,874)		2,363,617,529

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Omthera Pharmaceutical CVR (a)(b)*	8,400	—

Total Rights
(Cost $—)		—

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (a)(b)*	24,500	—

Total Warrants
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.4% of net assets

Time Deposits 4.2%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 02/03/14	74,131,343	74,131,343
Skandinaviska Enskilda Banken
0.03%, 02/03/14	28,727,315	28,727,315

		102,858,658

 19

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.06%, 03/20/14 (d)(e)	4,200,000	4,199,685

Total Short-Term Investments
(Cost $107,058,330)		107,058,343

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 3.7% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	91,739,597	91,739,597

Total Collateral Invested for Securities on Loan
(Cost $91,739,597)		91,739,597

End of Collateral Invested for Securities on Loan.

At 01/31/14 tax basis cost of the fund’s investments was $1,703,127,863 and the unrealized appreciation and depreciation were $871,614,320 and ($104,066,311), respectively, with a net unrealized appreciation of $767,548,009.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $83,731,767.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 03/21/14	775	87,443,250	1,177,039

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

20

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 21

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,236,890,842	$—	$—	$2,236,890,842
Energy	126,561,197	—	165,490	126,726,687
Rights[1]	—	—	—	—
Warrants[1]	—	—	—	—
Short-Term Investments[1]	—	107,058,343	—	107,058,343

Total	$2,363,452,039	$107,058,343	$165,490	$2,470,675,872

Other Financial Instruments
Collateral Invested for Securities on Loan	$91,739,597	$—	$—	$91,739,597
Futures Contracts[2]	1,177,039	—	—	1,177,039

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock	$—	$—	($9,880)	$—	$—	$175,370	$—	$165,490

Total	$—	$—	($9,880)	$—	$—	$175,370	$—	$165,490

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended January 31, 2014.

On January 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46818JAN14

22

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.3%	Common Stock	2,104,860,591	3,281,645,958
0.0%	Rights	2,654	1,496
0.0%	Warrants	3	4
2.4%	Short-Term Investments	82,890,631	82,890,647

99.7%	Total Investments	2,187,753,879	3,364,538,105
0.7%	Collateral Invested for Securities on Loan	22,857,741	22,857,741
(0.4%)	Other Assets and Liabilities, Net		(14,612,640)

100.0%	Net Assets		3,372,783,206

	Number	Value
Security	of Shares	($)

Common Stock 97.3% of net assets

Automobiles & Components 1.2%
Allison Transmission Holdings, Inc.	11,400	327,522
American Axle & Manufacturing Holdings, Inc. *	13,400	249,508
Autoliv, Inc.	15,800	1,432,586
BorgWarner, Inc.	36,600	1,965,420
Cooper Tire & Rubber Co.	8,900	208,260
Dana Holding Corp.	24,800	469,216
Delphi Automotive plc	46,100	2,807,029
Dorman Products, Inc. *	5,000	260,800
Drew Industries, Inc.	5,400	259,686
Federal-Mogul Corp. *	12,900	230,652
Ford Motor Co.	651,336	9,743,987
General Motors Co. *	188,100	6,786,648
Gentex Corp.	23,700	767,643
Harley-Davidson, Inc.	36,500	2,251,685
Johnson Controls, Inc.	113,100	5,216,172
Lear Corp.	14,000	1,012,620
Modine Manufacturing Co. *	12,100	158,510
Standard Motor Products, Inc.	7,500	245,325
Stoneridge, Inc. *	13,100	149,078
Strattec Security Corp.	1,500	82,125
Tenneco, Inc. *	10,080	572,947
Tesla Motors, Inc. (c)*	13,600	2,467,176
The Goodyear Tire & Rubber Co.	40,500	958,230
Thor Industries, Inc.	7,500	385,275
TRW Automotive Holdings Corp. *	18,500	1,371,775
Visteon Corp. *	8,000	648,080
Winnebago Industries, Inc. *	7,400	177,304

		41,205,259

Banks 3.4%
1st Source Corp.	5,528	162,910
Ameris Bancorp *	6,348	129,944
Arrow Financial Corp.	3,390	84,513
Associated Banc-Corp.	25,000	411,750
Astoria Financial Corp.	19,300	255,532
BancFirst Corp.	2,300	124,269
BancorpSouth, Inc.	10,112	238,340
Bank Mutual Corp.	18,268	124,953
Bank of Hawaii Corp.	6,500	369,070
Bank of the Ozarks, Inc.	5,600	355,040
BankUnited, Inc.	10,300	320,330
Banner Corp.	5,571	205,180
BB&T Corp.	116,358	4,352,953
BBCN Bancorp, Inc.	19,100	287,455
Beneficial Mutual Bancorp, Inc. *	24,500	291,060
Berkshire Hills Bancorp, Inc.	8,000	195,680
BOK Financial Corp.	3,740	240,332
Boston Private Financial Holdings, Inc.	20,729	254,759
Brookline Bancorp, Inc.	11,705	104,175
Bryn Mawr Bank Corp.	3,400	94,758
Camco Financial Corp. *	700	4,494
Camden National Corp.	2,500	88,375
Capital Bank Financial Corp., Class A *	10,300	237,415
Capital City Bank Group, Inc. *	6,875	87,725
CapitalSource, Inc.	32,900	451,717
Capitol Federal Financial, Inc.	21,963	262,897
Cardinal Financial Corp.	3,700	63,085
Cathay General Bancorp	9,200	216,200
Central Pacific Financial Corp.	10,269	188,436
Century Bancorp, Inc., Class A	800	27,128
Chemical Financial Corp.	8,683	250,765
CIT Group, Inc.	33,100	1,540,805
City Holding Co.	4,800	214,176
City National Corp.	7,800	564,330
Columbia Banking System, Inc.	9,951	259,821
Comerica, Inc.	31,159	1,427,082
Commerce Bancshares, Inc.	12,933	562,198
Community Bank System, Inc.	6,400	227,840
Community Trust Bancorp, Inc.	2,487	100,773
Cullen/Frost Bankers, Inc.	9,100	673,582
CVB Financial Corp.	19,411	289,612
Dime Community Bancshares, Inc.	6,875	112,338
Eagle Bancorp, Inc. *	7,880	262,010
East West Bancorp, Inc.	24,100	806,386
EverBank Financial Corp.	15,400	274,274
F.N.B. Corp.	19,661	232,786
Fifth Third Bancorp	145,814	3,065,010
First BanCorp *	26,579	129,971
First Busey Corp.	20,200	111,100
First Citizens BancShares, Inc., Class A	900	199,116

 1

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Commonwealth Financial Corp.	24,904	204,462
First Financial Bancorp	10,339	171,421
First Financial Bankshares, Inc.	4,100	250,797
First Financial Corp.	2,600	83,642
First Financial Holdings, Inc.	5,584	343,695
First Horizon National Corp.	32,816	385,916
First Interstate BancSystem, Inc.	8,900	228,374
First Merchants Corp.	9,041	190,675
First Midwest Bancorp, Inc.	15,825	252,725
First Niagara Financial Group, Inc.	58,465	505,138
First Republic Bank	19,600	951,188
First United Corp. *	2,200	17,424
Firstmerit Corp.	27,289	555,331
Flagstar Bancorp, Inc. *	8,060	168,212
Flushing Financial Corp.	6,800	139,672
Fulton Financial Corp.	28,262	349,036
Glacier Bancorp, Inc.	10,497	277,436
Great Southern Bancorp, Inc.	3,400	94,010
Hancock Holding Co.	12,344	427,102
Hawthorn Bancshares, Inc.	911	11,460
Heartland Financial USA, Inc.	2,500	62,975
Heritage Financial Corp.	6,135	104,479
Home BancShares, Inc.	11,500	354,660
Home Loan Servicing Solutions Ltd.	10,400	213,408
Hudson City Bancorp, Inc.	78,531	709,920
Huntington Bancshares, Inc.	137,099	1,243,488
IBERIABANK Corp.	3,875	255,130
Independent Bank Corp.	5,700	206,112
Independent Bank Corp., Michigan *	431	5,711
International Bancshares Corp.	7,784	182,223
Investors Bancorp, Inc.	14,705	373,066
Kearny Financial Corp. *	9,000	102,870
KeyCorp	148,290	1,892,180
Lakeland Financial Corp.	3,700	135,531
M&T Bank Corp.	21,549	2,402,929
MainSource Financial Group, Inc.	5,535	90,276
MB Financial, Inc.	8,133	228,537
Merchants Bancshares, Inc.	3,650	108,770
MGIC Investment Corp. *	45,600	387,144
MutualFirst Financial, Inc.	2,000	37,580
National Bank Holdings Corp., Class A	12,800	249,344
National Penn Bancshares, Inc.	17,675	183,467
Nationstar Mortgage Holdings, Inc. (c)*	5,500	153,890
NBT Bancorp, Inc.	11,500	276,460
New York Community Bancorp, Inc.	74,285	1,202,674
North Valley Bancorp *	300	7,011
Northfield Bancorp, Inc.	15,765	195,959
Northrim BanCorp, Inc.	4,281	102,830
Northwest Bancshares, Inc.	19,350	272,061
OceanFirst Financial Corp.	7,150	126,984
Ocwen Financial Corp. *	18,620	821,887
OFG Bancorp	8,163	119,017
Old National Bancorp	16,800	235,200
Oritani Financial Corp.	6,000	94,440
PacWest Bancorp	6,000	240,660
Park National Corp.	2,845	222,763
People’s United Financial, Inc.	49,587	704,631
Peoples Financial Corp.	3,000	41,790
Pinnacle Financial Partners, Inc.	6,475	211,344
Popular, Inc. *	14,720	388,608
Premier Financial Bancorp, Inc.	2,645	38,035
PrivateBancorp, Inc.	8,000	228,720
Prosperity Bancshares, Inc.	8,800	550,528
Provident Financial Holdings, Inc.	4,350	65,468
Provident Financial Services, Inc.	14,017	242,774
Radian Group, Inc.	24,500	364,560
Regions Financial Corp.	227,462	2,313,289
Renasant Corp.	8,910	256,519
Republic Bancorp, Inc., Class A	6,521	150,570
S&T Bancorp, Inc.	4,400	102,916
S.Y. Bancorp, Inc.	3,670	108,595
Sandy Spring Bancorp, Inc.	5,900	147,323
Seacoast Banking Corp of Florida *	3,936	43,886
Shore Bancshares, Inc. *	1,250	11,838
Signature Bank *	8,200	1,000,892
Simmons First National Corp., Class A	4,000	138,120
Southside Bancshares, Inc.	4,515	120,325
Southwest Bancorp, Inc.	7,800	136,110
State Bank Financial Corp.	6,200	106,206
Sterling Bancorp	19,185	241,731
Sterling Financial Corp.	9,700	305,550
Suffolk Bancorp *	4,600	88,688
Sun Bancorp, Inc. *	19,318	61,238
SunTrust Banks, Inc.	87,642	3,244,507
Susquehanna Bancshares, Inc.	27,568	298,561
SVB Financial Group *	8,000	897,840
Synovus Financial Corp.	154,300	516,905
Taylor Capital Group, Inc. *	8,900	198,737
TCF Financial Corp.	22,900	368,690
Texas Capital Bancshares, Inc. *	5,400	321,138
TFS Financial Corp. *	19,500	223,860
The First of Long Island Corp.	4,000	158,280
The PNC Financial Services Group, Inc.	87,832	7,016,020
Timberland Bancorp, Inc.	2,000	21,920
Tompkins Financial Corp.	4,024	188,726
TowneBank	3,800	57,152
Tree.com, Inc. *	4,444	144,208
TriCo Bancshares	5,400	133,704
TrustCo Bank Corp.	20,657	134,890
Trustmark Corp.	8,562	203,433
U.S. Bancorp	301,531	11,979,827
UMB Financial Corp.	5,274	312,695
Umpqua Holdings Corp.	15,743	276,447
Union First Market Bankshares Corp.	12,893	297,442
United Bankshares, Inc.	7,400	221,186
United Community Banks, Inc. *	11,678	194,789
Valley National Bancorp	30,542	295,952
ViewPoint Financial Group, Inc.	8,700	214,194
Walker & Dunlop, Inc. *	9,700	136,188
Washington Federal, Inc.	14,942	326,931
Washington Trust Bancorp, Inc.	3,600	118,584
Webster Financial Corp.	15,963	484,317
Wells Fargo & Co.	791,506	35,886,882
WesBanco, Inc.	7,756	221,511

2

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Westamerica Bancorp	5,200	256,672
Western Alliance Bancorp *	16,600	372,172
Wilshire Bancorp, Inc.	9,900	98,604
Wintrust Financial Corp.	5,800	254,214
WSFS Financial Corp.	2,000	143,600
Zions Bancorp	30,525	877,594

		116,012,428

Capital Goods 8.3%
3M Co.	105,600	13,536,864
A.O. Smith Corp.	11,800	557,196
AAON, Inc.	6,853	203,260
AAR Corp.	8,400	223,860
Aceto Corp.	7,900	168,428
Actuant Corp., Class A	10,280	351,782
Acuity Brands, Inc.	7,500	952,800
AECOM Technology Corp. *	16,100	461,587
Aegion Corp. *	4,300	88,236
Aerovironment, Inc. *	4,200	125,244
AGCO Corp.	15,462	824,588
Air Lease Corp.	13,100	412,388
Aircastle Ltd.	14,100	266,349
Alamo Group, Inc.	2,500	125,550
Albany International Corp., Class A	6,718	232,241
Allegion plc *	14,433	712,269
Alliant Techsystems, Inc.	4,437	637,597
Altra Industrial Motion Corp.	4,300	134,848
American Railcar Industries, Inc. (c)	5,100	249,492
American Science & Engineering, Inc.	2,000	136,780
American Superconductor Corp. *	5,200	7,800
American Woodmark Corp. *	4,000	140,440
AMETEK, Inc.	40,425	1,997,803
Ampco-Pittsburgh Corp.	4,500	80,145
Apogee Enterprises, Inc.	6,600	223,080
Applied Industrial Technologies, Inc.	6,525	329,774
Armstrong World Industries, Inc. *	5,500	306,240
Astec Industries, Inc.	5,700	212,040
Astronics Corp. *	3,438	208,257
Astronics Corp., Class B *	687	41,268
AZZ, Inc.	5,700	238,317
B/E Aerospace, Inc. *	16,300	1,295,361
Barnes Group, Inc.	6,600	247,104
Beacon Roofing Supply, Inc. *	6,600	249,414
Blount International, Inc. *	15,900	203,838
Brady Corp., Class A	6,400	175,104
Breeze-Eastern Corp. *	500	4,675
Briggs & Stratton Corp.	11,400	240,198
Builders FirstSource, Inc. *	17,100	137,655
Carlisle Cos., Inc.	10,500	782,565
Caterpillar, Inc.	105,100	9,869,941
Chart Industries, Inc. *	4,400	375,936
Chicago Bridge & Iron Co., N.V.	17,800	1,334,822
CIRCOR International, Inc.	3,750	270,075
CLARCOR, Inc.	7,300	404,566
Coleman Cable, Inc.	4,500	118,080
Colfax Corp. *	14,200	855,550
Columbus McKinnon Corp. *	4,300	106,296
Comfort Systems USA, Inc.	7,700	131,208
Crane Co.	8,000	505,280
Cubic Corp.	4,500	222,885
Cummins, Inc.	28,400	3,606,232
Curtiss-Wright Corp.	6,600	405,372
Danaher Corp.	99,000	7,364,610
Deere & Co.	63,200	5,432,672
DigitalGlobe, Inc. *	12,322	470,454
Donaldson Co., Inc.	22,100	911,846
Dover Corp.	27,800	2,406,368
Ducommun, Inc. *	3,200	91,200
DXP Enterprises, Inc. *	1,700	163,268
Dycom Industries, Inc. *	5,300	147,499
Eaton Corp. plc	78,377	5,728,575
EMCOR Group, Inc.	9,400	399,594
Emerson Electric Co.	116,200	7,662,228
Encore Wire Corp.	4,600	235,014
EnerSys, Inc.	7,500	510,450
Engility Holdings, Inc. *	4,116	157,684
EnPro Industries, Inc. *	4,900	355,446
ESCO Technologies, Inc.	3,900	136,110
Esterline Technologies Corp. *	4,400	452,980
Exelis, Inc.	27,400	536,766
Fastenal Co.	45,100	1,981,243
Federal Signal Corp. *	12,800	157,696
Flowserve Corp.	23,300	1,685,289
Fluor Corp.	26,400	2,005,344
Fortune Brands Home & Security, Inc.	27,400	1,234,644
Foster Wheeler AG *	15,200	455,696
Franklin Electric Co., Inc.	5,600	223,104
FreightCar America, Inc.	2,500	57,450
FuelCell Energy, Inc. (c)*	29,400	42,042
Furmanite Corp. *	7,200	84,096
GATX Corp.	6,600	382,140
GenCorp, Inc. *	11,600	197,432
Generac Holdings, Inc.	10,000	481,300
General Cable Corp.	6,700	191,151
General Dynamics Corp.	55,200	5,592,312
General Electric Co.	1,670,666	41,983,837
Gibraltar Industries, Inc. *	6,300	112,518
Graco, Inc.	10,812	751,326
GrafTech International Ltd. *	16,600	170,150
Granite Construction, Inc.	8,150	271,314
Great Lakes Dredge & Dock Corp. *	11,600	87,348
Griffon Corp.	15,100	189,656
H&E Equipment Services, Inc. *	6,800	205,904
Hardinge, Inc.	4,800	66,096
Harsco Corp.	11,300	286,907
HD Supply Holdings, Inc. *	8,300	178,201
HEICO Corp.	8,375	445,718
Hexcel Corp. *	16,400	683,552
Honeywell International, Inc.	129,562	11,819,941
Hubbell, Inc., Class B	9,300	1,085,589
Huntington Ingalls Industries, Inc.	8,172	776,503
Hyster-Yale Materials Handling, Inc.	2,300	197,248
IDEX Corp.	13,925	1,002,739
II-VI, Inc. *	13,000	198,510
Illinois Tool Works, Inc.	66,800	5,268,516
Ingersoll-Rand plc	43,300	2,545,607

 3

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Integrated Electrical Services, Inc. *	5,105	31,141
ITT Corp.	15,000	614,250
Jacobs Engineering Group, Inc. *	21,700	1,317,407
John Bean Technologies Corp.	4,983	153,825
Joy Global, Inc.	17,550	926,464
Kadant, Inc.	3,001	107,766
Kaman Corp.	5,700	220,932
KBR, Inc.	24,000	751,200
Kennametal, Inc.	11,300	489,742
Kratos Defense & Security Solutions, Inc. *	10,180	73,601
L-3 Communications Holdings, Inc.	14,600	1,621,622
L.B. Foster Co., Class A	1,400	60,284
Lawson Products, Inc. *	5,500	78,210
Layne Christensen Co. *	4,500	76,320
Lennox International, Inc.	7,471	646,690
Lincoln Electric Holdings, Inc.	13,600	941,120
Lindsay Corp. (c)	3,100	263,500
Lockheed Martin Corp.	44,452	6,708,251
Lydall, Inc. *	5,500	97,185
Magnetek, Inc. *	1,650	40,887
Masco Corp.	60,300	1,275,948
MasTec, Inc. *	8,550	307,287
Meritor, Inc. *	22,600	248,148
Moog, Inc., Class A *	7,587	455,675
MRC Global, Inc. *	15,600	435,552
MSC Industrial Direct Co., Inc., Class A	8,000	672,160
Mueller Industries, Inc.	3,400	211,616
Mueller Water Products, Inc., Class A	23,139	200,847
MYR Group, Inc. *	8,500	213,095
National Presto Industries, Inc. *	2,900	220,661
Navistar International Corp. *	11,600	357,512
NCI Building Systems, Inc. *	14,480	267,011
NN, Inc.	1,800	31,842
Nordson Corp.	9,500	658,540
Nortek, Inc. *	3,200	240,672
Northrop Grumman Corp.	36,332	4,198,163
Omega Flex, Inc.	700	13,972
Orbital Sciences Corp. *	12,600	308,070
Oshkosh Corp.	14,300	774,202
Owens Corning *	18,700	713,405
PACCAR, Inc.	58,425	3,271,800
Pall Corp.	18,500	1,481,850
Parker Hannifin Corp.	24,400	2,766,228
Pentair Ltd.	32,728	2,432,672
Polypore International, Inc. (c)*	6,100	202,215
Powell Industries, Inc.	2,800	171,948
Precision Castparts Corp.	24,002	6,114,509
Preformed Line Products Co.	1,000	67,480
Primoris Services Corp.	6,900	219,213
Proto Labs, Inc. *	2,800	222,208
Quanex Building Products Corp.	13,125	248,719
Quanta Services, Inc. *	36,171	1,127,450
Raven Industries, Inc.	5,600	209,720
Raytheon Co.	52,800	5,019,696
RBC Bearings, Inc. *	3,000	194,520
Regal-Beloit Corp.	6,500	481,585
Rexnord Corp. *	9,300	241,614
Rockwell Automation, Inc.	22,900	2,629,836
Rockwell Collins, Inc.	22,300	1,684,988
Roper Industries, Inc.	16,400	2,250,736
Rush Enterprises, Inc., Class A *	8,200	226,648
Sensata Technologies Holding N.V. *	23,900	894,816
Simpson Manufacturing Co., Inc.	6,200	202,120
Snap-on, Inc.	9,200	921,380
SolarCity Corp. (c)*	7,100	526,039
Spirit AeroSystems Holdings, Inc., Class A *	18,600	630,726
SPX Corp.	7,110	707,943
Standex International Corp.	3,000	170,640
Stanley Black & Decker, Inc.	25,652	1,985,465
Sun Hydraulics Corp.	5,600	204,680
TAL International Group, Inc. *	6,000	258,180
Taser International, Inc. *	11,800	189,508
Tecumseh Products Co., Class A *	9,100	76,440
Teledyne Technologies, Inc. *	5,157	473,774
Tennant Co.	4,200	269,346
Terex Corp.	18,400	754,400
Textainer Group Holdings Ltd. (c)	5,200	188,708
Textron, Inc.	45,600	1,618,800
The Babcock & Wilcox Co.	17,400	596,472
The Boeing Co.	114,200	14,304,692
The Gorman-Rupp Co.	5,141	163,638
The Greenbrier Cos., Inc. *	5,800	212,802
The KEYW Holding Corp. *	14,200	227,200
The Manitowoc Co., Inc.	18,500	526,325
The Middleby Corp. *	3,100	764,398
The Timken Co.	13,100	737,923
The Toro Co.	8,200	519,552
Thermon Group Holdings, Inc. *	9,500	257,260
Titan International, Inc.	6,925	116,063
Titan Machinery, Inc. (c)*	3,600	58,680
TransDigm Group, Inc.	8,400	1,403,052
Trex Co., Inc. *	2,700	189,891
TriMas Corp. *	4,700	163,560
Trinity Industries, Inc.	14,150	823,954
Triumph Group, Inc.	8,100	554,202
Tutor Perini Corp. *	7,100	160,460
United Rentals, Inc. *	14,700	1,189,818
United Technologies Corp.	139,368	15,890,739
Universal Forest Products, Inc.	4,600	241,730
URS Corp.	10,700	537,140
USG Corp. *	12,500	382,500
Valmont Industries, Inc.	4,300	629,434
Vicor Corp. *	9,900	102,267
W.W. Grainger, Inc.	10,200	2,391,696
Wabash National Corp. *	11,200	153,552
WABCO Holdings, Inc. *	10,233	882,289
Wabtec Corp.	15,756	1,162,950
Watsco, Inc.	4,200	397,404
Watts Water Technologies, Inc., Class A	4,000	224,080
WESCO International, Inc. *	6,300	522,648
Woodward, Inc.	10,500	449,925
Xylem, Inc.	30,500	1,017,480

		278,308,714

Commercial & Professional Supplies 1.1%
ABM Industries, Inc.	7,200	191,952

4

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Acacia Research Corp.	6,200	85,684
ACCO Brands Corp. *	15,378	89,346
AMREP Corp. *	2,500	18,000
ARC Document Solutions, Inc. *	7,000	53,060
Casella Waste Systems, Inc., Class A *	13,300	68,229
CDI Corp.	5,500	94,160
Cenveo, Inc. *	7,300	24,236
Cintas Corp.	16,650	950,215
Clean Harbors, Inc. *	9,100	510,328
Compx International, Inc.	2,000	26,080
Consolidated Graphics, Inc. *	3,900	252,876
Copart, Inc. *	17,618	603,945
Covanta Holding Corp.	18,900	340,200
CRA International, Inc. *	4,200	79,212
Deluxe Corp.	7,600	368,980
Ennis, Inc.	6,500	94,055
Equifax, Inc.	19,795	1,386,838
Exponent, Inc.	3,300	238,326
FTI Consulting, Inc. *	5,700	211,299
G&K Services, Inc., Class A	4,100	229,149
GP Strategies Corp. *	1,500	41,625
Healthcare Services Group, Inc.	12,656	343,357
Heidrick & Struggles International, Inc.	5,000	83,400
Herman Miller, Inc.	8,700	243,861
HNI Corp.	6,400	219,584
Hudson Global, Inc. *	3,220	12,783
Huron Consulting Group, Inc. *	5,000	331,200
ICF International, Inc. *	2,800	94,248
IHS, Inc., Class A *	9,700	1,100,077
InnerWorkings, Inc. *	7,400	55,796
Insperity, Inc.	6,800	224,536
Interface, Inc.	8,400	175,980
Iron Mountain, Inc.	28,138	743,125
KAR Auction Services, Inc.	22,500	625,950
Kelly Services, Inc., Class A	5,700	136,686
Kforce, Inc.	7,105	128,814
Kimball International, Inc., Class B	9,100	135,317
Knoll, Inc.	7,000	116,200
Korn/Ferry International *	6,600	154,836
Manpowergroup, Inc.	12,591	980,839
Mastech Holdings, Inc.	675	9,437
McGrath RentCorp	4,600	168,452
Mine Safety Appliances Co.	4,700	236,786
Mistras Group, Inc. *	4,000	93,440
Mobile Mini, Inc. *	6,200	239,754
Multi-Color Corp.	4,625	166,315
Navigant Consulting, Inc. *	14,000	245,980
Nielsen Holdings N.V.	41,000	1,733,890
NL Industries, Inc.	7,800	86,112
On Assignment, Inc. *	6,500	192,920
Performant Financial Corp. *	7,700	65,681
Pitney Bowes, Inc.	35,500	893,890
Quad Graphics, Inc.	9,800	224,714
R.R. Donnelley & Sons Co.	30,200	557,794
Republic Services, Inc.	47,845	1,532,475
Resources Connection, Inc.	11,300	152,324
Robert Half International, Inc.	22,900	956,762
Rollins, Inc.	9,218	265,663
RPX Corp. *	10,300	167,066
Steelcase, Inc., Class A	11,500	169,855
Stericycle, Inc. *	14,200	1,662,252
Team, Inc. *	3,000	126,990
Tetra Tech, Inc. *	8,131	239,946
The ADT Corp.	33,866	1,017,335
The Advisory Board Co. *	6,800	430,508
The Brink’s Co.	7,100	224,644
The Corporate Executive Board Co.	5,500	402,050
The Dun & Bradstreet Corp.	5,840	642,400
The Standard Register Co. *	820	5,748
Towers Watson & Co., Class A	10,700	1,251,044
TRC Cos., Inc. *	3,350	22,746
TrueBlue, Inc. *	10,100	247,753
Tyco International Ltd.	76,833	3,110,968
UniFirst Corp.	2,100	222,180
United Stationers, Inc.	5,800	240,294
Verisk Analytics, Inc., Class A *	24,700	1,577,342
Viad Corp.	3,625	95,301
Virco Mfg. Corp. *	1,170	3,112
WageWorks, Inc. *	5,000	310,950
Waste Connections, Inc.	21,412	875,323
Waste Management, Inc.	72,100	3,012,338

		35,744,918

Consumer Durables & Apparel 1.6%
Arctic Cat, Inc.	2,400	101,616
Blyth, Inc. (c)	7,400	69,412
Brunswick Corp.	14,400	597,024
Callaway Golf Co.	12,800	104,576
Carter’s, Inc.	9,400	632,150
Cavco Industries, Inc. *	1,610	125,773
Coach, Inc.	46,308	2,217,690
Columbia Sportswear Co.	3,450	256,508
Crocs, Inc. *	15,000	230,250
CSS Industries, Inc.	4,800	128,640
D.R. Horton, Inc.	46,904	1,101,306
Deckers Outdoor Corp. *	5,200	405,340
Ethan Allen Interiors, Inc.	4,200	106,008
Fifth & Pacific Cos., Inc. *	20,600	591,220
Flexsteel Industries, Inc.	1,900	58,577
Foamex International, Inc. (b)(g)*	2,278	—
Fossil Group, Inc. *	7,662	856,841
G-III Apparel Group Ltd. *	2,800	195,916
Garmin Ltd.	19,800	891,990
Hanesbrands, Inc.	15,547	1,106,014
Harman International Industries, Inc.	11,200	1,158,416
Hasbro, Inc.	18,800	923,456
Helen of Troy Ltd. *	5,000	275,200
Hovnanian Enterprises, Inc., Class A *	20,000	120,600
Iconix Brand Group, Inc. *	9,600	357,120
iRobot Corp. *	7,300	257,982
JAKKS Pacific, Inc. (c)	7,500	43,200
Jarden Corp. *	19,738	1,193,162
KB Home	10,900	210,806
Kid Brands, Inc. *	3,000	2,880
La-Z-Boy, Inc.	7,500	201,900
LeapFrog Enterprises, Inc. *	9,000	64,080
Leggett & Platt, Inc.	23,300	699,466
Lennar Corp., Class A	27,590	1,108,014

 5

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lululemon Athletica, Inc. *	16,600	758,454
M.D.C. Holdings, Inc.	9,003	278,103
M/I Homes, Inc. *	3,000	73,770
Marine Products Corp.	405	3,244
Mattel, Inc.	55,000	2,081,200
Meritage Homes Corp. *	5,900	286,563
Michael Kors Holdings Ltd. *	29,200	2,333,956
Mohawk Industries, Inc. *	10,019	1,424,501
Movado Group, Inc.	5,800	218,950
NACCO Industries, Inc., Class A	1,900	112,176
Nautilus, Inc. *	9,825	83,709
Newell Rubbermaid, Inc.	47,900	1,480,110
NIKE, Inc., Class B	123,400	8,989,690
NVR, Inc. *	700	807,387
Oxford Industries, Inc.	2,500	188,675
Perry Ellis International, Inc. *	5,500	86,185
Polaris Industries, Inc.	10,600	1,327,120
PulteGroup, Inc.	56,976	1,157,752
PVH Corp.	13,111	1,584,727
Quiksilver, Inc. *	25,900	182,595
Ralph Lauren Corp.	9,800	1,537,522
Skechers U.S.A., Inc., Class A *	6,500	187,785
Skyline Corp. *	2,600	16,900
Smith & Wesson Holding Corp. (c)*	12,400	162,316
Standard Pacific Corp. *	28,500	250,800
Stanley Furniture Co., Inc. *	6,875	26,125
Steven Madden Ltd. *	9,112	296,960
Sturm, Ruger & Co., Inc. (c)	2,700	205,659
Superior Uniform Group, Inc.	1,600	24,960
Tandy Brands Accessories, Inc. *	1,000	140
Tempur Sealy International, Inc. *	10,300	507,687
The Jones Group, Inc.	12,156	179,301
The Ryland Group, Inc.	6,700	299,088
Toll Brothers, Inc. *	26,200	962,850
Tumi Holdings, Inc. *	9,200	184,276
Tupperware Brands Corp.	7,800	611,208
Under Armour, Inc., Class A *	12,600	1,362,186
Universal Electronics, Inc. *	5,200	185,848
Vera Bradley, Inc. *	11,000	264,220
VF Corp.	58,200	3,401,790
Whirlpool Corp.	12,949	1,726,102
Wolverine World Wide, Inc.	15,600	435,240

		52,680,963

Consumer Services 2.2%
Ambassadors Group, Inc.	3,400	16,898
American Public Education, Inc. *	5,600	237,048
Apollo Group, Inc., Class A *	16,450	531,171
Ascent Capital Group, Inc., Class A *	3,116	222,950
Bally Technologies, Inc. *	5,900	432,588
Biglari Holdings, Inc. *	279	121,912
BJ’s Restaurants, Inc. *	3,000	85,080
Bloomin’ Brands, Inc. *	10,300	236,591
Bob Evans Farms, Inc.	4,200	211,050
Boyd Gaming Corp. *	21,300	224,928
Bridgepoint Education, Inc. *	13,700	238,106
Brinker International, Inc.	9,850	476,346
Buffalo Wild Wings, Inc. *	3,000	425,580
Burger King Worldwide, Inc.	12,200	296,948
Career Education Corp. *	25,114	136,620
Carnival Corp.	72,300	2,833,437
CEC Entertainment, Inc.	2,925	157,833
Chipotle Mexican Grill, Inc. *	5,000	2,759,800
Choice Hotels International, Inc.	5,200	252,356
Churchill Downs, Inc.	2,900	258,419
Corinthian Colleges, Inc. (c)*	21,700	31,899
Cracker Barrel Old Country Store, Inc.	3,446	341,188
Darden Restaurants, Inc.	21,500	1,062,960
Denny’s Corp. *	21,100	144,746
DeVry Education Group, Inc.	9,400	339,716
DineEquity, Inc.	3,000	233,430
Domino’s Pizza, Inc.	9,200	649,612
Dover Downs Gaming & Entertainment, Inc. *	5,899	9,320
Dover Motorsports, Inc.	1,400	3,262
Dunkin’ Brands Group, Inc.	16,800	781,704
Education Management Corp. (c)*	19,600	135,828
Graham Holdings Co., Class B	700	438,242
Grand Canyon Education, Inc. *	8,500	372,470
H&R Block, Inc.	46,200	1,404,480
Hillenbrand, Inc.	8,800	238,216
Hyatt Hotels Corp., Class A *	9,600	458,784
International Game Technology	38,100	549,783
International Speedway Corp., Class A	6,445	216,359
Interval Leisure Group, Inc.	10,769	284,302
Isle of Capri Casinos, Inc. *	11,800	112,808
ITT Educational Services, Inc. *	5,600	164,640
Jack in the Box, Inc. *	7,000	353,990
K12, Inc. *	4,900	107,555
Krispy Kreme Doughnuts, Inc. *	14,100	243,225
Lakes Entertainment, Inc. *	6,800	31,144
Las Vegas Sands Corp.	64,000	4,897,280
Learning Tree International, Inc. *	1,400	4,690
Life Time Fitness, Inc. *	5,500	226,380
LifeLock, Inc. *	11,000	224,510
Luby’s, Inc. *	6,900	45,057
Marriott International, Inc., Class A	36,708	1,809,704
Marriott Vacations Worldwide Corp. *	4,080	195,350
Matthews International Corp., Class A	5,300	225,356
McDonald’s Corp.	164,309	15,472,979
MGM Resorts International *	58,100	1,415,316
Monarch Casino & Resort, Inc. *	8,000	154,160
MTR Gaming Group, Inc. *	5,800	29,870
Multimedia Games Holding Co., Inc. *	5,500	174,680
Norwegian Cruise Line Holdings Ltd *	11,600	406,232
Orient-Express Hotels Ltd., Class A *	12,600	178,416
Panera Bread Co., Class A *	4,200	710,094
Papa John’s International, Inc.	6,800	327,284
Penn National Gaming, Inc. *	17,000	199,410
Pinnacle Entertainment, Inc. *	9,800	214,130
Popeyes Louisiana Kitchen, Inc. *	6,600	265,650
Regis Corp.	6,900	85,077
Royal Caribbean Cruises Ltd.	27,500	1,364,000
Ruby Tuesday, Inc. *	13,200	73,920

6

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Scientific Games Corp., Class A *	22,200	312,576
SeaWorld Entertainment, Inc.	7,300	236,666
Service Corp. International	35,000	619,500
Six Flags Entertainment Corp.	15,600	559,884
Sonic Corp. *	12,868	228,922
Sotheby’s	11,338	543,317
Speedway Motorsports, Inc.	6,700	128,372
Starbucks Corp.	124,400	8,847,328
Starwood Hotels & Resorts Worldwide, Inc.	31,230	2,333,193
Steiner Leisure Ltd. *	3,000	147,030
Strayer Education, Inc. *	4,300	150,328
Texas Roadhouse, Inc.	8,300	201,275
The Cheesecake Factory, Inc.	7,087	315,655
The Wendy’s Co.	50,775	460,529
Vail Resorts, Inc.	5,300	361,195
Weight Watchers International, Inc. (c)	6,500	175,695
Wyndham Worldwide Corp.	20,944	1,485,767
Wynn Resorts Ltd.	13,300	2,891,686
Yum! Brands, Inc.	73,500	4,935,525

		72,499,312

Diversified Financials 7.0%
Affiliated Managers Group, Inc. *	8,700	1,733,388
American Express Co.	152,150	12,935,793
Ameriprise Financial, Inc.	32,130	3,394,213
Artisan Partners Asset Management, Inc.	2,900	183,918
ASTA Funding, Inc. *	6,000	49,200
Atlanticus Holdings Corp. *	4,629	13,656
Bank of America Corp.	1,761,256	29,501,038
Berkshire Hathaway, Inc., Class B *	297,274	33,175,778
BGC Partners, Inc., Class A	28,300	181,969
BlackRock, Inc.	21,000	6,309,870
Calamos Asset Management, Inc., Class A	5,000	57,350
Capital One Financial Corp.	94,510	6,673,351
Cash America International, Inc.	6,900	253,437
CBOE Holdings, Inc.	14,200	738,684
Citigroup, Inc.	500,828	23,754,272
CME Group, Inc.	52,050	3,891,258
Cohen & Steers, Inc. (c)	5,400	194,778
Cowen Group, Inc., Class A *	11,889	48,507
Credit Acceptance Corp. *	2,100	292,278
DFC Global Corp. *	9,750	73,320
Discover Financial Services	78,250	4,198,112
E*TRADE Financial Corp. *	46,333	927,587
Eaton Vance Corp.	18,700	711,909
Encore Capital Group, Inc. *	5,600	266,504
Evercore Partners, Inc., Class A	6,500	362,960
Ezcorp, Inc., Class A *	8,500	93,330
FBR & Co. *	1,000	24,260
Federated Investors, Inc., Class B	14,650	393,939
Financial Engines, Inc.	7,800	475,176
First Cash Financial Services, Inc. *	3,800	186,732
Franklin Resources, Inc.	66,400	3,453,464
GAMCO Investors, Inc., Class A	3,400	274,686
GFI Group, Inc.	18,700	71,060
Greenhill & Co., Inc.	4,500	233,775
HFF, Inc., Class A	9,800	289,884
ICG Group, Inc. *	8,050	152,870
ING US, Inc.	17,700	597,729
Interactive Brokers Group, Inc., Class A	7,600	161,120
IntercontinentalExchange Group, Inc.	18,986	3,964,087
INTL FCStone, Inc. *	4,437	78,269
Invesco Ltd.	73,200	2,433,900
Investment Technology Group, Inc. *	8,050	132,825
Janus Capital Group, Inc.	26,200	287,938
JPMorgan Chase & Co.	620,744	34,364,388
KCG Holdings, Inc., Class A *	15,533	171,795
Legg Mason, Inc.	17,550	743,243
Leucadia National Corp.	51,750	1,414,327
LPL Financial Holdings, Inc.	12,800	685,184
MarketAxess Holdings, Inc.	5,300	332,522
MicroFinancial, Inc.	1,900	14,611
Moody’s Corp.	31,300	2,334,354
Morgan Stanley	228,800	6,751,888
MSCI, Inc. *	20,000	854,400
Nelnet, Inc., Class A	6,400	238,400
NewStar Financial, Inc. *	13,500	212,355
Northern Trust Corp.	37,100	2,234,162
PHH Corp. *	7,186	174,404
PICO Holdings, Inc. *	3,700	87,209
Piper Jaffray Cos. *	3,950	155,156
Portfolio Recovery Associates, Inc. *	7,200	361,584
Raymond James Financial, Inc.	21,050	1,071,655
Resource America, Inc., Class A	4,000	35,120
SEI Investments Co.	22,800	776,568
SLM Corp.	72,000	1,638,720
State Street Corp.	72,483	4,852,737
Stifel Financial Corp. *	8,685	392,128
SWS Group, Inc. *	8,211	63,060
T. Rowe Price Group, Inc.	43,100	3,380,764
TD Ameritrade Holding Corp.	39,100	1,221,875
The Bank of New York Mellon Corp.	189,634	6,060,703
The Charles Schwab Corp. (a)	191,626	4,756,157
The First Marblehead Corp. *	750	4,470
The Goldman Sachs Group, Inc.	69,600	11,422,752
The McGraw Hill Financial, Inc.	44,900	3,414,196
The NASDAQ OMX Group, Inc.	19,100	728,665
Virtus Investment Partners, Inc. *	875	159,478
Waddell & Reed Financial, Inc., Class A	14,750	956,095
Walter Investment Management Corp. *	5,325	164,223
Westwood Holdings Group, Inc.	1,785	102,048
WisdomTree Investments, Inc. *	20,500	289,460
World Acceptance Corp. *	3,000	287,070

		236,136,100

Energy 8.9%
Abraxas Petroleum Corp. *	36,200	114,754
Adams Resources & Energy, Inc.	2,300	152,996
Alon USA Energy, Inc.	8,700	136,677

 7

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Alpha Natural Resources, Inc. *	29,330	166,594
Anadarko Petroleum Corp.	83,060	6,702,111
Antero Resources Corp. *	5,900	346,566
Apache Corp.	65,372	5,246,757
Apco Oil & Gas International, Inc. *	6,500	91,585
Approach Resources, Inc. *	4,000	80,360
Arch Coal, Inc. (c)	26,500	112,360
Atwood Oceanics, Inc. *	9,500	450,300
Baker Hughes, Inc.	73,150	4,143,217
Basic Energy Services, Inc. *	8,500	145,605
Bill Barrett Corp. *	6,700	187,667
Bonanza Creek Energy, Inc. *	6,200	252,402
Bristow Group, Inc.	6,000	430,740
C&J Energy Services, Inc. *	10,200	238,476
Cabot Oil & Gas Corp.	68,700	2,746,626
Cal Dive International, Inc. (c)*	25,200	41,328
Callon Petroleum Co. *	18,200	122,850
Cameron International Corp. *	39,247	2,353,643
CARBO Ceramics, Inc.	3,300	379,896
Carrizo Oil & Gas, Inc. *	6,800	279,480
Cheniere Energy, Inc. *	38,600	1,696,084
Chesapeake Energy Corp.	83,500	2,246,985
Chevron Corp.	317,539	35,446,879
Cimarex Energy Co.	14,208	1,392,100
Clayton Williams Energy, Inc. *	2,500	172,550
Clean Energy Fuels Corp. (c)*	17,300	206,389
Cloud Peak Energy, Inc. *	8,700	162,951
Cobalt International Energy, Inc. *	46,700	764,479
Comstock Resources, Inc.	6,400	109,760
Concho Resources, Inc. *	17,300	1,691,767
ConocoPhillips	202,323	13,140,879
CONSOL Energy, Inc.	38,000	1,419,300
Contango Oil & Gas Co. *	2,000	83,920
Continental Resources, Inc. *	8,500	936,700
Core Laboratories N.V.	7,500	1,341,900
Crosstex Energy, Inc.	6,200	232,500
CVR Energy, Inc.	5,100	189,159
Delek US Holdings, Inc.	6,300	190,890
Denbury Resources, Inc. *	57,225	919,606
Devon Energy Corp.	63,060	3,734,413
Diamond Offshore Drilling, Inc.	11,400	553,356
Diamondback Energy, Inc. *	5,600	291,088
Dresser-Rand Group, Inc. *	12,600	718,200
Dril-Quip, Inc. *	6,700	673,752
Energen Corp.	11,700	827,424
Energy XXI (Bermuda) Ltd.	12,200	279,990
ENGlobal Corp. *	4,000	6,080
Ensco plc, Class A	38,600	1,944,282
EOG Resources, Inc.	45,100	7,452,324
EPL Oil & Gas, Inc. *	4,900	131,663
EQT Corp.	24,400	2,264,564
Era Group, Inc. *	2,850	83,476
EXCO Resources, Inc. (c)	22,000	112,860
Exterran Holdings, Inc. *	10,720	372,413
Exxon Mobil Corp.	721,334	66,478,141
FMC Technologies, Inc. *	39,064	1,931,324
Forest Oil Corp. *	12,450	37,973
Forum Energy Technologies, Inc. *	6,800	170,816
Geospace Technologies Corp. *	1,800	143,136
Goodrich Petroleum Corp. *	9,800	168,756
Gulf Island Fabrication, Inc.	4,100	83,066
GulfMark Offshore, Inc., Class A	4,100	174,496
Gulfport Energy Corp. *	13,400	816,730
Halcon Resources Corp. (c)*	43,500	146,595
Halliburton Co.	140,100	6,866,301
Harvest Natural Resources, Inc. *	9,300	40,827
Helix Energy Solutions Group, Inc. *	14,064	286,765
Helmerich & Payne, Inc.	17,500	1,540,700
Hercules Offshore, Inc. *	22,900	114,042
Hess Corp.	47,300	3,570,677
HollyFrontier Corp.	32,854	1,521,140
Hornbeck Offshore Services, Inc. *	5,000	213,550
Houston American Energy Corp. *	4,000	1,484
ION Geophysical Corp. *	13,900	42,117
James River Coal Co. (c)*	15,700	17,270
Key Energy Services, Inc. *	22,300	162,567
Kinder Morgan, Inc.	111,215	3,782,422
KiOR, Inc., Class A (c)*	15,300	18,207
Kodiak Oil & Gas Corp. *	43,900	465,779
Kosmos Energy Ltd. *	16,200	167,508
Laredo Petroleum, Inc. *	11,100	274,614
Magnum Hunter Resources Corp. *	22,939	191,541
Marathon Oil Corp.	115,508	3,787,507
Marathon Petroleum Corp.	50,204	4,370,258
Matador Resources Co. *	12,100	235,224
Matrix Service Co. *	8,000	210,240
McDermott International, Inc. *	39,100	326,094
Midstates Petroleum Co., Inc. (c)*	14,400	67,248
Murphy Oil Corp.	29,000	1,641,690
Nabors Industries Ltd.	47,134	805,049
National Oilwell Varco, Inc.	70,722	5,304,857
Natural Gas Services Group, Inc. *	7,500	216,750
Newfield Exploration Co. *	23,600	584,572
Newpark Resources, Inc. *	11,500	130,640
Noble Corp. plc	40,900	1,269,127
Noble Energy, Inc.	59,336	3,698,413
Northern Oil & Gas, Inc. *	8,200	119,228
Oasis Petroleum, Inc. *	15,800	660,598
Occidental Petroleum Corp.	133,120	11,657,318
Oceaneering International, Inc.	17,700	1,206,255
Oil States International, Inc. *	8,600	807,970
Panhandle Oil & Gas, Inc., Class A	3,100	119,846
Parker Drilling Co. *	18,300	136,152
Patterson-UTI Energy, Inc.	21,500	552,335
PBF Energy, Inc., Class A (c)	8,800	228,184
PDC Energy, Inc. *	5,800	289,188
Peabody Energy Corp.	46,800	797,940
Penn Virginia Corp. *	12,200	146,278
PetroQuest Energy, Inc. *	13,200	50,952
PHI, Inc. - Non Voting Shares *	4,000	147,320
Phillips 66	98,961	7,233,059
Pioneer Energy Services Corp. *	13,100	109,778
Pioneer Natural Resources Co.	23,533	3,984,608
QEP Resources, Inc.	30,600	945,234
Quicksilver Resources, Inc. (c)*	36,100	112,271
Range Resources Corp.	26,600	2,292,654
Rentech, Inc. *	37,400	66,946
Resolute Energy Corp. *	11,900	95,081
REX American Resources Corp. *	4,875	199,680
Rex Energy Corp. *	8,000	150,720
Rosetta Resources, Inc. *	9,700	413,317
Rowan Cos. plc, Class A *	20,500	643,085

8

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
RPC, Inc.	16,118	274,490
Sanchez Energy Corp. *	8,700	239,163
SandRidge Energy, Inc. (c)*	49,331	303,386
Schlumberger Ltd.	217,460	19,042,972
SEACOR Holdings, Inc. *	2,850	239,913
SemGroup Corp., Class A	7,000	432,320
SM Energy Co.	11,200	926,912
Solazyme, Inc. (c)*	12,100	156,937
Southwestern Energy Co. *	58,000	2,360,020
Spectra Energy Corp.	110,678	3,978,874
Stone Energy Corp. *	7,383	228,504
Superior Energy Services, Inc.	26,099	616,980
Swift Energy Co. (c)*	5,500	68,090
Targa Resources Corp.	4,800	433,392
Teekay Corp.	6,000	325,020
Tesco Corp. *	7,000	147,840
Tesoro Corp.	21,900	1,128,288
TETRA Technologies, Inc. *	12,100	124,872
The Williams Cos., Inc.	112,860	4,569,701
Tidewater, Inc.	7,700	399,245
Transocean Ltd.	55,200	2,389,056
Ultra Petroleum Corp. (c)*	25,300	605,935
Unit Corp. *	7,400	369,778
USEC, Inc. (c)*	2,744	12,458
VAALCO Energy, Inc. *	12,600	75,852
Valero Energy Corp.	88,280	4,511,108
W&T Offshore, Inc.	7,500	107,400
Warren Resources, Inc. *	22,100	74,477
Weatherford International Ltd. *	127,000	1,719,580
Western Refining, Inc.	7,700	301,147
Westmoreland Coal Co. *	9,600	208,416
Whiting Petroleum Corp. *	19,600	1,144,248
World Fuel Services Corp.	11,900	508,368
WPX Energy, Inc. *	33,353	635,375

		300,616,000

Food & Staples Retailing 1.9%
Arden Group, Inc., Class A	600	75,720
Casey’s General Stores, Inc.	7,100	487,557
Costco Wholesale Corp.	72,100	8,101,156
CVS Caremark Corp.	196,590	13,313,075
Ingles Markets, Inc., Class A	3,900	106,002
PriceSmart, Inc.	2,300	209,070
Rite Aid Corp. *	140,600	780,330
Safeway, Inc.	40,800	1,274,592
Spartan Stores, Inc.	12,540	283,278
Sprouts Farmers Market, Inc. *	6,600	235,884
SUPERVALU, Inc. *	39,532	228,495
Susser Holdings Corp. *	2,500	152,450
Sysco Corp.	96,036	3,368,943
The Andersons, Inc.	2,400	198,576
The Fresh Market, Inc. *	5,800	202,768
The Kroger Co.	85,900	3,100,990
The Pantry, Inc. *	6,000	87,660
United Natural Foods, Inc. *	8,800	594,616
Wal-Mart Stores, Inc.	267,200	19,954,496
Walgreen Co.	143,800	8,246,930
Weis Markets, Inc.	2,400	118,128
Whole Foods Market, Inc.	61,400	3,208,764

		64,329,480

Food, Beverage & Tobacco 4.4%
Alico, Inc.	2,000	73,040
Alliance One International, Inc. *	24,600	63,222
Altria Group, Inc.	330,300	11,633,166
Annie’s, Inc. *	1,800	72,216
Archer-Daniels-Midland Co.	108,658	4,289,818
B&G Foods, Inc.	7,400	242,498
Beam, Inc.	26,900	2,240,770
Boulder Brands, Inc. *	9,100	130,494
Brown-Forman Corp., Class B	26,735	2,058,595
Bunge Ltd.	24,400	1,848,544
Campbell Soup Co.	29,100	1,199,211
Chiquita Brands International, Inc. *	13,900	147,062
Coca-Cola Bottling Co. Consolidated	1,300	88,764
Coca-Cola Enterprises, Inc.	41,600	1,800,864
ConAgra Foods, Inc.	69,693	2,215,540
Constellation Brands, Inc., Class A *	27,500	2,108,425
Darling International, Inc. *	25,900	506,604
Dean Foods Co. *	13,556	214,185
Diamond Foods, Inc. *	5,200	137,072
Dr Pepper Snapple Group, Inc.	34,000	1,627,920
Farmer Bros. Co. *	4,500	97,335
Flowers Foods, Inc.	26,605	557,375
Fresh Del Monte Produce, Inc.	7,900	209,034
General Mills, Inc.	104,700	5,027,694
Green Mountain Coffee Roasters, Inc.	21,650	1,753,650
Griffin Land & Nurseries, Inc.	300	9,180
Hillshire Brands Co.	20,100	715,962
Hormel Foods Corp.	21,400	972,416
Ingredion, Inc.	11,800	735,140
J&J Snack Foods Corp.	2,093	184,393
John B. Sanfilippo & Son, Inc.	5,000	115,750
Kellogg Co.	41,800	2,423,564
Kraft Foods Group, Inc.	98,404	5,151,449
Lancaster Colony Corp.	3,400	295,528
Limoneira Co.	2,900	60,233
Lorillard, Inc.	60,944	2,999,664
McCormick & Co., Inc. - Non Voting Shares	21,400	1,373,452
Mead Johnson Nutrition Co.	32,900	2,529,681
Molson Coors Brewing Co., Class B	25,100	1,321,264
Mondelez International, Inc., Class A	289,613	9,484,826
Monster Beverage Corp. *	21,600	1,466,640
National Beverage Corp. *	6,400	132,672
PepsiCo, Inc.	253,258	20,351,813
Philip Morris International, Inc.	264,600	20,675,844
Pilgrim’s Pride Corp. *	12,466	208,556
Pinnacle Foods, Inc.	8,900	240,300
Post Holdings, Inc. *	4,650	248,914
Primo Water Corp. *	1,000	2,840
Reynolds American, Inc.	50,828	2,465,158
Rocky Mountain Chocolate Factory, Inc.	3,427	39,822
Sanderson Farms, Inc.	2,850	211,898
Seaboard Corp. *	100	255,000

 9

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Snyders-Lance, Inc.	8,900	237,719
The Boston Beer Co., Inc., Class A *	1,200	249,972
The Coca-Cola Co.	627,100	23,716,922
The Hain Celestial Group, Inc. *	7,806	717,293
The Hershey Co.	24,300	2,415,420
The JM Smucker Co.	16,846	1,623,786
Tootsie Roll Industries, Inc.	7,370	223,606
TreeHouse Foods, Inc. *	6,022	396,488
Tyson Foods, Inc., Class A	47,140	1,763,036
Universal Corp.	4,800	246,336
Vector Group Ltd.	14,395	257,095
WhiteWave Foods Co., Class A *	27,325	661,538

		147,524,268

Health Care Equipment & Services 4.5%
Abaxis, Inc. *	5,600	213,752
Abbott Laboratories	255,305	9,359,481
ABIOMED, Inc. *	7,800	214,422
Acadia Healthcare Co., Inc. *	7,000	357,280
Accretive Health, Inc. *	17,700	163,017
Accuray, Inc. *	21,200	225,780
Aetna, Inc.	60,645	4,143,873
Air Methods Corp. *	4,500	231,435
Alere, Inc. *	12,441	471,514
Align Technology, Inc. *	11,700	695,214
Alliance HealthCare Services, Inc. *	360	10,332
Allscripts Healthcare Solutions, Inc. *	31,560	522,634
Amedisys, Inc. *	10,834	163,485
AmerisourceBergen Corp.	37,296	2,507,037
AMN Healthcare Services, Inc. *	17,210	260,043
AmSurg Corp. *	4,300	179,525
Analogic Corp.	2,700	258,255
Antares Pharma, Inc. *	28,100	134,318
ArthroCare Corp. *	5,900	267,742
athenahealth, Inc. *	6,000	884,400
Baxter International, Inc.	89,618	6,120,909
Becton, Dickinson & Co.	32,100	3,470,652
Bio-Reference Laboratories, Inc. (c)*	7,200	193,608
BioScrip, Inc. *	8,372	71,246
Boston Scientific Corp. *	220,468	2,982,932
Brookdale Senior Living, Inc. *	14,300	392,678
C.R. Bard, Inc.	12,600	1,632,834
Cantel Medical Corp.	8,034	254,678
Cardinal Health, Inc.	56,360	3,833,607
CareFusion Corp. *	34,880	1,422,058
Centene Corp. *	9,000	545,400
Cerner Corp. *	47,700	2,713,653
Chemed Corp. (c)	3,900	307,788
Chindex International, Inc. *	6,100	100,406
Cigna Corp.	45,300	3,909,843
Community Health Systems, Inc. *	16,096	666,548
Computer Programs & Systems, Inc.	3,600	240,552
CONMED Corp.	7,300	306,235
CorVel Corp. *	5,700	269,952
Covidien plc	76,000	5,186,240
Cross Country Healthcare, Inc. *	12,500	135,000
CryoLife, Inc.	9,050	97,650
Cyberonics, Inc. *	4,200	280,560
DaVita HealthCare Partners, Inc. *	29,200	1,895,956
DENTSPLY International, Inc.	24,300	1,121,202
DexCom, Inc. *	8,600	347,956
Edwards Lifesciences Corp. *	18,100	1,178,672
Emeritus Corp. *	9,500	209,475
Endologix, Inc. *	13,700	219,200
ExamWorks Group, Inc. *	6,200	190,898
Express Scripts Holding Co. *	133,063	9,938,475
Five Star Quality Care, Inc. *	14,335	77,839
Gentiva Health Services, Inc. *	9,150	103,944
Globus Medical, Inc., Class A *	13,900	325,260
Greatbatch, Inc. *	6,700	284,817
Haemonetics Corp. *	7,400	280,386
Hanger, Inc. *	5,400	182,574
HCA Holdings, Inc. *	49,500	2,488,365
Health Net, Inc. *	11,100	365,079
HealthSouth Corp.	13,500	420,120
HealthStream, Inc. *	6,800	197,336
Healthways, Inc. *	8,100	124,011
HeartWare International, Inc. *	2,100	208,341
Henry Schein, Inc. *	14,500	1,665,905
Hill-Rom Holdings, Inc.	10,200	369,954
HMS Holdings Corp. *	12,200	280,966
Hologic, Inc. *	43,612	931,552
Humana, Inc.	25,700	2,500,610
ICU Medical, Inc. *	3,350	216,109
IDEXX Laboratories, Inc. *	8,600	982,636
Insulet Corp. *	6,800	292,400
Integra LifeSciences Holdings Corp. *	5,300	246,238
Intuitive Surgical, Inc. *	6,150	2,506,617
Invacare Corp.	6,000	121,080
IPC The Hospitalist Co., Inc. *	4,000	213,520
Kindred Healthcare, Inc.	9,208	174,400
Laboratory Corp. of America Holdings *	14,700	1,320,501
Landauer, Inc.	2,100	96,957
LCA-Vision, Inc. *	2,500	10,550
LeMaitre Vascular, Inc.	6,800	54,196
Lifepoint Hospitals, Inc. *	6,707	355,538
Magellan Health Services, Inc. *	3,907	233,756
Masimo Corp. *	8,500	248,625
McKesson Corp.	37,900	6,610,139
MedAssets, Inc. *	10,200	224,808
Medical Action Industries, Inc. *	6,250	46,375
Medidata Solutions, Inc. *	6,800	429,080
MEDNAX, Inc. *	16,600	923,624
Medtronic, Inc.	164,874	9,325,273
Meridian Bioscience, Inc.	10,050	228,939
Merit Medical Systems, Inc. *	10,277	147,681
Molina Healthcare, Inc. *	6,550	235,800
MWI Veterinary Supply, Inc. *	1,700	316,642
National Healthcare Corp.	4,100	213,200
Natus Medical, Inc. *	7,600	196,764
Neogen Corp. *	4,657	195,687
NuVasive, Inc. *	10,000	374,400
NxStage Medical, Inc. *	18,700	242,165
Omnicare, Inc.	16,100	1,005,606
Omnicell, Inc. *	7,400	191,068
OraSure Technologies, Inc. *	12,200	71,614

10

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Orthofix International N.V. *	2,800	57,540
Owens & Minor, Inc.	9,100	315,224
Patterson Cos., Inc.	13,100	523,476
PDI, Inc. *	2,900	16,791
PharMerica Corp. *	10,813	263,188
Quality Systems, Inc.	10,500	193,305
Quest Diagnostics, Inc.	25,720	1,350,300
Quidel Corp. *	5,200	153,712
ResMed, Inc. (c)	24,200	1,055,362
RTI Surgical, Inc. *	18,100	56,110
Select Medical Holdings Corp.	22,600	244,080
Sirona Dental Systems, Inc. *	9,200	661,848
Spectranetics Corp. *	6,700	174,334
St. Jude Medical, Inc.	48,200	2,927,186
STERIS Corp.	8,200	376,298
Stryker Corp.	48,700	3,779,120
SurModics, Inc. *	4,200	102,396
Symmetry Medical, Inc. *	8,200	79,704
Team Health Holdings, Inc. *	10,500	453,180
Teleflex, Inc.	6,600	618,024
Tenet Healthcare Corp. *	15,512	713,707
The Cooper Cos., Inc.	7,881	979,451
The Ensign Group, Inc.	5,300	222,176
The Providence Service Corp. *	4,800	126,672
Thoratec Corp. *	8,636	301,742
Triple-S Management Corp., Class B *	5,300	94,552
U.S. Physical Therapy, Inc.	3,500	110,285
Unilife Corp. (c)*	29,100	135,897
UnitedHealth Group, Inc.	166,280	12,018,718
Universal American Corp.	20,600	145,230
Universal Health Services, Inc., Class B	14,400	1,181,088
Utah Medical Products, Inc.	2,500	133,000
Varian Medical Systems, Inc. *	17,100	1,390,401
VCA Antech, Inc. *	12,400	396,056
Vocera Communications, Inc. *	3,700	64,639
Volcano Corp. *	12,200	256,078
WellCare Health Plans, Inc. *	6,200	403,682
WellPoint, Inc.	48,323	4,155,778
West Pharmaceutical Services, Inc.	11,300	536,185
Wright Medical Group, Inc. *	8,600	261,526
Zimmer Holdings, Inc.	28,200	2,649,954

		150,037,444

Household & Personal Products 1.8%
Avon Products, Inc.	70,000	1,042,300
Central Garden & Pet Co., Class A *	8,600	53,664
Church & Dwight Co., Inc.	22,400	1,446,592
Colgate-Palmolive Co.	145,100	8,884,473
Coty, Inc., Class A	15,600	210,444
Elizabeth Arden, Inc. *	3,500	94,920
Energizer Holdings, Inc.	9,333	881,969
Harbinger Group, Inc. *	19,100	226,908
Herbalife Ltd. (c)	15,600	1,004,172
Inter Parfums, Inc.	5,613	182,647
Kimberly-Clark Corp.	62,339	6,818,016
Medifast, Inc. *	3,500	92,855
Nu Skin Enterprises, Inc., Class A	9,600	817,440
Nutraceutical International Corp. *	5,000	125,200
Oil-Dri Corp. of America	1,600	54,960
Orchids Paper Products Co.	2,500	77,875
Prestige Brands Holdings, Inc. *	8,500	257,210
Revlon, Inc., Class A *	5,400	126,792
Spectrum Brands Holdings, Inc.	3,500	263,375
The Clorox Co.	20,500	1,809,535
The Estee Lauder Cos., Inc., Class A	40,300	2,770,222
The Female Health Co.	7,500	56,550
The Procter & Gamble Co.	448,815	34,388,205
WD-40 Co.	1,600	109,968

		61,796,292

Insurance 3.1%
ACE Ltd.	56,200	5,272,122
Aflac, Inc.	77,000	4,834,060
Alleghany Corp. *	2,740	1,020,184
Allied World Assurance Co. Holdings AG	4,900	504,308
American Equity Investment Life Holding Co.	12,600	276,570
American Financial Group, Inc.	10,750	590,390
American International Group, Inc.	243,096	11,658,884
American National Insurance Co.	2,300	239,200
AMERISAFE, Inc.	4,000	165,480
AmTrust Financial Services, Inc. (c)	7,314	236,096
Aon plc	49,696	3,998,540
Arch Capital Group Ltd. *	20,700	1,113,867
Argo Group International Holdings Ltd.	5,011	225,445
Arthur J. Gallagher & Co.	21,600	998,568
Aspen Insurance Holdings Ltd.	10,400	404,560
Assurant, Inc.	11,500	751,525
Assured Guaranty Ltd.	31,900	674,685
Axis Capital Holdings Ltd.	17,600	792,352
Baldwin & Lyons, Inc., Class B	1,950	48,672
Brown & Brown, Inc.	19,300	607,757
Cincinnati Financial Corp.	24,350	1,179,757
Citizens, Inc. *	16,000	111,200
CNA Financial Corp.	6,900	271,032
CNO Financial Group, Inc.	30,900	523,446
Crawford & Co., Class B	5,800	46,922
EMC Insurance Group, Inc.	1,200	32,976
Employers Holdings, Inc.	7,500	184,275
Endurance Specialty Holdings Ltd.	6,200	324,818
Enstar Group Ltd. *	1,300	161,148
Erie Indemnity Co., Class A	3,600	252,612
Everest Re Group Ltd.	7,700	1,114,652
FBL Financial Group, Inc., Class A	5,190	200,490
Federated National Holding Co.	1,500	19,845
Fidelity National Financial, Inc., Class A	44,553	1,405,202
First American Financial Corp.	16,800	435,456
Genworth Financial, Inc., Class A *	78,000	1,150,500
Greenlight Capital Re Ltd., Class A *	7,400	237,762
Hartford Financial Services Group, Inc.	73,800	2,453,850
HCC Insurance Holdings, Inc.	16,550	710,160
Hilltop Holdings, Inc. *	12,926	307,510
Horace Mann Educators Corp.	8,300	231,570

 11

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Independence Holding Co.	2,970	38,105
Infinity Property & Casualty Corp.	2,500	176,500
Kemper Corp.	7,700	282,975
Lincoln National Corp.	42,426	2,037,721
Loews Corp.	50,545	2,253,802
Maiden Holdings Ltd.	18,900	207,522
Markel Corp. *	2,250	1,213,065
Marsh & McLennan Cos., Inc.	90,600	4,141,326
MBIA, Inc. *	25,250	276,235
Mercury General Corp.	5,400	247,482
MetLife, Inc.	185,100	9,079,155
Montpelier Re Holdings Ltd.	8,100	225,747
National Western Life Insurance Co., Class A	1,100	239,965
Old Republic International Corp.	34,422	537,672
OneBeacon Insurance Group Ltd., Class A	14,800	208,088
PartnerRe Ltd.	8,900	873,713
Platinum Underwriters Holdings Ltd.	4,500	255,780
Primerica, Inc.	7,500	315,975
Principal Financial Group, Inc.	45,200	1,969,364
ProAssurance Corp.	8,540	396,768
Protective Life Corp.	13,200	646,932
Prudential Financial, Inc.	76,500	6,455,835
Reinsurance Group of America, Inc.	10,900	813,903
RenaissanceRe Holdings Ltd.	7,200	653,112
RLI Corp.	5,600	233,296
Safety Insurance Group, Inc.	3,400	183,872
Selective Insurance Group, Inc.	7,800	183,456
StanCorp Financial Group, Inc.	6,300	404,775
State Auto Financial Corp.	5,500	105,490
Stewart Information Services Corp.	3,600	117,036
Symetra Financial Corp.	11,500	220,225
The Allstate Corp.	75,074	3,843,789
The Chubb Corp.	41,494	3,507,903
The Hanover Insurance Group, Inc.	6,900	383,157
The Navigators Group, Inc. *	4,200	250,446
The Phoenix Cos., Inc. *	475	22,372
The Progressive Corp.	91,300	2,121,812
The Travelers Cos., Inc.	60,150	4,888,992
Torchmark Corp.	14,800	1,112,220
Tower Group International Ltd.	11,444	28,610
United Fire Group, Inc.	5,000	125,500
Unum Group	43,114	1,388,271
Validus Holdings Ltd.	16,857	605,503
W. R. Berkley Corp.	18,050	699,618
White Mountains Insurance Group Ltd.	900	508,230
Willis Group Holdings plc	29,000	1,248,740
XL Group plc	46,000	1,322,040

		102,820,543

Materials 3.7%
A. Schulman, Inc.	5,300	180,041
A.M. Castle & Co. *	5,800	79,576
AEP Industries, Inc. *	1,900	83,676
Air Products & Chemicals, Inc.	34,900	3,669,386
Airgas, Inc.	11,000	1,135,640
AK Steel Holding Corp. (c)*	32,127	227,138
Albemarle Corp.	13,300	853,594
Alcoa, Inc.	176,664	2,033,403
Allegheny Technologies, Inc.	15,892	499,644
Allied Nevada Gold Corp. (c)*	29,700	145,827
AMCOL International Corp.	6,100	207,827
American Vanguard Corp.	3,000	69,720
AptarGroup, Inc.	10,900	695,420
Ashland, Inc.	11,923	1,106,574
Avery Dennison Corp.	16,000	788,320
Axiall Corp.	10,400	414,960
Balchem Corp.	4,200	228,984
Ball Corp.	23,900	1,223,441
Bemis Co., Inc.	16,700	643,117
Berry Plastics Group, Inc. *	12,200	272,060
Cabot Corp.	8,400	408,828
Calgon Carbon Corp. *	12,500	253,875
Carpenter Technology Corp.	8,300	482,313
Celanese Corp., Series A	26,500	1,341,960
Century Aluminum Co. *	20,800	242,736
CF Industries Holdings, Inc.	9,500	2,193,170
Chase Corp.	200	6,324
Chemtura Corp. *	14,000	351,120
Clearwater Paper Corp. *	5,472	311,630
Cliffs Natural Resources, Inc. (c)	21,100	407,652
Coeur Mining, Inc. *	22,400	227,360
Commercial Metals Co.	15,000	285,900
Compass Minerals International, Inc.	5,000	393,100
Crown Holdings, Inc. *	22,800	937,080
Cytec Industries, Inc.	6,600	593,802
Deltic Timber Corp.	1,500	96,465
Domtar Corp.	5,250	563,902
E.I. du Pont de Nemours & Co.	152,895	9,328,124
Eagle Materials, Inc.	8,043	633,386
Eastman Chemical Co.	25,380	1,978,625
Ecolab, Inc.	44,804	4,504,594
Ferro Corp. *	21,000	264,180
Flotek Industries, Inc. *	13,300	286,083
FMC Corp.	21,400	1,511,482
Freeport-McMoRan Copper & Gold, Inc.	171,384	5,554,555
FutureFuel Corp.	8,300	135,788
General Moly, Inc. *	15,700	20,253
Globe Specialty Metals, Inc.	15,900	277,932
Graphic Packaging Holding Co. *	31,900	303,050
Greif, Inc., Class A	4,300	217,709
H.B. Fuller Co.	9,000	419,220
Hawkins, Inc.	2,700	95,067
Haynes International, Inc.	2,500	127,850
Headwaters, Inc. *	12,000	133,440
Hecla Mining Co.	72,100	218,463
Horsehead Holding Corp. *	12,800	196,096
Huntsman Corp.	34,000	745,280
Innophos Holdings, Inc.	5,300	247,351
International Flavors & Fragrances, Inc.	13,500	1,170,180
International Paper Co.	73,204	3,494,759
Intrepid Potash, Inc. (c)*	11,800	173,460
Kaiser Aluminum Corp.	3,600	251,316
KapStone Paper & Packaging Corp. *	10,800	302,076
KMG Chemicals, Inc.	1,600	25,056

12

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Koppers Holdings, Inc.	4,800	189,600
Kraton Performance Polymers, Inc. *	3,500	87,535
Kronos Worldwide, Inc.	11,720	181,426
Landec Corp. *	9,100	97,825
Louisiana-Pacific Corp. *	20,200	354,106
LSB Industries, Inc. *	3,000	99,330
LyondellBasell Industries N.V., Class A	72,600	5,717,976
Martin Marietta Materials, Inc.	7,400	806,674
Materion Corp.	4,000	106,280
McEwen Mining, Inc. (c)*	31,130	80,938
MeadWestvaco Corp.	29,374	1,059,520
Minerals Technologies, Inc.	6,200	320,416
Molycorp, Inc. (c)*	51,800	251,230
Monsanto Co.	86,790	9,247,474
Myers Industries, Inc.	8,080	154,732
Neenah Paper, Inc.	4,231	183,795
NewMarket Corp.	1,900	636,234
Newmont Mining Corp.	81,451	1,759,342
Noranda Aluminum Holding Corp.	16,500	53,790
Nucor Corp.	51,700	2,499,695
Olin Corp.	10,320	265,327
Olympic Steel, Inc.	1,400	38,766
OM Group, Inc. *	7,600	245,784
Omnova Solutions, Inc. *	10,400	94,016
Owens-Illinois, Inc. *	26,300	842,652
P.H. Glatfelter Co.	7,000	216,930
Packaging Corp. of America	16,100	1,040,060
Penford Corp. *	6,200	76,756
PolyOne Corp.	14,810	526,644
PPG Industries, Inc.	23,500	4,285,460
Praxair, Inc.	48,600	6,061,392
Quaker Chemical Corp.	3,200	221,152
Reliance Steel & Aluminum Co.	13,300	930,335
Resolute Forest Products *	14,000	270,200
Rock-Tenn Co., Class A	11,313	1,148,043
Rockwood Holdings, Inc.	12,500	856,625
Royal Gold, Inc.	9,200	514,648
RPM International, Inc.	21,200	841,004
RTI International Metals, Inc. *	7,700	239,624
Schnitzer Steel Industries, Inc., Class A	3,450	91,149
Schweitzer-Mauduit International, Inc.	4,600	212,198
Sealed Air Corp.	32,000	998,080
Sensient Technologies Corp.	7,400	362,008
Sigma-Aldrich Corp.	19,800	1,840,806
Silgan Holdings, Inc.	6,900	316,227
Sonoco Products Co.	16,800	695,184
Steel Dynamics, Inc.	39,300	648,450
Stepan Co.	4,300	272,577
Stillwater Mining Co. *	14,733	184,752
SunCoke Energy, Inc. *	15,217	337,513
Texas Industries, Inc. *	4,000	300,880
The Dow Chemical Co.	200,266	9,114,106
The Mosaic Co.	56,300	2,514,358
The Scotts Miracle-Gro Co., Class A	7,300	433,547
The Sherwin-Williams Co.	14,100	2,583,966
The Valspar Corp.	13,300	934,724
Tredegar Corp.	5,100	126,429
Tronox Ltd., Class A	9,800	215,208
United States Steel Corp.	20,400	532,644
Universal Stainless & Alloy Products, Inc. *	1,800	57,132
US Silica Holdings, Inc.	10,600	313,972
Valhi, Inc.	13,600	192,440
Vulcan Materials Co.	21,492	1,326,701
W.R. Grace & Co. *	12,100	1,141,272
Walter Energy, Inc. (c)	15,800	179,488
Wausau Paper Corp.	8,700	118,842
Westlake Chemical Corp.	2,800	340,312
Worthington Industries, Inc.	7,200	291,888
Zep, Inc.	6,600	105,864

		125,656,993

Media 3.5%
AH Belo Corp., Class A	13,980	111,700
AMC Networks, Inc., Class A *	8,400	541,296
Cablevision Systems Corp., Class A	33,200	532,528
Carmike Cinemas, Inc. *	6,300	170,793
CBS Corp., Class B - Non Voting Shares	92,106	5,408,464
Central European Media Enterprises Ltd., Class A *	9,900	29,403
Charter Communications, Inc., Class A *	11,200	1,534,400
Cinemark Holdings, Inc.	14,500	424,995
Clear Channel Outdoor Holdings, Inc., Class A	20,700	195,615
Comcast Corp., Class A	430,304	23,430,053
Crown Media Holdings, Inc., Class A *	6,000	18,360
Cumulus Media, Inc., Class A *	25,351	169,598
Digital Generation, Inc. *	8,300	112,050
DIRECTV *	80,526	5,590,920
Discovery Communications, Inc., Class A *	38,461	3,068,419
DISH Network Corp., Class A *	33,100	1,866,178
DreamWorks Animation SKG, Inc., Class A *	10,200	344,148
Entercom Communications Corp., Class A *	11,000	103,730
Gannett Co., Inc.	39,000	1,073,670
Harte-Hanks, Inc.	17,200	117,820
John Wiley & Sons, Inc., Class A	6,300	341,082
Journal Communications, Inc., Class A *	16,900	134,693
Lamar Advertising Co., Class A *	9,200	447,672
Liberty Global plc, Class A *	60,875	4,865,739
Liberty Media Corp., Class A *	17,495	2,302,167
Live Nation Entertainment, Inc. *	19,957	424,485
Loral Space & Communications, Inc. *	2,800	208,180
Martha Stewart Living Omnimedia, Inc., Class A *	26,100	104,139
Media General, Inc. (c)*	6,800	121,244
Meredith Corp.	5,100	233,478
Morningstar, Inc.	3,200	247,040
National CineMedia, Inc.	13,200	246,576
News Corp., Class A *	76,187	1,215,945

 13

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nexstar Broadcasting Group, Inc., Class A	4,500	216,225
Omnicom Group, Inc.	41,100	2,983,038
Regal Entertainment Group, Class A	12,100	235,950
Salem Communications Corp., Class A	5,700	49,020
Scholastic Corp.	7,300	240,827
Scripps Networks Interactive, Class A	17,300	1,254,596
Sinclair Broadcast Group, Inc., Class A	11,000	345,620
Sirius XM Holdings, Inc. *	485,300	1,737,374
Starz, Class A *	16,195	453,136
The E.W. Scripps Co., Class A *	9,800	180,418
The Interpublic Group of Cos., Inc.	64,337	1,049,980
The Madison Square Garden Co., Class A *	10,175	590,455
The New York Times Co., Class A	17,300	244,622
The Walt Disney Co.	269,893	19,596,931
Time Warner Cable, Inc.	46,511	6,198,521
Time Warner, Inc.	149,350	9,383,660
Twenty-First Century Fox, Inc.	324,050	10,311,271
Viacom Inc., Class B	67,006	5,501,193
World Wrestling Entertainment, Inc., Class A	16,100	389,459

		116,698,876

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	262,705	12,932,967
ACADIA Pharmaceuticals, Inc. *	11,300	263,290
Acorda Therapeutics, Inc. *	8,400	246,540
Actavis plc *	28,768	5,436,577
Acura Pharmaceuticals, Inc. (c)*	20,900	35,530
Aegerion Pharmaceuticals, Inc. *	3,800	227,924
Affymetrix, Inc. *	25,500	239,445
Agilent Technologies, Inc.	54,717	3,181,794
Akorn, Inc. *	15,400	349,580
Albany Molecular Research, Inc. *	8,800	94,160
Alexion Pharmaceuticals, Inc. *	32,400	5,142,852
Alkermes plc *	22,600	1,100,168
Allergan, Inc.	49,068	5,623,193
Alnylam Pharmaceuticals, Inc. *	8,800	736,208
AMAG Pharmaceuticals, Inc. *	6,600	141,702
Amgen, Inc.	124,568	14,817,364
Amicus Therapeutics, Inc. *	13,800	37,674
Arena Pharmaceuticals, Inc. (c)*	32,100	203,514
ARIAD Pharmaceuticals, Inc. (c)*	54,700	404,233
ArQule, Inc. *	21,000	48,090
Array BioPharma, Inc. *	24,800	119,288
Auxilium Pharmaceuticals, Inc. *	12,500	319,750
AVANIR Pharmaceuticals, Inc., Class A *	28,700	107,625
AVEO Pharmaceuticals, Inc. *	15,100	24,915
Bio-Rad Laboratories, Inc., Class A *	3,000	381,360
BioCryst Pharmaceuticals, Inc. *	23,900	243,780
Biogen Idec, Inc. *	39,025	12,200,776
BioMarin Pharmaceutical, Inc. *	23,500	1,618,680
Biota Pharmaceuticals, Inc. *	1,716	8,597
Bristol-Myers Squibb Co.	271,850	13,584,344
Bruker Corp. *	18,000	366,300
Cambrex Corp. *	7,200	135,144
Celgene Corp. *	68,045	10,338,077
Celldex Therapeutics, Inc. *	15,200	391,856
Cepheid, Inc. *	11,200	592,032
Charles River Laboratories International, Inc. *	7,416	419,226
Clovis Oncology, Inc. *	4,900	318,647
Codexis, Inc. *	1,870	3,516
Covance, Inc. *	8,800	832,128
Cubist Pharmaceuticals, Inc. *	12,200	891,698
Dendreon Corp. (c)*	23,500	65,565
DepoMed, Inc. *	14,500	174,000
Durect Corp. *	14,500	30,305
Dyax Corp. *	31,000	261,020
Dynavax Technologies Corp. *	30,500	53,070
Eli Lilly & Co.	163,700	8,841,437
Emergent Biosolutions, Inc. *	10,400	248,872
Endo Health Solutions, Inc. *	18,200	1,199,016
Endocyte, Inc. (c)*	11,300	134,131
Enzo Biochem, Inc. *	9,281	26,080
Enzon Pharmaceuticals, Inc.	21,300	19,170
Exact Sciences Corp. *	16,300	211,900
Exelixis, Inc. (c)*	44,700	307,536
Fluidigm Corp. *	6,000	270,720
Forest Laboratories, Inc. *	38,400	2,545,920
Furiex Pharmaceuticals, Inc. *	3,400	157,624
Genomic Health, Inc. *	8,400	253,008
Geron Corp. *	46,200	231,924
Gilead Sciences, Inc. *	253,180	20,418,967
GTx, Inc. (c)*	15,900	28,779
Halozyme Therapeutics, Inc. *	28,000	438,480
Harvard Apparatus Regenerative Technology, Inc. *	4,825	19,734
Harvard Bioscience, Inc. *	19,300	85,306
Hi-Tech Pharmacal Co., Inc. *	3,000	129,780
Hospira, Inc. *	27,370	1,204,554
Idenix Pharmaceuticals, Inc. (c)*	51,300	359,613
Illumina, Inc. *	20,500	3,116,000
ImmunoGen, Inc. *	16,900	253,331
Immunomedics, Inc. *	25,800	125,130
Impax Laboratories, Inc. *	8,500	196,690
Incyte Corp. *	23,200	1,520,064
Infinity Pharmaceuticals, Inc. *	19,600	251,860
Intercept Pharmaceuticals, Inc. *	900	270,792
InterMune, Inc. *	12,600	168,210
Ironwood Pharmaceuticals, Inc. *	19,800	274,626
Isis Pharmaceuticals, Inc. *	18,600	949,716
Jazz Pharmaceuticals plc *	8,700	1,319,442
Johnson & Johnson	465,870	41,215,519
Keryx Biopharmaceuticals, Inc. *	13,600	209,168
Lexicon Pharmaceuticals, Inc. *	127,500	234,600
Ligand Pharmaceuticals, Inc., Class B *	4,948	306,479
Luminex Corp. *	12,900	235,683
Mallinckrodt plc *	8,950	517,578
MannKind Corp. (c)*	40,800	221,136
Medivation, Inc. *	13,200	1,050,720
Merck & Co., Inc.	482,470	25,556,436
Merrimack Pharmaceuticals, Inc. (c)*	15,700	82,425
Mettler-Toledo International, Inc. *	4,800	1,182,240

14

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Momenta Pharmaceuticals, Inc. *	13,500	241,650
Mylan, Inc. *	63,200	2,869,912
Myriad Genetics, Inc. (c)*	11,100	306,693
Nektar Therapeutics *	18,300	248,880
Neurocrine Biosciences, Inc. *	21,600	369,144
Novavax, Inc. *	52,500	285,600
NPS Pharmaceuticals, Inc. *	14,800	529,544
Oncothyreon, Inc. (c)*	25,700	55,769
Opko Health, Inc. (c)*	33,700	267,241
Pacira Pharmaceuticals, Inc. *	6,500	445,445
Pain Therapeutics, Inc. *	18,600	77,376
PAREXEL International Corp. *	9,300	453,933
PDL Biopharma, Inc. (c)	28,700	261,170
PerkinElmer, Inc.	18,577	809,957
Perrigo Co. plc	22,000	3,424,520
Pfizer, Inc.	1,070,201	32,534,110
Pharmacyclics, Inc. *	11,100	1,477,077
Pozen, Inc. *	16,100	126,224
Puma Biotechnology, Inc. *	5,000	591,050
Questcor Pharmaceuticals, Inc. (c)	9,200	616,492
Quintiles Transnational Holdings, Inc. *	5,800	276,254
Raptor Pharmaceutical Corp. *	10,500	163,275
Regeneron Pharmaceuticals, Inc. *	13,000	3,751,670
Rigel Pharmaceuticals, Inc. *	48,200	146,046
Sagent Pharmaceuticals, Inc. *	9,800	185,514
Salix Pharmaceuticals Ltd. *	10,100	983,134
Sangamo BioSciences, Inc. *	14,600	282,364
Sarepta Therapeutics, Inc. (c)*	9,800	238,924
Seattle Genetics, Inc. *	17,900	802,994
Sequenom, Inc. (c)*	23,200	52,664
Spectrum Pharmaceuticals, Inc. *	24,200	203,522
Sucampo Pharmaceuticals, Inc., Class A *	12,400	102,424
Synageva BioPharma Corp. *	4,100	371,378
Synta Pharmaceuticals Corp. (c)*	12,000	64,080
Techne Corp.	5,800	527,046
The Medicines Co. *	10,600	368,456
Theravance, Inc. *	13,700	504,434
Thermo Fisher Scientific, Inc.	59,702	6,874,088
United Therapeutics Corp. *	7,600	779,912
Vertex Pharmaceuticals, Inc. *	38,644	3,054,422
Vical, Inc. *	34,400	46,440
VIVUS, Inc. *	23,400	173,628
Waters Corp. *	14,100	1,526,607
XenoPort, Inc. *	12,600	72,450
Zalicus, Inc. (c)*	8,433	12,396
ZIOPHARM Oncology, Inc. (c)*	22,800	95,532
Zoetis, Inc.	82,600	2,507,736

		281,294,077

Real Estate 3.4%
Acadia Realty Trust	9,600	244,320
AG Mortgage Investment Trust, Inc.	12,000	199,080
Agree Realty Corp.	5,000	142,950
Alexander & Baldwin, Inc.	6,400	250,304
Alexander’s, Inc.	800	271,864
Alexandria Real Estate Equities, Inc.	11,800	827,534
Altisource Portfolio Solutions S.A. *	2,800	366,072
American Assets Trust, Inc.	8,000	267,760
American Campus Communities, Inc.	17,300	601,348
American Capital Agency Corp.	62,500	1,309,375
American Capital Mortgage Investment Corp.	14,600	285,430
American Realty Capital Properties, Inc.	95,200	1,317,568
American Realty Investors, Inc. *	1,537	9,230
American Tower Corp.	65,200	5,273,376
Annaly Capital Management, Inc.	153,200	1,649,964
Anworth Mortgage Asset Corp.	24,200	113,498
Apartment Investment & Management Co., Class A	23,111	646,415
Apollo Commercial Real Estate Finance, Inc.	11,400	191,748
Apollo Residential Mortgage, Inc.	12,900	208,464
ARMOUR Residential REIT, Inc.	61,000	250,710
Ashford Hospitality Prime, Inc.	1,800	29,700
Ashford Hospitality Trust	9,000	84,600
Associated Estates Realty Corp.	6,900	110,193
AV Homes, Inc. *	6,500	121,680
AvalonBay Communities, Inc.	19,692	2,431,962
BioMed Realty Trust, Inc.	31,700	618,467
Boston Properties, Inc.	24,700	2,669,823
Brandywine Realty Trust	25,863	368,548
BRE Properties, Inc.	12,700	750,570
Camden Property Trust	14,100	871,662
Campus Crest Communities, Inc.	17,900	158,057
Capstead Mortgage Corp.	21,740	274,359
CBL & Associates Properties, Inc.	26,785	455,077
CBRE Group, Inc., Class A *	46,800	1,242,072
Cedar Realty Trust, Inc.	33,200	209,492
Chambers Street Properties	37,300	288,702
Chesapeake Lodging Trust	8,500	206,975
Chimera Investment Corp.	169,700	529,464
Colony Financial, Inc.	12,600	279,720
Columbia Property Trust, Inc. (c)	20,200	490,860
CommonWealth REIT	17,650	433,837
Consolidated-Tomoka Land Co.	2,000	70,300
Coresite Realty Corp.	3,400	104,312
Corporate Office Properties Trust	14,400	357,840
Corrections Corp. of America	20,285	680,967
Cousins Properties, Inc.	28,345	304,709
CubeSmart	21,400	352,672
CYS Investments, Inc.	25,500	201,960
DCT Industrial Trust, Inc.	45,000	324,000
DDR Corp.	54,584	855,331
DiamondRock Hospitality Co.	32,286	373,872
Digital Realty Trust, Inc. (c)	21,200	1,080,988
Douglas Emmett, Inc.	19,200	488,256
Duke Realty Corp.	50,590	794,769
DuPont Fabros Technology, Inc.	9,200	239,108
EastGroup Properties, Inc.	3,900	231,426
Education Realty Trust, Inc.	27,500	248,325
EPR Properties	9,600	490,368
Equity Lifestyle Properties, Inc.	12,000	471,720
Equity One, Inc.	12,100	274,186
Equity Residential	55,300	3,062,514
Essex Property Trust, Inc.	6,300	997,731

 15

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Excel Trust, Inc.	14,000	159,740
Extra Space Storage, Inc.	18,200	831,012
Federal Realty Investment Trust	11,200	1,220,800
FelCor Lodging Trust, Inc.	32,200	262,752
First Industrial Realty Trust, Inc.	15,900	272,844
First Potomac Realty Trust	14,800	193,288
Forest City Enterprises, Inc., Class A *	23,900	434,741
Forestar Group, Inc. *	4,933	98,660
Franklin Street Properties Corp.	22,500	269,775
Gaming & Leisure Properties, Inc.	11,800	409,460
General Growth Properties, Inc.	89,309	1,798,683
Getty Realty Corp.	9,500	180,500
Glimcher Realty Trust	20,000	171,200
Government Properties Income Trust	9,900	244,530
Gramercy Property Trust, Inc. *	27,228	158,467
Hatteras Financial Corp.	13,800	247,572
HCP, Inc.	74,248	2,906,809
Health Care REIT, Inc.	47,700	2,762,784
Healthcare Realty Trust, Inc.	15,800	362,136
Healthcare Trust of America, Inc., Class A	27,300	292,929
Hersha Hospitality Trust	40,000	217,200
Highwoods Properties, Inc.	13,300	493,962
Home Properties, Inc.	9,500	529,625
Hospitality Properties Trust	24,500	629,650
Host Hotels & Resorts, Inc.	122,463	2,252,095
Hudson Pacific Properties, Inc.	9,100	197,743
Inland Real Estate Corp.	20,300	213,962
Invesco Mortgage Capital, Inc.	22,300	350,333
Investors Real Estate Trust	28,600	248,534
iStar Financial, Inc. *	13,390	206,474
Jones Lang LaSalle, Inc.	7,300	834,098
Kennedy-Wilson Holdings, Inc.	12,200	293,044
Kilroy Realty Corp.	12,900	681,120
Kimco Realty Corp.	67,695	1,415,502
Kite Realty Group Trust	31,300	201,885
LaSalle Hotel Properties	19,700	605,972
Lexington Realty Trust	33,567	362,859
Liberty Property Trust	24,200	880,880
LTC Properties, Inc.	4,800	182,160
Mack-Cali Realty Corp.	11,400	230,622
Maui Land & Pineapple Co., Inc. *	800	4,720
Medical Properties Trust, Inc.	24,300	322,461
MFA Financial, Inc.	60,500	441,045
Mid-America Apartment Communities, Inc.	12,844	828,952
Monmouth Real Estate Investment Corp., Class A	18,100	167,244
National Health Investors, Inc.	3,400	214,098
National Retail Properties, Inc.	20,120	667,984
New Century Financial Corp. (b)(g)*	3,600	—
NorthStar Realty Finance Corp.	47,800	697,402
Omega Healthcare Investors, Inc.	22,684	724,527
One Liberty Properties, Inc.	1,400	29,204
Parkway Properties, Inc.	14,940	265,036
Pebblebrook Hotel Trust	8,000	241,040
Pennsylvania Real Estate Investment Trust	13,900	259,235
PennyMac Mortgage Investment Trust	8,100	190,755
Piedmont Office Realty Trust, Inc., Class A	27,500	458,425
Plum Creek Timber Co., Inc.	28,647	1,233,826
PMC Commercial Trust	8,500	79,390
Post Properties, Inc.	8,200	384,826
Potlatch Corp.	5,753	230,120
Preferred Apartment Communities, Inc., Class A	3,700	29,711
Prologis, Inc.	81,134	3,144,754
PS Business Parks, Inc.	3,000	235,710
Public Storage	23,890	3,764,825
RAIT Financial Trust	16,199	136,720
Ramco-Gershenson Properties Trust	13,400	213,998
Rayonier, Inc.	20,882	924,237
Realogy Holdings Corp. *	24,700	1,125,579
Realty Income Corp.	32,935	1,343,089
Redwood Trust, Inc.	11,300	211,310
Regency Centers Corp.	14,200	683,588
Resource Capital Corp.	28,600	168,454
Retail Opportunity Investments Corp.	14,400	208,224
Retail Properties of America, Inc., Class A	28,700	378,553
RLJ Lodging Trust	20,300	507,094
Rouse Properties, Inc.	10,715	186,870
Ryman Hospitality Properties, Inc.	7,837	324,138
Sabra Health Care REIT, Inc.	8,000	231,440
Saul Centers, Inc.	4,700	219,020
Select Income REIT	8,600	237,360
Senior Housing Properties Trust	31,050	699,246
Silver Bay Realty Trust Corp.	13,033	206,834
Simon Property Group, Inc.	51,283	7,940,660
SL Green Realty Corp.	15,350	1,439,369
Sovran Self Storage, Inc.	4,500	305,595
Spirit Realty Capital, Inc.	69,048	731,909
STAG Industrial, Inc.	11,900	255,374
Starwood Property Trust, Inc.	32,200	972,440
Strategic Hotels & Resorts, Inc. *	25,000	232,750
Summit Hotel Properties, Inc.	9,600	85,536
Sun Communities, Inc.	6,000	280,500
Sunstone Hotel Investors, Inc.	27,600	354,108
Tanger Factory Outlet Centers, Inc.	15,600	520,728
Taubman Centers, Inc.	10,100	656,702
Tejon Ranch Co. *	3,674	125,357
The Geo Group, Inc.	11,899	398,378
The Howard Hughes Corp. *	5,100	636,327
The Macerich Co.	22,405	1,268,123
The St. Joe Co. *	12,900	231,813
Two Harbors Investment Corp.	60,300	592,749
UDR, Inc.	42,961	1,045,671
UMH Properties, Inc.	7,900	74,655
Universal Health Realty Income Trust	4,700	199,280
Urstadt Biddle Properties, Inc., Class A	4,500	84,420
Ventas, Inc.	48,550	3,029,034
Vornado Realty Trust REIT	28,741	2,639,286
Washington Real Estate Investment Trust	9,700	226,010

16

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Weingarten Realty Investors	17,175	497,903
Western Asset Mortgage Capital Corp. (c)	4,607	68,875
Weyerhaeuser Co.	94,892	2,835,373
Whitestone REIT	2,100	28,665
Winthrop Realty Trust	10,000	114,800
WP Carey, Inc.	9,200	543,536

		114,401,556

Retailing 4.2%
Aaron’s, Inc.	14,675	394,611
Abercrombie & Fitch Co., Class A	11,800	417,484
Advance Auto Parts, Inc.	11,940	1,370,831
Aeropostale, Inc. (c)*	25,600	180,480
Amazon.com, Inc. *	61,200	21,951,828
America’s Car-Mart, Inc. *	2,650	102,158
American Eagle Outfitters, Inc.	27,450	371,399
ANN, Inc. *	6,625	214,253
Asbury Automotive Group, Inc. *	4,100	192,782
Ascena Retail Group, Inc. *	21,236	398,387
AutoNation, Inc. *	10,100	498,839
AutoZone, Inc. *	5,800	2,871,348
Barnes & Noble, Inc. *	7,400	99,752
Bed Bath & Beyond, Inc. *	35,500	2,266,675
Best Buy Co., Inc.	45,125	1,062,243
Big Lots, Inc. *	8,000	214,320
Brown Shoe Co., Inc.	6,675	158,064
Cabela’s, Inc. *	7,700	514,822
CarMax, Inc. *	36,846	1,662,123
Chico’s FAS, Inc.	26,200	434,920
Christopher & Banks Corp. *	13,400	95,676
Coldwater Creek, Inc. (c)*	16,125	14,190
Conn’s, Inc. *	3,300	200,343
Core-Mark Holding Co., Inc.	2,000	151,300
CST Brands, Inc.	12,286	392,292
Destination Maternity Corp.	5,000	134,150
Dick’s Sporting Goods, Inc.	17,500	918,750
Dillard’s, Inc., Class A	4,300	375,390
Dollar General Corp. *	48,700	2,742,784
Dollar Tree, Inc. *	35,350	1,785,882
DSW, Inc., Class A	11,560	435,234
Expedia, Inc.	16,972	1,102,841
Express, Inc. *	12,600	218,232
Family Dollar Stores, Inc.	16,300	1,007,666
Five Below, Inc. *	7,800	285,870
Foot Locker, Inc.	23,800	918,680
Francesca’s Holdings Corp. *	13,300	252,700
Fred’s, Inc., Class A	6,700	117,116
FTD Cos., Inc. *	3,470	107,570
GameStop Corp., Class A	19,348	678,534
Geeknet, Inc. *	452	8,041
Genesco, Inc. *	4,300	301,946
Genuine Parts Co.	25,500	2,097,375
GNC Holdings, Inc., Class A	15,500	792,205
Group 1 Automotive, Inc.	4,400	268,972
Groupon, Inc. *	58,800	615,048
Guess?, Inc.	7,900	221,595
Hibbett Sports, Inc. *	3,543	212,615
HomeAway, Inc. *	10,400	424,944
HSN, Inc.	6,269	343,353
J.C. Penney Co., Inc. (c)*	50,700	300,144
Jos. A. Bank Clothiers, Inc. *	3,600	202,392
Kirkland’s, Inc. *	8,700	163,821
Kohl’s Corp.	33,200	1,680,916
L Brands, Inc.	39,520	2,069,267
Liberty Interactive Corp., Class A *	81,009	2,163,750
Liberty Ventures, Series A *	5,665	657,140
Lithia Motors, Inc., Class A	3,300	185,757
LKQ Corp. *	49,600	1,342,672
Lowe’s Cos., Inc.	172,700	7,994,283
Lumber Liquidators Holdings, Inc. *	4,600	409,354
Macy’s, Inc.	61,052	3,247,966
MarineMax, Inc. *	7,000	103,250
Monro Muffler Brake, Inc.	4,462	247,686
Murphy USA, Inc. *	6,875	266,338
Netflix, Inc. *	9,800	4,011,434
Nordstrom, Inc.	23,600	1,355,820
O’Reilly Automotive, Inc. *	17,999	2,357,509
Office Depot, Inc. *	77,256	377,782
Outerwall, Inc. (c)*	5,000	321,550
Pacific Sunwear of California, Inc. *	41,175	118,584
Penske Automotive Group, Inc.	6,300	270,333
PetSmart, Inc.	17,100	1,077,300
Pier 1 Imports, Inc.	15,800	301,938
Pool Corp.	6,662	360,947
Priceline.com, Inc. *	8,483	9,712,102
RadioShack Corp. (c)*	27,200	65,280
Rent-A-Center, Inc.	7,750	193,285
Restoration Hardware Holdings, Inc. *	4,200	238,308
Ross Stores, Inc.	35,800	2,431,178
Sally Beauty Holdings, Inc. *	24,850	705,243
Sears Holdings Corp. (c)*	6,385	232,222
Select Comfort Corp. *	12,200	199,714
Shoe Carnival, Inc.	6,300	155,610
Shutterfly, Inc. *	6,300	298,368
Signet Jewelers Ltd.	12,500	994,375
Sonic Automotive, Inc., Class A	11,200	251,216
Stage Stores, Inc.	5,700	111,720
Staples, Inc.	107,500	1,414,700
Stein Mart, Inc.	10,300	127,514
Systemax, Inc. *	8,000	90,480
Target Corp.	104,400	5,913,216
The Buckle, Inc. (c)	3,875	171,740
The Cato Corp., Class A	7,100	198,516
The Children’s Place Retail Stores, Inc. *	3,600	189,612
The Finish Line, Inc., Class A	7,161	183,680
The Gap, Inc.	46,400	1,766,912
The Home Depot, Inc.	232,570	17,873,004
The Men’s Wearhouse, Inc.	6,600	317,064
The Pep Boys - Manny, Moe & Jack *	7,900	94,326
The TJX Cos., Inc.	117,400	6,734,064
The Wet Seal, Inc., Class A *	31,400	75,046
Tiffany & Co.	18,600	1,547,334
Tractor Supply Co.	23,100	1,536,381
Trans World Entertainment Corp. *	9,700	38,412
TripAdvisor, Inc. *	18,272	1,410,416
Tuesday Morning Corp. *	10,800	141,912

 17

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ulta Salon, Cosmetics & Fragrance, Inc. *	10,100	865,671
Urban Outfitters, Inc. *	18,000	644,760
Vitamin Shoppe, Inc. *	4,200	188,244
VOXX International Corp. *	9,100	121,303
West Marine, Inc. *	8,200	107,338
Williams-Sonoma, Inc.	14,000	763,280
Winmark Corp.	1,700	137,105
Zale Corp. *	17,420	263,390
Zumiez, Inc. *	4,500	96,840

		142,787,427

Semiconductors & Semiconductor Equipment 2.2%
Advanced Energy Industries, Inc. *	11,500	313,950
Advanced Micro Devices, Inc. (c)*	84,700	290,521
Altera Corp.	53,000	1,771,790
Amkor Technology, Inc. *	49,300	261,290
Amtech Systems, Inc. *	3,500	33,845
ANADIGICS, Inc. *	8,150	16,056
Analog Devices, Inc.	51,400	2,481,078
Applied Materials, Inc.	198,798	3,343,782
Applied Micro Circuits Corp. *	21,300	215,130
Atmel Corp. *	64,100	535,876
ATMI, Inc. *	7,900	218,672
Avago Technologies Ltd.	40,900	2,234,776
AXT, Inc. *	3,500	8,540
Broadcom Corp., Class A	89,100	2,651,616
Brooks Automation, Inc.	11,885	120,633
Cabot Microelectronics Corp. *	5,660	228,211
Cavium, Inc. *	7,000	260,190
CEVA, Inc. *	7,233	125,782
Cirrus Logic, Inc. *	9,800	171,598
Cohu, Inc.	7,500	77,700
Cree, Inc. *	18,400	1,111,728
Cypress Semiconductor Corp. *	19,500	195,780
Diodes, Inc. *	11,012	252,285
DSP Group, Inc. *	6,300	56,448
Entegris, Inc. *	19,299	203,025
Entropic Communications, Inc. *	20,100	83,817
Exar Corp. *	9,834	108,272
Fairchild Semiconductor International, Inc. *	17,800	227,128
First Solar, Inc. *	10,900	551,322
FormFactor, Inc. *	14,600	94,024
GSI Technology, Inc. *	8,500	56,610
GT Advanced Technologies, Inc. *	29,500	302,965
Hittite Microwave Corp. *	4,500	258,075
Integrated Device Technology, Inc. *	26,920	259,778
Integrated Silicon Solutions, Inc. *	9,338	109,908
Intel Corp.	820,832	20,143,217
International Rectifier Corp. *	8,600	223,686
Intersil Corp., Class A	15,364	174,228
IXYS Corp.	6,900	87,561
KLA-Tencor Corp.	26,800	1,647,396
Kopin Corp. *	19,600	75,264
Kulicke & Soffa Industries, Inc. *	18,500	215,340
Lam Research Corp. *	27,067	1,369,861
Lattice Semiconductor Corp. *	25,100	145,078
Linear Technology Corp.	38,700	1,723,698
LSI Corp.	88,787	979,321
Marvell Technology Group Ltd.	63,700	951,041
Maxim Integrated Products, Inc.	48,200	1,458,532
Micrel, Inc.	9,700	96,806
Microchip Technology, Inc.	31,675	1,420,940
Micron Technology, Inc. *	173,699	4,002,025
Microsemi Corp. *	13,152	308,283
MKS Instruments, Inc.	7,900	238,027
Monolithic Power Systems, Inc. *	6,500	212,485
MoSys, Inc. *	6,400	32,128
Nanometrics, Inc. *	5,300	89,782
NVIDIA Corp.	88,700	1,392,590
OmniVision Technologies, Inc. *	13,900	213,921
ON Semiconductor Corp. *	75,165	628,379
Pericom Semiconductor Corp. *	6,600	54,648
Photronics, Inc. *	18,000	149,400
PLX Technology, Inc. *	14,100	85,305
PMC-Sierra, Inc. *	27,300	178,815
Power Integrations, Inc.	4,200	248,766
Rambus, Inc. *	19,600	174,636
RF Micro Devices, Inc. *	40,720	217,038
Rudolph Technologies, Inc. *	16,418	180,434
Semtech Corp. *	9,700	221,257
Silicon Image, Inc. *	19,500	109,005
Silicon Laboratories, Inc. *	5,000	236,200
Skyworks Solutions, Inc. *	28,789	870,867
Spansion, Inc., Class A *	8,600	129,000
SunEdison, Inc. *	38,900	541,099
SunPower Corp. (c)*	14,500	469,220
Supertex, Inc. *	4,900	130,830
Synaptics, Inc. *	5,250	306,390
Teradyne, Inc. *	27,359	514,623
Tessera Technologies, Inc.	11,100	220,335
Texas Instruments, Inc.	180,697	7,661,553
TriQuint Semiconductor, Inc. *	32,110	266,513
Ultratech, Inc. *	4,800	121,440
Veeco Instruments, Inc. *	8,800	334,488
Xilinx, Inc.	44,300	2,056,406

		72,540,058

Software & Services 10.0%
Accelrys, Inc. *	13,264	166,861
Accenture plc, Class A	105,000	8,387,400
ACI Worldwide, Inc. *	5,200	315,172
Activision Blizzard, Inc.	71,232	1,220,204
Actuate Corp. *	13,962	106,111
Acxiom Corp. *	13,300	478,268
Adobe Systems, Inc. *	76,810	4,546,384
Advent Software, Inc.	7,900	259,594
Akamai Technologies, Inc. *	29,538	1,408,372
Alliance Data Systems Corp. *	8,100	1,941,246
Amdocs Ltd.	26,600	1,150,716
Angie’s List, Inc. (c)*	8,000	143,520
ANSYS, Inc. *	15,286	1,200,410
AOL, Inc. *	12,922	595,446
Aspen Technology, Inc. *	15,400	701,778
Autodesk, Inc. *	37,300	1,911,625
Automatic Data Processing, Inc.	79,500	6,089,700
Bankrate, Inc. *	14,600	242,214
Bazaarvoice, Inc. *	15,200	110,200
Blackbaud, Inc.	6,000	206,760
Blucora, Inc. *	11,572	296,359

18

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Booz Allen Hamilton Holding Corp.	12,300	224,844
Bottomline Technologies, Inc. *	8,800	304,656
Broadridge Financial Solutions, Inc.	19,725	715,820
BroadSoft, Inc. *	6,500	198,965
CA, Inc.	53,608	1,719,745
CACI International, Inc., Class A *	4,100	303,482
Cadence Design Systems, Inc. *	47,500	670,700
Cardtronics, Inc. *	8,800	338,976
CIBER, Inc. *	24,900	96,612
Citrix Systems, Inc. *	30,800	1,665,356
Cognizant Technology Solutions Corp., Class A *	50,000	4,846,000
CommVault Systems, Inc. *	6,900	476,583
Computer Sciences Corp.	24,338	1,470,259
Compuware Corp.	31,800	322,452
comScore, Inc. *	7,500	205,575
Comverse, Inc. *	6,250	225,250
Concur Technologies, Inc. *	7,600	922,184
Constant Contact, Inc. *	7,000	189,070
Convergys Corp.	16,000	325,920
CoreLogic, Inc. *	13,800	439,530
Cornerstone OnDemand, Inc. *	7,100	405,055
CoStar Group, Inc. *	4,500	774,180
CSG Systems International, Inc.	8,900	266,644
Dealertrack Technologies, Inc. *	6,100	284,565
Demand Media, Inc. *	29,600	170,792
Demandware, Inc. *	6,800	433,024
Digimarc Corp.	3,542	129,566
Digital River, Inc. *	7,100	124,818
DST Systems, Inc.	4,300	391,300
Dynamics Research Corp. *	1,200	13,800
EarthLink Holdings Corp.	17,050	73,997
eBay, Inc. *	192,348	10,232,914
Ebix, Inc. (c)	7,200	97,776
Edgewater Technology, Inc. *	767	4,111
Electronic Arts, Inc. *	51,000	1,346,400
Ellie Mae, Inc. *	4,700	122,670
Envestnet, Inc. *	7,300	312,075
EPAM Systems, Inc. *	7,800	319,020
EPIQ Systems, Inc.	8,525	122,419
Equinix, Inc. *	8,265	1,530,678
Euronet Worldwide, Inc. *	8,800	377,168
EVERTEC, Inc.	8,100	195,453
ExlService Holdings, Inc. *	7,200	181,080
Facebook, Inc., Class A *	271,600	16,994,012
FactSet Research Systems, Inc.	6,650	703,370
Fair Isaac Corp.	4,744	257,884
FalconStor Software, Inc. *	1,200	1,800
Fidelity National Information Services, Inc.	48,106	2,438,974
Fiserv, Inc. *	42,600	2,387,730
FleetCor Technologies, Inc. *	12,100	1,286,472
Forrester Research, Inc.	6,800	255,272
Fortinet, Inc. *	20,500	434,600
Gartner, Inc. *	14,800	1,040,884
Genpact Ltd. *	18,800	319,036
Global Cash Access Holdings, Inc. *	28,300	239,984
Global Payments, Inc.	11,440	756,070
Google, Inc., Class A *	46,365	54,755,674
GSE Systems, Inc. *	2,424	4,242
Guidewire Software, Inc. *	10,800	509,868
Heartland Payment Systems, Inc.	4,500	193,995
Higher One Holdings, Inc. *	19,400	150,544
IAC/InterActiveCorp	12,672	887,547
iGATE Corp. *	8,800	297,000
Imperva, Inc. *	4,700	258,500
Infoblox, Inc. *	8,600	301,688
Informatica Corp. *	18,000	726,480
Information Services Group, Inc. *	7,500	40,650
Interactive Intelligence Group, Inc. *	2,900	220,226
Internap Network Services Corp. *	13,200	107,580
International Business Machines Corp.	168,510	29,772,347
IntraLinks Holdings, Inc. *	12,200	129,076
Intuit, Inc.	46,830	3,430,297
j2 Global, Inc.	6,000	272,100
Jack Henry & Associates, Inc.	13,800	769,764
Jive Software, Inc. *	8,600	79,550
Leidos Holdings, Inc.	11,000	498,740
LinkedIn Corp., Class A *	15,700	3,378,797
Lionbridge Technologies, Inc. *	19,500	107,250
Liquidity Services, Inc. *	6,200	147,374
LivePerson, Inc. *	19,700	272,451
LogMeIn, Inc. *	7,600	258,096
Looksmart Ltd. *	160	392
Manhattan Associates, Inc. *	11,600	391,152
ManTech International Corp., Class A	8,600	250,260
MasterCard, Inc., Class A	171,200	12,956,416
Mattersight Corp. *	190	1,094
MAXIMUS, Inc.	11,300	478,781
Mentor Graphics Corp.	13,800	287,040
MICROS Systems, Inc. *	12,400	688,572
Microsoft Corp.	1,254,450	47,480,932
MicroStrategy, Inc., Class A *	2,256	283,579
Millennial Media, Inc. (c)*	21,300	169,122
ModusLink Global Solutions, Inc. *	10,450	53,818
MoneyGram International, Inc. *	9,037	167,184
Monotype Imaging Holdings, Inc.	6,500	189,605
Monster Worldwide, Inc. *	35,800	219,096
Move, Inc. *	12,430	175,760
NetScout Systems, Inc. *	7,300	257,836
NetSuite, Inc. *	4,900	515,382
NeuStar, Inc., Class A *	9,300	315,177
NIC, Inc.	8,000	173,920
Nuance Communications, Inc. *	42,274	648,060
OpenTable, Inc. *	3,400	255,952
Oracle Corp.	579,449	21,381,668
Pandora Media, Inc. *	27,500	991,925
Paychex, Inc.	53,600	2,241,552
Pegasystems, Inc.	6,400	290,816
Perficient, Inc. *	7,800	160,134
PRGX Global, Inc. *	11,000	73,260
Progress Software Corp. *	9,300	224,781
PTC, Inc. *	19,780	705,750
Qlik Technologies, Inc. *	14,100	380,982
Rackspace Hosting, Inc. *	19,400	706,354
RealNetworks, Inc. *	12,725	92,638
RealPage, Inc. *	10,500	236,040
Red Hat, Inc. *	31,300	1,768,450

 19

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Reis, Inc. *	1,400	24,920
Rovi Corp. *	15,412	326,889
Salesforce.com, Inc. *	91,600	5,544,548
Sapient Corp. *	16,100	258,083
Science Applications International Corp.	6,285	232,608
SeaChange International, Inc. *	9,250	110,630
ServiceNow, Inc. *	16,700	1,059,281
ServiceSource International, Inc. *	14,400	114,912
Shutterstock, Inc. *	4,000	322,440
Solarwinds, Inc. *	8,600	343,054
Solera Holdings, Inc.	11,400	761,862
Splunk, Inc. *	13,500	1,039,905
SS&C Technologies Holdings, Inc. *	8,100	314,442
StarTek, Inc. *	3,900	24,843
Support.com, Inc. *	18,400	49,680
Sykes Enterprises, Inc. *	11,026	231,105
Symantec Corp.	114,873	2,459,431
Synchronoss Technologies, Inc. *	8,100	215,946
Synopsys, Inc. *	24,384	971,946
Syntel, Inc. *	2,500	210,625
Take-Two Interactive Software, Inc. *	12,900	247,422
Tangoe, Inc. *	8,200	149,486
TeleCommunication Systems, Inc., Class A *	10,800	24,516
TeleTech Holdings, Inc. *	9,100	198,562
Teradata Corp. *	27,000	1,110,240
The Hackett Group, Inc.	7,200	42,480
The Ultimate Software Group, Inc. *	4,600	750,858
The Western Union Co.	90,332	1,391,113
TIBCO Software, Inc. *	23,200	493,928
TiVo, Inc. *	17,800	220,542
Total System Services, Inc.	27,404	818,832
Trulia, Inc. *	5,400	186,462
Twitter, Inc. (c)*	11,500	741,750
Tyler Technologies, Inc. *	4,700	495,615
Unisys Corp. *	6,200	212,474
United Online, Inc.	2,478	30,009
Unwired Planet, Inc. *	7,771	12,978
ValueClick, Inc. *	12,000	258,000
Vantiv, Inc., Class A *	20,200	612,868
VeriFone Systems, Inc. *	18,000	522,180
Verint Systems, Inc. *	9,510	432,134
Verisign, Inc. *	22,275	1,308,656
VirnetX Holding Corp. (c)*	10,600	190,376
Virtusa Corp. *	4,700	161,116
Visa, Inc., Class A	84,100	18,117,663
VMware, Inc., Class A *	14,200	1,279,988
Web.com Group, Inc. *	8,923	301,597
WebMD Health Corp. *	7,074	338,845
WEX, Inc. *	6,400	527,104
Workday, Inc., Class A *	4,900	438,746
Yahoo! Inc. *	155,744	5,609,899
Yelp, Inc. *	9,300	706,335
Zillow, Inc., Class A *	4,500	369,450
Zynga, Inc., Class A *	98,900	435,160

		338,303,762

Technology Hardware & Equipment 5.6%
3D Systems Corp. (c)*	15,900	1,235,907
ADTRAN, Inc.	9,100	231,049
Agilysys, Inc. *	8,460	110,826
Amphenol Corp., Class A	25,700	2,232,816
Anaren, Inc. *	5,300	148,135
Anixter International, Inc.	4,000	350,880
Apple, Inc.	148,800	74,489,280
ARRIS Group, Inc. *	18,975	491,452
Arrow Electronics, Inc. *	15,700	806,666
Aruba Networks, Inc. *	15,700	309,447
Aviat Networks, Inc. *	18,877	35,866
Avid Technology, Inc. *	7,956	55,215
Avnet, Inc.	22,588	927,689
AVX Corp.	14,000	180,880
Badger Meter, Inc.	4,000	203,760
Belden, Inc.	6,900	446,499
Benchmark Electronics, Inc. *	7,830	177,976
Black Box Corp.	4,100	112,381
Brocade Communications Systems, Inc. *	73,835	689,619
Checkpoint Systems, Inc. *	7,100	94,714
Ciena Corp. *	17,970	419,240
Cisco Systems, Inc.	882,909	19,344,536
Cognex Corp. *	14,800	583,860
Coherent, Inc. *	4,100	274,044
Comtech Telecommunications Corp.	4,175	127,003
Corning, Inc.	239,007	4,113,310
Cray, Inc. *	7,600	224,124
CTS Corp.	8,800	164,472
Daktronics, Inc.	8,700	127,107
Diebold, Inc.	9,000	302,310
Digi International, Inc. *	9,100	93,730
Dolby Laboratories, Inc., Class A (c)*	8,800	360,712
DTS, Inc. *	4,300	89,139
Echelon Corp. *	7,200	29,232
EchoStar Corp., Class A *	6,740	316,982
Electro Rent Corp.	7,100	119,422
Electro Scientific Industries, Inc.	9,900	107,316
Electronics for Imaging, Inc. *	6,400	271,168
EMC Corp.	339,786	8,236,413
Emulex Corp. *	14,100	103,776
Extreme Networks, Inc. *	27,500	201,300
F5 Networks, Inc. *	13,100	1,401,700
FARO Technologies, Inc. *	3,000	155,160
FEI Co.	6,600	618,552
Finisar Corp. *	15,800	374,618
FLIR Systems, Inc.	21,900	694,668
Frequency Electronics, Inc. *	500	6,045
Fusion-io, Inc. *	28,600	314,600
Harmonic, Inc. *	20,042	131,476
Harris Corp.	17,000	1,178,780
Hewlett-Packard Co.	317,336	9,202,744
Hutchinson Technology, Inc. *	6,000	22,800
I.D. Systems, Inc. *	5,500	33,275
Identive Group, Inc. *	1,200	1,175
Imation Corp. *	5,500	26,455
Immersion Corp. *	4,300	50,310
Infinera Corp. *	27,300	238,056

20

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ingram Micro, Inc., Class A *	25,500	638,010
Insight Enterprises, Inc. *	8,950	188,845
Intellicheck Mobilisa, Inc. *	500	243
InterDigital, Inc.	6,700	192,625
InvenSense, Inc. (c)*	17,600	346,544
IPG Photonics Corp. (c)*	5,700	381,159
Itron, Inc. *	5,700	230,166
Ixia *	14,900	190,571
Jabil Circuit, Inc.	27,700	497,769
JDS Uniphase Corp. *	34,153	453,893
Juniper Networks, Inc. *	84,165	2,239,631
Lexmark International, Inc., Class A	10,900	427,171
LightPath Technologies, Inc., Class A *	75	110
Littelfuse, Inc.	3,700	331,150
Maxwell Technologies, Inc. *	7,700	62,832
Measurement Specialties, Inc. *	3,200	176,544
Mercury Systems, Inc. *	7,800	83,460
Methode Electronics, Inc.	9,500	319,770
MOCON, Inc.	600	10,266
Motorola Solutions, Inc.	37,279	2,378,400
MTS Systems Corp.	3,781	265,918
Multi-Fineline Electronix, Inc. *	5,700	78,660
National Instruments Corp.	16,112	467,248
NCR Corp. *	27,500	967,725
NetApp, Inc.	55,900	2,366,806
NETGEAR, Inc. *	6,000	191,460
Newport Corp. *	8,500	154,190
Oplink Communications, Inc. *	5,957	100,852
OSI Systems, Inc. *	3,700	214,341
Palo Alto Networks, Inc. *	7,100	422,095
Park Electrochemical Corp.	3,600	108,612
PC Connection, Inc.	7,000	143,220
PC-Tel, Inc.	8,900	73,069
Performance Technologies, Inc. *	1,600	5,952
Plantronics, Inc.	6,000	257,580
Plexus Corp. *	6,500	254,150
Polycom, Inc. *	22,400	267,232
Pulse Electronics Corp. *	1,150	3,496
QLogic Corp. *	17,044	197,199
QUALCOMM, Inc.	279,000	20,707,380
Radisys Corp. *	7,200	20,376
Research Frontiers, Inc. (c)*	2,800	19,544
Richardson Electronics Ltd.	7,300	84,169
Riverbed Technology, Inc. *	26,700	526,524
Rofin-Sinar Technologies, Inc. *	3,800	87,780
Rogers Corp. *	4,200	254,940
SanDisk Corp.	39,500	2,747,225
Sanmina Corp. *	20,900	349,448
ScanSource, Inc. *	6,300	236,502
Seagate Technology plc	52,966	2,799,783
Sonus Networks, Inc. *	79,300	237,900
Super Micro Computer, Inc. *	8,200	168,592
SYNNEX Corp. *	3,600	202,140
TE Connectivity Ltd.	67,800	3,831,378
Tech Data Corp. *	5,300	285,776
TESSCO Technologies, Inc.	4,025	133,992
TransAct Technologies, Inc.	1,500	17,820
Trimble Navigation Ltd. *	42,584	1,376,741
TTM Technologies, Inc. *	11,000	88,110
Ubiquiti Networks, Inc. (c)*	6,900	284,280
Universal Display Corp. *	5,800	188,384
ViaSat, Inc. *	6,500	386,815
Vishay Intertechnology, Inc. *	18,588	252,425
Vishay Precision Group, Inc. *	5,620	80,029
Western Digital Corp.	34,700	2,990,099
Xerox Corp.	186,756	2,026,303
Xybernaut Corp. (b)(g)*	1,400	—
Zebra Technologies Corp., Class A *	7,375	405,330
Zygo Corp. *	7,000	98,210

		189,967,626

Telecommunication Services 2.0%
Alaska Communications Systems Group, Inc. *	5,000	10,900
Alteva, Inc.	1,100	9,185
AT&T, Inc.	869,856	28,983,602
Atlantic Tele-Network, Inc.	3,250	189,313
CenturyLink, Inc.	97,578	2,816,101
Cincinnati Bell, Inc. *	61,468	212,679
Cogent Communications Group, Inc.	9,900	409,563
Consolidated Communications Holdings, Inc.	13,353	261,452
Crown Castle International Corp. *	55,176	3,915,289
Frontier Communications Corp. (c)	165,068	775,820
General Communication, Inc., Class A *	10,500	102,165
HickoryTech Corp.	4,600	65,826
Iridium Communications, Inc. *	11,800	74,812
Leap Wireless International, Inc. *	13,000	228,150
Level 3 Communications, Inc. *	26,306	844,423
Lumos Networks Corp.	1,500	28,515
NII Holdings, Inc. (c)*	27,900	83,979
NTELOS Holdings Corp.	4,500	73,845
Premiere Global Services, Inc. *	11,400	124,260
SBA Communications Corp., Class A *	21,700	2,012,675
Shenandoah Telecommunications Co.	2,500	62,750
Sprint Corp. *	142,805	1,180,997
T-Mobile US, Inc. *	41,550	1,270,184
Telephone & Data Systems, Inc.	14,222	384,278
tw telecom, Inc. *	21,600	636,336
United States Cellular Corp.	5,400	239,166
USA Mobility, Inc.	5,500	78,430
Verizon Communications, Inc.	472,572	22,692,907
Vonage Holdings Corp. *	36,400	167,804
Windstream Holdings, Inc. (c)	91,269	682,692

		68,618,098

Transportation 2.0%
Alaska Air Group, Inc.	10,900	861,863
Allegiant Travel Co.	2,000	182,140
AMERCO	1,000	222,730
American Airlines Group, Inc. *	30,800	1,033,340
Arkansas Best Corp.	9,900	339,471
Atlas Air Worldwide Holdings, Inc. *	6,500	229,645
Avis Budget Group, Inc. *	17,500	659,925

 21

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
C.H. Robinson Worldwide, Inc.	26,000	1,522,040
Con-way, Inc.	7,500	288,525
Covenant Transport Group, Inc., Class A *	3,000	26,280
CSX Corp.	167,400	4,504,734
Delta Air Lines, Inc.	141,300	4,325,193
Expeditors International of Washington, Inc.	33,700	1,376,982
FedEx Corp.	49,163	6,554,411
Forward Air Corp.	4,600	204,884
Genco Shipping & Trading Ltd. (c)*	21,500	45,365
Genesee & Wyoming, Inc., Class A *	7,400	668,516
Heartland Express, Inc.	16,241	342,035
Hertz Global Holdings, Inc. *	72,700	1,891,654
Hub Group, Inc., Class A *	7,100	294,295
J.B. Hunt Transport Services, Inc.	15,600	1,170,780
JetBlue Airways Corp. *	30,962	271,227
Kansas City Southern	17,950	1,895,341
Kirby Corp. *	9,400	938,026
Knight Transportation, Inc.	14,650	312,778
Landstar System, Inc.	6,600	379,104
Matson, Inc.	10,500	251,265
Norfolk Southern Corp.	51,000	4,722,090
Old Dominion Freight Line, Inc. *	9,712	526,779
Pacer International, Inc. *	17,800	156,818
Park-Ohio Holdings Corp. *	3,600	172,080
Republic Airways Holdings, Inc. *	12,500	122,625
Roadrunner Transportation Systems, Inc. *	4,900	128,625
Ryder System, Inc.	7,500	533,925
Saia, Inc. *	9,150	307,989
SkyWest, Inc.	7,000	91,070
Southwest Airlines Co.	112,315	2,352,999
Spirit Airlines, Inc. *	11,500	539,350
Swift Transportation Co. *	19,000	414,200
Union Pacific Corp.	76,100	13,259,664
United Continental Holdings, Inc. *	58,700	2,690,808
United Parcel Service, Inc., Class B	118,080	11,244,758
Universal Truckload Services, Inc.	3,300	95,733
UTI Worldwide, Inc.	14,600	228,636
Werner Enterprises, Inc.	10,032	261,434
Wesco Aircraft Holdings, Inc. *	13,500	301,725

		68,943,857

Utilities 3.0%
AGL Resources, Inc.	18,629	890,094
ALLETE, Inc.	5,233	261,545
Alliant Energy Corp.	18,300	950,868
Ameren Corp.	39,300	1,487,112
American DG Energy, Inc. (c)*	11,400	25,308
American Electric Power Co., Inc.	80,420	3,925,300
American States Water Co.	9,600	272,640
American Water Works Co., Inc.	29,100	1,238,787
Aqua America, Inc.	29,167	698,550
Artesian Resources Corp., Class A	4,000	90,040
Atmos Energy Corp.	14,200	681,742
Avista Corp.	7,800	224,874
Black Hills Corp.	7,700	422,191
Cadiz, Inc. (c)*	6,356	48,242
California Water Service Group	11,300	263,177
Calpine Corp. *	57,800	1,097,044
CenterPoint Energy, Inc.	70,800	1,656,720
Chesapeake Utilities Corp.	4,847	285,246
Cleco Corp.	8,700	425,082
CMS Energy Corp.	43,500	1,208,865
Connecticut Water Service, Inc.	5,100	171,870
Consolidated Edison, Inc.	47,600	2,589,916
Delta Natural Gas Co., Inc.	1,291	26,879
Dominion Resources, Inc.	95,880	6,511,211
DTE Energy Co.	28,901	1,971,626
Duke Energy Corp.	116,573	8,232,385
Dynegy, Inc. *	17,000	346,120
Edison International	53,310	2,567,410
El Paso Electric Co.	5,300	193,079
Entergy Corp.	29,400	1,853,082
Exelon Corp.	141,469	4,102,601
FirstEnergy Corp.	68,156	2,146,232
Genie Energy Ltd., Class B *	12,800	128,000
Great Plains Energy, Inc.	25,341	625,416
Hawaiian Electric Industries, Inc.	13,300	346,066
IDACORP, Inc.	7,100	374,383
Integrys Energy Group, Inc.	12,540	681,424
ITC Holdings Corp.	8,600	890,100
MDU Resources Group, Inc.	29,825	955,593
MGE Energy, Inc.	3,300	187,902
Middlesex Water Co.	9,400	187,060
National Fuel Gas Co.	13,800	1,039,968
New Jersey Resources Corp.	6,225	283,860
NextEra Energy, Inc.	71,100	6,536,223
NiSource, Inc.	51,764	1,779,129
Northeast Utilities	51,943	2,275,103
Northwest Natural Gas Co.	6,300	261,828
NorthWestern Corp.	7,100	320,991
NRG Energy, Inc.	52,356	1,458,115
OGE Energy Corp.	32,800	1,117,496
ONEOK, Inc.	34,100	2,335,509
Ormat Technologies, Inc.	8,600	211,990
Otter Tail Corp.	7,800	217,152
Pepco Holdings, Inc.	41,200	800,516
PG&E Corp.	74,200	3,127,530
Piedmont Natural Gas Co., Inc.	12,300	406,146
Pinnacle West Capital Corp.	18,200	957,866
PNM Resources, Inc.	11,200	276,080
Portland General Electric Co.	10,900	328,962
PPL Corp.	102,200	3,124,254
Public Service Enterprise Group, Inc.	82,200	2,740,548
Pure Cycle Corp. *	8,000	49,760
Questar Corp.	28,900	673,948
SCANA Corp.	23,205	1,096,900
Sempra Energy	37,575	3,483,578
SJW Corp.	9,470	270,937
South Jersey Industries, Inc.	4,200	224,028
Southwest Gas Corp.	6,500	349,245
TECO Energy, Inc.	32,100	525,798
The AES Corp.	108,396	1,524,048
The Empire District Electric Co.	11,200	257,040
The Laclede Group, Inc.	5,800	266,162
The Southern Co.	145,600	6,004,544
UGI Corp.	18,600	807,054
UIL Holdings Corp.	6,966	269,375

22

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unitil Corp.	7,200	219,168
UNS Energy Corp.	5,700	341,316
Vectren Corp.	11,366	415,086
Westar Energy, Inc.	21,000	696,570
WGL Holdings, Inc.	7,300	275,794
Wisconsin Energy Corp.	38,200	1,629,994
Xcel Energy, Inc.	82,195	2,376,257
York Water Co.	6,100	124,257

		102,721,907

Total Common Stock
(Cost $2,104,860,591)		3,281,645,958

Rights 0.0% of net assets

Health Care Equipment & Services 0.0%
Community Health Systems, Inc. CVR *	37,400	1,496

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
FRD Acquisition Co. CVR (b)(g)*	8,700	—

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR (b)(g)*	8,900	—

Total Rights
(Cost $2,654)		1,496

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (b)(g)*	2,293	—

Real Estate 0.0%
Tejon Ranch Co. *	1	4

Total Warrants
(Cost $3)		4

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.4% of net assets

Time Deposit 2.3%
Citibank
0.03%, 02/03/14	77,240,999	77,240,999

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.02%, 03/20/14 (d)(e)	900,000	899,944
0.03%, 03/20/14 (d)(e)	400,000	399,975
0.04%, 03/20/14 (d)(e)	350,000	349,978
0.06%, 03/20/14 (d)(e)	4,000,000	3,999,751

		5,649,648

Total Short-Term Investments
(Cost $82,890,631)		82,890,647

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.7% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	22,857,741	22,857,741

Total Collateral Invested for Securities on Loan
(Cost $22,857,741)		22,857,741

End of collateral invested for securities on loan.

At 01/31/14 tax basis cost of the fund’s investments was $2,203,630,231 and the unrealized appreciation and depreciation were $1,236,161,480 and ($75,253,606), respectively, with a net unrealized appreciation of $1,160,907,874.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $24,222,409.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.
(g)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/14:

			Unrealized
		Contract	Appreciation
	Number of	Value	(Depreciation)
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 03/21/14	110	12,411,300	98,450
S&P 500 Index, e-mini, Long, expires 03/21/14	830	73,728,900	(168,038)

Net Unrealized Depreciation			(69,588)

 23

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

24

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$3,281,645,958	$—	$—	$3,281,645,958
Rights[1]	1,496	—	—	1,496
Warrants[1]	4	—	—	4
Short-Term Investments[1]	—	82,890,647	—	82,890,647

Total	$3,281,647,458	$82,890,647	$—	$3,364,538,105

Other Financial Instruments
Collateral Invested for Securities on Loan	$22,857,741	$—	$—	$22,857,741
Futures Contracts[2]	98,450	—	—	98,450

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($168,038)	$—	$—	($168,038)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

On January 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46819JAN14

 25

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

95.8%	Common Stock	1,659,766,704	2,167,723,748
0.6%	Preferred Stock	8,735,993	13,498,938
0.0%	Rights	431,246	417,215
0.4%	Other Investment Company	8,089,400	8,905,400
3.7%	Short-Term Investments	84,897,773	84,897,789

100.5%	Total Investments	1,761,921,116	2,275,443,090
0.2%	Collateral Invested for Securities on Loan	4,189,279	4,189,279
(0.7%)	Other Assets and Liabilities, Net		(15,884,551)

100.0%	Net Assets		2,263,747,818

	Number	Value
Security	of Shares	($)

Common Stock 95.8% of net assets

Australia 7.1%

Banks 2.6%
Australia & New Zealand Banking Group Ltd.	472,763	12,452,693
Bank Of Queensland Ltd.	53,328	531,815
Bendigo & Adelaide Bank Ltd.	75,987	771,150
Commonwealth Bank of Australia	277,758	18,033,830
National Australia Bank Ltd.	404,747	11,766,640
Westpac Banking Corp.	534,816	14,414,126

		57,970,254

Capital Goods 0.0%
Leighton Holdings Ltd.	33,382	479,771

Commercial & Professional Supplies 0.1%
ALS Ltd.	65,668	458,567
Brambles Ltd.	271,545	2,140,488
Seek Ltd.	55,037	597,427

		3,196,482

Consumer Services 0.1%
Crown Resorts Ltd.	71,852	1,048,665
Echo Entertainment Group Ltd.	135,161	279,303
Flight Centre Travel Group Ltd.	9,011	373,431
TABCORP Holdings Ltd.	122,573	370,303
Tatts Group Ltd.	230,820	603,386

		2,675,088

Diversified Financials 0.2%
ASX Ltd.	32,853	1,023,084
Macquarie Group Ltd.	50,296	2,372,677

		3,395,761

Energy 0.4%
Caltex Australia Ltd.	27,417	464,234
Origin Energy Ltd.	189,851	2,320,115
Santos Ltd.	168,084	1,963,859
Woodside Petroleum Ltd.	112,183	3,668,920
WorleyParsons Ltd.	35,418	510,147

		8,927,275

Food & Staples Retailing 0.6%
Metcash Ltd.	151,758	400,473
Wesfarmers Ltd.	171,314	6,285,800
Woolworths Ltd.	215,435	6,422,757

		13,109,030

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	96,214	983,794
Treasury Wine Estates Ltd.	100,094	320,176

		1,303,970

Health Care Equipment & Services 0.1%
Cochlear Ltd.	11,235	562,541
Ramsay Health Care Ltd.	22,278	855,410
Sonic Healthcare Ltd.	63,702	919,474

		2,337,425

Insurance 0.4%
AMP Ltd.	507,390	1,893,901
Insurance Australia Group Ltd.	391,817	1,876,755
QBE Insurance Group Ltd.	205,901	2,068,441
Suncorp Group Ltd.	221,700	2,356,741

		8,195,838

Materials 1.4%
Alumina Ltd. *	414,010	459,166
Amcor Ltd.	213,090	1,998,850
BHP Billiton Ltd.	553,419	17,673,587
Boral Ltd.	130,425	541,686
Fortescue Metals Group Ltd.	275,330	1,277,105
Iluka Resources Ltd.	73,547	561,476
Incitec Pivot Ltd.	268,013	669,485
James Hardie Industries plc CDI	74,318	839,992
Newcrest Mining Ltd.	132,125	1,089,793
Orica Ltd.	63,639	1,309,961
Rio Tinto Ltd.	74,371	4,225,916

		30,647,017

Media 0.0%
REA Group Ltd.	8,785	312,221

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	83,932	5,166,177

Real Estate 0.5%
CFS Retail Property Trust Group	363,022	615,725
Dexus Property Group	805,250	702,309

 1

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Federation Centres Ltd.	246,002	488,078
Goodman Group	300,988	1,229,851
GPT Group	287,272	907,806
Lend Lease Group	90,518	833,824
Mirvac Group	607,787	888,186
Stockland	397,313	1,261,646
Westfield Group	357,905	3,200,256
Westfield Retail Trust	516,243	1,363,909

		11,491,590

Retailing 0.0%
Harvey Norman Holdings Ltd.	91,526	239,749

Software & Services 0.0%
Computershare Ltd.	81,530	796,539

Telecommunication Services 0.1%
Telstra Corp., Ltd.	742,423	3,341,504

Transportation 0.2%
Asciano Ltd.	172,860	848,374
Aurizon Holdings Ltd.	352,053	1,513,965
Qantas Airways Ltd. *	268,959	257,541
Sydney Airport	192,713	664,637
Toll Holdings Ltd.	111,390	543,993
Transurban Group	242,874	1,467,474

		5,295,984

Utilities 0.1%
AGL Energy Ltd.	98,659	1,312,940
APA Group	134,321	703,775
SP AusNet	290,894	316,364

		2,333,079

		161,214,754

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	44,822	1,626,262
Raiffeisen Bank International AG	15,283	586,013

		2,212,275

Capital Goods 0.0%
Andritz AG	12,691	696,378

Energy 0.1%
OMV AG	24,515	1,061,334

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,791	322,191

Materials 0.1%
Voestalpine AG	18,964	848,787

Real Estate 0.0%
IMMOFINANZ AG *	165,354	779,911

Telecommunication Services 0.0%
Telekom Austria AG	37,970	331,711

		6,252,587

Belgium 1.1%

Banks 0.1%
KBC GROEP N.V.	42,640	2,514,915

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	14,375	1,296,881

Food & Staples Retailing 0.1%
Colruyt S.A.	13,008	737,923
Delhaize Group S.A.	17,592	1,129,906

		1,867,829

Food, Beverage & Tobacco 0.5%
Anheuser-Busch InBev N.V.	138,472	13,271,535

Insurance 0.1%
Ageas	39,029	1,674,800

Materials 0.1%
Solvay S.A.	10,302	1,438,384
Umicore S.A.	19,644	839,962

		2,278,346

Media 0.0%
Telenet Group Holding N.V.	9,411	559,110

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	18,964	1,340,939

Telecommunication Services 0.0%
Belgacom S.A.	25,153	718,025

		25,522,380

Denmark 1.2%

Banks 0.1%
Danske Bank A/S *	113,230	2,560,960

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	18,722	1,828,033

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	19,741	1,482,953
William Demant Holding A/S *	3,981	366,355

		1,849,308

Insurance 0.0%
Tryg A/S	4,412	421,322

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Novo Nordisk A/S, Class B	343,130	13,582,798
Novozymes A/S, B Shares	38,954	1,683,318

		15,266,116

Telecommunication Services 0.1%
TDC A/S	135,400	1,272,648

Transportation 0.2%
AP Moeller - Maersk A/S, Series A	95	1,016,906
AP Moeller - Maersk A/S, Series B	229	2,558,784
DSV A/S	31,001	995,362

		4,571,052

		27,769,439

Finland 0.8%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	18,899	795,134

Capital Goods 0.2%
Kone Oyj, Class B	54,151	2,197,491
Metso Oyj	21,360	666,771

2

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wartsila Oyj Abp	31,620	1,712,285

		4,576,547

Diversified Financials 0.0%
Pohjola Bank plc, A Shares	22,779	446,120

Energy 0.0%
Neste Oil Oyj (a)	21,550	384,676

Insurance 0.2%
Sampo Oyj, A Shares	72,391	3,356,616

Materials 0.1%
Stora Enso Oyj, R Shares	91,186	851,064
UPM-Kymmene Oyj	91,396	1,399,878

		2,250,942

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	15,936	415,936

Technology Hardware & Equipment 0.2%
Nokia Oyj *	645,315	4,466,106

Telecommunication Services 0.0%
Elisa Oyj	24,569	629,816

Utilities 0.1%
Fortum Oyj	77,265	1,660,455

		18,982,348

France 9.6%

Automobiles & Components 0.3%
Compagnie Generale des Etablissements Michelin	32,287	3,396,280
Renault S.A.	32,975	2,864,505
Valeo S.A.	13,094	1,461,098

		7,721,883

Banks 1.0%
BNP Paribas S.A.	171,551	13,244,610
Credit Agricole S.A. *	172,974	2,321,002
Natixis	159,730	936,998
Societe Generale S.A.	123,858	6,997,954

		23,500,564

Capital Goods 1.6%
Airbus Group N.V.	101,746	7,208,220
Alstom S.A.	37,332	1,054,485
Bouygues S.A.	31,969	1,221,917
Compagnie de Saint-Gobain	71,252	3,736,633
Legrand S.A.	45,960	2,436,201
Rexel S.A.	37,893	973,574
Safran S.A.	46,815	3,326,966
Schneider Electric S.A. (g)	90,747	7,311,477
Schneider Electric S.A. (g)	2,736	219,926
Thales S.A.	15,153	986,074
Vallourec S.A.	18,721	934,658
Vinci S.A.	82,570	5,399,188
Zodiac Aerospace	5,880	1,037,318

		35,846,637

Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	36,775	955,300
Edenred	35,989	1,004,244
Societe BIC S.A.	4,998	575,146

		2,534,690

Consumer Durables & Apparel 0.5%
Christian Dior S.A.	9,467	1,730,547
Kering	13,005	2,593,698
LVMH Moet Hennessy Louis Vuitton S.A.	43,751	7,783,031

		12,107,276

Consumer Services 0.1%
Accor S.A.	27,439	1,308,017
Sodexo	16,469	1,621,923

		2,929,940

Diversified Financials 0.1%
Eurazeo S.A.	4,959	354,388
Wendel S.A.	5,814	788,041

		1,142,429

Energy 1.0%
CGG S.A. *	26,877	399,242
Technip S.A.	17,583	1,499,292
Total S.A.	368,590	21,028,660

		22,927,194

Food & Staples Retailing 0.2%
Carrefour S.A.	105,520	3,625,918
Casino Guichard Perrachon S.A.	9,523	981,535

		4,607,453

Food, Beverage & Tobacco 0.5%
Danone	97,861	6,460,594
Pernod-Ricard S.A.	36,672	3,938,234
Remy Cointreau S.A.	3,922	292,434

		10,691,262

Health Care Equipment & Services 0.1%
Essilor International S.A.	35,273	3,539,600

Household & Personal Products 0.3%
L’Oreal S.A.	41,669	6,840,984

Insurance 0.4%
AXA S.A.	309,167	8,109,743
CNP Assurances	28,286	553,436
SCOR SE	26,395	855,104

		9,518,283

Materials 0.6%
Air Liquide S.A.	53,720	6,741,823
ArcelorMittal	171,061	2,825,482
Arkema S.A.	11,207	1,193,690
Imerys S.A.	5,580	453,718
Lafarge S.A.	32,558	2,333,683

		13,548,396

Media 0.3%
Eutelsat Communications S.A.	25,025	759,294
JC Decaux S.A.	12,016	512,416
Lagardere S.C.A.	20,262	715,246
Publicis Groupe S.A.	31,070	2,750,837
SES S.A.	52,283	1,679,010

		6,416,803

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Sanofi	205,757	20,114,983

Real Estate 0.3%
Fonciere des Regions	5,116	419,252

 3

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Gecina S.A.	3,516	428,343
ICADE	6,374	559,021
Klepierre	17,099	741,073
Unibail-Rodamco SE	16,754	4,032,216

		6,179,905

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	109,832	901,513

Software & Services 0.2%
AtoS	12,529	1,095,674
Cap Gemini S.A.	25,194	1,713,795
Dassault Systemes S.A.	11,105	1,316,655

		4,126,124

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	479,714	1,918,698

Telecommunication Services 0.5%
Iliad S.A.	4,509	1,032,603
Orange S.A.	316,094	3,913,000
Vivendi S.A.	206,626	5,546,688

		10,492,291

Transportation 0.1%
Aeroports de Paris	4,762	537,275
Groupe Eurotunnel S.A. - Reg’d	95,309	1,050,814

		1,588,089

Utilities 0.4%
Electricite de France	42,001	1,425,787
GDF Suez	228,670	5,047,540
Suez Environnement Co.	48,547	869,511
Veolia Environnement S.A.	63,025	988,131

		8,330,969

		217,525,966

Germany 8.5%

Automobiles & Components 1.1%
Bayerische Motoren Werke AG	57,122	6,200,785
Continental AG	18,955	4,068,025
Daimler AG - Reg’d	165,860	13,853,590
Volkswagen AG	5,226	1,265,507

		25,387,907

Banks 0.1%
Commerzbank AG *	167,221	2,830,702

Capital Goods 1.0%
Brenntag AG	9,077	1,564,628
GEA Group AG	31,511	1,474,002
Hochtief AG	5,074	403,895
MAN SE	6,085	740,760
Osram Licht AG *	14,308	836,225
Siemens AG - Reg’d	136,628	17,285,348

		22,304,858

Consumer Durables & Apparel 0.2%
Adidas AG	36,092	4,023,948
Hugo Boss AG	5,413	683,847

		4,707,795

Diversified Financials 0.5%
Deutsche Bank AG - Reg’d	175,674	8,455,969
Deutsche Boerse AG	33,258	2,553,960

		11,009,929

Food & Staples Retailing 0.0%
Metro AG	21,663	890,629

Food, Beverage & Tobacco 0.0%
Suedzucker AG	16,268	405,425

Health Care Equipment & Services 0.3%
Celesio AG (a)	15,063	496,200
Fresenius Medical Care AG & Co. KGaA	36,770	2,591,230
Fresenius SE & Co. KGaA	21,332	3,329,959

		6,417,389

Household & Personal Products 0.2%
Beiersdorf AG	17,298	1,709,717
Henkel AG & Co. KGaA	22,383	2,175,219

		3,884,936

Insurance 0.9%
Allianz SE - Reg’d	78,567	13,061,005
Hannover Rueckversicherung SE - Reg’d	9,967	790,680
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	30,934	6,374,889

		20,226,574

Materials 1.3%
BASF SE	159,776	17,081,949
HeidelbergCement AG	24,295	1,803,158
K&S AG - Reg’d	29,563	885,345
Lanxess AG	14,421	945,059
Linde AG	31,990	6,045,073
ThyssenKrupp AG *	78,015	2,003,393

		28,763,977

Media 0.2%
Axel Springer SE	6,956	444,213
Kabel Deutschland Holding AG	3,895	511,765
ProSiebenSat.1 Media AG - Reg’d	32,258	1,445,050
RTL Group S.A. *	6,453	786,274
Sky Deutschland AG *	73,136	663,604

		3,850,906

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG - Reg’d	142,495	18,753,151
Merck KGaA	11,209	1,735,615
QIAGEN N.V. *	39,873	874,557

		21,363,323

Real Estate 0.0%
Deutsche Wohnen AG	50,000	935,721

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	185,093	1,901,833

Software & Services 0.6%
SAP AG	157,070	12,017,367
United Internet AG - Reg’d	19,167	837,143

		12,854,510

Telecommunication Services 0.4%
Deutsche Telekom AG - Reg’d	498,550	8,061,121

4

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Telefonica Deutschland Holding AG	48,116	383,332

		8,444,453

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d *	40,146	953,631
Deutsche Post AG - Reg’d	156,248	5,396,460
Fraport AG Frankfurt Airport Services Worldwide	6,036	445,406

		6,795,497

Utilities 0.4%
E.ON SE AG	309,591	5,603,485
RWE AG	83,817	3,092,716

		8,696,201

		191,672,565

Hong Kong 2.7%

Banks 0.2%
Bank of East Asia Ltd.	207,200	787,299
BOC Hong Kong (Holdings) Ltd.	628,000	1,908,649
Hang Seng Bank Ltd.	135,136	2,121,416

		4,817,364

Capital Goods 0.2%
Hopewell Holdings Ltd.	84,500	292,777
Hutchison Whampoa Ltd.	363,370	4,499,947
NWS Holdings Ltd.	253,000	366,873

		5,159,597

Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,008,000	1,395,520
Yue Yuen Industrial Holdings Ltd.	128,000	394,918

		1,790,438

Consumer Services 0.4%
Galaxy Entertainment Group Ltd. *	359,000	3,509,075
MGM China Holdings Ltd.	154,000	603,591
Sands China Ltd.	415,200	3,188,426
Shangri-La Asia Ltd.	270,000	447,934
SJM Holdings Ltd.	346,000	1,072,445
Wynn Macau Ltd.	261,200	1,109,376

		9,930,847

Diversified Financials 0.2%
First Pacific Co., Ltd.	383,250	377,657
Hong Kong Exchanges & Clearing Ltd.	187,018	2,932,367

		3,310,024

Insurance 0.4%
AIA Group Ltd.	2,075,400	9,566,656

Real Estate 0.8%
Cheung Kong (Holdings) Ltd.	241,656	3,584,667
Hang Lung Properties Ltd.	390,000	1,085,510
Henderson Land Development Co., Ltd.	178,900	962,357
Hysan Development Co., Ltd.	125,000	492,798
Kerry Properties Ltd.	121,000	388,082
New World Development Co., Ltd.	653,000	816,625
Sino Land Co., Ltd.	474,000	629,151
Sun Hung Kai Properties Ltd.	277,604	3,384,942
Swire Pacific Ltd., Class A	121,090	1,304,776
Swire Properties Ltd.	216,600	558,020
The Link REIT	390,500	1,765,722
Wharf Holdings Ltd.	268,100	1,825,069
Wheelock & Co., Ltd.	162,000	659,122

		17,456,841

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	53,000	496,316

Telecommunication Services 0.0%
HKT Trust & HKT Ltd.	425,000	406,826
PCCW Ltd.	536,000	243,957

		650,783

Transportation 0.1%
Cathay Pacific Airways Ltd.	201,000	418,159
MTR Corp., Ltd.	250,000	885,791

		1,303,950

Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	114,000	669,586
CLP Holdings Ltd.	308,580	2,328,126
Hong Kong & China Gas Co., Ltd.	969,634	1,996,166
Power Assets Holdings Ltd.	247,000	1,852,143

		6,846,021

		61,328,837

Ireland 0.3%

Banks 0.1%
Bank of Ireland *	3,861,946	1,528,783

Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	25,770	1,734,324

Materials 0.1%
CRH plc	125,493	3,225,973

Transportation 0.0%
Ryanair Holdings plc *	25,968	221,100

		6,710,180

Israel 0.5%

Banks 0.1%
Bank Hapoalim B.M.	182,922	949,865
Bank Leumi Le-Israel B.M. *	213,157	809,705
Mizrahi Tefahot Bank Ltd.	20,764	252,882

		2,012,452

Energy 0.0%
Delek Group Ltd.	790	281,859

Materials 0.1%
Israel Chemicals Ltd.	72,247	590,594
The Israel Corp., Ltd. *	419	210,639

		801,233

 5

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	146,448	6,527,310

Software & Services 0.0%
NICE Systems Ltd.	11,048	433,253

Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	328,894	501,210

		10,557,317

Italy 2.3%

Automobiles & Components 0.1%
Fiat S.p.A. *	150,834	1,500,241
Pirelli & C. S.p.A	45,863	737,612

		2,237,853

Banks 0.5%
Banca Monte dei Paschi di Siena S.p.A. (a)*	1,107,091	250,933
Intesa Sanpaolo S.p.A.	2,003,345	5,399,333
UniCredit S.p.A.	747,603	5,595,892
Unione di Banche Italiane S.C.P.A.	147,615	1,073,689

		12,319,847

Capital Goods 0.1%
CNH Industrial N.V. *	163,703	1,717,563
Finmeccanica S.p.A. *	70,375	616,668
Prysmian S.p.A.	34,861	851,103

		3,185,334

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	29,226	1,548,754

Diversified Financials 0.1%
Exor S.p.A.	18,034	705,229
Mediobanca S.p.A. *	87,642	801,364

		1,506,593

Energy 0.6%
Eni S.p.A.	438,355	9,954,442
Saipem S.p.A.	47,315	1,107,888
Tenaris S.A.	79,771	1,779,526

		12,841,856

Insurance 0.2%
Assicurazioni Generali S.p.A.	199,054	4,294,956
UnipolSai S.p.A. *	150,000	450,102

		4,745,058

Telecommunication Services 0.1%
Telecom Italia S.p.A.	1,715,433	1,905,005
Telecom Italia S.p.A. - RSP	1,038,385	874,664

		2,779,669

Transportation 0.1%
Atlantia S.p.A.	63,348	1,440,875

Utilities 0.4%
Enel Green Power S.p.A.	301,549	760,007
Enel S.p.A.	1,134,231	5,162,157
Snam S.p.A.	347,400	1,904,431
Terna - Rete Elettrica Nationale S.p.A.	263,586	1,277,944

		9,104,539

		51,710,378

Japan 20.0%

Automobiles & Components 2.9%
Aisin Seiki Co., Ltd.	33,000	1,215,075
Bridgestone Corp.	112,057	4,023,106
Daihatsu Motor Co., Ltd.	33,000	514,668
Denso Corp.	83,500	4,294,281
Fuji Heavy Industries Ltd.	100,900	2,750,686
Honda Motor Co., Ltd.	280,939	10,530,478
Isuzu Motors Ltd.	207,000	1,225,394
Koito Manufacturing Co., Ltd.	18,000	366,249
Mazda Motor Corp. *	460,000	2,206,226
Mitsubishi Motors Corp. (a)*	107,400	1,149,890
NGK Spark Plug Co., Ltd.	31,000	715,155
NHK Spring Co., Ltd.	23,800	243,283
Nissan Motors Co., Ltd.	423,896	3,636,310
NOK Corp.	14,200	228,769
Stanley Electric Co., Ltd.	22,900	517,345
Sumitomo Rubber Industries Ltd.	27,100	374,048
Suzuki Motor Corp.	63,300	1,640,851
The Yokohama Rubber Co., Ltd.	36,000	320,581
Toyoda Gosei Co., Ltd.	11,300	237,648
Toyota Boshoku Corp.	24,000	273,311
Toyota Industries Corp.	28,800	1,315,925
Toyota Motor Corp.	475,303	27,196,651
Yamaha Motor Co., Ltd.	51,400	678,933

		65,654,863

Banks 2.0%
Aozora Bank Ltd.	185,000	527,222
Fukuoka Financial Group, Inc.	123,000	512,495
Hokuhoku Financial Group, Inc.	173,000	327,793
Mitsubishi UFJ Financial Group, Inc.	2,196,509	13,204,920
Mizuho Financial Group, Inc.	3,960,634	8,393,853
Resona Holdings, Inc.	322,600	1,700,450
Seven Bank Ltd.	116,700	444,812
Shinsei Bank Ltd.	291,000	588,262
Sumitomo Mitsui Financial Group, Inc.	219,246	10,156,817
Sumitomo Mitsui Trust Holdings, Inc.	572,000	2,713,641
Suruga Bank Ltd.	34,000	574,196
The Bank of Kyoto Ltd.	53,000	422,175
The Bank of Yokohama Ltd.	203,000	1,020,415
The Chiba Bank Ltd.	129,000	816,328
The Chugoku Bank Ltd.	24,000	295,424
The Gunma Bank Ltd.	72,000	381,021
The Hachijuni Bank Ltd.	77,000	425,186
The Hiroshima Bank Ltd.	92,000	371,541
The Iyo Bank Ltd.	46,000	430,019
The Joyo Bank Ltd.	108,000	511,212
The Nishi-Nippon City Bank Ltd.	117,000	294,965
The Shizuoka Bank Ltd.	98,000	973,345

6

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yamaguchi Financial Group, Inc.	38,000	346,200

		45,432,292

Capital Goods 2.8%
Amada Co., Ltd.	60,000	485,449
Asahi Glass Co., Ltd.	174,000	984,329
Chiyoda Corp.	29,000	445,802
Daikin Industries Ltd.	40,700	2,334,543
Fanuc Corp.	33,000	5,347,965
Fuji Electric Co., Ltd.	104,000	450,545
Hino Motors Ltd.	44,000	640,282
Hitachi Construction Machinery Co., Ltd.	17,500	334,294
IHI Corp.	228,000	1,033,888
Itochu Corp.	256,900	3,138,617
JGC Corp.	37,000	1,395,350
JTEKT Corp.	36,900	543,285
Kajima Corp.	136,000	501,018
Kawasaki Heavy Industries Ltd.	245,000	1,059,564
Kinden Corp.	30,000	292,570
Komatsu Ltd.	158,809	3,352,268
Kubota Corp.	182,000	2,801,212
Kurita Water Industries Ltd.	18,200	387,820
LIXIL Group Corp.	44,800	1,154,201
Mabuchi Motor Co., Ltd.	4,400	252,608
Makita Corp.	19,300	1,004,146
Marubeni Corp.	281,000	1,960,323
Mitsubishi Corp.	242,500	4,458,635
Mitsubishi Electric Corp.	329,000	3,716,123
Mitsubishi Heavy Industries Ltd.	518,000	3,343,784
Mitsui & Co., Ltd.	299,400	4,009,354
Nabtesco Corp.	18,500	410,124
NGK Insulators Ltd.	46,000	775,651
Nidec Corp.	17,100	1,902,478
NSK Ltd.	78,000	874,580
Obayashi Corp.	108,000	637,603
Shimizu Corp.	98,000	528,261
SMC Corp.	8,800	2,203,987
Sojitz Corp.	215,700	369,780
Sumitomo Corp.	195,500	2,435,993
Sumitomo Electric Industries Ltd.	130,400	2,048,057
Sumitomo Heavy Industries Ltd.	102,000	472,286
Taisei Corp.	157,000	685,712
The Japan Steel Works Ltd.	54,000	266,753
THK Co., Ltd.	20,700	448,702
Toshiba Corp.	694,178	2,885,828
TOTO Ltd.	46,000	727,586
Toyota Tsusho Corp.	36,900	865,223

		63,966,579

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	101,000	996,975
Park24 Co., Ltd.	18,000	370,414
Secom Co., Ltd.	36,900	2,073,027
Toppan Printing Co., Ltd.	97,000	707,343

		4,147,759

Consumer Durables & Apparel 0.7%
Asics Corp.	27,600	476,700
Casio Computer Co., Ltd.	41,300	446,245
Iida Group Holdings Co., Ltd. *	25,100	445,152
Namco Bandai Holdings, Inc.	31,100	705,795
Nikon Corp.	56,700	968,648
Panasonic Corp.	376,312	4,264,989
Rinnai Corp.	6,700	521,293
Sankyo Co., Ltd.	8,900	420,996
Sega Sammy Holdings, Inc.	33,800	807,323
Sekisui Chemical Co., Ltd.	76,000	875,958
Sekisui House Ltd.	93,300	1,286,829
Sharp Corp. *	236,785	803,223
Shimano, Inc.	14,200	1,265,044
Sony Corp.	172,700	2,705,689
Yamaha Corp.	28,500	417,830

		16,411,714

Consumer Services 0.1%
Benesse Holdings, Inc.	11,400	449,099
McDonald’s Holdings Co., Ltd. (a)	11,000	288,406
Oriental Land Co., Ltd.	8,600	1,305,087

		2,042,592

Diversified Financials 0.6%
Acom Co., Ltd. *	88,800	261,198
AEON Financial Service Co., Ltd.	9,900	229,588
Credit Saison Co., Ltd.	27,800	679,632
Daiwa Securities Group, Inc.	287,000	2,661,754
Japan Exchange Group, Inc.	41,300	997,821
Mitsubishi UFJ Lease & Finance Co., Ltd.	97,400	508,839
Nomura Holdings, Inc.	625,700	4,347,364
ORIX Corp.	219,500	3,329,403
SBI Holdings, Inc.	38,090	521,519

		13,537,118

Energy 0.2%
Idemitsu Kosan Co., Ltd.	15,200	337,237
Inpex Corp.	147,800	1,751,245
Japan Petroleum Exploration Co.	8,600	318,691
JX Holdings, Inc.	382,900	1,845,841
Showa Shell Sekiyu K.K.	33,500	318,802
TonenGeneral Sekiyu K.K.	49,000	427,025

		4,998,841

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	106,000	1,321,718
FamilyMart Co., Ltd.	11,200	504,913
Lawson, Inc.	11,300	822,072
Seven & i Holdings Co., Ltd.	129,803	5,116,703

		7,765,406

Food, Beverage & Tobacco 0.7%
Ajinomoto Co., Inc.	101,000	1,425,409
Asahi Group Holdings Ltd.	65,600	1,783,934
Calbee, Inc.	12,000	276,873
Coca-Cola West Co., Ltd.	13,303	260,681
Japan Tobacco, Inc.	188,100	5,806,540
Kikkoman Corp.	25,000	443,930
Kirin Holdings Co., Ltd.	150,000	2,039,956
Meiji Holdings Co., Ltd.	11,300	705,173
Nippon Meat Packers, Inc.	27,000	459,768

 7

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nisshin Seifun Group, Inc.	36,800	365,745
Nissin Food Holdings Co., Ltd.	9,500	411,244
Suntory Beverage & Food Ltd.	21,200	691,931
Toyo Suisan Kaisha Ltd.	16,000	504,186
Yakult Honsha Co., Ltd.	14,600	712,564
Yamazaki Baking Co., Ltd.	26,000	279,909

		16,167,843

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	6,400	363,642
M3, Inc.	136	398,818
Medipal Holdings Corp.	20,000	292,052
Miraca Holdings, Inc.	9,400	444,207
Olympus Corp. *	41,300	1,213,487
Suzuken Co., Ltd.	11,500	397,473
Sysmex Corp.	12,100	665,987
Terumo Corp.	26,200	1,216,661

		4,992,327

Household & Personal Products 0.2%
Kao Corp.	88,919	2,818,897
Shiseido Co., Ltd.	65,000	1,027,694
Unicharm Corp.	19,100	1,037,692

		4,884,283

Insurance 0.5%
MS&AD Insurance Group Holdings, Inc.	87,262	2,021,791
NKSJ Holdings, Inc.	58,500	1,522,482
Sony Financial Holdings, Inc.	27,400	443,248
T&D Holdings, Inc.	100,000	1,218,414
The Dai-ichi Life Insurance Co., Ltd.	148,700	2,231,271
Tokio Marine Holdings, Inc.	119,299	3,483,313

		10,920,519

Materials 1.2%
Air Water, Inc.	26,000	383,155
Asahi Kasei Corp.	218,000	1,649,601
Daicel Corp.	51,000	408,960
Daido Steel Co., Ltd.	39,000	193,922
Hitachi Chemical Co., Ltd.	22,600	324,058
Hitachi Metals Ltd.	37,000	582,874
JFE Holdings, Inc.	82,700	1,713,750
JSR Corp.	31,300	557,350
Kaneka Corp.	58,000	358,705
Kansai Paint Co., Ltd.	40,000	540,301
Kobe Steel Ltd. *	429,000	710,653
Kuraray Co., Ltd.	56,800	636,783
Maruichi Steel Tube Ltd.	8,800	228,894
Mitsubishi Chemical Holdings Corp.	233,500	992,565
Mitsubishi Gas Chemical Co., Inc.	64,000	449,498
Mitsubishi Materials Corp.	193,000	647,911
Mitsui Chemicals, Inc.	141,000	336,583
Nippon Paint Co., Ltd.	29,000	476,678
Nippon Steel & Sumitomo Metal Corp.	1,296,410	3,932,311
Nitto Denko Corp.	28,100	1,249,431
Oji Holdings Corp.	141,000	664,415
Shin-Etsu Chemical Co., Ltd.	69,960	3,873,333
Showa Denko K.K.	250,000	339,217
Sumitomo Chemical Co., Ltd.	257,000	1,041,165
Sumitomo Metal Mining Co., Ltd.	92,000	1,190,360
Taiheiyo Cement Corp.	204,000	754,327
Taiyo Nippon Sanso Corp.	36,000	249,077
Teijin Ltd.	161,000	362,350
Toray Industries, Inc.	252,000	1,645,423
Toyo Seikan Group Holdings Ltd.	26,100	462,960
Ube Industries Ltd.	183,000	375,503
Yamato Kogyo Co., Ltd.	7,700	227,905

		27,560,018

Media 0.1%
Dentsu, Inc.	36,700	1,439,612
Hakuhodo DY Holdings, Inc.	40,300	325,526
Toho Co., Ltd.	20,000	411,157

		2,176,295

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	74,470	4,602,104
Chugai Pharmaceutical Co., Ltd.	40,500	918,733
Daiichi Sankyo Co., Ltd.	116,100	1,935,132
Dainippon Sumitomo Pharma Co., Ltd.	28,500	484,157
Eisai Co., Ltd.	42,600	1,628,278
Hisamitsu Pharmaceutical Co., Inc.	10,700	481,396
Kyowa Hakko Kirin Co., Ltd.	37,000	374,863
Mitsubishi Tanabe Pharma Corp.	37,900	556,478
Ono Pharmaceutical Co., Ltd.	13,700	1,190,632
Otsuka Holdings Co., Ltd.	61,300	1,875,632
Santen Pharmaceutical Co., Ltd.	12,800	536,179
Shionogi & Co., Ltd.	50,200	1,022,703
Taisho Pharmaceutical Holdings Co., Ltd.	5,000	360,964
Takeda Pharmaceutical Co., Ltd.	136,200	6,330,441
Tsumura & Co.	10,100	249,066

		22,546,758

Real Estate 1.1%
Aeon Mall Co., Ltd.	20,200	593,800
Daito Trust Construction Co., Ltd.	12,300	1,161,844
Daiwa House Industry Co., Ltd.	104,000	1,972,671
Hulic Co., Ltd.	45,700	578,946
Japan Prime Realty Investment Corp.	121	414,050
Japan Real Estate Investment Corp.	200	1,032,332
Japan Retail Fund Investment Corp.	374	751,433
Mitsubishi Estate Co., Ltd.	214,502	5,268,406
Mitsui Fudosan Co., Ltd.	144,777	4,571,960
Nippon Building Fund, Inc.	244	1,386,605
Nippon Prologis REIT, Inc.	42	422,116
Nomura Real Estate Holdings, Inc.	20,200	409,404
Nomura Real Estate Office Fund, Inc.	57	251,466

8

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NTT Urban Development Corp.	22,700	220,952
Sumitomo Realty & Development Co., Ltd.	61,000	2,693,338
Tokyo Tatemono Co., Ltd.	70,000	649,458
Tokyu Fudosan Holdings Corp. *	91,200	782,304
United Urban Investment Corp.	403	601,590

		23,762,675

Retailing 0.5%
ABC-Mart, Inc.	5,980	258,563
Don Quijote Holdings Co., Ltd.	10,400	637,455
Fast Retailing Co., Ltd.	9,100	3,310,383
Isetan Mitsukoshi Holdings Ltd.	61,800	781,786
J. Front Retailing Co., Ltd.	83,000	553,263
Marui Group Co., Ltd.	39,900	373,771
Nitori Holdings Co., Ltd.	6,350	616,692
Rakuten, Inc.	124,820	2,042,387
Sanrio Co., Ltd. (a)	7,400	272,195
Shimamura Co., Ltd.	4,200	370,977
Takashimaya Co., Ltd.	46,000	426,483
USS Co., Ltd.	36,500	498,650
Yamada Denki Co., Ltd.	145,200	498,380

		10,640,985

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	23,900	252,265
Rohm Co., Ltd.	16,500	822,271
Sumco Corp. *	27,600	211,154
Tokyo Electron Ltd.	29,400	1,532,797

		2,818,487

Software & Services 0.5%
Dena Co., Ltd. (a)	18,200	349,491
Fujitsu Ltd. *	318,000	1,777,647
Gree, Inc. (a)	24,703	243,072
GungHo Online Entertainment, Inc. (a)*	59,100	365,176
Itochu Techno-Solutions Corp.	8,506	350,243
Kakaku.com, Inc.	24,600	465,157
Konami Corp.	15,600	370,776
Nexon Co., Ltd.	28,900	249,714
Nintendo Co., Ltd.	18,439	2,114,878
Nomura Research Institute Ltd.	16,700	548,861
NTT Data Corp.	23,100	814,462
Oracle Corp., Japan	6,600	262,114
Otsuka Corp.	2,700	320,251
Trend Micro, Inc. *	17,100	525,517
Yahoo Japan Corp.	238,000	1,343,577

		10,100,936

Technology Hardware & Equipment 1.6%
Brother Industries Ltd.	40,400	507,986
Canon, Inc.	194,095	5,669,677
Citizen Holdings Co., Ltd.	49,100	382,363
FUJIFILM Holdings Corp.	79,811	2,325,846
Hamamatsu Photonics K.K.	11,300	474,058
Hirose Electric Co., Ltd.	5,200	728,202
Hitachi High-Technologies Corp.	10,900	249,594
Hitachi Ltd.	828,079	6,312,772
Hoya Corp.	73,707	2,036,803
Ibiden Co., Ltd.	22,300	408,723
Keyence Corp.	7,900	3,243,838
Konica Minolta, Inc.	83,000	876,242
Kyocera Corp.	55,800	2,495,362
Murata Manufacturing Co., Ltd.	34,774	3,228,881
NEC Corp.	422,000	1,219,513
Nippon Electric Glass Co., Ltd.	65,000	292,703
Omron Corp.	34,600	1,367,994
Ricoh Co., Ltd.	118,000	1,239,979
Shimadzu Corp.	42,000	372,742
TDK Corp.	21,000	947,551
Yaskawa Electric Corp.	37,000	503,047
Yokogawa Electric Corp.	36,600	566,891

		35,450,767

Telecommunication Services 1.1%
KDDI Corp.	92,700	5,104,262
Nippon Telegraph & Telephone Corp.	64,678	3,461,703
NTT DoCoMo, Inc.	263,600	4,220,446
Softbank Corp.	165,500	11,981,669

		24,768,080

Transportation 0.9%
ANA Holdings, Inc.	193,000	409,032
Central Japan Railway Co.	24,600	2,695,648
East Japan Railway Co.	57,260	4,229,271
Hankyu Hanshin Holdings, Inc.	207,000	1,047,481
Japan Airlines Co., Ltd.	10,800	540,580
Kamigumi Co., Ltd.	40,000	358,266
Keikyu Corp.	78,000	615,678
Keio Corp.	97,000	621,619
Keisei Electric Railway Co., Ltd.	47,000	416,015
Kintetsu Corp.	308,000	1,058,972
Mitsubishi Logistics Corp.	18,000	251,541
Mitsui O.S.K. Lines Ltd.	192,000	787,005
Nippon Express Co., Ltd.	137,000	643,500
Nippon Yusen K.K.	279,000	863,387
Odakyu Electric Railway Co., Ltd.	108,000	947,266
Tobu Railway Co., Ltd.	176,000	815,909
Tokyu Corp.	196,000	1,215,376
West Japan Railway Co.	28,000	1,146,940
Yamato Holdings Co., Ltd.	64,800	1,356,637

		20,020,123

Utilities 0.5%
Chubu Electric Power Co., Inc.	113,300	1,342,832
Electric Power Development Co., Ltd.	22,200	657,707
Hokkaido Electric Power Co., Inc. *	32,100	335,835
Hokuriku Electric Power Co.	29,200	355,866
Kyushu Electric Power Co., Inc. *	77,200	885,802
Osaka Gas Co., Ltd.	323,000	1,304,483
Shikoku Electric Power Co., Inc. *	27,700	399,733
The Chugoku Electric Power Co., Inc.	49,500	642,461
The Kansai Electric Power Co., Inc. *	121,300	1,304,174
Toho Gas Co., Ltd.	71,000	327,939
Tohoku Electric Power Co., Inc. *	78,700	848,816

 9

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tokyo Electric Power Co., Inc. *	253,490	1,150,424
Tokyo Gas Co., Ltd.	413,201	2,049,202

		11,605,274

		452,372,534

Netherlands 2.6%

Capital Goods 0.3%
Koninklijke Boskalis Westminster N.V.	13,058	626,132
Koninklijke Philips N.V.	168,114	5,832,568
OCI *	14,400	668,189

		7,126,889

Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	21,628	1,371,576

Diversified Financials 0.4%
ING Groep N.V. CVA *	661,381	8,734,848

Energy 0.1%
Fugro N.V. CVA	11,905	622,561
Koninklijke Vopak N.V.	11,680	641,939

		1,264,500

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	172,140	2,865,316

Food, Beverage & Tobacco 0.6%
Heineken Holding N.V.	17,645	1,016,184
Heineken N.V.	39,729	2,420,519
Unilever N.V. CVA	280,698	10,473,337

		13,910,040

Insurance 0.2%
Aegon N.V.	306,093	2,668,079
Delta Lloyd N.V.	33,185	852,548

		3,520,627

Materials 0.2%
Akzo Nobel N.V.	40,991	2,948,153
Koninklijke DSM N.V.	26,671	1,765,480

		4,713,633

Media 0.2%
Reed Elsevier N.V.	119,657	2,467,755
Wolters Kluwer N.V.	52,021	1,435,260

		3,903,015

Real Estate 0.0%
Corio N.V.	13,143	558,531

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	61,594	5,212,227

Software & Services 0.1%
Gemalto N.V.	13,458	1,516,821

Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V. *	545,973	2,042,870
Ziggo N.V.	27,244	1,183,203

		3,226,073

Transportation 0.0%
TNT Express N.V.	60,393	532,023

		58,456,119

New Zealand 0.1%

Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	62,228	397,427

Materials 0.1%
Fletcher Building Ltd.	122,603	898,083

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	299,008	567,053

Transportation 0.0%
Auckland International Airport Ltd.	181,136	534,603

Utilities 0.0%
Contact Energy Ltd.	75,447	314,375

		2,711,541

Norway 0.8%

Banks 0.1%
DnB A.S.A.	167,663	2,847,299

Energy 0.4%
Aker Solutions A.S.A.	25,567	392,679
Seadrill Ltd.	65,340	2,347,295
Statoil A.S.A.	192,541	4,563,347
Subsea 7 S.A.	43,035	739,022

		8,042,343

Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	138,506	1,078,211

Insurance 0.0%
Gjensidige Forsikring A.S.A.	35,100	674,638

Materials 0.1%
Norsk Hydro A.S.A.	224,252	1,020,220
Yara International A.S.A.	31,361	1,295,131

		2,315,351

Telecommunication Services 0.1%
Telenor A.S.A.	117,928	2,453,342

		17,411,184

Portugal 0.2%

Banks 0.0%
Banco Espirito Santo, S.A. - Reg’d *	311,555	472,601

Energy 0.1%
Galp Energia, SGPS, S.A.	59,533	920,398

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	43,194	738,487

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	109,146	479,750

Utilities 0.1%
EDP - Energias de Portugal S.A.	353,045	1,325,409

		3,936,645

10

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Singapore 1.4%

Banks 0.5%
DBS Group Holdings Ltd.	295,246	3,812,945
Oversea-Chinese Banking Corp., Ltd.	442,552	3,215,520
United Overseas Bank Ltd.	221,233	3,459,375

		10,487,840

Capital Goods 0.2%
Keppel Corp., Ltd.	251,800	2,050,564
Noble Group Ltd.	740,000	549,083
SembCorp Industries Ltd.	173,000	710,246
SembCorp Marine Ltd.	152,000	482,841
Singapore Technologies Engineering Ltd.	278,000	823,381
Yangzijiang Shipbuilding Holdings Ltd.	319,000	287,129

		4,903,244

Consumer Services 0.1%
Genting Singapore plc	1,053,000	1,133,885

Diversified Financials 0.0%
Singapore Exchange Ltd.	163,000	872,904

Food & Staples Retailing 0.0%
Olam International Ltd. (a)	200,000	231,462

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,217,000	494,183
Wilmar International Ltd.	348,000	849,774

		1,343,957

Media 0.0%
Singapore Press Holdings Ltd. (a)	270,000	844,795

Real Estate 0.2%
Ascendas REIT	327,000	543,251
CapitaCommercial Trust	267,000	296,304
CapitaLand Ltd.	428,000	921,855
CapitaMall Trust	391,000	570,624
CapitaMalls Asia Ltd.	195,000	268,081
City Developments Ltd.	74,000	505,370
Global Logistic Properties Ltd.	542,000	1,186,291
Keppel Land Ltd.	102,000	251,920
UOL Group Ltd.	95,000	435,086

		4,978,782

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	19,000	518,887

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,355,237	3,738,849
StarHub Ltd.	141,000	471,243

		4,210,092

Transportation 0.1%
ComfortDelGro Corp., Ltd.	344,000	519,883
Hutchison Port Holdings Trust, Class U	901,000	597,948
Singapore Airlines Ltd.	98,000	735,502

		1,853,333

		31,379,181

Spain 3.3%

Banks 1.6%
Banco Bilbao Vizcaya Argentaria S.A.	998,410	11,909,826
Banco de Sabadell S.A.	576,049	1,699,494
Banco Popular Espanol S.A.	242,483	1,663,310
Banco Santander S.A.	1,958,430	16,848,732
Bankia S.A. *	617,188	1,063,553
CaixaBank S.A.	299,954	1,838,336

		35,023,251

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	25,244	886,027
Ferrovial S.A.	69,156	1,326,953
Zardoya Otis S.A.	27,869	467,644

		2,680,624

Energy 0.2%
Repsol S.A.	150,536	3,518,306

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	106,667	876,507

Insurance 0.0%
Mapfre S.A.	179,729	741,137

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	26,346	1,364,362

Retailing 0.2%
Inditex S.A.	37,431	5,574,756

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	65,571	2,593,853

Telecommunication Services 0.5%
Telefonica S.A.	705,785	10,870,052

Transportation 0.1%
Abertis Infraestructuras S.A.	67,905	1,515,309
International Consolidated Airlines Group S.A. *	175,975	1,203,923

		2,719,232

Utilities 0.4%
Enagas S.A.	33,328	911,053
Gas Natural SDG S.A.	60,724	1,500,707
Iberdrola S.A.	828,827	5,103,623
Red Electrica Corp. S.A.	18,412	1,287,676

		8,803,059

		74,765,139

Sweden 3.1%

Banks 0.8%
Nordea Bank AB	523,397	6,984,211
Skandinaviska Enskilda Banken AB, A Shares	258,951	3,336,501
Svenska Handelsbanken AB, A Shares	86,342	4,097,102
Swedbank AB, A Shares	156,048	4,072,015

		18,489,829

 11

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.9%
Alfa Laval AB	54,804	1,327,793
Assa Abloy AB, B Shares	57,386	2,857,227
Atlas Copco AB, A Shares	114,548	3,103,736
Atlas Copco AB, B Shares	67,818	1,692,823
Sandvik AB	184,538	2,581,655
Scania AB, B Shares	55,788	1,139,824
Skanska AB, B Shares	65,638	1,292,310
SKF AB, B Shares	68,126	1,802,922
Volvo AB, B Shares	261,428	3,456,582

		19,254,872

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	54,176	562,281

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	41,795	886,277
Husqvarna AB, B Shares	66,683	386,350

		1,272,627

Diversified Financials 0.2%
Industrivarden AB, C Shares	19,617	354,748
Investment AB Kinnevik, B Shares	38,745	1,518,581
Investor AB, B Shares	78,750	2,546,011

		4,419,340

Energy 0.0%
Lundin Petroleum AB *	39,631	685,459

Food, Beverage & Tobacco 0.1%
Swedish Match AB	33,880	991,437

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	62,504	909,907
Getinge AB, B Shares	34,780	1,194,106

		2,104,013

Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A, B Shares	99,978	2,842,911

Materials 0.0%
Boliden AB	47,175	715,287

Retailing 0.3%
Hennes & Mauritz AB, B Shares	163,601	7,034,756

Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	40,616	1,286,560
Telefonaktiebolaget LM Ericsson, B Shares	525,251	6,431,624

		7,718,184

Telecommunication Services 0.2%
Millicom International Cellular S.A. SDR	11,852	1,151,920
Tele2 AB, B Shares	53,012	582,976
TeliaSonera AB	405,990	3,006,784

		4,741,680

		70,832,676

Switzerland 8.8%

Capital Goods 0.6%
ABB Ltd. - Reg’d *	378,919	9,424,973
Geberit AG - Reg’d	6,617	1,918,155
Schindler Holding AG	8,056	1,166,614
Schindler Holding AG - Reg’d	3,737	548,618
Sulzer AG - Reg’d	4,467	672,615

		13,730,975

Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg’d *	22,778	1,789,133
SGS S.A. - Reg’d	947	2,141,256

		3,930,389

Consumer Durables & Apparel 0.5%
Cie Financiere Richemont S.A.	89,948	8,320,635
The Swatch Group AG - Bearer Shares	5,269	3,131,500
The Swatch Group AG - Reg’d	7,213	738,626

		12,190,761

Diversified Financials 1.0%
Credit Suisse Group AG - Reg’d *	260,983	7,863,661
Julius Baer Group Ltd. *	38,701	1,876,237
Pargesa Holding S.A.	4,900	394,239
Partners Group Holding AG	2,903	687,504
UBS AG - Reg’d *	628,500	12,465,845

		23,287,486

Energy 0.1%
Transocean Ltd.	61,613	2,680,054

Food, Beverage & Tobacco 1.9%
Aryzta AG *	14,543	1,142,788
Barry Callebaut AG - Reg’d *	419	495,950
Coca-Cola HBC AG ADR	28,832	761,165
Lindt & Spruengli AG	146	655,402
Lindt & Spruengli AG - Reg’d	17	911,173
Nestle S.A. - Reg’d	555,678	40,270,706

		44,237,184

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d *	8,461	1,162,025

Insurance 0.7%
Baloise Holding AG - Reg’d	8,221	982,025
Swiss Life Holding AG - Reg’d *	5,377	1,157,284
Swiss Re AG *	60,684	5,237,093
Zurich Insurance Group AG *	25,653	7,437,850

		14,814,252

Materials 0.5%
EMS-Chemie Holding AG - Reg’d	1,449	498,770
Givaudan S.A. - Reg’d *	1,432	2,117,526
Holcim Ltd. - Reg’d *	39,253	2,849,079
Sika AG	380	1,250,522
Syngenta AG - Reg’d	16,084	5,686,207

		12,402,104

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
Actelion Ltd. - Reg’d *	17,805	1,671,691
Lonza Group AG - Reg’d *	8,936	896,338
Novartis AG - Reg’d	396,368	31,329,252
Roche Holding AG	121,061	33,214,969

		67,112,250

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	9,117	708,260

12

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Swisscom AG - Reg’d	4,017	2,206,615

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	9,006	1,195,551

		199,657,906

United Kingdom 21.1%

Automobiles & Components 0.1%
GKN plc	280,830	1,816,937

Banks 3.0%
Barclays plc	2,633,215	11,755,326
HSBC Holdings plc	3,214,670	32,988,097
Lloyds Banking Group plc *	8,608,299	11,739,486
Royal Bank of Scotland Group plc *	373,957	2,083,271
Standard Chartered plc	417,618	8,487,645

		67,053,825

Capital Goods 1.0%
Wolseley plc	45,847	2,467,348
BAE Systems plc	558,352	3,939,105
Bunzl plc	58,802	1,339,501
Cobham plc	186,038	897,617
IMI plc	54,564	1,338,972
Meggitt plc	136,472	1,157,058
Melrose Industries plc	219,254	1,113,637
Rolls-Royce Holdings plc *	323,998	6,310,457
Smiths Group plc	66,657	1,571,978
The Weir Group plc	35,677	1,226,632
Travis Perkins plc	42,514	1,213,063

		22,575,368

Commercial & Professional Supplies 0.4%
Aggreko plc	47,091	1,194,642
Babcock International Group plc	60,855	1,388,941
Capita plc	113,550	1,832,179
Experian plc	171,728	2,931,311
G4S plc	267,361	1,046,500
Intertek Group plc	28,352	1,318,188
Serco Group plc	86,020	616,748

		10,328,509

Consumer Durables & Apparel 0.1%
Burberry Group plc	76,931	1,826,589
Persimmon plc *	52,253	1,125,902

		2,952,491

Consumer Services 0.5%
Carnival plc	32,775	1,343,514
Compass Group plc	311,869	4,660,987
InterContinental Hotels Group plc	44,075	1,424,914
TUI Travel plc	79,902	558,127
Whitbread plc	30,550	1,881,134
William Hill plc	151,700	828,019

		10,696,695

Diversified Financials 0.3%
3i Group plc	167,421	1,026,013
Aberdeen Asset Management plc	167,236	1,072,647
Hargreaves Lansdown plc	36,999	902,462
ICAP plc	99,435	630,848
Investec plc	101,621	653,567
London Stock Exchange Group plc	30,385	917,025
Schroders plc	17,787	719,931

		5,922,493

Energy 3.4%
AMEC plc	51,985	878,761
BG Group plc	586,667	9,860,651
BP plc	3,248,033	25,454,998
Petrofac Ltd.	45,154	857,340
Royal Dutch Shell plc, A Shares	658,517	22,812,070
Royal Dutch Shell plc, B Shares	432,923	15,835,088
Tullow Oil plc	158,131	2,047,033

		77,745,941

Food & Staples Retailing 0.4%
J. Sainsbury plc	214,494	1,214,755
Tesco plc	1,392,557	7,317,830
WM Morrison Supermarkets plc	380,606	1,499,855

		10,032,440

Food, Beverage & Tobacco 2.4%
Associated British Foods plc	61,387	2,735,686
British American Tobacco plc	327,889	15,646,105
Coca-Cola HBC AG CDI *	7,420	196,535
Diageo plc	432,673	12,831,424
Imperial Tobacco Group plc	167,033	6,095,389
SABMiller plc	165,765	7,447,887
Tate & Lyle plc	79,230	985,357
Unilever plc	221,158	8,488,036

		54,426,419

Health Care Equipment & Services 0.1%
Smith & Nephew plc	155,147	2,231,767

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	111,441	8,343,880

Insurance 1.1%
Admiral Group plc	35,329	837,966
Aviva plc	502,361	3,674,990
Direct Line Insurance Group plc	187,592	815,328
Legal & General Group plc	1,008,478	3,561,677
Old Mutual plc	843,756	2,387,743
Prudential plc	441,004	8,877,476
Resolution Ltd.	244,640	1,400,654
RSA Insurance Group plc	630,055	1,004,674
Standard Life plc	409,148	2,451,497

		25,012,005

Materials 1.9%
Anglo American plc	240,448	5,669,518
Antofagasta plc	68,305	949,665
BHP Billiton plc	363,939	10,713,845
Croda International plc	25,002	989,017
Fresnillo plc	29,153	364,099
Glencore Xstrata plc	1,828,376	9,640,042

 13

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Johnson Matthey plc	35,234	1,867,636
Randgold Resources Ltd.	14,737	1,013,002
Rexam plc	132,952	1,075,761
Rio Tinto plc	219,075	11,652,241

		43,934,826

Media 0.7%
British Sky Broadcasting Group plc	181,601	2,615,155
ITV plc	633,783	2,045,155
Pearson plc	139,703	2,552,387
Reed Elsevier plc	204,457	2,978,102
WPP plc	229,591	4,810,493

		15,001,292

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
AstraZeneca plc	215,829	13,686,601
GlaxoSmithKline plc	844,127	21,697,565
Shire plc	94,681	4,725,191

		40,109,357

Real Estate 0.3%
British Land Co., plc	163,326	1,761,144
Hammerson plc	126,093	1,087,292
Intu Properties plc	111,892	580,110
Land Securities Group plc	134,804	2,276,108
Segro plc	131,113	725,837

		6,430,491

Retailing 0.3%
Kingfisher plc	410,525	2,489,119
Marks & Spencer Group plc	276,971	2,140,317
Next plc	26,779	2,746,646

		7,376,082

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	241,108	3,680,627

Software & Services 0.1%
The Sage Group plc	179,166	1,201,453

Telecommunication Services 1.8%
BT Group plc	1,362,716	8,581,123
Inmarsat plc	75,804	870,843
Vodafone Group plc	8,348,681	30,937,839

		40,389,805

Transportation 0.0%
easyJet plc	27,466	741,848

Utilities 0.8%
Centrica plc	887,829	4,534,186
National Grid plc	642,719	8,319,733
Severn Trent plc	41,151	1,165,629
SSE plc	165,428	3,549,085
United Utilities Group plc	117,499	1,380,888

		18,949,521

		476,954,072

Total Common Stock
(Cost $1,659,766,704)		2,167,723,748

Preferred Stock 0.6% of net assets

Germany 0.6%

Automobiles & Components 0.4%
Bayerische Motoren Werke AG	9,094	728,803
Porsche Automobil Holding SE	26,515	2,586,821
Volkswagen AG	24,920	6,289,036

		9,604,660

Household & Personal Products 0.2%
Henkel AG & Co. KGaA	30,734	3,326,841

Materials 0.0%
Fuchs Petrolub SE	6,305	567,437

Total Preferred Stock
(Cost $8,735,993)		13,498,938

Rights 0.0% of net assets

Austria 0.0%

Banks 0.0%
Raiffeisen Bank International AG (b)(c)*	9,443	—

Spain 0.0%

Banks 0.0%
Banco Popular Espanol S.A. *	242,483	13,409
Banco Santander S.A. (b)(c)*	1,937,021	389,439

		402,848

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A. *	25,244	14,367

		417,215

Total Rights
(Cost $431,246)		417,215

Other Investment Company 0.4% of net assets

United States 0.4%
iShares MSCI EAFE ETF	140,000	8,905,400

Total Other Investment Company
(Cost $8,089,400)		8,905,400

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 3.7% of net assets

Time Deposits 3.5%
Brown Brothers Harriman
Japanese Yen
0.01%, 02/03/14	1,930,417	18,894

14

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)
DNB
US Dollar
0.03%, 02/03/14	10,939,895	10,939,895
Wells Fargo
Euro Currency
0.02%, 02/03/14	43,540	58,722
Pound Sterling
0.08%, 02/03/14	393,514	646,896
US Dollar
0.03%, 02/03/14	67,883,748	67,883,748

		79,548,155

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.03%, 03/20/14 (d)(e)	600,000	599,976
0.04%, 03/20/14 (d)(e)	300,000	299,986
0.05%, 03/20/14 (d)(e)	200,000	199,987
0.06%, 03/20/14 (d)(e)	4,250,000	4,249,685

		5,349,634

Total Short-Term Investments
(Cost $84,897,773)		84,897,789

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	4,189,279	4,189,279

Total Collateral Invested for Securities on Loan
(Cost $4,189,279)		4,189,279

End of collateral invested for securities on loan.

At 01/31/14, the tax basis cost of the fund’s investments was $1,770,738,695 and the unrealized appreciation and depreciation were $610,858,522 and ($106,154,127), respectively, with a net unrealized appreciation of $504,704,395.

At 01/31/14, the values of certain foreign securities held by the fund aggregating $2,149,764,900 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,649,765.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $389,439 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.
(g)	Securities are traded on separate exchanges for the same entity.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange traded fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 01/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contract
MSCI EAFE, e-mini, Long, expires 03/21/14	750	68,167,500	(800,377)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

 15

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, futures contracts and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

16

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 17

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$484,707,275	$—	$484,707,275
Austria[1]	—	5,191,253	—	5,191,253
Energy	1,061,334	—	—	1,061,334
Belgium[1]	—	24,963,270	—	24,963,270
Media	559,110	—	—	559,110
Denmark[1]	—	11,230,675	—	11,230,675
Pharmaceuticals, Biotechnology & Life Sciences	13,582,798	1,683,318	—	15,266,116
Telecommunication Services	1,272,648	—	—	1,272,648
France[1]	—	167,060,914	—	167,060,914
Capital Goods	973,574	34,873,063	—	35,846,637
Software & Services	1,316,655	2,809,469	—	4,126,124
Telecommunication Services	1,032,603	9,459,688	—	10,492,291
Germany[1]	—	187,821,659	—	187,821,659
Media	511,765	3,339,141	—	3,850,906
Ireland[1]	—	4,754,756	—	4,754,756
Food, Beverage & Tobacco	1,734,324	—	—	1,734,324
Transportation	221,100	—	—	221,100
Japan[1]	—	435,960,820	—	435,960,820
Consumer Durables & Apparel	445,152	15,966,562	—	16,411,714
Netherlands[1]	—	51,329,230	—	51,329,230
Capital Goods	668,189	6,458,700	—	7,126,889
New Zealand[1]	—	2,176,938	—	2,176,938
Transportation	534,603	—	—	534,603
Norway[1]	—	9,368,841	—	9,368,841
Energy	739,022	7,303,321	—	8,042,343
Switzerland[1]	—	155,420,722	—	155,420,722
Food, Beverage & Tobacco	2,327,740	41,909,444	—	44,237,184
United Kingdom[1]	—	359,194,834	—	359,194,834
Energy	857,340	76,888,601	—	77,745,941
Insurance	1,004,674	24,007,331	—	25,012,005
Media	2,615,155	12,386,137	—	15,001,292
Preferred Stock[1]	—	13,498,938	—	13,498,938
Rights
Spain
Banks	13,409	—	389,439	402,848
Capital Goods	14,367	—	—	14,367
Other Investment Company[1]	8,905,400	—	—	8,905,400
Short-Term Investments[1]	—	84,897,789	—	84,897,789

Total	$40,390,962	$2,234,662,689	$389,439	$2,275,443,090

Other Financial Instruments
Collateral Invested for Securities on Loan	$4,189,279	$—	$—	$4,189,279

18

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Futures Contract[2]	($800,377)	$—	$—	($800,377)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Preferred Stock
United Kingdom	$41,914	$460	$349	$—	($42,723)	$—	$—	$—
Rights
Spain	$389,200	—	($30,904)	$402,792	($371,649)	$—	$—	$389,439

Total	$431,114	$460	($30,555)	$402,792	($414,372)	$—	$—	$389,439

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $5,433,852 and $7,156,058 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2014. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

On January 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46820JAN14

 19

Schwab Capital Trust
Schwab Core Equity Fund™

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Common Stock	1,791,396,885	2,205,574,683
1.0%	Other Investment Company	22,743,192	22,743,192
0.0%	Short-Term Investment	599,953	599,955

99.7%	Total Investments	1,814,740,030	2,228,917,830
0.3%	Other Assets and Liabilities, Net		6,784,423

100.0%	Net Assets		2,235,702,253

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Automobiles & Components 0.4%
Ford Motor Co.	528,000	7,898,880

Banks 4.9%
The PNC Financial Services Group, Inc.	455,800	36,409,304
Wells Fargo & Co.	1,626,000	73,722,840

		110,132,144

Capital Goods 5.8%
Danaher Corp.	245,600	18,270,184
Emerson Electric Co.	94,100	6,204,954
General Dynamics Corp.	124,300	12,592,833
General Electric Co.	396,100	9,953,993
IDEX Corp.	34,000	2,448,340
Masco Corp.	252,200	5,336,552
Northrop Grumman Corp.	229,000	26,460,950
Regal-Beloit Corp.	37,000	2,741,330
The Boeing Co.	290,000	36,325,400
United Rentals, Inc. *	119,600	9,680,424

		130,014,960

Commercial & Professional Supplies 0.9%
Manpowergroup, Inc.	55,700	4,339,030
Waste Management, Inc.	402,300	16,808,094

		21,147,124

Consumer Durables & Apparel 2.8%
Hanesbrands, Inc.	79,900	5,684,086
Jarden Corp. *	332,250	20,084,513
NIKE, Inc., Class B	412,700	30,065,195
Ralph Lauren Corp.	3,200	502,048
Whirlpool Corp.	41,800	5,571,940

		61,907,782

Consumer Services 3.0%
International Game Technology	921,100	13,291,473
MGM Resorts International *	1,146,400	27,926,304
Service Corp. International	603,300	10,678,410
Wyndham Worldwide Corp.	204,000	14,471,760

		66,367,947

Diversified Financials 6.3%
Ameriprise Financial, Inc.	86,300	9,116,732
Bank of America Corp.	1,574,000	26,364,500
Berkshire Hathaway, Inc., Class B *	112,100	12,510,360
Citigroup, Inc.	315,000	14,940,450
JPMorgan Chase & Co.	641,940	35,537,798
Morgan Stanley	140,000	4,131,400
State Street Corp.	153,000	10,243,350
The Bank of New York Mellon Corp.	825,000	26,367,000
Waddell & Reed Financial, Inc., Class A	16,100	1,043,602

		140,255,192

Energy 11.3%
Anadarko Petroleum Corp.	177,200	14,298,268
Baker Hughes, Inc.	257,000	14,556,480
Chevron Corp.	456,700	50,981,421
ConocoPhillips	650,100	42,223,995
EOG Resources, Inc.	174,000	28,751,760
Exxon Mobil Corp.	145,500	13,409,280
Hess Corp.	125,600	9,481,544
Marathon Petroleum Corp.	172,000	14,972,600
Murphy Oil Corp.	233,065	13,193,810
Occidental Petroleum Corp.	424,190	37,146,318
Phillips 66	142,100	10,386,089
SM Energy Co.	53,200	4,402,832

		253,804,397

Food & Staples Retailing 1.3%
The Kroger Co.	226,400	8,173,040
Walgreen Co.	346,000	19,843,100

		28,016,140

Food, Beverage & Tobacco 5.9%
Altria Group, Inc.	325,800	11,474,676
Archer-Daniels-Midland Co.	864,500	34,130,460
Hillshire Brands Co.	495,600	17,653,272
Molson Coors Brewing Co., Class B	116,500	6,132,560

 1

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PepsiCo, Inc.	680,400	54,676,944
Tyson Foods, Inc., Class A	185,000	6,919,000

		130,986,912

Health Care Equipment & Services 5.5%
Align Technology, Inc. *	79,400	4,717,948
Becton, Dickinson & Co.	71,400	7,719,768
Boston Scientific Corp. *	332,500	4,498,725
Cardinal Health, Inc.	21,400	1,455,628
CareFusion Corp. *	614,500	25,053,165
Cigna Corp.	316,300	27,299,853
Covidien plc	87,000	5,936,880
McKesson Corp.	59,200	10,325,072
Medtronic, Inc.	650,300	36,780,968

		123,788,007

Household & Personal Products 1.1%
Energizer Holdings, Inc.	236,800	22,377,600
Kimberly-Clark Corp.	26,900	2,942,053

		25,319,653

Insurance 2.1%
American International Group, Inc.	134,300	6,441,028
CNO Financial Group, Inc.	423,600	7,175,784
Genworth Financial, Inc., Class A *	137,100	2,022,225
MetLife, Inc.	204,700	10,040,535
Protective Life Corp.	34,000	1,666,340
Prudential Financial, Inc.	60,100	5,071,839
Reinsurance Group of America, Inc.	76,500	5,712,255
The Travelers Cos., Inc.	109,500	8,900,160

		47,030,166

Materials 4.2%
Ashland, Inc.	29,700	2,756,457
Avery Dennison Corp.	236,900	11,672,063
International Paper Co.	142,000	6,779,080
PPG Industries, Inc.	193,000	35,195,480
Reliance Steel & Aluminum Co.	20,700	1,447,965
Steel Dynamics, Inc.	343,200	5,662,800
The Dow Chemical Co.	684,700	31,160,697

		94,674,542

Media 2.7%
Comcast Corp., Class A	455,000	24,774,750
Live Nation Entertainment, Inc. *	239,800	5,100,546
Time Warner, Inc.	186,300	11,705,229
Viacom Inc., Class B	241,800	19,851,780

		61,432,305

Pharmaceuticals, Biotechnology & Life Sciences 10.2%
AbbVie, Inc.	220,000	10,830,600
Actavis plc *	55,300	10,450,594
Amgen, Inc.	285,552	33,966,410
Celgene Corp. *	266,800	40,534,924
Johnson & Johnson	386,700	34,211,349
Merck & Co., Inc.	230,980	12,235,011
Pfizer, Inc.	2,076,500	63,125,600
Thermo Fisher Scientific, Inc.	191,300	22,026,282

		227,380,770

Real Estate 0.1%
RLJ Lodging Trust	62,600	1,563,748

Retailing 4.0%
Best Buy Co., Inc.	315,600	7,429,224
GameStop Corp., Class A	70,500	2,472,435
Liberty Interactive Corp., Class A *	1,160,200	30,988,942
Macy’s, Inc.	591,500	31,467,800
Staples, Inc.	393,600	5,179,776
The Home Depot, Inc.	146,000	11,220,100

		88,758,277

Semiconductors & Semiconductor Equipment 0.1%
Lam Research Corp. *	36,200	1,832,082

Software & Services 8.9%
Activision Blizzard, Inc.	740,800	12,689,904
CA, Inc.	945,000	30,315,600
Computer Sciences Corp.	470,500	28,422,905
Google, Inc., Class A *	14,500	17,124,065
Jack Henry & Associates, Inc.	164,800	9,192,544
MasterCard, Inc., Class A	144,000	10,897,920
Microsoft Corp.	756,800	28,644,880
Oracle Corp.	1,169,900	43,169,310
Synopsys, Inc. *	474,942	18,931,188

		199,388,316

Technology Hardware & Equipment 8.8%
Apple, Inc.	72,100	36,093,260
Cisco Systems, Inc.	1,476,600	32,352,306
Hewlett-Packard Co.	1,065,000	30,885,000
NetApp, Inc.	231,400	9,797,476
SanDisk Corp.	152,700	10,620,285
TE Connectivity Ltd.	294,900	16,664,799
Western Digital Corp.	351,400	30,280,138
Xerox Corp.	2,782,200	30,186,870

		196,880,134

Telecommunication Services 2.4%
AT&T, Inc.	789,500	26,306,140
Telephone & Data Systems, Inc.	298,971	8,078,197
Verizon Communications, Inc.	413,300	19,846,666

		54,231,003

Transportation 1.4%
Delta Air Lines, Inc.	281,300	8,610,593
FedEx Corp.	163,200	21,757,824

		30,368,417

2

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 4.6%
Ameren Corp.	562,000	21,266,080
American Electric Power Co., Inc.	421,700	20,583,177
CenterPoint Energy, Inc.	610,800	14,292,720
Edison International	278,700	13,422,192
NextEra Energy, Inc.	138,200	12,704,726
The AES Corp.	1,431,500	20,126,890

		102,395,785

Total Common Stock
(Cost $1,791,396,885)		2,205,574,683

Other Investment Company 1.0% of net assets

Money Market Fund 1.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	22,743,192	22,743,192

Total Other Investment Company
(Cost $22,743,192)		22,743,192

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.06%, 03/20/14 (a)(b)	600,000	599,955

Total Short-Term Investment
(Cost $599,953)		599,955

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $1,816,850,787 and the unrealized appreciation and depreciation were $421,511,597 and ($9,444,554), respectively, with a net unrealized appreciation of $412,067,043.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.

In addition to the above, the fund held the following at 01/31/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/21/14	201	17,854,830	45,718

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 3

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

4

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,205,574,683	$—	$—	$2,205,574,683
Other Investment Company[1]	22,743,192	—	—	22,743,192
Short-Term Investment[1]	—	599,955	—	599,955

Total	$2,228,317,875	$599,955	$—	$2,228,917,830

Other Financial Instruments
Futures Contracts[2]	$45,718	$—	$—	$45,718

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

On January 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46823JAN14

 5

Schwab Capital Trust
Schwab Dividend Equity Fund™

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Common Stock	1,466,087,510	1,792,098,304
0.9%	Short-Term Investments	16,958,732	16,958,734

99.6%	Total Investments	1,483,046,242	1,809,057,038
0.4%	Other Assets and Liabilities, Net		7,380,498

100.0%	Net Assets		1,816,437,536

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Automobiles & Components 0.9%
Ford Motor Co.	1,109,300	16,595,128

Banks 6.8%
CIT Group, Inc.	43,800	2,038,890
First Niagara Financial Group, Inc.	387,000	3,343,680
Huntington Bancshares, Inc.	430,000	3,900,100
Ocwen Financial Corp. *	48,500	2,140,790
Regions Financial Corp.	376,400	3,827,988
The PNC Financial Services Group, Inc.	461,400	36,856,632
Wells Fargo & Co.	1,569,100	71,142,994

		123,251,074

Capital Goods 5.9%
3M Co.	81,400	10,434,666
Emerson Electric Co.	329,700	21,740,418
Exelis, Inc.	46,700	914,853
General Electric Co.	994,000	24,979,220
IDEX Corp.	17,500	1,260,175
ITT Corp.	99,500	4,074,525
MRC Global, Inc. *	23,800	664,496
Northrop Grumman Corp.	217,200	25,097,460
The Boeing Co.	137,800	17,260,828

		106,426,641

Commercial & Professional Supplies 2.4%
KAR Auction Services, Inc.	47,300	1,315,886
Manpowergroup, Inc.	16,800	1,308,720
Pitney Bowes, Inc.	349,800	8,807,964
R.R. Donnelley & Sons Co.	804,000	14,849,880
Waste Management, Inc.	397,000	16,586,660

		42,869,110

Consumer Durables & Apparel 1.0%
Hasbro, Inc.	51,900	2,549,328
Whirlpool Corp.	116,400	15,516,120

		18,065,448

Consumer Services 1.2%
Bally Technologies, Inc. *	8,200	601,224
H&R Block, Inc.	224,800	6,833,920
International Game Technology	415,000	5,988,450
Wyndham Worldwide Corp.	120,000	8,512,800

		21,936,394

Diversified Financials 10.8%
Ameriprise Financial, Inc.	266,000	28,100,240
Bank of America Corp.	865,000	14,488,750
Berkshire Hathaway, Inc., Class B *	37,900	4,229,640
Capital One Financial Corp.	14,500	1,023,845
Citigroup, Inc.	214,600	10,178,478
JPMorgan Chase & Co.	756,884	41,901,098
Lazard Ltd., Class A	10,600	453,256
Morgan Stanley	832,500	24,567,075
SLM Corp.	277,100	6,306,796
State Street Corp.	395,400	26,472,030
The Bank of New York Mellon Corp.	869,600	27,792,416
The Goldman Sachs Group, Inc.	50,800	8,337,296
Waddell & Reed Financial, Inc., Class A	27,700	1,795,514

		195,646,434

Energy 14.2%
Anadarko Petroleum Corp.	130,000	10,489,700
Baker Hughes, Inc.	66,000	3,738,240
Chevron Corp.	452,500	50,512,575
ConocoPhillips	655,700	42,587,715
Devon Energy Corp.	115,400	6,833,988
EOG Resources, Inc.	103,900	17,168,436
Exxon Mobil Corp.	512,800	47,259,648
Marathon Petroleum Corp.	89,500	7,790,975
Murphy Oil Corp.	175,000	9,906,750
Nabors Industries Ltd.	510,000	8,710,800
Occidental Petroleum Corp.	473,000	41,420,610
Phillips 66	114,200	8,346,878
SM Energy Co.	33,800	2,797,288

		257,563,603

Food & Staples Retailing 0.7%
The Kroger Co.	115,000	4,151,500
Walgreen Co.	164,300	9,422,605

		13,574,105

 1

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	265,500	9,350,910
Archer-Daniels-Midland Co.	798,700	31,532,676
Bunge Ltd.	10,800	818,208
Hillshire Brands Co.	88,300	3,145,246
Molson Coors Brewing Co., Class B	128,900	6,785,296
PepsiCo, Inc.	269,600	21,665,056

		73,297,392

Health Care Equipment & Services 3.0%
Cardinal Health, Inc.	189,200	12,869,384
McKesson Corp.	12,300	2,145,243
Medtronic, Inc.	672,000	38,008,320
VCA Antech, Inc. *	23,500	750,590

		53,773,537

Household & Personal Products 1.2%
Energizer Holdings, Inc.	93,400	8,826,300
The Procter & Gamble Co.	167,800	12,856,836

		21,683,136

Insurance 6.9%
Aflac, Inc.	194,200	12,191,876
Assurant, Inc.	80,900	5,286,815
Axis Capital Holdings Ltd.	61,200	2,755,224
CNO Financial Group, Inc.	520,400	8,815,576
Genworth Financial, Inc., Class A *	235,400	3,472,150
MetLife, Inc.	276,900	13,581,945
Old Republic International Corp.	905,100	14,137,662
Protective Life Corp.	158,900	7,787,689
Prudential Financial, Inc.	312,900	26,405,631
Reinsurance Group of America, Inc.	40,300	3,009,201
StanCorp Financial Group, Inc.	18,600	1,195,050
The Hanover Insurance Group, Inc.	14,000	777,420
The Travelers Cos., Inc.	297,700	24,197,056
Unum Group	30,800	991,760
XL Group plc	17,200	494,328

		125,099,383

Materials 5.4%
Ashland, Inc.	14,900	1,382,869
International Paper Co.	349,100	16,666,034
PPG Industries, Inc.	104,700	19,093,092
Steel Dynamics, Inc.	1,316,400	21,720,600
The Dow Chemical Co.	787,800	35,852,778
The Scotts Miracle-Gro Co., Class A	47,100	2,797,269

		97,512,642

Media 1.9%
Comcast Corp., Class A	156,600	8,526,870
Live Nation Entertainment, Inc. *	285,600	6,074,712
Time Warner, Inc.	240,500	15,110,615
Viacom Inc., Class B	71,100	5,837,310

		35,549,507

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	268,500	13,218,255
Amgen, Inc.	27,600	3,283,020
Eli Lilly & Co.	31,800	1,717,518
Johnson & Johnson	704,700	62,344,809
Merck & Co., Inc.	139,900	7,410,503
Pfizer, Inc.	1,743,400	52,999,360

		140,973,465

Real Estate 1.9%
Brandywine Realty Trust	117,700	1,677,225
Duke Realty Corp.	619,100	9,726,061
Liberty Property Trust	163,000	5,933,200
Prologis, Inc.	399,200	15,472,992
RLJ Lodging Trust	68,700	1,716,126

		34,525,604

Retailing 2.4%
Best Buy Co., Inc.	338,000	7,956,520
Macy’s, Inc.	533,500	28,382,200
The Home Depot, Inc.	91,900	7,062,515

		43,401,235

Semiconductors & Semiconductor Equipment 1.3%
First Solar, Inc. *	16,600	839,628
Intel Corp.	296,400	7,273,656
Microchip Technology, Inc.	153,000	6,863,580
Texas Instruments, Inc.	213,800	9,065,120

		24,041,984

Software & Services 3.4%
CA, Inc.	778,200	24,964,656
Computer Sciences Corp.	398,100	24,049,221
Oracle Corp.	195,900	7,228,710
The Western Union Co.	378,200	5,824,280

		62,066,867

Technology Hardware & Equipment 6.4%
Cisco Systems, Inc.	1,280,000	28,044,800
Hewlett-Packard Co.	1,076,400	31,215,600
Lexmark International, Inc., Class A	136,400	5,345,516
Seagate Technology plc	109,400	5,782,884
TE Connectivity Ltd.	428,300	24,203,233
Western Digital Corp.	217,800	18,767,826
Xerox Corp.	290,900	3,156,265

		116,516,124

Telecommunication Services 3.0%
AT&T, Inc.	1,306,400	43,529,248
SBA Communications Corp., Class A *	10,600	983,150

2

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Telephone & Data Systems, Inc.	59,700	1,613,094
Verizon Communications, Inc.	179,500	8,619,590

		54,745,082

Transportation 0.2%
FedEx Corp.	24,100	3,213,012

Utilities 6.0%
Ameren Corp.	531,500	20,111,960
American Electric Power Co., Inc.	283,500	13,837,635
DTE Energy Co.	351,500	23,979,330
Edison International	386,300	18,604,208
Pinnacle West Capital Corp.	204,800	10,778,624
Public Service Enterprise Group, Inc.	230,600	7,688,204
The AES Corp.	1,050,600	14,771,436

		109,771,397

Total Common Stock
(Cost $1,466,087,510)		1,792,098,304

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.9% of net assets

Time Deposit 0.9%
Wells Fargo
0.03%, 02/03/14	16,458,772	16,458,772

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.06%, 03/20/14 (a)(b)	500,000	499,962

Total Short-Term Investments
(Cost $16,958,732)		16,958,734

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $1,483,456,974 and the unrealized appreciation and depreciation were $337,334,438 and ($11,734,374), respectively, with a net unrealized appreciation of $325,600,064.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.

In addition to the above, the fund held the following at 01/31/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/21/14	160	14,212,800	41,644

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing

 3

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

4

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,792,098,304	$—	$—	$1,792,098,304
Short-Term Investments[1]	—	16,958,734	—	16,958,734

Total	$1,792,098,304	$16,958,734	$—	$1,809,057,038

Other Financial Instruments
Futures Contracts[2]	$41,644	$—	$—	$41,644

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

On January 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46824JAN14

 5

Schwab Capital Trust
Schwab Large-Cap Growth Fund™

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	202,439,706	249,796,091
0.1%	Short-Term Investment	365,270	365,270

99.8%	Total Investments	202,804,976	250,161,361
0.2%	Other Assets and Liabilities, Net		504,776

100.0%	Net Assets		250,666,137

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Banks 0.7%
Ocwen Financial Corp. *	9,400	414,916
Wells Fargo & Co.	26,900	1,219,646

		1,634,562

Capital Goods 6.2%
AECOM Technology Corp. *	54,200	1,553,914
Colfax Corp. *	19,900	1,198,975
Danaher Corp.	4,200	312,438
Exelis, Inc.	35,700	699,363
Honeywell International, Inc.	23,100	2,107,413
IDEX Corp.	10,400	748,904
ITT Corp.	27,800	1,138,410
Masco Corp.	14,600	308,936
MRC Global, Inc. *	6,400	178,688
The Boeing Co.	30,500	3,820,430
United Rentals, Inc. *	17,200	1,392,168
United Technologies Corp.	19,200	2,189,184

		15,648,823

Commercial & Professional Supplies 1.9%
Pitney Bowes, Inc.	55,000	1,384,900
Waste Management, Inc.	78,500	3,279,730

		4,664,630

Consumer Durables & Apparel 2.9%
Hanesbrands, Inc.	5,100	362,814
Jarden Corp. *	14,500	876,525
NIKE, Inc., Class B	20,200	1,471,570
PulteGroup, Inc.	133,800	2,718,816
Wolverine World Wide, Inc.	64,400	1,796,760

		7,226,485

Consumer Services 3.5%
International Game Technology	164,900	2,379,507
MGM Resorts International *	159,300	3,880,548
Wyndham Worldwide Corp.	34,000	2,411,960

		8,672,015

Diversified Financials 1.6%
Affiliated Managers Group, Inc. *	12,000	2,390,880
SEI Investments Co.	47,400	1,614,444

		4,005,324

Energy 4.5%
Baker Hughes, Inc.	11,100	628,704
Chevron Corp.	24,000	2,679,120
ConocoPhillips	24,000	1,558,800
Dril-Quip, Inc. *	1,100	110,616
EOG Resources, Inc.	29,000	4,791,960
SM Energy Co.	19,200	1,588,992

		11,358,192

Food & Staples Retailing 3.5%
Rite Aid Corp. *	87,400	485,070
The Kroger Co.	113,900	4,111,790
Walgreen Co.	71,200	4,083,320

		8,680,180

Food, Beverage & Tobacco 6.3%
Altria Group, Inc.	31,400	1,105,908
Archer-Daniels-Midland Co.	78,100	3,083,388
Hillshire Brands Co.	90,800	3,234,296
PepsiCo, Inc.	88,300	7,095,788
Pilgrim’s Pride Corp. *	28,500	476,805
The Coca-Cola Co.	20,400	771,528

		15,767,713

Health Care Equipment & Services 4.9%
Boston Scientific Corp. *	26,900	363,957
CareFusion Corp. *	79,700	3,249,369
Cigna Corp.	9,200	794,052
Covidien plc	43,900	2,995,736
Express Scripts Holding Co. *	10,700	799,183
Henry Schein, Inc. *	14,000	1,608,460
McKesson Corp.	11,200	1,953,392
Medtronic, Inc.	8,400	475,104

		12,239,253

Household & Personal Products 1.2%
Avon Products, Inc.	5,900	87,851
Energizer Holdings, Inc.	31,000	2,929,500

		3,017,351

 1

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 2.9%
Aflac, Inc.	25,200	1,582,056
CNO Financial Group, Inc.	222,700	3,772,538
Genworth Financial, Inc., Class A *	60,400	890,900
The Travelers Cos., Inc.	13,000	1,056,640

		7,302,134

Materials 4.7%
Avery Dennison Corp.	45,500	2,241,785
PPG Industries, Inc.	26,100	4,759,596
Reliance Steel & Aluminum Co.	4,900	342,755
Steel Dynamics, Inc.	111,600	1,841,400
The Dow Chemical Co.	55,400	2,521,254

		11,706,790

Media 5.2%
AMC Networks, Inc., Class A *	4,000	257,760
Comcast Corp., Class A	100,000	5,445,000
Live Nation Entertainment, Inc. *	176,500	3,754,155
Regal Entertainment Group, Class A	8,500	165,750
Viacom Inc., Class B	41,000	3,366,100

		12,988,765

Pharmaceuticals, Biotechnology & Life Sciences 10.0%
AbbVie, Inc.	61,900	3,047,337
Alkermes plc *	19,800	963,864
Amgen, Inc.	45,300	5,388,435
Biogen Idec, Inc. *	4,200	1,313,088
Celgene Corp. *	34,900	5,302,357
Johnson & Johnson	38,400	3,397,248
Pfizer, Inc.	129,900	3,948,960
United Therapeutics Corp. *	17,500	1,795,850

		25,157,139

Real Estate 1.3%
CBL & Associates Properties, Inc.	192,200	3,265,478

Retailing 9.0%
Amazon.com, Inc. *	3,400	1,219,546
Best Buy Co., Inc.	46,800	1,101,672
GameStop Corp., Class A	23,900	838,173
Liberty Interactive Corp., Class A *	107,000	2,857,970
Macy’s, Inc.	86,400	4,596,480
Netflix, Inc. *	1,000	409,330
Staples, Inc.	36,000	473,760
The Gap, Inc.	64,500	2,456,160
The Home Depot, Inc.	60,800	4,672,480
The TJX Cos., Inc.	67,500	3,871,800

		22,497,371

Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor Ltd. *	9,600	174,048
Micron Technology, Inc. *	6,200	142,848

		316,896

Software & Services 18.1%
Activision Blizzard, Inc.	14,900	255,237
CA, Inc.	108,700	3,487,096
Computer Sciences Corp.	55,800	3,370,878
CoStar Group, Inc. *	9,600	1,651,584
Facebook, Inc., Class A *	46,900	2,934,533
Fidelity National Information Services, Inc.	2,200	111,540
Global Payments, Inc.	17,000	1,123,530
Google, Inc., Class A *	6,100	7,203,917
IAC/InterActiveCorp	4,600	322,184
International Business Machines Corp.	9,900	1,749,132
Jack Henry & Associates, Inc.	53,400	2,978,652
MasterCard, Inc., Class A	12,000	908,160
Microsoft Corp.	182,700	6,915,195
Oracle Corp.	203,500	7,509,150
PTC, Inc. *	136,200	4,859,616

		45,380,404

Technology Hardware & Equipment 8.2%
Apple, Inc.	18,567	9,294,640
CDW Corp.	20,500	485,235
Cisco Systems, Inc.	76,300	1,671,733
Hewlett-Packard Co.	86,000	2,494,000
NetApp, Inc.	10,700	453,038
TE Connectivity Ltd.	60,900	3,441,459
Western Digital Corp.	24,600	2,119,782
Xerox Corp.	32,800	355,880
Zebra Technologies Corp., Class A *	4,900	269,304

		20,585,071

Telecommunication Services 1.5%
Verizon Communications, Inc.	78,700	3,779,174

Transportation 1.2%
AMERCO	6,000	1,336,380
Hertz Global Holdings, Inc. *	39,400	1,025,188
Matson, Inc.	27,900	667,647

		3,029,215

Utilities 0.3%
The AES Corp.	62,100	873,126

Total Common Stock
(Cost $202,439,706)		249,796,091

2

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Wells Fargo
0.03%, 02/03/14	365,270	365,270

Total Short-Term Investment
(Cost $365,270)		365,270

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $202,805,007 and the unrealized appreciation and depreciation were $49,235,635 and ($1,879,281), respectively, with a net unrealized appreciation of $47,356,354.

*	Non-income producing security.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable

 3

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$249,796,091	$—	$—	$249,796,091
Short-Term Investment[1]	—	365,270	—	365,270

Total	$249,796,091	$365,270	$—	$250,161,361

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

REG46822JAN14

4

Schwab Capital Trust
Schwab Small-Cap Equity Fund™

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.4%	Common Stock	476,269,082	583,415,767
1.3%	Short-Term Investments	7,613,134	7,613,137

99.7%	Total Investments	483,882,216	591,028,904
1.7%	Collateral Invested for Securities on Loan	9,831,125	9,831,125
(1.4%)	Other Assets and Liabilities, Net		(8,045,015)

100.0%	Net Assets		592,815,014

	Number	Value
Security	of Shares	($)

Common Stock 98.4% of net assets

Automobiles & Components 1.1%
Dana Holding Corp.	217,578	4,116,576
Stoneridge, Inc. *	11,610	132,122
Tower International, Inc. *	98,810	2,196,546

		6,445,244

Banks 6.2%
1st Source Corp.	31,910	940,388
BancFirst Corp.	15,900	859,077
Bank of Kentucky Financial Corp.	7,000	251,510
BBCN Bancorp, Inc.	103,610	1,559,331
Berkshire Hills Bancorp, Inc.	11,300	276,398
Chemical Financial Corp.	45,700	1,319,816
Community Trust Bancorp, Inc.	17,650	715,178
First BanCorp *	108,300	529,587
First Citizens BancShares, Inc., Class A	1,510	334,072
First Defiance Financial Corp.	17,200	442,384
First Interstate BancSystem, Inc.	10,560	270,970
First Midwest Bancorp, Inc.	191,970	3,065,761
International Bancshares Corp.	16,580	388,138
MainSource Financial Group, Inc.	23,100	376,761
Ocwen Financial Corp. *	27,900	1,231,506
Pinnacle Financial Partners, Inc.	27,400	894,336
PrivateBancorp, Inc.	170,810	4,883,458
S&T Bancorp, Inc.	36,980	864,962
Susquehanna Bancshares, Inc.	276,700	2,996,661
Synovus Financial Corp.	1,025,100	3,434,085
TCF Financial Corp.	248,850	4,006,485
UMB Financial Corp.	15,780	935,596
United Community Banks, Inc. *	150,990	2,518,513
WesBanco, Inc.	49,740	1,420,574
Western Alliance Bancorp *	82,500	1,849,650
WSFS Financial Corp.	9,120	654,816

		37,020,013

Capital Goods 9.0%
AAR Corp.	149,100	3,973,515
Aceto Corp.	106,600	2,272,712
AECOM Technology Corp. *	140,590	4,030,715
Aircastle Ltd.	27,500	519,475
Albany International Corp., Class A	117,540	4,063,358
Altra Industrial Motion Corp.	20,400	639,744
CIRCOR International, Inc.	5,930	427,079
Curtiss-Wright Corp.	56,580	3,475,144
Dycom Industries, Inc. *	19,710	548,529
Esterline Technologies Corp. *	57,440	5,913,448
Gibraltar Industries, Inc. *	64,900	1,159,114
Griffon Corp.	47,200	592,832
Harsco Corp.	128,980	3,274,802
Huntington Ingalls Industries, Inc.	53,860	5,117,777
Hurco Cos., Inc.	9,200	238,464
Hyster-Yale Materials Handling, Inc.	20,500	1,758,080
II-VI, Inc. *	208,510	3,183,948
John Bean Technologies Corp.	87,300	2,694,951
Kadant, Inc.	20,540	737,591
L.B. Foster Co., Class A	16,000	688,960
Lydall, Inc. *	45,320	800,804
Moog, Inc., Class A *	42,800	2,570,568
Mueller Water Products, Inc., Class A	228,600	1,984,248
Orion Energy Systems, Inc. *	27,010	177,996
Standex International Corp.	23,160	1,317,341
Tutor Perini Corp. *	25,660	579,916
Xerium Technologies, Inc. *	24,820	415,983

		53,157,094

Commercial & Professional Supplies 1.9%
ARC Document Solutions, Inc. *	30,710	232,782
EnerNOC, Inc. *	60,960	1,365,504
G&K Services, Inc., Class A	39,000	2,179,710
Heidrick & Struggles International, Inc.	19,100	318,588
Kelly Services, Inc., Class A	10,532	252,558
Kimball International, Inc., Class B	12,000	178,440
Quad Graphics, Inc.	14,340	328,816
RPX Corp. *	80,400	1,304,088
Steelcase, Inc., Class A	125,070	1,847,284
The Brink’s Co.	83,280	2,634,979
Viad Corp.	24,390	641,213

		11,283,962

Consumer Durables & Apparel 1.2%
Blyth, Inc. (a)	25,750	241,535
Brunswick Corp.	6,900	286,074
CSS Industries, Inc.	20,620	552,616
Culp, Inc.	12,400	250,604

 1

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Johnson Outdoors, Inc., Class A	7,100	168,767
La-Z-Boy, Inc.	43,580	1,173,174
Skechers U.S.A., Inc., Class A *	71,380	2,062,168
Unifi, Inc. *	24,000	556,560
Universal Electronics, Inc. *	51,000	1,822,740

		7,114,238

Consumer Services 3.5%
Ascent Capital Group, Inc., Class A *	38,080	2,724,624
Boyd Gaming Corp. *	259,160	2,736,730
Capella Education Co.	31,740	1,980,259
Jack in the Box, Inc. *	106,760	5,398,853
K12, Inc. *	14,130	310,153
Multimedia Games Holding Co., Inc. *	57,350	1,821,436
Penn National Gaming, Inc. *	324,080	3,801,458
Regis Corp.	27,320	336,856
Ruth’s Hospitality Group, Inc.	70,095	917,544
Universal Technical Institute, Inc.	51,590	607,214

		20,635,127

Diversified Financials 3.2%
Compass Diversified Holdings	52,490	942,195
Cowen Group, Inc., Class A *	133,260	543,701
DFC Global Corp. *	102,590	771,477
Evercore Partners, Inc., Class A	65,950	3,682,648
FBR & Co. *	52,180	1,265,887
FXCM, Inc., Class A	118,800	2,036,232
GFI Group, Inc.	83,720	318,136
Interactive Brokers Group, Inc., Class A	188,680	4,000,016
Investment Technology Group, Inc. *	145,387	2,398,885
Manning & Napier, Inc.	24,210	405,518
Nelnet, Inc., Class A	54,400	2,026,400
Oppenheimer Holdings, Inc., Class A	20,120	472,418

		18,863,513

Energy 6.4%
Basic Energy Services, Inc. *	35,060	600,578
Bill Barrett Corp. *	88,980	2,492,330
Carrizo Oil & Gas, Inc. *	72,590	2,983,449
Clayton Williams Energy, Inc. *	12,770	881,385
Cloud Peak Energy, Inc. *	98,430	1,843,594
Comstock Resources, Inc.	271,442	4,655,230
Contango Oil & Gas Co. *	27,710	1,162,712
Dawson Geophysical Co. *	25,560	827,377
Endeavour International Corp. (a)*	163,383	1,076,694
Green Plains Renewable Energy, Inc.	117,226	2,611,795
Hercules Offshore, Inc. *	175,600	874,488
ION Geophysical Corp. *	270,310	819,039
Knightsbridge Tankers Ltd.	98,270	925,703
Matrix Service Co. *	76,040	1,998,331
Natural Gas Services Group, Inc. *	6,270	181,203
Parker Drilling Co. *	357,390	2,658,982
REX American Resources Corp. *	38,510	1,577,370
SandRidge Energy, Inc. (a)*	73,829	454,048
Stone Energy Corp. *	147,510	4,565,435
VAALCO Energy, Inc. *	176,200	1,060,724
W&T Offshore, Inc.	145,450	2,082,844
Warren Resources, Inc. *	482,410	1,625,722

		37,959,033

Food & Staples Retailing 1.9%
Casey’s General Stores, Inc.	3,371	231,487
Liberator Medical Holdings, Inc. (a)	91,740	456,865
Rite Aid Corp. *	698,670	3,877,619
Roundy’s, Inc. (a)	241,200	2,045,376
The Andersons, Inc.	35,680	2,952,163
The Pantry, Inc. *	127,210	1,858,538

		11,422,048

Food, Beverage & Tobacco 2.2%
Chiquita Brands International, Inc. *	196,370	2,077,595
Coca-Cola Bottling Co. Consolidated	19,090	1,303,465
Diamond Foods, Inc. *	9,560	252,002
Farmer Bros. Co. *	41,610	900,024
Omega Protein Corp. *	123,400	1,250,042
Pilgrim’s Pride Corp. *	113,800	1,903,874
Sanderson Farms, Inc.	68,620	5,101,897
Seneca Foods Corp., Class A *	7,100	206,397

		12,995,296

Health Care Equipment & Services 9.3%
Alere, Inc. *	116,404	4,411,712
Align Technology, Inc. *	32,160	1,910,947
Alliance HealthCare Services, Inc. *	8,250	236,775
AMN Healthcare Services, Inc. *	38,800	586,268
AmSurg Corp. *	12,400	517,700
AngioDynamics, Inc. *	56,030	891,437
Anika Therapeutics, Inc. *	67,230	2,236,742
ArthroCare Corp. *	34,400	1,561,072
Cantel Medical Corp.	70,865	2,246,421
CONMED Corp.	93,580	3,925,681
CryoLife, Inc.	46,100	497,419
Greatbatch, Inc. *	76,634	3,257,711
HealthStream, Inc. *	24,020	697,060
Hill-Rom Holdings, Inc.	100,090	3,630,264
ICU Medical, Inc. *	41,980	2,708,130
Kindred Healthcare, Inc.	22,120	418,953
Lifepoint Hospitals, Inc. *	19,560	1,036,876
Magellan Health Services, Inc. *	54,010	3,231,418
MedAssets, Inc. *	150,810	3,323,853
Merge Healthcare, Inc. *	172,620	371,133
National Healthcare Corp.	11,100	577,200
NuVasive, Inc. *	84,480	3,162,931
Omnicell, Inc. *	25,820	666,672
RTI Surgical, Inc. *	71,270	220,937
STERIS Corp.	71,720	3,291,231
SurModics, Inc. *	75,440	1,839,227
Symmetry Medical, Inc. *	159,160	1,547,035
The Providence Service Corp. *	25,570	674,792
Triple-S Management Corp., Class B *	49,790	888,254
VCA Antech, Inc. *	110,550	3,530,967
West Pharmaceutical Services, Inc.	23,940	1,135,953

		55,232,771

2

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 1.3%
Harbinger Group, Inc. *	70,070	832,432
Inter Parfums, Inc.	48,500	1,578,190
Prestige Brands Holdings, Inc. *	151,960	4,598,309
Revlon, Inc., Class A *	17,300	406,204

		7,415,135

Insurance 4.2%
American Equity Investment Life Holding Co.	204,860	4,496,677
CNO Financial Group, Inc.	323,920	5,487,205
FBL Financial Group, Inc., Class A	19,600	757,148
Selective Insurance Group, Inc.	102,680	2,415,033
StanCorp Financial Group, Inc.	64,760	4,160,830
Symetra Financial Corp.	252,780	4,840,737
The Hanover Insurance Group, Inc.	53,430	2,966,968

		25,124,598

Materials 5.4%
A. Schulman, Inc.	46,120	1,566,696
Balchem Corp.	8,700	474,324
Calgon Carbon Corp. *	49,380	1,002,908
Coeur Mining, Inc. *	48,200	489,230
Commercial Metals Co.	229,820	4,380,369
Ferro Corp. *	55,050	692,529
Handy & Harman Ltd. *	8,300	162,016
Kraton Performance Polymers, Inc. *	15,980	399,660
Materion Corp.	101,110	2,686,493
Minerals Technologies, Inc.	84,360	4,359,725
Neenah Paper, Inc.	72,160	3,134,630
OM Group, Inc. *	56,400	1,823,976
Omnova Solutions, Inc. *	26,600	240,464
P.H. Glatfelter Co.	69,300	2,147,607
SunCoke Energy, Inc. *	100,770	2,235,078
Tredegar Corp.	49,540	1,228,097
Worthington Industries, Inc.	127,954	5,187,255

		32,211,057

Media 1.1%
AH Belo Corp., Class A	48,000	383,520
Cumulus Media, Inc., Class A *	33,280	222,643
Live Nation Entertainment, Inc. *	269,230	5,726,522

		6,332,685

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
Affymetrix, Inc. *	99,060	930,173
AMAG Pharmaceuticals, Inc. *	81,830	1,756,890
Bio-Rad Laboratories, Inc., Class A *	31,770	4,038,602
Charles River Laboratories International, Inc. *	14,050	794,247
DepoMed, Inc. *	74,390	892,680
Emergent Biosolutions, Inc. *	157,040	3,757,967
Enzo Biochem, Inc. *	64,360	180,852
ICON plc *	102,380	4,300,984
Impax Laboratories, Inc. *	217,250	5,027,165
Lannett Co., Inc. *	63,890	2,256,595
Maxygen, Inc. (e)*	67,800	—
Nektar Therapeutics *	127,840	1,738,624
PAREXEL International Corp. *	27,480	1,341,299
PDL Biopharma, Inc. (a)	215,220	1,958,502
Questcor Pharmaceuticals, Inc. (a)	56,062	3,756,715
Repligen Corp. *	103,380	1,600,322
Sagent Pharmaceuticals, Inc. *	88,470	1,674,737
The Medicines Co. *	129,210	4,491,340
Threshold Pharmaceuticals, Inc. *	399,765	1,950,853
XOMA Corp. *	45,960	357,109

		42,805,656

Real Estate 5.5%
Acadia Realty Trust	75,320	1,916,894
Ashford Hospitality Trust	521,493	4,902,034
Brandywine Realty Trust	293,660	4,184,655
Cedar Realty Trust, Inc.	28,110	177,374
CyrusOne, Inc.	34,390	743,168
DCT Industrial Trust, Inc.	500,000	3,600,000
DiamondRock Hospitality Co.	153,760	1,780,541
Pebblebrook Hotel Trust	18,340	552,584
RAIT Financial Trust	312,580	2,638,175
RLJ Lodging Trust	213,960	5,344,721
Saul Centers, Inc.	28,680	1,336,488
Strategic Hotels & Resorts, Inc. *	81,480	758,579
Sunstone Hotel Investors, Inc.	364,210	4,672,814

		32,608,027

Retailing 3.3%
Aaron’s, Inc.	32,370	870,429
ANN, Inc. *	10,250	331,485
Brown Shoe Co., Inc.	180,380	4,271,399
Citi Trends, Inc. *	49,050	784,800
Core-Mark Holding Co., Inc.	14,637	1,107,289
Destination Maternity Corp.	9,280	248,982
Haverty Furniture Cos, Inc.	62,900	1,749,878
hhgregg, Inc. *	193,490	1,598,227
Kirkland’s, Inc. *	81,200	1,528,996
New York & Co., Inc. *	82,500	373,725
Outerwall, Inc. (a)*	7,850	504,834
Stein Mart, Inc.	22,960	284,245
The Children’s Place Retail Stores, Inc. *	80,100	4,218,867
The Pep Boys - Manny, Moe & Jack *	133,720	1,596,617

		19,469,773

Semiconductors & Semiconductor Equipment 4.3%
Amkor Technology, Inc. *	412,270	2,185,031
Axcelis Technologies, Inc. *	164,310	397,630
Cabot Microelectronics Corp. *	73,240	2,953,037
Diodes, Inc. *	116,823	2,676,415
DSP Group, Inc. *	26,000	232,960
Exar Corp. *	151,100	1,663,611
First Solar, Inc. *	42,270	2,138,016
FormFactor, Inc. *	230,040	1,481,457
International Rectifier Corp. *	222,396	5,784,520
IXYS Corp.	54,900	696,681
OmniVision Technologies, Inc. *	30,640	471,550
Pericom Semiconductor Corp. *	51,100	423,108
Photronics, Inc. *	278,950	2,315,285

 3

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Power Integrations, Inc.	13,660	809,082
Sigma Designs, Inc. *	69,100	324,079
Ultra Clean Holdings, Inc. *	64,000	731,520

		25,283,982

Software & Services 10.5%
Accelrys, Inc. *	146,960	1,848,757
Aspen Technology, Inc. *	134,330	6,121,418
Callidus Software, Inc. *	168,410	2,470,575
comScore, Inc. *	165,100	4,525,391
Comverse, Inc. *	9,060	326,522
CSG Systems International, Inc.	103,070	3,087,977
EPIQ Systems, Inc.	81,920	1,176,371
Euronet Worldwide, Inc. *	72,480	3,106,493
IntraLinks Holdings, Inc. *	164,920	1,744,854
j2 Global, Inc.	74,710	3,388,099
Limelight Networks, Inc. *	341,210	651,711
Mentor Graphics Corp.	89,180	1,854,944
MoneyGram International, Inc. *	64,434	1,192,029
Monotype Imaging Holdings, Inc.	45,270	1,320,526
Monster Worldwide, Inc. *	140,440	859,493
Pegasystems, Inc.	57,780	2,625,523
PTC, Inc. *	173,680	6,196,902
QuinStreet, Inc. *	63,370	524,070
Rosetta Stone, Inc. *	33,360	369,629
Rovi Corp. *	197,750	4,194,277
SeaChange International, Inc. *	195,090	2,333,276
SS&C Technologies Holdings, Inc. *	58,590	2,274,464
Sykes Enterprises, Inc. *	30,300	635,088
TeleCommunication Systems, Inc., Class A *	59,240	134,475
TeleTech Holdings, Inc. *	80,200	1,749,964
Verint Systems, Inc. *	124,970	5,678,637
WebMD Health Corp. *	26,430	1,265,997
XO Group, Inc. *	37,600	456,088

		62,113,550

Technology Hardware & Equipment 5.6%
Aviat Networks, Inc. *	177,200	336,680
AVX Corp.	10,480	135,402
Benchmark Electronics, Inc. *	84,400	1,918,412
Brocade Communications Systems, Inc. *	474,900	4,435,566
Calix, Inc. *	56,870	450,979
Checkpoint Systems, Inc. *	84,800	1,131,232
Daktronics, Inc.	52,700	769,947
EchoStar Corp., Class A *	72,960	3,431,309
Emulex Corp. *	22,650	166,704
Harmonic, Inc. *	568,410	3,728,769
Hutchinson Technology, Inc. *	79,600	302,480
Immersion Corp. *	26,740	312,858
Insight Enterprises, Inc. *	95,400	2,012,940
Lexmark International, Inc., Class A	120,780	4,733,368
Newport Corp. *	20,100	364,614
Plexus Corp. *	41,700	1,630,470
Richardson Electronics Ltd.	16,310	188,054
Sanmina Corp. *	63,690	1,064,897
Silicon Graphics International Corp. *	160,200	2,084,202
TTM Technologies, Inc. *	92,860	743,809
Vishay Intertechnology, Inc. *	31,970	434,153
Zebra Technologies Corp., Class A *	45,870	2,521,015
Zygo Corp. *	12,840	180,145

		33,078,005

Telecommunication Services 1.0%
Alaska Communications Systems Group, Inc. *	76,620	167,032
Cbeyond, Inc. *	99,190	720,119
IDT Corp., Class B	67,980	1,155,660
Inteliquent, Inc.	89,727	1,040,833
Premiere Global Services, Inc. *	137,960	1,503,764
Shenandoah Telecommunications Co.	8,300	208,330
Telephone & Data Systems, Inc.	47,250	1,276,695

		6,072,433

Transportation 2.1%
AMERCO	17,400	3,875,502
Arkansas Best Corp.	55,300	1,896,237
Con-way, Inc.	14,680	564,740
Matson, Inc.	15,740	376,658
Park-Ohio Holdings Corp. *	28,200	1,347,960
Republic Airways Holdings, Inc. *	52,900	518,949
Saia, Inc. *	3,610	121,513
SkyWest, Inc.	309,360	4,024,773

		12,726,332

Utilities 1.0%
Avista Corp.	33,310	960,327
Black Hills Corp.	32,530	1,783,620
Chesapeake Utilities Corp.	10,700	629,695
PNM Resources, Inc.	108,420	2,672,553

		6,046,195

Total Common Stock
(Cost $476,269,082)		583,415,767

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.3% of net assets

Time Deposit 1.1%
Citibank
0.03%, 02/03/14	6,383,202	6,383,202

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.04%, 03/20/14 (b)(c)	1,100,000	1,099,942
0.06%, 03/20/14 (b)(c)	130,000	129,993

		1,229,935

Total Short-Term Investments
(Cost $7,613,134)		7,613,137

End of Investments.

4

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.7% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	9,831,125	9,831,125

Total Collateral Invested for Securities on Loan
(Cost $9,831,125)		9,831,125

End of Collateral Invested for Securities on Loan

At 01/31/14, the tax basis cost of the fund’s investments was $484,456,235 and the unrealized appreciation and depreciation were $118,929,528 and ($12,356,859), respectively, with a net unrealized appreciation of $106,572,669.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,551,091.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

In addition to the above, the fund held the following at 01/31/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 03/21/14	56	6,318,480	70,613

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

 5

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$583,415,767	$—	$—	$583,415,767
Short-Term Investments[1]	—	7,613,137	—	7,613,137

Total	$583,415,767	$7,613,137	$—	$591,028,904

Other Financial Instruments
Collateral Invested for Securities on Loan	$9,831,125	$—	$—	$9,831,125
Futures Contracts[2]	70,613	—	—	70,613

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

6

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock	$2,034	$—	($2,034)	$—	$—	$—	$—	$—

Total	$2,034	$—	($2,034)	$—	$—	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

On January 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46825JAN14

 7

Schwab Capital Trust
Schwab Hedged Equity Fund™

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	145,619,846	181,034,458
0.1%		Short-Term Investment	89,994	89,994

99.9%		Total Investments	145,709,840	181,124,452
(41	.2)%	Short Sales	(67,678,431)	(74,755,583)
41.3%		Other Assets and Liabilities, Net		75,019,772

100.0%		Net Assets		181,388,641

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Banks 8.5%
Fifth Third Bancorp	69,798	1,467,154
Ocwen Financial Corp. *	14,600	644,444
Regions Financial Corp. (a)	239,500	2,435,715
SunTrust Banks, Inc.	51,134	1,892,981
The PNC Financial Services Group, Inc. (a)	47,400	3,786,312
Wells Fargo & Co. (a)	114,191	5,177,420

		15,404,026

Capital Goods 5.6%
AAR Corp.	1,500	39,975
AECOM Technology Corp. *	3,200	91,744
Aircastle Ltd.	16,000	302,240
Albany International Corp., Class A	3,900	134,823
Curtiss-Wright Corp. (a)	40,700	2,499,794
Emerson Electric Co.	9,100	600,054
General Electric Co. (a)	31,485	791,218
IDEX Corp.	9,400	676,894
II-VI, Inc. *	69,800	1,065,846
Masco Corp.	76,000	1,608,160
Northrop Grumman Corp.	14,700	1,698,585
Oshkosh Corp.	1,800	97,452
Terex Corp.	14,200	582,200

		10,188,985

Commercial & Professional Supplies 1.4%
Pitney Bowes, Inc.	14,400	362,592
R.R. Donnelley & Sons Co.	110,700	2,044,629
Waste Management, Inc.	3,600	150,408

		2,557,629

Consumer Durables & Apparel 1.2%
Hanesbrands, Inc.	2,200	156,508
Jarden Corp. (a)*	30,216	1,826,557
Whirlpool Corp.	1,500	199,950

		2,183,015

Consumer Services 2.2%
Graham Holdings Co., Class B	1,700	1,064,302
Jack in the Box, Inc. *	26,900	1,360,333
MGM Resorts International *	52,300	1,274,028
Penn National Gaming, Inc. *	22,700	266,271
Service Corp. International	2,800	49,560

		4,014,494

Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	8,000	1,593,920
Ameriprise Financial, Inc.	3,600	380,304
Bank of America Corp.	118,400	1,983,200
Citigroup, Inc.	23,700	1,124,091
The Bank of New York Mellon Corp. (a)	108,000	3,451,680

		8,533,195

Energy 10.0%
Anadarko Petroleum Corp.	21,100	1,702,559
Chevron Corp. (a)	11,096	1,238,647
ConocoPhillips (a)	56,900	3,695,655
EOG Resources, Inc. (a)	22,400	3,701,376
Exxon Mobil Corp. (a)	1,978	182,292
Hess Corp.	12,500	943,625
Marathon Oil Corp.	21,800	714,822
Murphy Oil Corp. (a)	40,553	2,295,705
Occidental Petroleum Corp.	9,700	849,429
Oceaneering International, Inc. (a)	9,554	651,105
Patterson-UTI Energy, Inc.	24,800	637,112
SM Energy Co.	17,500	1,448,300

		18,060,627

Food & Staples Retailing 2.5%
Rite Aid Corp. *	266,300	1,477,965
The Kroger Co. (a)	84,543	3,052,002

		4,529,967

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	10,600	373,332
Archer-Daniels-Midland Co. (a)	91,100	3,596,628
Bunge Ltd. (a)	41,100	3,113,736
Hillshire Brands Co.	20,100	715,962
J&J Snack Foods Corp.	9,600	845,760
Pilgrim’s Pride Corp. *	18,700	312,851
Sanderson Farms, Inc.	20,400	1,516,740

		10,475,009

 1

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 4.8%
Alere, Inc. *	41,400	1,569,060
CareFusion Corp. *	43,400	1,769,418
Magellan Health Services, Inc. (a)*	17,700	1,058,991
MedAssets, Inc. *	56,200	1,238,648
Medtronic, Inc. (a)	54,000	3,054,240

		8,690,357

Household & Personal Products 0.2%
Harbinger Group, Inc. *	29,200	346,896
Herbalife Ltd.	1,600	102,992

		449,888

Insurance 3.5%
American Financial Group, Inc.	400	21,968
Assurant, Inc.	11,800	771,130
CNO Financial Group, Inc. (a)	189,000	3,201,660
Principal Financial Group, Inc.	39,132	1,704,981
Reinsurance Group of America, Inc.	8,300	619,761

		6,319,500

Materials 5.4%
AMCOL International Corp.	8,138	277,262
Ashland, Inc.	6,100	566,141
Commercial Metals Co.	44,900	855,794
Minerals Technologies, Inc. (a)	63,492	3,281,266
PPG Industries, Inc.	4,272	779,042
Steel Dynamics, Inc.	53,200	877,800
Stepan Co.	9,500	602,205
Worthington Industries, Inc. (a)	65,393	2,651,032

		9,890,542

Media 3.0%
Comcast Corp., Class A	31,200	1,698,840
Live Nation Entertainment, Inc. *	71,100	1,512,297
Time Warner, Inc.	24,800	1,558,184
Viacom Inc., Class B	8,300	681,430

		5,450,751

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Amgen, Inc.	19,700	2,343,315
Biogen Idec, Inc. *	1,800	562,752
Celgene Corp. (a)*	24,900	3,783,057
ICON plc *	4,100	172,241
Pfizer, Inc. (a)	154,574	4,699,050

		11,560,415

Real Estate 2.0%
Ashford Hospitality Trust	40,800	383,520
Brandywine Realty Trust	100,500	1,432,125
RLJ Lodging Trust	70,700	1,766,086

		3,581,731

Retailing 4.7%
Aaron’s, Inc.	11,100	298,479
ANN, Inc. (a)*	48,500	1,568,490
Best Buy Co., Inc.	33,300	783,882
Brown Shoe Co., Inc.	9,200	217,856
GameStop Corp., Class A	23,900	838,173
Macy’s, Inc. (a)	65,421	3,480,397
Staples, Inc.	2,400	31,584
The Children’s Place Retail Stores, Inc. *	24,900	1,311,483

		8,530,344

Semiconductors & Semiconductor Equipment 0.7%
Diodes, Inc. *	1,200	27,492
First Solar, Inc. *	4,100	207,378
International Rectifier Corp. *	38,200	993,582

		1,228,452

Software & Services 10.6%
Aspen Technology, Inc. *	23,900	1,089,123
CA, Inc. (a)	111,706	3,583,529
Computer Sciences Corp.	29,300	1,770,013
comScore, Inc. *	33,300	912,753
Google, Inc., Class A *	1,400	1,653,358
Microsoft Corp. (a)	65,919	2,495,034
MoneyGram International, Inc. *	12,400	229,400
Oracle Corp. (a)	84,300	3,110,670
Pegasystems, Inc.	13,200	599,808
PTC, Inc. *	25,400	906,272
Rovi Corp. *	37,300	791,133
Synopsys, Inc. *	40,700	1,622,302
Verint Systems, Inc. *	11,500	522,560

		19,285,955

Technology Hardware & Equipment 9.7%
Apple, Inc. (a)	7,528	3,768,517
Brocade Communications Systems, Inc. (a)*	228,524	2,134,414
Cisco Systems, Inc.	64,900	1,421,959
EchoStar Corp., Class A (a)*	21,567	1,014,296
Hewlett-Packard Co. (a)	91,436	2,651,644
Lexmark International, Inc., Class A	18,400	721,096
Western Digital Corp.	25,479	2,195,526
Xerox Corp.	45,300	491,505
Zebra Technologies Corp., Class A (a)*	57,100	3,138,216

		17,537,173

Telecommunication Services 1.0%
Telephone & Data Systems, Inc. (a)	37,020	1,000,280
Verizon Communications, Inc.	19,050	914,781

		1,915,061

Transportation 2.7%
AMERCO	2,800	623,644
FedEx Corp. (a)	28,792	3,838,550

2

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hertz Global Holdings, Inc. *	17,500	455,350

		4,917,544

Utilities 3.2%
CenterPoint Energy, Inc.	49,000	1,146,600
Edison International	20,600	992,096
The AES Corp. (a)	239,828	3,371,982
Vectren Corp.	6,000	219,120

		5,729,798

Total Common Stock
(Cost $145,619,846)		181,034,458

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.05%, 03/20/14	90,000	89,994

Total Short-Term Investment
(Cost $89,994)		89,994

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $146,170,989 and the unrealized appreciation and depreciation were $37,343,492 and ($2,390,029), respectively, with a net unrealized appreciation of $34,953,463.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales

 3

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Short Sales 41.2% of net assets

Automobiles & Components 0.7%
American Axle & Manufacturing Holdings, Inc. *	5,200	96,824
Dorman Products, Inc. *	17,200	897,152
Thor Industries, Inc.	3,900	200,343

		1,194,319

Banks 5.0%
Bank of the Ozarks, Inc.	32,800	2,079,520
BankUnited, Inc.	46,800	1,455,480
M&T Bank Corp.	19,500	2,174,445
New York Community Bancorp, Inc.	77,400	1,253,106
Signature Bank *	8,600	1,049,716
Valley National Bancorp	103,835	1,006,161

		9,018,428

Capital Goods 2.7%
Fastenal Co.	47,300	2,077,889
Joy Global, Inc.	700	36,953
Navistar International Corp. *	10,300	317,446
Proto Labs, Inc. *	9,280	736,461
SolarCity Corp. *	7,100	526,039
TransDigm Group, Inc.	7,000	1,169,210

		4,863,998

Commercial & Professional Supplies 1.9%
Copart, Inc. *	32,685	1,120,442
Healthcare Services Group, Inc.	5,100	138,363
Stericycle, Inc. *	11,400	1,334,484
The Advisory Board Co. *	14,400	911,664

		3,504,953

Consumer Services 2.1%
Caesars Entertainment Corp. *	29,000	638,290
Carnival Corp.	53,018	2,077,776
Panera Bread Co., Class A *	6,500	1,098,955

		3,815,021

Diversified Financials 1.0%
Eaton Vance Corp.	11,200	426,384
Federated Investors, Inc., Class B	41,700	1,121,313
The McGraw Hill Financial, Inc.	2,600	197,704

		1,745,401

Energy 6.0%
Atwood Oceanics, Inc. *	22,900	1,085,460
Bonanza Creek Energy, Inc. *	11,700	476,307
Cheniere Energy, Inc. *	20,500	900,770
Cobalt International Energy, Inc. *	97,100	1,589,527
CVR Energy, Inc.	7,300	270,757
Dresser-Rand Group, Inc. *	28,300	1,613,100
Golar LNG Ltd.	19,400	688,894
Gulfport Energy Corp. *	8,400	511,980
Kodiak Oil & Gas Corp. *	98,484	1,044,915
McDermott International, Inc. *	82,800	690,552
Range Resources Corp.	9,000	775,710
Scorpio Tankers, Inc.	40,400	404,000
The Williams Cos., Inc.	20,000	809,800

		10,861,772

Food & Staples Retailing 1.4%
The Fresh Market, Inc. *	15,900	555,864
United Natural Foods, Inc. *	29,700	2,006,829

		2,562,693

Food, Beverage & Tobacco 1.0%
B&G Foods, Inc.	6,200	203,174
McCormick & Co., Inc. - Non Voting Shares	1,700	109,106
Snyders-Lance, Inc.	3,200	85,472
The Hain Celestial Group, Inc. *	14,705	1,351,243

		1,748,995

Health Care Equipment & Services 1.0%
Acadia Healthcare Co., Inc. *	17,306	883,298
Edwards Lifesciences Corp. *	4,200	273,504
Intuitive Surgical, Inc. *	1,600	652,128

		1,808,930

Insurance 3.2%
Fidelity National Financial, Inc., Class A	70,500	2,223,570
Hilltop Holdings, Inc. *	11,100	264,069
Mercury General Corp.	31,900	1,461,977
RLI Corp.	46,400	1,933,024

		5,882,640

Materials 2.1%
Eagle Materials, Inc.	30,200	2,378,250
Southern Copper Corp.	28,885	808,202
The Mosaic Co.	15,400	687,764

		3,874,216

Media 1.6%
Cablevision Systems Corp., Class A	26,500	425,060
DreamWorks Animation SKG, Inc., Class A *	39,400	1,329,356
Loral Space & Communications, Inc. *	5,400	401,490
Sirius XM Holdings, Inc. *	223,300	799,414

		2,955,320

Retailing 1.9%
Cabela’s, Inc. *	13,500	902,610
CarMax, Inc. *	4,600	207,506
Conn’s, Inc. *	9,300	564,603
Family Dollar Stores, Inc.	17,100	1,057,122
Restoration Hardware Holdings, Inc. *	9,300	527,682
TripAdvisor, Inc. *	2,800	216,132

		3,475,655

4

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.2%
SunPower Corp. *	10,500	339,780

Software & Services 4.5%
Cognizant Technology Solutions Corp., Class A *	2,100	203,532
Concur Technologies, Inc. *	12,500	1,516,750
MICROS Systems, Inc. *	18,100	1,005,093
NetSuite, Inc. *	3,200	336,576
Pandora Media, Inc. *	15,516	559,662
Paychex, Inc.	29,600	1,237,872
Qlik Technologies, Inc. *	54,100	1,461,782
Rackspace Hosting, Inc. *	25,000	910,250
Visa, Inc., Class A	700	150,801
Yahoo! Inc. *	23,400	842,868

		8,225,186

Technology Hardware & Equipment 3.6%
3D Systems Corp. *	1,100	85,503
Diebold, Inc.	23,800	799,442
F5 Networks, Inc. *	1,600	171,200
IPG Photonics Corp. *	21,000	1,404,270
National Instruments Corp.	70,900	2,056,100
Palo Alto Networks, Inc. *	16,100	957,145
Stratasys Ltd. *	9,400	1,133,264

		6,606,924

Transportation 1.3%
C.H. Robinson Worldwide, Inc.	38,800	2,271,352

Total Short Sales
(Proceeds $67,678,431)		74,755,583

End of Short Sale Positions.

*	Non-income producing security

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

 5

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$181,034,458	$—	$—	$181,034,458
Short-Term Investment[1]	—	89,994	—	89,994

Total	$181,034,458	$89,994	$—	$181,124,452

Liabilities Valuation Input

Other Financial Instruments
Short Sales[1]	($74,755,583)	$—	$—	($74,755,583)

[1]	As categorized in Portfolio Holdings.

6

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

REG46826JAN14

 7

Schwab Capital Trust
Schwab Financial Services Fund™

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Common Stock	52,880,831	66,721,384
1.1%	Short-Term Investments	789,747	789,747

99.8%	Total Investments	53,670,578	67,511,131
0.2%	Other Assets and Liabilities, Net		101,839

100.0%	Net Assets		67,612,970

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Banks 21.7%
Chemical Financial Corp.	11,500	332,120
Fifth Third Bancorp	33,700	708,374
First Defiance Financial Corp.	8,700	223,764
First Interstate BancSystem, Inc.	11,500	295,090
Huntington Bancshares, Inc.	69,000	625,830
Ocwen Financial Corp. *	17,000	750,380
Regions Financial Corp.	82,500	839,025
S&T Bancorp, Inc.	5,100	119,289
SunTrust Banks, Inc.	4,400	162,888
TFS Financial Corp. *	16,200	185,976
The PNC Financial Services Group, Inc.	26,900	2,148,772
U.S. Bancorp	5,700	226,461
United Community Banks, Inc. *	18,300	305,244
Wells Fargo & Co.	134,100	6,080,094
WSFS Financial Corp.	16,000	1,148,800
Zions Bancorp	18,300	526,125

		14,678,232

Diversified Financials 44.6%
Affiliated Managers Group, Inc. *	6,200	1,235,288
American Express Co.	14,400	1,224,288
Bank of America Corp.	216,800	3,631,400
Berkshire Hathaway, Inc., Class B *	29,100	3,247,560
BlackRock, Inc.	3,100	931,457
Capital One Financial Corp.	20,200	1,426,322
Citigroup, Inc.	64,600	3,063,978
FBR & Co. *	5,800	140,708
FXCM, Inc., Class A	3,900	66,846
GFI Group, Inc.	48,800	185,440
Investment Technology Group, Inc. *	42,200	696,300
JPMorgan Chase & Co.	99,900	5,530,464
Moody’s Corp.	10,000	745,800
Morgan Stanley	51,700	1,525,667
Nelnet, Inc., Class A	700	26,075
SEI Investments Co.	14,200	483,652
SLM Corp.	22,900	521,204
State Street Corp.	22,400	1,499,680
The Bank of New York Mellon Corp.	62,400	1,994,304
The Goldman Sachs Group, Inc.	8,300	1,362,196
The NASDAQ OMX Group, Inc.	2,100	80,115
Waddell & Reed Financial, Inc., Class A	7,700	499,114

		30,117,858

Insurance 17.5%
Aflac, Inc.	23,900	1,500,442
American International Group, Inc.	18,800	901,648
Assurant, Inc.	4,000	261,400
CNO Financial Group, Inc.	68,800	1,165,472
Genworth Financial, Inc., Class A *	20,100	296,475
HCC Insurance Holdings, Inc.	14,000	600,740
MetLife, Inc.	16,600	814,230
Protective Life Corp.	20,400	999,804
Prudential Financial, Inc.	10,900	919,851
Reinsurance Group of America, Inc.	15,100	1,127,517
Symetra Financial Corp.	26,600	509,390
The Travelers Cos., Inc.	20,000	1,625,600
Torchmark Corp.	14,000	1,052,100
XL Group plc	2,200	63,228

		11,837,897

Real Estate 14.9%
Ashford Hospitality Trust	26,300	247,220
Brandywine Realty Trust	29,600	421,800
CBL & Associates Properties, Inc.	23,300	395,867
CBRE Group, Inc., Class A *	48,100	1,276,574
Cedar Realty Trust, Inc.	36,600	230,946
Chatham Lodging Trust	5,100	106,641
Chesapeake Lodging Trust	9,200	224,020
DCT Industrial Trust, Inc.	68,200	491,040
Duke Realty Corp.	43,400	681,814
Host Hotels & Resorts, Inc.	1,700	31,263
Inland Real Estate Corp.	12,300	129,642
Liberty Property Trust	20,100	731,640
Pebblebrook Hotel Trust	21,800	656,834
Prologis, Inc.	38,000	1,472,880
PS Business Parks, Inc.	16,200	1,272,834
RLJ Lodging Trust	49,100	1,226,518
Saul Centers, Inc.	4,100	191,060
Sovran Self Storage, Inc.	4,400	298,804

		10,087,397

Total Common Stock
(Cost $52,880,831)		66,721,384

 1

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.1% of net assets

Time Deposit 1.1%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 02/03/14	759,748	759,748

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.02%, 03/20/14 (a)(b)	30,000	29,999

Total Short-Term Investments
(Cost $789,747)		789,747

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $53,680,104 and the unrealized appreciation and depreciation were $ 14,203,482 and ($372,455), respectively, with a net unrealized appreciation of $13,831,027

*	Non-income producing security.
(a)	The rate shown is the purchase yield.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 01/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/21/14	5	444,150	(15,797)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and

2

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$66,721,384	$—	$—	$66,721,384
Short-Term Investments[1]	—	789,747	—	789,747

Total	$66,721,384	$789,747	$—	$67,511,131

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($15,797)	$—	$—	($15,797)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

 3

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

On January 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46836JAN14

4

Schwab Capital Trust
Schwab Health Care Fund™

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Common Stock	644,627,356	865,345,670
1.1%	Short-Term Investments	9,924,170	9,924,174

99.8%	Total Investments	654,551,526	875,269,844
0.7%	Collateral Invested for Securities on Loan	6,447,483	6,447,483
(0.5%)	Other Assets and Liabilities, Net		(4,444,439)

100.0%	Net Assets		877,272,888

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Australia 1.7%

Health Care Equipment & Services 0.1%
Sonic Healthcare Ltd.	84,584	1,220,885

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
CSL Ltd.	222,874	13,718,327

		14,939,212

France 0.9%

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Sanofi	81,720	7,989,018

Germany 1.8%

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Merck KGaA	98,455	15,244,889

Ireland 0.7%

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Actavis plc *	33,500	6,330,830

Israel 0.6%

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Teva Pharmaceutical Industries Ltd.	117,520	5,237,965

Japan 0.9%

Health Care Equipment & Services 0.0%
BML, Inc.	6,600	223,768

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Kyowa Hakko Kirin Co., Ltd.	153,000	1,550,110
Mitsubishi Tanabe Pharma Corp.	306,800	4,504,682
Takeda Pharmaceutical Co., Ltd.	28,800	1,338,595

		7,393,387

		7,617,155

Malaysia 0.0%

Health Care Equipment & Services 0.0%
Kossan Rubber Industries	128,800	162,804

Republic of Korea 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Daewoong Pharmaceutical Co., Ltd. *	13,987	972,597

South Africa 0.1%

Health Care Equipment & Services 0.1%
Life Healthcare Group Holdings Pte Ltd.	270,022	863,506
Mediclinic International Ltd.	32,108	206,739

		1,070,245

Sweden 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Meda AB, A Shares	97,925	1,190,195

Switzerland 11.0%

Health Care Equipment & Services 0.2%
Straumann Holding AG - Reg’d	10,326	2,058,189

Pharmaceuticals, Biotechnology & Life Sciences 10.8%
Actelion Ltd. - Reg’d *	214,770	20,164,512
Lonza Group AG - Reg’d *	72,350	7,257,170
Novartis AG - Reg’d	419,925	33,191,216
Roche Holding AG	124,268	34,094,859

		94,707,757

		96,765,946

United Kingdom 2.6%

Pharmaceuticals, Biotechnology & Life Sciences 2.6%
AstraZeneca plc	195,875	12,421,237
GlaxoSmithKline plc	135,000	3,470,060
Shire plc	131,000	6,537,742

		22,429,039

United States 78.1%

Health Care Equipment & Services 27.7%
Abbott Laboratories	544,000	19,943,040
Aetna, Inc.	38,500	2,630,705
Alere, Inc. *	206,400	7,822,560
Align Technology, Inc. *	48,600	2,887,812

 1

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Alliance HealthCare Services, Inc. *	17,700	507,990
AMN Healthcare Services, Inc. *	60,000	906,600
AmSurg Corp. *	117,600	4,909,800
AngioDynamics, Inc. *	58,500	930,735
Anika Therapeutics, Inc. *	56,100	1,866,447
ArthroCare Corp. *	26,000	1,179,880
Becton, Dickinson & Co.	92,000	9,947,040
Boston Scientific Corp. *	1,375,000	18,603,750
CareFusion Corp. *	470,600	19,186,362
Cigna Corp.	107,000	9,235,170
CONMED Corp.	70,500	2,957,475
CorVel Corp. *	27,100	1,283,456
Covidien plc	161,000	10,986,640
Cross Country Healthcare, Inc. *	41,100	443,880
Express Scripts Holding Co. *	156,000	11,651,640
Five Star Quality Care, Inc. *	58,200	316,026
Greatbatch, Inc. *	111,928	4,758,059
Henry Schein, Inc. *	56,000	6,433,840
Hill-Rom Holdings, Inc.	167,000	6,057,090
Humana, Inc.	20,800	2,023,840
Kindred Healthcare, Inc.	85,000	1,609,900
Lifepoint Hospitals, Inc. *	148,200	7,856,082
Magellan Health Services, Inc. *	51,900	3,105,177
McKesson Corp.	67,100	11,702,911
MedAssets, Inc. *	333,400	7,348,136
Medtronic, Inc.	576,000	32,578,560
NuVasive, Inc. *	87,900	3,290,976
Omnicell, Inc. *	50,000	1,291,000
St. Jude Medical, Inc.	84,300	5,119,539
STERIS Corp.	96,700	4,437,563
Stryker Corp.	25,000	1,940,000
Symmetry Medical, Inc. *	100,000	972,000
The Providence Service Corp. *	49,200	1,298,388
Universal Health Services, Inc., Class B	32,600	2,673,852
VCA Antech, Inc. *	160,500	5,126,370
WellPoint, Inc.	56,800	4,884,800

		242,705,091

Pharmaceuticals, Biotechnology & Life Sciences 50.4%
AbbVie, Inc.	753,900	37,114,497
Albany Molecular Research, Inc. *	12,000	128,400
Allergan, Inc.	58,200	6,669,720
AMAG Pharmaceuticals, Inc. *	86,300	1,852,861
Amgen, Inc.	338,000	40,205,100
Bio-Rad Laboratories, Inc., Class A *	61,000	7,754,320
Biogen Idec, Inc. *	115,100	35,984,864
Bristol-Myers Squibb Co.	505,600	25,264,832
Celgene Corp. *	221,400	33,637,302
Covance, Inc. *	24,000	2,269,440
Dyax Corp. *	84,200	708,964
Eli Lilly & Co.	435,900	23,542,959
Emergent Biosolutions, Inc. *	57,800	1,383,154
Endo Health Solutions, Inc. *	30,800	2,029,104
Forest Laboratories, Inc. *	67,400	4,468,620
Gilead Sciences, Inc. *	220,000	17,743,000
ICON plc *	59,800	2,512,198
Impax Laboratories, Inc. *	317,400	7,344,636
Isis Pharmaceuticals, Inc. *	83,600	4,268,616
Johnson & Johnson	650,300	57,532,041
Merck & Co., Inc.	851,500	45,103,955
Mylan, Inc. *	32,000	1,453,120
Myriad Genetics, Inc. (a)*	48,100	1,329,003
PAREXEL International Corp. *	64,400	3,143,364
PDL Biopharma, Inc. (a)	580,900	5,286,190
Pfizer, Inc.	2,005,800	60,976,320
Questcor Pharmaceuticals, Inc.	46,200	3,095,862
Repligen Corp. *	32,900	509,292
Sagent Pharmaceuticals, Inc. *	109,200	2,067,156
Threshold Pharmaceuticals, Inc. *	238,700	1,164,856
United Therapeutics Corp. *	59,900	6,146,938

		442,690,684

		685,395,775

Total Common Stock
(Cost $644,627,356)		865,345,670

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.1% of net assets

Time Deposit 1.0%
Wells Fargo
US Dollar
0.03%, 02/03/14	8,824,256	8,824,256

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill (b)(c)
0.06%, 03/20/14	1,100,000	1,099,918

Total Short-Term Investments
(Cost $9,924,170)		9,924,174

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.7% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	6,447,483	6,447,483

Total Collateral Invested for Securities on Loan
(Cost $6,447,483)		6,447,483

End of Collateral Invested for Securities on Loan.

At 01/31/14, the tax basis cost of the fund’s investments was $654,747,902 and the unrealized appreciation and depreciation were $221,664,001 and ($1,142,059), respectively, with a net unrealized appreciation of $220,521,942.

2

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

At 01/31/14, the values of certain foreign securities held by the fund aggregating $173,456,261 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,282,013.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.
(d)	The rate shown is the 7-day yield.

Reg’d —	Registered

In addition to the above, the fund held the following at 01/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/21/14	70	6,218,100	(78,559)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

 3

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

4

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$691,889,409	$—	$—	$691,889,409
Australia[1]	—	14,939,212	—	14,939,212
France[1]	—	7,989,018	—	7,989,018
Germany[1]	—	15,244,889	—	15,244,889
Israel[1]	—	5,237,965	—	5,237,965
Japan[1]	—	7,617,155	—	7,617,155
Republic of Korea[1]	—	972,597	—	972,597
South Africa[1]	—	1,070,245	—	1,070,245
Sweden[1]	—	1,190,195	—	1,190,195
Switzerland[1]	—	96,765,946	—	96,765,946
United Kingdom[1]	—	22,429,039	—	22,429,039
Short-Term Investments[1]	—	9,924,174	—	9,924,174

Total	$691,889,409	$183,380,435	$—	$875,269,844

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,447,483	$—	$—	$6,447,483

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($78,559)	$—	$—	($78,559)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

On January 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46837JAN14

 5

Schwab Capital Trust
Schwab® International Core Equity Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.1%	Common Stock	146,324,844	164,798,848
0.0%	Rights	12,859	12,097
2.0%	Other Investment Company	3,370,029	3,370,029
0.2%	Short-Term Investments	259,987	259,988

100.3%	Total Investments	149,967,719	168,440,962
(0.3%)	Other Assets and Liabilities, Net		(427,904)

100.0%	Net Assets		168,013,058

	Number	Value
Security	of Shares	($)

Common Stock 98.1% of net assets

Australia 6.3%

Banks 0.7%
Australia & New Zealand Banking Group Ltd.	9,790	257,871
Westpac Banking Corp.	36,647	987,694

		1,245,565

Capital Goods 0.1%
Seven Group Holdings Ltd.	18,391	124,915

Diversified Financials 0.9%
Challenger Ltd.	282,086	1,479,012

Energy 0.3%
Woodside Petroleum Ltd.	16,649	544,502

Food & Staples Retailing 0.2%
Wesfarmers Ltd.	10,792	395,977

Food, Beverage & Tobacco 0.2%
Goodman Fielder Ltd.	507,935	302,580

Insurance 0.9%
Insurance Australia Group Ltd.	332,646	1,593,334

Materials 2.3%
Arrium Ltd.	531,181	722,155
BHP Billiton Ltd.	22,271	711,230
CSR Ltd.	335,801	859,052
Mount Gibson Iron Ltd.	1,163,254	1,065,387
Rio Tinto Ltd.	7,537	428,268

		3,786,092

Retailing 0.2%
David Jones Ltd.	111,453	291,523

Telecommunication Services 0.5%
Telstra Corp., Ltd.	170,368	766,794

		10,530,294

Austria 0.4%

Semiconductors & Semiconductor Equipment 0.4%
ams AG	5,360	659,174

Belgium 1.5%

Food & Staples Retailing 1.1%
Delhaize Group S.A.	30,175	1,938,092

Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	1,232	118,078

Materials 0.3%
Bekaert N.V.	11,191	385,240
Solvay S.A.	380	53,056

		438,296

		2,494,466

Brazil 0.3%

Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	35,005	206,478

Food, Beverage & Tobacco 0.2%
Sao Martinho S.A.	23,900	245,016

		451,494

Canada 0.8%

Commercial & Professional Supplies 0.2%
Transcontinental, Inc., Class A	21,410	269,703

Energy 0.3%
Suncor Energy, Inc.	12,100	397,521

Materials 0.3%
Teck Resources Ltd., Class B	23,000	553,446

Retailing 0.0%
Canadian Tire Corp., Ltd., Class A	700	59,752

		1,280,422

China 0.5%

Automobiles & Components 0.2%
Geely Automobile Holdings Ltd.	800,000	326,927

Materials 0.2%
China Resources Cement Holdings Ltd.	636,000	434,043

Utilities 0.1%
Huaneng Power International, Inc., Class H	92,000	85,896

		846,866

 1

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Denmark 1.6%

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
H. Lundbeck A/S	60,080	1,489,837
Novo Nordisk A/S, Class B	23,965	948,654

		2,438,491

Transportation 0.1%
AP Moeller - Maersk A/S, Series B	16	178,780

		2,617,271

Finland 1.9%

Energy 0.8%
Neste Oil Oyj	72,168	1,288,226

Materials 0.9%
UPM-Kymmene Oyj	104,573	1,601,706

Technology Hardware & Equipment 0.2%
Nokia Oyj *	44,741	309,644

		3,199,576

France 10.6%

Automobiles & Components 1.1%
Compagnie Generale des Etablissements Michelin	8,885	934,616
Renault S.A.	11,098	964,072

		1,898,688

Banks 2.2%
BNP Paribas S.A.	36,716	2,834,662
Credit Agricole S.A. *	56,223	754,412

		3,589,074

Capital Goods 1.1%
Bouygues S.A.	14,742	563,467
Vinci S.A.	20,355	1,330,998

		1,894,465

Energy 2.2%
Total S.A.	62,764	3,580,788

Food & Staples Retailing 0.2%
Carrefour S.A.	11,107	381,663

Health Care Equipment & Services 0.2%
bioMerieux	3,352	352,535

Insurance 0.2%
AXA S.A.	12,260	321,591

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Sanofi	32,929	3,219,168

Telecommunication Services 0.7%
Orange S.A.	95,807	1,186,017

Utilities 0.8%
GDF Suez	62,484	1,379,239

		17,803,228

Germany 8.8%

Automobiles & Components 0.9%
Bayerische Motoren Werke AG	2,491	270,406
Continental AG	5,600	1,201,844

		1,472,250

Capital Goods 1.8%
Krones AG	6,361	507,801
Siemens AG - Reg’d	20,027	2,533,695

		3,041,496

Consumer Durables & Apparel 0.1%
Adidas AG	633	70,574

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	13,636	656,361

Food & Staples Retailing 1.3%
Metro AG	53,298	2,191,237

Insurance 2.0%
Allianz SE - Reg’d	20,044	3,332,122

Materials 1.0%
BASF SE	15,507	1,657,882

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Merck KGaA	4,749	735,341

Real Estate 0.5%
Patrizia Immobilien AG *	86,294	898,773

Telecommunication Services 0.4%
Deutsche Telekom AG - Reg’d	40,433	653,767

		14,709,803

Greece 0.1%

Consumer Services 0.1%
OPAP S.A.	19,136	247,459

Hong Kong 1.8%

Banks 0.3%
BOC Hong Kong (Holdings) Ltd.	150,000	455,888

Capital Goods 1.2%
Hutchison Whampoa Ltd.	140,000	1,733,749
Johnson Electric Holdings Ltd.	231,500	206,315

		1,940,064

Consumer Services 0.1%
Sands China Ltd.	31,600	242,664

Energy 0.2%
CNOOC Ltd.	200,000	310,663

		2,949,279

Ireland 0.0%

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	1,234	83,048

Israel 0.9%

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Teva Pharmaceutical Industries Ltd.	35,966	1,603,035

Italy 2.2%

Banks 0.9%
Intesa Sanpaolo S.p.A.	551,305	1,485,854

2

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.1%
Impregilo S.p.A.	34,018	201,679

Consumer Services 0.3%
GTECH S.p.A.	16,559	504,022

Energy 0.4%
Eni S.p.A.	29,410	667,861

Food, Beverage & Tobacco 0.1%
Parmalat S.p.A.	47,419	157,671

Media 0.1%
Mediaset S.p.A. *	20,209	102,782

Utilities 0.3%
Enel S.p.A.	122,774	558,774

		3,678,643

Japan 19.7%

Automobiles & Components 2.4%
Aisin Seiki Co., Ltd.	14,900	548,625
Denso Corp.	7,000	359,999
Toyota Motor Corp.	53,700	3,072,693

		3,981,317

Banks 3.5%
Mitsubishi UFJ Financial Group, Inc.	143,300	861,488
Mizuho Financial Group, Inc.	1,312,000	2,780,549
Resona Holdings, Inc.	389,800	2,054,666
The Bank of Yokohama Ltd.	15,000	75,400
The Shizuoka Bank Ltd.	16,000	158,913

		5,931,016

Capital Goods 0.8%
Fujikura Ltd.	16,000	74,195
Kinden Corp.	40,000	390,093
Mitsubishi Electric Corp.	16,000	180,723
Mitsubishi Heavy Industries Ltd.	68,000	438,953
Nitta Corp.	5,600	126,376
The Nippon Signal Co., Ltd.	16,100	141,475

		1,351,815

Commercial & Professional Supplies 0.1%
Dai Nippon Printing Co., Ltd.	14,000	138,194

Consumer Durables & Apparel 2.1%
Namco Bandai Holdings, Inc.	31,400	712,603
Panasonic Corp.	248,800	2,819,812

		3,532,415

Consumer Services 0.7%
Oriental Land Co., Ltd.	6,700	1,016,754
Round One Corp.	19,000	175,913

		1,192,667

Diversified Financials 2.2%
Daiwa Securities Group, Inc.	285,000	2,643,205
ORIX Corp.	70,400	1,067,836

		3,711,041

Food, Beverage & Tobacco 1.1%
Japan Tobacco, Inc.	41,600	1,284,168
Kirin Holdings Co., Ltd.	43,000	584,788

		1,868,956

Insurance 0.5%
T&D Holdings, Inc.	75,300	917,466

Materials 0.1%
Asahi Kasei Corp.	33,000	249,710

Real Estate 1.0%
Daito Trust Construction Co., Ltd.	3,900	368,389
Nomura Real Estate Holdings, Inc.	65,300	1,323,468

		1,691,857

Retailing 1.7%
Aoyama Trading Co., Ltd.	32,884	843,692
Autobacs Seven Co., Ltd.	50,800	820,162
Canon Marketing Japan, Inc.	19,200	245,709
Izumi Co., Ltd.	24,800	750,902
USS Co., Ltd.	16,000	218,586

		2,879,051

Software & Services 0.2%
Fujitsu Ltd. *	48,000	268,324

Technology Hardware & Equipment 1.3%
Canon, Inc.	35,000	1,022,379
FUJIFILM Holdings Corp.	6,400	186,509
Ibiden Co., Ltd.	4,900	89,809
Konica Minolta, Inc.	66,500	702,049
Nippon Electric Glass Co., Ltd.	24,000	108,075

		2,108,821

Telecommunication Services 1.7%
Nippon Telegraph & Telephone Corp.	52,300	2,799,206

Transportation 0.3%
Central Japan Railway Co.	2,845	311,753
East Japan Railway Co.	3,400	251,127

		562,880

		33,184,736

Malaysia 0.1%

Materials 0.1%
Petronas Chemicals Group Berhad	47,000	93,267

Mexico 0.1%

Food, Beverage & Tobacco 0.1%
Industrias Bachoco S.A., Class B	63,825	224,633

Netherlands 2.9%

Capital Goods 0.3%
Koninklijke Philips N.V.	12,307	426,981

Commercial & Professional Supplies 1.0%
Randstad Holding N.V.	26,259	1,665,259

Consumer Durables & Apparel 0.2%
TomTom N.V. *	60,869	421,731

Food, Beverage & Tobacco 1.2%
Unilever N.V. CVA	55,640	2,076,026

Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics N.V.	32,680	268,241

		4,858,238

 3

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

New Zealand 0.1%

Materials 0.1%
Fletcher Building Ltd.	19,350	141,741

Norway 0.6%

Energy 0.6%
Statoil A.S.A.	45,149	1,070,061

Food, Beverage & Tobacco 0.0%
Orkla A.S.A.	3,252	25,315

		1,095,376

Portugal 0.1%

Food & Staples Retailing 0.1%
Sonae	75,392	118,663

Media 0.0%
Zon Optimus SGPS, S.A.	9,465	63,264

		181,927

Republic of Korea 0.6%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Daewoong Pharmaceutical Co., Ltd. *	859	59,732

Semiconductors & Semiconductor Equipment 0.2%
Samsung Electronics Co., Ltd.	240	284,210

Software & Services 0.4%
NCSoft Corp.	3,245	596,523

		940,465

Singapore 2.7%

Banks 2.3%
DBS Group Holdings Ltd.	215,000	2,776,610
United Overseas Bank Ltd.	74,000	1,157,123

		3,933,733

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	82,000	200,234

Real Estate 0.1%
UOL Group Ltd.	42,000	192,354

Transportation 0.2%
Singapore Airlines Ltd.	35,000	262,679

		4,589,000

South Africa 0.1%

Materials 0.1%
Assore Ltd.	4,138	149,514

Spain 2.1%

Capital Goods 0.4%
ACS, Actividades de Construccion y Servicios S.A.	17,874	627,351
Sacyr S.A. *	10,905	55,521

		682,872

Energy 1.2%
Repsol S.A.	84,388	1,972,304

Utilities 0.5%
Endesa S.A.	23,046	676,995
Gas Natural SDG S.A.	6,103	150,827

		827,822

		3,482,998

Sweden 3.2%

Banks 1.3%
Skandinaviska Enskilda Banken AB, A Shares	159,761	2,058,470
Swedbank AB, A Shares	6,826	178,122

		2,236,592

Capital Goods 0.8%
Trelleborg AB, B Shares	65,425	1,304,155

Food & Staples Retailing 0.4%
Axfood AB	13,433	643,826

Technology Hardware & Equipment 0.7%
Telefonaktiebolaget LM Ericsson, B Shares	101,160	1,238,690

		5,423,263

Switzerland 7.3%

Capital Goods 0.9%
Bucher Industries AG - Reg’d	1,035	303,099
Georg Fischer AG - Reg’d *	1,602	1,097,355
OC Oerlikon Corp. AG - Reg’d *	5,015	78,897

		1,479,351

Diversified Financials 0.2%
UBS AG - Reg’d *	12,562	249,158

Insurance 1.2%
Helvetia Holding AG - Reg’d	2,550	1,228,720
Swiss Re AG *	9,746	841,090

		2,069,810

Materials 0.3%
Givaudan S.A. - Reg’d *	250	369,680
Holcim Ltd. - Reg’d *	2,549	185,013

		554,693

Pharmaceuticals, Biotechnology & Life Sciences 4.5%
Actelion Ltd. - Reg’d *	12,936	1,214,547
Lonza Group AG - Reg’d *	6,508	652,794
Novartis AG - Reg’d	39,866	3,151,041
Roche Holding AG	9,370	2,570,805

		7,589,187

Technology Hardware & Equipment 0.2%
Logitech International S.A. - Reg’d	25,848	406,331

		12,348,530

United Kingdom 20.8%

Banks 2.0%
HSBC Holdings plc	120,284	1,234,323

4

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lloyds Banking Group plc *	1,571,138	2,142,624

		3,376,947

Capital Goods 0.4%
BAE Systems plc	103,810	732,367

Commercial & Professional Supplies 0.8%
Berendsen plc	87,942	1,334,735

Consumer Durables & Apparel 0.2%
Persimmon plc *	14,094	303,685

Diversified Financials 0.1%
Man Group plc	92,831	124,296

Energy 2.9%
BG Group plc	11,082	186,266
BP plc	430,593	3,374,579
Enquest plc *	21,304	45,368
Royal Dutch Shell plc, B Shares	17,266	631,541
Soco International plc *	97,503	659,655

		4,897,409

Food & Staples Retailing 0.1%
J. Sainsbury plc	28,712	162,606

Food, Beverage & Tobacco 1.2%
Associated British Foods plc	25,989	1,158,189
Unilever plc	21,801	836,722

		1,994,911

Materials 2.5%
African Barrick Gold plc	95,843	343,955
BHP Billiton plc	36,330	1,069,503
Rio Tinto plc	50,724	2,697,927

		4,111,385

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
AstraZeneca plc	55,468	3,517,453
Shire plc	20,703	1,033,213

		4,550,666

Real Estate 0.9%
Grainger plc	437,870	1,528,219

Retailing 1.9%
Next plc	27,508	2,821,417
WH Smith plc	18,947	324,471

		3,145,888

Semiconductors & Semiconductor Equipment 0.3%
CSR plc	48,478	526,243

Software & Services 0.8%
Micro Focus International plc	2,691	33,116
The Sage Group plc	186,156	1,248,326

		1,281,442

Technology Hardware & Equipment 0.1%
Pace plc	38,509	226,028

Telecommunication Services 2.2%
BT Group plc	292,192	1,839,955
Vodafone Group plc	507,178	1,879,457

		3,719,412

Transportation 0.7%
easyJet plc	45,317	1,223,997

Utilities 1.0%
Centrica plc	253,810	1,296,220
SSE plc	18,395	394,646

		1,690,866

		34,931,102

Total Common Stock
(Cost $146,324,844)		164,798,848

Rights 0.0% of net assets

France 0.0%

Retailing 0.0%
Groupe Fnac *	592	1,924

Spain 0.0%

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A. *	17,874	10,173

Total Rights
(Cost $12,859)		12,097

Other Investment Company 2.0% of net assets

United States 2.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	3,370,029	3,370,029

Total Other Investment Company
(Cost $3,370,029)		3,370,029

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.2% of net assets

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.06%, 03/20/14 (a)(b)	60,000	59,996
0.03%, 03/20/14 (a)(b)	200,000	199,992

Total Short-Term Investments
(Cost $259,987)		259,988

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $150,130,136 and the unrealized appreciation and depreciation were $21,944,923 and ($3,634,097), respectively, with a net unrealized appreciation of $18,310,826.

 5

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

At 01/31/14, the values of certain foreign securities held by the fund aggregating $160,361,540 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.

CVA —	Dutch Certificate
Reg’d —	Registered

In addition to the above, the fund held the following at 01/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contract
MSCI EAFE, e-mini, Long, expires 03/21/14	16	1,454,240	(63,786)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

6

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$136,256,315	$—	$136,256,315
Austria[1]	659,174	—	—	659,174
Brazil[1]	—	206,478	—	206,478
Food, Beverage & Tobacco	245,016	—	—	245,016
Canada[1]	1,280,422	—	—	1,280,422

 7

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Denmark[1]	$—	$178,780	$—	$178,780
Pharmaceuticals, Biotechnology & Life Sciences	948,654	1,489,837	—	2,438,491
France[1]	—	17,450,693	—	17,450,693
Health Care Equipment & Services	352,535	—	—	352,535
Ireland[1]	83,048	—	—	83,048
Mexico[1]	224,633	—	—	224,633
Sweden[1]	—	4,779,437	—	4,779,437
Food & Staples Retailing	643,826	—	—	643,826
Rights
France[1]	1,924	—	—	1,924
Spain[1]	10,173	—	—	10,173
Other Investment Company[1]	3,370,029	—	—	3,370,029
Short-Term Investments[1]	—	259,988	—	259,988

Total	$7,819,434	$160,621,528	$—	$168,440,962

Liabilities Valuation Input

Other Financial Instruments
Futures Contract[2]	($63,786)	$—	$—	($63,786)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $760,641 and $512,489 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2014. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

On January 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46827JAN14

8

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.1%	Common Stock	2,266,208,196	3,058,582,573
0.0%	Rights	6,754	4,156
2.4%	Other Investment Company	75,647,891	75,647,891
0.1%	Short-Term Investments	4,299,694	4,299,708

99.6%	Total Investments	2,346,162,535	3,138,534,328
0.3%	Collateral Invested for Securities on Loan	10,597,687	10,597,687
0.1%	Other Assets and Liabilities, Net		2,577,267

100.0%	Net Assets		3,151,709,282

	Number	Value
Security	of Shares	($)

Common Stock 97.1% of net assets

Automobiles & Components 1.0%
BorgWarner, Inc.	29,100	1,562,670
Delphi Automotive plc	43,700	2,660,893
Ford Motor Co.	463,674	6,936,563
General Motors Co. *	161,700	5,834,136
Harley-Davidson, Inc.	36,560	2,255,387
Johnson Controls, Inc.	142,410	6,567,949
Lear Corp.	23,300	1,685,289
The Goodyear Tire & Rubber Co.	63,890	1,511,637
TRW Automotive Holdings Corp. *	24,850	1,842,628
Visteon Corp. *	11,700	947,817

		31,804,969

Banks 2.4%
BB&T Corp.	129,675	4,851,142
CIT Group, Inc.	18,800	875,140
Comerica, Inc.	30,900	1,415,220
Fifth Third Bancorp	153,290	3,222,156
Hudson City Bancorp, Inc.	151,190	1,366,758
Huntington Bancshares, Inc.	148,927	1,350,768
KeyCorp	174,390	2,225,216
M&T Bank Corp.	16,086	1,793,750
New York Community Bancorp, Inc.	83,230	1,347,494
Popular, Inc. *	34,268	904,675
Regions Financial Corp.	303,025	3,081,764
SunTrust Banks, Inc.	112,860	4,178,077
The PNC Financial Services Group, Inc.	75,545	6,034,535
U.S. Bancorp	264,100	10,492,693
Wells Fargo & Co.	662,425	30,034,349
Zions Bancorp	36,735	1,056,131

		74,229,868

Capital Goods 8.1%
3M Co.	105,475	13,520,840
AECOM Technology Corp. *	27,300	782,691
AGCO Corp.	22,340	1,191,392
Alliant Techsystems, Inc.	8,420	1,209,954
AMETEK, Inc.	15,600	770,952
Caterpillar, Inc.	110,145	10,343,717
Cummins, Inc.	26,584	3,375,636
Danaher Corp.	46,900	3,488,891
Deere & Co.	68,886	5,921,441
Dover Corp.	31,675	2,741,788
Eaton Corp. plc	50,299	3,676,354
EMCOR Group, Inc.	20,440	868,904
Emerson Electric Co.	143,350	9,452,499
Exelis, Inc.	95,655	1,873,881
Fastenal Co.	22,640	994,575
Flowserve Corp.	20,375	1,473,724
Fluor Corp.	52,040	3,952,958
General Cable Corp.	22,300	636,219
General Dynamics Corp.	91,225	9,242,005
General Electric Co.	1,784,125	44,835,061
Harsco Corp.	37,035	940,319
Honeywell International, Inc.	100,540	9,172,264
Hubbell, Inc., Class B	8,130	949,015
Illinois Tool Works, Inc.	66,570	5,250,376
Ingersoll-Rand plc	63,242	3,717,997
ITT Corp.	50,827	2,081,366
Jacobs Engineering Group, Inc. *	35,740	2,169,775
Joy Global, Inc.	22,500	1,187,775
KBR, Inc.	53,200	1,665,160
L-3 Communications Holdings, Inc.	48,835	5,424,104
Lennox International, Inc.	11,735	1,015,782
Lockheed Martin Corp.	73,835	11,142,440
Masco Corp.	84,650	1,791,194
Northrop Grumman Corp.	107,195	12,386,382
Oshkosh Corp.	24,920	1,349,169
Owens Corning *	29,650	1,131,148
PACCAR, Inc.	61,242	3,429,552
Pall Corp.	12,440	996,444
Parker Hannifin Corp.	31,617	3,584,419
Pentair Ltd.	14,537	1,080,535
Precision Castparts Corp.	11,716	2,984,651
Quanta Services, Inc. *	34,100	1,062,897
Raytheon Co.	111,010	10,553,721
Rockwell Automation, Inc.	14,450	1,659,438
Rockwell Collins, Inc.	25,030	1,891,267
Roper Industries, Inc.	6,400	878,336
Snap-on, Inc.	7,700	771,155
SPX Corp.	15,335	1,526,906

 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stanley Black & Decker, Inc.	19,903	1,540,492
Terex Corp.	26,425	1,083,425
Textron, Inc.	64,320	2,283,360
The Boeing Co.	79,940	10,013,284
The Timken Co.	17,465	983,803
United Rentals, Inc. *	15,300	1,238,382
United Technologies Corp.	172,815	19,704,366
URS Corp.	33,493	1,681,349
W.W. Grainger, Inc.	8,635	2,024,735
WESCO International, Inc. *	12,600	1,045,296
Xylem, Inc.	29,255	975,947

		254,721,508

Commercial & Professional Supplies 0.8%
Cintas Corp.	26,650	1,520,915
Equifax, Inc.	15,930	1,116,056
Iron Mountain, Inc.	32,380	855,156
Manpowergroup, Inc.	40,290	3,138,591
Pitney Bowes, Inc.	97,805	2,462,730
R.R. Donnelley & Sons Co.	160,040	2,955,939
Republic Services, Inc.	50,724	1,624,690
Robert Half International, Inc.	39,910	1,667,440
The ADT Corp.	24,700	741,988
The Dun & Bradstreet Corp.	9,600	1,056,000
United Stationers, Inc.	20,950	867,958
Waste Management, Inc.	131,555	5,496,368

		23,503,831

Consumer Durables & Apparel 1.0%
Coach, Inc.	49,775	2,383,725
D.R. Horton, Inc.	49,890	1,171,417
Garmin Ltd.	29,370	1,323,119
Harman International Industries, Inc.	12,920	1,336,316
Hasbro, Inc.	31,965	1,570,121
Jarden Corp. *	16,615	1,004,377
Leggett & Platt, Inc.	43,720	1,312,474
Mattel, Inc.	56,335	2,131,716
Mohawk Industries, Inc. *	9,335	1,327,250
Newell Rubbermaid, Inc.	51,950	1,605,255
NIKE, Inc., Class B	100,956	7,354,645
NVR, Inc. *	1,403	1,618,234
Ralph Lauren Corp.	8,620	1,352,392
VF Corp.	44,980	2,629,081
Whirlpool Corp.	20,955	2,793,301

		30,913,423

Consumer Services 1.5%
Apollo Group, Inc., Class A *	79,850	2,578,356
Brinker International, Inc.	27,955	1,351,904
Carnival Corp.	62,345	2,443,300
Darden Restaurants, Inc.	37,145	1,836,449
Graham Holdings Co., Class B	1,880	1,176,993
H&R Block, Inc.	39,465	1,199,736
International Game Technology	56,855	820,418
Marriott International, Inc., Class A	38,189	1,882,718
McDonald’s Corp.	183,080	17,240,643
MGM Resorts International *	55,615	1,354,781
Royal Caribbean Cruises Ltd.	35,205	1,746,168
Service Corp. International	45,600	807,120
Starbucks Corp.	50,180	3,568,802
Starwood Hotels & Resorts Worldwide, Inc.	29,870	2,231,588
Wyndham Worldwide Corp.	25,340	1,797,620
Wynn Resorts Ltd.	9,700	2,108,974
Yum! Brands, Inc.	60,030	4,031,014

		48,176,584

Diversified Financials 6.7%
American Express Co.	126,825	10,782,662
Ameriprise Financial, Inc.	24,300	2,567,052
Bank of America Corp.	2,961,960	49,612,830
Berkshire Hathaway, Inc., Class B *	181,411	20,245,468
BlackRock, Inc.	7,500	2,253,525
Capital One Financial Corp.	98,620	6,963,558
Citigroup, Inc.	526,833	24,987,689
CME Group, Inc.	25,900	1,936,284
Discover Financial Services	55,022	2,951,930
Eaton Vance Corp.	17,800	677,646
Franklin Resources, Inc.	64,820	3,371,288
Invesco Ltd.	48,500	1,612,625
JPMorgan Chase & Co.	712,342	39,435,253
Legg Mason, Inc.	40,620	1,720,257
Moody’s Corp.	25,370	1,892,095
Morgan Stanley	171,735	5,067,900
Northern Trust Corp.	26,860	1,617,509
PHH Corp. *	40,090	972,984
SLM Corp.	56,635	1,289,013
State Street Corp.	44,036	2,948,210
T. Rowe Price Group, Inc.	30,145	2,364,574
The Bank of New York Mellon Corp.	133,452	4,265,126
The Charles Schwab Corp. (a)	122,515	3,040,822
The Goldman Sachs Group, Inc.	76,011	12,474,925
The McGraw Hill Financial, Inc.	64,480	4,903,059

		209,954,284

Energy 14.8%
Alpha Natural Resources, Inc. *	106,100	602,648
Anadarko Petroleum Corp.	64,315	5,189,577
Apache Corp.	74,620	5,989,001
Arch Coal, Inc. (b)	173,100	733,944
Baker Hughes, Inc.	99,249	5,621,463
Cameron International Corp. *	27,680	1,659,970
Chesapeake Energy Corp.	172,920	4,653,277
Chevron Corp.	619,705	69,177,669
Cimarex Energy Co.	10,845	1,062,593
ConocoPhillips	868,810	56,429,209
CONSOL Energy, Inc.	33,735	1,260,002
Devon Energy Corp.	105,240	6,232,313
Diamond Offshore Drilling, Inc.	23,920	1,161,077
Energen Corp.	13,510	955,427
EOG Resources, Inc.	21,350	3,527,874
EQT Corp.	9,700	900,257
Exxon Mobil Corp.	1,589,484	146,486,845
FMC Technologies, Inc. *	21,280	1,052,083
Halliburton Co.	145,265	7,119,438

2

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Helmerich & Payne, Inc.	12,095	1,064,844
Hess Corp.	104,850	7,915,127
HollyFrontier Corp.	28,402	1,315,013
Kinder Morgan, Inc.	49,200	1,673,292
Marathon Oil Corp.	358,790	11,764,724
Marathon Petroleum Corp.	95,295	8,295,430
McDermott International, Inc. *	109,310	911,645
Murphy Oil Corp.	91,475	5,178,400
Nabors Industries Ltd.	115,100	1,965,908
National Oilwell Varco, Inc.	63,023	4,727,355
Newfield Exploration Co. *	41,500	1,027,955
Noble Energy, Inc.	29,270	1,824,399
Occidental Petroleum Corp.	154,170	13,500,667
ONEOK, Inc.	37,220	2,549,198
Patterson-UTI Energy, Inc.	45,400	1,166,326
Peabody Energy Corp.	93,645	1,596,647
Phillips 66	358,455	26,199,476
Pioneer Natural Resources Co.	6,300	1,066,716
QEP Resources, Inc.	36,050	1,113,585
Rowan Cos. plc, Class A *	21,700	680,729
Schlumberger Ltd.	160,000	14,011,200
SEACOR Holdings, Inc. *	12,000	1,010,160
Seadrill Ltd.	44,500	1,589,095
Southwestern Energy Co. *	27,340	1,112,465
Spectra Energy Corp.	98,460	3,539,637
Tesoro Corp.	55,460	2,857,299
The Williams Cos., Inc.	104,875	4,246,389
Valero Energy Corp.	393,525	20,109,127
World Fuel Services Corp.	53,200	2,272,704
WPX Energy, Inc. *	90,058	1,715,605

		467,815,784

Food & Staples Retailing 4.0%
Casey’s General Stores, Inc.	13,312	914,135
Costco Wholesale Corp.	113,715	12,777,017
CVS Caremark Corp.	400,935	27,151,318
Safeway, Inc.	243,140	7,595,694
SUPERVALU, Inc. *	401,820	2,322,520
Sysco Corp.	200,540	7,034,943
The Kroger Co.	239,820	8,657,502
Wal-Mart Stores, Inc.	565,725	42,248,343
Walgreen Co.	286,570	16,434,790
Whole Foods Market, Inc.	37,100	1,938,846

		127,075,108

Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	405,280	14,273,962
Archer-Daniels-Midland Co.	297,105	11,729,705
Beam, Inc.	23,700	1,974,210
Brown-Forman Corp., Class B	16,050	1,235,850
Bunge Ltd.	91,275	6,914,994
Campbell Soup Co.	41,930	1,727,935
Coca-Cola Enterprises, Inc.	85,295	3,692,421
ConAgra Foods, Inc.	115,005	3,656,009
Constellation Brands, Inc., Class A *	16,805	1,288,439
Dean Foods Co. *	77,495	1,224,421
Dr Pepper Snapple Group, Inc.	42,900	2,054,052
General Mills, Inc.	96,510	4,634,410
Hillshire Brands Co.	94,300	3,358,966
Hormel Foods Corp.	23,220	1,055,117
Ingredion, Inc.	14,200	884,660
Kellogg Co.	46,080	2,671,718
Kraft Foods Group, Inc.	81,300	4,256,055
Lorillard, Inc.	74,254	3,654,782
McCormick & Co., Inc. - Non Voting Shares	13,940	894,669
Mead Johnson Nutrition Co.	10,100	776,589
Molson Coors Brewing Co., Class B	22,980	1,209,667
Mondelez International, Inc., Class A	443,292	14,517,813
PepsiCo, Inc.	250,908	20,162,967
Philip Morris International, Inc.	246,420	19,255,259
Reynolds American, Inc.	59,050	2,863,925
The Coca-Cola Co.	434,530	16,433,925
The Hershey Co.	13,150	1,307,110
The JM Smucker Co.	18,725	1,804,903
Tyson Foods, Inc., Class A	132,580	4,958,492

		154,473,025

Health Care Equipment & Services 5.9%
Abbott Laboratories	392,190	14,377,685
Aetna, Inc.	127,732	8,727,927
AmerisourceBergen Corp.	105,640	7,101,121
Baxter International, Inc.	94,060	6,424,298
Becton, Dickinson & Co.	41,155	4,449,679
Boston Scientific Corp. *	257,165	3,479,442
C.R. Bard, Inc.	16,000	2,073,440
Cardinal Health, Inc.	175,320	11,925,266
CareFusion Corp. *	30,710	1,252,047
Cigna Corp.	35,309	3,047,520
Community Health Systems, Inc. *	39,463	1,634,152
Covidien plc	62,670	4,276,601
DaVita HealthCare Partners, Inc. *	23,720	1,540,140
DENTSPLY International, Inc.	17,935	827,521
Express Scripts Holding Co. *	72,940	5,447,889
HCA Holdings, Inc. *	96,200	4,835,974
Health Net, Inc. *	69,870	2,298,024
Henry Schein, Inc. *	13,930	1,600,418
Humana, Inc.	59,040	5,744,592
Laboratory Corp. of America Holdings *	14,030	1,260,315
Lifepoint Hospitals, Inc. *	15,730	833,847
Magellan Health Services, Inc. *	14,000	837,620
McKesson Corp.	84,000	14,650,440
Medtronic, Inc.	179,665	10,161,852
Omnicare, Inc.	29,710	1,855,687
Owens & Minor, Inc.	34,002	1,177,829
Patterson Cos., Inc.	24,475	978,021
Quest Diagnostics, Inc.	45,555	2,391,637
St. Jude Medical, Inc.	55,960	3,398,451
Stryker Corp.	44,945	3,487,732
Tenet Healthcare Corp. *	21,093	970,489
UnitedHealth Group, Inc.	325,475	23,525,333
Universal Health Services, Inc., Class B	15,450	1,267,209
Varian Medical Systems, Inc. *	14,820	1,205,014
WellCare Health Plans, Inc. *	13,200	859,452

 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
WellPoint, Inc.	246,870	21,230,820
Zimmer Holdings, Inc.	38,840	3,649,795

		184,805,279

Household & Personal Products 2.0%
Avon Products, Inc.	118,425	1,763,348
Church & Dwight Co., Inc.	12,600	813,708
Colgate-Palmolive Co.	115,860	7,094,108
Energizer Holdings, Inc.	9,220	871,290
Herbalife Ltd. (b)	15,400	991,298
Kimberly-Clark Corp.	62,420	6,826,876
The Clorox Co.	15,420	1,361,123
The Estee Lauder Cos., Inc., Class A	19,820	1,362,427
The Procter & Gamble Co.	564,795	43,274,593

		64,358,771

Insurance 3.3%
ACE Ltd.	42,500	3,986,925
Aflac, Inc.	73,740	4,629,397
Allied World Assurance Co. Holdings AG	8,100	833,652
American Financial Group, Inc.	19,440	1,067,645
American International Group, Inc.	163,080	7,821,317
Aon plc	34,536	2,778,767
Arch Capital Group Ltd. *	29,275	1,575,288
Assurant, Inc.	33,655	2,199,354
Axis Capital Holdings Ltd.	32,850	1,478,907
Cincinnati Financial Corp.	31,580	1,530,051
Endurance Specialty Holdings Ltd.	18,830	986,504
Everest Re Group Ltd.	10,525	1,523,599
Fidelity National Financial, Inc., Class A	58,525	1,845,879
Genworth Financial, Inc., Class A *	133,200	1,964,700
Hartford Financial Services Group, Inc.	144,610	4,808,282
HCC Insurance Holdings, Inc.	19,000	815,290
Lincoln National Corp.	44,880	2,155,586
Loews Corp.	66,282	2,955,514
Marsh & McLennan Cos., Inc.	72,550	3,316,260
MetLife, Inc.	107,605	5,278,025
PartnerRe Ltd.	16,930	1,662,018
Platinum Underwriters Holdings Ltd.	13,200	750,288
Principal Financial Group, Inc.	36,885	1,607,079
Prudential Financial, Inc.	80,540	6,796,771
Reinsurance Group of America, Inc.	14,000	1,045,380
RenaissanceRe Holdings Ltd.	15,125	1,371,989
The Allstate Corp.	125,055	6,402,816
The Chubb Corp.	80,475	6,803,356
The Progressive Corp.	169,845	3,947,198
The Travelers Cos., Inc.	178,995	14,548,714
Torchmark Corp.	18,610	1,398,542
Unum Group	61,225	1,971,445
W. R. Berkley Corp.	30,360	1,176,754
White Mountains Insurance Group Ltd.	1,429	806,956
XL Group plc	45,785	1,315,861

		105,156,109

Materials 3.8%
Air Products & Chemicals, Inc.	37,175	3,908,579
Airgas, Inc.	9,700	1,001,428
Albemarle Corp.	12,400	795,832
Alcoa, Inc.	631,405	7,267,472
Allegheny Technologies, Inc.	38,311	1,204,498
AptarGroup, Inc.	13,100	835,780
Ashland, Inc.	16,535	1,534,613
Avery Dennison Corp.	27,750	1,367,243
Ball Corp.	36,780	1,882,768
Bemis Co., Inc.	26,555	1,022,633
Celanese Corp., Series A	23,100	1,169,784
CF Industries Holdings, Inc.	7,171	1,655,497
Cliffs Natural Resources, Inc. (b)	63,300	1,222,956
Commercial Metals Co.	66,145	1,260,724
Cytec Industries, Inc.	8,700	782,739
Domtar Corp.	20,591	2,211,679
E.I. du Pont de Nemours & Co.	129,245	7,885,237
Eastman Chemical Co.	25,020	1,950,559
Ecolab, Inc.	16,991	1,708,275
FMC Corp.	14,680	1,036,848
Freeport-McMoRan Copper & Gold, Inc.	272,870	8,843,717
Huntsman Corp.	50,915	1,116,057
International Flavors & Fragrances, Inc.	12,035	1,043,194
International Paper Co.	100,595	4,802,405
LyondellBasell Industries N.V., Class A	65,100	5,127,276
Martin Marietta Materials, Inc.	8,210	894,972
MeadWestvaco Corp.	43,540	1,570,488
Monsanto Co.	48,495	5,167,142
Newmont Mining Corp.	124,610	2,691,576
Nucor Corp.	103,280	4,993,588
Owens-Illinois, Inc. *	42,045	1,347,122
Packaging Corp. of America	15,545	1,004,207
PPG Industries, Inc.	20,100	3,665,436
Praxair, Inc.	41,270	5,147,194
Reliance Steel & Aluminum Co.	24,320	1,701,184
RPM International, Inc.	22,565	895,154
Sealed Air Corp.	40,275	1,256,177
Sigma-Aldrich Corp.	15,030	1,397,339
Sonoco Products Co.	28,955	1,198,158
Southern Copper Corp.	34,422	963,128
Steel Dynamics, Inc.	77,150	1,272,975
The Dow Chemical Co.	263,100	11,973,681
The Mosaic Co.	60,110	2,684,513
The Sherwin-Williams Co.	8,245	1,510,979
The Valspar Corp.	13,650	959,322
United States Steel Corp. (b)	99,895	2,608,258
Vulcan Materials Co.	20,623	1,273,058

		118,813,444

4

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 3.9%
Cablevision Systems Corp., Class A	90,665	1,454,267
CBS Corp., Class B - Non Voting Shares	104,990	6,165,013
Charter Communications, Inc., Class A *	10,300	1,411,100
Comcast Corp., Class A	334,840	18,232,038
DIRECTV *	157,640	10,944,945
Discovery Communications, Inc., Class A *	20,967	1,672,747
DISH Network Corp., Class A *	27,970	1,576,949
Gannett Co., Inc.	80,630	2,219,744
Liberty Global plc, Class A *	75,748	6,054,538
Omnicom Group, Inc.	56,304	4,086,544
Starz, Class A *	35,500	993,290
The Interpublic Group of Cos., Inc.	60,905	993,970
The Walt Disney Co.	287,650	20,886,266
Thomson Reuters Corp.	75,300	2,715,318
Time Warner Cable, Inc.	61,209	8,157,323
Time Warner, Inc.	304,188	19,112,132
Twenty-First Century Fox, Inc.	253,220	8,057,460
Viacom Inc., Class B	92,400	7,586,040

		122,319,684

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	112,200	5,523,606
Actavis plc *	15,073	2,848,496
Agilent Technologies, Inc.	55,105	3,204,356
Allergan, Inc.	17,730	2,031,858
Amgen, Inc.	135,355	16,100,477
Biogen Idec, Inc. *	10,650	3,329,616
Bristol-Myers Squibb Co.	239,650	11,975,310
Celgene Corp. *	11,200	1,701,616
Eli Lilly & Co.	187,655	10,135,247
Forest Laboratories, Inc. *	54,555	3,616,996
Gilead Sciences, Inc. *	103,620	8,356,953
Hospira, Inc. *	28,550	1,256,485
Johnson & Johnson	430,095	38,050,505
Life Technologies Corp. *	16,019	1,218,565
Merck & Co., Inc.	410,557	21,747,204
Mettler-Toledo International, Inc. *	3,200	788,160
Mylan, Inc. *	31,975	1,451,985
Pfizer, Inc.	1,283,899	39,030,530
Thermo Fisher Scientific, Inc.	37,745	4,345,959
Waters Corp. *	9,100	985,257

		177,699,181

Real Estate 0.9%
American Tower Corp.	13,365	1,080,961
Annaly Capital Management, Inc.	225,685	2,430,627
Apartment Investment & Management Co., Class A	32,154	899,347
AvalonBay Communities, Inc.	6,499	802,626
Boston Properties, Inc.	13,490	1,458,134
Equity Residential	31,745	1,758,038
HCP, Inc.	28,965	1,133,980
Health Care REIT, Inc.	11,000	637,120
Hospitality Properties Trust	30,755	790,404
Host Hotels & Resorts, Inc.	87,378	1,606,881
Kimco Realty Corp.	41,860	875,293
Plum Creek Timber Co., Inc.	26,495	1,141,140
Prologis, Inc.	20,200	782,952
Public Storage	9,330	1,470,315
Rayonier, Inc.	14,602	646,285
Simon Property Group, Inc.	16,776	2,597,596
Ventas, Inc.	15,678	978,150
Vornado Realty Trust REIT	21,128	1,940,184
Weyerhaeuser Co.	205,557	6,142,043

		29,172,076

Retailing 4.2%
Aaron’s, Inc.	28,500	766,365
Abercrombie & Fitch Co., Class A	30,110	1,065,292
Advance Auto Parts, Inc.	15,345	1,761,759
Amazon.com, Inc. *	9,150	3,282,013
American Eagle Outfitters, Inc.	81,035	1,096,404
AutoNation, Inc. *	14,900	735,911
AutoZone, Inc. *	2,523	1,249,036
Bed Bath & Beyond, Inc. *	45,365	2,896,555
Best Buy Co., Inc.	223,100	5,251,774
Big Lots, Inc. *	42,365	1,134,958
CarMax, Inc. *	23,280	1,050,161
Core-Mark Holding Co., Inc.	15,300	1,157,445
Dick’s Sporting Goods, Inc.	13,900	729,750
Dillard’s, Inc., Class A	11,975	1,045,418
Dollar General Corp. *	36,700	2,066,944
Dollar Tree, Inc. *	36,134	1,825,490
Expedia, Inc.	22,765	1,479,270
Family Dollar Stores, Inc.	20,775	1,284,310
Foot Locker, Inc.	41,395	1,597,847
GameStop Corp., Class A	56,690	1,988,118
Genuine Parts Co.	37,400	3,076,150
J.C. Penney Co., Inc. (b)*	223,900	1,325,488
Kohl’s Corp.	111,795	5,660,181
L Brands, Inc.	40,220	2,105,919
Liberty Interactive Corp., Class A *	116,320	3,106,907
Lowe’s Cos., Inc.	336,755	15,588,389
Macy’s, Inc.	94,720	5,039,104
Nordstrom, Inc.	37,755	2,169,025
O’Reilly Automotive, Inc. *	11,330	1,484,003
PetSmart, Inc.	23,340	1,470,420
Priceline.com, Inc. *	988	1,131,151
RadioShack Corp. (b)*	214,280	514,272
Rent-A-Center, Inc.	27,870	695,078
Ross Stores, Inc.	23,590	1,601,997
Sears Holdings Corp. (b)*	50,321	1,830,175
Signet Jewelers Ltd.	14,500	1,153,475
Staples, Inc.	373,750	4,918,550
Target Corp.	236,995	13,423,397
The Gap, Inc.	99,575	3,791,816
The Home Depot, Inc.	231,696	17,805,838
The TJX Cos., Inc.	108,160	6,204,058
Tiffany & Co.	16,035	1,333,952
Tractor Supply Co.	14,400	957,744
Williams-Sonoma, Inc.	19,845	1,081,949

		130,933,858

 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	33,150	1,108,205
Analog Devices, Inc.	49,965	2,411,811
Applied Materials, Inc.	303,325	5,101,926
Broadcom Corp., Class A	72,345	2,152,987
Intel Corp.	1,388,810	34,081,397
KLA-Tencor Corp.	29,780	1,830,577
Lam Research Corp. *	25,700	1,300,677
Linear Technology Corp.	28,355	1,262,932
LSI Corp.	139,040	1,533,611
Marvell Technology Group Ltd.	91,830	1,371,022
Maxim Integrated Products, Inc.	49,300	1,491,818
Microchip Technology, Inc.	30,480	1,367,333
Micron Technology, Inc. *	171,775	3,957,696
NVIDIA Corp.	79,637	1,250,301
Texas Instruments, Inc.	267,770	11,353,448
Xilinx, Inc.	37,020	1,718,468

		73,294,209

Software & Services 6.3%
Accenture plc, Class A	69,895	5,583,213
Adobe Systems, Inc. *	49,440	2,926,354
Alliance Data Systems Corp. *	5,880	1,409,201
Amdocs Ltd.	35,600	1,540,056
AOL, Inc. *	47,080	2,169,446
Autodesk, Inc. *	22,800	1,168,500
Automatic Data Processing, Inc.	64,680	4,954,488
Broadridge Financial Solutions, Inc.	24,700	896,363
CA, Inc.	55,305	1,774,184
Citrix Systems, Inc. *	12,000	648,840
Cognizant Technology Solutions Corp., Class A *	15,400	1,492,568
Computer Sciences Corp.	68,445	4,134,762
CoreLogic, Inc. *	71,800	2,286,830
DST Systems, Inc.	11,400	1,037,400
eBay, Inc. *	95,675	5,089,910
Fidelity National Information Services, Inc.	50,823	2,576,726
Fiserv, Inc. *	40,300	2,258,815
Google, Inc., Class A *	10,641	12,566,702
IAC/InterActiveCorp	24,262	1,699,310
International Business Machines Corp.	214,595	37,914,645
Intuit, Inc.	30,855	2,260,129
Leidos Holdings, Inc.	36,000	1,632,240
MasterCard, Inc., Class A	47,770	3,615,234
Microsoft Corp.	1,660,015	62,831,568
Oracle Corp.	376,060	13,876,614
Paychex, Inc.	44,760	1,871,863
Symantec Corp.	141,645	3,032,619
Teradata Corp. *	15,000	616,800
The Western Union Co.	134,210	2,066,834
Total System Services, Inc.	34,270	1,023,988
Visa, Inc., Class A	14,700	3,166,821
Xerox Corp.	394,226	4,277,352
Yahoo! Inc. *	78,705	2,834,954

		197,235,329

Technology Hardware & Equipment 4.3%
Amphenol Corp., Class A	15,500	1,346,640
Anixter International, Inc.	10,520	922,814
Apple, Inc.	40,095	20,071,557
Arrow Electronics, Inc. *	50,895	2,614,985
Avnet, Inc.	67,480	2,771,404
Cisco Systems, Inc.	935,565	20,498,229
Corning, Inc.	238,060	4,097,013
EMC Corp.	219,310	5,316,074
Harris Corp.	31,625	2,192,877
Hewlett-Packard Co.	1,485,575	43,081,675
Ingram Micro, Inc., Class A *	173,655	4,344,848
Jabil Circuit, Inc.	69,095	1,241,637
Juniper Networks, Inc. *	104,570	2,782,608
Lexmark International, Inc., Class A	31,845	1,248,006
Motorola Solutions, Inc.	76,145	4,858,051
NetApp, Inc.	28,030	1,186,790
QUALCOMM, Inc.	108,585	8,059,179
SanDisk Corp.	22,665	1,576,351
Tech Data Corp. *	52,340	2,822,173
Vishay Intertechnology, Inc. *	57,840	785,467
Western Digital Corp.	33,000	2,843,610

		134,661,988

Telecommunication Services 3.7%
AT&T, Inc.	1,831,485	61,025,080
CenturyLink, Inc.	115,455	3,332,031
Crown Castle International Corp. *	16,280	1,155,229
Frontier Communications Corp. (b)	496,698	2,334,481
NII Holdings, Inc. (b)*	345,670	1,040,467
Sprint Corp. *	586,157	4,847,518
Telephone & Data Systems, Inc.	62,027	1,675,969
Verizon Communications, Inc.	824,230	39,579,525
Windstream Holdings, Inc. (b)	273,800	2,048,024

		117,038,324

Transportation 1.6%
Avis Budget Group, Inc. *	47,790	1,802,161
C.H. Robinson Worldwide, Inc.	40,180	2,352,137
CSX Corp.	246,610	6,636,275
Expeditors International of Washington, Inc.	40,025	1,635,422
FedEx Corp.	80,862	10,780,522
Hertz Global Holdings, Inc. *	75,000	1,951,500
J.B. Hunt Transport Services, Inc.	11,445	858,947
Norfolk Southern Corp.	55,550	5,143,374
Ryder System, Inc.	25,320	1,802,531
Union Pacific Corp.	56,656	9,871,741
United Parcel Service, Inc., Class B	93,260	8,881,150

		51,715,760

Utilities 4.1%
AGL Resources, Inc.	20,514	980,159
Alliant Energy Corp.	26,475	1,375,641

6

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ameren Corp.	86,690	3,280,350
American Electric Power Co., Inc.	119,145	5,815,467
American Water Works Co., Inc.	25,500	1,085,535
Atmos Energy Corp.	28,060	1,347,161
Calpine Corp. *	68,650	1,302,977
CenterPoint Energy, Inc.	98,470	2,304,198
CMS Energy Corp.	54,110	1,503,717
Consolidated Edison, Inc.	75,425	4,103,874
Dominion Resources, Inc.	141,610	9,616,735
DTE Energy Co.	45,865	3,128,910
Duke Energy Corp.	102,148	7,213,692
Edison International	87,690	4,223,150
Entergy Corp.	85,917	5,415,349
Exelon Corp.	305,737	8,866,373
FirstEnergy Corp.	154,534	4,866,276
Great Plains Energy, Inc.	36,570	902,548
Integrys Energy Group, Inc.	26,435	1,436,478
MDU Resources Group, Inc.	49,680	1,591,747
National Fuel Gas Co.	12,745	960,463
NextEra Energy, Inc.	73,880	6,791,788
NiSource, Inc.	66,635	2,290,245
Northeast Utilities	37,115	1,625,637
NRG Energy, Inc.	95,126	2,649,259
OGE Energy Corp.	31,130	1,060,599
Pepco Holdings, Inc.	93,065	1,808,253
PG&E Corp.	118,315	4,986,977
Pinnacle West Capital Corp.	26,885	1,414,958
PPL Corp.	115,955	3,544,744
Public Service Enterprise Group, Inc.	152,780	5,093,685
Questar Corp.	42,750	996,930
SCANA Corp.	30,885	1,459,934
Sempra Energy	44,915	4,164,070
TECO Energy, Inc.	66,725	1,092,955
The AES Corp.	230,940	3,247,016
The Southern Co.	180,770	7,454,955
UGI Corp.	29,620	1,285,212
Vectren Corp.	20,000	730,400
Westar Energy, Inc.	26,470	878,010
Wisconsin Energy Corp.	32,940	1,405,550
Xcel Energy, Inc.	117,890	3,408,200

		128,710,177

Total Common Stock
(Cost $2,266,208,196)		3,058,582,573

Rights 0.0% of net assets

Health Care Equipment & Services 0.0%
Community Health Systems, Inc. CVR *	103,900	4,156

Total Rights
(Cost $6,754)		4,156

Other Investment Company 2.4% of net assets

Money Market Fund 2.4%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	75,647,891	75,647,891

Total Other Investment Company
(Cost $75,647,891)		75,647,891

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.03%, 03/20/14 (c)(d)	800,000	799,969
0.06%, 03/20/14 (c)(d)	3,500,000	3,499,739

Total Short-Term Investments
(Cost $4,299,694)		4,299,708

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	10,597,687	10,597,687

Total Collateral Invested for Securities on Loan
(Cost $10,597,687)		10,597,687

End of Collateral Invested for Securities on Loan.

At 01/31/14, tax basis cost of the fund’s investments was $2,362,404,070 and the unrealized appreciation and depreciation were $801,427,164 and ($25,296,906), respectively, with a net unrealized appreciation of $776,130,258.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $10,984,258.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

 7

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 01/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/21/14	965	85,720,950	(215,248)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

8

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$3,058,582,573	$—	$—	$3,058,582,573
Rights[1]	4,156	—	—	4,156
Other Investment Company[1]	75,647,891	—	—	75,647,891
Short-Term Investments[1]	—	4,299,708	—	4,299,708

Total	$3,134,234,620	$4,299,708	$—	$3,138,534,328

Other Financial Instruments
Collateral Invested for Securities on Loan	$10,597,687	$—	$—	$10,597,687

Liabilities Valuation Input

Other Financial Instruments
Futures Contract[2]	($215,248)	$—	$—	($215,248)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

On January 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46846JAN14

 9

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.7%	Common Stock	691,733,901	923,088,056
0.0%	Rights	493	—
2.8%	Other Investment Company	26,446,576	26,446,576
0.2%	Short-Term Investment	1,999,843	1,999,850

99.7%	Total Investments	720,180,813	951,534,482
2.6%	Collateral Invested for Securities on Loan	25,254,611	25,254,611
(2.3%)	Other Assets and Liabilities, Net		(22,112,376)

100.0%	Net Assets		954,676,717

	Number	Value
Security	of Shares	($)

Common Stock 96.7% of net assets

Automobiles & Components 0.9%
Cooper Tire & Rubber Co.	43,500	1,017,900
Dana Holding Corp.	97,400	1,842,808
Drew Industries, Inc.	10,895	523,940
Gentex Corp.	53,400	1,729,626
Superior Industries International, Inc.	28,060	510,973
Tenneco, Inc. *	18,700	1,062,908
Thor Industries, Inc.	38,400	1,972,608

		8,660,763

Banks 4.4%
Associated Banc-Corp.	94,900	1,563,003
Astoria Financial Corp.	80,100	1,060,524
BancorpSouth, Inc.	49,700	1,171,429
Bank of Hawaii Corp.	26,700	1,516,026
BankUnited, Inc.	13,700	426,070
BOK Financial Corp.	9,100	584,766
CapitalSource, Inc.	147,800	2,029,294
Capitol Federal Financial, Inc.	49,686	594,741
Cathay General Bancorp	23,900	561,650
City Holding Co.	9,490	423,444
City National Corp.	14,900	1,078,015
Commerce Bancshares, Inc.	30,004	1,304,274
Community Bank System, Inc.	8,500	302,600
Cullen/Frost Bankers, Inc.	18,200	1,347,164
CVB Financial Corp.	31,580	471,174
East West Bancorp, Inc.	31,600	1,057,336
F.N.B. Corp.	57,500	680,800
First Financial Bancorp	19,500	323,310
First Horizon National Corp.	132,200	1,554,672
First Midwest Bancorp, Inc.	31,895	509,363
First Niagara Financial Group, Inc.	116,000	1,002,240
First Republic Bank	17,800	863,834
Firstmerit Corp.	60,401	1,229,160
Fulton Financial Corp.	88,600	1,094,210
Glacier Bancorp, Inc.	22,680	599,432
Hancock Holding Co.	18,100	626,260
International Bancshares Corp.	28,300	662,503
MB Financial, Inc.	19,245	540,785
NBT Bancorp, Inc.	19,655	472,506
Northwest Bancshares, Inc.	43,792	615,716
Old National Bancorp	36,725	514,150
People’s United Financial, Inc.	134,300	1,908,403
Prosperity Bancshares, Inc.	10,800	675,648
Provident Financial Services, Inc.	32,390	560,995
Signature Bank *	3,400	415,004
Susquehanna Bancshares, Inc.	56,700	614,061
SVB Financial Group *	7,000	785,610
Synovus Financial Corp.	585,800	1,962,430
TCF Financial Corp.	101,100	1,627,710
Trustmark Corp.	32,100	762,696
UMB Financial Corp.	10,301	610,746
Umpqua Holdings Corp.	36,900	647,964
United Bankshares, Inc. (a)	22,395	669,387
Valley National Bancorp (a)	120,100	1,163,769
Washington Federal, Inc.	47,300	1,034,924
Webster Financial Corp.	31,800	964,812
Westamerica Bancorp	12,970	640,199
Wintrust Financial Corp.	10,040	440,053

		42,264,862

Capital Goods 10.9%
A.O. Smith Corp.	22,000	1,038,840
AAR Corp.	37,780	1,006,837
Actuant Corp., Class A	26,200	896,564
Acuity Brands, Inc.	18,200	2,312,128
Aegion Corp. *	21,515	441,488
Aircastle Ltd.	57,100	1,078,619
Albany International Corp., Class A	16,500	570,405
Apogee Enterprises, Inc.	19,795	669,071
Applied Industrial Technologies, Inc.	32,620	1,648,615
Armstrong World Industries, Inc. *	22,700	1,263,936
Astec Industries, Inc.	16,650	619,380
B/E Aerospace, Inc. *	20,300	1,613,241
Barnes Group, Inc.	30,165	1,129,378
Beacon Roofing Supply, Inc. *	22,180	838,182
Brady Corp., Class A	37,100	1,015,056
Briggs & Stratton Corp.	56,300	1,186,241
Carlisle Cos., Inc.	29,000	2,161,370
Chart Industries, Inc. *	5,510	470,774
Chicago Bridge & Iron Co., N.V.	28,398	2,129,566
CIRCOR International, Inc.	8,890	640,258
CLARCOR, Inc.	21,025	1,165,205
Crane Co.	23,400	1,477,944
Cubic Corp.	10,290	509,664
Curtiss-Wright Corp.	31,100	1,910,162

 1

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DigitalGlobe, Inc. *	8,600	328,348
Donaldson Co., Inc.	49,300	2,034,118
Dycom Industries, Inc. *	33,870	942,602
Encore Wire Corp.	20,440	1,044,280
EnerSys, Inc.	22,700	1,544,962
EnPro Industries, Inc. *	8,470	614,414
ESCO Technologies, Inc.	14,100	492,090
Esterline Technologies Corp. *	12,800	1,317,760
Fortune Brands Home & Security, Inc.	27,700	1,248,162
Franklin Electric Co., Inc.	15,160	603,974
GATX Corp.	40,800	2,362,320
Generac Holdings, Inc.	10,700	514,991
Gibraltar Industries, Inc. *	34,155	610,008
Graco, Inc.	20,040	1,392,580
GrafTech International Ltd. *	96,700	991,175
Granite Construction, Inc.	50,400	1,677,816
H&E Equipment Services, Inc. *	21,820	660,710
HEICO Corp.	11,612	617,991
Hexcel Corp. *	24,585	1,024,703
Huntington Ingalls Industries, Inc.	32,300	3,069,146
IDEX Corp.	25,400	1,829,054
Kaman Corp.	17,280	669,773
Kennametal, Inc.	41,800	1,811,612
Layne Christensen Co. *	34,100	578,336
Lincoln Electric Holdings, Inc.	31,900	2,207,480
MasTec, Inc. *	21,410	769,475
Meritor, Inc. *	81,800	898,164
Moog, Inc., Class A *	21,200	1,273,272
MRC Global, Inc. *	48,200	1,345,744
MSC Industrial Direct Co., Inc., Class A	17,800	1,495,556
Mueller Industries, Inc.	26,100	1,624,464
Mueller Water Products, Inc., Class A	98,400	854,112
National Presto Industries, Inc. (a)*	6,445	490,400
Navistar International Corp. *	38,700	1,192,734
Nordson Corp.	15,450	1,070,994
Orbital Sciences Corp. *	38,955	952,450
Polypore International, Inc. (a)*	12,500	414,375
Quanex Building Products Corp.	37,150	703,992
Raven Industries, Inc.	12,230	458,014
Regal-Beloit Corp.	22,000	1,629,980
Rush Enterprises, Inc., Class A *	24,060	665,018
Simpson Manufacturing Co., Inc.	21,485	700,411
Spirit AeroSystems Holdings, Inc., Class A *	75,000	2,543,250
TAL International Group, Inc. *	13,790	593,384
Teledyne Technologies, Inc. *	14,000	1,286,180
Tennant Co.	9,080	582,300
The Babcock & Wilcox Co.	39,800	1,364,344
The Greenbrier Cos., Inc. *	15,120	554,753
The Manitowoc Co., Inc.	64,600	1,837,870
The Middleby Corp. *	2,808	692,397
The Toro Co.	32,120	2,035,123
Titan International, Inc.	23,375	391,765
TransDigm Group, Inc.	11,800	1,970,954
TriMas Corp. *	8,200	285,360
Trinity Industries, Inc.	45,200	2,631,996
Triumph Group, Inc.	16,000	1,094,720
Tutor Perini Corp. *	76,800	1,735,680
Universal Forest Products, Inc.	33,070	1,737,828
Valmont Industries, Inc.	8,650	1,266,187
WABCO Holdings, Inc. *	18,600	1,603,692
Wabtec Corp.	19,920	1,470,295
Watsco, Inc.	14,245	1,347,862
Watts Water Technologies, Inc., Class A	16,355	916,207
Woodward, Inc.	27,600	1,182,660

		103,645,291

Commercial & Professional Supplies 4.1%
ABM Industries, Inc.	66,900	1,783,554
Clean Harbors, Inc. *	15,430	865,314
Copart, Inc. *	50,100	1,717,428
Covanta Holding Corp.	62,800	1,130,400
Deluxe Corp.	29,800	1,446,790
FTI Consulting, Inc. *	28,700	1,063,909
G&K Services, Inc., Class A	15,390	860,147
Healthcare Services Group, Inc.	26,855	728,576
Herman Miller, Inc.	40,210	1,127,086
HNI Corp.	40,500	1,389,555
Huron Consulting Group, Inc. *	8,400	556,416
ICF International, Inc. *	15,200	511,632
IHS, Inc., Class A *	7,610	863,050
Insperity, Inc.	21,260	702,005
Interface, Inc.	26,285	550,671
KAR Auction Services, Inc.	17,700	492,414
Kelly Services, Inc., Class A	74,200	1,779,316
Kforce, Inc.	31,700	574,721
Knoll, Inc.	34,300	569,380
Korn/Ferry International *	28,630	671,660
McGrath RentCorp	14,325	524,582
Mine Safety Appliances Co.	12,425	625,972
Navigant Consulting, Inc. *	47,125	827,986
Nielsen Holdings N.V.	48,400	2,046,836
Quad Graphics, Inc.	40,500	928,665
Resources Connection, Inc.	56,660	763,777
Rollins, Inc.	16,822	484,810
Steelcase, Inc., Class A	94,300	1,392,811
Stericycle, Inc. *	13,600	1,592,016
Tetra Tech, Inc. *	30,795	908,760
The Brink’s Co.	53,000	1,676,920
The Corporate Executive Board Co.	15,070	1,101,617
Towers Watson & Co., Class A	14,815	1,732,170
TrueBlue, Inc. *	40,330	989,295
UniFirst Corp.	6,805	719,969
Verisk Analytics, Inc., Class A *	20,300	1,296,358
Viad Corp.	23,765	624,782
Waste Connections, Inc.	29,400	1,201,872

		38,823,222

Consumer Durables & Apparel 3.7%
Arctic Cat, Inc.	8,400	355,656
Blyth, Inc. (a)	33,844	317,457
Brunswick Corp.	19,000	787,740
Callaway Golf Co.	94,055	768,429
Carter’s, Inc.	17,000	1,143,250
Columbia Sportswear Co.	9,380	697,403
Crocs, Inc. *	41,360	634,876
Deckers Outdoor Corp. *	14,850	1,157,558
Ethan Allen Interiors, Inc.	19,565	493,821

2

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fossil Group, Inc. *	16,600	1,856,378
G-III Apparel Group Ltd. *	9,900	692,703
Hanesbrands, Inc.	29,700	2,112,858
Helen of Troy Ltd. *	13,330	733,683
JAKKS Pacific, Inc. (a)	74,125	426,960
KB Home (a)	41,100	794,874
La-Z-Boy, Inc.	33,820	910,434
Lennar Corp., Class A	38,600	1,550,176
M.D.C. Holdings, Inc.	20,600	636,334
Meritage Homes Corp. *	12,000	582,840
Michael Kors Holdings Ltd. *	5,900	471,587
NACCO Industries, Inc., Class A	12,340	728,554
Polaris Industries, Inc.	14,800	1,852,960
PulteGroup, Inc.	77,500	1,574,800
PVH Corp.	14,989	1,811,720
Quiksilver, Inc. *	103,400	728,970
Skechers U.S.A., Inc., Class A *	31,145	899,779
Steven Madden Ltd. *	16,322	531,934
Tempur Sealy International, Inc. *	34,115	1,681,528
The Jones Group, Inc.	142,000	2,094,500
The Ryland Group, Inc.	16,900	754,416
Toll Brothers, Inc. *	43,200	1,587,600
Tupperware Brands Corp.	23,100	1,810,116
Under Armour, Inc., Class A *	8,930	965,422
Wolverine World Wide, Inc.	52,880	1,475,352

		35,622,668

Consumer Services 4.9%
Bally Technologies, Inc. *	17,775	1,303,263
Bob Evans Farms, Inc.	32,855	1,650,964
Boyd Gaming Corp. *	79,300	837,408
Buffalo Wild Wings, Inc. *	4,000	567,440
Burger King Worldwide, Inc.	24,500	596,330
Caesars Entertainment Corp. (a)*	81,600	1,796,016
Capella Education Co.	7,100	442,969
Career Education Corp. *	374,800	2,038,912
CEC Entertainment, Inc.	28,080	1,515,197
Chipotle Mexican Grill, Inc. *	4,012	2,214,464
Choice Hotels International, Inc.	10,240	496,947
Cracker Barrel Old Country Store, Inc.	14,020	1,388,120
DeVry Education Group, Inc. (a)	51,800	1,872,052
DineEquity, Inc.	7,730	601,471
Domino’s Pizza, Inc.	27,300	1,927,653
Dunkin’ Brands Group, Inc.	9,500	442,035
Hillenbrand, Inc.	27,300	739,011
Hyatt Hotels Corp., Class A *	18,200	869,778
International Speedway Corp., Class A	20,450	686,506
ITT Educational Services, Inc. (a)*	69,835	2,053,149
Jack in the Box, Inc. *	40,900	2,068,313
Las Vegas Sands Corp.	30,200	2,310,904
Life Time Fitness, Inc. *	16,485	678,523
Marriott Vacations Worldwide Corp. *	12,100	579,348
Matthews International Corp., Class A	20,215	859,542
Panera Bread Co., Class A *	6,775	1,145,449
Papa John’s International, Inc.	18,620	896,181
Penn National Gaming, Inc. *	54,900	643,977
Pinnacle Entertainment, Inc. *	26,075	569,739
Red Robin Gourmet Burgers, Inc. *	10,280	662,340
Regis Corp.	85,600	1,055,448
Ruby Tuesday, Inc. *	108,450	607,320
SeaWorld Entertainment, Inc.	9,800	317,716
Six Flags Entertainment Corp.	17,200	617,308
Sonic Corp. *	69,380	1,234,270
Sotheby’s	18,220	873,102
Steiner Leisure Ltd. *	10,060	493,041
Strayer Education, Inc. *	28,700	1,003,352
Texas Roadhouse, Inc.	30,110	730,167
The Cheesecake Factory, Inc.	40,535	1,805,429
The Wendy’s Co.	195,400	1,772,278
Vail Resorts, Inc.	13,560	924,114
Weight Watchers International, Inc. (a)	32,392	875,556

		46,763,102

Diversified Financials 3.7%
Affiliated Managers Group, Inc. *	6,300	1,255,212
American Capital Ltd. *	39,500	616,595
Ares Capital Corp.	64,600	1,144,066
Cash America International, Inc.	21,905	804,571
CBOE Holdings, Inc.	19,000	988,380
DFC Global Corp. *	26,100	196,272
E*TRADE Financial Corp. *	94,600	1,893,892
Ezcorp, Inc., Class A *	38,700	424,926
Federated Investors, Inc., Class B (a)	75,900	2,040,951
First Cash Financial Services, Inc. *	8,590	422,113
Greenhill & Co., Inc.	15,935	827,823
IntercontinentalExchange Group, Inc.	28,400	5,929,636
Investment Technology Group, Inc. *	41,655	687,307
Janus Capital Group, Inc.	183,200	2,013,368
Lazard Ltd., Class A	23,600	1,009,136
Leucadia National Corp.	37,627	1,028,346
LPL Financial Holdings, Inc.	19,000	1,017,070
MSCI, Inc. *	40,000	1,708,800
Nelnet, Inc., Class A	13,740	511,815
Raymond James Financial, Inc.	29,900	1,522,209
SEI Investments Co.	61,300	2,087,878
Stifel Financial Corp. *	11,060	499,359
TD Ameritrade Holding Corp.	76,800	2,400,000
The NASDAQ OMX Group, Inc.	54,100	2,063,915
Waddell & Reed Financial, Inc., Class A	25,300	1,639,946
World Acceptance Corp. (a)*	7,360	704,278

		35,437,864

Energy 6.1%
Atwood Oceanics, Inc. *	14,300	677,820
Basic Energy Services, Inc. *	31,185	534,199
Bill Barrett Corp. *	35,500	994,355
Bristow Group, Inc.	14,400	1,033,776
Cabot Oil & Gas Corp.	35,900	1,435,282
CARBO Ceramics, Inc.	6,580	757,490
Cloud Peak Energy, Inc. *	50,100	938,373
Comstock Resources, Inc.	33,655	577,183
Concho Resources, Inc. *	10,300	1,007,237
Crosstex Energy, Inc.	29,700	1,113,750
Delek US Holdings, Inc.	27,600	836,280
Denbury Resources, Inc. *	115,700	1,859,299

 3

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dresser-Rand Group, Inc. *	33,000	1,881,000
Dril-Quip, Inc. *	7,485	752,692
Energy XXI (Bermuda) Ltd.	24,600	564,570
EXCO Resources, Inc. (a)	131,400	674,082
Exterran Holdings, Inc. *	60,500	2,101,770
Forest Oil Corp. *	283,400	864,370
Green Plains Renewable Energy, Inc.	20,700	461,196
GulfMark Offshore, Inc., Class A	11,205	476,885
Helix Energy Solutions Group, Inc. *	72,400	1,476,236
Hercules Offshore, Inc. *	107,500	535,350
Hornbeck Offshore Services, Inc. *	9,980	426,246
ION Geophysical Corp. *	84,605	256,353
Key Energy Services, Inc. *	181,200	1,320,948
Matrix Service Co. *	23,100	607,068
Newpark Resources, Inc. *	47,140	535,510
Nordic American Tankers Ltd. (a)	62,085	679,210
Oceaneering International, Inc.	26,700	1,819,605
Oil States International, Inc. *	21,400	2,010,530
Parker Drilling Co. *	123,910	921,890
PDC Energy, Inc. *	8,155	406,608
Penn Virginia Corp. *	119,000	1,426,810
Pioneer Energy Services Corp. *	64,700	542,186
Quicksilver Resources, Inc. (a)*	292,400	909,364
Range Resources Corp.	19,500	1,680,705
Rosetta Resources, Inc. *	11,210	477,658
SandRidge Energy, Inc. (a)*	210,500	1,294,575
SemGroup Corp., Class A	26,400	1,630,464
Ship Finance International Ltd.	39,900	683,088
SM Energy Co.	21,100	1,746,236
Stone Energy Corp. *	34,800	1,077,060
Superior Energy Services, Inc.	69,900	1,652,436
Swift Energy Co. (a)*	60,105	744,100
Targa Resources Corp.	12,200	1,101,538
Teekay Corp.	30,800	1,668,436
TETRA Technologies, Inc. *	65,960	680,707
Tidewater, Inc.	39,100	2,027,335
Ultra Petroleum Corp. (a)*	57,700	1,381,915
Unit Corp. *	34,300	1,713,971
W&T Offshore, Inc.	38,400	549,888
Western Refining, Inc.	51,300	2,006,343
Whiting Petroleum Corp. *	32,900	1,920,702
Willbros Group, Inc. *	56,700	473,445

		57,926,125

Food & Staples Retailing 0.9%
PriceSmart, Inc.	5,640	512,676
Rite Aid Corp. *	273,900	1,520,145
Roundy’s, Inc.	52,400	444,352
Susser Holdings Corp. *	14,600	890,308
The Andersons, Inc.	15,625	1,292,813
The Fresh Market, Inc. *	7,000	244,720
The Pantry, Inc. *	117,200	1,712,292
United Natural Foods, Inc. *	30,500	2,060,885

		8,678,191

Food, Beverage & Tobacco 2.0%
B&G Foods, Inc.	15,200	498,104
Cal-Maine Foods, Inc.	12,100	609,598
Chiquita Brands International, Inc. *	133,400	1,411,372
Darling International, Inc. *	31,420	614,575
Flowers Foods, Inc.	76,150	1,595,342
Fresh Del Monte Produce, Inc.	54,200	1,434,132
Green Mountain Coffee Roasters, Inc. (a)	10,480	848,880
J&J Snack Foods Corp.	6,535	575,734
Lancaster Colony Corp.	12,465	1,083,458
Monster Beverage Corp. *	22,610	1,535,219
Pilgrim’s Pride Corp. *	33,700	563,801
Post Holdings, Inc. *	21,100	1,129,483
Sanderson Farms, Inc.	18,700	1,390,345
Seaboard Corp. *	252	642,600
Snyders-Lance, Inc.	21,960	586,552
The Hain Celestial Group, Inc. *	8,270	759,930
TreeHouse Foods, Inc. *	13,585	894,436
Universal Corp.	33,900	1,739,748
Vector Group Ltd. (a)	38,407	685,949
WhiteWave Foods Co., Class A *	30,300	733,563

		19,332,821

Health Care Equipment & Services 4.5%
Alere, Inc. *	37,700	1,428,830
Allscripts Healthcare Solutions, Inc. *	25,000	414,000
Amedisys, Inc. *	73,070	1,102,626
AmSurg Corp. *	18,325	765,069
Analogic Corp.	5,565	532,292
Brookdale Senior Living, Inc. *	39,900	1,095,654
Catamaran Corp. *	20,600	1,001,572
Centene Corp. *	30,400	1,842,240
Cerner Corp. *	35,600	2,025,284
Chemed Corp. (a)	17,895	1,412,273
CONMED Corp.	15,095	633,235
Edwards Lifesciences Corp. *	19,200	1,250,304
Gentiva Health Services, Inc. *	45,625	518,300
Greatbatch, Inc. *	8,200	348,582
Haemonetics Corp. *	19,200	727,488
Hanger, Inc. *	12,900	436,149
HealthSouth Corp.	23,200	721,984
Healthways, Inc. *	41,160	630,160
Hill-Rom Holdings, Inc.	42,200	1,530,594
Hologic, Inc. *	72,200	1,542,192
IDEXX Laboratories, Inc. *	16,700	1,908,142
Integra LifeSciences Holdings Corp. *	10,220	474,821
Intuitive Surgical, Inc. *	3,850	1,569,183
Invacare Corp.	58,065	1,171,752
Kindred Healthcare, Inc.	139,000	2,632,660
Masimo Corp. *	19,900	582,075
MEDNAX, Inc. *	30,400	1,691,456
Molina Healthcare, Inc. *	28,457	1,024,452
MWI Veterinary Supply, Inc. *	3,800	707,788
PharMerica Corp. *	56,940	1,385,920
ResMed, Inc. (a)	25,240	1,100,716
Select Medical Holdings Corp.	36,500	394,200
Sirona Dental Systems, Inc. *	10,090	725,875
STERIS Corp.	36,100	1,656,629
Teleflex, Inc.	20,000	1,872,800
The Cooper Cos., Inc.	9,100	1,130,948
VCA Antech, Inc. *	42,000	1,341,480
West Pharmaceutical Services, Inc.	23,580	1,118,871

		42,448,596

4

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	116,230	725,275
Elizabeth Arden, Inc. *	13,070	354,459
Nu Skin Enterprises, Inc., Class A	18,420	1,568,463
Spectrum Brands Holdings, Inc.	8,800	662,200
WD-40 Co.	6,515	447,776

		3,758,173

Insurance 4.0%
Alleghany Corp. *	3,100	1,154,223
American Equity Investment Life Holding Co.	34,815	764,189
Argo Group International Holdings Ltd.	17,704	796,503
Arthur J. Gallagher & Co.	43,700	2,020,251
Aspen Insurance Holdings Ltd.	57,800	2,248,420
Assured Guaranty Ltd.	34,800	736,020
Brown & Brown, Inc.	37,000	1,165,130
CNO Financial Group, Inc.	144,600	2,449,524
First American Financial Corp.	71,500	1,853,280
Horace Mann Educators Corp.	19,190	535,401
Infinity Property & Casualty Corp.	15,365	1,084,769
Kemper Corp.	58,400	2,146,200
Markel Corp. *	3,282	1,769,457
Mercury General Corp.	24,200	1,109,086
Montpelier Re Holdings Ltd.	29,800	830,526
Old Republic International Corp.	140,700	2,197,734
Primerica, Inc.	50,100	2,110,713
ProAssurance Corp.	23,300	1,082,518
Protective Life Corp.	48,400	2,372,084
RLI Corp.	27,400	1,141,484
Safety Insurance Group, Inc.	9,905	535,662
Selective Insurance Group, Inc.	36,800	865,536
StanCorp Financial Group, Inc.	36,000	2,313,000
Stewart Information Services Corp.	13,600	442,136
Symetra Financial Corp.	31,800	608,970
The Hanover Insurance Group, Inc.	32,000	1,776,960
Tower Group International Ltd.	76,129	190,323
Validus Holdings Ltd.	47,327	1,699,986

		38,000,085

Materials 5.9%
A. Schulman, Inc.	32,333	1,098,352
A.M. Castle & Co. *	26,078	357,790
AK Steel Holding Corp. (a)*	411,400	2,908,598
AMCOL International Corp.	17,420	593,499
Axiall Corp.	21,924	874,768
Cabot Corp.	46,100	2,243,687
Carpenter Technology Corp.	26,600	1,545,726
Century Aluminum Co. *	71,500	834,405
Chemtura Corp. *	65,100	1,632,708
Clearwater Paper Corp. *	12,560	715,292
Coeur Mining, Inc. *	34,300	348,145
Compass Minerals International, Inc.	13,730	1,079,453
Crown Holdings, Inc. *	49,500	2,034,450
Eagle Materials, Inc.	10,870	856,012
Ferro Corp. *	114,430	1,439,529
Graphic Packaging Holding Co. *	104,800	995,600
Greif, Inc., Class A	27,200	1,377,136
H.B. Fuller Co.	31,080	1,447,706
Hecla Mining Co.	99,800	302,394
Innophos Holdings, Inc.	15,350	716,384
Innospec, Inc.	11,180	478,951
Kaiser Aluminum Corp.	15,380	1,073,678
KapStone Paper & Packaging Corp. *	23,000	643,310
Koppers Holdings, Inc.	12,160	480,320
Kraton Performance Polymers, Inc. *	29,300	732,793
Louisiana-Pacific Corp. *	38,700	678,411
Materion Corp.	20,060	532,994
Minerals Technologies, Inc.	21,320	1,101,818
Myers Industries, Inc.	27,605	528,636
NewMarket Corp.	3,795	1,270,794
Olin Corp. (a)	54,400	1,398,624
OM Group, Inc. *	31,100	1,005,774
P.H. Glatfelter Co.	34,045	1,055,055
PolyOne Corp.	31,000	1,102,360
Resolute Forest Products *	118,900	2,294,770
Rock-Tenn Co., Class A	19,100	1,938,268
Rockwood Holdings, Inc.	27,200	1,864,016
RTI International Metals, Inc. *	13,280	413,274
Schnitzer Steel Industries, Inc., Class A	73,410	1,939,492
Schweitzer-Mauduit International, Inc.	13,672	630,689
Sensient Technologies Corp.	28,700	1,404,004
Silgan Holdings, Inc.	28,400	1,301,572
Stepan Co.	11,330	718,209
Stillwater Mining Co. *	45,370	568,940
SunCoke Energy, Inc. *	36,000	798,480
The Scotts Miracle-Gro Co., Class A	35,100	2,084,589
Tredegar Corp.	18,375	455,516
W.R. Grace & Co. *	9,600	905,472
Walter Energy, Inc. (a)	85,100	966,736
Wausau Paper Corp.	45,210	617,569
Westlake Chemical Corp.	6,200	753,548
Worthington Industries, Inc.	36,700	1,487,818

		56,628,114

Media 2.3%
AMC Networks, Inc., Class A *	8,100	521,964
Cinemark Holdings, Inc.	54,100	1,585,671
Dex Media, Inc. (a)*	161,300	977,478
DreamWorks Animation SKG, Inc., Class A *	54,500	1,838,830
John Wiley & Sons, Inc., Class A	25,100	1,358,914
Lamar Advertising Co., Class A *	43,700	2,126,442
Lions Gate Entertainment Corp.	10,500	339,465
Live Nation Entertainment, Inc. *	66,200	1,408,074
Meredith Corp.	28,000	1,281,840
National CineMedia, Inc.	30,600	571,608
Regal Entertainment Group, Class A	70,900	1,382,550
Scholastic Corp.	48,800	1,609,912
Scripps Networks Interactive, Class A	26,700	1,936,284
Sinclair Broadcast Group, Inc., Class A	19,019	597,577
Sirius XM Holdings, Inc. *	81,900	293,202
The E.W. Scripps Co., Class A *	38,200	703,262

 5

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Madison Square Garden Co., Class A *	11,400	661,542
The New York Times Co., Class A	112,200	1,586,508
Valassis Communications, Inc.	39,400	1,339,600

		22,120,723

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Alexion Pharmaceuticals, Inc. *	3,000	476,190
Bio-Rad Laboratories, Inc., Class A *	8,400	1,067,808
Bruker Corp. *	18,800	382,580
Cambrex Corp. *	32,100	602,517
Charles River Laboratories International, Inc. *	36,300	2,052,039
Covance, Inc. *	25,900	2,449,104
Cubist Pharmaceuticals, Inc. *	8,340	609,571
Endo Health Solutions, Inc. *	49,500	3,261,060
Illumina, Inc. *	11,060	1,681,120
Impax Laboratories, Inc. *	29,800	689,572
Myriad Genetics, Inc. (a)*	11,000	303,930
PAREXEL International Corp. *	13,820	674,554
PDL Biopharma, Inc. (a)	102,350	931,385
PerkinElmer, Inc.	51,600	2,249,760
Perrigo Co. plc	12,400	1,930,184
QIAGEN N.V. *	49,700	1,099,364
Techne Corp.	10,365	941,867
United Therapeutics Corp. *	3,700	379,694
Zoetis, Inc.	20,100	610,236

		22,392,535

Real Estate 7.7%
Alexandria Real Estate Equities, Inc.	16,800	1,178,184
American Campus Communities, Inc.	15,460	537,390
American Capital Agency Corp.	45,000	942,750
Anworth Mortgage Asset Corp.	118,255	554,616
Ashford Hospitality Trust	44,685	420,039
BioMed Realty Trust, Inc.	46,000	897,460
Brandywine Realty Trust	86,400	1,231,200
BRE Properties, Inc.	18,000	1,063,800
Camden Property Trust	21,600	1,335,312
Capstead Mortgage Corp.	60,450	762,879
CBL & Associates Properties, Inc.	61,800	1,049,982
CBRE Group, Inc., Class A *	64,200	1,703,868
Chimera Investment Corp.	368,300	1,149,096
CommonWealth REIT	66,900	1,644,402
Corporate Office Properties Trust	38,600	959,210
Corrections Corp. of America	53,728	1,803,649
Cousins Properties, Inc.	38,883	417,992
CYS Investments, Inc.	53,400	422,928
DCT Industrial Trust, Inc.	89,200	642,240
DDR Corp.	78,300	1,226,961
DiamondRock Hospitality Co.	78,600	910,188
Digital Realty Trust, Inc. (a)	25,100	1,279,849
Douglas Emmett, Inc.	38,200	971,426
Duke Realty Corp.	125,000	1,963,750
EastGroup Properties, Inc.	8,150	483,621
EPR Properties	16,100	822,388
Equity Lifestyle Properties, Inc.	12,140	477,223
Essex Property Trust, Inc.	6,900	1,092,753
Extra Space Storage, Inc.	12,765	582,850
Federal Realty Investment Trust	14,100	1,536,900
Forest City Enterprises, Inc., Class A *	22,200	403,818
General Growth Properties, Inc.	100,900	2,032,126
Glimcher Realty Trust	41,425	354,598
Hatteras Financial Corp.	38,400	688,896
Healthcare Realty Trust, Inc.	26,000	595,920
Highwoods Properties, Inc.	28,700	1,065,918
Home Properties, Inc.	15,900	886,425
HomeBanc Corp. (b)(c)*	6,875	—
Inland Real Estate Corp.	41,330	435,618
Invesco Mortgage Capital, Inc.	27,300	428,883
iStar Financial, Inc. *	112,200	1,730,124
Jones Lang LaSalle, Inc.	19,600	2,239,496
Kilroy Realty Corp.	14,500	765,600
LaSalle Hotel Properties	27,240	837,902
Lexington Realty Trust	68,500	740,485
Liberty Property Trust	46,500	1,692,600
Mack-Cali Realty Corp.	71,000	1,436,330
MFA Financial, Inc.	146,300	1,066,527
Mid-America Apartment Communities, Inc.	23,821	1,537,407
National Retail Properties, Inc.	21,500	713,800
NorthStar Realty Finance Corp.	57,932	845,228
Omega Healthcare Investors, Inc.	20,690	660,839
Pennsylvania Real Estate Investment Trust	33,800	630,370
Piedmont Office Realty Trust, Inc., Class A	100,500	1,675,335
Post Properties, Inc.	11,720	550,020
Potlatch Corp.	22,200	888,000
PS Business Parks, Inc.	6,050	475,349
RAIT Financial Trust	67,420	569,025
Realty Income Corp.	24,300	990,954
Redwood Trust, Inc.	43,300	809,710
Regency Centers Corp.	27,000	1,299,780
Retail Properties of America, Inc., Class A	37,900	499,901
RLJ Lodging Trust	18,100	452,138
Ryman Hospitality Properties, Inc. (a)	10,100	417,736
Sabra Health Care REIT, Inc.	20,300	587,279
Senior Housing Properties Trust	38,500	867,020
SL Green Realty Corp.	15,800	1,481,566
Sovran Self Storage, Inc.	7,670	520,870
Starwood Property Trust, Inc.	14,600	440,920
Sun Communities, Inc.	8,855	413,971
Sunstone Hotel Investors, Inc.	54,100	694,103
Tanger Factory Outlet Centers, Inc.	17,780	593,496
Taubman Centers, Inc.	13,900	903,778
The Geo Group, Inc.	20,936	700,937
The Macerich Co.	29,300	1,658,380
UDR, Inc.	64,200	1,562,628
Washington Real Estate Investment Trust	30,000	699,000
Weingarten Realty Investors	47,300	1,371,227
WP Carey, Inc.	8,100	478,548

		73,455,487

Retailing 5.0%
Aeropostale, Inc. (a)*	141,700	998,985
ANN, Inc. *	57,000	1,843,380

6

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Asbury Automotive Group, Inc. *	20,500	963,910
Ascena Retail Group, Inc. *	59,700	1,119,972
Barnes & Noble, Inc. *	82,000	1,105,360
Brown Shoe Co., Inc.	48,142	1,140,003
Cabela’s, Inc. *	10,400	695,344
Chico’s FAS, Inc.	100,000	1,660,000
DSW, Inc., Class A	19,636	739,295
Express, Inc. *	34,400	595,808
Fred’s, Inc., Class A	75,970	1,327,956
Genesco, Inc. *	17,100	1,200,762
GNC Holdings, Inc., Class A	18,500	945,535
Group 1 Automotive, Inc.	26,900	1,644,397
Guess?, Inc.	59,300	1,663,365
hhgregg, Inc. *	18,300	151,158
Hibbett Sports, Inc. *	10,885	653,209
HSN, Inc.	14,800	810,596
Jos. A. Bank Clothiers, Inc. *	15,385	864,945
Lithia Motors, Inc., Class A	11,935	671,821
LKQ Corp. *	53,600	1,450,952
Lumber Liquidators Holdings, Inc. *	3,300	293,667
Monro Muffler Brake, Inc.	11,340	629,483
Netflix, Inc. *	3,800	1,555,454
Nutrisystem, Inc.	73,330	1,042,753
Office Depot, Inc. *	702,658	3,435,998
Outerwall, Inc. (a)*	13,525	869,793
Penske Automotive Group, Inc.	38,000	1,630,580
Pier 1 Imports, Inc.	27,485	525,238
Pool Corp.	17,480	947,066
Sally Beauty Holdings, Inc. *	23,665	671,613
Sears Hometown & Outlet Stores, Inc. *	13,700	287,563
Select Comfort Corp. *	19,570	320,361
Sonic Automotive, Inc., Class A	53,100	1,191,033
Stage Stores, Inc.	45,655	894,838
The Bon-Ton Stores, Inc. (a)	20,000	215,000
The Buckle, Inc. (a)	16,822	745,551
The Cato Corp., Class A	25,195	704,452
The Children’s Place Retail Stores, Inc. *	28,160	1,483,187
The Finish Line, Inc., Class A	48,352	1,240,229
The Men’s Wearhouse, Inc.	52,600	2,526,904
The Pep Boys - Manny, Moe & Jack *	63,315	755,981
The Wet Seal, Inc., Class A *	125,160	299,132
TripAdvisor, Inc. *	6,800	524,892
Ulta Salon, Cosmetics & Fragrance, Inc. *	9,400	805,674
Urban Outfitters, Inc. *	49,200	1,762,344
Vitamin Shoppe, Inc. *	10,400	466,128

		48,071,667

Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc. (a)*	542,400	1,860,432
Amkor Technology, Inc. *	168,700	894,110
Atmel Corp. *	242,500	2,027,300
ATMI, Inc. *	19,015	526,335
Avago Technologies Ltd.	48,300	2,639,112
Brooks Automation, Inc.	62,290	632,243
Cabot Microelectronics Corp. *	13,230	533,434
Cirrus Logic, Inc. *	23,635	413,849
Cree, Inc. *	14,300	864,006
Cypress Semiconductor Corp. *	107,605	1,080,354
Diodes, Inc. *	12,200	279,502
Entegris, Inc. *	82,145	864,165
Fairchild Semiconductor International, Inc. *	97,000	1,237,720
First Solar, Inc. *	34,500	1,745,010
GT Advanced Technologies, Inc. (a)*	162,500	1,668,875
Hittite Microwave Corp. *	4,700	269,545
Integrated Device Technology, Inc. *	127,680	1,232,112
International Rectifier Corp. *	36,500	949,365
Intersil Corp., Class A	165,300	1,874,502
Micrel, Inc.	41,350	412,673
Microsemi Corp. *	21,045	493,295
MKS Instruments, Inc.	31,950	962,653
OmniVision Technologies, Inc. *	37,780	581,434
ON Semiconductor Corp. *	204,900	1,712,964
Photronics, Inc. *	60,525	502,357
PMC-Sierra, Inc. *	84,225	551,674
RF Micro Devices, Inc. *	145,745	776,821
Semtech Corp. *	16,105	367,355
Silicon Laboratories, Inc. *	29,390	1,388,384
Skyworks Solutions, Inc. *	40,800	1,234,200
Spansion, Inc., Class A *	46,600	699,000
SunEdison, Inc. *	264,900	3,684,759
Synaptics, Inc. *	12,605	735,628
Teradyne, Inc. *	82,600	1,553,706
Tessera Technologies, Inc.	23,090	458,337
TriQuint Semiconductor, Inc. *	97,360	808,088
Veeco Instruments, Inc. *	16,560	629,446

		39,144,745

Software & Services 5.9%
Activision Blizzard, Inc.	109,800	1,880,874
Acxiom Corp. *	46,115	1,658,295
Akamai Technologies, Inc. *	34,100	1,625,888
ANSYS, Inc. *	9,600	753,888
CACI International, Inc., Class A *	25,700	1,902,314
Cadence Design Systems, Inc. *	34,800	491,376
Compuware Corp.	166,900	1,692,366
Convergys Corp.	116,100	2,364,957
CSG Systems International, Inc.	33,745	1,011,000
Digital River, Inc. *	25,200	443,016
EarthLink Holdings Corp.	218,775	949,483
Electronic Arts, Inc. *	70,100	1,850,640
Equinix, Inc. *	5,200	963,040
Euronet Worldwide, Inc. *	16,495	706,976
Facebook, Inc., Class A *	30,200	1,889,614
FactSet Research Systems, Inc.	14,365	1,519,386
Fair Isaac Corp.	27,705	1,506,044
FleetCor Technologies, Inc. *	3,100	329,592
Gartner, Inc. *	17,400	1,223,742
Genpact Ltd. *	40,350	684,739
Global Cash Access Holdings, Inc. *	60,135	509,945
Global Payments, Inc.	26,000	1,718,340
Heartland Payment Systems, Inc.	19,665	847,758
Informatica Corp. *	13,155	530,936
j2 Global, Inc.	11,785	534,450
Jack Henry & Associates, Inc.	22,480	1,253,934
Manhattan Associates, Inc. *	24,380	822,094
ManTech International Corp., Class A	32,900	957,390

 7

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MAXIMUS, Inc.	22,180	939,767
Mentor Graphics Corp.	24,520	510,016
MICROS Systems, Inc. *	18,540	1,029,526
MicroStrategy, Inc., Class A *	4,128	518,890
Monster Worldwide, Inc. *	244,500	1,496,340
NeuStar, Inc., Class A *	20,775	704,065
Nuance Communications, Inc. *	38,000	582,540
Progress Software Corp. *	26,225	633,858
PTC, Inc. *	29,240	1,043,283
Rackspace Hosting, Inc. *	12,820	466,776
Red Hat, Inc. *	15,300	864,450
Rovi Corp. *	25,669	544,439
Salesforce.com, Inc. *	16,808	1,017,388
Sapient Corp. *	39,280	629,658
Solera Holdings, Inc.	10,560	705,725
Sykes Enterprises, Inc. *	36,255	759,905
Synopsys, Inc. *	35,400	1,411,044
Take-Two Interactive Software, Inc. *	38,855	745,239
TeleTech Holdings, Inc. *	20,710	451,892
TIBCO Software, Inc. *	54,130	1,152,428
Unisys Corp. *	42,900	1,470,183
United Online, Inc.	30,789	372,855
ValueClick, Inc. *	38,180	820,870
VeriFone Systems, Inc. *	17,500	507,675
Verisign, Inc. *	41,400	2,432,250
VistaPrint N.V. *	10,420	509,330
VMware, Inc., Class A *	4,000	360,560
WEX, Inc. *	6,900	568,284

		55,871,313

Technology Hardware & Equipment 4.6%
ADTRAN, Inc.	42,145	1,070,062
ARRIS Group, Inc. *	55,105	1,427,219
Belden, Inc.	16,440	1,063,832
Benchmark Electronics, Inc. *	84,500	1,920,685
Brocade Communications Systems, Inc. *	224,900	2,100,566
Cognex Corp. *	17,130	675,779
Coherent, Inc. *	12,640	844,858
Comtech Telecommunications Corp.	23,470	713,957
Diebold, Inc.	60,400	2,028,836
Dolby Laboratories, Inc., Class A *	18,500	758,315
EchoStar Corp., Class A *	16,900	794,807
Electronics for Imaging, Inc. *	22,702	961,884
Emulex Corp. *	85,965	632,702
F5 Networks, Inc. *	14,440	1,545,080
FEI Co.	6,720	629,798
Finisar Corp. *	31,130	738,092
FLIR Systems, Inc.	55,800	1,769,976
Insight Enterprises, Inc. *	75,200	1,586,720
InterDigital, Inc.	17,100	491,625
Itron, Inc. *	29,500	1,191,210
JDS Uniphase Corp. *	68,400	909,036
Littelfuse, Inc.	7,245	648,428
MTS Systems Corp.	8,080	568,266
National Instruments Corp.	26,942	781,318
NCR Corp. *	60,600	2,132,514
NETGEAR, Inc. *	18,550	591,931
OSI Systems, Inc. *	4,800	278,064
Plantronics, Inc.	16,910	725,946
Plexus Corp. *	39,380	1,539,758
Polycom, Inc. *	113,640	1,355,725
QLogic Corp. *	155,780	1,802,375
Rofin-Sinar Technologies, Inc. *	22,210	513,051
Sanmina Corp. *	114,700	1,917,784
ScanSource, Inc. *	32,640	1,225,306
SYNNEX Corp. *	42,200	2,369,530
Trimble Navigation Ltd. *	38,300	1,238,239
ViaSat, Inc. *	7,715	459,120
Zebra Technologies Corp., Class A *	31,720	1,743,331

		43,745,725

Telecommunication Services 1.0%
Cincinnati Bell, Inc. *	304,900	1,054,954
Consolidated Communications Holdings, Inc.	33,414	654,246
Intelsat S.A. *	16,100	321,678
Leap Wireless International, Inc. *	95,200	1,670,760
Level 3 Communications, Inc. *	54,800	1,759,080
NTELOS Holdings Corp.	27,920	458,167
SBA Communications Corp., Class A *	12,005	1,113,464
T-Mobile US, Inc. *	20,700	632,799
tw telecom, Inc. *	41,200	1,213,752
United States Cellular Corp.	15,100	668,779

		9,547,679

Transportation 4.2%
Alaska Air Group, Inc.	25,600	2,024,192
Allegiant Travel Co.	3,200	291,424
AMERCO	3,000	668,190
Arkansas Best Corp.	48,640	1,667,866
Atlas Air Worldwide Holdings, Inc. *	21,200	748,996
Con-way, Inc.	48,200	1,854,254
Copa Holdings S.A., Class A	7,000	914,900
Delta Air Lines, Inc.	118,600	3,630,346
Forward Air Corp.	14,025	624,674
Genesee & Wyoming, Inc., Class A *	5,365	484,674
Hawaiian Holdings, Inc. (a)*	62,540	635,406
Heartland Express, Inc.	39,965	841,663
Hub Group, Inc., Class A *	29,010	1,202,464
JetBlue Airways Corp. *	189,000	1,655,640
Kansas City Southern	15,900	1,678,881
Kirby Corp. *	15,300	1,526,787
Knight Transportation, Inc.	43,825	935,664
Landstar System, Inc.	29,670	1,704,245
Matson, Inc.	52,000	1,244,360
Old Dominion Freight Line, Inc. *	20,475	1,110,564
Republic Airways Holdings, Inc. *	92,100	903,501
Saia, Inc. *	15,850	533,511
SkyWest, Inc.	135,000	1,756,350
Southwest Airlines Co.	213,400	4,470,730
Swift Transportation Co. *	32,400	706,320
United Continental Holdings, Inc. *	63,600	2,915,424
UTi Worldwide, Inc.	106,700	1,670,922
Werner Enterprises, Inc.	53,300	1,388,998

		39,790,946

Utilities 3.2%
ALLETE, Inc.	19,700	984,606

8

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
American States Water Co.	15,030	426,852
Aqua America, Inc.	50,675	1,213,666
Atlantic Power Corp. (a)	156,100	413,665
Avista Corp.	45,300	1,305,999
Black Hills Corp.	23,200	1,272,056
California Water Service Group	23,380	544,520
Cleco Corp.	26,800	1,309,448
El Paso Electric Co.	27,590	1,005,104
Hawaiian Electric Industries, Inc.	68,100	1,771,962
IDACORP, Inc.	24,900	1,312,977
ITC Holdings Corp.	12,100	1,252,350
MGE Energy, Inc.	11,500	654,810
New Jersey Resources Corp.	31,400	1,431,840
Northwest Natural Gas Co.	21,705	902,060
NorthWestern Corp.	25,500	1,152,855
Otter Tail Corp.	27,780	773,395
Piedmont Natural Gas Co., Inc.	48,500	1,601,470
PNM Resources, Inc.	62,200	1,533,230
Portland General Electric Co.	58,500	1,765,530
South Jersey Industries, Inc.	13,040	695,554
Southwest Gas Corp.	31,600	1,697,868
The Empire District Electric Co.	31,810	730,039
The Laclede Group, Inc.	21,140	970,115
UIL Holdings Corp.	25,600	989,952
UNS Energy Corp.	27,700	1,658,676
WGL Holdings, Inc.	42,000	1,586,760

		30,957,359

Total Common Stock
(Cost $691,733,901)		923,088,056

Rights 0.0% of net assets

Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR (a)(b)(c)*	19,700	—

Total Rights
(Cost $493)		—

Other Investment Company 2.8% of net assets

Money Market Fund 2.8%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (f)	26,446,576	26,446,576

Total Other Investment Company
(Cost $26,446,576)		26,446,576

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.06%, 03/20/14 (d)(e)	2,000,000	1,999,850

Total Short-Term Investment
(Cost $1,999,843)		1,999,850

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 2.6% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (f)	25,254,611	25,254,611

Total Collateral Invested for Securities on Loan
(Cost $25,254,611)		25,254,611

End of Collateral Invested for Securities on Loan

At 01/31/14 tax basis cost of the fund’s investments was $723,568,460 and the unrealized appreciation and depreciation were $242,850,883 and ($14,884,861), respectively, with a net unrealized appreciation of $227,966,022.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,249,751.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 03/21/14	270	30,464,100	(17,130)

 9

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and

10

 Schwab Fundamental US Small Company Index Fund

Portfolio Holdings (Unaudited) continued

state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$923,088,056	$—	$—	$923,088,056
Rights[1]	—	—	—	—
Other Investment Company[1]	26,446,576	—	—	26,446,576
Short-Term Investment[1]	—	1,999,850	—	1,999,850

Total	$949,534,632	$1,999,850	$—	$951,534,482

Other Financial Instruments
Collateral Invested for Securities on Loan	$25,254,611	$—	$—	$25,254,611

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($17,130)	$—	$—	($17,130)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

On January 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46847JAN14

 11

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.4%	Common Stock	582,726,211	709,094,824
0.4%	Preferred Stock	1,845,730	3,028,197
0.0%	Rights	212,534	205,482
0.0%	Other Investment Company	4,656	6,361
2.8%	Short-Term Investments	20,403,976	20,403,982

99.6%	Total Investments	605,193,107	732,738,846
0.7%	Collateral Invested for Securities on Loan	5,042,882	5,042,882
(0.3%)	Other Assets and Liabilities, Net		(1,942,245)

100.0%	Net Assets		735,839,483

	Number	Value
Security	of Shares	($)

Common Stock 96.4% of net assets

Australia 4.4%

Banks 1.2%
Australia & New Zealand Banking Group Ltd.	74,741	1,968,696
Commonwealth Bank of Australia	36,026	2,339,039
National Australia Bank Ltd.	76,344	2,219,442
Westpac Banking Corp.	74,915	2,019,076

		8,546,253

Capital Goods 0.0%
Leighton Holdings Ltd.	13,052	187,585
UGL Ltd.	24,032	147,232

		334,817

Commercial & Professional Supplies 0.1%
Brambles Ltd.	65,428	515,745
Downer EDI Ltd.	42,879	184,724

		700,469

Consumer Services 0.1%
Crown Resorts Ltd.	14,738	215,098
TABCORP Holdings Ltd.	124,464	376,016
Tatts Group Ltd.	88,250	230,694

		821,808

Diversified Financials 0.1%
BGP Holdings plc (a)(b)*	453,854	—
Macquarie Group Ltd.	10,923	515,285

		515,285

Energy 0.3%
Caltex Australia Ltd.	18,872	319,547
Origin Energy Ltd.	37,806	462,016
Santos Ltd.	26,987	315,311
Woodside Petroleum Ltd.	17,171	561,574
WorleyParsons Ltd.	11,700	168,522

		1,826,970

Food & Staples Retailing 0.5%
Metcash Ltd.	99,779	263,306
Wesfarmers Ltd.	53,172	1,950,970
Woolworths Ltd.	57,201	1,705,332

		3,919,608

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	20,523	209,849

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	14,394	207,763

Insurance 0.3%
AMP Ltd.	97,785	364,996
Insurance Australia Group Ltd.	60,301	288,835
QBE Insurance Group Ltd.	68,228	685,405
Suncorp Group Ltd.	80,581	856,601

		2,195,837

Materials 1.2%
Amcor Ltd.	45,664	428,342
Arrium Ltd.	300,599	408,673
BHP Billiton Ltd.	142,054	4,536,533
BlueScope Steel Ltd. *	92,932	439,013
Boral Ltd.	54,805	227,618
CSR Ltd.	65,468	167,481
Incitec Pivot Ltd.	92,050	229,937
Newcrest Mining Ltd.	30,609	252,469
Orica Ltd.	19,941	410,471
Rio Tinto Ltd.	22,886	1,300,431
Sims Metal Management Ltd. *	32,526	295,294

		8,696,262

Media 0.0%
Fairfax Media Ltd.	279,941	163,735

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	8,354	514,205

Real Estate 0.2%
Lend Lease Group	31,391	289,164
Mirvac Group	101,031	147,641
Stockland	98,604	313,112
Westfield Group	72,376	647,160

		1,397,077

Telecommunication Services 0.2%
Telstra Corp., Ltd.	244,903	1,102,261

Transportation 0.1%
Asciano Ltd.	43,666	214,307
Qantas Airways Ltd. *	194,109	185,868
Sydney Airport	58,853	202,975
Toll Holdings Ltd.	56,756	277,178

		880,328

 1

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.0%
AGL Energy Ltd.	23,184	308,529

		32,341,056

Austria 0.4%

Banks 0.1%
Erste Group Bank AG	26,805	972,557

Capital Goods 0.0%
Andritz AG	2,607	143,051
Wienerberger AG	12,883	203,856

		346,907

Energy 0.1%
OMV AG	15,013	649,962

Materials 0.1%
Voestalpine AG	12,318	551,327

Telecommunication Services 0.1%
Telekom Austria AG	40,619	354,853

		2,875,606

Belgium 0.9%

Banks 0.1%
KBC GROEP N.V.	10,280	606,316

Food & Staples Retailing 0.2%
Colruyt S.A.	4,100	232,587
Delhaize Group S.A.	19,315	1,240,571

		1,473,158

Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	17,055	1,634,598

Insurance 0.1%
Ageas	15,227	653,416

Materials 0.2%
Bekaert N.V.	7,995	275,221
Solvay S.A.	2,967	414,258
Umicore S.A.	9,978	426,651

		1,116,130

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	3,646	257,808

Telecommunication Services 0.1%
Belgacom S.A.	16,882	481,918

		6,223,344

Canada 5.8%

Automobiles & Components 0.2%
Magna International, Inc.	16,147	1,371,498

Banks 1.2%
Bank of Montreal (c)	20,195	1,234,094
Bank of Nova Scotia	30,549	1,675,909
Canadian Imperial Bank of Commerce	12,321	957,692
National Bank of Canada	5,172	387,476
Royal Bank of Canada	40,707	2,519,357
The Toronto-Dominion Bank	22,564	1,951,393

		8,725,921

Capital Goods 0.1%
Bombardier, Inc., Class B	85,042	306,953
Finning International, Inc.	10,353	250,517
SNC-Lavalin Group, Inc.	5,239	217,369

		774,839

Consumer Services 0.0%
Tim Hortons, Inc.	4,211	218,348

Diversified Financials 0.1%
IGM Financial, Inc.	3,861	187,200
Onex Corp.	5,616	289,435

		476,635

Energy 1.7%
ARC Resources Ltd. (c)	9,053	236,130
Baytex Energy Corp.	4,121	150,446
Bonavista Energy Corp. (c)	12,563	165,589
Cameco Corp.	11,102	235,945
Canadian Natural Resources Ltd.	40,991	1,344,100
Canadian Oil Sands Ltd.	35,889	645,116
Cenovus Energy, Inc.	34,207	894,987
Crescent Point Energy Corp.	6,343	219,378
Enbridge, Inc.	17,396	730,359
Encana Corp.	118,803	2,135,521
Enerplus Corp.	17,692	320,243
Husky Energy, Inc.	18,395	546,523
Imperial Oil Ltd.	14,132	577,969
Pengrowth Energy Corp.	49,472	319,819
Penn West Petroleum Ltd.	59,419	444,409
Suncor Energy, Inc.	56,074	1,842,198
Talisman Energy, Inc.	77,670	836,151
TransCanada Corp.	24,777	1,077,174

		12,722,057

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	7,930	585,058
Empire Co., Ltd, Class A	3,374	215,361
George Weston Ltd.	4,057	282,560
Loblaw Cos., Ltd.	8,224	317,662
Metro, Inc.	7,700	442,538
Shoppers Drug Mart Corp.	11,298	595,459

		2,438,638

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	5,096	239,987

Insurance 0.5%
Fairfax Financial Holdings Ltd.	900	346,343
Great-West Lifeco, Inc.	8,457	240,327
Intact Financial Corp.	3,445	209,716
Manulife Financial Corp.	62,456	1,152,387
Power Corp. of Canada	23,986	651,471
Power Financial Corp.	12,054	371,442
Sun Life Financial, Inc.	19,411	640,149

		3,611,835

Materials 0.6%
Agrium, Inc.	5,541	483,130
Barrick Gold Corp.	54,596	1,051,969
First Quantum Minerals Ltd.	13,742	245,906
Goldcorp, Inc.	16,820	419,688
Kinross Gold Corp.	42,038	192,875
Potash Corp. of Saskatchewan, Inc.	30,998	971,897

2

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Teck Resources Ltd., Class B	26,898	647,242
Yamana Gold, Inc.	13,482	126,256

		4,138,963

Media 0.0%
Shaw Communications, Inc., Class B	12,655	279,177

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International, Inc. *	2,400	325,667

Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	23,275	883,980

Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	4,127	352,282
RONA, Inc.	20,377	228,515

		580,797

Software & Services 0.0%
CGI Group, Inc., Class A *	8,217	252,099

Technology Hardware & Equipment 0.2%
Blackberry Ltd. *	97,885	927,216
Celestica, Inc. *	21,212	210,454

		1,137,670

Telecommunication Services 0.3%
BCE, Inc.	19,549	820,751
Rogers Communications, Inc., Class B	14,967	629,588
Telus Corp.	13,518	472,508

		1,922,847

Transportation 0.2%
Canadian National Railway Co.	22,747	1,217,462
Canadian Pacific Railway Ltd.	2,582	391,421

		1,608,883

Utilities 0.1%
Canadian Utilities Ltd., Class A	5,254	178,789
Fortis, Inc.	8,646	237,702
TransAlta Corp.	20,386	268,336

		684,827

		42,394,668

Denmark 0.9%

Banks 0.1%
Danske Bank A/S *	30,342	686,255

Capital Goods 0.1%
FLSmidth & Co. A/S	3,131	167,149
Vestas Wind Systems A/S *	18,955	627,346

		794,495

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	4,454	434,893

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	35,594	1,408,988

Telecommunication Services 0.1%
TDC A/S	60,328	567,033

Transportation 0.3%
AP Moeller - Maersk A/S, Series A	80	856,342
AP Moeller - Maersk A/S, Series B	140	1,564,322
DSV A/S	6,777	217,592

		2,638,256

		6,529,920

Finland 1.4%

Capital Goods 0.1%
Kone Oyj, B Shares	6,460	262,152
Metso Oyj	10,011	312,502
Wartsila Oyj Abp	6,537	353,991

		928,645

Energy 0.1%
Neste Oil Oyj	17,697	315,898

Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	15,224	561,050

Insurance 0.1%
Sampo Oyj, A Shares	13,495	625,734

Materials 0.2%
Stora Enso Oyj, R Shares	64,471	601,725
UPM-Kymmene Oyj	64,950	994,815

		1,596,540

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	6,748	176,126

Technology Hardware & Equipment 0.7%
Nokia Oyj *	754,907	5,224,572

Telecommunication Services 0.0%
Elisa Oyj	9,839	252,219

Utilities 0.1%
Fortum Oyj	27,947	600,592

		10,281,376

France 11.1%

Automobiles & Components 0.5%
Peugeot S.A. (c)*	116,718	1,791,096
Renault S.A.	16,359	1,421,090
Valeo S.A.	4,906	547,438

		3,759,624

Banks 1.2%
BNP Paribas S.A.	62,102	4,794,590
Credit Agricole S.A. *	85,021	1,140,830
Societe Generale S.A.	45,438	2,567,239

		8,502,659

Capital Goods 1.7%
Airbus Group N.V.	9,217	652,981
Alstom S.A.	14,617	412,874
Bouygues S.A.	30,731	1,174,598
Compagnie de Saint-Gobain	60,141	3,153,945
Eiffage S.A.	7,696	446,811
Legrand S.A.	8,223	435,876
Nexans S.A.	4,347	203,702
Rexel S.A.	13,141	337,628
Safran S.A.	6,515	462,996
Schneider Electric S.A.	22,987	1,852,060
Thales S.A.	4,399	286,263

 3

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vallourec S.A.	12,228	610,491
Vinci S.A.	37,149	2,429,144

		12,459,369

Consumer Durables & Apparel 0.3%
Christian Dior S.A.	2,282	417,144
Kering	3,187	635,611
LVMH Moet Hennessy Louis Vuitton S.A.	7,092	1,261,623

		2,314,378

Consumer Services 0.1%
Accor S.A.	15,242	726,586
Sodexo	3,879	382,017

		1,108,603

Diversified Financials 0.0%
Wendel S.A.	1,358	184,066

Energy 2.0%
CGG S.A. *	11,918	177,035
Technip S.A.	3,682	313,962
Total S.A.	251,514	14,349,283

		14,840,280

Food & Staples Retailing 0.5%
Carrefour S.A.	80,377	2,761,945
Casino Guichard Perrachon S.A.	5,608	578,016
Rallye S.A.	6,578	257,853

		3,597,814

Food, Beverage & Tobacco 0.3%
Danone	19,788	1,306,366
Pernod-Ricard S.A.	5,305	569,708

		1,876,074

Health Care Equipment & Services 0.1%
Essilor International S.A.	3,870	388,349

Household & Personal Products 0.1%
L’Oreal S.A.	5,150	845,498

Insurance 0.5%
AXA S.A.	122,199	3,205,395
CNP Assurances	10,476	204,971
SCOR SE	8,962	290,337

		3,700,703

Materials 0.4%
Air Liquide S.A.	10,908	1,368,946
Arkema S.A.	3,429	365,233
Lafarge S.A.	14,782	1,059,540

		2,793,719

Media 0.1%
Eutelsat Communications S.A.	5,871	178,135
Publicis Groupe S.A.	3,969	351,402
Solocal Group (c)*	65,923	117,095

		646,632

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi	51,606	5,045,047

Software & Services 0.1%
AtoS	2,163	189,157
Cap Gemini S.A.	10,240	696,565

		885,722

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	183,514	733,996

Telecommunication Services 1.4%
Orange S.A.	521,087	6,450,656
Vivendi S.A.	143,904	3,862,973

		10,313,629

Transportation 0.1%
Air France-KLM *	71,772	823,831

Utilities 0.9%
Electricite de France	30,906	1,049,151
GDF Suez	168,548	3,720,439
Suez Environnement Co.	31,753	568,719
Veolia Environnement S.A.	94,359	1,479,397

		6,817,706

		81,637,699

Germany 9.0%

Automobiles & Components 1.2%
Bayerische Motoren Werke AG	18,370	1,994,125
Continental AG	3,901	837,213
Daimler AG - Reg’d	72,828	6,083,017
Volkswagen AG	1,367	331,027

		9,245,382

Banks 0.1%
Commerzbank AG *	32,898	556,894

Capital Goods 1.0%
Brenntag AG	2,321	400,077
GEA Group AG	7,303	341,615
Hochtief AG	2,661	211,818
Kloeckner & Co. SE *	16,690	248,674
MAN SE	1,935	235,558
MTU Aero Engines AG	1,826	161,537
Rheinmetall AG	3,543	226,796
Siemens AG - Reg’d	41,451	5,244,130

		7,070,205

Commercial & Professional Supplies 0.0%
Bilfinger SE	2,694	309,546

Consumer Durables & Apparel 0.1%
Adidas AG	7,004	780,886

Consumer Services 0.1%
TUI AG *	21,740	370,032

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	52,364	2,520,511
Deutsche Boerse AG	7,331	562,965

		3,083,476

Food & Staples Retailing 0.1%
Metro AG	27,541	1,132,291

Health Care Equipment & Services 0.3%
Celesio AG	29,113	959,031
Fresenius Medical Care AG & Co. KGaA	7,056	497,246
Fresenius SE & Co. KGaA	4,976	776,761

		2,233,038

Household & Personal Products 0.1%
Beiersdorf AG	2,278	225,155

4

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Henkel AG & Co. KGaA	3,247	315,549

		540,704

Insurance 0.9%
Allianz SE - Reg’d	25,555	4,248,272
Hannover Rueckversicherung SE - Reg’d	2,782	220,696
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	9,267	1,909,746

		6,378,714

Materials 1.5%
Aurubis AG	4,710	272,263
BASF SE	57,532	6,150,853
HeidelbergCement AG	9,591	711,837
K&S AG - Reg’d	13,704	410,404
Lanxess AG	5,040	330,289
Linde AG	5,839	1,103,382
Salzgitter AG	8,790	387,751
ThyssenKrupp AG *	58,767	1,509,112

		10,875,891

Media 0.0%
Kabel Deutschland Holding AG	1,519	199,582

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	28,814	3,792,086
Merck KGaA	1,571	243,256

		4,035,342

Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG	35,712	366,941

Software & Services 0.2%
SAP AG	16,203	1,239,686

Telecommunication Services 0.9%
Deutsche Telekom AG - Reg’d	383,452	6,200,086
Freenet AG *	6,395	194,984

		6,395,070

Transportation 0.4%
Deutsche Lufthansa AG - Reg’d *	30,655	728,181
Deutsche Post AG - Reg’d	61,631	2,128,598

		2,856,779

Utilities 1.2%
E.ON SE AG	309,901	5,609,095
RWE AG	82,185	3,032,498

		8,641,593

		66,312,052

Hong Kong 0.8%

Banks 0.0%
Hang Seng Bank Ltd.	22,500	353,213

Capital Goods 0.3%
Hutchison Whampoa Ltd.	85,000	1,052,634
Jardine Matheson Holdings Ltd.	7,600	407,208
Jardine Strategic Holdings Ltd.	5,000	162,283
Noble Group Ltd.	529,879	393,172

		2,015,297

Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	274,000	379,338

Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	10,000	156,796

Insurance 0.1%
AIA Group Ltd.	122,600	565,131

Real Estate 0.1%
Cheung Kong (Holdings) Ltd.	23,000	341,176
Sun Hung Kai Properties Ltd.	13,000	158,514
Swire Pacific Ltd., Class A	29,000	312,483
The Link REIT	32,000	144,694
Wharf Holdings Ltd.	25,000	170,186

		1,127,053

Retailing 0.1%
Esprit Holdings Ltd. *	289,484	544,218

Telecommunication Services 0.0%
PCCW Ltd.	365,000	166,127

Utilities 0.1%
CLP Holdings Ltd.	76,500	577,165
Hong Kong & China Gas Co., Ltd.	72,214	148,665
Power Assets Holdings Ltd.	24,500	183,715

		909,545

		6,216,718

Ireland 0.7%

Banks 0.1%
Bank of Ireland *	1,567,645	620,565

Capital Goods 0.0%
DCC plc	6,462	293,722

Commercial & Professional Supplies 0.1%
Experian plc	22,073	376,775

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	4,068	273,777

Materials 0.3%
CRH plc	63,786	1,639,708
Smurfit Kappa Group plc	17,033	398,832

		2,038,540

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	6,667	332,726

Technology Hardware & Equipment 0.1%
Seagate Technology plc	17,558	928,116

		4,864,221

Israel 0.3%

Banks 0.0%
Bank Leumi Le-Israel B.M. *	55,282	209,996

Materials 0.0%
Israel Chemicals Ltd.	27,117	221,672

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	32,899	1,466,336

 5

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	229,671	350,002

		2,248,006

Italy 4.6%

Automobiles & Components 0.2%
Fiat S.p.A. *	152,353	1,515,349
Pirelli & C. S.p.A	13,189	212,118

		1,727,467

Banks 1.4%
Banca Monte dei Paschi di Siena S.p.A. (c)*	2,725,653	617,796
Banca Popolare dell’Emilia Romagna Scrl *	28,405	267,574
Banca Popolare di Milano Scarl *	277,034	167,139
Banco Popolare Scarl *	294,619	504,474
Intesa Sanpaolo S.p.A.	1,388,391	3,741,934
Intesa Sanpaolo S.p.A. - RSP	82,866	183,152
UniCredit S.p.A.	586,641	4,391,073
Unione di Banche Italiane S.C.P.A.	89,738	652,716

		10,525,858

Capital Goods 0.2%
CNH Industrial N.V. *	44,286	464,646
Finmeccanica S.p.A. *	86,901	761,479
Prysmian S.p.A.	9,780	238,771

		1,464,896

Diversified Financials 0.1%
Exor S.p.A.	8,357	326,805
Mediobanca S.p.A. *	35,352	323,245

		650,050

Energy 1.0%
Eni S.p.A.	301,963	6,857,167
Saipem S.p.A.	15,683	367,220

		7,224,387

Insurance 0.2%
Assicurazioni Generali S.p.A.	58,642	1,265,309

Materials 0.0%
Italcementi S.p.A.	25,642	252,461

Media 0.1%
Mediaset S.p.A. *	131,156	667,052

Telecommunication Services 0.6%
Telecom Italia S.p.A.	2,608,804	2,897,102
Telecom Italia S.p.A. - RSP	1,535,990	1,293,813

		4,190,915

Transportation 0.1%
Atlantia S.p.A.	17,939	408,029

Utilities 0.7%
A2A S.p.A.	191,842	206,403
Enel S.p.A.	1,012,163	4,606,596
Snam S.p.A.	64,558	353,904
Terna - Rete Elettrica Nationale S.p.A.	53,008	256,998

		5,423,901

		33,800,325

Japan 18.4%

Automobiles & Components 2.3%
Aisin Seiki Co., Ltd.	15,000	552,307
Bridgestone Corp.	34,400	1,235,040
Daihatsu Motor Co., Ltd.	13,000	202,748
Denso Corp.	23,300	1,198,284
Fuji Heavy Industries Ltd.	16,500	449,815
Honda Motor Co., Ltd.	89,700	3,362,238
Isuzu Motors Ltd.	48,000	284,149
Mazda Motor Corp. *	121,000	580,334
NHK Spring Co., Ltd.	17,000	173,773
Nissan Motors Co., Ltd.	177,500	1,522,649
Stanley Electric Co., Ltd.	9,300	210,101
Suzuki Motor Corp.	28,000	725,811
Toyota Industries Corp.	9,400	429,503
Toyota Motor Corp.	103,200	5,905,064
Yamaha Motor Co., Ltd.	20,700	273,423

		17,105,239

Banks 0.9%
Mitsubishi UFJ Financial Group, Inc.	413,034	2,483,068
Mizuho Financial Group, Inc.	681,616	1,444,563
Resona Holdings, Inc.	73,658	388,257
Sumitomo Mitsui Financial Group, Inc.	44,710	2,071,241
Sumitomo Mitsui Trust Holdings, Inc.	47,000	222,974
The Bank of Yokohama Ltd.	37,000	185,987

		6,796,090

Capital Goods 2.8%
Asahi Glass Co., Ltd.	111,000	627,934
Daikin Industries Ltd.	9,200	527,710
Fanuc Corp.	3,900	632,032
Fujikura Ltd.	41,000	190,124
Furukawa Electric Co., Ltd.	89,000	217,764
Hanwa Co., Ltd.	42,000	216,515
IHI Corp.	63,000	285,680
Itochu Corp.	75,500	922,404
JGC Corp.	8,000	301,697
JTEKT Corp.	17,900	263,545
Kajima Corp.	62,000	228,405
Kawasaki Heavy Industries Ltd.	71,000	307,057
Komatsu Ltd.	42,600	899,235
Kubota Corp.	31,000	477,129
LIXIL Group Corp.	17,100	440,555
Makita Corp.	4,700	244,533
Marubeni Corp.	100,000	697,624
Mitsubishi Corp.	101,000	1,856,999
Mitsubishi Electric Corp.	112,000	1,265,063
Mitsubishi Heavy Industries Ltd.	157,000	1,013,464
Mitsui & Co., Ltd.	121,300	1,624,364
Mitsui Engineering & Shipbuilding Co., Ltd.	88,000	171,667
Nagase & Co., Ltd.	14,200	166,404

6

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nidec Corp.	3,900	433,898
Nippon Sheet Glass Co., Ltd. *	185,000	240,947
NSK Ltd.	21,000	235,464
Obayashi Corp.	41,000	242,053
Shimizu Corp.	63,000	339,596
SMC Corp.	1,400	350,634
Sojitz Corp.	328,200	562,641
Sumitomo Corp.	80,900	1,008,040
Sumitomo Electric Industries Ltd.	65,600	1,030,311
Sumitomo Heavy Industries Ltd.	56,000	259,294
Taisei Corp.	72,000	314,467
Toshiba Corp.	276,000	1,147,384
Toyota Tsusho Corp.	24,900	583,850

		20,326,483

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	73,000	720,586
Secom Co., Ltd.	9,500	533,706
Toppan Printing Co., Ltd.	68,000	495,869

		1,750,161

Consumer Durables & Apparel 1.0%
Namco Bandai Holdings, Inc.	14,900	338,146
Nikon Corp.	16,600	283,590
Panasonic Corp.	258,250	2,926,915
Sega Sammy Holdings, Inc.	8,500	203,025
Sekisui Chemical Co., Ltd.	29,000	334,247
Sekisui House Ltd.	39,300	542,041
Sharp Corp. *	217,000	736,108
Shimano, Inc.	2,200	195,993
Sony Corp.	87,800	1,375,562
Yamaha Corp.	14,300	209,648

		7,145,275

Consumer Services 0.1%
Benesse Holdings, Inc.	4,800	189,094
Oriental Land Co., Ltd.	1,200	182,105

		371,199

Diversified Financials 0.1%
Credit Saison Co., Ltd.	8,300	202,912
Nomura Holdings, Inc.	37,100	257,771
ORIX Corp.	32,900	499,031

		959,714

Energy 0.6%
Cosmo Oil Co., Ltd. *	159,000	296,517
Idemitsu Kosan Co., Ltd.	24,800	550,229
Inpex Corp.	70,200	831,782
JX Holdings, Inc.	465,800	2,245,475
Showa Shell Sekiyu K.K.	26,900	255,993
TonenGeneral Sekiyu K.K.	37,000	322,448

		4,502,444

Food & Staples Retailing 0.5%
Aeon Co., Ltd.	80,800	1,007,498
Lawson, Inc.	2,600	189,149
Seven & i Holdings Co., Ltd.	56,700	2,235,057
Uny Group Holdings Co., Ltd.	32,200	193,052

		3,624,756

Food, Beverage & Tobacco 0.5%
Ajinomoto Co., Inc.	37,000	522,180
Asahi Group Holdings Ltd.	19,900	541,163
Coca-Cola West Co., Ltd.	8,900	174,401
Japan Tobacco, Inc.	28,200	870,518
Kirin Holdings Co., Ltd.	53,000	720,785
Meiji Holdings Co., Ltd.	6,800	424,352
Nippon Meat Packers, Inc.	18,000	306,512
Nisshin Seifun Group, Inc.	17,100	169,952
Toyo Suisan Kaisha Ltd.	6,000	189,069
Yamazaki Baking Co., Ltd.	15,000	161,486

		4,080,418

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	5,600	318,186
Medipal Holdings Corp.	24,200	353,383
Olympus Corp. *	6,900	202,737
Suzuken Co., Ltd.	8,800	304,154
Terumo Corp.	5,000	232,187

		1,410,647

Household & Personal Products 0.2%
Kao Corp.	26,500	840,099
Shiseido Co., Ltd.	22,100	349,416

		1,189,515

Insurance 0.3%
MS&AD Insurance Group Holdings, Inc.	14,290	331,088
NKSJ Holdings, Inc.	15,700	408,598
T&D Holdings, Inc.	14,450	176,061
The Dai-ichi Life Insurance Co., Ltd.	25,900	388,634
Tokio Marine Holdings, Inc.	21,800	636,520

		1,940,901

Materials 1.5%
Asahi Kasei Corp.	93,000	703,729
Denki Kagaku Kogyo K.K.	40,000	153,404
DIC Corp.	67,000	190,543
JFE Holdings, Inc.	60,800	1,259,928
JSR Corp.	11,400	202,996
Kaneka Corp.	28,000	173,168
Kobe Steel Ltd. *	349,000	578,130
Kuraray Co., Ltd.	19,700	220,856
Mitsubishi Chemical Holdings Corp.	138,500	588,738
Mitsubishi Materials Corp.	80,000	268,564
Mitsui Chemicals, Inc.	145,000	346,132
Mitsui Mining & Smelting Co., Ltd.	65,000	173,088
Nippon Steel & Sumitomo Metal Corp.	516,000	1,565,147
Nitto Denko Corp.	7,500	333,478
Oji Holdings Corp.	89,000	419,383
Shin-Etsu Chemical Co., Ltd.	16,700	924,595
Showa Denko K.K.	168,000	227,954
Sumitomo Chemical Co., Ltd.	150,000	607,684
Sumitomo Metal Mining Co., Ltd.	36,000	465,793
Taiheiyo Cement Corp.	58,000	214,465
Teijin Ltd.	145,000	326,340
Toray Industries, Inc.	82,000	535,415
Tosoh Corp.	52,000	221,719
Toyo Seikan Group Holdings Ltd.	19,300	342,342
Ube Industries Ltd.	112,000	229,816

		11,273,407

 7

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.1%
Dentsu, Inc.	14,101	553,133
Hakuhodo DY Holdings, Inc.	36,300	293,215

		846,348

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	18,000	1,112,366
Daiichi Sankyo Co., Ltd.	36,200	603,374
Eisai Co., Ltd.	11,500	439,559
Ono Pharmaceutical Co., Ltd.	3,000	260,722
Otsuka Holdings Co., Ltd.	19,000	581,354
Shionogi & Co., Ltd.	10,400	211,875
Taisho Pharmaceutical Holdings Co., Ltd.	2,500	180,482
Takeda Pharmaceutical Co., Ltd.	36,900	1,715,076

		5,104,808

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	4,000	377,835
Daiwa House Industry Co., Ltd.	24,000	455,232
Mitsubishi Estate Co., Ltd.	18,000	442,100
Mitsui Fudosan Co., Ltd.	18,000	568,428
Sumitomo Realty & Development Co., Ltd.	6,500	286,995

		2,130,590

Retailing 0.3%
Edion Corp.	38,600	215,311
Fast Retailing Co., Ltd.	700	254,645
Isetan Mitsukoshi Holdings Ltd.	24,200	306,136
J. Front Retailing Co., Ltd.	36,000	239,970
K’s Holdings Corp.	6,400	170,321
Shimamura Co., Ltd.	2,300	203,154
Takashimaya Co., Ltd.	22,000	203,970
Yamada Denki Co., Ltd.	219,700	754,092

		2,347,599

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	9,100	453,495
Tokyo Electron Ltd.	9,300	484,864

		938,359

Software & Services 0.5%
Fujitsu Ltd. *	322,000	1,800,008
Konami Corp.	7,700	183,011
Nintendo Co., Ltd.	12,430	1,425,670
NTT Data Corp.	10,500	370,210

		3,778,899

Technology Hardware & Equipment 1.9%
Brother Industries Ltd.	22,200	279,141
Canon, Inc.	88,400	2,582,238
FUJIFILM Holdings Corp.	54,000	1,573,663
Hitachi Ltd.	366,000	2,790,162
Hoya Corp.	25,300	699,135
Ibiden Co., Ltd.	13,300	243,768
Keyence Corp.	573	235,281
Konica Minolta, Inc.	54,900	579,586
Kyocera Corp.	17,000	760,236
Murata Manufacturing Co., Ltd.	6,400	594,261
NEC Corp.	409,000	1,181,945
Nippon Electric Glass Co., Ltd.	56,000	252,174
Omron Corp.	9,700	383,513
Ricoh Co., Ltd.	64,000	672,531
Seiko Epson Corp.	21,900	568,710
TDK Corp.	11,600	523,409

		13,919,753

Telecommunication Services 1.2%
KDDI Corp.	38,200	2,103,374
Nippon Telegraph & Telephone Corp.	59,904	3,206,188
NTT DoCoMo, Inc.	111,300	1,782,002
Softbank Corp.	22,300	1,614,449

		8,706,013

Transportation 0.9%
ANA Holdings, Inc.	71,000	150,473
Central Japan Railway Co.	8,100	887,592
East Japan Railway Co.	17,618	1,301,280
Hankyu Hanshin Holdings, Inc.	50,000	253,015
Kawasaki Kisen Kaisha Ltd.	121,000	282,051
Kintetsu Corp.	44,000	151,282
Mitsui O.S.K. Lines Ltd.	165,000	676,333
Nagoya Railroad Co., Ltd.	54,000	160,793
Nippon Express Co., Ltd.	105,000	493,193
Nippon Yusen K.K.	235,000	727,225
Seino Holdings Co., Ltd.	20,000	188,845
Tobu Railway Co., Ltd.	36,000	166,891
Tokyu Corp.	45,000	279,040
West Japan Railway Co.	12,663	518,703
Yamato Holdings Co., Ltd.	27,200	569,452

		6,806,168

Utilities 1.2%
Chubu Electric Power Co., Inc.	86,800	1,028,754
Electric Power Development Co., Ltd.	9,400	278,489
Hokkaido Electric Power Co., Inc. *	24,500	256,323
Hokuriku Electric Power Co.	19,500	237,650
Kyushu Electric Power Co., Inc. *	56,000	642,551
Osaka Gas Co., Ltd.	140,000	565,410
Shikoku Electric Power Co., Inc. *	19,300	278,514
The Chugoku Electric Power Co., Inc.	30,100	390,668
The Kansai Electric Power Co., Inc. *	104,200	1,120,321
Toho Gas Co., Ltd.	31,000	143,185
Tohoku Electric Power Co., Inc. *	67,500	728,019
Tokyo Electric Power Co., Inc. *	475,400	2,157,527
Tokyo Gas Co., Ltd.	150,000	743,900

		8,571,311

		135,626,097

Luxembourg 0.6%

Energy 0.1%
Tenaris S.A.	19,145	427,085

Materials 0.4%
APERAM *	13,638	244,659
ArcelorMittal	204,311	3,374,685

		3,619,344

Media 0.1%
SES S.A.	11,693	375,508

8

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	3,162	307,321

		4,729,258

Netherlands 5.8%

Capital Goods 0.3%
Koninklijke BAM Groep N.V.	40,421	207,381
Koninklijke Philips N.V.	55,195	1,914,942
Royal Imtech N.V. (c)*	32,030	91,325

		2,213,648

Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	7,667	486,216

Diversified Financials 0.4%
ING Groep N.V. CVA *	224,514	2,965,153
SNS Reaal N.V. (a)(b)(c)*	124,822	—

		2,965,153

Energy 3.2%
Fugro N.V. CVA	4,377	228,891
Royal Dutch Shell plc, A Shares	391,223	13,511,783
Royal Dutch Shell plc, B Shares	266,949	9,764,233

		23,504,907

Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	120,480	2,005,422

Food, Beverage & Tobacco 0.4%
Corbion N.V.	8,359	175,175
Heineken Holding N.V.	5,605	322,795
Heineken N.V.	6,934	422,459
Nutreco N.V.	4,364	194,543
Unilever N.V. CVA	55,618	2,075,205

		3,190,177

Insurance 0.2%
Aegon N.V.	126,249	1,100,457
Delta Lloyd N.V.	15,943	409,588

		1,510,045

Materials 0.3%
Akzo Nobel N.V.	20,661	1,485,980
Koninklijke DSM N.V.	10,147	671,678

		2,157,658

Media 0.1%
Reed Elsevier N.V.	13,443	277,243
Wolters Kluwer N.V.	14,373	396,551

		673,794

Semiconductors & Semiconductor Equipment 0.0%
ASML Holding N.V.	3,842	325,119

Software & Services 0.0%
Gemalto N.V.	1,648	185,742

Telecommunication Services 0.3%
Koninklijke (Royal) KPN N.V. *	513,287	1,920,569

Transportation 0.2%
PostNL N.V. *	223,309	1,250,016
TNT Express N.V.	33,334	293,651

		1,543,667

		42,682,117

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	39,435	288,867

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	245,737	466,027

		754,894

Norway 0.8%

Banks 0.1%
DnB A.S.A.	34,321	582,849

Energy 0.4%
Aker Solutions A.S.A.	10,199	156,645
Petroleum Geo-Services A.S.A.	13,611	141,216
Statoil A.S.A.	122,693	2,907,904

		3,205,765

Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A.	18,234	210,181
Orkla A.S.A.	63,245	492,336

		702,517

Materials 0.1%
Norsk Hydro A.S.A.	98,920	450,030
Yara International A.S.A.	10,696	441,718

		891,748

Telecommunication Services 0.1%
Telenor A.S.A.	35,016	728,463

		6,111,342

Portugal 0.3%

Banks 0.1%
Banco Comercial Portugues S.A. - Reg’d *	1,577,988	352,205
Banco Espirito Santo, S.A. - Reg’d *	136,913	207,685

		559,890

Energy 0.0%
Galp Energia, SGPS, S.A.	13,005	201,061

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	150,151	659,986

Utilities 0.1%
EDP - Energias de Portugal S.A.	207,600	779,377

		2,200,314

Singapore 0.6%

Banks 0.2%
DBS Group Holdings Ltd.	42,056	543,131
Oversea-Chinese Banking Corp., Ltd.	58,897	427,937
United Overseas Bank Ltd.	33,952	530,901

		1,501,969

Capital Goods 0.1%
Keppel Corp., Ltd.	48,300	393,337

 9

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SembCorp Industries Ltd.	43,000	176,535

		569,872

Food, Beverage & Tobacco 0.0%
Wilmar International Ltd.	113,166	276,338

Media 0.0%
Singapore Press Holdings Ltd. (c)	55,000	172,088

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	5,000	136,549

Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	69,475	566,221
Venture Corp., Ltd.	29,000	168,005

		734,226

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	279,486	771,050

Transportation 0.1%
ComfortDelGro Corp., Ltd.	98,000	148,106
Singapore Airlines Ltd.	49,270	369,778

		517,884

		4,679,976

Spain 4.4%

Banks 2.0%
Banco Bilbao Vizcaya Argentaria S.A.	362,809	4,327,873
Banco de Sabadell S.A.	185,219	546,444
Banco Popular Espanol S.A.	112,771	773,552
Banco Santander S.A.	1,022,940	8,800,540
Bankia S.A. *	164,751	283,903

		14,732,312

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	18,365	644,585
Ferrovial S.A.	19,484	373,855
Fomento de Construcciones y Contratas S.A. *	15,618	417,852

		1,436,292

Energy 0.4%
Repsol S.A.	111,822	2,613,488

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	25,918	212,974

Retailing 0.1%
Inditex S.A.	4,060	604,673

Software & Services 0.0%
Amadeus IT Holding S.A., A Shares	6,926	273,978

Telecommunication Services 1.1%
Telefonica S.A.	510,039	7,855,297

Transportation 0.1%
Abertis Infraestructuras S.A.	17,037	380,183

Utilities 0.5%
Acciona S.A. (c)	4,112	272,465
Enagas S.A.	8,058	220,273
Endesa S.A.	12,040	353,685
Gas Natural SDG S.A.	20,691	511,348
Iberdrola S.A.	378,842	2,332,775
Red Electrica Corp. S.A.	4,142	289,678

		3,980,224

		32,089,421

Sweden 2.2%

Automobiles & Components 0.1%
Autoliv, Inc.	4,496	407,652

Banks 0.4%
Nordea Bank AB	83,690	1,116,760
Skandinaviska Enskilda Banken AB, A Shares	52,592	677,631
Svenska Handelsbanken AB, A Shares	17,784	843,887
Swedbank AB, A Shares	20,418	532,800

		3,171,078

Capital Goods 0.7%
Alfa Laval AB	11,196	271,257
Assa Abloy AB, B Shares	7,488	372,825
Atlas Copco AB, A Shares	23,273	630,594
Atlas Copco AB, B Shares	11,539	288,028
NCC AB, B Shares	7,554	241,056
Sandvik AB	56,882	795,769
Scania AB, B Shares	14,736	301,076
Skanska AB, B Shares	30,893	608,235
SKF AB, B Shares	19,598	518,652
Trelleborg AB, B Shares	10,751	214,306
Volvo AB, A Shares	16,418	216,526
Volvo AB, B Shares	72,808	962,662

		5,420,986

Commercial & Professional Supplies 0.1%
Securitas AB, B Shares	28,408	294,840

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	18,986	402,604
Husqvarna AB, B Shares	34,706	201,081

		603,685

Food, Beverage & Tobacco 0.0%
Swedish Match AB	8,476	248,035

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	5,313	182,412

Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A, B Shares	32,623	927,647

Materials 0.1%
Boliden AB	23,810	361,017
SSAB AB, A Shares (c)	37,248	296,982
SSAB AB, B Shares (c)	12,558	88,790

		746,789

Retailing 0.2%
Hennes & Mauritz AB, B Shares	28,747	1,236,106

Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	140,797	1,724,039

10

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.2%
Tele2 AB, B Shares	44,984	494,693
TeliaSonera AB	133,884	991,552

		1,486,245

		16,449,514

Switzerland 5.6%

Capital Goods 0.5%
Wolseley plc	17,452	939,214
ABB Ltd. - Reg’d *	83,788	2,084,086
Geberit AG - Reg’d	936	271,330
Schindler Holding AG	1,196	173,196
Schindler Holding AG - Reg’d	386	56,668

		3,524,494

Commercial & Professional Supplies 0.4%
Adecco S.A. - Reg’d *	10,819	849,795
SGS S.A. - Reg’d	130	293,942
Tyco International Ltd.	37,757	1,528,781

		2,672,518

Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A.	8,025	742,352
The Swatch Group AG - Bearer Shares	566	336,388
The Swatch Group AG - Reg’d	1,077	110,287

		1,189,027

Diversified Financials 0.3%
Credit Suisse Group AG - Reg’d *	51,231	1,543,638
GAM Holding AG *	10,327	173,325
UBS AG - Reg’d *	15,509	307,610

		2,024,573

Energy 0.2%
Noble Corp. plc	11,953	370,902
Transocean Ltd.	20,906	909,373
Weatherford International Ltd. *	41,093	556,399

		1,836,674

Food, Beverage & Tobacco 1.1%
Aryzta AG *	2,627	206,429
Lindt & Spruengli AG	18	80,803
Lindt & Spruengli AG - Reg’d	2	107,197
Nestle S.A. - Reg’d	110,025	7,973,655

		8,368,084

Insurance 0.6%
Baloise Holding AG - Reg’d	2,130	254,435
Swiss Life Holding AG - Reg’d *	1,473	317,032
Swiss Re AG *	13,031	1,124,589
Zurich Insurance Group AG *	8,467	2,454,928

		4,150,984

Materials 0.6%
Clariant AG - Reg’d *	14,239	268,286
Givaudan S.A. - Reg’d *	185	273,563
Glencore Xstrata plc	374,923	1,976,767
Holcim Ltd. - Reg’d *	13,134	953,298
Sika AG	73	240,232
Syngenta AG - Reg’d	2,154	761,508

		4,473,654

Media 0.0%
Informa plc	22,411	190,244

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Lonza Group AG - Reg’d *	2,426	243,343
Novartis AG - Reg’d	70,149	5,544,635
Roche Holding AG	15,431	4,233,735
Roche Holding AG - Bearer Shares	577	158,515

		10,180,228

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	60,119	494,209

Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	17,252	974,911

Telecommunication Services 0.1%
Swisscom AG - Reg’d	1,123	616,886

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	2,329	309,176

		41,005,662

United Kingdom 17.3%

Automobiles & Components 0.1%
GKN plc	60,718	392,838

Banks 2.3%
Barclays plc	849,402	3,791,942
HSBC Holdings plc	896,215	9,196,722
Lloyds Banking Group plc *	1,630,973	2,224,224
Royal Bank of Scotland Group plc *	132,878	740,248
Standard Chartered plc	61,128	1,242,362

		17,195,498

Capital Goods 0.7%
BAE Systems plc	204,431	1,442,236
Balfour Beatty plc	71,878	343,989
Bunzl plc	13,851	315,524
Carillion plc	41,935	234,740
Cobham plc	49,492	238,795
Foster Wheeler AG *	8,675	260,076
IMI plc	10,486	257,321
Meggitt plc	22,088	187,270
Rolls-Royce Holdings plc *	49,198	958,222
SIG plc	61,602	198,167
Smiths Group plc	15,536	366,387
The Weir Group plc	4,851	166,785
Travis Perkins plc	10,768	307,246
Vesuvius plc	29,568	217,261

		5,494,019

Commercial & Professional Supplies 0.2%
Aggreko plc	6,930	175,806
Capita plc	16,393	264,508
G4S plc	92,922	363,714
Hays plc	108,948	237,408
Serco Group plc	24,829	178,019

		1,219,455

Consumer Durables & Apparel 0.2%
Barratt Developments plc	56,143	349,044
Burberry Group plc	9,107	216,229

 11

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Persimmon plc *	13,464	290,110
Taylor Wimpey plc	148,770	273,809

		1,129,192

Consumer Services 0.5%
Carnival plc	12,790	524,288
Compass Group plc	75,368	1,126,400
InterContinental Hotels Group plc	7,461	241,209
Ladbrokes plc	42,809	104,979
Thomas Cook Group plc *	168,054	496,647
TUI Travel plc	57,396	400,920
Whitbread plc	6,311	388,603
William Hill plc	24,159	131,866

		3,414,912

Diversified Financials 0.1%
ICAP plc	29,096	184,595
Man Group plc	350,217	468,923

		653,518

Energy 2.8%
AMEC plc	16,222	274,219
BG Group plc	126,698	2,129,530
BP plc	2,276,769	17,843,153
Ensco plc, Class A	4,907	247,166
John Wood Group plc	17,598	185,321
Tullow Oil plc	11,389	147,432

		20,826,821

Food & Staples Retailing 0.8%
J. Sainsbury plc	175,535	994,117
Tesco plc	688,578	3,618,449
WM Morrison Supermarkets plc	316,428	1,246,949

		5,859,515

Food, Beverage & Tobacco 1.3%
Associated British Foods plc	14,006	624,172
British American Tobacco plc	63,127	3,012,275
Diageo plc	54,674	1,621,421
Imperial Tobacco Group plc	39,411	1,438,191
SABMiller plc	18,864	847,567
Tate & Lyle plc	24,399	303,442
Unilever plc	39,702	1,523,761

		9,370,829

Health Care Equipment & Services 0.1%
Smith & Nephew plc	35,539	511,223

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	16,016	1,199,160

Insurance 0.8%
Amlin plc	27,875	191,410
Aviva plc	244,656	1,789,765
Legal & General Group plc	154,474	545,561
Old Mutual plc	218,816	619,227
Prudential plc	45,630	918,539
Resolution Ltd.	94,774	542,616
RSA Insurance Group plc	275,684	439,601
Standard Life plc	64,222	384,800
Willis Group Holdings plc	5,031	216,635

		5,648,154

Materials 1.5%
Anglo American plc	150,367	3,545,500
Antofagasta plc	17,223	239,457
BHP Billiton plc	82,862	2,439,339
Johnson Matthey plc	13,551	718,293
Kazakhmys plc (c)	38,879	113,453
Mondi plc	22,078	334,095
Rexam plc	53,595	433,656
Rio Tinto plc	61,710	3,282,254
Vedanta Resources plc	12,467	164,801

		11,270,848

Media 0.3%
British Sky Broadcasting Group plc	31,869	458,931
ITV plc	73,591	237,471
Pearson plc	36,661	669,800
Reed Elsevier plc	22,759	331,506
WPP plc	37,384	783,286

		2,480,994

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
AstraZeneca plc	97,918	6,209,382
GlaxoSmithKline plc	260,181	6,687,731

		12,897,113

Real Estate 0.1%
British Land Co., plc	22,299	240,450
Land Securities Group plc	24,265	409,704

		650,154

Retailing 0.6%
Dixons Retail plc *	363,225	260,406
Home Retail Group plc	240,888	708,091
Inchcape plc	41,655	399,186
Kingfisher plc	169,929	1,030,323
Marks & Spencer Group plc	140,923	1,088,995
Next plc	6,762	693,559

		4,180,560

Software & Services 0.0%
The Sage Group plc	46,180	309,674

Telecommunication Services 2.0%
BT Group plc	484,655	3,051,908
Cable & Wireless Communications plc	422,390	370,409
Inmarsat plc	15,321	176,009
Vodafone Group plc	3,012,636	11,163,973

		14,762,299

Transportation 0.1%
FirstGroup plc *	163,270	356,812
International Consolidated Airlines Group S.A. *	41,070	281,130
National Express Group plc	44,295	212,159

		850,101

Utilities 0.9%
Centrica plc	312,979	1,598,399
Drax Group plc	29,787	397,050
National Grid plc	177,256	2,294,506
Pennon Group plc	18,345	207,255
Severn Trent plc	11,785	333,818
SSE plc	63,591	1,364,278

12

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Utilities Group plc	45,017	529,055

		6,724,361

		127,041,238

Total Common Stock
(Cost $582,726,211)		709,094,824

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Bayerische Motoren Werke AG	3,039	243,549
Volkswagen AG	8,197	2,068,669

		2,312,218

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	4,708	509,623

Utilities 0.0%
RWE AG	6,648	206,356

Total Preferred Stock
(Cost $1,845,730)		3,028,197

Rights 0.0% of net assets

Spain 0.0%

Banks 0.0%
Banco Popular Espanol S.A. *	112,771	6,236
Banco Santander S.A. (a)(b)*	939,034	188,793

		195,029

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A. *	18,365	10,453

Total Rights
(Cost $212,534)		205,482

Other Investment Company 0.0% of net assets

United States 0.0%
iShares MSCI EAFE ETF	100	6,361

Total Other Investment Company
(Cost $4,656)		6,361

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 2.8% of net assets

Time Deposits 2.5%
Brown Brothers Harriman
Japanese Yen
0.01%, 02/03/14	122,782	1,202
Pound Sterling
0.08%, 02/03/14	336	552
Wells Fargo
Canadian Dollar
0.23%, 02/03/14	101,351	91,000
Euro
0.02%, 02/03/14	20,793	28,043
US Dollar
0.03%, 02/03/14	18,483,317	18,483,317

		18,604,114

U.S. Treasury Obligations 0.3%
U.S. Treasury Bills
0.04%, 03/20/14 (d)(e)	50,000	49,997
0.05%, 03/20/14 (d)(e)	50,000	49,996
0.06%, 03/20/14 (d)(e)	1,700,000	1,699,875

		1,799,868

Total Short-Term Investments
(Cost $20,403,976)		20,403,982

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.7% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	5,042,882	5,042,882

Total Collateral Invested for Securities on Loan
(Cost $5,042,882)		5,042,882

End of Collateral Invested for Securities on Loan.

At 01/31/14, the tax basis cost of the fund’s investments was $623,058,202 and the unrealized appreciation and depreciation were $122,958,166 and ($13,277,522), respectively, with a net unrealized appreciation of $109,680,644.

At 01/31/14, the values of certain foreign securities held by the fund aggregating $658,647,914 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $188,793 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $4,065,953.
(d)	The rate shown is the purchase yield.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	The rate shown is the 7-day yield.

 13

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

CVA —	Dutch Certificate
ETF —	Exchange traded fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 01/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contract
MSCI EAFE, e-mini, Long, expires 03/21/14	225	20,450,250	(230,046)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

14

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, futures contracts and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$315,304,268	$—	$315,304,268
Austria[1]	—	2,225,644	—	2,225,644
Energy	649,962	—	—	649,962
Canada[1]	42,394,668	—	—	42,394,668

 15

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Denmark[1]	$—	$4,553,899	$—	$4,553,899
Pharmaceuticals, Biotechnology & Life Sciences	1,408,988	—	—	1,408,988
Telecommunication Services	567,033	—	—	567,033
France[1]	—	69,178,330	—	69,178,330
Capital Goods	337,628	12,121,741	—	12,459,369
Germany[1]	—	66,112,470	—	66,112,470
Media	199,582	—	—	199,582
Ireland[1]	—	3,368,606	—	3,368,606
Capital Goods	293,722	—	—	293,722
Food, Beverage & Tobacco	273,777	—	—	273,777
Technology Hardware & Equipment	928,116	—	—	928,116
Singapore[1]	—	3,945,750	—	3,945,750
Technology Hardware & Equipment	566,221	168,005	—	734,226
Sweden[1]	—	16,041,862	—	16,041,862
Automobiles & Components	407,652	—	—	407,652
Switzerland[1]	—	27,153,475	—	27,153,475
Commercial & Professional Supplies	1,528,781	1,143,737	—	2,672,518
Energy	927,301	909,373	—	1,836,674
Food, Beverage & Tobacco	188,000	8,180,084	—	8,368,084
Technology Hardware & Equipment	974,911	—	—	974,911
United Kingdom[1]	—	92,591,250	—	92,591,250
Capital Goods	260,076	5,233,943	—	5,494,019
Energy	247,166	20,579,655	—	20,826,821
Insurance	656,236	4,991,918	—	5,648,154
Media	458,931	2,022,063	—	2,480,994
Preferred Stock
Germany[1]	—	2,821,841	—	2,821,841
Utilities	206,356	—	—	206,356
Rights
Spain
Banks	6,236	—	188,793	195,029
Capital Goods	10,453	—	—	10,453
Other Investment Company[1]	6,361	—	—	6,361
Short-Term Investments[1]	—	20,403,982	—	20,403,982

Total	$53,498,157	$679,051,896	$188,793	$732,738,846

Other Financial Instruments
Collateral Invested for Securities on Loan	$5,042,882	$—	$—	$5,042,882

Liabilities Valuation Input

Other Financial Instruments
Futures Contract[2]	($230,046)	$—	$—	($230,046)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

16

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Preferred Stock
United Kingdom	$5,981	$66	$50	$—	($6,097)	$—	$—	$—
Rights
Spain	185,237	—	(14,826)	195,273	(176,891)	—	—	188,793

Total	$191,218	$66	($14,776)	$195,273	($182,988)	$—	$—	$188,793

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1 and Level 2 for the period ended January 31, 2014. The transfers in the amount of $2,509,846 and $1,840,601 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. There were no transfers in and out of Level 3 securities during the period.

On January 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46848JAN14

 17

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.0%		Common Stock	123,765,238	150,083,650
0.4%		Preferred Stock	437,241	691,226
0.0%		Rights	—	6,887
1.9%		Other Investment Company	3,037,398	2,974,200
2.1%		Short-Term Investments	3,176,429	3,176,429

101.4%		Total Investments	130,416,306	156,932,392
1.9%		Collateral Invested for Securities on Loan	2,927,522	2,927,522
(3	.3)%	Other Assets and Liabilities, Net		(5,054,368)

100.0%		Net Assets		154,805,546

	Number	Value
Security	of Shares	($)

Common Stock 97.0% of net assets

Australia 4.7%

Banks 0.2%
Bank Of Queensland Ltd.	13,249	132,126
Bendigo & Adelaide Bank Ltd.	17,351	176,086

		308,212

Capital Goods 0.3%
Ausdrill Ltd.	36,984	29,097
Boart Longyear Ltd. (a)	362,296	148,944
Bradken Ltd.	17,551	76,753
Cardno Ltd.	7,471	41,852
GWA Group Ltd.	31,561	82,719
Monadelphous Group Ltd. (a)	5,406	75,426

		454,791

Commercial & Professional Supplies 0.3%
ALS Ltd.	16,872	117,819
Programmed Maintenance Services Ltd.	20,680	55,763
Seek Ltd.	5,322	57,770
Skilled Group Ltd.	25,183	62,859
Transfield Services Ltd.	133,373	92,833
Transpacific Industries Group Ltd. *	110,588	107,916

		494,960

Consumer Durables & Apparel 0.0%
G.U.D. Holdings Ltd.	11,046	60,641

Consumer Services 0.2%
Aristocrat Leisure Ltd.	23,191	92,357
Echo Entertainment Group Ltd.	40,007	82,673
Flight Centre Travel Group Ltd.	1,757	72,813

		247,843

Diversified Financials 0.3%
ASX Ltd.	4,936	153,713
Challenger Ltd.	21,791	114,253
IOOF Holdings Ltd.	5,640	43,465
Perpetual Ltd.	2,419	99,558

		410,989

Energy 0.1%
AWE Ltd. *	63,246	71,746
Beach Energy Ltd.	65,771	81,942

		153,688

Food, Beverage & Tobacco 0.3%
Goodman Fielder Ltd.	329,000	195,987
GrainCorp Ltd., Class A	10,274	68,263
Treasury Wine Estates Ltd.	35,030	112,052

		376,302

Health Care Equipment & Services 0.4%
Ansell Ltd.	7,606	127,498
Cochlear Ltd.	1,915	95,885
Primary Health Care Ltd.	28,037	121,789
Ramsay Health Care Ltd.	3,358	128,938
Sigma Pharmaceuticals Ltd.	342,498	178,207

		652,317

Insurance 0.1%
NIB Holdings Ltd.	34,870	77,173

Materials 0.5%
Adelaide Brighton Ltd.	33,167	109,761
Aquarius Platinum Ltd. (a)*	183,559	121,920
DuluxGroup Ltd.	9,163	42,922
Fortescue Metals Group Ltd.	24,128	111,917
Gunns Ltd. (b)(c)*	124,356	—
Iluka Resources Ltd.	17,402	132,851
Kagara Ltd. (b)(c)*	83,968	—
Mount Gibson Iron Ltd.	52,800	48,358
Nufarm Ltd.	25,071	85,216
OZ Minerals Ltd.	51,910	159,217

		812,162

Media 0.1%
Seven West Media Ltd.	36,283	69,481
Southern Cross Media Group Ltd.	35,041	48,105
Ten Network Holdings Ltd. *	266,468	82,927

		200,513

Real Estate 0.6%
Australand Property Group	16,292	55,372
CFS Retail Property Trust Group	79,956	135,614
Charter Hall Retail REIT	9,844	30,820
Commonwealth Property Office Fund	81,726	87,999
Dexus Property Group	220,648	192,441

 1

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Goodman Group	35,884	146,624
GPT Group	59,467	187,921
Investa Office Fund	22,236	60,336
Westfield Retail Trust	37,202	98,287

		995,414

Retailing 0.6%
Automotive Holdings Group Ltd.	19,595	64,249
David Jones Ltd.	81,888	214,191
Harvey Norman Holdings Ltd.	45,978	120,438
JB Hi-Fi Ltd. (a)	7,792	122,657
Myer Holdings Ltd	76,021	168,111
Pacific Brands Ltd.	235,459	125,695
Premier Investments Ltd.	11,630	77,443

		892,784

Software & Services 0.1%
Computershare Ltd.	22,436	219,197

Transportation 0.3%
Aurizon Holdings Ltd.	50,000	215,020
Transurban Group	31,224	188,659
Virgin Australia International Holdings (b)(c)	176,214	—

		403,679

Utilities 0.3%
APA Group	31,323	164,117
DUET Group	94,122	171,677
SP AusNet	106,947	116,311

		452,105

		7,212,770

Austria 0.7%

Banks 0.1%
Raiffeisen Bank International AG	6,477	248,355

Capital Goods 0.1%
Zumtobel AG	5,271	115,341

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	317	33,096

Insurance 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,798	132,747

Materials 0.1%
Lenzing AG	792	47,913
RHI AG	1,810	59,291

		107,204

Real Estate 0.2%
IMMOFINANZ AG *	54,550	257,291

Transportation 0.1%
Oesterreichische Post AG	3,840	176,972

Utilities 0.0%
Verbund AG	3,091	65,115

		1,136,121

Belgium 1.2%

Capital Goods 0.1%
Compagnie d’Enterprises CFE	1,054	92,257

Diversified Financials 0.3%
Ackermans & van Haaren N.V.	724	78,195
Gimv N.V.	1,261	62,688
Groupe Bruxelles Lambert S.A.	2,194	197,938
Sofina S.A.	564	65,098

		403,919

Materials 0.2%
Nyrstar (a)*	38,881	149,256
Tessenderlo Chemie N.V.	6,230	162,090

		311,346

Media 0.1%
Telenet Group Holding N.V.	3,257	193,499

Real Estate 0.1%
Befimmo S.C.A.	735	50,040
Cofinimmo	749	87,112

		137,152

Retailing 0.1%
S.A. D’Ieteren N.V.	4,440	212,755

Technology Hardware & Equipment 0.1%
Barco N.V.	1,183	89,605
EVS Broadcast Equipment S.A.	795	47,613

		137,218

Telecommunication Services 0.1%
Mobistar S.A.	11,986	226,377

Utilities 0.1%
Elia System Operator S.A./N.V.	2,999	138,058

		1,852,581

Canada 8.0%

Automobiles & Components 0.2%
Linamar Corp.	4,109	157,830
Martinrea International, Inc.	9,281	77,581

		235,411

Banks 0.2%
Canadian Western Bank	2,172	71,045
Genworth MI Canada, Inc.	4,132	123,580
Home Capital Group, Inc.	1,060	73,455
Laurentian Bank of Canada	1,783	73,209

		341,289

Capital Goods 0.6%
Aecon Group, Inc.	5,675	78,877
Bird Construction, Inc.	4,047	47,674
CAE, Inc.	13,811	174,970
MacDonald, Dettwiler & Associates Ltd.	1,800	127,871
Russel Metals, Inc.	8,203	211,308
Toromont Industries Ltd.	6,687	154,484
Wajax Corp.	2,633	85,131
WSP Global, Inc.	1,665	49,886

		930,201

Commercial & Professional Supplies 0.4%
Newalta Corp.	4,803	71,544
Progressive Waste Solutions Ltd.	7,622	175,195
Ritchie Bros. Auctioneers, Inc.	3,865	88,838
Stantec, Inc.	1,759	107,048

2

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Transcontinental, Inc., Class A	12,283	154,730

		597,355

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	4,017	146,001
Gildan Activewear, Inc.	3,302	176,047
Lululemon Athletica, Inc. *	603	27,551

		349,599

Consumer Services 0.0%
EnerCare, Inc.	5,845	51,431

Diversified Financials 0.3%
AGF Management Ltd., Class B	12,137	124,231
CI Financial Corp.	7,875	245,919
Dundee Corp., Class A *	3,902	64,254
GMP Capital, Inc.	9,038	58,995

		493,399

Energy 2.0%
Advantage Oil & Gas Ltd. *	33,202	135,044
AltaGas Ltd.	4,811	178,919
Calfrac Well Services Ltd.	1,450	38,823
Enerflex Ltd.	6,073	84,518
Ensign Energy Services, Inc.	10,589	156,399
Freehold Royalties Ltd.	2,519	50,527
Gibson Energy, Inc.	6,725	163,513
Gran Tierra Energy, Inc. *	5,532	41,772
Keyera Corp.	3,091	183,170
Lightstream Resources Ltd.	27,709	154,499
Mullen Group Ltd.	6,960	168,727
Nuvista Energy Ltd. *	6,297	46,588
Pacific Rubiales Energy Corp.	10,026	152,404
Parkland Fuel Corp.	6,761	109,147
Pason Systems, Inc.	1,784	40,285
Pembina Pipeline Corp.	7,397	253,905
Peyto Exploration & Development Corp.	3,556	104,214
Precision Drilling Corp.	27,016	241,840
Savanna Energy Services Corp.	6,473	45,798
ShawCor Ltd.	3,643	133,029
Trican Well Service Ltd.	10,401	119,069
Trinidad Drilling Ltd.	13,908	115,510
Veresen, Inc.	14,051	188,230
Vermilion Energy, Inc.	4,108	226,175

		3,132,105

Food & Staples Retailing 0.2%
Liquor Stores N.A. Ltd.	3,316	42,695
The Jean Coutu Group (PJC), Inc., Class A	6,983	120,882
The North West Co., Inc.	5,004	114,210

		277,787

Food, Beverage & Tobacco 0.2%
Cott Corp.	10,495	82,547
Maple Leaf Foods, Inc.	11,110	157,111

		239,658

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	3,755	149,458

Materials 1.5%
Agnico-Eagle Mines Ltd.	5,577	173,557
Canfor Corp. *	4,085	105,155
CCL Industries, Inc., Class B	1,266	91,334
Centerra Gold, Inc.	20,763	80,349
Chemtrade Logistics Income Fund (a)	4,210	78,020
Dominion Diamond Corp. *	5,155	75,074
Eldorado Gold Corp.	13,858	88,094
Franco-Nevada Corp.	1,021	49,549
HudBay Minerals, Inc.	17,182	136,376
IAMGOLD Corp.	34,043	125,015
Lundin Mining Corp. *	37,084	162,154
Major Drilling Group International, Inc.	8,404	60,969
Methanex Corp.	5,499	328,878
New Gold, Inc. *	7,004	40,185
PAN American Silver Corp.	7,043	88,658
Sherritt International Corp.	59,058	182,410
Silver Wheaton Corp.	2,851	61,922
Thompson Creek Metals Co., Inc. (a)*	28,887	73,920
West Fraser Timber Co., Ltd.	4,738	243,292

		2,244,911

Media 0.5%
Aimia, Inc.	10,817	187,640
Cineplex, Inc.	3,609	131,172
Cogeco Cable, Inc.	1,589	72,577
Corus Entertainment, Inc., Class B	5,421	120,369
Quebecor, Inc., Class B	10,605	225,859

		737,617

Real Estate 0.4%
Boardwalk Real Estate Investment Trust	954	50,109
Brookfield Office Properties, Inc.	9,982	186,600
Calloway Real Estate Investment Trust	2,246	50,113
Canadian Real Estate Investment Trust (a)	1,311	50,050
First Capital Realty, Inc.	2,330	36,590
Granite Real Estate Investment Trust	2,403	82,398
H&R REIT	3,516	66,768
RioCan REIT (a)	4,821	107,263

		629,891

Retailing 0.2%
Dollarama, Inc.	1,544	116,450
Reitmans (Canada) Ltd., Class A	15,562	77,687
Sears Canada, Inc.	11,568	135,025

		329,162

Software & Services 0.2%
Davis & Henderson Corp.	4,620	116,065
Open Text Corp.	1,303	129,113

		245,178

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	4,812	127,974

Transportation 0.1%
TransForce, Inc.	7,344	157,332
Westshore Terminals Investment Corp.	1,851	58,866

		216,198

 3

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.6%
Atco Ltd., Class I	5,654	253,117
Capital Power Corp.	7,975	163,188
Emera, Inc.	7,441	209,584
Just Energy Group, Inc. (a)	19,139	134,209
Northland Power, Inc.	3,077	45,005
Superior Plus Corp.	18,087	198,774

		1,003,877

		12,332,501

Denmark 1.5%

Banks 0.2%
Jyske Bank A/S - Reg’d *	3,731	191,331
Sydbank A/S *	6,341	161,576

		352,907

Capital Goods 0.2%
NKT Holding A/S	2,900	168,721
Rockwool International A/S, B Shares	688	124,740
Solar A/S, B Shares	1,349	87,293

		380,754

Consumer Durables & Apparel 0.1%
Pandora A/S	1,962	112,567

Food, Beverage & Tobacco 0.1%
A/S Schouw & Co.	1,389	61,044
Royal UNIBREW	490	61,910

		122,954

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	2,301	172,852
GN Store Nord A/S	4,580	108,767
William Demant Holding A/S *	651	59,909

		341,528

Insurance 0.1%
Topdanmark A/S *	3,428	90,670
Tryg A/S	1,259	120,227

		210,897

Materials 0.0%
Christian Hansen Holding A/S	1,678	64,886

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
H. Lundbeck A/S	6,310	156,473
Novozymes A/S, B Shares	5,231	226,047

		382,520

Software & Services 0.1%
SimCorp A/S	2,409	88,320

Transportation 0.2%
D/S Norden A/S	5,760	269,145

		2,326,478

Finland 2.0%

Automobiles & Components 0.2%
Nokian Renkaat Oyj	5,383	226,478

Capital Goods 0.5%
Cargotec Oyj, B Shares	3,615	128,266
Cramo Oyj	3,550	70,357
Konecranes Oyj	4,349	153,002
Outotec Oyj (a)	10,045	102,311
Ramirent Oyj	6,494	76,878
Uponor Oyj	6,265	100,240
YIT Oyj	15,192	190,792

		821,846

Consumer Durables & Apparel 0.1%
Amer Sports Oyj	9,030	186,358

Diversified Financials 0.1%
Pohjola Bank plc, A Shares	8,380	164,120

Materials 0.8%
Huhtamaki Oyj	9,847	244,236
Kemira Oyj	11,246	156,506
Metsa Board Oyj, B Shares	29,860	118,674
Outokumpu Oyj (a)*	350,449	203,935
Rautaruukki Oyj	35,381	418,478
Tikkurila Oyj	2,468	61,865

		1,203,694

Media 0.1%
Sanoma Oyj	23,537	185,557

Real Estate 0.0%
Sponda Oyj	10,033	48,511

Retailing 0.1%
Stockmann Oyj Abp, B Shares	5,842	88,585

Software & Services 0.1%
Tieto Oyj	9,435	207,157

		3,132,306

France 4.7%

Automobiles & Components 0.2%
Faurecia *	7,671	302,019
Plastic Omnium S.A.	3,637	94,012

		396,031

Banks 0.1%
Natixis	31,300	183,610

Capital Goods 0.4%
Areva S.A. *	5,323	144,527
Mersen	3,204	100,046
Saft Groupe S.A.	2,752	96,327
Zodiac Aerospace	1,554	274,149

		615,049

Commercial & Professional Supplies 0.6%
Bureau Veritas S.A.	5,684	147,653
Derichebourg S.A. *	20,102	69,207
Edenred	5,990	167,146
Societe BIC S.A.	1,753	201,727
Teleperformance	5,192	303,567

		889,300

Consumer Durables & Apparel 0.2%
Nexity S.A.	4,648	185,614
SEB S.A.	2,196	172,012

		357,626

Consumer Services 0.1%
Club Mediterranee S.A. *	4,203	98,407

4

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.1%
Eurazeo S.A.	3,252	232,400

Energy 0.1%
Bourbon S.A.	4,117	113,448
Etablissements Maurel et Prom	4,601	74,295

		187,743

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	780	58,159
Vilmorin & Cie	446	58,437

		116,596

Health Care Equipment & Services 0.1%
bioMerieux	928	97,599
Orpea	1,246	68,268

		165,867

Insurance 0.1%
Euler Hermes S.A.	999	122,609

Materials 0.3%
Eramet	1,805	172,062
Imerys S.A.	2,964	241,007

		413,069

Media 0.7%
Havas S.A.	13,511	105,901
Ipsos	2,176	93,275
JC Decaux S.A.	3,506	149,512
Metropole Television S.A.	9,425	204,464
Societe Television Francaise 1	15,178	280,447
Technicolor - Reg’d *	38,266	189,528

		1,023,127

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Ipsen S.A.	1,748	73,329

Real Estate 0.5%
Fonciere des Regions	2,511	205,774
Gecina S.A.	931	113,421
ICADE	2,936	257,497
Klepierre	4,357	188,833
Mercialys	2,220	45,481

		811,006

Software & Services 0.3%
Alten	1,906	85,826
Altran Technologies S.A. *	9,788	89,415
Dassault Systemes S.A.	1,154	136,823
UbiSoft Entertainment S.A. *	12,683	177,045

		489,109

Technology Hardware & Equipment 0.3%
Ingenico (a)	1,132	97,130
Neopost S.A. (a)	3,585	303,754

		400,884

Telecommunication Services 0.1%
Iliad S.A.	521	119,314

Transportation 0.4%
Aeroports de Paris	2,217	250,134
Bollore	281	151,465
Groupe Eurotunnel S.A. - Reg’d	17,665	194,763

		596,362

		7,291,438

Germany 3.4%

Automobiles & Components 0.2%
ElringKlinger AG	1,603	59,129
Grammer AG	1,047	49,322
Leoni AG	3,342	258,760

		367,211

Banks 0.1%
Aareal Bank AG *	2,911	107,047

Capital Goods 0.8%
Bauer AG	2,154	55,079
BayWa AG	2,541	132,405
Deutz AG *	10,888	108,051
DMG MORI SEIKI AG	3,731	120,044
Duerr AG	889	74,650
Heidelberger Druckmaschinen AG *	54,052	221,749
Indus Holding AG	2,849	112,920
Krones AG	995	79,431
Nordex SE *	5,171	68,533
Pfeiffer Vacuum Technology AG	525	62,295
SGL Carbon SE	2,087	77,790
Vossloh AG	492	46,736

		1,159,683

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	1,223	54,346
Hugo Boss AG	691	87,297
Puma SE	286	81,189

		222,832

Food, Beverage & Tobacco 0.1%
Suedzucker AG	6,648	165,679

Health Care Equipment & Services 0.2%
Draegerwerk AG & Co. KGaA	169	17,127
Rhoen-klinikum AG	9,464	279,087

		296,214

Insurance 0.0%
Talanx AG *	1,321	42,279

Materials 0.4%
Fuchs Petrolub AG	733	56,749
Symrise AG	5,386	245,255
Wacker Chemie AG	2,279	270,259

		572,263

Media 0.2%
Axel Springer SE	3,130	199,883
ProSiebenSat.1 Media AG - Reg’d	3,997	179,052

		378,935

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	1,879	126,315
Stada Arzneimittel AG	4,062	193,318

		319,633

Real Estate 0.1%
Deutsche Euroshop AG	1,270	53,603
Gagfah S.A. *	4,875	70,075
GSW Immobilien AG	847	33,881

		157,559

 5

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.1%
Fielmann AG	706	78,793

Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE *	5,923	90,251
Kontron AG	9,878	68,339
SMA Solar Technology AG	1,652	69,052

		227,642

Software & Services 0.3%
Bechtle AG	1,841	135,694
Software AG	4,347	161,259
United Internet AG - Reg’d	3,785	165,315

		462,268

Technology Hardware & Equipment 0.2%
Jenoptik AG	3,876	65,002
Wincor Nixdorf AG	3,662	260,141

		325,143

Telecommunication Services 0.1%
Telefonica Deutschland Holding AG	18,566	147,912

Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	2,392	176,510
Hamburger Hafen und Logistik AG	2,861	71,500

		248,010

		5,279,103

Greece 0.0%

Banks 0.0%
TT Hellenic Postbank S.A. (b)(c)*	24,275	—

Hong Kong 2.6%

Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	44,000	35,649

Banks 0.2%
Bank of East Asia Ltd.	43,600	165,667
Wing Hang Bank Ltd.	5,500	78,683

		244,350

Capital Goods 0.1%
Johnson Electric Holdings Ltd.	105,000	93,577
NWS Holdings Ltd.	71,000	102,956
Singamas Container Holdings Ltd.	152,000	34,380

		230,913

Consumer Durables & Apparel 0.1%
Techtronic Industries Co., Ltd.	56,000	143,844

Consumer Services 0.4%
Cafe De Coral Holdings Ltd.	18,000	55,165
Galaxy Entertainment Group Ltd. *	8,000	78,197
Sands China Ltd.	24,000	184,302
SJM Holdings Ltd.	53,000	164,276
Wynn Macau Ltd.	28,400	120,621

		602,561

Diversified Financials 0.1%
First Pacific Co., Ltd.	134,000	132,044
Guoco Group Ltd.	5,000	60,473

		192,517

Food & Staples Retailing 0.0%
Dairy Farm International Holdings Ltd.	5,400	50,220

Media 0.1%
Television Broadcasts Ltd.	13,100	81,981

Real Estate 0.9%
Great Eagle Holdings Ltd.	18,000	58,814
Hang Lung Group Ltd.	27,000	123,498
Hang Lung Properties Ltd.	50,000	139,168
Henderson Land Development Co., Ltd.	21,400	115,117
Hongkong Land Holdings Ltd.	34,000	204,661
Hysan Development Co., Ltd.	12,000	47,309
Kerry Properties Ltd.	34,500	110,652
New World Development Co., Ltd.	157,000	196,340
Sino Land Co., Ltd.	112,000	148,660
Swire Properties Ltd.	20,600	53,071
Wheelock & Co., Ltd.	31,000	126,128

		1,323,418

Retailing 0.1%
Chow Sang Sang Holdings International Ltd.	31,000	83,250
Luk Fook Holdings International Ltd.	19,000	61,080

		144,330

Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	13,000	157,230

Telecommunication Services 0.0%
Hutchison Telecommunications Hong Kong Holdings Ltd.	124,000	45,494

Transportation 0.5%
Cathay Pacific Airways Ltd.	113,000	235,084
MTR Corp., Ltd.	43,500	154,128
Orient Overseas International Ltd.	43,000	179,380
Pacific Basin Shipping Ltd.	279,000	171,957

		740,549

		3,993,056

Ireland 0.7%

Capital Goods 0.3%
Grafton Group plc	26,170	255,759
Kingspan Group plc	10,115	193,240

		448,999

Consumer Services 0.1%
Paddy Power plc	1,083	85,408

Food, Beverage & Tobacco 0.1%
C&C Group plc	23,458	132,879
Glanbia plc	6,353	92,366

		225,245

6

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.1%
UDG Healthcare plc	27,048	158,204

Insurance 0.0%
FBD Holdings plc	2,793	67,051

Materials 0.1%
James Hardie Industries plc CDI	10,415	117,717

Transportation 0.0%
Aer Lingus Group plc	18,107	35,166

		1,137,790

Israel 1.2%

Banks 0.3%
Bank Hapoalim B.M.	44,966	233,497
Israel Discount Bank Ltd., Class A *	54,692	93,792
Mizrahi Tefahot Bank Ltd.	6,357	77,421

		404,710

Capital Goods 0.1%
Discount Investment Corp. - Reg’d *	16,340	120,317
Elbit Systems Ltd.	2,010	113,108

		233,425

Energy 0.2%
Delek Group Ltd.	317	113,100
Oil Refineries Ltd. *	229,041	65,537
Paz Oil Co., Ltd.	701	103,960

		282,597

Food & Staples Retailing 0.0%
Shufersal Ltd.	14,753	55,838

Materials 0.1%
The Israel Corp., Ltd. *	366	183,995

Software & Services 0.2%
Check Point Software Technologies Ltd. *	4,036	264,075
NICE Systems Ltd.	1,656	64,941

		329,016

Telecommunication Services 0.3%
Cellcom Israel Ltd.	19,084	237,085
Partner Communications Co., Ltd. *	21,290	182,371

		419,456

		1,909,037

Italy 2.8%

Automobiles & Components 0.1%
Piaggio & C. S.p.A.	24,051	73,633

Banks 0.3%
Banca Carige S.p.A. (a)*	213,844	114,267
Banca Piccolo Credito Valtellinese Scarl *	100,934	162,966
Banca Popolare Di Sondrio Scarl	26,191	145,806

		423,039

Capital Goods 0.2%
Astaldi S.p.A.	6,160	58,574
C.I.R. S.p.A. - Compagnie Industriali Riunite *	98,461	141,966
Danieli S.p.A. - Officine Meccaniche Danieli & C.	824	27,423
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	2,158	48,790
Impregilo S.p.A.	16,696	98,984

		375,737

Consumer Durables & Apparel 0.4%
De’Longhi S.p.A.	2,621	43,033
Geox S.p.A.	16,956	68,445
Indesit Co., S.p.A.	7,477	101,875
Luxottica Group S.p.A.	4,561	241,698
Prada S.p.A.	7,000	51,309
Safilo Group S.p.A. *	3,444	79,788
Tod’s S.p.A.	397	54,174

		640,322

Consumer Services 0.2%
Autogrill S.p.A. *	12,289	112,516
GTECH S.p.A.	5,451	165,917

		278,433

Diversified Financials 0.1%
Azimut Holding S.p.A.	2,905	83,966

Energy 0.2%
ERG S.p.A.	15,636	214,863
Saras S.p.A. *	131,910	159,913

		374,776

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	10,903	86,858
Parmalat S.p.A.	38,790	128,979

		215,837

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	19,495	56,978

Insurance 0.3%
Mediolanum S.p.A.	7,671	65,906
Societa Cattolica di Assicurazioni S.c.r.l.	3,656	92,047
Unipol Gruppo Finanziario S.p.A.	33,045	188,532
UnipolSai S.p.A. *	28,714	86,162

		432,647

Materials 0.2%
Buzzi Unicem S.p.A.	12,188	222,080

Media 0.0%
RCS MediaGroup S.p.A. (a)*	24,897	51,082

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	6,614	103,284

Real Estate 0.0%
Beni Stabili S.p.A.	85,847	63,525

Transportation 0.2%
Alitalia S.p.A. (b)(c)*	14,782	—
Ansaldo STS S.p.A.	6,370	70,897
Autostrada Torino-Milano S.p.A.	6,712	100,704
Societa Iniziative Autostradali e Servizi S.p.A.	8,194	81,779

		253,380

 7

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.4%
ACEA S.p.A.	10,836	119,099
Enel Green Power S.p.A.	62,560	157,673
Hera S.p.A.	83,137	191,694
Iren S.p.A.	101,306	143,204

		611,670

		4,260,389

Japan 36.3%

Automobiles & Components 2.9%
Aisan Industry Co., Ltd.	5,400	49,998
Akebono Brake Industry Co., Ltd.	10,300	47,986
Calsonic Kansei Corp.	37,000	183,949
EXEDY Corp.	4,700	147,617
F.C.C. Co., Ltd.	4,500	86,259
Futaba Industrial Co., Ltd. *	24,500	93,067
Imasen Electric Industrial	2,399	33,269
Keihin Corp.	9,700	143,859
Koito Manufacturing Co., Ltd.	11,000	223,819
KYB Co., Ltd.	20,000	98,377
Mitsuba Corp.	2,500	41,641
Mitsubishi Motors Corp. *	15,900	170,235
Musashi Seimitsu Industry Co., Ltd.	4,000	78,151
NGK Spark Plug Co., Ltd.	12,000	276,834
Nifco, Inc.	5,300	137,884
Nippon Seiki Co., Ltd.	6,000	112,534
Nissan Shatai Co., Ltd.	15,000	189,751
Nissin Kogyo Co., Ltd.	5,800	117,947
NOK Corp.	13,500	217,492
Press Kogyo Co., Ltd.	14,000	59,439
Riken Corp.	13,000	60,792
Sanden Corp.	17,000	80,874
Showa Corp.	7,600	100,370
Sumitomo Rubber Industries Ltd.	16,200	223,601
T RAD Co., Ltd.	16,000	42,918
Tachi-S Co., Ltd.	6,700	91,105
Takata Corp.	5,800	172,211
The Yokohama Rubber Co., Ltd.	19,000	169,195
Tokai Rika Co., Ltd.	8,300	152,343
Tokai Rubber Industries Ltd.	9,400	97,516
Toyo Tire & Rubber Co., Ltd.	21,000	118,137
Toyoda Gosei Co., Ltd.	9,400	197,689
Toyota Boshoku Corp.	15,600	177,652
TS Tech Co., Ltd.	4,500	165,952
Unipres Corp.	7,200	129,320
Yorozu Corp.	3,400	62,272

		4,552,055

Banks 1.6%
Aozora Bank Ltd.	15,000	42,748
Fukuoka Financial Group, Inc.	45,000	187,498
Hokuhoku Financial Group, Inc.	91,000	172,423
Seven Bank Ltd.	23,500	89,572
Shinsei Bank Ltd.	73,000	147,571
Suruga Bank Ltd.	6,000	101,329
The 77 Bank Ltd.	15,000	68,577
The Awa Bank Ltd.	10,000	48,382
The Bank of Kyoto Ltd.	10,000	79,656
The Chugoku Bank Ltd.	8,400	103,398
The Daishi Bank Ltd.	15,000	53,689
The Gunma Bank Ltd.	20,000	105,839
The Hachijuni Bank Ltd.	20,000	110,438
The Hiroshima Bank Ltd.	20,000	80,770
The Hyakugo Bank Ltd.	12,000	48,364
The Iyo Bank Ltd.	9,700	90,678
The Joyo Bank Ltd.	21,000	99,402
The Juroku Bank Ltd.	16,000	55,570
The Kagoshima Bank Ltd.	8,000	47,897
The Keiyo Bank Ltd.	13,000	56,342
The Kiyo Bank Ltd. *	3,500	46,041
The Musashino Bank Ltd.	1,600	51,357
The Nishi-Nippon City Bank Ltd.	33,000	83,195
The Ogaki Kyoritsu Bank Ltd.	23,000	64,147
The San-in Godo Bank Ltd.	10,000	69,347
The Shiga Bank Ltd.	7,000	34,188
The Shizuoka Bank Ltd.	18,000	178,778
Yamaguchi Financial Group, Inc.	12,000	109,326

		2,426,522

Capital Goods 7.2%
Aica Kogyo Co., Ltd.	4,400	80,957
Amada Co., Ltd.	29,000	234,634
Asahi Diamond Industrial Co., Ltd.	4,900	52,075
Central Glass Co., Ltd.	39,000	122,639
Chiyoda Corp.	10,000	153,725
CKD Corp.	6,800	68,885
COMSYS Holdings Corp.	17,200	249,471
Daifuku Co., Ltd.	11,000	130,211
Daihen Corp.	14,000	61,907
DMG Mori Seiki Co., Ltd.	7,600	132,785
Ebara Corp.	40,000	255,845
Fuji Electric Co., Ltd.	49,000	212,276
Fuji Machine Manufacturing Co., Ltd.	9,138	80,708
Fujitec Co., Ltd.	6,000	73,786
Furukawa Co., Ltd.	29,000	57,505
Futaba Corp.	5,500	68,239
Glory Ltd.	6,400	158,623
GS Yuasa Corp.	29,000	150,595
Hino Motors Ltd.	16,000	232,830
Hitachi Construction Machinery Co., Ltd.	10,700	204,397
Hitachi Koki Co., Ltd.	7,100	50,181
Hitachi Zosen Corp.	15,100	108,553
Hoshizaki Electric Co., Ltd.	3,800	135,144
Inaba Denki Sangyo Co., Ltd.	3,700	117,462
Inabata & Co., Ltd.	13,100	145,528
Iseki & Co., Ltd.	14,000	38,963
Iwatani Corp.	38,000	218,879
Kamei Corp.	12,600	94,291
Kandenko Co., Ltd.	25,000	127,403
Kanematsu Corp.	91,000	156,594
Keihan Electric Railway Co., Ltd.	32,000	120,998
Kinden Corp.	25,000	243,808
Kitz Corp.	14,900	69,485
Komori Corp.	6,500	101,357
Kurita Water Industries Ltd.	10,200	217,350
Kuroda Electric Co., Ltd.	7,300	111,726
Kyowa Exeo Corp.	15,200	198,492
Mabuchi Motor Co., Ltd.	1,800	103,340
Maeda Corp.	19,000	127,285

8

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Maeda Road Construction Co., Ltd.	9,000	146,999
Makino Milling Machine Co., Ltd.	9,000	74,357
Meidensha Corp.	16,000	64,083
Minebea Co., Ltd.	43,000	323,616
Mirait Holdings Corp.	14,100	123,507
Misumi Group, Inc.	5,100	146,216
Miura Co., Ltd.	2,900	75,200
Nabtesco Corp.	5,400	119,712
Nachi-Fujikoshi Corp.	15,000	94,707
NGK Insulators Ltd.	18,000	303,515
Nichias Corp.	13,000	90,779
Nippo Corp.	8,000	124,588
Nippon Densetsu Kogyo Co., Ltd.	5,000	64,162
Nishimatsu Construction Co., Ltd.	57,000	196,502
Nisshinbo Holdings, Inc.	20,000	173,972
Nitta Corp.	2,400	54,161
Nitto Boseki Co., Ltd.	13,000	56,446
Nitto Kogyo Corp.	3,100	53,644
Noritake Co., Ltd.	19,000	46,571
Noritz Corp.	4,300	89,968
NTN Corp. *	67,000	286,881
Oiles Corp.	2,600	60,569
Okuma Corp.	10,000	95,923
Okumura Corp.	20,000	88,624
OSG Corp.	5,200	96,260
Penta-Ocean Construction Co., Ltd.	34,000	122,199
Ryobi Ltd.	26,000	105,720
Sanki Engineering Co., Ltd.	8,000	49,008
Sankyo Tateyama, Inc.	3,700	86,393
Sanwa Holdings Corp.	20,000	139,391
ShinMaywa Industries Ltd.	11,000	94,611
Sintokogio Ltd.	6,700	50,943
Star Micronics Co., Ltd.	5,500	63,554
Tadano Ltd.	5,000	70,238
Taikisha Ltd.	3,200	69,343
Takara Standard Co., Ltd.	11,000	78,651
Takasago Thermal Engineering Co., Ltd.	9,600	86,104
The Japan Steel Works Ltd.	29,000	143,256
The Nippon Road Co., Ltd.	11,000	58,327
The Nippon Signal Co., Ltd.	7,000	61,511
THK Co., Ltd.	8,700	188,585
TOA Corp. *	32,000	68,914
Toda Corp.	40,000	133,073
TOKAI Holdings Corp.	16,500	53,537
Toshiba Machine Co., Ltd.	13,000	70,194
Toshiba Plant Systems & Services Corp.	4,000	59,192
Totetsu Kogyo Co., Ltd.	1,900	38,259
TOTO Ltd.	20,000	316,342
Toyo Engineering Corp.	17,000	74,063
Trusco Nakayama Corp.	4,700	108,207
Tsubakimoto Chain Co.	13,000	102,648
Ushio, Inc.	11,300	134,164
Yamazen Corp.	11,400	66,488
Yuasa Trading Co., Ltd.	30,000	62,579

		11,075,388

Commercial & Professional Supplies 0.8%
Aeon Delight Co., Ltd.	2,000	40,312
Duskin Co., Ltd.	7,800	149,063
Kokuyo Co., Ltd.	19,700	137,393
Kyodo Printing Co., Ltd.	16,000	44,310
Matsuda Sangyo Co., Ltd.	3,796	49,202
Meitec Corp.	2,700	71,984
Moshi Moshi Hotline, Inc.	4,600	48,140
Nissha Printing Co., Ltd. (a)*	4,800	68,862
Okamura Corp.	10,000	83,086
Park24 Co., Ltd.	4,300	88,488
Sato Holdings Corp.	2,700	59,684
Sohgo Security Services Co., Ltd.	9,400	175,935
Temp Holdings Co., Ltd.	2,600	77,764
Toppan Forms Co., Ltd.	10,000	86,700

		1,180,923

Consumer Durables & Apparel 1.8%
Alpine Electronics, Inc.	8,800	123,209
Asics Corp.	9,100	157,173
Casio Computer Co., Ltd.	25,400	274,446
Foster Electric Co., Ltd.	3,700	59,568
Funai Electric Co., Ltd.	10,300	126,090
Gunze Ltd.	38,000	98,787
Haseko Corp. *	21,800	162,270
JVC KENWOOD Corp.	55,960	105,483
Kurabo Industries Ltd.	33,000	59,480
Onward Holdings Co., Ltd.	19,000	137,138
PanaHome Corp.	13,000	90,157
Pioneer Corp. (a)*	83,500	178,572
Rinnai Corp.	1,900	147,829
Sangetsu Co., Ltd.	3,800	93,145
Sankyo Co., Ltd.	5,100	241,245
Sanyo Shokai Ltd.	20,000	53,605
Sumitomo Forestry Co., Ltd.	19,400	209,079
Tamron Co., Ltd.	2,000	47,964
Token Corp.	1,360	62,936
Tomy Co., Ltd.	15,600	70,534
TSI Holdings Co., Ltd.	9,900	58,696
Unitika Ltd. *	92,000	57,797
Wacoal Holdings Corp.	11,000	113,478

		2,728,681

Consumer Services 0.7%
Accordia Golf Co., Ltd.	7,500	98,052
Doutor Nichires Holdings Co., Ltd.	4,600	78,944
H.I.S. Co., Ltd.	2,300	125,204
McDonald’s Holdings Co., Ltd. (a)	7,133	187,018
MOS Food Services, Inc.	2,700	56,278
Plenus Co., Ltd.	3,600	83,810
Resorttrust, Inc.	3,700	63,511
Round One Corp.	10,600	98,141
Royal Holdings Co., Ltd.	2,900	41,906
Saizeriya Co., Ltd.	5,100	59,918
Tokyo Dome Corp.	7,000	41,367
Yoshinoya Holdings Co., Ltd.	7,900	112,769
Zensho Holdings Co., Ltd.	6,200	69,525

		1,116,443

Diversified Financials 0.7%
Acom Co., Ltd. *	32,800	96,479
AEON Financial Service Co., Ltd.	4,200	97,401
Aiful Corp. *	27,600	103,569
Century Tokyo Leasing Corp.	1,400	40,776
Daiwa Securities Group, Inc.	27,000	250,409

 9

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hitachi Capital Corp.	2,800	69,696
Jaccs Co., Ltd.	15,000	66,589
Mitsubishi UFJ Lease & Finance Co., Ltd.	18,600	97,170
Orient Corp. *	42,600	95,095
SBI Holdings, Inc.	10,900	149,240

		1,066,424

Energy 0.1%
Japan Petroleum Exploration Co.	3,200	118,583
Shinko Plantech Co., Ltd.	7,100	52,866

		171,449

Food & Staples Retailing 1.2%
Ain Pharmaciez, Inc.	900	44,405
Arcs Co., Ltd.	7,300	136,286
Cawachi Ltd.	5,400	102,423
cocokara fine, Inc.	3,700	91,229
Cosmos Pharmaceutical Corp.	400	50,041
FamilyMart Co., Ltd.	4,200	189,343
Heiwado Co., Ltd.	7,600	104,884
Kato Sangyo Co., Ltd.	7,500	135,525
Matsumotokiyoshi Holdings Co., Ltd.	6,400	227,780
Mitsubishi Shokuhin Co., Ltd.	2,300	54,494
San-A Co., Ltd.	2,200	62,237
Sugi Holdings Co., Ltd.	3,500	139,629
Sundrug Co., Ltd.	2,700	113,188
Tsuruha Holdings, Inc.	1,700	159,061
Valor Co., Ltd.	9,300	123,459
Welcia Holdings Co., Ltd.	1,000	57,702
Yokohama Reito Co., Ltd.	7,500	58,484

		1,850,170

Food, Beverage & Tobacco 2.4%
Calbee, Inc.	3,800	87,676
Coca-Cola Central Japan Co., Ltd.	9,200	226,072
DyDo Drinco, Inc.	1,700	68,130
Ezaki Glico Co., Ltd.	10,000	133,597
Fuji Oil Co., Ltd.	7,400	109,217
Hokuto Corp.	2,800	51,525
House Foods Corp.	9,400	140,735
Ito En Ltd.	6,600	142,149
Itoham Foods, Inc.	35,000	156,686
J-Oil Mills, Inc.	20,000	55,463
Kagome Co., Ltd.	7,400	122,407
Kewpie Corp.	16,000	227,782
Kikkoman Corp.	14,000	248,601
Marudai Food Co., Ltd.	35,000	105,237
Maruha Nichiro Holdings, Inc.	68,000	112,177
Megmilk Snow Brand Co., Ltd.	11,300	140,604
Mitsui Sugar Co., Ltd.	14,000	59,636
Morinaga & Co., Ltd.	27,000	57,883
Morinaga Milk Industry Co., Ltd.	66,000	193,930
Nichirei Corp.	40,000	181,251
Nippon Flour Mills Co., Ltd.	25,000	124,542
Nippon Suisan Kaisha Ltd. *	54,000	110,437
Nissin Food Holdings Co., Ltd.	5,900	255,404
Prima Meat Packers Ltd.	27,000	49,091
Sapporo Holdings Ltd.	39,000	147,411
Takara Holdings, Inc.	12,000	96,779
The Nisshin Oillio Group Ltd.	26,000	85,637
Warabeya Nichiyo Co., Ltd.	4,000	79,654
Yakult Honsha Co., Ltd.	4,000	195,223

		3,764,936

Health Care Equipment & Services 0.5%
Miraca Holdings, Inc.	3,900	184,299
Nichii Gakkan Co.	7,800	66,319
Nihon Kohden Corp.	2,700	105,259
Nipro Corp.	9,400	81,721
Ship Healthcare Holdings, Inc.	1,100	42,023
Sysmex Corp.	2,200	121,088
Toho Holdings Co., Ltd.	9,200	161,805

		762,514

Household & Personal Products 0.5%
Fancl Corp.	6,300	69,195
Kobayashi Pharmaceutical Co., Ltd.	2,200	119,338
Kose Corp.	3,300	103,555
Lion Corp.	22,000	114,955
Mandom Corp.	2,200	75,025
Pigeon Corp.	1,300	59,200
Pola Orbis Holdings, Inc.	2,200	73,680
Unicharm Corp.	3,800	206,452

		821,400

Insurance 0.1%
Sony Financial Holdings, Inc.	5,799	93,810

Materials 4.4%
Adeka Corp.	12,900	141,933
Aichi Steel Corp.	17,000	68,348
Air Water, Inc.	10,000	147,367
Asahi Holdings, Inc.	5,300	99,046
Chugoku Marine Paints Ltd.	11,000	59,593
Daicel Corp.	31,000	248,584
Daido Steel Co., Ltd.	27,000	134,254
Daio Paper Corp.	19,000	163,164
Dowa Holdings Co., Ltd.	22,000	198,082
Earth Chemical Co., Ltd.	1,700	57,146
FP Corp.	1,000	62,356
Fuji Seal International, Inc.	2,500	83,019
Furukawa-Sky Aluminum Corp.	29,300	114,178
Godo Steel Ltd.	35,000	59,344
Hitachi Chemical Co., Ltd.	15,900	227,988
Hitachi Metals Ltd.	15,990	251,896
Hokuetsu Kishu Paper Co., Ltd.	21,000	91,474
Ishihara Sangyo Kaisha Ltd. *	56,000	65,009
Kansai Paint Co., Ltd.	12,000	162,090
Kureha Corp.	23,000	104,957
Kyoei Steel Ltd.	4,100	82,205
Lintec Corp.	7,000	127,779
Maruichi Steel Tube Ltd.	5,100	132,655
Mitsubishi Gas Chemical Co., Inc.	30,000	210,702
Mitsubishi Paper Mills Ltd. *	72,000	69,297
Mitsubishi Steel Mfg. Co., Ltd.	22,000	54,934
Nihon Parkerizing Co., Ltd.	4,000	86,472
Nippon Denko Co., Ltd.	21,000	60,343
Nippon Kayaku Co., Ltd.	12,000	157,972
Nippon Paint Co., Ltd.	10,000	164,372
Nippon Shokubai Co., Ltd.	17,000	178,486
Nippon Soda Co., Ltd.	16,000	90,902
Nissan Chemical Industries Ltd.	11,800	167,900
Nittetsu Mining Co., Ltd.	12,000	55,923

10

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NOF Corp.	17,000	118,778
Pacific Metals Co., Ltd.	25,000	86,989
Rengo Co., Ltd.	35,000	184,146
Sanyo Chemical Industries Ltd.	10,000	69,828
Sanyo Special Steel Co., Ltd.	17,000	75,256
Sumitomo Bakelite Co., Ltd.	32,000	119,310
Sumitomo Osaka Cement Co., Ltd.	40,000	149,558
Taiyo Nippon Sanso Corp.	31,000	214,483
Toagosei Co., Ltd.	33,000	135,783
Toho Zinc Co., Ltd.	20,000	70,157
Tokai Carbon Co., Ltd.	32,000	102,554
Tokuyama Corp.	68,000	271,709
Tokyo Ohka Kogyo Co., Ltd.	4,100	81,451
Tokyo Steel Manufacturing Co., Ltd. *	33,000	166,746
Topy Industries Ltd.	44,000	76,790
Toyo Ink SC Holdings Co., Ltd.	25,000	120,209
Toyo Kohan Co., Ltd.	13,000	59,560
Toyobo Co., Ltd.	107,000	189,971
Yamato Kogyo Co., Ltd.	3,700	109,513
Yodogawa Steel Works Ltd.	24,000	103,652
Zeon Corp.	13,000	126,074

		6,812,287

Media 0.6%
Asatsu-DK, Inc.	6,300	145,655
Avex Group Holdings, Inc.	2,200	50,206
CyberAgent, Inc.	1,400	67,840
Daiichikosho Co., Ltd.	4,100	127,800
Kadokawa Group Holdings, Inc.	2,100	67,655
SKY Perfect JSAT Holdings, Inc.	21,700	111,728
Toho Co., Ltd.	7,100	145,961
Tokyo Broadcasting System Holdings, Inc.	4,700	56,122
TV Asahi Corp.	2,500	51,483
Zenrin Co., Ltd.	3,600	33,688

		858,138

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Chugai Pharmaceutical Co., Ltd.	11,300	256,338
Dainippon Sumitomo Pharma Co., Ltd.	8,700	147,795
Hisamitsu Pharmaceutical Co., Inc.	2,800	125,973
Kaken Pharmaceutical Co., Ltd.	5,000	80,092
Kissei Pharmaceutical Co., Ltd.	2,800	66,069
Kyorin Holdings, Inc.	3,100	69,418
Kyowa Hakko Kirin Co., Ltd.	20,000	202,629
Mitsubishi Tanabe Pharma Corp.	16,900	248,139
Mochida Pharmaceutical Co., Ltd.	1,300	75,502
Nippon Shinyaku Co., Ltd.	3,000	58,685
Rohto Pharmaceutical Co., Ltd.	7,000	112,312
Santen Pharmaceutical Co., Ltd.	4,100	171,745
Sawai Pharmaceutical Co., Ltd.	900	53,431
Tsumura & Co.	3,700	91,242

		1,759,370

Real Estate 1.2%
Advance Residence Investment Corp.	42	88,677
Aeon Mall Co., Ltd.	3,130	92,010
Daikyo, Inc.	19,000	46,176
Japan Excellent, Inc.	35	41,693
Japan Prime Realty Investment Corp.	23	78,704
Japan Real Estate Investment Corp.	28	144,526
Japan Retail Fund Investment Corp.	66	132,606
Kenedix Realty Investment Corp.	15	74,545
Leopalace21 Corp. *	25,700	133,986
Nippon Building Fund, Inc.	34	193,215
Nomura Real Estate Holdings, Inc.	7,500	152,006
Nomura Real Estate Office Fund, Inc.	17	74,999
NTT Urban Development Corp.	4,800	46,721
Orix J-REIT, Inc.	61	81,030
Tokyo Tatemono Co., Ltd.	16,000	148,447
Tokyu Fudosan Holdings Corp. *	22,400	192,145
United Urban Investment Corp.	56	83,596

		1,805,082

Retailing 2.2%
ABC-Mart, Inc.	1,400	60,533
Alpen Co., Ltd.	2,800	51,526
Aoyama Trading Co., Ltd.	7,900	202,687
Arc Land Sakamoto Co., Ltd.	3,200	53,933
Autobacs Seven Co., Ltd.	11,700	188,896
Bic Camera, Inc. (a)	181	105,461
Canon Marketing Japan, Inc.	14,200	181,722
Chiyoda Co., Ltd.	3,700	72,679
DCM Holdings Co., Ltd.	24,800	166,189
Don Quijote Holdings Co., Ltd.	3,200	196,140
Doshisha Co., Ltd.	3,900	52,203
GEO Holdings Corp.	12,300	116,767
Gulliver International Co., Ltd.	6,300	44,990
H2O Retailing Corp.	20,000	163,624
Hikari Tsushin, Inc.	1,300	108,172
Izumi Co., Ltd.	3,900	118,085
Kohnan Shoji Co., Ltd.	9,400	98,505
Komeri Co., Ltd.	4,700	111,336
Marui Group Co., Ltd.	26,000	243,560
Nitori Holdings Co., Ltd.	2,700	262,216
Point, Inc.	1,590	41,745
Rakuten, Inc.	9,660	158,063
Ryohin Keikaku Co., Ltd.	2,000	184,224
T-Gaia Corp.	3,500	42,949
The Daiei, Inc. *	60,500	175,218
United Arrows Ltd.	900	28,921
USS Co., Ltd.	10,500	143,447
Xebio Co., Ltd.	5,400	107,583

		3,481,374

Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp.	11,900	125,605
Dainippon Screen Manufacturing Co., Ltd. *	18,000	84,808
Disco Corp.	1,400	97,534
Renesas Electronics Corp. (a)*	30,238	158,487
Sanken Electric Co., Ltd.	12,000	82,657
Shinko Electric Industries Co., Ltd.	10,300	78,962
Sumco Corp. *	16,700	127,763
Tokyo Seimitsu Co., Ltd.	2,300	44,798

 11

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ULVAC, Inc. *	8,600	140,322

		940,936

Software & Services 1.6%
Capcom Co., Ltd.	4,800	93,754
Dena Co., Ltd. (a)	5,686	109,187
DTS Corp.	3,400	64,181
Fuji Soft, Inc.	3,400	79,074
Gree, Inc. (a)	4,800	47,231
IT Holdings Corp.	17,100	282,851
Itochu Techno-Solutions Corp.	3,100	127,646
NEC Networks & System Integration Corp.	4,300	99,861
Net One Systems Co., Ltd.	17,500	108,752
Nexon Co., Ltd.	3,261	28,177
Nihon Unisys Ltd.	10,800	109,755
Nomura Research Institute Ltd.	7,800	256,354
NS Solutions Corp.	2,600	66,434
NSD Co., Ltd.	4,700	64,537
OBIC Co., Ltd.	2,800	86,441
Otsuka Corp.	1,700	201,639
SCSK Corp.	2,576	70,983
Square Enix Holdings Co., Ltd.	7,200	202,992
Transcosmos, Inc.	3,700	77,351
Trend Micro, Inc. *	4,500	138,294
Yahoo Japan Corp.	30,500	172,181

		2,487,675

Technology Hardware & Equipment 2.6%
Alps Electric Co., Ltd. *	28,400	371,195
Amano Corp.	8,000	83,257
Anritsu Corp.	4,900	53,714
Azbil Corp.	8,200	193,916
Canon Electronics, Inc.	3,000	57,190
Citizen Holdings Co., Ltd.	30,900	240,632
Daiwabo Holdings Co., Ltd.	39,000	76,474
Eizo Corp.	3,350	84,270
Hamamatsu Photonics K.K.	3,500	146,832
Hirose Electric Co., Ltd.	1,600	224,062
Hitachi High-Technologies Corp.	11,100	254,174
Hitachi Kokusai Electric, Inc.	5,000	65,682
Horiba Ltd.	3,300	119,467
Hosiden Corp.	35,200	176,471
Japan Aviation Electronics Industry Ltd.	9,000	136,376
Macnica, Inc.	2,200	64,991
Melco Holdings, Inc.	2,700	44,376
Mitsumi Electric Co., Ltd. *	31,400	222,535
Nichicon Corp.	6,900	58,697
Nippon Chemi-Con Corp. *	19,000	62,354
Oki Electric Industry Co., Ltd. *	55,000	124,791
Riso Kagaku Corp.	3,000	59,623
Ryosan Co., Ltd.	8,700	181,411
Shimadzu Corp.	20,000	177,496
Taiyo Yuden Co., Ltd.	11,800	141,920
Toshiba Tec Corp.	19,000	126,023
UKC Holdings Corp.	4,400	70,960
Yaskawa Electric Corp.	13,000	176,746
Yokogawa Electric Corp.	14,800	229,235

		4,024,870

Transportation 1.4%
Fukuyama Transporting Co., Ltd.	18,000	97,360
Hitachi Transport System Ltd.	7,500	119,125
Japan Airport Terminal Co., Ltd.	4,100	82,158
Kamigumi Co., Ltd.	29,000	259,743
Keikyu Corp.	17,000	134,186
Keio Corp.	33,000	211,479
Keisei Electric Railway Co., Ltd.	13,000	115,068
Kintetsu World Express, Inc.	2,800	111,139
Mitsubishi Logistics Corp.	7,000	97,822
Mitsui-Soko Co., Ltd.	10,000	43,480
Nankai Electric Railway Co., Ltd.	27,000	94,796
Nippon Konpo Unyu Soko Co., Ltd.	6,700	118,965
Nishi-Nippon Railroad Co., Ltd.	33,000	125,227
Odakyu Electric Railway Co., Ltd.	25,000	219,275
Sankyu, Inc.	51,000	192,015
Senko Co., Ltd.	13,000	63,600
Sotetsu Holdings, Inc.	26,000	93,533
The Sumitomo Warehouse Co., Ltd.	10,000	53,073

		2,232,044

Utilities 0.1%
Shizuoka Gas Co., Ltd.	7,700	45,428
The Okinawa Electric Power Co., Inc.	3,600	112,740

		158,168

		56,170,659

Luxembourg 0.6%

Banks 0.1%
Espirito Santo Financial Group S.A. (a)*	33,026	222,287

Commercial & Professional Supplies 0.1%
Regus plc	36,168	124,377

Consumer Durables & Apparel 0.0%
Samsonite International S.A.	27,000	74,031

Household & Personal Products 0.1%
Oriflame Cosmetics S.A. SDR (a)	3,986	109,885

Materials 0.2%
AZ Electronic Materials S.A.	11,821	76,971
Ternium S.A. ADR	7,404	220,491

		297,462

Media 0.1%
RTL Group S.A. *	862	105,031

Semiconductors & Semiconductor Equipment 0.0%
Magnachip Semiconductor Corp. *	1,855	29,328

		962,401

Netherlands 2.1%

Capital Goods 0.7%
Aalberts Industries N.V.	6,582	205,651
AerCap Holdings N.V. *	5,680	211,239
Arcadis N.V.	4,063	145,123
Koninklijke Boskalis Westminster N.V.	5,600	268,521
Sensata Technologies Holding N.V. *	2,107	78,886

12

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TKH Group N.V. CVA	3,169	108,884

		1,018,304

Commercial & Professional Supplies 0.2%
USG People N.V.	23,685	371,071

Consumer Durables & Apparel 0.1%
TomTom N.V. *	15,460	107,115

Diversified Financials 0.0%
BinckBank N.V.	3,546	39,483

Energy 0.3%
Core Laboratories N.V.	464	83,019
Koninklijke Vopak N.V.	2,282	125,420
SBM Offshore N.V. *	12,686	244,806

		453,245

Food & Staples Retailing 0.1%
X5 Retail Group N.V. - Reg’d GDR *	6,970	117,323

Food, Beverage & Tobacco 0.1%
Koninklijike Wessanen N.V.	15,771	73,159

Materials 0.1%
Koninklijke Ten Cate N.V.	4,277	136,961

Real Estate 0.3%
Corio N.V.	4,616	196,163
Eurocommercial Properties N.V.	1,836	75,542
VastNed Retail N.V.	2,001	95,773
Wereldhave N.V.	1,481	112,621

		480,099

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	2,816	94,145
NXP Semiconductor N.V. *	2,345	113,381

		207,526

Software & Services 0.0%
Unit 4 N.V.	1,242	64,574

Telecommunication Services 0.1%
Ziggo N.V.	3,280	142,450

		3,211,310

New Zealand 0.5%

Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	34,408	107,695

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	24,401	79,968

Materials 0.1%
Nuplex Industries Ltd.	31,493	85,512

Media 0.1%
Sky Network Television Ltd.	22,853	106,568

Real Estate 0.0%
Kiwi Income Property Trust	37,721	33,704

Telecommunication Services 0.0%
Chorus Ltd.	49,700	56,206

Transportation 0.1%
Air New Zealand Ltd.	33,016	45,583
Auckland International Airport Ltd.	25,547	75,399
Mainfreight Ltd.	3,879	41,086

		162,068

Utilities 0.1%
Contact Energy Ltd.	24,667	102,783
Infratil Ltd.	21,569	38,370

		141,153

		772,874

Norway 1.1%

Banks 0.1%
SpareBank 1 SR Bank A.S.A.	7,838	76,130
Sparebanken 1 SMN	7,576	71,005

		147,135

Capital Goods 0.1%
Vard Holdings Ltd. *	47,000	30,189
Veidekke A.S.A.	14,147	106,371

		136,560

Commercial & Professional Supplies 0.0%
Tomra Systems A.S.A.	6,755	57,839

Diversified Financials 0.0%
Aker ASA, Class A	1,634	48,976

Energy 0.2%
Fred Olsen Energy A.S.A.	2,719	98,520
Kvaerner A.S.A.	24,569	47,113
TGS Nopec Geophysical Co. A.S.A.	6,509	168,898

		314,531

Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	6,970	40,319
Cermaq A.S.A.	5,261	53,637
Leroy Seafood Group A.S.A.	1,376	41,708

		135,664

Insurance 0.2%
Gjensidige Forsikring A.S.A.	10,811	207,793
Storebrand ASA *	19,512	116,557

		324,350

Media 0.1%
Schibsted A.S.A.	2,772	162,473

Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *	545,601	238,607

Software & Services 0.1%
Atea A.S.A.	8,633	79,808

Transportation 0.1%
Golden Ocean Group Ltd.	54,251	112,988

		1,758,931

Portugal 0.4%

Banks 0.1%
Banco BPI S.A. - Reg’d *	47,487	96,462

Food & Staples Retailing 0.2%
Jeronimo Martins, SGPS, S.A.	7,671	131,151
Sonae	135,072	212,597

		343,748

 13

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.1%
Zon Optimus SGPS, S.A.	12,742	85,167

Utilities 0.0%
Redes Energeticas Nacionais S.A.	14,909	50,494

		575,871

Republic of Korea 0.0%

Automobiles & Components 0.0%
Zyle Motor Sales Corp. (b)(c)*	2,480	—

Capital Goods 0.0%
Daewoo Industrial Development Co., Ltd. (b)(c)*	1,773	—

		—

Singapore 1.5%

Capital Goods 0.3%
Cosco Corp., (Singapore) Ltd.	111,431	61,138
SembCorp Marine Ltd.	53,096	168,664
Singapore Technologies Engineering Ltd.	63,000	186,593
United Engineers Ltd.	25,000	33,974

		450,369

Consumer Services 0.0%
Genting Singapore plc	57,000	61,378

Diversified Financials 0.1%
Singapore Exchange Ltd.	20,000	107,105

Energy 0.0%
Sakari Resources Ltd (b)(c)*	18,000	—

Food & Staples Retailing 0.1%
Olam International Ltd. (a)	90,704	104,973

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	439,000	178,263

Real Estate 0.5%
Ascendas REIT	49,000	81,405
CapitaCommercial Trust	46,302	51,384
CapitaLand Ltd.	89,000	191,694
CapitaMall Trust	61,000	89,023
City Developments Ltd.	25,000	170,733
Global Logistic Properties Ltd.	22,000	48,152
Keppel Land Ltd.	24,000	59,275
Suntec Real Estate Investment Trust	48,000	60,317
UOL Group Ltd.	17,000	77,858

		829,841

Telecommunication Services 0.1%
M1 Ltd.	24,000	63,093
StarHub Ltd.	31,000	103,607

		166,700

Transportation 0.3%
Hutchison Port Holdings Trust, Class U	150,000	99,547
Neptune Orient Lines Ltd. (a)*	178,000	140,708
SATS Ltd.	41,749	102,355
Singapore Post Ltd.	71,000	74,340
SMRT Corp., Ltd.	58,000	52,009

		468,959

		2,367,588

Spain 2.3%

Banks 0.2%
Bankinter S.A.	38,473	287,289
Caja de Ahorros del Mediterraneo (b)(c)*	5,382	—

		287,289

Capital Goods 0.8%
Abengoa S.A., B Shares	54,807	180,994
Construcciones y Auxiliar de Ferrocarriles S.A.	134	67,709
Elecnor S.A.	2,878	43,706
Gamesa Corp. Tecnologica S.A. *	45,384	497,579
Obrascon Huarte Lain S.A.	3,079	129,846
Sacyr S.A. *	23,469	119,488
Zardoya Otis S.A.	10,038	168,439

		1,207,761

Commercial & Professional Supplies 0.0%
Prosegur Cia de Seguridad S.A. - Reg’d	12,097	72,710

Diversified Financials 0.1%
Bolsas y Mercados Espanoles	4,284	167,477

Energy 0.1%
Tecnicas Reunidas S.A.	1,775	93,279

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	7,154	158,357
Pescanova S.A. (b)(c)*	1,125	—
Viscofan S.A.	2,225	117,874

		276,231

Insurance 0.2%
Grupo Catalana Occidente S.A.	2,630	100,914
Mapfre S.A.	66,517	274,292

		375,206

Materials 0.2%
Acerinox S.A. (a)	18,522	240,500

Media 0.2%
Atresmedia Corp de Medios de Comunicaion S.A. *	5,900	110,793
Mediaset Espana Comunicacion S.A. *	18,683	230,090

		340,883

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	4,106	65,488
Grifols S.A.	1,788	92,594
Grifols S.A., Class B	1,116	44,196

		202,278

Software & Services 0.2%
Indra Sistemas S.A.	14,452	255,866

		3,519,480

14

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Sweden 2.2%

Capital Goods 0.4%
Haldex AB	5,024	48,928
Indutrade AB	1,953	84,533
Lindab International AB *	8,024	81,248
NIBE Industrier AB, B Shares	3,126	68,566
Peab AB	27,193	168,682
Saab AB, Class B	5,881	152,490

		604,447

Commercial & Professional Supplies 0.2%
Intrum Justitia AB	3,381	95,474
Loomis AB, Class B	5,843	138,043

		233,517

Consumer Durables & Apparel 0.2%
JM AB	7,232	193,334
Nobia AB	11,975	92,764

		286,098

Diversified Financials 0.2%
D. Carnegie (b)(c)	1	—
L E Lundbergforetagen AB, B Shares	2,408	98,890
Ratos AB, B Shares	25,291	233,138

		332,028

Energy 0.0%
Lundin Petroleum AB *	4,204	72,712

Food & Staples Retailing 0.1%
Axfood AB	2,079	99,644

Food, Beverage & Tobacco 0.0%
AarhusKarlshamn AB	1,057	64,542

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	6,927	100,840

Materials 0.2%
BillerudKorsnas AB	9,533	114,158
Hexpol AB	614	43,609
Holmen AB, B Shares	6,223	214,815

		372,582

Media 0.2%
Eniro AB *	11,391	85,002
Modern Times Group AB, B Shares	3,863	174,101

		259,103

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	13,751	167,132

Real Estate 0.2%
Castellum AB	6,114	97,447
Fabege AB	7,367	93,373
Kungsleden AB	14,786	107,401

		298,221

Retailing 0.1%
Bilia AB, A Shares	3,703	94,521
Clas Ohlson AB, B Shares	3,575	61,015
KappAhl AB *	7,309	43,561

		199,097

Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	5,669	179,572

Transportation 0.1%
SAS AB *	47,269	130,492

		3,400,027

Switzerland 3.1%

Banks 0.1%
Banque Cantonale Vaudoise - Reg’d	130	70,668
Valiant Holding AG - Reg’d	930	90,355

		161,023

Capital Goods 0.8%
AFG Arbonia-Forster Holding AG - Reg’d *	2,154	75,663
Belimo Holding AG - Reg’d	14	38,943
Bucher Industries AG - Reg’d	264	77,312
Daetwyler Holding AG	339	51,087
Georg Fischer AG - Reg’d *	422	289,066
Implenia AG *	989	69,568
Meyer Burger Technology AG *	5,050	76,356
OC Oerlikon Corp. AG - Reg’d *	7,925	124,677
Rieter Holding AG - Reg’d *	376	83,375
Sulzer AG - Reg’d	1,493	224,808
Zehnder Group AG	1,314	59,024

		1,169,879

Commercial & Professional Supplies 0.2%
DKSH Holding Ltd.	1,217	82,806
Gategroup Holding AG *	4,136	123,031
Kaba Holding AG - Reg’d, Series B *	178	81,241

		287,078

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	99	80,912

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d, Series B *	377	170,402

Diversified Financials 0.2%
Julius Baer Group Ltd. *	5,376	260,630
Partners Group Holding AG	309	73,179

		333,809

Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg’d *	94	111,263
Emmi AG - Reg’d *	191	60,619

		171,882

Health Care Equipment & Services 0.3%
Nobel Biocare Holding AG - Reg’d *	10,272	156,577
Sonova Holding AG - Reg’d *	1,322	181,562
Straumann Holding AG - Reg’d	407	81,124

		419,263

Insurance 0.1%
Helvetia Holding AG - Reg’d	345	166,239

Materials 0.1%
EMS-Chemie Holding AG - Reg’d	317	109,117

 15

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Schmolz & Bickenbach AG - Reg’d *	64,632	84,848

		193,965

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Actelion Ltd. - Reg’d *	3,005	282,136
Galenica AG - Reg’d	209	199,071

		481,207

Real Estate 0.1%
Allreal Holding AG - Reg’d *	384	53,381
Swiss Prime Site AG - Reg’d *	1,441	111,945

		165,326

Retailing 0.2%
Dufry AG - Reg’d *	763	119,505
Valora Holding AG - Reg’d	568	146,197

		265,702

Software & Services 0.0%
Temenos Group AG - Reg’d *	1,629	45,613

Technology Hardware & Equipment 0.2%
Logitech International S.A. - Reg’d	21,856	343,577

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	187	109,845
Panalpina Welttransport Holding AG - Reg’d	1,486	245,592

		355,437

		4,811,314

United Kingdom 13.4%

Banks 0.0%
Paragon Group Cos. plc	9,736	56,141

Capital Goods 1.6%
Ashtead Group plc	20,320	263,268
Bodycote plc	15,196	162,125
Chemring Group plc	23,028	91,327
Fenner plc	10,956	73,868
Galliford Try plc	7,767	149,302
Interserve plc	15,324	153,261
Keller Group plc	9,145	177,996
Kier Group plc	4,438	137,231
Lavendon Group plc	14,434	46,621
Melrose Industries plc	30,756	156,216
Morgan Advanced Materials plc	26,576	135,477
Morgan Sindall Group plc	7,698	100,673
QinetiQ Group plc	66,441	243,923
Rotork plc	2,314	93,535
Senior plc	20,166	98,581
Speedy Hire plc	62,499	66,268
Spirax-Sarco Engineering plc	2,887	138,362
Ultra Electronics Holdings plc	3,454	110,893

		2,398,927

Commercial & Professional Supplies 1.4%
Babcock International Group plc	12,785	291,802
Berendsen plc	16,464	249,882
Cape plc	16,303	71,825
De La Rue plc	12,933	165,825
Homeserve plc	21,969	118,121
Intertek Group plc	3,904	181,511
Mears Group plc	8,074	63,577
Michael Page International plc	27,426	200,299
Mitie Group plc	37,642	197,273
Rentokil Initial plc	141,713	280,201
RPS Group plc	21,099	117,992
Shanks Group plc	65,865	125,860
WS Atkins plc	5,747	128,345

		2,192,513

Consumer Durables & Apparel 0.5%
Bellway plc	10,327	263,430
Berkeley Group Holdings plc	4,429	187,946
Bovis Homes Group plc	7,870	106,343
Guinness Peat Group plc *	309,651	163,224
Redrow plc	13,325	71,191

		792,134

Consumer Services 0.9%
Betfair Group plc	5,330	92,527
Enterprise Inns plc *	141,110	372,830
Greene King plc	17,689	248,993
J.D. Wetherspoon plc	10,175	133,094
Marston’s plc	67,684	166,725
Mitchells & Butlers plc *	35,195	260,070
Restaurant Group plc	11,039	111,026
Spirit Pub Co. plc	52,773	72,225

		1,457,490

Diversified Financials 1.5%
3i Group plc	16,500	101,118
Aberdeen Asset Management plc	23,244	149,086
Ashmore Group plc	13,092	69,941
Close Brothers Group plc	8,906	193,821
F&C Asset Management plc	45,992	93,979
Henderson Group plc	62,044	223,497
IG Group Holdings plc	17,911	184,135
Intermediate Capital Group plc	22,148	150,241
International Personal Finance	15,536	118,497
Investec plc	31,076	199,863
Jupiter Fund Management plc	13,619	83,520
London Stock Exchange Group plc	10,181	307,265
Provident Financial plc	8,430	225,776
Schroders plc	3,436	139,072
Schroders plc, Non Voting Shares	1,239	38,875
Tullett Prebon plc	22,018	119,784

		2,398,470

Energy 0.5%
Bumi plc *	16,871	66,268
Enquest plc *	34,955	74,439
Hargreaves Services plc	2,630	37,160
Hunting plc	7,903	97,808
Petrofac Ltd.	10,162	192,946
Premier Oil plc	18,681	83,204
Subsea 7 S.A.	11,029	189,396

		741,221

Food & Staples Retailing 0.3%
Booker Group plc	111,140	282,216
Greggs plc	18,638	154,704

		436,920

16

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.4%
Britvic plc	11,842	134,887
Cranswick plc	5,643	122,135
Dairy Crest Group plc	22,153	188,609
Greencore Group plc	34,548	141,529

		587,160

Health Care Equipment & Services 0.0%
Synergy Health plc	3,488	73,853

Household & Personal Products 0.1%
PZ Cussons plc	15,766	93,612

Insurance 0.9%
Admiral Group plc	9,764	231,591
Beazley plc	29,304	122,844
Catlin Group Ltd.	29,474	255,272
Direct Line Insurance Group plc	21,347	92,780
Hiscox Ltd.	23,541	246,900
Jardine Lloyd Thompson Group plc	5,700	98,968
Lancashire Holdings Ltd.	18,324	227,126
Phoenix Group Holdings	14,923	179,750

		1,455,231

Materials 1.0%
African Barrick Gold plc	16,738	60,068
Alent plc	10,097	52,069
Croda International plc	4,077	161,276
DS Smith plc	54,779	294,966
Elementis plc	18,890	79,190
Evraz plc *	97,927	136,731
Filtrona plc	8,515	115,901
Hill & Smith Holdings plc	5,614	50,013
Lonmin plc *	43,629	219,190
Petropavlovsk plc	60,674	69,447
Randgold Resources Ltd.	1,280	87,986
RPC Group plc	12,524	122,373
Synthomer plc	10,614	47,419
Victrex plc	2,547	74,405

		1,571,034

Media 0.3%
Cineworld Group plc	10,644	61,900
Trinity Mirror plc *	56,036	163,941
UBM plc	24,774	276,958

		502,799

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	1,685	36,316
Hikma Pharmaceuticals plc	3,551	70,001

		106,317

Real Estate 0.6%
Derwent London plc	1,785	73,049
Hammerson plc	28,520	245,926
Intu Properties plc	33,560	173,993
Mapeley Ltd. (b)(c)*	2,199	—
Savills plc	9,822	100,915
Segro plc	44,913	248,637
Songbird Estates plc *	34,522	104,989

		947,509

Retailing 1.0%
Darty plc	174,372	377,604
Debenhams plc	156,838	190,614
Halfords Group plc	31,037	233,388
Howden Joinery Group plc	14,340	80,755
John Menzies plc	5,685	64,017
Lookers plc	37,047	77,040
Mothercare plc *	13,804	59,397
N Brown Group plc	9,738	86,464
Sports Direct International plc *	6,904	77,371
WH Smith plc	13,675	234,187

		1,480,837

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	10,716	163,585
CSR plc	10,764	116,846

		280,431

Software & Services 0.3%
Aveva Group plc	1,442	50,923
Computacenter plc	14,959	159,170
Fidessa Group plc	1,217	46,274
Micro Focus International plc	6,818	83,903
Xchanging plc	26,704	78,292

		418,562

Technology Hardware & Equipment 0.8%
Domino Printing Sciences plc	6,354	83,145
Electrocomponents plc	44,963	195,679
Halma plc	14,511	142,552
Laird plc	34,179	181,879
Pace plc	19,062	111,884
Premier Farnell plc	28,149	100,594
Spectris plc	4,950	180,414
Spirent Communications plc	52,669	82,383
TT Electronics plc	23,479	79,800
Xyratex Ltd.	6,957	91,902

		1,250,232

Telecommunication Services 0.2%
KCOM Group plc	42,266	68,535
TalkTalk Telecom Group plc	34,457	176,313

		244,848

Transportation 0.8%
BBA Aviation plc	37,927	192,340
easyJet plc	8,505	229,717
Go-Ahead Group plc	4,820	156,466
Northgate plc	31,611	291,006
Stagecoach Group plc	26,933	160,904
Stobart Group Ltd.	21,207	46,802
Stolt-Nielsen Ltd.	3,593	106,149

		1,183,384

		20,669,625

Total Common Stock
(Cost $123,765,238)		150,083,650

Preferred Stock 0.4% of net assets

Germany 0.3%

Automobiles & Components 0.1%
Porsche Automobil Holding SE	2,429	236,975

Capital Goods 0.1%
Jungheinrich AG	1,470	107,007

 17

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGAA	413	50,311

Materials 0.1%
Fuchs Petrolub SE	1,579	142,107

		536,400

Italy 0.1%

Insurance 0.1%
Fondiaria-Sai S.p.A. *	7,647	22,407
Unipol Gruppo Finanziario S.p.A.	26,030	132,419

		154,826

Total Preferred Stock
(Cost $437,241)		691,226

Rights 0.0% of net assets

Austria 0.0%

Banks 0.0%
Raiffeisen Bank International AG (b)(c)*	6,309	—

United Kingdom 0.0%

Media 0.0%
Cineworld Group PLC *	3,406	6,887

Total Rights
(Cost $—)		6,887

Other Investment Company 1.9% of net assets

United States 1.9%
iShares MSCI EAFE Small Cap ETF	60,000	2,974,200

Total Other Investment Company
(Cost $3,037,398)		2,974,200

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 2.1% of net assets

Time Deposits 2.0%
Brown Brothers Harriman
Japanese Yen
0.01%, 02/03/14	415,990	4,072
Swedish Krona
0.10%, 02/03/14	75,460	11,518
Canadian Dollar
0.23%, 02/03/14	20,804	18,680
Australian Dollar
1.65%, 02/03/14	10,970	9,600
DNB
Norwegian Krone
0.35%, 02/03/14	126,751	20,191
Wells Fargo
Euro
0.02%, 02/03/14	15,392	20,759
US Dollar
0.03%, 02/03/14	2,821,582	2,821,582
Pound Sterling
0.08%, 02/03/14	79,102	130,036

		3,036,438

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.05%, 03/20/14 (d)(e)	100,000	99,994
0.06%, 03/20/14 (d)(e)	40,000	39,997

		139,991

Total Short-Term Investments
(Cost $3,176,429)		3,176,429

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.9% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (f)	2,927,522	2,927,522

Total Collateral Invested for Securities on Loan
(Cost $2,927,522)		2,927,522

End of Collateral Invested for Securities on Loan.

At 01/31/14, the tax basis cost of the fund’s investments was $131,025,659 and the unrealized appreciation and depreciation were $31,808,631 and ($5,901,898), respectively, with a net unrealized appreciation of $25,906,733.

At 01/31/14, the values of certain foreign securities held by the fund aggregating $129,258,337 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,651,261.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.

18

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange traded fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 01/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contract
MSCI EAFE, e-mini, Long, expires 03/21/14	1	90,890	(686)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange trade funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

 19

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, futures contracts and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$13,288,535	$—	$13,288,535
Austria[1]	—	1,028,917	—	1,028,917
Materials	47,913	59,291	—	107,204
Belgium[1]	—	1,025,754	—	1,025,754
Capital Goods	92,257	—	—	92,257
Diversified Financials	127,786	276,133	—	403,919
Media	193,499	—	—	193,499
Real Estate	50,040	87,112	—	137,152
Canada[1]	12,332,501	—	—	12,332,501

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 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Denmark[1]	$—	$1,822,770	$—	$1,822,770
Capital Goods	87,293	293,461	—	380,754
Food, Beverage & Tobacco	61,910	61,044	—	122,954
France[1]	—	4,345,403	—	4,345,403
Consumer Services	98,407	—	—	98,407
Food, Beverage & Tobacco	58,437	58,159	—	116,596
Health Care Equipment & Services	97,599	68,268	—	165,867
Insurance	122,609	—	—	122,609
Media	484,911	538,216	—	1,023,127
Real Estate	45,481	765,525	—	811,006
Software & Services	136,823	352,286	—	489,109
Telecommunication Services	119,314	—	—	119,314
Germany[1]	—	4,982,889	—	4,982,889
Health Care Equipment & Services	279,087	17,127	—	296,214
Hong Kong[1]	—	3,593,089	—	3,593,089
Diversified Financials	60,473	132,044	—	192,517
Food & Staples Retailing	50,220	—	—	50,220
Technology Hardware & Equipment	157,230	—	—	157,230
Ireland[1]	—	203,125	—	203,125
Capital Goods	448,999	—	—	448,999
Food, Beverage & Tobacco	225,245	—	—	225,245
Health Care Equipment & Services	158,204	—	—	158,204
Insurance	67,051	—	—	67,051
Transportation	35,166	—	—	35,166
Israel[1]	—	1,297,424	—	1,297,424
Energy	169,497	113,100	—	282,597
Software & Services	264,075	64,941	—	329,016
Italy[1]	—	3,933,376	—	3,933,376
Automobiles & Components	73,633	—	—	73,633
Transportation	81,779	171,601	—	253,380
Japan[1]	—	53,744,137	—	53,744,137
Banks	46,041	2,380,481	—	2,426,522
Luxembourg[1]	—	635,611	—	635,611
Materials	220,491	76,971	—	297,462
Semiconductors & Semiconductor Equipment	29,328	—	—	29,328
Netherlands[1]	—	1,467,661	—	1,467,661
Capital Goods	290,125	728,179	—	1,018,304
Energy	83,019	370,226	—	453,245
Semiconductors & Semiconductor Equipment	113,381	94,145	—	207,526
Software & Services	64,574	—	—	64,574
New Zealand[1]	—	435,949	—	435,949
Real Estate	33,704	—	—	33,704
Transportation	75,399	86,669	—	162,068
Utilities	38,370	102,783	—	141,153

 21

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Norway[1]	$—	$1,428,868	$—	$1,428,868
Capital Goods	106,371	30,189	—	136,560
Commercial & Professional Supplies	57,839	—	—	57,839
Food, Beverage & Tobacco	53,637	82,027	—	135,664
Spain[1]	—	2,035,488	—	2,035,488
Capital Goods	43,706	1,164,055	—	1,207,761
Food, Beverage & Tobacco	117,874	158,357	—	276,231
Sweden[1]	—	2,176,321	—	2,176,321
Capital Goods	68,566	535,881	—	604,447
Commercial & Professional Supplies	95,474	138,043	—	233,517
Consumer Durables & Apparel	92,764	193,334	—	286,098
Food & Staples Retailing	99,644	—	—	99,644
Switzerland[1]	—	3,388,641	—	3,388,641
Capital Goods	38,943	1,130,936	—	1,169,879
Consumer Durables & Apparel	80,912	—	—	80,912
Food, Beverage & Tobacco	60,619	111,263	—	171,882
United Kingdom[1]	—	1,794,921	—	1,794,921
Capital Goods	770,424	1,628,503	—	2,398,927
Commercial & Professional Supplies	135,402	2,057,111	—	2,192,513
Consumer Durables & Apparel	71,191	720,943	—	792,134
Consumer Services	92,527	1,364,963	—	1,457,490
Diversified Financials	93,979	2,304,491	—	2,398,470
Energy	419,502	321,719	—	741,221
Food, Beverage & Tobacco	141,529	445,631	—	587,160
Insurance	474,026	981,205	—	1,455,231
Materials	52,069	1,518,965	—	1,571,034
Real Estate	205,904	741,605	—	947,509
Retailing	200,454	1,280,383	—	1,480,837
Software & Services	46,274	372,288	—	418,562
Technology Hardware & Equipment	337,230	913,002	—	1,250,232
Transportation	337,808	845,576	—	1,183,384
Preferred Stock[1]	—	691,226	—	691,226
Rights
United Kingdom[1]	6,887	—	—	6,887
Other Investment Company[1]	2,974,200	—	—	2,974,200
Short-Term Investments[1]	—	3,176,429	—	3,176,429

Total	$24,497,626	$132,434,766	$—	$156,932,392

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,927,522	$—	$—	$2,927,522

Liabilities Valuation Input

Other Financial Instruments
Futures Contract[2]	($686)	$—	$—	($686)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

22

 Schwab Fundamental International Small Company Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Sweden	$—	$—	$—	$12,129	($12,129)	$—	$—	$—

Total	$—	$—	$—	$12,129	($12,129)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1 and Level 2 for the period ended January 31, 2014. The transfers in the amount of $3,722,802 and $3,010,165 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of level 3 securities during the period.

On January 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46849JAN14

 23

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

88.2%	Common Stock	318,671,578	303,025,224
8.7%	Preferred Stock	42,366,153	30,046,015
0.7%	Other Investment Company	2,898,912	2,577,825
2.0%	Short-Term Investments	6,831,863	6,831,866

99.6%	Total Investments	370,768,506	342,480,930
0.1%	Collateral Invested for Securities on Loan	252,675	252,675
0.3%	Other Assets and Liabilities, Net		892,328

100.0%	Net Assets		343,625,933

	Number	Value
Security	of Shares	($)

Common Stock 88.2% of net assets

Brazil 5.2%

Banks 0.7%
Banco Bradesco S.A.	78,427	932,707
Banco do Brasil S.A.	150,260	1,292,488
Itau Unibanco Holding S.A.	30,677	350,594

		2,575,789

Capital Goods 0.2%
Embraer S.A.	73,417	559,469

Diversified Financials 0.1%
BM&F BOVESPA S.A.	94,973	374,723

Energy 1.4%
Petroleo Brasileiro S.A. - Petrobras	699,500	3,945,046
Ultrapar Participacoes S.A.	32,310	713,612

		4,658,658

Food, Beverage & Tobacco 0.6%
AMBEV S.A.	138,126	916,585
BRF-Brasil Foods S.A.	32,146	575,984
JBS S.A.	148,747	518,720

		2,011,289

Materials 1.5%
Companhia Siderurgica Nacional S.A.	276,275	1,274,047
Usinas Siderurgicas de Minas Gerais S.A. *	48,439	226,213
Vale S.A.	259,513	3,526,537

		5,026,797

Software & Services 0.1%
Cielo S.A.	16,678	441,740

Telecommunication Services 0.2%
Oi S.A.	54,999	104,400
Tim Participacoes S.A.	117,387	614,844

		719,244

Utilities 0.4%
Centrais Eletricas Brasileiras S.A.	189,701	409,276
Companhia de Saneamento Basico do Estado de Sao Paulo	45,950	423,107
Companhia Energetica de Minas Gerais	17,192	98,808
CPFL Energia S.A.	56,016	420,367

		1,351,558

		17,719,267

Chile 0.7%

Energy 0.2%
Empresas Copec S.A.	46,795	546,006

Food & Staples Retailing 0.1%
Cencosud S.A.	108,099	305,835

Utilities 0.4%
Empresa Nacional de Electricidad S.A.	338,179	436,469
Enersis S.A.	3,839,357	1,014,552

		1,451,021

		2,302,862

China 12.0%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	316,000	465,284

Banks 4.5%
Agricultural Bank of China Ltd., Class H	1,817,600	793,470
Bank of China Ltd., Class H	8,428,234	3,557,389
Bank of Communications Co., Ltd., Class H	559,000	363,097
BOC Hong Kong (Holdings) Ltd.	227,000	689,910
China Construction Bank Corp., Class H	8,075,000	5,593,923
China Merchants Bank Co., Ltd., Class H	239,350	421,595
Industrial & Commercial Bank of China Ltd., Class H	6,306,172	3,888,130

		15,307,514

Capital Goods 0.3%
China Communications Construction Co., Ltd., Class H	738,000	537,060

 1

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
China Railway Group Ltd., Class H	783,000	348,064

		885,124

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial Holdings Ltd.	136,000	419,601

Energy 3.1%
China Petroleum & Chemical Corp., Class H	5,538,400	4,374,745
China Shenhua Energy Co., Ltd., Class H	319,000	818,790
CNOOC Ltd.	1,578,000	2,451,129
PetroChina Co., Ltd., Class H	3,179,000	3,064,576

		10,709,240

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	148,000	439,325

Insurance 0.7%
China Life Insurance Co., Ltd., Class H	417,000	1,135,018
China Pacific Insurance Group Co., Ltd., Class H	100,000	363,130
People’s Insurance Co., Group of China Ltd., Class H	683,000	295,633
Ping An Insurance (Group) Co. of China Ltd., Class H	68,000	549,564

		2,343,345

Materials 0.1%
China National Building Material Co., Ltd., Class H	330,000	317,262

Real Estate 0.1%
China Overseas Land & Investment Ltd.	154,000	413,389

Retailing 0.3%
Belle International Holdings Ltd.	296,000	320,517
GOME Electrical Appliances Holding Ltd.	3,393,000	588,080

		908,597

Technology Hardware & Equipment 0.2%
Lenovo Group Ltd.	508,000	655,165

Telecommunication Services 2.4%
China Mobile Ltd.	622,100	5,936,277
China Telecom Corp., Ltd., Class H	2,658,000	1,221,218
China Unicom (Hong Kong) Ltd.	783,056	1,021,031

		8,178,526

		41,042,372

Colombia 0.2%

Banks 0.1%
Bancolombia S.A.	17,219	187,913

Energy 0.1%
Ecopetrol S.A.	340,037	593,737

		781,650

Czech Republic 0.4%

Telecommunication Services 0.1%
Telefonica Czech Republic A/S	34,893	505,724

Utilities 0.3%
CEZ A/S	38,446	971,821

		1,477,545

Egypt 0.2%

Telecommunication Services 0.2%
Global Telecom Holding *	238,679	791,104

Greece 1.8%

Banks 0.8%
Alpha Bank A.E. *	1,028,099	932,595
National Bank of Greece S.A. *	188,754	835,650
Piraeus Bank S.A. *	371,729	876,511

		2,644,756

Consumer Services 0.5%
OPAP S.A.	127,020	1,642,568

Telecommunication Services 0.3%
Hellenic Telecommunications Organization S.A. *	85,966	1,256,735

Utilities 0.2%
Public Power Corp. S.A.	55,813	747,693

		6,291,752

Hungary 0.6%

Banks 0.2%
OTP Bank plc	39,595	724,705

Energy 0.3%
MOL Hungarian Oil & Gas plc	14,589	892,882

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc	321,348	430,295

		2,047,882

India 3.4%

Automobiles & Components 0.2%
Mahindra & Mahindra Ltd.	24,975	355,036
Tata Motors Ltd.	75,756	421,537
Tata Motors Ltd., Class A	11,785	32,864

		809,437

Banks 0.5%
Housing Development Finance Corp., Ltd.	46,243	596,219
ICICI Bank Ltd.	38,523	604,829
State Bank of India	18,200	442,646

		1,643,694

Energy 1.4%
Indian Oil Corp., Ltd.	101,687	398,282
Oil & Natural Gas Corp., Ltd.	294,074	1,292,997

2

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Reliance Industries Ltd.	222,096	2,947,125

		4,638,404

Household & Personal Products 0.1%
Hindustan Unilever Ltd.	39,104	355,759

Materials 0.3%
Hindalco Industries Ltd.	293,702	513,471
Tata Steel Ltd.	113,046	641,217

		1,154,688

Software & Services 0.7%
Infosys Ltd.	27,962	1,646,343
Tata Consultancy Services Ltd.	16,592	593,014

		2,239,357

Telecommunication Services 0.1%
Bharti Airtel Ltd.	88,785	445,586

Utilities 0.1%
NTPC Ltd.	235,388	475,785

		11,762,710

Indonesia 0.7%

Automobiles & Components 0.2%
PT Astra International Tbk	1,495,000	786,580

Banks 0.1%
PT Bank Rakyat Indonesia (Persero) Tbk	574,500	392,602

Energy 0.1%
PT Bumi Resources Tbk *	9,424,500	235,362

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	5,771,500	1,070,243

		2,484,787

Malaysia 1.7%

Banks 0.6%
CIMB Group Holdings Berhad	249,900	516,960
Malayan Banking Berhad	207,700	598,393
Public Bank Berhad	138,400	789,988

		1,905,341

Capital Goods 0.2%
Sime Darby Berhad	271,200	728,769

Consumer Services 0.1%
Genting Berhad	160,700	500,102

Food, Beverage & Tobacco 0.1%
IOI Corp. Berhad	246,700	308,042

Telecommunication Services 0.4%
Axiata Group Berhad	317,300	622,075
Telekom Malaysia Berhad	354,300	583,242

		1,205,317

Utilities 0.3%
Tenaga Nasional Berhad	283,400	999,112

		5,646,683

Mexico 3.6%

Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O	70,400	444,382
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	49,100	543,046

		987,428

Capital Goods 0.2%
Alfa S.A.B., Class A	184,200	519,242

Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V., Series V	418,300	1,000,867

Food, Beverage & Tobacco 0.5%
Coca-Cola Femsa S.A.B. de C.V., Series L	26,400	281,312
Fomento Economico Mexicano S.A.B. de C.V.	107,700	975,855
Grupo Bimbo S.A.B. de C.V., Series A	155,000	411,780

		1,668,947

Materials 0.9%
Cemex S.A.B. de C.V., Series CPO *	1,919,728	2,372,746
Grupo Mexico S.A.B. de C.V., Series B	273,400	884,962

		3,257,708

Media 0.3%
Grupo Televisa S.A.B., Series CPO	200,800	1,168,406

Telecommunication Services 1.1%
America Movil S.A.B. de C.V., Series L	3,625,000	3,870,570

		12,473,168

Philippines 0.1%

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	7,515	449,047

Poland 2.2%

Banks 0.4%
Bank Pekao S.A.	9,212	540,764
Powszechna Kasa Oszczednosci Bank Polski S.A.	69,632	899,956

		1,440,720

Energy 0.4%
Polski Koncern Naftowy Orlen S.A.	116,574	1,431,008

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	5,269	688,737

Materials 0.4%
KGHM Polska Miedz S.A.	37,447	1,297,984

 3

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.4%
Orange Polska S.A.	419,953	1,398,955

Utilities 0.4%
PGE S.A.	164,336	858,716
Tauron Polska Energia S.A.	380,138	515,047

		1,373,763

		7,631,167

Republic of Korea 19.4%

Automobiles & Components 2.1%
Hyundai Mobis	6,164	1,765,421
Hyundai Motor Co.	18,983	4,119,789
Kia Motors Corp.	28,840	1,438,918

		7,324,128

Banks 1.6%
Hana Financial Group, Inc.	30,847	1,167,231
KB Financial Group, Inc.	35,880	1,232,120
Shinhan Financial Group Co., Ltd.	51,710	2,182,186
Woori Finance Holdings Co., Ltd.	67,610	773,470

		5,355,007

Capital Goods 3.5%
Daelim Industrial Co., Ltd.	5,498	420,592
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	13,560	431,526
Doosan Corp.	3,136	398,128
Doosan Heavy Industries & Construction Co., Ltd.	11,180	379,200
Hyundai Engineering & Construction Co., Ltd.	8,041	434,634
Hyundai Heavy Industries Co., Ltd.	8,487	1,754,103
LG Corp.	59,077	3,141,762
Samsung C&T Corp.	21,704	1,180,348
Samsung Heavy Industries Co., Ltd.	19,440	603,196
SK Holdings Co., Ltd.	14,463	2,408,416
SK Networks Co., Ltd.	103,980	813,818

		11,965,723

Consumer Durables & Apparel 0.8%
LG Electronics, Inc.	43,414	2,643,706

Energy 1.1%
GS Holdings	22,285	1,056,453
S-Oil Corp.	10,554	670,222
SK Innovation Co., Ltd.	16,108	1,885,122

		3,611,797

Food & Staples Retailing 0.1%
E-Mart Co., Ltd.	1,967	474,114

Food, Beverage & Tobacco 0.3%
KT&G Corp.	13,572	959,873

Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	3,458	798,233
Samsung Life Insurance Co., Ltd.	5,918	567,772

		1,366,005

Materials 2.6%
Cheil Industries, Inc.	6,330	440,128
Hanwha Corp.	22,830	768,272
Hyosung Corp.	7,232	451,742
Hyundai Steel Co.	9,582	674,878
LG Chem Ltd.	5,734	1,373,577
Lotte Chemical Corp.	2,758	534,195
POSCO	16,507	4,588,947

		8,831,739

Retailing 0.3%
Lotte Shopping Co., Ltd.	1,391	492,094
Shinsegae Co., Ltd.	3,059	653,139

		1,145,233

Semiconductors & Semiconductor Equipment 4.0%
Samsung Electronics Co., Ltd.	10,316	12,216,294
SK Hynix, Inc. *	44,750	1,559,265

		13,775,559

Software & Services 0.6%
NAVER Corp.	955	602,562
SK C&C Co., Ltd.	14,059	1,624,625

		2,227,187

Technology Hardware & Equipment 0.7%
LG Display Co., Ltd. *	64,080	1,496,659
Samsung Electro-Mechanics Co., Ltd.	6,297	388,644
Samsung SDI Co., Ltd.	4,058	538,423

		2,423,726

Telecommunication Services 0.7%
LG Uplus Corp.	62,470	639,641
SK Telecom Co., Ltd.	8,477	1,707,991

		2,347,632

Utilities 0.6%
Korea Electric Power Corp. *	67,480	2,200,380

		66,651,809

Russia 14.0%

Banks 0.6%
Sberbank of Russia ADR	202,003	2,180,661

Energy 11.2%
Gazprom ADR	1,601,170	13,185,683
Gazprom OAO	354,000	1,458,306
LUKOIL ADR	227,440	12,912,625
LUKOIL OAO	24,299	1,368,550
NovaTek OAO GDR Reg’d	102,090	1,140,834
Rosneft Oil Co. GDR - Reg’d	216,651	1,481,720
Surgutneftegas ADR	698,607	5,364,589
Tatneft ADR	47,926	1,580,667

		38,492,974

Materials 1.0%
Mechel ADR (a)*	118,300	229,502
Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	148,094	2,249,987
Severstal GDR - Reg’d	58,510	472,979
Uralkali OJSC GDR - Reg’d	12,732	308,647

		3,261,115

Telecommunication Services 1.0%
Mobile TeleSystems ADR	76,351	1,317,055
Rostelecom OJSC ADR	46,369	867,340

4

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sistema JSFC	1,088,800	1,283,287

		3,467,682

Utilities 0.2%
Federal Hydrogenerating Co., ADR	283,271	442,017
Russian Grids OAO *	18,504,001	384,143

		826,160

		48,228,592

South Africa 7.1%

Banks 0.7%
Barclays Africa Group Ltd	38,921	456,450
Nedbank Group Ltd.	24,329	424,027
Standard Bank Group Ltd.	146,155	1,544,494

		2,424,971

Capital Goods 0.7%
Aveng Ltd. *	220,586	463,545
Barloworld Ltd.	69,050	649,992
Bidvest Group Ltd.	50,074	1,120,186

		2,233,723

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd.	191,685	791,799

Diversified Financials 0.3%
FirstRand Ltd.	292,447	822,370
Remgro Ltd.	21,656	362,241

		1,184,611

Energy 1.3%
Sasol Ltd.	92,714	4,461,000

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	28,540	367,841

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	17,906	429,631

Insurance 0.2%
Sanlam Ltd.	160,334	689,745

Materials 1.4%
Anglo American Platinum Ltd. *	12,864	513,805
AngloGold Ashanti Ltd.	42,281	615,762
ArcelorMittal South Africa Ltd. *	154,553	530,466
Gold Fields Ltd.	214,836	744,688
Impala Platinum Holdings Ltd.	123,686	1,292,114
Kumba Iron Ore Ltd.	12,492	507,744
Sappi Ltd. *	178,264	551,710

		4,756,289

Media 0.3%
Naspers Ltd., N Shares	9,359	962,830

Retailing 0.2%
Imperial Holdings Ltd.	32,299	538,519

Telecommunication Services 1.6%
MTN Group Ltd.	208,898	3,730,365
Telkom SA SOC Ltd. *	502,396	1,368,668
Vodacom Group Ltd.	36,801	389,634

		5,488,667

		24,329,626

Taiwan 12.9%

Banks 0.3%
CTBC Financial Holding Co., Ltd.	817,994	538,473
Mega Financial Holding Co., Ltd.	653,404	527,544

		1,066,017

Capital Goods 0.3%
Far Eastern New Century Corp.	641,137	661,119
Walsin Lihwa Corp. *	1,470,000	456,752

		1,117,871

Consumer Durables & Apparel 0.2%
Pou Chen Corp.	445,267	615,511

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	474,674	669,650

Energy 0.2%
Formosa Petrochemical Corp.	271,330	684,166

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	357,141	586,093

Insurance 0.2%
Cathay Financial Holding Co., Ltd.	384,142	577,674

Materials 2.4%
China Steel Corp.	2,084,489	1,790,602
Formosa Chemicals & Fibre Corp.	800,442	2,096,556
Formosa Plastics Corp.	707,732	1,817,558
Nan Ya Plastics Corp.	831,811	1,812,748
Taiwan Cement Corp.	395,299	577,063

		8,094,527

Semiconductors & Semiconductor Equipment 2.7%
Advanced Semiconductor Engineering, Inc.	696,094	637,815
MediaTek, Inc.	96,138	1,281,202
Siliconware Precision Industries Co.	582,270	701,508
Taiwan Semiconductor Manufacturing Co., Ltd.	1,648,689	5,677,182
United Microelectronics Corp.	2,754,965	1,127,337

		9,425,044

Technology Hardware & Equipment 5.5%
Innolux Corp. *	1,340,357	464,809
Acer, Inc. *	1,678,496	991,361
Asustek Computer, Inc.	211,041	1,936,211
AU Optronics Corp. *	4,629,800	1,345,487
Compal Electronics, Inc.	2,129,305	1,582,927
Delta Electronics, Inc.	162,025	886,738
Hon Hai Precision Industry Co., Ltd.	1,831,800	5,117,291
HTC Corp.	290,473	1,302,576
Inventec Corp.	1,039,639	959,176
Lite-On Technology Corp.	452,700	670,453
Pegatron Corp.	575,264	751,775
Quanta Computer, Inc.	470,500	1,151,552
Synnex Technology International Corp.	315,000	534,079
Wistron Corp.	906,222	747,372
WPG Holdings Ltd.	379,000	439,666

		18,881,473

 5

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd.	572,906	1,717,340
Far EasTone Telecommunications Co., Ltd.	187,622	368,596
Taiwan Mobile Co., Ltd.	134,600	394,948

		2,480,884

		44,198,910

Thailand 1.0%

Energy 0.7%
PTT Exploration & Production PCL	118,800	550,633
PTT PCL	176,287	1,473,954
Thai Oil PCL	242,800	387,994

		2,412,581

Materials 0.2%
PTT Global Chemical PCL	230,900	498,383

Telecommunication Services 0.1%
Advanced Info Service PCL - Reg’d	76,475	484,195

		3,395,159

Turkey 1.0%

Banks 0.4%
Akbank T.A.S.	150,665	385,433
Turkiye Garanti Bankasi A/S	176,006	465,986
Turkiye Halk Bankasi A/S	51,133	253,286
Turkiye Is Bankasi, Class C	189,352	340,398

		1,445,103

Capital Goods 0.1%
KOC Holding A/S	141,046	479,342

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	95,286	315,945

Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	31,721	522,867

Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S *	112,533	555,875

		3,319,132

Total Common Stock
(Cost $318,671,578)		303,025,224

Preferred Stock 8.7% of net assets

Brazil 6.9%

Banks 1.7%
Banco Bradesco S.A.	174,705	1,886,667
Itau Unibanco Holding S.A.	292,445	3,646,100
Itausa - Investimentos Itau S.A.	130,153	451,650

		5,984,417

Energy 1.7%
Petroleo Brasileiro S.A.	943,214	5,701,616

Materials 2.4%
Bradespar S.A.	38,775	356,632
Gerdau S.A.	231,342	1,644,055
Metalurgica Gerdau S.A.	163,285	1,449,317
Usinas Siderurgicas de Minas Gerais S.A., Class A *	121,952	601,359
Vale S.A.	351,585	4,349,362

		8,400,725

Telecommunication Services 0.4%
Oi S.A.	248,664	427,384
Telefonica Brasil S.A.	49,088	928,669

		1,356,053

Utilities 0.7%
Centrais Eletricas Brasileiras S.A., Class B	151,737	589,981
Companhia Energetica de Minas Gerais	167,503	963,921
Companhia Paranaense de Energia-Copel	29,136	336,001
Eletropaulo Metropolitana S.A.	145,164	528,143

		2,418,046

		23,860,857

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	23,562	259,706

Republic of Korea 0.7%

Automobiles & Components 0.2%
Hyundai Motor Co.	2,500	281,934
Hyundai Motor Co., 2nd	3,899	470,721

		752,655

Consumer Durables & Apparel 0.0%
LG Electronics, Inc.	7,070	167,992

Materials 0.0%
LG Chem Ltd.	878	108,767

Semiconductors & Semiconductor Equipment 0.5%
Samsung Electronics Co., Ltd.	1,768	1,558,073

		2,587,487

Russia 1.0%

Energy 1.0%
AK Transneft OAO	1,471	3,337,965

Total Preferred Stock
(Cost $42,366,153)		30,046,015

6

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.7% of net assets

United States 0.7%
iShares MSCI Emerging Markets ETF	67,500	2,577,825

Total Other Investment Company
(Cost $2,898,912)		2,577,825

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 2.0% of net assets

Time Deposit 1.7%
Wells Fargo
0.03%, 02/03/14	5,911,935	5,911,935

U.S. Treasury Obligation 0.3%
U.S. Treasury Bill
0.06%, 03/20/14 (b)(c)	920,000	919,931

Total Short-Term Investments
(Cost $6,831,863)		6,831,866

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (d)	252,675	252,675

Total Collateral Invested for Securities on Loan
(Cost $252,675)		252,675

End of Collateral Invested for Securities on Loan.

At 01/31/14, the tax basis cost of the fund’s investments was $375,256,433 and the unrealized appreciation and depreciation were $22,482,928 and ($55,258,431), respectively, with a net unrealized depreciation of ($32,775,503).

At 01/31/14, the values of certain foreign securities held by the fund aggregating $291,604,296 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $314,057.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	The rate shown is the purchase yield.
(d)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
ETF —	Exchange traded fund
GDR —	Global Depositary Receipt
Reg’d —	Registered

In addition to the above, the fund held the following at 01/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contract
MSCI Emerging Markets, mini, Long, expires 03/21/14	145	6,708,425	(259,061)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where

 7

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, futures contracts and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

8

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$118,034,379	$—	$118,034,379
Brazil[1]	—	816,463	—	816,463
Banks	1,283,301	1,292,488	—	2,575,789
Capital Goods	559,469	—	—	559,469
Energy	713,612	3,945,046	—	4,658,658
Food, Beverage & Tobacco	575,984	1,435,305	—	2,011,289
Materials	226,213	4,800,584	—	5,026,797
Telecommunication Services	614,844	104,400	—	719,244
Utilities	420,367	931,191	—	1,351,558
Chile[1]	—	546,006	—	546,006
Food & Staples Retailing	305,835	—	—	305,835
Utilities	1,451,021	—	—	1,451,021
Colombia[1]	781,650	—	—	781,650
Czech Republic[1]	—	971,821	—	971,821
Telecommunication Services	505,724	—	—	505,724
Mexico[1]	12,473,168	—	—	12,473,168
Poland[1]	—	6,232,212	—	6,232,212
Telecommunication Services	1,398,955	—	—	1,398,955
Republic of Korea[1]	—	65,691,936	—	65,691,936
Food, Beverage & Tobacco	959,873	—	—	959,873
Russia[1]	—	2,180,661	—	2,180,661
Energy	3,967,690	34,525,284	—	38,492,974
Materials	229,502	3,031,613	—	3,261,115
Telecommunication Services	2,600,342	867,340	—	3,467,682
Utilities	384,143	442,017	—	826,160
South Africa[1]	—	22,095,903	—	22,095,903
Capital Goods	463,545	1,770,178	—	2,233,723
Thailand[1]	3,395,159	—	—	3,395,159

 9

 Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Preferred Stock[1]	$—	$2,587,487	$—	$2,587,487
Brazil[1]	—	13,042,086	—	13,042,086
Materials	3,694,731	4,705,994	—	8,400,725
Utilities	864,144	1,553,902	—	2,418,046
Colombia[1]	259,706	—	—	259,706
Russia[1]	3,337,965	—	—	3,337,965
Other Investment Company[1]	2,577,825	—	—	2,577,825
Short-Term Investments[1]	—	6,831,866	—	6,831,866

Total	$44,044,768	$298,436,162	$—	$342,480,930

Other Financial Instruments
Collateral Invested for Securities on Loan	$252,675	$—	$—	$252,675

Liabilities Valuation Input

Other Financial Instruments
Futures Contract[2]	($259,061)	$—	$—	($259,061)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $5,433,852 and $7,156,058 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2014. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

On January 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46850JAN14

10

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

91.9%	Common Stock	137,686,141	167,584,659
7.7%	Other Investment Companies	13,981,991	14,126,656
0.0%	Warrants	—	—
0.2%	Short-Term Investments	244,981	244,984

99.8%	Total Investments	151,913,113	181,956,299
0.2%	Other Assets and Liabilities, Net		357,937

100.0%	Net Assets		182,314,236

	Number	Value
Security	of Shares	($)

Common Stock 91.9% of net assets

Automobiles & Components 0.2%
American Axle & Manufacturing Holdings, Inc. *	803	14,952
Cooper Tire & Rubber Co.	817	19,118
Dana Holding Corp.	1,753	33,167
Dorman Products, Inc. *	200	10,432
Drew Industries, Inc.	170	8,175
Fuel Systems Solutions, Inc. *	223	2,741
Gentherm, Inc. *	278	7,083
Modine Manufacturing Co. *	840	11,004
Standard Motor Products, Inc.	198	6,477
Stoneridge, Inc. *	155	1,764
Superior Industries International, Inc.	233	4,243
Tenneco, Inc. *	722	41,038
Winnebago Industries, Inc. *	12,074	289,293

		449,487

Banks 6.6%
1st Source Corp.	167	4,921
1st United Bancorp, Inc.	253	1,837
Access National Corp.	130	2,135
American National Bankshares, Inc.	73	1,697
Ameris Bancorp *	102	2,088
Ames National Corp.	74	1,573
Arrow Financial Corp.	68	1,695
Astoria Financial Corp.	570	7,547
Banco Latinoamericano de Comercio Exterior, S.A., Class E	479	12,167
BancorpSouth, Inc.	1,212	28,567
Bank Mutual Corp.	891	6,094
Bank of Kentucky Financial Corp.	63	2,264
Bank of Marin Bancorp	43	1,902
Bank of the Ozarks, Inc.	19,086	1,210,052
BankFinancial Corp.	420	3,818
Banner Corp.	324	11,933
Bar Harbor Bankshares	47	1,790
BBCN Bancorp, Inc.	963	14,493
Berkshire Hills Bancorp, Inc.	188	4,598
BofI Holding, Inc. *	193	15,971
Boston Private Financial Holdings, Inc.	946	11,626
Bridge Bancorp, Inc.	76	1,870
Bridge Capital Holdings *	106	2,337
Brookline Bancorp, Inc.	662	5,892
Bryn Mawr Bank Corp.	73	2,035
C&F Financial Corp.	32	1,129
Camden National Corp.	47	1,661
Capital Bank Financial Corp., Class A *	90	2,075
Capital City Bank Group, Inc. *	144	1,837
Capitol Federal Financial, Inc.	1,245	14,903
Cardinal Financial Corp.	319	5,439
Cascade Bancorp *	290	1,398
Cathay General Bancorp	913	21,455
Center Bancorp, Inc.	133	2,361
Centerstate Banks, Inc.	196	2,156
Century Bancorp, Inc., Class A	48	1,628
Charter Financial Corp.	168	1,806
Chemical Financial Corp.	186	5,372
Chemung Financial Corp.	50	1,683
Citizens & Northern Corp.	277	5,424
City Holding Co.	117	5,221
Clifton Savings Bancorp, Inc.	139	1,760
CNB Financial Corp.	102	1,638
Columbia Banking System, Inc.	609	15,901
Community Bank System, Inc.	576	20,506
Community Trust Bancorp, Inc.	169	6,848
ConnectOne Bancorp, Inc. *	56	2,558
CVB Financial Corp.	989	14,756
Dime Community Bancshares, Inc.	304	4,967
Doral Financial Corp. *	66	824
Eagle Bancorp, Inc. *	294	9,776
East West Bancorp, Inc.	1	21
Enterprise Bancorp, Inc.	99	2,047
Enterprise Financial Services Corp.	341	6,349
ESB Financial Corp.	136	1,749
ESSA Bancorp, Inc.	310	3,497
EverBank Financial Corp.	569	10,134
F.N.B. Corp.	1,926	22,804
Farmers Capital Bank Corp. *	75	1,542
Federal Agricultural Mortgage Corp., Class C	62	1,900
Financial Institutions, Inc.	161	3,362
First Bancorp, Inc.	103	1,750
First Busey Corp.	72,009	396,049
First Commonwealth Financial Corp.	784	6,437
First Community Bancshares, Inc.	107	1,732
First Connecticut Bancorp, Inc.	350	5,394
First Defiance Financial Corp.	73	1,878

 1

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Federal Bancshares of Arkansas, Inc. *	215	1,782
First Financial Bancorp	612	10,147
First Financial Bankshares, Inc.	383	23,428
First Financial Corp.	124	3,989
First Financial Holdings, Inc.	154	9,479
First Merchants Corp.	166	3,501
First Midwest Bancorp, Inc.	59,612	952,004
First Niagara Financial Group, Inc.	59,400	513,216
Firstmerit Corp.	37,837	769,983
Flushing Financial Corp.	28,022	575,572
Fox Chase Bancorp, Inc.	185	3,165
Franklin Financial Corp. *	185	3,517
German American Bancorp, Inc.	77	2,076
Glacier Bancorp, Inc.	31,361	828,871
Great Southern Bancorp, Inc.	188	5,198
Guaranty Bancorp	155	2,009
Hancock Holding Co.	18,006	623,008
Hanmi Financial Corp.	351	7,571
Heartland Financial USA, Inc.	62	1,562
Heritage Commerce Corp.	248	1,986
Heritage Financial Corp.	278	4,734
Heritage Oaks Bancorp *	282	2,160
Hingham Institution for Savings	27	2,122
Home Bancorp, Inc. *	90	1,814
Home BancShares, Inc.	604	18,627
Home Federal Bancorp, Inc.	136	1,972
Home Loan Servicing Solutions Ltd.	869	17,832
HomeTrust Bancshares, Inc. *	218	3,447
Horizon Bancorp	84	1,870
IBERIABANK Corp.	312	20,542
Independent Bank Corp.	171	6,183
Independent Bank Group, Inc.	55	2,794
International Bancshares Corp.	44,857	1,050,102
Investors Bancorp, Inc.	564	14,309
Kearny Financial Corp. *	167	1,909
Lakeland Financial Corp.	158	5,788
LCNB Corp.	79	1,391
MainSource Financial Group, Inc.	122	1,990
MB Financial, Inc.	23,563	662,120
Merchants Bancshares, Inc.	58	1,728
Meridian Interstate Bancorp, Inc. *	92	2,166
Meta Financial Group, Inc.	84	3,398
Metro Bancorp, Inc. *	247	4,908
MGIC Investment Corp. *	3,588	30,462
Middleburg Financial Corp.	90	1,607
MidSouth Bancorp, Inc.	214	3,319
MidWestOne Financial Group, Inc.	70	1,721
NASB Financial, Inc.	66	1,762
National Bank Holdings Corp., Class A	284	5,532
National Bankshares, Inc.	94	3,423
National Penn Bancshares, Inc.	60,519	628,187
NBT Bancorp, Inc.	552	13,270
NewBridge Bancorp *	271	1,894
Northfield Bancorp, Inc.	345	4,288
Northrim BanCorp, Inc.	74	1,777
Northwest Bancshares, Inc.	68,898	968,706
OceanFirst Financial Corp.	300	5,328
OFG Bancorp	167	2,435
Old National Bancorp	1,439	20,146
OmniAmerican Bancorp, Inc. *	193	4,327
Oritani Financial Corp.	482	7,587
Pacific Continental Corp.	150	2,115
PacWest Bancorp	540	21,659
Palmetto Bancshares, Inc. *	123	1,494
Park National Corp.	92	7,204
Park Sterling Corp.	898	6,062
Peapack-Gladstone Financial Corp.	128	2,368
Penns Woods Bancorp, Inc.	41	1,853
PennyMac Financial Services, Inc., Class A *	80	1,358
Peoples Bancorp, Inc.	147	3,315
Pinnacle Financial Partners, Inc.	421	13,741
Preferred Bank *	104	2,239
PrivateBancorp, Inc.	713	20,385
Prosperity Bancshares, Inc.	703	43,980
Provident Financial Holdings, Inc.	250	3,763
Provident Financial Services, Inc.	615	10,652
Radian Group, Inc.	2,260	33,629
Renasant Corp.	277	7,975
Republic Bancorp, Inc., Class A	75	1,732
S&T Bancorp, Inc.	199	4,655
S.Y. Bancorp, Inc.	68	2,012
Sandy Spring Bancorp, Inc.	230	5,743
Sierra Bancorp	117	1,854
Simmons First National Corp., Class A	206	7,113
Southside Bancshares, Inc.	221	5,890
Southwest Bancorp, Inc.	261	4,554
State Bank Financial Corp.	630	10,792
Sterling Bancorp	409	5,153
Sterling Financial Corp.	536	16,884
Suffolk Bancorp *	99	1,909
Sun Bancorp, Inc. *	541	1,715
Susquehanna Bancshares, Inc.	2,136	23,133
Territorial Bancorp, Inc.	73	1,653
Texas Capital Bancshares, Inc. *	529	31,460
The Bancorp, Inc. *	650	12,383
The First of Long Island Corp.	51	2,018
Tompkins Financial Corp.	38	1,782
TowneBank	116	1,745
TriCo Bancshares	237	5,868
Tristate Capital Holdings, Inc. *	128	1,759
TrustCo Bank Corp.	1,765	11,525
Trustmark Corp.	679	16,133
UMB Financial Corp.	369	21,878
Umpqua Holdings Corp.	1,390	24,408
Union First Market Bankshares Corp.	493	11,368
United Bankshares, Inc.	674	20,146
United Community Banks, Inc. *	452	7,539
United Financial Bancorp, Inc.	375	6,649
Univest Corp. of Pennsylvania	90	1,690
VantageSouth Bancshares, Inc. *	383	2,198
ViewPoint Financial Group, Inc.	620	15,264
Washington Banking Co.	245	4,359
Washington Trust Bancorp, Inc.	60	1,976
Waterstone Financial, Inc. *	190	2,006
Webster Financial Corp.	42,563	1,291,361
WesBanco, Inc.	200	5,712
West Bancorp, Inc.	141	2,085
Westamerica Bancorp	5,867	289,595
Western Alliance Bancorp *	957	21,456

2

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Westfield Financial, Inc.	414	3,088
Wilshire Bancorp, Inc.	1,173	11,683
Wintrust Financial Corp.	271	11,878
WSFS Financial Corp.	32	2,298

		11,986,264

Capital Goods 9.0%
AAON, Inc.	318	9,432
AAR Corp.	367	9,780
Accuride Corp. *	750	2,857
Aceto Corp.	475	10,127
Actuant Corp., Class A	13,033	445,989
Acuity Brands, Inc.	405	51,451
Aegion Corp. *	602	12,353
Aerovironment, Inc. *	366	10,914
Aircastle Ltd.	931	17,587
Alamo Group, Inc.	42	2,109
Albany International Corp., Class A	33,539	1,159,443
Altra Industrial Motion Corp.	222	6,962
Ameresco, Inc., Class A *	500	4,930
American Science & Engineering, Inc.	132	9,027
Ampco-Pittsburgh Corp.	197	3,508
Apogee Enterprises, Inc.	320	10,816
Applied Industrial Technologies, Inc.	6,995	353,527
Argan, Inc.	351	9,972
Astec Industries, Inc.	123	4,576
Astronics Corp. *	236	14,296
AZZ, Inc.	190	7,944
B/E Aerospace, Inc. *	3,390	269,403
Barnes Group, Inc.	19,945	746,741
Beacon Roofing Supply, Inc. *	500	18,895
Blount International, Inc. *	317	4,064
Brady Corp., Class A	485	13,270
Briggs & Stratton Corp.	380	8,007
Capstone Turbine Corp. *	5,700	9,234
Chart Industries, Inc. *	8,739	746,660
Chicago Bridge & Iron Co., N.V.	5,120	383,949
CIRCOR International, Inc.	136	9,795
CLARCOR, Inc.	430	23,831
Comfort Systems USA, Inc.	363	6,185
Cubic Corp.	16,230	803,872
Curtiss-Wright Corp.	560	34,395
DigitalGlobe, Inc. *	893	34,095
Douglas Dynamics, Inc.	430	6,244
DXP Enterprises, Inc. *	129	12,389
Dycom Industries, Inc. *	360	10,019
Dynamic Materials Corp.	194	4,235
EMCOR Group, Inc.	760	32,308
Encore Wire Corp.	156	7,970
EnerSys, Inc.	596	40,564
Engility Holdings, Inc. *	249	9,539
Enphase Energy, Inc. *	247	1,828
EnPro Industries, Inc. *	253	18,353
ESCO Technologies, Inc.	23,404	816,800
Esterline Technologies Corp. *	346	35,621
Federal Signal Corp. *	998	12,295
Franklin Electric Co., Inc.	17,806	709,391
FuelCell Energy, Inc. *	4,100	5,863
Furmanite Corp. *	517	6,038
GATX Corp.	20,700	1,198,530
GenCorp, Inc. *	786	13,378
Generac Holdings, Inc.	616	29,648
General Cable Corp.	378	10,784
Gibraltar Industries, Inc. *	269	4,804
Global Power Equipment Group, Inc.	165	2,939
GrafTech International Ltd. *	706	7,236
Graham Corp.	175	6,249
Granite Construction, Inc.	406	13,516
Great Lakes Dredge & Dock Corp. *	907	6,830
Griffon Corp.	404	5,074
H&E Equipment Services, Inc. *	411	12,445
HEICO Corp.	735	39,117
Hexcel Corp. *	16,800	700,224
Houston Wire & Cable Co.	288	3,810
Hurco Cos., Inc.	62	1,607
Hyster-Yale Materials Handling, Inc.	88	7,547
II-VI, Inc. *	798	12,185
Innovative Solutions & Support, Inc. *	247	1,680
John Bean Technologies Corp.	331	10,218
Kadant, Inc.	176	6,320
Kaman Corp.	176	6,822
Kratos Defense & Security Solutions, Inc. *	818	5,914
L.B. Foster Co., Class A	39	1,679
Layne Christensen Co. *	350	5,936
Lennox International, Inc.	4,170	360,955
Lindsay Corp.	135	11,475
LSI Industries, Inc.	220	1,857
Luxfer Holdings plc ADR	16,000	335,040
Lydall, Inc. *	323	5,707
MasTec, Inc. *	637	22,894
Meritor, Inc. *	629	6,906
Miller Industries, Inc.	263	4,823
Moog, Inc., Class A *	513	30,811
Mueller Industries, Inc.	26,346	1,639,775
Mueller Water Products, Inc., Class A	1,519	13,185
MYR Group, Inc. *	305	7,646
National Presto Industries, Inc. *	23	1,750
NCI Building Systems, Inc. *	471	8,685
Nortek, Inc. *	45	3,384
Northwest Pipe Co. *	60	2,105
Omega Flex, Inc.	119	2,375
Orbital Sciences Corp. *	602	14,719
PGT, Inc. *	204	2,179
Pike Corp. *	141	1,486
PMFG, Inc. *	210	1,569
Polypore International, Inc. *	17,989	596,335
Powell Industries, Inc.	43	2,641
Preformed Line Products Co.	25	1,687
Primoris Services Corp.	575	18,268
Proto Labs, Inc. *	9,597	761,618
Quanex Building Products Corp.	687	13,019
Raven Industries, Inc.	8,805	329,747
RBC Bearings, Inc. *	163	10,569
Rexnord Corp. *	277	7,196
Rush Enterprises, Inc., Class A *	275	7,601
Simpson Manufacturing Co., Inc.	565	18,419
Sparton Corp. *	100	2,787
Standex International Corp.	110	6,257
Sterling Construction Co., Inc. *	183	1,980
Sun Hydraulics Corp.	156	5,702

 3

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TAL International Group, Inc. *	294	12,651
Taser International, Inc. *	811	13,025
Teledyne Technologies, Inc. *	379	34,819
Tennant Co.	211	13,531
Textainer Group Holdings Ltd.	148	5,371
The Gorman-Rupp Co.	178	5,666
The Greenbrier Cos., Inc. *	274	10,053
The Middleby Corp. *	214	52,768
Thermon Group Holdings, Inc. *	245	6,635
Titan International, Inc.	760	12,738
Titan Machinery, Inc. *	100	1,630
Trex Co., Inc. *	174	12,237
TriMas Corp. *	15,729	547,369
Triumph Group, Inc.	6,230	426,257
Tutor Perini Corp. *	625	14,125
Twin Disc, Inc.	175	4,125
United Rentals, Inc. *	3,520	284,909
Universal Forest Products, Inc.	133	6,989
USG Corp. *	864	26,438
Vicor Corp. *	299	3,089
Wabash National Corp. *	36,762	504,007
Watsco, Inc.	4,602	435,441
Watts Water Technologies, Inc., Class A	325	18,206
Westport Innovations, Inc. *	35,181	598,781
Woodward, Inc.	729	31,238
Xerium Technologies, Inc. *	350	5,866

		16,465,061

Commercial & Professional Supplies 4.9%
ABM Industries, Inc.	513	13,677
Acacia Research Corp.	67,603	934,273
ACCO Brands Corp. *	105,782	614,593
Acorn Energy, Inc.	192	666
Barrett Business Services, Inc.	134	10,507
Casella Waste Systems, Inc., Class A *	875	4,489
CBIZ, Inc. *	487	4,188
CDI Corp.	118	2,020
CECO Environmental Corp.	237	3,683
Compx International, Inc.	132	1,721
Courier Corp.	120	1,895
CRA International, Inc. *	91	1,716
Deluxe Corp.	586	28,450
EnerNOC, Inc. *	560	12,544
Ennis, Inc.	287	4,153
Exponent, Inc.	89	6,428
FTI Consulting, Inc. *	419	15,532
G&K Services, Inc., Class A	23,643	1,321,407
GP Strategies Corp. *	298	8,270
Healthcare Services Group, Inc.	719	19,506
Heidrick & Struggles International, Inc.	102	1,701
Heritage-Crystal Clean, Inc. *	114	1,895
Herman Miller, Inc.	593	16,622
HNI Corp.	475	16,297
Huron Consulting Group, Inc. *	307	20,336
ICF International, Inc. *	382	12,858
InnerWorkings, Inc. *	698	5,263
Insperity, Inc.	333	10,996
Interface, Inc.	681	14,267
Intersections, Inc.	341	2,523
Kelly Services, Inc., Class A	381	9,136
Kforce, Inc.	571	10,352
Kimball International, Inc., Class B	165	2,454
Knoll, Inc.	699	11,603
Korn/Ferry International *	566	13,278
McGrath RentCorp	152	5,566
Mine Safety Appliances Co.	375	18,893
Mistras Group, Inc. *	196	4,579
MiX Telematics Ltd. ADR *	44,890	534,640
Mobile Mini, Inc. *	296	11,446
Multi-Color Corp.	58	2,086
Navigant Consulting, Inc. *	787	13,828
NL Industries, Inc.	152	1,678
On Assignment, Inc. *	18,595	551,900
Pendrell Corp. *	1,575	2,300
Quad Graphics, Inc.	332	7,613
Resources Connection, Inc.	434	5,850
SP Plus Corp. *	41,780	1,055,363
Steelcase, Inc., Class A	743	10,974
Team, Inc. *	331	14,011
Tetra Tech, Inc. *	816	24,080
The Advisory Board Co. *	19,335	1,224,099
The Brink’s Co.	692	21,895
The Corporate Executive Board Co.	11,495	840,284
TRC Cos., Inc. *	251	1,704
TrueBlue, Inc. *	239	5,863
UniFirst Corp.	132	13,966
United Stationers, Inc.	32,022	1,326,671
US Ecology, Inc.	45	1,609
Viad Corp.	380	9,990
VSE Corp.	41	1,809
WageWorks, Inc. *	193	12,003

		8,883,999

Consumer Durables & Apparel 4.0%
Arctic Cat, Inc.	5,899	249,764
Bassett Furniture Industries, Inc.	108	1,523
Beazer Homes USA, Inc. *	98	2,206
Black Diamond, Inc. *	183	1,949
Blyth, Inc.	300	2,814
Brunswick Corp.	1,055	43,740
Callaway Golf Co.	1,416	11,569
Cavco Industries, Inc. *	34	2,656
Columbia Sportswear Co.	204	15,167
Costa, Inc. *	102	2,192
Crocs, Inc. *	945	14,506
CSS Industries, Inc.	196	5,253
Culp, Inc.	98	1,981
Ethan Allen Interiors, Inc.	459	11,585
Fifth & Pacific Cos., Inc. *	1,424	40,869
Flexsteel Industries, Inc.	70	2,158
G-III Apparel Group Ltd. *	89	6,227
Helen of Troy Ltd. *	27,743	1,526,975
Hooker Furniture Corp.	107	1,621
Hovnanian Enterprises, Inc., Class A *	808	4,872
Iconix Brand Group, Inc. *	702	26,114
iRobot Corp. *	262	9,259
JAKKS Pacific, Inc.	714	4,113
Johnson Outdoors, Inc., Class A	67	1,593

4

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
KB Home	991	19,166
La-Z-Boy, Inc.	492	13,245
LeapFrog Enterprises, Inc. *	1,107	7,882
Lifetime Brands, Inc.	127	1,958
M.D.C. Holdings, Inc.	372	11,491
M/I Homes, Inc. *	38,938	957,485
Marine Products Corp.	229	1,834
Meritage Homes Corp. *	482	23,411
Movado Group, Inc.	234	8,833
NACCO Industries, Inc., Class A	44	2,598
Nautilus, Inc. *	206	1,755
Oxford Industries, Inc.	210	15,849
Perry Ellis International, Inc. *	300	4,701
Quiksilver, Inc. *	79,922	563,450
R. G. Barry Corp.	108	1,913
Skechers U.S.A., Inc., Class A *	433	12,509
Skullcandy, Inc. *	650	4,745
Smith & Wesson Holding Corp. *	945	12,370
Standard Pacific Corp. *	1,287	11,326
Steven Madden Ltd. *	709	23,106
Sturm, Ruger & Co., Inc.	143	10,892
The Jones Group, Inc.	796	11,741
The Ryland Group, Inc.	543	24,239
Tri Pointe Homes, Inc. *	72,700	1,282,428
Tumi Holdings, Inc. *	23,810	476,914
UCP, Inc., Class A *	22,970	334,673
Vera Bradley, Inc. *	351	8,431
Vince Holding Corp. *	13,220	308,819
William Lyon Homes, Class A *	45,210	1,088,205
Wolverine World Wide, Inc.	1,060	29,574
Zagg, Inc. *	972	4,102

		7,270,351

Consumer Services 3.2%
American Public Education, Inc. *	186	7,873
Ascent Capital Group, Inc., Class A *	89	6,368
Biglari Holdings, Inc. *	13	5,680
BJ’s Restaurants, Inc. *	371	10,522
Bloomin’ Brands, Inc. *	399	9,165
Bob Evans Farms, Inc.	356	17,889
Boyd Gaming Corp. *	838	8,849
Bravo Brio Restaurant Group, Inc. *	350	5,229
Bridgepoint Education, Inc. *	135	2,346
Buffalo Wild Wings, Inc. *	215	30,500
Caesars Entertainment Corp. *	385	8,474
Capella Education Co.	123	7,674
CEC Entertainment, Inc.	14,112	761,484
Choice Hotels International, Inc.	3,850	186,840
Churchill Downs, Inc.	120	10,693
Chuy’s Holdings, Inc. *	43	1,553
Corinthian Colleges, Inc. *	1,452	2,134
Cracker Barrel Old Country Store, Inc.	211	20,891
Denny’s Corp. *	1,027	7,045
DineEquity, Inc.	126	9,804
Diversified Restaurant Holdings, Inc. *	206	1,046
Education Management Corp. *	158	1,095
Einstein Noah Restaurant Group, Inc.	121	1,846
Fiesta Restaurant Group, Inc. *	203	8,723
Grand Canyon Education, Inc. *	17,098	749,234
Hillenbrand, Inc.	654	17,704
Ignite Restaurant Group, Inc. *	89	1,082
International Speedway Corp., Class A	319	10,709
Interval Leisure Group, Inc.	313	8,263
ITT Educational Services, Inc. *	274	8,056
Jack in the Box, Inc. *	473	23,920
Jamba, Inc. *	114	1,456
JTH Holding, Inc., Class A *	105	2,749
K12, Inc. *	436	9,570
Krispy Kreme Doughnuts, Inc. *	736	12,696
Life Time Fitness, Inc. *	423	17,411
LifeLock, Inc. *	35,272	719,902
Lincoln Educational Services Corp.	751	3,282
Luby’s, Inc. *	205	1,339
Marriott Vacations Worldwide Corp. *	253	12,114
Matthews International Corp., Class A	24,910	1,059,173
Multimedia Games Holding Co., Inc. *	310	9,846
Nathan’s Famous, Inc. *	33	1,615
Orient-Express Hotels Ltd., Class A *	1,121	15,873
Papa John’s International, Inc.	432	20,792
Pinnacle Entertainment, Inc. *	608	13,285
Popeyes Louisiana Kitchen, Inc. *	295	11,874
Red Robin Gourmet Burgers, Inc. *	13,170	848,543
Regis Corp.	569	7,016
Ruby Tuesday, Inc. *	766	4,290
Ruth’s Hospitality Group, Inc.	600	7,854
Scientific Games Corp., Class A *	564	7,941
Sonic Corp. *	749	13,325
Sotheby’s	812	38,911
Speedway Motorsports, Inc.	96	1,839
Steiner Leisure Ltd. *	92	4,509
Strayer Education, Inc. *	108	3,776
Texas Roadhouse, Inc.	29,834	723,474
The Cheesecake Factory, Inc.	673	29,975
The Marcus Corp.	350	4,571
Universal Technical Institute, Inc.	400	4,708
Vail Resorts, Inc.	346	23,580
Weight Watchers International, Inc.	11,595	313,413

		5,903,393

Diversified Financials 4.6%
Apollo Investment Corp.	2,835	23,927
Arlington Asset Investment Corp., Class A	280	7,350
BGC Partners, Inc., Class A	949	6,102
BlackRock Kelso Capital Corp.	209	1,942
Calamos Asset Management, Inc., Class A	525	6,022
California First National Bancorp	102	1,510
Capital Southwest Corp.	48	1,640
Cash America International, Inc.	385	14,141
Cohen & Steers, Inc.	135	4,869
Credit Acceptance Corp. *	80	11,134
DFC Global Corp. *	729	5,482
Diamond Hill Investment Group	21	2,405
Encore Capital Group, Inc. *	184	8,757

 5

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Evercore Partners, Inc., Class A	438	24,458
Ezcorp, Inc., Class A *	574	6,303
FBR & Co. *	184	4,464
Fidus Investment Corp.	94	1,952
Fifth Street Finance Corp.	1,407	13,240
Financial Engines, Inc.	590	35,943
First Cash Financial Services, Inc. *	15,763	774,594
FXCM, Inc., Class A	648	11,107
Gain Capital Holdings, Inc.	67,200	597,408
GAMCO Investors, Inc., Class A	30	2,424
Garrison Capital, Inc.	113	1,620
GFI Group, Inc.	943	3,583
Gladstone Capital Corp.	406	4,007
Gladstone Investment Corp.	600	4,878
Golub Capital BDC, Inc.	96	1,757
Green Dot Corp., Class A *	498	11,215
Greenhill & Co., Inc.	13,565	704,702
GSV Capital Corp. *	375	5,006
Hercules Technology Growth Capital, Inc.	939	14,893
HFF, Inc., Class A	301	8,904
Horizon Technology Finance Corp.	310	4,486
ICG Group, Inc. *	86,187	1,636,691
INTL FCStone, Inc. *	177	3,122
Investment Technology Group, Inc. *	253	4,175
Janus Capital Group, Inc.	1,351	14,847
JMP Group, Inc.	247	1,838
KCAP Financial, Inc.	580	4,623
KCG Holdings, Inc., Class A *	700	7,742
Ladenburg Thalmann Financial Services, Inc. *	1,958	4,699
Main Street Capital Corp.	246	8,334
Manning & Napier, Inc.	300	5,025
MarketAxess Holdings, Inc.	468	29,362
Marlin Business Services Corp.	80	2,030
MCG Capital Corp.	1,300	5,811
Medallion Financial Corp.	375	4,999
Medley Capital Corp.	614	8,467
MVC Capital, Inc.	450	6,412
Nelnet, Inc., Class A	172	6,407
New Mountain Finance Corp.	97	1,434
NewStar Financial, Inc. *	128	2,013
Nicholas Financial, Inc.	110	1,736
PennantPark Floating Rate Capital Ltd.	118	1,646
PennantPark Investment Corp.	634	7,177
PHH Corp. *	497	12,062
PICO Holdings, Inc. *	64,479	1,519,770
Piper Jaffray Cos. *	312	12,255
Portfolio Recovery Associates, Inc. *	15,704	788,655
Prospect Capital Corp.	2,462	26,762
Pzena Investment Management, Inc., Class A	326	3,443
Regional Management Corp. *	66	2,193
Resource America, Inc., Class A	210	1,844
Safeguard Scientifics, Inc. *	23,872	437,574
Solar Capital Ltd.	21,242	470,085
Solar Senior Capital Ltd.	275	4,969
Stellus Capital Investment Corp.	109	1,612
Stifel Financial Corp. *	19,328	872,659
TCP Capital Corp.	350	6,062
The First Marblehead Corp. *	394	2,348
THL Credit, Inc.	280	4,430
TICC Capital Corp.	100	1,015
Triangle Capital Corp.	472	12,725
Virtus Investment Partners, Inc. *	53	9,660
Walter Investment Management Corp. *	369	11,380
WhiteHorse Finance, Inc.	111	1,643
WisdomTree Investments, Inc. *	1,219	17,212
World Acceptance Corp. *	106	10,143

		8,331,316

Energy 7.2%
Adams Resources & Energy, Inc.	80	5,322
Alon USA Energy, Inc.	425	6,677
Alpha Natural Resources, Inc. *	1,596	9,065
Amyris, Inc. *	611	2,584
Apco Oil & Gas International, Inc. *	55	775
Approach Resources, Inc. *	99,560	2,000,160
Arch Coal, Inc.	2,625	11,130
Basic Energy Services, Inc. *	520	8,908
Bellatrix Exploration Ltd. *	350,980	2,513,017
Bill Barrett Corp. *	503	14,089
Bolt Technology Corp.	101	2,189
Bonanza Creek Energy, Inc. *	279	11,358
BPZ Resources, Inc. *	1,313	2,626
Bristow Group, Inc.	445	31,947
C&J Energy Services, Inc. *	525	12,274
Cal Dive International, Inc. *	845	1,386
Callon Petroleum Co. *	775	5,231
CARBO Ceramics, Inc.	192	22,103
Carrizo Oil & Gas, Inc. *	22,922	942,094
Clayton Williams Energy, Inc. *	52	3,589
Clean Energy Fuels Corp. *	957	11,417
Cloud Peak Energy, Inc. *	915	17,138
Comstock Resources, Inc.	678	11,628
Contango Oil & Gas Co. *	98	4,112
Crosstex Energy, Inc.	679	25,462
Delek US Holdings, Inc.	226	6,848
Diamondback Energy, Inc. *	13,288	690,710
Emerald Oil, Inc. *	249	1,910
Endeavour International Corp. *	900	5,931
Energy XXI (Bermuda) Ltd.	915	20,999
EPL Oil & Gas, Inc. *	389	10,452
Era Group, Inc. *	23,493	688,110
Evolution Petroleum Corp.	368	4,843
EXCO Resources, Inc.	930	4,771
Exterran Holdings, Inc. *	688	23,901
Forest Oil Corp. *	1,042	3,178
Forum Energy Technologies, Inc. *	320	8,038
Frontline Ltd. *	849	3,506
FX Energy, Inc. *	1,211	4,335
GasLog Ltd.	246	5,156
Gastar Exploration Ltd. *	637	3,796
Geospace Technologies Corp. *	3,647	290,009
Global Geophysical Services, Inc. *	365	540
Goodrich Petroleum Corp. *	399	6,871
Green Plains Renewable Energy, Inc.	321	7,152
Gulf Island Fabrication, Inc.	137	2,776
GulfMark Offshore, Inc., Class A	323	13,747
Halcon Resources Corp. *	1,475	4,971

6

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hallador Energy Co.	205	1,570
Helix Energy Solutions Group, Inc. *	1,159	23,632
Hercules Offshore, Inc. *	1,421	7,077
Hornbeck Offshore Services, Inc. *	476	20,330
ION Geophysical Corp. *	1,487	4,506
Isramco, Inc. *	19	2,398
Key Energy Services, Inc. *	1,733	12,634
KiOR, Inc., Class A *	377	449
Knightsbridge Tankers Ltd.	271	2,553
Kodiak Oil & Gas Corp. *	3,097	32,859
L&L Energy, Inc. (d)(e)*	470	630
Magnum Hunter Resources Corp. *	1,777	14,838
Matador Resources Co. *	488	9,487
Matrix Service Co. *	288	7,569
Midstates Petroleum Co., Inc. *	288	1,345
Miller Energy Resources, Inc. *	401	3,164
Mitcham Industries, Inc. *	316	4,772
Natural Gas Services Group, Inc. *	230	6,647
Newpark Resources, Inc. *	1,132	12,859
Nordic American Tankers Ltd.	851	9,310
Northern Oil & Gas, Inc. *	13,094	190,387
Nuverra Environmental Solutions, Inc. *	117	1,692
Panhandle Oil & Gas, Inc., Class A	56	2,165
Parker Drilling Co. *	1,022	7,604
PDC Energy, Inc. *	405	20,193
Penn Virginia Corp. *	19,225	230,508
PetroQuest Energy, Inc. *	764	2,949
PHI, Inc. - Non Voting Shares *	154	5,672
Pioneer Energy Services Corp. *	762	6,386
Quicksilver Resources, Inc. *	828	2,575
Renewable Energy Group, Inc. *	128	1,281
Rentech, Inc. *	2,658	4,758
Resolute Energy Corp. *	676	5,401
Rex Energy Corp. *	550	10,362
RigNet, Inc. *	67	3,126
Rosetta Resources, Inc. *	594	25,310
Sanchez Energy Corp. *	366	10,061
Scorpio Tankers, Inc.	126,006	1,260,060
SEACOR Holdings, Inc. *	16,236	1,366,746
SemGroup Corp., Class A	525	32,424
Ship Finance International Ltd.	846	14,483
Solazyme, Inc. *	249	3,229
Stone Energy Corp. *	422	13,061
Swift Energy Co. *	615	7,614
Synergy Resources Corp. *	226	1,953
T.G.C. Industries, Inc. *	575	3,743
Targa Resources Corp.	315	28,441
Teekay Tankers Ltd., Class A	1,281	4,355
Tesco Corp. *	617	13,031
TETRA Technologies, Inc. *	1,052	10,857
Triangle Petroleum Corp. *	1,061	8,074
Unit Corp. *	43,334	2,165,400
Uranium Energy Corp. *	1,212	2,097
VAALCO Energy, Inc. *	727	4,377
W&T Offshore, Inc.	463	6,630
Warren Resources, Inc. *	1,494	5,035
Western Refining, Inc.	553	21,628
Westmoreland Coal Co. *	151	3,278
Willbros Group, Inc. *	458	3,824

		13,178,230

Food & Staples Retailing 1.3%
Arden Group, Inc., Class A	15	1,893
Casey’s General Stores, Inc.	13,430	922,238
Ingles Markets, Inc., Class A	68	1,848
Natural Grocers by Vitamin Cottage, Inc. *	79	3,000
PriceSmart, Inc.	184	16,725
Rite Aid Corp. *	7,310	40,570
Spartan Stores, Inc.	442	9,985
SUPERVALU, Inc. *	1,788	10,335
Susser Holdings Corp. *	215	13,111
The Andersons, Inc.	205	16,962
The Chefs’ Warehouse, Inc. *	99	2,337
The Fresh Market, Inc. *	8,260	288,769
The Pantry, Inc. *	475	6,940
United Natural Foods, Inc. *	14,435	975,373
Village Super Market, Inc., Class A	150	4,356
Weis Markets, Inc.	99	4,873

		2,319,315

Food, Beverage & Tobacco 2.1%
Alico, Inc.	40	1,461
Annie’s, Inc. *	4,558	182,867
B&G Foods, Inc.	714	23,398
Boulder Brands, Inc. *	689	9,880
Cal-Maine Foods, Inc.	152	7,658
Calavo Growers, Inc.	64	1,944
Chiquita Brands International, Inc. *	516	5,459
Coca-Cola Bottling Co. Consolidated	28	1,912
Craft Brew Alliance, Inc. *	211	3,190
Darling International, Inc. *	1,611	31,511
Diamond Foods, Inc. *	18,528	488,398
Farmer Bros. Co. *	120	2,596
Fresh Del Monte Produce, Inc.	372	9,843
Griffin Land & Nurseries, Inc.	62	1,897
Inventure Foods, Inc. *	208	2,606
J&J Snack Foods Corp.	97	8,546
John B. Sanfilippo & Son, Inc.	86	1,991
Lancaster Colony Corp.	202	17,558
Lifeway Foods, Inc.	98	1,376
Limoneira Co.	88	1,828
National Beverage Corp. *	228	4,726
Pilgrim’s Pride Corp. *	845	14,137
Post Holdings, Inc. *	11,250	602,212
Sanderson Farms, Inc.	11,025	819,709
Seaboard Corp. *	2	5,100
Seneca Foods Corp., Class A *	55	1,599
Snyders-Lance, Inc.	528	14,103
The Boston Beer Co., Inc., Class A *	102	21,248
The Hain Celestial Group, Inc. *	6,272	576,334
Tootsie Roll Industries, Inc. (e)	18,218	552,734
TreeHouse Foods, Inc. *	6,418	422,561
Universal Corp.	260	13,343
Vector Group Ltd.	587	10,484

		3,864,209

Health Care Equipment & Services 8.8%
Abaxis, Inc. *	283	10,802

 7

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ABIOMED, Inc. *	16,717	459,550
Acadia Healthcare Co., Inc. *	12,585	642,338
Accretive Health, Inc. *	781	7,193
Accuray, Inc. *	991	10,554
Air Methods Corp. *	408	20,983
Align Technology, Inc. *	872	51,814
Alliance HealthCare Services, Inc. *	105	3,014
Allscripts Healthcare Solutions, Inc. *	45,100	746,856
Almost Family, Inc. *	220	6,690
Amedisys, Inc. *	616	9,295
AMN Healthcare Services, Inc. *	256	3,868
AmSurg Corp. *	29,966	1,251,081
Analogic Corp.	8,493	812,356
AngioDynamics, Inc. *	540	8,591
Anika Therapeutics, Inc. *	101	3,360
Antares Pharma, Inc. *	750	3,585
ArthroCare Corp. *	284	12,888
athenahealth, Inc. *	2,522	371,743
AtriCure, Inc. *	446	9,143
Atrion Corp.	18	4,809
Bio-Reference Laboratories, Inc. *	408	10,971
BioScrip, Inc. *	891	7,582
Cantel Medical Corp.	294	9,320
Capital Senior Living Corp. *	175	3,932
Cardiovascular Systems, Inc. *	244	8,277
Centene Corp. *	9,910	600,546
Cerus Corp. *	389	2,400
Chemed Corp.	213	16,810
Chindex International, Inc. *	105	1,728
Computer Programs & Systems, Inc.	209	13,965
CONMED Corp.	284	11,914
CorVel Corp. *	10,858	514,235
Cross Country Healthcare, Inc. *	331	3,575
CryoLife, Inc.	266	2,870
Cutera, Inc. *	190	1,805
Cyberonics, Inc. *	319	21,309
Cynosure, Inc., Class A *	56	1,503
Derma Sciences, Inc. *	127	1,669
DexCom, Inc. *	47,698	1,929,861
Emeritus Corp. *	21,328	470,282
Endologix, Inc. *	29,628	474,048
Exactech, Inc. *	178	3,966
ExamWorks Group, Inc. *	430	13,240
Five Star Quality Care, Inc. *	326	1,770
Gentiva Health Services, Inc. *	550	6,248
Globus Medical, Inc., Class A *	21,391	500,549
Greatbatch, Inc. *	288	12,243
Haemonetics Corp. *	3,543	134,244
Hanger, Inc. *	430	14,538
HealthSouth Corp.	9,583	298,223
HealthStream, Inc. *	236	6,849
Healthways, Inc. *	97	1,485
HeartWare International, Inc. *	144	14,286
HMS Holdings Corp. *	42,509	978,982
ICU Medical, Inc. *	14,142	912,300
Insulet Corp. *	11,433	491,619
Integra LifeSciences Holdings Corp. *	303	14,077
Invacare Corp.	171	3,451
IPC The Hospitalist Co., Inc. *	160	8,541
Kindred Healthcare, Inc.	501	9,489
Landauer, Inc.	74	3,417
LHC Group, Inc. *	240	5,506
Magellan Health Services, Inc. *	249	14,898
Masimo Corp. *	717	20,972
MedAssets, Inc. *	13,483	297,165
Medical Action Industries, Inc. *	227	1,684
Medidata Solutions, Inc. *	630	39,753
MEDNAX, Inc. *	9,520	529,693
Merge Healthcare, Inc. *	1,173	2,522
Meridian Bioscience, Inc.	185	4,214
Merit Medical Systems, Inc. *	791	11,367
Molina Healthcare, Inc. *	175	6,300
MWI Veterinary Supply, Inc. *	129	24,028
National Healthcare Corp.	93	4,836
National Research Corp., Class A *	104	1,560
Natus Medical, Inc. *	500	12,945
Neogen Corp. *	258	10,841
NuVasive, Inc. *	555	20,779
NxStage Medical, Inc. *	27,488	355,970
Omnicell, Inc. *	424	10,948
OraSure Technologies, Inc. *	921	5,406
Orthofix International N.V. *	107	2,199
Owens & Minor, Inc.	796	27,574
PharMerica Corp. *	487	11,854
Quality Systems, Inc.	584	10,751
Quidel Corp. *	77	2,276
Rockwell Medical, Inc. *	418	4,289
Select Medical Holdings Corp.	656	7,085
Skilled Healthcare Group, Inc., Class A *	239	1,092
Spectranetics Corp. *	611	15,898
STAAR Surgical Co. *	395	6,486
STERIS Corp.	16,588	761,223
SurModics, Inc. *	218	5,315
Symmetry Medical, Inc. *	235	2,284
Tandem Diabetes Care, Inc. *	4,512	116,635
Team Health Holdings, Inc. *	736	31,766
TearLab Corp. *	58,096	388,662
The Ensign Group, Inc.	165	6,917
The Providence Service Corp. *	220	5,806
Thoratec Corp. *	16,449	574,728
Tornier N.V. *	101	1,837
Triple-S Management Corp., Class B *	424	7,564
Unilife Corp. *	136,015	635,190
Universal American Corp.	375	2,644
USMD Holdings, Inc. *	44	783
Utah Medical Products, Inc.	34	1,809
Vascular Solutions, Inc. *	325	7,657
Vocera Communications, Inc. *	111	1,939
Volcano Corp. *	804	16,876
WellCare Health Plans, Inc. *	451	29,365
West Pharmaceutical Services, Inc.	610	28,945
Wright Medical Group, Inc. *	480	14,597

		16,102,065

Household & Personal Products 0.0%
Central Garden & Pet Co., Class A *	440	2,746
Elizabeth Arden, Inc. *	249	6,753
Harbinger Group, Inc. *	470	5,584
Inter Parfums, Inc.	107	3,482
Medifast, Inc. *	250	6,632

8

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nature’s Sunshine Products, Inc.	105	1,708
Nutraceutical International Corp. *	84	2,103
Oil-Dri Corp. of America	61	2,095
Orchids Paper Products Co.	165	5,140
Prestige Brands Holdings, Inc. *	576	17,430
Spectrum Brands Holdings, Inc.	227	17,082
Star Scientific, Inc. *	1,181	809
Synutra International, Inc. *	329	2,389
USANA Health Sciences, Inc. *	63	3,772
WD-40 Co.	99	6,804

		84,529

Insurance 2.1%
Ambac Financial Group, Inc. *	456	10,689
American Equity Investment Life Holding Co.	872	19,140
AMERISAFE, Inc.	13,781	570,120
AmTrust Financial Services, Inc.	366	11,814
Argo Group International Holdings Ltd.	169	7,603
Assured Guaranty Ltd.	24,800	524,520
Baldwin & Lyons, Inc., Class B	70	1,747
Citizens, Inc. *	419	2,912
CNO Financial Group, Inc.	2,609	44,196
Donegal Group, Inc., Class A	120	1,753
eHealth, Inc. *	338	18,059
EMC Insurance Group, Inc.	64	1,759
Employers Holdings, Inc.	433	10,639
Enstar Group Ltd. *	83	10,289
FBL Financial Group, Inc., Class A	152	5,872
First American Financial Corp.	1,164	30,171
Fortegra Financial Corp. *	262	1,931
Global Indemnity plc *	72	1,765
Greenlight Capital Re Ltd., Class A *	251	8,065
Hallmark Financial Services, Inc. *	183	1,612
HCI Group, Inc.	209	8,889
Hilltop Holdings, Inc. *	738	17,557
Horace Mann Educators Corp.	497	13,866
Independence Holding Co.	146	1,873
Infinity Property & Casualty Corp.	74	5,224
Investors Title Co.	24	1,923
Kansas City Life Insurance Co.	45	2,123
Maiden Holdings Ltd.	628	6,895
Meadowbrook Insurance Group, Inc.	979	5,933
Montpelier Re Holdings Ltd.	634	17,670
National Interstate Corp.	57	1,286
National Western Life Insurance Co., Class A	9	1,963
OneBeacon Insurance Group Ltd., Class A	425	5,976
Platinum Underwriters Holdings Ltd.	10,378	589,886
Primerica, Inc.	24,930	1,050,301
RLI Corp.	538	22,413
Safety Insurance Group, Inc.	100	5,408
Selective Insurance Group, Inc.	614	14,441
State Auto Financial Corp.	93	1,784
Stewart Information Services Corp.	370	12,029
Symetra Financial Corp.	602	11,528
The Hanover Insurance Group, Inc.	12,610	700,233
The Navigators Group, Inc. *	89	5,307
Tower Group International Ltd.	499	1,248
United Fire Group, Inc.	216	5,422

		3,795,834

Materials 3.7%
A. Schulman, Inc.	317	10,768
A.M. Castle & Co. *	183	2,511
AK Steel Holding Corp. *	2,009	14,204
Allied Nevada Gold Corp. *	271	1,331
AMCOL International Corp.	426	14,514
American Pacific Corp. *	60	2,786
American Vanguard Corp.	404	9,389
Arabian American Development Co. *	525	5,985
Axiall Corp.	647	25,815
Balchem Corp.	400	21,808
Berry Plastics Group, Inc. *	369	8,229
Brigus Gold Corp. *	313,500	307,857
Calgon Carbon Corp. *	747	15,172
Century Aluminum Co. *	969	11,308
Chase Corp.	76	2,403
Chemtura Corp. *	913	22,898
Clearwater Paper Corp. *	251	14,294
Coeur Mining, Inc. *	1,259	12,779
Commercial Metals Co.	958	18,259
Deltic Timber Corp.	12,456	801,045
Ferro Corp. *	37,063	466,253
Flotek Industries, Inc. *	561	12,067
FutureFuel Corp.	348	5,693
General Moly, Inc. *	1,289	1,663
Globe Specialty Metals, Inc.	678	11,851
Gold Resource Corp.	374	1,724
Graphic Packaging Holding Co. *	1,752	16,644
Greif, Inc., Class A	11,200	567,056
GSE Holding, Inc. *	354	262
H.B. Fuller Co.	575	26,784
Handy & Harman Ltd. *	99	1,932
Hawkins, Inc.	42	1,479
Haynes International, Inc.	111	5,677
Headwaters, Inc. *	395	4,392
Hecla Mining Co.	2,963	8,978
Horsehead Holding Corp. *	490	7,507
Innophos Holdings, Inc.	339	15,821
Innospec, Inc.	17,959	769,364
Intrepid Potash, Inc. *	309	4,542
Kaiser Aluminum Corp.	195	13,613
KapStone Paper & Packaging Corp. *	1,000	27,970
KMG Chemicals, Inc.	78	1,221
Koppers Holdings, Inc.	13,648	539,096
Kraton Performance Polymers, Inc. *	526	13,155
Landec Corp. *	485	5,214
Louisiana-Pacific Corp. *	1,702	29,836
LSB Industries, Inc. *	330	10,926
Materion Corp.	153	4,065
Minerals Technologies, Inc.	298	15,401
Molycorp, Inc. *	1,237	5,999
Myers Industries, Inc.	598	11,452
Neenah Paper, Inc.	178	7,732
Noranda Aluminum Holding Corp.	508	1,656
Olin Corp.	644	16,557
OM Group, Inc. *	319	10,316

 9

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
P.H. Glatfelter Co.	627	19,431
Paramount Gold & Silver Corp. *	3,270	3,891
Penford Corp. *	125	1,548
PolyOne Corp.	1,067	37,943
Primero Mining Corp. *	18,680	104,795
Quaker Chemical Corp.	100	6,911
Resolute Forest Products *	773	14,919
Royal Gold, Inc.	1,680	93,979
RTI International Metals, Inc. *	324	10,083
Sandstorm Gold Ltd. *	36,860	184,669
Schnitzer Steel Industries, Inc., Class A	373	9,855
Schweitzer-Mauduit International, Inc.	284	13,101
Sensient Technologies Corp.	13,869	678,471
Stepan Co.	149	9,445
Stillwater Mining Co. *	1,215	15,236
SunCoke Energy, Inc. *	956	21,204
Texas Industries, Inc. *	321	24,146
Tredegar Corp.	361	8,949
UFP Technologies, Inc. *	86	2,203
United States Lime & Minerals, Inc. *	34	1,855
Universal Stainless & Alloy Products, Inc. *	115	3,650
US Concrete, Inc. *	109	2,470
US Silica Holdings, Inc.	24,956	739,197
Walter Energy, Inc.	517	5,873
Wausau Paper Corp.	522	7,131
Worthington Industries, Inc.	533	21,608
Zep, Inc.	43,906	704,252
Zoltek Cos., Inc. *	521	8,701

		6,722,769

Media 1.0%
Carmike Cinemas, Inc. *	244	6,615
Central European Media Enterprises Ltd., Class A *	775	2,302
Crown Media Holdings, Inc., Class A *	678	2,075
Cumulus Media, Inc., Class A *	829	5,546
Daily Journal Corp. *	16	2,562
Digital Generation, Inc. *	490	6,615
Entercom Communications Corp., Class A *	610	5,752
Entravision Communications Corp., Class A	301	1,815
Global Sources Ltd. *	270	1,782
Gray Television, Inc. *	475	5,406
Harte-Hanks, Inc.	611	4,185
Hemisphere Media Group, Inc. *	122	1,403
Journal Communications, Inc., Class A *	904	7,205
Lin Media LLC, Class A *	22,400	553,504
Live Nation Entertainment, Inc. *	1,712	36,414
Loral Space & Communications, Inc. *	67	4,981
MDC Partners, Inc., Class A	381	9,155
Meredith Corp.	416	19,044
Morningstar, Inc.	5,204	401,749
National CineMedia, Inc.	417	7,790
Nexstar Broadcasting Group, Inc., Class A	390	18,740
ReachLocal, Inc. *	133	1,726
Reading International, Inc., Class A *	278	2,068
Rentrak Corp. *	82	4,681
Saga Communications, Inc., Class A	90	4,441
Scholastic Corp.	454	14,977
Sinclair Broadcast Group, Inc., Class A	17,683	555,600
The E.W. Scripps Co., Class A *	356	6,554
The New York Times Co., Class A	1,084	15,328
Valassis Communications, Inc.	476	16,184
World Wrestling Entertainment, Inc., Class A	170	4,112

		1,730,311

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
ACADIA Pharmaceuticals, Inc. *	837	19,502
Acceleron Pharma, Inc. *	74	3,430
AcelRx Pharmaceuticals, Inc. *	200	2,284
Achillion Pharmaceuticals, Inc. *	1,151	3,810
Acorda Therapeutics, Inc. *	454	13,325
Aegerion Pharmaceuticals, Inc. *	7,390	443,252
Affymetrix, Inc. *	895	8,404
Akorn, Inc. *	32,262	732,347
Albany Molecular Research, Inc. *	150	1,605
Alnylam Pharmaceuticals, Inc. *	661	55,299
AMAG Pharmaceuticals, Inc. *	9,755	209,440
Ampio Pharmaceuticals, Inc. *	296	2,522
Anacor Pharmaceuticals, Inc. *	306	5,826
Arena Pharmaceuticals, Inc. *	3,046	19,312
ArQule, Inc. *	769	1,761
Array BioPharma, Inc. *	758	3,646
Auxilium Pharmaceuticals, Inc. *	35,082	897,398
AVANIR Pharmaceuticals, Inc., Class A *	1,614	6,052
AVEO Pharmaceuticals, Inc. *	805	1,328
BioDelivery Sciences International, Inc. *	653	5,126
Biotime, Inc. *	427	1,588
Bruker Corp. *	32,068	652,584
Cadence Pharmaceuticals, Inc. *	1,048	11,507
Cambrex Corp. *	360	6,757
Celldex Therapeutics, Inc. *	1,074	27,688
Cempra, Inc. *	296	3,519
Cepheid, Inc. *	17,885	945,401
Charles River Laboratories International, Inc. *	27,600	1,560,228
Chelsea Therapeutics International Ltd. *	790	3,515
ChemoCentryx, Inc. *	121	751
Chimerix, Inc. *	76	1,478
Clovis Oncology, Inc. *	159	10,340
Cornerstone Therapeutics, Inc. *	192	1,820
Coronado Biosciences, Inc. *	709	1,928
Curis, Inc. *	1,600	4,528
Cytokinetics, Inc. *	140	1,085
Dendreon Corp. *	2,516	7,020
DepoMed, Inc. *	900	10,800
Durata Therapeutics, Inc. *	244	2,611
Dyax Corp. *	1,081	9,102

10

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dynavax Technologies Corp. *	2,128	3,703
Emergent Biosolutions, Inc. *	323	7,729
Enanta Pharmaceuticals, Inc. *	93	3,402
Endocyte, Inc. *	330	3,917
Enzon Pharmaceuticals, Inc.	1,693	1,524
Epizyme, Inc. *	62	1,885
Exact Sciences Corp. *	804	10,452
Exelixis, Inc. *	1,662	11,435
Fibrocell Science, Inc. *	274	1,348
Fluidigm Corp. *	308	13,897
Furiex Pharmaceuticals, Inc. *	49	2,272
Galena Biopharma, Inc. *	839	4,421
Genomic Health, Inc. *	321	9,668
Geron Corp. *	1,057	5,306
GTx, Inc. *	259	469
Halozyme Therapeutics, Inc. *	1,180	18,479
Harvard Apparatus Regenerative Technology, Inc. *	71	290
Harvard Bioscience, Inc. *	284	1,255
Hi-Tech Pharmacal Co., Inc. *	157	6,792
Horizon Pharma, Inc. *	684	6,744
Hyperion Therapeutics, Inc. *	76	2,134
ICON plc *	37,080	1,557,731
Idenix Pharmaceuticals, Inc. *	816	5,720
ImmunoGen, Inc. *	1,054	15,799
Immunomedics, Inc. *	1,236	5,995
Impax Laboratories, Inc. *	470	10,876
Infinity Pharmaceuticals, Inc. *	426	5,474
Insmed, Inc. *	337	6,881
Insys Therapeutics, Inc. *	91	5,353
Intercept Pharmaceuticals, Inc. *	68	20,460
InterMune, Inc. *	1,168	15,593
Ironwood Pharmaceuticals, Inc. *	1,036	14,369
Isis Pharmaceuticals, Inc. *	1,187	60,608
Jazz Pharmaceuticals plc *	1,850	280,571
KaloBios Pharmaceuticals, Inc. *	334	1,042
Keryx Biopharmaceuticals, Inc. *	1,279	19,671
KYTHERA Biopharmaceuticals, Inc. *	64	2,944
Lannett Co., Inc. *	96	3,391
Lexicon Pharmaceuticals, Inc. *	596	1,097
Ligand Pharmaceuticals, Inc., Class B *	134	8,300
Luminex Corp. *	628	11,474
MannKind Corp. *	1,746	9,463
Merrimack Pharmaceuticals, Inc. *	1,070	5,617
MiMedx Group, Inc. *	627	4,916
Momenta Pharmaceuticals, Inc. *	705	12,619
Myriad Genetics, Inc. *	12,280	339,296
Nanosphere, Inc. *	501	1,057
Nektar Therapeutics *	1,261	17,150
Neurocrine Biosciences, Inc. *	1,108	18,936
NewLink Genetics Corp. *	187	6,923
Novavax, Inc. *	1,771	9,634
NPS Pharmaceuticals, Inc. *	15,462	553,230
Omeros Corp. *	332	3,878
OncoGenex Pharmaceutical, Inc. *	177	1,912
Opko Health, Inc. *	1,949	15,456
Orexigen Therapeutics, Inc. *	911	6,195
Osiris Therapeutics, Inc. *	165	2,576
OvaScience, Inc. *	118	1,104
Pacific Biosciences of California, Inc. *	687	4,933
Pacira Pharmaceuticals, Inc. *	7,470	511,919
PAREXEL International Corp. *	13,226	645,561
PDL Biopharma, Inc.	1,198	10,902
Peregrine Pharmaceuticals, Inc. *	2,024	3,684
Portola Pharmaceuticals, Inc. *	79	2,107
Pozen, Inc. *	383	3,003
Progenics Pharmaceuticals, Inc. *	448	2,141
Prothena Corp. plc *	144	4,455
PTC Therapeutics, Inc. *	126	3,285
Puma Biotechnology, Inc. *	211	24,942
Questcor Pharmaceuticals, Inc.	560	37,526
Raptor Pharmaceutical Corp. *	744	11,569
Receptos, Inc. *	89	3,547
Repligen Corp. *	220	3,406
Repros Therapeutics, Inc. *	264	4,950
Rigel Pharmaceuticals, Inc. *	997	3,021
Sagent Pharmaceuticals, Inc. *	206	3,900
Salix Pharmaceuticals Ltd. *	5,280	513,955
Sangamo BioSciences, Inc. *	538	10,405
Sarepta Therapeutics, Inc. *	320	7,802
SciClone Pharmaceuticals, Inc. *	344	1,617
Sequenom, Inc. *	1,119	2,540
Spectrum Pharmaceuticals, Inc. *	1,177	9,899
Stemline Therapeutics, Inc. *	66	1,660
Sunesis Pharmaceuticals, Inc. *	329	1,441
Supernus Pharmaceuticals, Inc. *	327	3,195
Synageva BioPharma Corp. *	160	14,493
Synergy Pharmaceuticals, Inc. *	368	1,954
Synta Pharmaceuticals Corp. *	932	4,977
Targacept, Inc. *	850	3,748
TESARO, Inc. *	52	1,638
Tetraphase Pharmaceuticals, Inc. *	213	3,304
TG Therapeutics, Inc. *	269	1,614
The Medicines Co. *	12,572	437,003
TherapeuticsMD, Inc. *	673	4,428
Threshold Pharmaceuticals, Inc. *	1,100	5,368
Vanda Pharmaceuticals, Inc. *	218	2,904
Verastem, Inc. *	132	1,658
Vical, Inc. *	1,240	1,674
VIVUS, Inc. *	1,499	11,123
XenoPort, Inc. *	356	2,047
XOMA Corp. *	1,300	10,101
ZIOPHARM Oncology, Inc. *	1,259	5,275
Zogenix, Inc. *	1,020	4,519

		11,235,545

Real Estate 4.3%
Acadia Realty Trust	578	14,710
AG Mortgage Investment Trust, Inc.	79	1,311
Agree Realty Corp.	205	5,861
Alexander & Baldwin, Inc.	353	13,806
Alexander’s, Inc.	13	4,418
Altisource Residential Corp.	549	16,470
American Assets Trust, Inc.	432	14,459
American Capital Mortgage Investment Corp.	401	7,840
American Realty Capital Properties, Inc.	1,523	21,078
Anworth Mortgage Asset Corp.	1,734	8,132

 11

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Apollo Commercial Real Estate Finance, Inc.	505	8,494
Apollo Residential Mortgage, Inc.	306	4,945
Ares Commercial Real Estate Corp.	400	5,332
ARMOUR Residential REIT, Inc.	4,721	19,403
Ashford Hospitality Prime, Inc.	188	3,102
Ashford Hospitality Trust	944	8,874
Associated Estates Realty Corp.	410	6,548
AV Homes, Inc. *	99	1,853
Campus Crest Communities, Inc.	65,315	576,731
Capstead Mortgage Corp.	1,244	15,699
Cedar Realty Trust, Inc.	1,016	6,411
Chambers Street Properties	2,296	17,771
Chesapeake Lodging Trust	354	8,620
Colony Financial, Inc.	38,440	853,368
Consolidated-Tomoka Land Co.	43	1,511
Coresite Realty Corp.	342	10,493
Cousins Properties, Inc.	1,239	13,319
CubeSmart	1,521	25,066
CyrusOne, Inc.	11,710	253,053
CYS Investments, Inc.	2,209	17,495
DCT Industrial Trust, Inc.	2,844	20,477
DiamondRock Hospitality Co.	51,558	597,042
DuPont Fabros Technology, Inc.	773	20,090
Dynex Capital, Inc.	582	4,691
EastGroup Properties, Inc.	304	18,039
Education Realty Trust, Inc.	62,065	560,447
Empire State Realty Trust, Inc., Class A	502	7,359
EPR Properties	484	24,723
Equity One, Inc.	613	13,891
Excel Trust, Inc.	688	7,850
FelCor Lodging Trust, Inc.	1,531	12,493
First Industrial Realty Trust, Inc.	1,384	23,749
First Potomac Realty Trust	864	11,284
Forestar Group, Inc. *	464	9,280
Franklin Street Properties Corp.	1,246	14,940
Getty Realty Corp.	550	10,450
Gladstone Commercial Corp.	540	10,071
Glimcher Realty Trust	1,953	16,718
Government Properties Income Trust	544	13,437
Gramercy Property Trust, Inc. *	1,200	6,984
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	148	1,958
Healthcare Realty Trust, Inc.	1,087	24,914
Hersha Hospitality Trust	1,259	6,836
Highwoods Properties, Inc.	1,077	40,000
Hudson Pacific Properties, Inc.	611	13,277
Inland Real Estate Corp.	1,250	13,175
Invesco Mortgage Capital, Inc.	1,531	24,052
Investors Real Estate Trust	823	7,152
iStar Financial, Inc. *	1,209	18,643
JAVELIN Mortgage Investment Corp.	342	4,959
Kennedy-Wilson Holdings, Inc.	730	17,535
Kite Realty Group Trust	400	2,580
LaSalle Hotel Properties	51,945	1,597,828
Lexington Realty Trust	1,679	18,150
LTC Properties, Inc.	485	18,406
Medical Properties Trust, Inc.	1,708	22,665
Monmouth Real Estate Investment Corp., Class A	752	6,948
National Health Investors, Inc.	250	15,742
New Residential Investment Corp.	2,023	12,846
New York Mortgage Trust, Inc.	1,050	7,497
Newcastle Investment Corp.	77,910	423,830
NorthStar Realty Finance Corp.	2,816	41,085
Parkway Properties, Inc.	352	6,244
Pebblebrook Hotel Trust	561	16,903
Pennsylvania Real Estate Investment Trust	629	11,731
PennyMac Mortgage Investment Trust	872	20,536
Physicians Realty Trust	63,160	782,552
Potlatch Corp.	420	16,800
PS Business Parks, Inc.	150	11,786
RAIT Financial Trust	1,290	10,888
Ramco-Gershenson Properties Trust	811	12,952
Redwood Trust, Inc.	711	13,296
Resource Capital Corp.	1,460	8,599
Retail Opportunity Investments Corp.	927	13,404
RLJ Lodging Trust	1,484	37,070
Rouse Properties, Inc.	488	8,511
Ryman Hospitality Properties, Inc.	602	24,899
Sabra Health Care REIT, Inc.	591	17,098
Saul Centers, Inc.	205	9,553
Select Income REIT	100	2,760
Silver Bay Realty Trust Corp.	373	5,920
Sovran Self Storage, Inc.	372	25,263
STAG Industrial, Inc.	367	7,876
Strategic Hotels & Resorts, Inc. *	1,973	18,369
Summit Hotel Properties, Inc.	111,990	997,831
Sun Communities, Inc.	354	16,549
Sunstone Hotel Investors, Inc.	1,913	24,544
Tejon Ranch Co. *	159	5,425
Terreno Realty Corp.	667	11,519
The Geo Group, Inc.	771	25,813
UMH Properties, Inc.	287	2,712
Universal Health Realty Income Trust	106	4,494
Urstadt Biddle Properties, Inc., Class A	224	4,202
Washington Real Estate Investment Trust	491	11,440
Western Asset Mortgage Capital Corp.	145	2,168
Whitestone REIT	404	5,515
Winthrop Realty Trust	146	1,676

		7,907,164

Retailing 4.5%
Aeropostale, Inc. *	1,044	7,360
America’s Car-Mart, Inc. *	38	1,465
ANN, Inc. *	649	20,989
Asbury Automotive Group, Inc. *	434	20,407
Ascena Retail Group, Inc. *	58,600	1,099,336
Barnes & Noble, Inc. *	342	4,610
Bebe Stores, Inc.	766	3,807
Blue Nile, Inc. *	112	4,823
Body Central Corp. *	174	595
Brown Shoe Co., Inc.	497	11,769

12

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Christopher & Banks Corp. *	284	2,028
Conn’s, Inc. *	257	15,602
Core-Mark Holding Co., Inc.	105	7,943
Destination Maternity Corp.	197	5,285
Express, Inc. *	813	14,081
Five Below, Inc. *	14,843	543,996
Francesca’s Holdings Corp. *	26,020	494,380
Fred’s, Inc., Class A	58,010	1,014,015
FTD Cos., Inc. *	208	6,448
Genesco, Inc. *	257	18,047
Gordmans Stores, Inc.	128	924
Group 1 Automotive, Inc.	250	15,282
hhgregg, Inc. *	110	909
Hibbett Sports, Inc. *	290	17,403
HSN, Inc.	417	22,839
Jos. A. Bank Clothiers, Inc. *	378	21,251
Kirkland’s, Inc. *	300	5,649
Lithia Motors, Inc., Class A	246	13,847
Lumber Liquidators Holdings, Inc. *	321	28,566
Monro Muffler Brake, Inc.	17,395	965,596
Nutrisystem, Inc.	158	2,247
Office Depot, Inc. *	5,328	26,054
Orbitz Worldwide, Inc. *	221	1,591
Outerwall, Inc. *	264	16,978
Penske Automotive Group, Inc.	498	21,369
PetMed Express, Inc.	284	3,757
Pier 1 Imports, Inc.	991	18,938
Pool Corp.	15,474	838,381
RadioShack Corp. *	543	1,303
Rent-A-Center, Inc.	485	12,096
Restoration Hardware Holdings, Inc. *	5,953	337,773
Select Comfort Corp. *	587	9,609
Shoe Carnival, Inc.	70	1,729
Shutterfly, Inc. *	460	21,786
Sonic Automotive, Inc., Class A	13,961	313,145
Stage Stores, Inc.	41,986	822,926
Stein Mart, Inc.	616	7,626
Systemax, Inc. *	178	2,013
The Bon-Ton Stores, Inc.	370	3,977
The Buckle, Inc.	280	12,410
The Cato Corp., Class A	40,706	1,138,140
The Children’s Place Retail Stores, Inc. *	270	14,221
The Container Store Group, Inc. *	40	1,470
The Finish Line, Inc., Class A	661	16,955
The Men’s Wearhouse, Inc.	598	28,728
The Pep Boys - Manny, Moe & Jack *	705	8,418
Tilly’s, Inc., Class A *	145	1,683
Trans World Entertainment Corp. *	344	1,362
Tuesday Morning Corp. *	543	7,135
ValueVision Media, Inc., Class A *	338	2,085
Vitacost.com, Inc. *	446	2,462
Vitamin Shoppe, Inc. *	384	17,211
VOXX International Corp. *	301	4,012
West Marine, Inc. *	151	1,977
Weyco Group, Inc.	68	1,797
Winmark Corp.	26	2,097
Zale Corp. *	197	2,979
Zumiez, Inc. *	1,071	23,048

		8,140,740

Semiconductors & Semiconductor Equipment 1.6%
Advanced Energy Industries, Inc. *	466	12,722
Alpha & Omega Semiconductor Ltd. *	218	1,583
Ambarella, Inc. *	102	3,267
Amkor Technology, Inc. *	1,019	5,401
Applied Micro Circuits Corp. *	734	7,413
ATMI, Inc. *	546	15,113
Brooks Automation, Inc.	992	10,069
Cabot Microelectronics Corp. *	357	14,394
Cavium, Inc. *	23,626	878,178
CEVA, Inc. *	286	4,974
Cirrus Logic, Inc. *	607	10,629
Cypress Semiconductor Corp. *	1,129	11,335
Diodes, Inc. *	365	8,362
DSP Group, Inc. *	206	1,846
Entegris, Inc. *	1,145	12,045
Entropic Communications, Inc. *	936	3,903
FormFactor, Inc. *	1,000	6,440
GSI Technology, Inc. *	525	3,497
GT Advanced Technologies, Inc. *	983	10,095
Hittite Microwave Corp. *	339	19,442
Inphi Corp. *	480	5,510
Integrated Device Technology, Inc. *	1,097	10,586
International Rectifier Corp. *	777	20,210
Intersil Corp., Class A	1,102	12,497
IXYS Corp.	155	1,967
Kopin Corp. *	1,298	4,984
Lattice Semiconductor Corp. *	1,055	6,098
LTX-Credence Corp. *	900	7,695
MaxLinear, Inc., Class A *	247	2,534
Micrel, Inc.	32,070	320,059
Microsemi Corp. *	14,114	330,832
MKS Instruments, Inc.	523	15,758
Monolithic Power Systems, Inc. *	539	17,620
Nanometrics, Inc. *	425	7,199
NVE Corp. *	36	2,072
OmniVision Technologies, Inc. *	32,264	496,543
PDF Solutions, Inc. *	270	6,399
Photronics, Inc. *	432	3,586
PLX Technology, Inc. *	904	5,469
PMC-Sierra, Inc. *	1,362	8,921
Power Integrations, Inc.	409	24,225
Rambus, Inc. *	947	8,438
RF Micro Devices, Inc. *	2,375	12,659
Rubicon Technology, Inc. *	163	1,788
Rudolph Technologies, Inc. *	600	6,594
Semtech Corp. *	713	16,264
Sigma Designs, Inc. *	800	3,752
Silicon Image, Inc. *	1,158	6,473
Spansion, Inc., Class A *	809	12,135
SunEdison, Inc. *	3,002	41,758
SunPower Corp. *	527	17,054
Supertex, Inc. *	69	1,842
Synaptics, Inc. *	6,809	397,373
Tessera Technologies, Inc.	654	12,982
TriQuint Semiconductor, Inc. *	1,424	11,819
Ultratech, Inc. *	231	5,844
Veeco Instruments, Inc. *	395	15,014

		2,923,261

 13

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 7.6%
Accelrys, Inc. *	1,102	13,863
ACI Worldwide, Inc. *	341	20,668
Actuate Corp. *	877	6,665
Acxiom Corp. *	606	21,792
Advent Software, Inc.	481	15,806
American Software, Inc., Class A	406	4,092
Angie’s List, Inc. *	432	7,750
Aspen Technology, Inc. *	21,726	990,054
AVG Technologies NV *	57,360	951,602
Bankrate, Inc. *	551	9,141
Bazaarvoice, Inc. *	185	1,341
Blackbaud, Inc.	615	21,193
Blucora, Inc. *	440	11,268
Bottomline Technologies, Inc. *	560	19,387
Brightcove, Inc. *	32,795	352,218
BroadSoft, Inc. *	386	11,815
CACI International, Inc., Class A *	168	12,435
Callidus Software, Inc. *	675	9,902
Carbonite, Inc. *	132	1,335
Cardtronics, Inc. *	21,425	825,291
Cass Information Systems, Inc.	37	2,002
CIBER, Inc. *	1,423	5,521
CommVault Systems, Inc. *	10,739	741,743
comScore, Inc. *	464	12,718
Comverse, Inc. *	197	7,100
Constant Contact, Inc. *	187	5,051
Convergys Corp.	796	16,215
Cornerstone OnDemand, Inc. *	480	27,384
CoStar Group, Inc. *	325	55,913
CSG Systems International, Inc.	200	5,992
Datalink Corp. *	156	2,267
Dealertrack Technologies, Inc. *	360	16,794
Demandware, Inc. *	195	12,418
Dice Holdings, Inc. *	775	5,425
Digimarc Corp.	79	2,890
Digital River, Inc. *	679	11,937
EarthLink Holdings Corp.	768	3,333
Ebix, Inc.	353	4,794
eGain Corp. *	198	1,897
Ellie Mae, Inc. *	167	4,359
Envestnet, Inc. *	355	15,176
EPAM Systems, Inc. *	134	5,481
EPIQ Systems, Inc.	706	10,138
ePlus, Inc. *	28	1,510
Euronet Worldwide, Inc. *	523	22,416
EVERTEC, Inc.	78	1,882
ExlService Holdings, Inc. *	420	10,563
Fair Isaac Corp.	462	25,114
FleetMatics Group plc *	13,837	553,618
Forrester Research, Inc.	25,439	954,980
Global Cash Access Holdings, Inc. *	785	6,657
Global Eagle Entertainment, Inc. *	50,160	803,062
Guidewire Software, Inc. *	452	21,339
Heartland Payment Systems, Inc.	425	18,322
Higher One Holdings, Inc. *	570	4,423
iGATE Corp. *	257	8,674
Imperva, Inc. *	90	4,950
Infoblox, Inc. *	17,327	607,831
Interactive Intelligence Group, Inc. *	204	15,492
Internap Network Services Corp. *	12,049	98,199
IntraLinks Holdings, Inc. *	807	8,538
j2 Global, Inc.	490	22,222
Jive Software, Inc. *	97	897
Liquidity Services, Inc. *	238	5,657
LivePerson, Inc. *	7,503	103,767
LogMeIn, Inc. *	331	11,241
Manhattan Associates, Inc. *	884	29,809
ManTech International Corp., Class A	165	4,802
Marketo, Inc. *	77	3,152
MAXIMUS, Inc.	25,032	1,060,606
Mentor Graphics Corp.	1,019	21,195
MicroStrategy, Inc., Class A *	122	15,335
Millennial Media, Inc. *	197	1,564
Mitek Systems, Inc. *	320	1,917
ModusLink Global Solutions, Inc. *	891	4,589
MoneyGram International, Inc. *	348	6,438
Monotype Imaging Holdings, Inc.	481	14,031
Monster Worldwide, Inc. *	941	5,759
Move, Inc. *	581	8,215
Net Element International, Inc. *	295	1,345
NetScout Systems, Inc. *	369	13,033
NIC, Inc.	599	13,022
NICE Systems Ltd. ADR	12,670	499,832
OpenTable, Inc. *	10,197	767,630
Pegasystems, Inc.	305	13,859
Perficient, Inc. *	168	3,449
Progress Software Corp. *	541	13,076
Proofpoint, Inc. *	14,861	601,573
PROS Holdings, Inc. *	257	9,769
PTC, Inc. *	1,218	43,458
QAD, Inc., Class A	148	2,692
Qlik Technologies, Inc. *	1,050	28,371
Qualys, Inc. *	152	4,405
QuinStreet, Inc. *	551	4,557
RealPage, Inc. *	505	11,352
Reis, Inc. *	91	1,620
Responsys, Inc. *	433	11,695
Rosetta Stone, Inc. *	128	1,418
Sapiens International Corp. N.V. *	293	2,069
Sapient Corp. *	1,309	20,983
SciQuest, Inc. *	370	9,783
SeaChange International, Inc. *	550	6,578
ServiceSource International, Inc. *	546	4,357
Shutterstock, Inc. *	48	3,869
SPS Commerce, Inc. *	72	4,653
SS&C Technologies Holdings, Inc. *	511	19,837
Stamps.com, Inc. *	166	6,550
Sykes Enterprises, Inc. *	329	6,896
Synchronoss Technologies, Inc. *	435	11,597
Syntel, Inc. *	187	15,755
Take-Two Interactive Software, Inc. *	938	17,991
Tangoe, Inc. *	22,890	417,285
TechTarget, Inc. *	391	2,631
TeleNav, Inc. *	470	3,055
TeleTech Holdings, Inc. *	251	5,477
The Hackett Group, Inc.	327	1,929
The Ultimate Software Group, Inc. *	293	47,826
TiVo, Inc. *	1,233	15,277
Travelzoo, Inc. *	203	4,523
Trulia, Inc. *	223	7,700
Tyler Technologies, Inc. *	5,421	571,644

14

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unisys Corp. *	582	19,945
United Online, Inc.	110	1,332
ValueClick, Inc. *	801	17,222
VASCO Data Security International, Inc. *	391	2,921
VeriFone Systems, Inc. *	20,364	590,760
Verint Systems, Inc. *	14,567	661,925
VirnetX Holding Corp. *	369	6,627
Virtusa Corp. *	8,541	292,786
VistaPrint N.V. *	301	14,713
Vocus, Inc. *	319	3,898
Vringo, Inc. *	563	2,415
Web.com Group, Inc. *	624	21,091
WebMD Health Corp. *	466	22,321
WEX, Inc. *	460	37,886
XO Group, Inc. *	322	3,906
Xoom Corp. *	74	2,027
Yelp, Inc. *	356	27,038
Zillow, Inc., Class A *	220	18,062
Zix Corp. *	1,200	5,388

		13,779,616

Technology Hardware & Equipment 4.6%
ADTRAN, Inc.	544	13,812
Aeroflex Holding Corp. *	348	2,398
Agilysys, Inc. *	137	1,795
Anaren, Inc. *	296	8,273
Anixter International, Inc.	285	25,000
ARRIS Group, Inc. *	1,386	35,897
Aruba Networks, Inc. *	28,099	553,831
Aviat Networks, Inc. *	1,283	2,438
Avid Technology, Inc. *	773	5,365
Badger Meter, Inc.	136	6,928
Bel Fuse, Inc., Class B	120	2,300
Belden, Inc.	32,946	2,131,936
Benchmark Electronics, Inc. *	401	9,115
Black Box Corp.	134	3,673
CalAmp Corp. *	23,501	692,809
Calix, Inc. *	848	6,725
Checkpoint Systems, Inc. *	467	6,230
Ciena Corp. *	1,172	27,343
Cognex Corp. *	862	34,006
Coherent, Inc. *	9,704	648,615
Comtech Telecommunications Corp.	372	11,316
Cray, Inc. *	415	12,238
CTS Corp.	176	3,289
Daktronics, Inc.	790	11,542
Diebold, Inc.	28,900	970,751
DTS, Inc. *	346	7,173
Electro Rent Corp.	245	4,121
Electro Scientific Industries, Inc.	263	2,851
Electronics for Imaging, Inc. *	400	16,948
Emulex Corp. *	794	5,844
Extreme Networks, Inc. *	1,418	10,380
Fabrinet *	249	4,599
FARO Technologies, Inc. *	117	6,051
FEI Co.	463	43,392
Finisar Corp. *	1,149	27,243
Fusion-io, Inc. *	445	4,895
GSI Group, Inc. *	370	3,992
Harmonic, Inc. *	788	5,169
Hutchinson Technology, Inc. *	679	2,580
Imation Corp. *	950	4,570
Immersion Corp. *	129	1,509
Infinera Corp. *	962	8,389
Insight Enterprises, Inc. *	288	6,077
InterDigital, Inc.	486	13,973
InvenSense, Inc. *	666	13,114
Itron, Inc. *	317	12,800
Ixia *	345	4,413
KEMET Corp. *	1,092	6,028
KVH Industries, Inc. *	129	1,700
Littelfuse, Inc.	273	24,433
Maxwell Technologies, Inc. *	653	5,328
Measurement Specialties, Inc. *	130	7,172
Mercury Systems, Inc. *	600	6,420
Mesa Laboratories, Inc.	31	2,488
Methode Electronics, Inc.	461	15,517
MTS Systems Corp.	7,124	501,031
Multi-Fineline Electronix, Inc. *	162	2,236
NETGEAR, Inc. *	527	16,817
Newport Corp. *	655	11,882
Numerex Corp., Class A *	148	1,976
Oplink Communications, Inc. *	255	4,317
OSI Systems, Inc. *	237	13,729
Park Electrochemical Corp.	140	4,224
ParkerVision, Inc. *	408	1,873
PC Connection, Inc.	112	2,292
PC-Tel, Inc.	222	1,823
Plantronics, Inc.	482	20,692
Plexus Corp. *	494	19,315
Procera Networks, Inc. *	410	4,740
QLogic Corp. *	849	9,823
Quantum Corp. *	1,535	1,919
RealD, Inc. *	770	6,892
Rofin-Sinar Technologies, Inc. *	393	9,078
Rogers Corp. *	112	6,798
Ruckus Wireless, Inc. *	32,533	436,918
Sanmina Corp. *	993	16,603
ScanSource, Inc. *	21,706	814,843
ShoreTel, Inc. *	692	5,328
Silicon Graphics International Corp. *	411	5,347
Sonus Networks, Inc. *	1,630	4,890
Speed Commerce, Inc. *	612	2,448
Super Micro Computer, Inc. *	549	11,287
SYNNEX Corp. *	277	15,554
Tech Data Corp. *	1,844	99,428
TESSCO Technologies, Inc.	65	2,164
TTM Technologies, Inc. *	856	6,857
Ubiquiti Networks, Inc. *	99	4,079
Universal Display Corp. *	554	17,994
ViaSat, Inc. *	418	24,875
Vishay Precision Group, Inc. *	109	1,552
Zebra Technologies Corp., Class A *	15,100	829,896
Zygo Corp. *	108	1,515

		8,449,829

Telecommunication Services 1.2%
8x8, Inc. *	42,552	431,477
Atlantic Tele-Network, Inc.	34	1,980
Cincinnati Bell, Inc. *	1,476	5,107
Cogent Communications Group, Inc.	575	23,788

 15

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Consolidated Communications Holdings, Inc.	423	8,282
Fairpoint Communications, Inc. *	420	5,380
General Communication, Inc., Class A *	408	3,970
Hawaiian Telcom Holdco, Inc. *	69	1,873
HickoryTech Corp.	160	2,290
IDT Corp., Class B	265	4,505
inContact, Inc. *	191,660	1,682,775
Inteliquent, Inc.	360	4,176
Iridium Communications, Inc. *	770	4,882
Leap Wireless International, Inc. *	861	15,110
Lumos Networks Corp.	101	1,920
NII Holdings, Inc. *	972	2,926
NTELOS Holdings Corp.	106	1,739
Premiere Global Services, Inc. *	922	10,050
Shenandoah Telecommunications Co.	99	2,485
Straight Path Communications, Inc., Class B *	132	1,088
Towerstream Corp. *	1,185	3,365
USA Mobility, Inc.	257	3,665
Vonage Holdings Corp. *	1,000	4,610

		2,227,443

Transportation 1.4%
Air Transport Services Group, Inc. *	834	5,246
Allegiant Travel Co.	131	11,930
Arkansas Best Corp.	453	15,533
Atlas Air Worldwide Holdings, Inc. *	21,944	775,282
Echo Global Logistics, Inc. *	281	5,702
Forward Air Corp.	462	20,577
Hawaiian Holdings, Inc. *	44,425	451,358
Heartland Express, Inc.	807	16,995
Hub Group, Inc., Class A *	309	12,808
International Shipholding Corp.	71	1,902
JetBlue Airways Corp. *	2,129	18,650
Knight Transportation, Inc.	414	8,839
Landstar System, Inc.	9,377	538,615
Matson, Inc.	243	5,815
Pacer International, Inc. *	762	6,713
Park-Ohio Holdings Corp. *	53	2,533
Patriot Transportation Holding, Inc. *	56	2,043
Quality Distribution, Inc. *	198	2,723
Republic Airways Holdings, Inc. *	835	8,191
Roadrunner Transportation Systems, Inc. *	377	9,896
Saia, Inc. *	142	4,780
SkyWest, Inc.	318	4,137
Spirit Airlines, Inc. *	584	27,390
Swift Transportation Co. *	1,082	23,588
Universal Truckload Services, Inc.	73	2,118
UTi Worldwide, Inc.	37,666	589,850
Werner Enterprises, Inc.	681	17,747
Wesco Aircraft Holdings, Inc. *	138	3,084
XPO Logistics, Inc. *	248	6,180

		2,600,225

Utilities 1.8%
ALLETE, Inc.	473	23,641
American States Water Co.	458	13,007
Artesian Resources Corp., Class A	77	1,733
Atlantic Power Corp.	1,045	2,769
Atmos Energy Corp.	16,400	787,364
Avista Corp.	534	15,395
Black Hills Corp.	521	28,566
California Water Service Group	444	10,341
Chesapeake Utilities Corp.	37	2,177
Cleco Corp.	650	31,759
Connecticut Water Service, Inc.	59	1,988
Delta Natural Gas Co., Inc.	78	1,624
Dynegy, Inc. *	908	18,487
El Paso Electric Co.	450	16,394
Genie Energy Ltd., Class B *	176	1,760
IDACORP, Inc.	546	28,791
MGE Energy, Inc.	177	10,078
Middlesex Water Co.	87	1,731
New Jersey Resources Corp.	6,829	311,402
Northwest Natural Gas Co.	399	16,582
NorthWestern Corp.	410	18,536
NRG Yield, Inc., Class A	106	4,128
Ormat Technologies, Inc.	384	9,466
Otter Tail Corp.	409	11,387
Pattern Energy Group, Inc.	180	5,020
Piedmont Natural Gas Co., Inc.	726	23,973
PNM Resources, Inc.	772	19,030
Portland General Electric Co.	947	28,580
SJW Corp.	65	1,860
South Jersey Industries, Inc.	425	22,670
Southwest Gas Corp.	511	27,456
The Empire District Electric Co.	430	9,869
The Laclede Group, Inc.	10,478	480,835
UIL Holdings Corp.	680	26,296
UNS Energy Corp.	12,211	731,195
WGL Holdings, Inc.	12,775	482,639
York Water Co.	254	5,174

		3,233,703

Total Common Stock
(Cost $137,686,141)		167,584,659

Other Investment Companies 7.7% of net assets

Equity Funds 1.9%
iShares Russell 2000 ETF	65	7,290
iShares Russell Mid-Cap ETF	24,400	3,589,240

		3,596,530

Money Market Fund 5.8%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	10,530,126	10,530,126

Total Other Investment Companies
(Cost $13,981,991)		14,126,656

16

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. (d)(e)*	129	—

Total Warrants
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.2% of net assets

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.03%, 03/20/14 (a)(b)	25,000	24,999
0.04%, 03/20/14 (a)(b)	100,000	99,995
0.05%, 03/20/14 (a)(b)	5,000	5,000
0.06%, 03/20/14 (a)(b)	100,000	99,992
0.08%, 06/26/14 (a)(b)	15,000	14,998

Total Short-Term Investments
(Cost $244,981)		244,984

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $152,511,232 and the unrealized appreciation and depreciation were $34,222,112 and ($4,777,045) respectively, with a net appreciation of $29,445,067.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $553,364 or 0.3% of net assets.

ADR —	American Depositary Receipt
ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 03/21/14	58	6,544,140	(49,487)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon

 17

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, futures contracts and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

18

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$154,406,429	$—	$—	$154,406,429
Energy	13,177,600	—	630	13,178,230
Other Investment Companies[1]	14,126,656	—	—	14,126,656
Short-Term Investments[1]	—	244,984	—	244,984
Warrants[1]	—	—	—	—

Total	$181,710,685	$244,984	$630	$181,956,299

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($49,487)	$—	$—	($49,487)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock	$—	$—	($37)	$—	$—	$667	$—	$630

Total	$—	$—	($37)	$—	$—	$667	$—	$630

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended January 31, 2014.

On January 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46829JAN14

 19

Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of January 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Common Stock	1,730,307,368	2,157,729,885
0.3%	Preferred Stock	7,004,031	7,051,724
2.1%	Other Investment Company	46,150,994	46,150,994
0.0%	Rights	39,105	37,833
0.1%	Short-Term Investments	3,114,734	3,114,760

99.5%	Total Investments	1,786,616,232	2,214,085,196
0.5%	Other Assets and Liabilities, Net		10,154,254

100.0%	Net Assets		2,224,239,450

	Number	Value
Security	of Shares	($)

Common Stock 97.0% of net assets

Australia 4.3%

Banks 0.2%
Australia & New Zealand Banking Group Ltd.	42,771	1,126,598
Bank Of Queensland Ltd.	4,434	44,218
Bendigo & Adelaide Bank Ltd.	6,444	65,397
Commonwealth Bank of Australia	25,054	1,626,666
National Australia Bank Ltd.	36,538	1,062,218
Westpac Banking Corp.	48,304	1,301,868

		5,226,965

Capital Goods 0.3%
Leighton Holdings Ltd.	2,271	32,639
Monadelphous Group Ltd.	509,150	7,103,800

		7,136,439

Commercial & Professional Supplies 0.1%
ALS Ltd.	5,060	35,335
Brambles Ltd.	23,345	184,020
Seek Ltd.	5,528	60,006
Transfield Services Ltd.	2,260,626	1,573,492

		1,852,853

Consumer Services 0.2%
Crown Resorts Ltd.	6,204	90,546
Echo Entertainment Group Ltd.	12,297	25,411
Flight Centre Travel Group Ltd.	838	34,728
Invocare Ltd.	429,546	3,946,729
TABCORP Holdings Ltd.	10,270	31,027
Tatts Group Ltd.	22,383	58,511

		4,186,952

Diversified Financials 0.1%
ASX Ltd.	2,806	87,382
FlexiGroup Ltd.	159,602	564,657
Macquarie Group Ltd.	4,574	215,775

		867,814

Energy 0.0%
Caltex Australia Ltd.	2,024	34,271
Origin Energy Ltd.	16,850	205,919
Santos Ltd.	14,656	171,238
Woodside Petroleum Ltd.	10,320	337,513
WorleyParsons Ltd.	3,314	47,734

		796,675

Food & Staples Retailing 0.1%
Metcash Ltd.	14,377	37,939
Wesfarmers Ltd.	15,361	563,621
Woolworths Ltd.	19,039	567,609

		1,169,169

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	8,985	91,872
Treasury Wine Estates Ltd.	9,858	31,533

		123,405

Health Care Equipment & Services 0.0%
Cochlear Ltd.	852	42,660
Ramsay Health Care Ltd.	1,970	75,642
Sonic Healthcare Ltd.	5,555	80,181

		198,483

Insurance 0.6%
AMP Ltd.	3,264,235	12,184,197
Insurance Australia Group Ltd.	36,812	176,325
QBE Insurance Group Ltd.	18,204	182,874
Suncorp Group Ltd.	20,038	213,010

		12,756,406

Materials 1.1%
Alumina Ltd. *	36,590	40,581
Amcor Ltd.	18,052	169,334
BHP Billiton Ltd.	49,777	1,589,642
BHP Billiton Ltd. ADR	86,675	5,542,866
Boral Ltd.	10,945	45,457
DuluxGroup Ltd.	188,958	885,134
Fortescue Metals Group Ltd.	25,404	117,835
Iluka Resources Ltd.	6,278	47,928
Incitec Pivot Ltd.	26,096	65,187
Newcrest Mining Ltd.	11,930	98,401
Orica Ltd.	553,979	11,403,243
Pact Group Holdings Ltd. *	1,352,178	4,106,255
Rio Tinto Ltd.	6,818	387,413

		24,499,276

Media 0.0%
REA Group Ltd.	22,414	796,598

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	65,138	4,009,370

Real Estate 1.1%
CFS Retail Property Trust Group	32,493	55,112
Charter Hall Retail REIT	2,092,788	6,552,232

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Commonwealth Property Office Fund	11,902,377	12,816,017
Dexus Property Group	72,559	63,283
Federation Centres Ltd.	22,668	44,974
Goodman Group	25,244	103,148
GPT Group	30,770	97,236
Lend Lease Group	8,133	74,919
Mirvac Group	51,235	74,872
Shopping Centres Australasia Property Group	3,392,393	4,405,090
Stockland	32,727	103,923
Westfield Group	32,509	290,684
Westfield Retail Trust	45,683	120,694

		24,802,184

Retailing 0.0%
Harvey Norman Holdings Ltd.	7,965	20,864

Software & Services 0.0%
Computershare Ltd.	6,665	65,116

Telecommunication Services 0.3%
Telstra Corp., Ltd.	1,624,755	7,312,711

Transportation 0.0%
Asciano Ltd.	14,625	71,778
Aurizon Holdings Ltd.	33,984	146,145
Qantas Airways Ltd. *	16,643	15,936
Sydney Airport	16,830	58,044
Toll Holdings Ltd.	10,116	49,403
Transurban Group	20,579	124,341

		465,647

Utilities 0.0%
AGL Energy Ltd.	8,346	111,068
APA Group	12,878	67,474
SP AusNet	24,580	26,732

		205,274

		96,492,201

Austria 0.0%

Banks 0.0%
Erste Group Bank AG	3,933	142,700
Raiffeisen Bank International AG	1,438	55,139

		197,839

Capital Goods 0.0%
Andritz AG	1,076	59,042

Energy 0.0%
OMV AG	2,275	98,492

Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	576	27,327

Materials 0.0%
Voestalpine AG	1,648	73,761

Real Estate 0.0%
Immofinanz AG *	13,432	63,354

Telecommunication Services 0.0%
Telekom Austria AG	2,926	25,562

		545,377

Belgium 0.2%

Banks 0.0%
KBC GROEP N.V.	3,974	234,387

Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	1,210	109,164

Food & Staples Retailing 0.1%
Colruyt S.A.	42,899	2,433,593
Delhaize Group S.A.	1,527	98,077

		2,531,670

Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	12,382	1,186,725

Insurance 0.0%
Ageas	3,420	146,758

Materials 0.0%
Solvay S.A.	938	130,965
Umicore S.A.	1,709	73,076

		204,041

Media 0.0%
Telenet Group Holding N.V.	838	49,786

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	1,687	119,287

Telecommunication Services 0.0%
Belgacom S.A.	2,281	65,114

		4,646,932

Brazil 0.6%

Consumer Services 0.1%
Kroton Educacional S.A.	101,200	1,546,568

Food, Beverage & Tobacco 0.2%
Ambev S.A. ADR	611,486	3,999,119

Insurance 0.1%
BB Seguridade Participacoes S.A.	266,000	2,502,103

Materials 0.1%
Vale S.A. ADR	205,400	2,793,440

Software & Services 0.1%
Cielo S.A.	84,800	2,246,046

Transportation 0.0%
CCR S.A.	140,700	902,543

		13,989,819

Cambodia 0.1%

Consumer Services 0.1%
NagaCorp Ltd.	2,620,000	2,506,854

Canada 4.5%

Banks 0.1%
The Toronto-Dominion Bank	25,988	2,247,510

Capital Goods 0.4%
ATS Automation Tooling Systems, Inc. *	365,160	4,557,328
CAE, Inc.	283,574	3,592,574

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Finning International, Inc.	13,350	323,037

		8,472,939

Commercial & Professional Supplies 0.4%
Ritchie Bros. Auctioneers, Inc.	152,200	3,498,379
Stantec, Inc.	82,530	5,022,567

		8,520,946

Consumer Durables & Apparel 0.0%
Gildan Activewear, Inc.	14,500	773,073

Diversified Financials 0.4%
CI Financial Corp.	71,926	2,246,093
Element Financial Corp. *	526,530	6,018,161

		8,264,254

Energy 0.7%
Africa Oil Corp. *	287,120	2,094,870
Canadian Natural Resources Ltd.	68,400	2,240,100
Pason Systems, Inc.	256,900	5,801,154
Raging River Exploration, Inc. *	421,360	2,629,362
Suncor Energy, Inc.	105,525	3,464,386

		16,229,872

Materials 0.7%
Agrium, Inc.	18,600	1,620,060
Capstone Mining Corp. *	420,440	1,090,973
CCL Industries, Inc., Class B	51,110	3,687,262
Potash Corp. of Saskatchewan, Inc.	144,325	4,520,259
West Fraser Timber Co., Ltd.	105,400	5,412,190

		16,330,744

Media 0.2%
Thomson Reuters Corp.	125,500	4,527,578

Real Estate 0.4%
Brookfield Asset Management, Inc., Class A	26,987	1,024,157
Firstservice Corp.	55,090	2,221,902
Morguard Real Estate Investment Trust	135,490	1,989,011
Northern Property REIT	178,000	4,649,176

		9,884,246

Transportation 1.2%
Canadian National Railway Co.	206,677	11,057,220
Canadian Pacific Railway Ltd.	89,551	13,565,185
WestJet Airlines Ltd.	44,061	998,123

		25,620,528

		100,871,690

China 2.2%

Automobiles & Components 0.3%
Minth Group Ltd.	2,847,073	5,565,498

Banks 0.1%
China Merchants Bank Co., Ltd., Class H	1,260,723	2,220,658

Capital Goods 0.3%
CIMC Enric Holdings Ltd.	1,616,000	2,592,590
Haitian International Holdings Ltd.	1,506,000	3,266,576

		5,859,166

Diversified Financials 0.0%
Haitong Securities Co Ltd., Class H	735,600	1,082,418

Energy 0.4%
China Oilfield Services Ltd., Class H	294,000	788,457
CNOOC Ltd.	1,802,000	2,799,071
Hilong Holding Ltd.	6,231,000	4,752,039

		8,339,567

Insurance 0.1%
Ping An Insurance (Group) Co. of China Ltd., Class H	410,500	3,317,591

Materials 0.1%
AMVIG Holdings Ltd. (b)	2,958,000	1,215,387

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Sino Biopharmaceutical Ltd.	1,496,000	1,264,704
WuXi PharmaTech Cayman, Inc. ADR *	26,440	922,756

		2,187,460

Retailing 0.0%
Chow Tai Fook Jewellery Group Ltd.	469,200	685,628

Software & Services 0.6%
Baidu, Inc. ADR *	22,610	3,538,465
NetEase, Inc. ADR *	21,076	1,580,068
Qihoo 360 Technology Co., Ltd. ADR *	11,252	1,137,352
Tencent Holdings Ltd.	45,900	3,218,043
YY, Inc. ADR *	70,750	4,478,475

		13,952,403

Technology Hardware & Equipment 0.2%
Hollysys Automation Technologies Ltd. *	45,596	769,205
Ju Teng International Holdings Ltd.	4,284,000	2,845,288

		3,614,493

		48,040,269

Denmark 1.7%

Banks 0.3%
Danske Bank A/S *	10,154	229,656
Jyske Bank A/S - Reg’d *	136,290	6,989,132

		7,218,788

Consumer Durables & Apparel 0.1%
Pandora A/S	52,833	3,031,221

Food, Beverage & Tobacco 0.4%
Carlsberg A/S, Class B	1,681	164,134
Royal UNIBREW	64,340	8,129,141

		8,293,275

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	1,705	128,080
GN Store Nord A/S	93,123	2,211,505
William Demant Holding A/S *	443	40,768

		2,380,353

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.0%
Tryg A/S	368	35,142

Materials 0.5%
Christian Hansen Holding A/S	319,298	12,346,806

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	30,700	1,215,259
Novozymes A/S, B Shares	3,747	161,919

		1,377,178

Software & Services 0.2%
SimCorp A/S	101,151	3,708,469

Telecommunication Services 0.0%
TDC A/S	13,238	124,426

Transportation 0.0%
AP Moeller - Maersk A/S, Series A	9	96,338
AP Moeller - Maersk A/S, Series B	20	223,475
DSV A/S	3,059	98,217

		418,030

		38,933,688

Finland 0.8%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	1,651	69,462

Capital Goods 0.5%
Cramo Oyj	240,780	4,772,014
Kone Oyj, Class B	19,356	785,482
Metso Oyj	1,916	59,810
Sanitec Corp. *	453,580	5,175,246
Wartsila Oyj Abp	2,658	143,936

		10,936,488

Diversified Financials 0.0%
Pohjola Bank plc, A Shares	2,071	40,560

Energy 0.0%
Neste Oil Oyj	1,922	34,308

Insurance 0.3%
Sampo Oyj, A Shares	110,779	5,136,586

Materials 0.0%
Stora Enso Oyj, R Shares	8,723	81,414
UPM-Kymmene Oyj	8,330	127,588

		209,002

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	1,428	37,271

Technology Hardware & Equipment 0.0%
Nokia Oyj *	57,419	397,386

Telecommunication Services 0.0%
Elisa Oyj	2,120	54,345

Utilities 0.0%
Fortum Oyj	6,918	148,671

		17,064,079

France 8.8%

Automobiles & Components 0.5%
Compagnie Generale des Etablissements Michelin	2,955	310,837
Plastic Omnium S.A.	273,370	7,066,274
Renault S.A.	2,997	260,346
Valeo S.A.	23,471	2,619,019

		10,256,476

Banks 1.2%
BNP Paribas S.A.	345,001	26,635,833
Credit Agricole S.A. *	14,879	199,650
Natixis	13,865	81,334
Societe Generale S.A.	10,977	620,198

		27,537,015

Capital Goods 0.6%
Alstom S.A.	3,268	92,308
Bouygues S.A.	2,833	108,283
Compagnie de Saint-Gobain	59,814	3,136,796
Legrand S.A.	4,048	214,572
LISI	5,169	867,943
Nexans S.A.	63,503	2,975,770
Rexel S.A.	3,743	96,168
Safran S.A.	4,283	304,377
Schneider Electric S.A. (g)	253	20,321
Schneider Electric S.A. (g)	8,134	655,356
Thales S.A.	1,517	98,718
Vallourec S.A.	1,597	79,731
Vinci S.A.	57,390	3,752,687
Zodiac Aerospace	8,270	1,458,949

		13,861,979

Commercial & Professional Supplies 0.0%
Bureau Veritas S.A.	3,576	92,893
Edenred	3,517	98,139
Societe BIC S.A.	431	49,598

		240,630

Consumer Durables & Apparel 1.4%
Christian Dior S.A.	25,961	4,745,614
Hermes International	4,354	1,386,061
Kering	67,282	13,418,624
LVMH Moet Hennessy Louis Vuitton S.A.	66,052	11,750,240

		31,300,539

Consumer Services 0.0%
Accor S.A.	2,594	123,656
Sodexo	1,491	146,839

		270,495

Diversified Financials 0.0%
Eurazeo S.A.	520	37,161
Wendel S.A.	493	66,822

		103,983

Energy 0.2%
CGG S.A. *	2,590	38,473
Technip S.A.	1,522	129,780
Total S.A.	73,039	4,166,994

		4,335,247

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.0%
Carrefour S.A.	9,697	333,212
Casino Guichard Perrachon S.A.	918	94,618

		427,830

Food, Beverage & Tobacco 1.0%
Danone	175,047	11,556,265
Pernod-Ricard S.A.	98,022	10,526,658
Remy Cointreau S.A.	330	24,606

		22,107,529

Health Care Equipment & Services 0.3%
Essilor International S.A.	3,172	318,306
Medica S.A.	186,943	5,351,991

		5,670,297

Household & Personal Products 0.0%
L’Oreal S.A.	3,759	617,131

Insurance 0.7%
AXA S.A.	477,979	12,537,841
CNP Assurances	2,227	43,573
Euler Hermes S.A.	18,708	2,296,064
SCOR SE	2,591	83,939

		14,961,417

Materials 0.0%
Air Liquide S.A.	4,863	610,303
Arkema S.A.	947	100,868
Imerys S.A.	509	41,387
Lafarge S.A.	2,886	206,862

		959,420

Media 0.4%
Eutelsat Communications S.A.	1,976	59,955
Havas S.A.	383,120	3,002,949
Ipsos	14,571	624,594
JC Decaux S.A.	997	42,516
Lagardere S.C.A.	1,770	62,481
Publicis Groupe S.A.	63,232	5,598,355

		9,390,850

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Boiron S.A. (b)	74,612	5,283,031
Eurofins Scientific	18,959	4,822,894
Sanofi	62,953	6,154,340

		16,260,265

Real Estate 0.1%
Fonciere des Regions	412	33,763
Gecina S.A.	329	40,081
ICADE	684	59,989
Klepierre	1,564	67,784
Unibail-Rodamco SE	11,102	2,671,939

		2,873,556

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	9,557	78,445

Software & Services 0.4%
AtoS	1,151	100,656
Cap Gemini S.A.	55,426	3,770,295
Criteo S.A. ADR *	103,530	3,643,221
Dassault Systemes S.A.	981	116,312

		7,630,484

Technology Hardware & Equipment 0.9%
Alcatel-Lucent *	44,578	178,297
Ingenico	122,597	10,519,357
Neopost S.A.	95,590	8,099,255

		18,796,909

Telecommunication Services 0.0%
Iliad S.A.	430	98,474
Orange S.A.	28,027	346,953
Vivendi S.A.	18,351	492,616

		938,043

Transportation 0.0%
Aeroports de Paris	519	58,556
Groupe Eurotunnel S.A. - Reg’d	8,871	97,806

		156,362

Utilities 0.4%
Electricite de France	3,627	123,124
GDF Suez	20,731	457,605
Rubis S.C.A.	106,491	6,914,291
Suez Environnement Co.	4,195	75,135
Veolia Environnement S.A.	5,454	85,510

		7,655,665

		196,430,567

Germany 9.7%

Automobiles & Components 2.1%
Bayerische Motoren Werke AG	185,075	20,090,511
Continental AG	34,195	7,338,757
Daimler AG - Reg’d	173,102	14,458,484
ElringKlinger AG	121,753	4,491,022
Volkswagen AG	442	107,033

		46,485,807

Banks 0.5%
Aareal Bank AG *	291,060	10,703,192
Commerzbank AG *	15,332	259,539

		10,962,731

Capital Goods 2.2%
Brenntag AG	12,848	2,214,646
DMG MORI SEIKI AG	219,140	7,050,791
Duerr AG	82,972	6,967,224
GEA Group AG	2,817	131,772
Hochtief AG	480	38,208
MAN SE	665	80,954
MTU Aero Engines AG	112,477	9,950,264
NORMA Group	332,068	17,863,461
Osram Licht AG *	1,220	71,302
Rational AG	11,284	3,471,690
Siemens AG - Reg’d	12,207	1,544,356

		49,384,668

Commercial & Professional Supplies 0.5%
Bertrandt AG	6,203	921,499
Bilfinger SE	81,100	9,318,550

		10,240,049

Consumer Durables & Apparel 0.0%
Adidas AG	3,242	361,455
Hugo Boss AG	414	52,303

		413,758

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.3%
Aurelius AG	139,440	5,240,303
Deutsche Bank AG - Reg’d	15,671	754,315
Deutsche Boerse AG	3,030	232,681

		6,227,299

Food & Staples Retailing 0.0%
Metro AG	1,944	79,924

Food, Beverage & Tobacco 0.0%
Suedzucker AG	1,360	33,893

Health Care Equipment & Services 0.0%
Celesio AG	1,275	42,001
Fresenius Medical Care AG & Co. KGaA	3,256	229,454
Fresenius SE & Co. KGaA	1,919	299,559

		571,014

Household & Personal Products 0.0%
Beiersdorf AG	1,597	157,846
Henkel AG & Co. KGaA	2,052	199,417

		357,263

Insurance 0.8%
Allianz SE - Reg’d	101,634	16,895,671
Hannover Rueckversicherung SE - Reg’d	904	71,714
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	2,796	576,201

		17,543,586

Materials 1.0%
BASF SE	31,837	3,403,753
BASF SE ADR	46,050	4,942,547
HeidelbergCement AG	2,226	165,212
K&S AG - Reg’d	2,720	81,458
Lanxess AG	1,318	86,373
Linde AG	2,864	541,203
Symrise AG	279,761	12,739,124
ThyssenKrupp AG *	6,977	179,166

		22,138,836

Media 0.3%
Axel Springer SE	593	37,869
GfK SE (b)	64,177	3,527,136
Kabel Deutschland Holding AG	340	44,673
ProSiebenSat.1 Media AG - Reg’d	74,988	3,359,211
Sky Deutschland AG *	6,081	55,176

		7,024,065

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG - Reg’d	49,763	6,549,093
Merck KGaA	1,024	158,557
Morphosys AG *	40,365	3,529,161
QIAGEN N.V. *	169,552	3,718,881

		13,955,692

Real Estate 0.0%
Deutsche Wohnen AG	4,592	85,937

Retailing 0.3%
Fielmann AG	60,527	6,755,117

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	348,637	3,582,251

Software & Services 0.7%
SAP AG	95,105	7,276,448
United Internet AG - Reg’d	1,612	70,406
Wirecard AG	202,557	8,853,161

		16,200,015

Technology Hardware & Equipment 0.1%
Wincor Nixdorf AG	18,522	1,315,763

Telecommunication Services 0.0%
Deutsche Telekom AG - Reg’d	45,165	730,279
Telefonica Deutschland Holding AG	3,480	27,724

		758,003

Transportation 0.0%
Deutsche Lufthansa AG - Reg’d *	3,433	81,548
Deutsche Post AG - Reg’d	14,072	486,016
Fraport AG Frankfurt Airport Services Worldwide	551	40,659

		608,223

Utilities 0.1%
E.ON SE AG	28,121	508,980
RWE AG	7,394	272,827

		781,807

		215,505,701

Greece 0.2%

Diversified Financials 0.2%
Hellenic Exchanges S.A.	398,770	3,928,406

Hong Kong 2.8%

Automobiles & Components 0.2%
Xinyi Glass Holdings Ltd.	5,800,000	4,699,203

Banks 0.0%
Bank of East Asia Ltd.	17,800	67,635
BOC Hong Kong (Holdings) Ltd.	58,000	176,276
Hang Seng Bank Ltd.	12,000	188,381

		432,292

Capital Goods 0.0%
Hopewell Holdings Ltd.	8,500	29,451
Hutchison Whampoa Ltd.	33,000	408,670
Noble Group Ltd.	58,000	43,036
NWS Holdings Ltd.	20,000	29,002

		510,159

Consumer Durables & Apparel 0.7%
Haier Electronics Group Co., Ltd.	360,000	1,044,313
Li & Fung Ltd.	90,000	124,600
Man Wah Holdings Ltd.	2,986,400	5,427,543
Techtronic Industries Co., Ltd.	3,532,500	9,073,759
Yue Yuen Industrial Holdings Ltd.	11,000	33,938

		15,704,153

Consumer Services 0.4%
Galaxy Entertainment Group Ltd. *	32,000	312,787
Melco International Development Ltd.	1,496,000	5,427,415
MGM China Holdings Ltd.	281,200	1,102,142
Sands China Ltd.	38,000	291,812

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Shangri-La Asia Ltd.	26,000	43,134
SJM Holdings Ltd.	29,683	92,004
Wynn Macau Ltd.	23,200	98,536

		7,367,830

Diversified Financials 0.0%
First Pacific Co., Ltd.	36,000	35,475
Hong Kong Exchanges & Clearing Ltd.	16,500	258,713

		294,188

Insurance 0.2%
AIA Group Ltd.	904,200	4,167,953

Real Estate 0.3%
Cheung Kong (Holdings) Ltd.	21,410	317,591
China Overseas Land & Investment Ltd.	212,000	569,081
Hang Lung Properties Ltd.	35,000	97,418
Henderson Land Development Co., Ltd.	16,500	88,758
Hysan Development Co., Ltd.	10,000	39,424
Kerry Properties Ltd.	11,000	35,280
New World Development Co., Ltd.	54,000	67,531
Sino Land Co., Ltd.	44,000	58,402
Sun Hung Kai Properties Ltd.	25,000	304,836
Swire Pacific Ltd., Class A	10,500	113,140
Swire Properties Ltd.	17,800	45,858
The Link REIT	35,500	160,520
Wharf Holdings Ltd.	481,349	3,276,744
Wheelock & Co., Ltd.	14,000	56,961

		5,231,544

Retailing 0.1%
Emperor Watch & Jewellery Ltd.	25,220,000	1,656,724
Sa Sa International Holdings Ltd.	216,000	207,033

		1,863,757

Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	240,900	2,255,895
Xinyi Solar Holdings Ltd. *	11,132,000	2,337,149

		4,593,044

Software & Services 0.2%
21Vianet Group Inc. ADR *	215,440	4,862,481

Technology Hardware & Equipment 0.2%
AAC Technologies Holdings, Inc.	1,060,500	4,543,678
China High Precision Automation Group Ltd. (a)(b)*	766,000	12,234
Lenovo Group Ltd.	344,000	443,656

		4,999,568

Telecommunication Services 0.0%
HKT Trust & HKT Ltd.	34,000	32,546
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,484,000	544,461
PCCW Ltd.	60,000	27,309

		604,316

Transportation 0.3%
Cathay Pacific Airways Ltd.	18,000	37,447
MTR Corp., Ltd.	23,500	83,265
Pacific Basin Shipping Ltd.	10,573,000	6,516,502

		6,637,214

Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	11,400	66,959
CLP Holdings Ltd.	26,500	199,933
Hong Kong & China Gas Co., Ltd.	89,540	184,334
Power Assets Holdings Ltd.	21,000	157,469

		608,695

		62,576,397

India 1.1%

Automobiles & Components 0.3%
Bharat Forge Ltd.	875,670	4,850,402
Tata Motors Ltd.	397,587	2,212,332

		7,062,734

Banks 0.2%
Bank of India	412,750	1,263,638
HDFC Bank Ltd.	217,422	2,186,267

		3,449,905

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Lupin Ltd.	86,080	1,210,601
Sun Pharmaceutical Industries Ltd.	257,134	2,416,819

		3,627,420

Software & Services 0.4%
HCL Technologies Ltd.	96,227	2,245,539
Tata Consultancy Services Ltd.	66,928	2,392,070
Tech Mahindra Ltd.	27,812	792,619
WNS Holdings Ltd. ADR *	162,220	3,492,597

		8,922,825

Telecommunication Services 0.0%
Idea Cellular Ltd.	270,712	618,145

		23,681,029

Ireland 1.4%

Banks 0.0%
Bank of Ireland *	366,051	144,904

Capital Goods 0.3%
Allegion plc *	14,400	710,640
Eaton Corp. plc	54,700	3,998,023
Ingersoll-Rand plc	43,200	2,539,728

		7,248,391

Commercial & Professional Supplies 0.5%
Experian plc	677,775	11,569,280

Energy 0.1%
Dragon Oil plc	139,035	1,340,369

Food, Beverage & Tobacco 0.3%
Glanbia plc (g)	38,400	558,297
Glanbia plc (g)	358,556	5,217,874
Kerry Group plc, Class A	2,289	154,050

		5,930,221

Materials 0.0%
CRH plc	11,148	286,575
Smurfit Kappa Group plc	31,583	739,523

		1,026,098

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Shire plc	65,538	3,270,768

		30,530,031

Israel 0.3%

Banks 0.0%
Bank Hapoalim B.M.	15,869	82,403
Bank Leumi Le-Israel B.M. *	18,157	68,972
Mizrahi Tefahot Bank Ltd.	1,853	22,568

		173,943

Energy 0.0%
Delek Group Ltd.	68	24,261

Materials 0.0%
Israel Chemicals Ltd.	6,666	54,492
The Israel Corp., Ltd. *	35	17,595

		72,087

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd.	13,176	587,265

Software & Services 0.2%
Check Point Software Technologies Ltd. *	75,184	4,919,289
NICE Systems Ltd.	898	35,216

		4,954,505

Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	26,399	40,230

		5,852,291

Italy 2.2%

Automobiles & Components 0.0%
Fiat S.p.A. *	13,397	133,250
Pirelli & C. S.p.A	3,567	57,368

		190,618

Banks 1.0%
Banca Monte dei Paschi di Siena S.p.A. *	73,168	16,584
Intesa Sanpaolo S.p.A.	7,832,205	21,109,037
UniCredit S.p.A.	68,003	509,010
Unione di Banche Italiane S.C.P.A.	12,391	90,127

		21,724,758

Capital Goods 0.2%
Finmeccanica S.p.A. *	6,068	53,171
Interpump Group S.p.A.	402,090	5,197,279
Prysmian S.p.A.	3,054	74,561

		5,325,011

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	2,543	134,759

Diversified Financials 0.6%
Azimut Holding S.p.A.	49,192	1,421,849
Banca Generali S.p.A.	372,740	11,391,229
Exor S.p.A.	1,831	71,602
Mediobanca S.p.A. *	7,747	70,836

		12,955,516

Energy 0.1%
Eni S.p.A.	39,252	891,359
Saipem S.p.A.	4,111	96,260
Tenaris S.A.	7,371	164,432

		1,152,051

Insurance 0.0%
Assicurazioni Generali S.p.A.	17,664	381,133
UnipolSai S.p.A. *	13,870	41,620

		422,753

Retailing 0.1%
World Duty Free S.p.A. *	66,796	971,146

Technology Hardware & Equipment 0.2%
Ei Towers S.p.A.	80,570	3,931,096

Telecommunication Services 0.0%
Telecom Italia S.p.A.	161,264	179,085
Telecom Italia S.p.A. - RSP	90,360	76,113

		255,198

Transportation 0.0%
Atlantia S.p.A.	6,011	136,722

Utilities 0.0%
Enel Green Power S.p.A.	26,240	66,134
Enel S.p.A.	103,014	468,841
Snam S.p.A.	30,056	164,766
Terna - Rete Elettrica Nationale S.p.A.	21,282	103,181

		802,922

		48,002,550

Japan 12.9%

Automobiles & Components 2.4%
Aisin Seiki Co., Ltd.	2,900	106,779
Bridgestone Corp.	10,100	362,613
Daihatsu Motor Co., Ltd.	3,000	46,788
Denso Corp.	91,300	4,695,424
F.C.C. Co., Ltd.	260,400	4,991,519
Fuji Heavy Industries Ltd.	264,100	7,199,764
Honda Motor Co., Ltd.	269,207	10,090,725
Isuzu Motors Ltd.	18,317	108,433
Koito Manufacturing Co., Ltd.	1,485	30,216
Mazda Motor Corp. *	44,000	211,030
Mitsubishi Motors Corp. *	9,800	104,925
Musashi Seimitsu Industry Co., Ltd.	168,000	3,282,341
NGK Spark Plug Co., Ltd.	3,000	69,209
NHK Spring Co., Ltd.	2,200	22,488
Nifco, Inc.	302,300	7,864,587
Nissan Motors Co., Ltd.	38,900	333,696
NOK Corp.	1,600	25,777
Stanley Electric Co., Ltd.	2,200	49,701
Sumitomo Rubber Industries Ltd.	2,600	35,887
Suzuki Motor Corp.	5,400	139,978
The Yokohama Rubber Co., Ltd.	3,000	26,715
Toyoda Gosei Co., Ltd.	1,000	21,031
Toyota Boshoku Corp.	1,000	11,388
Toyota Industries Corp.	2,514	114,869
Toyota Motor Corp.	238,277	13,634,116
TS Tech Co., Ltd.	18,600	685,933

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yamaha Motor Co., Ltd.	4,200	55,477

		54,321,409

Banks 0.7%
Aozora Bank Ltd.	16,000	45,598
Fukuoka Financial Group, Inc.	12,000	49,999
Hokuhoku Financial Group, Inc.	15,000	28,421
Mitsubishi UFJ Financial Group, Inc.	196,400	1,180,713
Mizuho Financial Group, Inc.	352,900	747,908
Resona Holdings, Inc.	29,500	155,497
Seven Bank Ltd.	8,900	33,923
Shinsei Bank Ltd.	28,000	56,603
Sumitomo Mitsui Financial Group, Inc.	241,300	11,178,493
Sumitomo Mitsui Trust Holdings, Inc.	53,000	251,439
Suruga Bank Ltd.	122,000	2,060,351
The Bank of Kyoto Ltd.	5,000	39,828
The Bank of Yokohama Ltd.	19,000	95,507
The Chiba Bank Ltd.	12,000	75,937
The Chugoku Bank Ltd.	3,000	36,928
The Gunma Bank Ltd.	6,000	31,752
The Hachijuni Bank Ltd.	7,000	38,653
The Hiroshima Bank Ltd.	8,000	32,308
The Iyo Bank Ltd.	4,000	37,393
The Joyo Bank Ltd.	10,000	47,334
The Nishi-Nippon City Bank Ltd.	10,000	25,211
The Shizuoka Bank Ltd.	8,454	83,966
Yamaguchi Financial Group, Inc.	3,274	29,828

		16,363,590

Capital Goods 2.5%
Aica Kogyo Co., Ltd.	229,900	4,230,027
Aida Engineering Ltd.	432,700	4,811,307
Amada Co., Ltd.	6,000	48,545
Asahi Glass Co., Ltd.	16,000	90,513
Chiyoda Corp.	2,417	37,155
Daifuku Co., Ltd.	387,500	4,586,984
Daikin Industries Ltd.	86,100	4,938,676
Fanuc Corp.	5,151	834,769
Fuji Electric Co., Ltd.	8,000	34,657
Hino Motors Ltd.	4,000	58,207
Hitachi Construction Machinery Co., Ltd.	1,600	30,564
IHI Corp.	20,000	90,692
Itochu Corp.	226,800	2,770,877
JGC Corp.	3,000	113,137
JTEKT Corp.	3,300	48,587
Kajima Corp.	13,000	47,892
Kanamoto Co., Ltd.	99,600	2,573,121
Kawasaki Heavy Industries Ltd.	23,000	99,469
Kinden Corp.	2,000	19,505
Komatsu Ltd.	14,600	308,189
Kubota Corp.	17,000	261,652
Kurita Water Industries Ltd.	1,700	36,225
LIXIL Group Corp.	4,000	103,054
Mabuchi Motor Co., Ltd.	400	22,964
Makita Corp.	25,900	1,347,533
Marubeni Corp.	25,445	177,510
Misumi Group, Inc.	27,100	776,950
Mitsubishi Corp.	21,349	392,525
Mitsubishi Electric Corp.	30,000	338,856
Mitsubishi Heavy Industries Ltd.	46,000	296,938
Mitsui & Co., Ltd.	27,200	364,243
Nabtesco Corp.	1,400	31,036
NGK Insulators Ltd.	4,000	67,448
Nidec Corp.	15,400	1,713,343
NSK Ltd.	7,000	78,488
NTN Corp. *	1,079,000	4,620,071
Obayashi Corp.	10,000	59,037
Sanwa Holdings Corp.	523,000	3,645,073
Shimizu Corp.	9,000	48,514
SMC Corp.	10,637	2,664,070
Sojitz Corp.	18,800	32,229
Sumitomo Corp.	17,400	216,810
Sumitomo Electric Industries Ltd.	11,800	185,330
Sumitomo Heavy Industries Ltd.	9,000	41,672
Tadano Ltd.	351,000	4,930,727
Taisei Corp.	15,000	65,514
The Japan Steel Works Ltd.	5,000	24,699
THK Co., Ltd.	162,300	3,518,084
Toshiba Corp.	62,000	257,746
Toshiba Plant Systems & Services Corp.	166,000	2,456,478
TOTO Ltd.	86,313	1,365,220
Toyota Tsusho Corp.	3,200	75,033

		55,987,945

Commercial & Professional Supplies 0.3%
Dai Nippon Printing Co., Ltd.	9,000	88,839
Meitec Corp.	43,200	1,151,744
Park24 Co., Ltd.	40,200	827,259
Secom Co., Ltd.	63,300	3,556,167
Toppan Printing Co., Ltd.	9,000	65,630

		5,689,639

Consumer Durables & Apparel 0.1%
Asics Corp.	2,200	37,998
Casio Computer Co., Ltd.	3,600	38,898
Iida Group Holdings Co., Ltd. *	2,000	35,470
Namco Bandai Holdings, Inc.	2,900	65,814
Nikon Corp.	5,300	90,544
Panasonic Corp.	33,900	384,211
Rinnai Corp.	500	38,903
Sankyo Co., Ltd.	800	37,842
Sega Sammy Holdings, Inc.	3,200	76,433
Sekisui Chemical Co., Ltd.	7,000	80,680
Sekisui House Ltd.	8,355	115,235
Sharp Corp. *	24,419	82,834
Shimano, Inc.	1,145	102,005
Sony Corp.	15,500	242,838
Yamaha Corp.	2,400	35,186

		1,464,891

Consumer Services 0.0%
Benesse Holdings, Inc.	1,000	39,395
McDonald’s Holdings Co., Ltd.	1,000	26,219
Oriental Land Co., Ltd.	800	121,403

		187,017

Diversified Financials 1.2%
Acom Co., Ltd. *	6,100	17,943
AEON Financial Service Co., Ltd.	1,200	27,829
Century Tokyo Leasing Corp.	32,300	940,765
Credit Saison Co., Ltd.	2,600	63,563
Daiwa Securities Group, Inc.	1,810,000	16,786,671

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Japan Exchange Group, Inc.	4,000	96,641
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,700	45,451
Nomura Holdings, Inc.	56,200	390,477
ORIX Corp.	489,800	7,429,345
SBI Holdings, Inc.	3,336	45,676

		25,844,361

Energy 0.0%
Idemitsu Kosan Co., Ltd.	1,300	28,843
Inpex Corp.	13,600	161,143
Japan Petroleum Exploration Co.	400	14,823
JX Holdings, Inc.	34,900	168,242
Showa Shell Sekiyu K.K.	2,800	26,646
TonenGeneral Sekiyu K.K.	4,367	38,057

		437,754

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	9,500	118,456
FamilyMart Co., Ltd.	1,000	45,082
Lawson, Inc.	51,529	3,748,724
Seven & i Holdings Co., Ltd.	11,700	461,202
Sundrug Co., Ltd.	23,100	968,384
Tsuruha Holdings, Inc.	8,100	757,877

		6,099,725

Food, Beverage & Tobacco 0.3%
Ajinomoto Co., Inc.	10,000	141,130
Ariake Japan Co., Ltd.	131,000	3,343,854
Asahi Group Holdings Ltd.	6,100	165,884
Calbee, Inc.	105,700	2,438,791
Coca-Cola West Co., Ltd.	900	17,636
Japan Tobacco, Inc.	16,800	518,606
Kikkoman Corp.	3,000	53,272
Kirin Holdings Co., Ltd.	14,000	190,396
Meiji Holdings Co., Ltd.	1,000	62,405
Nippon Meat Packers, Inc.	3,000	51,085
Nisshin Seifun Group, Inc.	3,300	32,798
Nissin Food Holdings Co., Ltd.	900	38,960
Suntory Beverage & Food Ltd.	1,900	62,013
Toyo Suisan Kaisha Ltd.	1,365	43,013
Yakult Honsha Co., Ltd.	1,500	73,209
Yamazaki Baking Co., Ltd.	2,000	21,531

		7,254,583

Health Care Equipment & Services 1.2%
Alfresa Holdings Corp.	600	34,091
Hogy Medical Co., Ltd.	97,200	5,024,505
M3, Inc.	1,000	2,932,485
Medipal Holdings Corp.	2,200	32,126
Miraca Holdings, Inc.	125,800	5,944,818
Nihon Kohden Corp.	17,200	670,540
Olympus Corp. *	254,900	7,489,534
Ship Healthcare Holdings, Inc.	103,600	3,957,843
Suzuken Co., Ltd.	1,100	38,019
Sysmex Corp.	1,100	60,544
Terumo Corp.	2,400	111,450

		26,295,955

Household & Personal Products 0.3%
Kao Corp.	44,500	1,410,732
Pigeon Corp.	100,400	4,572,055
Shiseido Co., Ltd.	5,400	85,378
Unicharm Corp.	1,800	97,793

		6,165,958

Insurance 0.0%
MS&AD Insurance Group Holdings, Inc.	7,810	180,951
NKSJ Holdings, Inc.	5,900	153,550
Sony Financial Holdings, Inc.	2,600	42,060
T&D Holdings, Inc.	8,700	106,002
The Dai-ichi Life Insurance Co., Ltd.	13,100	196,568
Tokio Marine Holdings, Inc.	10,500	306,581

		985,712

Materials 0.3%
Air Water, Inc.	2,278	33,570
Asahi Kasei Corp.	19,463	147,276
Daicel Corp.	5,000	40,094
Daido Steel Co., Ltd.	4,373	21,744
Hitachi Chemical Co., Ltd.	1,600	22,942
Hitachi Metals Ltd.	3,000	47,260
JFE Holdings, Inc.	7,300	151,274
JSR Corp.	2,700	48,078
Kaneka Corp.	4,337	26,823
Kansai Paint Co., Ltd.	3,373	45,561
Kobe Steel Ltd. *	37,000	61,292
Kuraray Co., Ltd.	5,200	58,297
Kureha Corp.	782,000	3,568,550
Maruichi Steel Tube Ltd.	700	18,208
Mitsubishi Chemical Holdings Corp.	20,500	87,142
Mitsubishi Gas Chemical Co., Inc.	6,000	42,140
Mitsubishi Materials Corp.	17,000	57,070
Mitsui Chemicals, Inc.	12,000	28,645
Nippon Kayaku Co., Ltd.	49,000	645,054
Nippon Paint Co., Ltd.	3,000	49,311
Nippon Steel & Sumitomo Metal Corp.	115,000	348,822
Nitto Denko Corp.	2,500	111,159
Oji Holdings Corp.	13,000	61,258
Shin-Etsu Chemical Co., Ltd.	6,424	355,665
Showa Denko K.K.	22,000	29,851
Sumitomo Chemical Co., Ltd.	24,000	97,229
Sumitomo Metal Mining Co., Ltd.	8,000	103,510
Taiheiyo Cement Corp.	16,000	59,163
Taiyo Nippon Sanso Corp.	4,000	27,675
Teijin Ltd.	14,000	31,509
Toray Industries, Inc.	23,000	150,177
Toyo Seikan Group Holdings Ltd.	2,300	40,797
Ube Industries Ltd.	15,000	30,779
Yamato Kogyo Co., Ltd.	600	17,759

		6,665,684

Media 0.0%
Dentsu, Inc.	3,600	141,215
Hakuhodo DY Holdings, Inc.	3,500	28,272
Toho Co., Ltd.	1,700	34,948

		204,435

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Astellas Pharma, Inc.	51,800	3,201,141
Chugai Pharmaceutical Co., Ltd.	3,400	77,128
Daiichi Sankyo Co., Ltd.	10,500	175,012

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dainippon Sumitomo Pharma Co., Ltd.	2,400	40,771
Eisai Co., Ltd.	3,800	145,245
Hisamitsu Pharmaceutical Co., Inc.	900	40,491
Kyowa Hakko Kirin Co., Ltd.	4,000	40,526
Mitsubishi Tanabe Pharma Corp.	3,400	49,921
Ono Pharmaceutical Co., Ltd.	1,300	112,980
Otsuka Holdings Co., Ltd.	5,400	165,227
Santen Pharmaceutical Co., Ltd.	1,100	46,078
Sawai Pharmaceutical Co., Ltd.	10,300	611,485
Shionogi & Co., Ltd.	4,500	91,677
Taisho Pharmaceutical Holdings Co., Ltd.	600	43,316
Takeda Pharmaceutical Co., Ltd.	12,200	567,044
Tsumura & Co.	900	22,194

		5,430,236

Real Estate 0.1%
Aeon Mall Co., Ltd.	2,100	61,732
Daito Trust Construction Co., Ltd.	1,100	103,905
Daiwa House Industry Co., Ltd.	9,000	170,712
Hulic Co., Ltd.	3,700	46,873
Japan Prime Realty Investment Corp.	11	37,641
Japan Real Estate Investment Corp.	18	92,910
Japan Retail Fund Investment Corp.	34	68,312
Mitsubishi Estate Co., Ltd.	19,255	472,924
Mitsui Fudosan Co., Ltd.	13,000	410,531
Nippon Building Fund, Inc.	22	125,022
Nippon Prologis REIT, Inc.	4	40,201
Nomura Real Estate Holdings, Inc.	2,000	40,535
Nomura Real Estate Office Fund, Inc.	4	17,647
NTT Urban Development Corp.	1,700	16,547
Sumitomo Realty & Development Co., Ltd.	5,495	242,621
Tokyo Tatemono Co., Ltd.	8,000	74,224
Tokyu Fudosan Holdings Corp. *	7,000	60,045
United Urban Investment Corp.	41	61,204

		2,143,586

Retailing 0.5%
ABC-Mart, Inc.	400	17,295
Don Quijote Holdings Co., Ltd.	800	49,035
Fast Retailing Co., Ltd.	800	291,023
Isetan Mitsukoshi Holdings Ltd.	5,600	70,841
J. Front Retailing Co., Ltd.	7,000	46,661
Marui Group Co., Ltd.	3,300	30,913
Nitori Holdings Co., Ltd.	10,300	1,000,304
Oisix, Inc. *	70,100	2,783,900
Rakuten, Inc.	95,300	1,559,361
Sanrio Co., Ltd.	700	25,748
Seria Co., Ltd.	92,800	3,824,978
Shimamura Co., Ltd.	342	30,208
Start Today Co., Ltd.	43,100	955,636
Takashimaya Co., Ltd.	4,000	37,085
United Arrows Ltd.	17,500	562,362
USS Co., Ltd.	3,300	45,084
Yamada Denki Co., Ltd.	14,200	48,740

		11,379,174

Semiconductors & Semiconductor Equipment 0.0%
Advantest Corp.	2,200	23,221
Rohm Co., Ltd.	1,500	74,752
Sumco Corp. *	1,700	13,006
Tokyo Electron Ltd.	2,700	140,767

		251,746

Software & Services 0.3%
Dena Co., Ltd.	1,500	28,804
Dwango Co., Ltd.	98,500	2,458,687
F@N Communications, Inc.	61,800	2,476,198
Fujitsu Ltd. *	29,000	162,112
Gree, Inc.	1,400	13,776
GungHo Online Entertainment, Inc. *	4,000	24,716
Itochu Techno-Solutions Corp.	400	16,470
Kakaku.com, Inc.	2,000	37,818
Konami Corp.	1,400	33,275
Nexon Co., Ltd.	1,600	13,825
Nintendo Co., Ltd.	1,600	183,513
Nomura Research Institute Ltd.	1,500	49,299
NTT Data Corp.	1,900	66,990
Oracle Corp., Japan	600	23,829
Otsuka Corp.	5,946	705,263
SCSK Corp.	13,900	383,025
Trend Micro, Inc. *	1,600	49,171
Yahoo Japan Corp.	21,800	123,067

		6,849,838

Technology Hardware & Equipment 1.7%
Brother Industries Ltd.	3,500	44,009
Canon, Inc.	433,760	12,670,492
Citizen Holdings Co., Ltd.	3,900	30,371
FUJIFILM Holdings Corp.	7,200	209,822
Hamamatsu Photonics K.K.	1,000	41,952
Hirose Electric Co., Ltd.	500	70,019
Hitachi High-Technologies Corp.	900	20,609
Hitachi Ltd.	76,000	579,378
Horiba Ltd.	87,300	3,160,441
Hoya Corp.	54,200	1,497,751
Ibiden Co., Ltd.	1,800	32,991
Japan Aviation Electronics Industry Ltd.	303,000	4,591,328
Keyence Corp.	10,000	4,106,124
Konica Minolta, Inc.	8,000	84,457
Kyocera Corp.	5,200	232,542
Murata Manufacturing Co., Ltd.	3,124	290,074
NEC Corp.	39,000	112,704
Nippon Electric Glass Co., Ltd.	6,000	27,019
Omron Corp.	9,700	383,513
Ricoh Co., Ltd.	10,000	105,083
Seiko Epson Corp.	174,700	4,536,695
Shimadzu Corp.	4,000	35,499
TDK Corp.	1,900	85,731
Yaskawa Electric Corp.	338,321	4,599,771
Yokogawa Electric Corp.	3,200	49,564

		37,597,939

Telecommunication Services 0.3%
KDDI Corp.	8,200	451,510
Nippon Telegraph & Telephone Corp.	5,900	315,780
NTT DoCoMo, Inc.	23,700	379,456

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Softbank Corp.	60,000	4,343,808

		5,490,554

Transportation 0.1%
ANA Holdings, Inc.	19,000	40,267
Central Japan Railway Co.	2,200	241,074
East Japan Railway Co.	5,238	386,883
Hankyu Hanshin Holdings, Inc.	17,000	86,025
Japan Airlines Co., Ltd.	900	45,048
Kamigumi Co., Ltd.	4,000	35,827
Keikyu Corp.	7,000	55,253
Keio Corp.	9,000	57,676
Keisei Electric Railway Co., Ltd.	4,266	37,760
Kintetsu Corp.	26,000	89,394
Mitsubishi Logistics Corp.	2,000	27,949
Mitsui O.S.K. Lines, Ltd.	17,000	69,683
Nippon Express Co., Ltd.	13,000	61,062
Nippon Yusen K.K.	27,000	83,554
Odakyu Electric Railway Co., Ltd.	10,000	87,710
Tobu Railway Co., Ltd.	16,000	74,174
Tokyu Corp.	17,000	105,415
West Japan Railway Co.	2,700	110,598
Yamato Holdings Co., Ltd.	6,000	125,614

		1,820,966

Utilities 0.1%
Chubu Electric Power Co., Inc.	9,931	117,702
Electric Power Development Co., Ltd.	1,900	56,290
Hokkaido Electric Power Co., Inc. *	2,700	28,248
Hokuriku Electric Power Co.	2,500	30,468
Kyushu Electric Power Co., Inc. *	6,400	73,434
Osaka Gas Co., Ltd.	30,000	121,160
Shikoku Electric Power Co., Inc. *	2,700	38,963
The Chugoku Electric Power Co., Inc.	4,500	58,406
The Kansai Electric Power Co., Inc. *	11,700	125,794
Toho Gas Co., Ltd.	6,330	29,238
Tohoku Electric Power Co., Inc. *	6,800	73,341
Tokyo Electric Power Co., Inc. *	21,700	98,482
Tokyo Gas Co., Ltd.	37,000	183,495

		1,035,021

		285,967,718

Luxembourg 0.3%

Energy 0.3%
Subsea 7 S.A.	4,220	72,468
Tenaris S.A. ADR	117,425	5,223,064

		5,295,532

Materials 0.0%
ArcelorMittal	15,267	252,171

Media 0.0%
RTL Group S.A. *	536	65,310
SES S.A.	4,524	145,283

		210,593

Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	976	94,860

		5,853,156

Malaysia 0.1%

Transportation 0.1%
Malaysia Airports Holdings Bhd	960,900	2,415,259

Mexico 0.2%

Diversified Financials 0.1%
Compartamos S.A.B. de C.V.	1,398,530	2,509,699

Real Estate 0.1%
Fibra Uno Administracion S.A. de C.V.	369,100	1,191,696

		3,701,395

Netherlands 3.1%

Capital Goods 1.5%
Airbus Group N.V.	9,176	650,076
CNH Industrial N.V. *	1,238,640	12,995,744
Koninklijke Boskalis Westminster N.V.	268,947	12,896,031
Koninklijke Philips N.V.	175,292	6,081,603
OCI *	1,395	64,731

		32,688,185

Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	1,794	113,770

Diversified Financials 0.0%
ING Groep N.V. CVA *	59,758	789,223

Energy 0.5%
Core Laboratories N.V.	26,100	4,669,812
Fugro N.V. CVA	1,037	54,229
Koninklijke Vopak N.V.	1,054	57,929
Schlumberger Ltd.	75,725	6,631,238

		11,413,208

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	286,355	4,766,455

Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	117,659	6,776,039
Heineken N.V.	3,567	217,322
Unilever N.V.	66,975	2,500,847
Unilever N.V. CVA	25,122	937,346

		10,431,554

Insurance 0.0%
Aegon N.V.	26,811	233,700
Delta Lloyd N.V.	3,129	80,386

		314,086

Materials 0.2%
Akzo Nobel N.V.	57,700	4,149,897
James Hardie Industries plc CDI	6,557	74,112
Koninklijke DSM N.V.	2,431	160,919

		4,384,928

Media 0.0%
Reed Elsevier N.V.	10,856	223,889
Wolters Kluwer N.V.	4,864	134,198

		358,087

Real Estate 0.0%
Corio N.V.	1,077	45,769

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	5,497	465,169
NXP Semiconductor N.V. *	56,128	2,713,789

		3,178,958

Software & Services 0.0%
Gemalto N.V.	1,173	132,206

Telecommunication Services 0.0%
Koninklijke (Royal) KPN N.V. *	51,294	191,927
Ziggo N.V.	2,466	107,098

		299,025

Transportation 0.0%
TNT Express N.V.	5,312	46,795

		68,962,249

New Zealand 0.5%

Consumer Services 0.2%
SKYCITY Entertainment Group Ltd.	1,214,874	3,802,502

Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	138,429	884,094

Materials 0.0%
Fletcher Building Ltd.	10,175	74,533

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	28,860	54,732

Transportation 0.3%
Auckland International Airport Ltd.	2,113,476	6,237,694

Utilities 0.0%
Contact Energy Ltd.	5,211	21,713

		11,075,268

Nigeria 0.0%

Banks 0.0%
Guaranty Trust Bank plc GDR - Reg’d	93,739	792,095

Norway 0.5%

Banks 0.0%
DnB A.S.A.	15,192	257,995

Energy 0.2%
Aker Solutions A.S.A.	2,465	37,859
Farstad Shipping A.S.A. (b)	94,566	1,957,328
Fred Olsen Energy A.S.A.	16,670	604,019
Seadrill Ltd.	6,042	217,055
Statoil A.S.A.	17,457	413,742

		3,230,003

Food, Beverage & Tobacco 0.0%
Orkla A.S.A.	11,571	90,075

Insurance 0.0%
Gjensidige Forsikring A.S.A.	2,999	57,642

Materials 0.0%
Norsk Hydro A.S.A.	20,042	91,180
Yara International A.S.A.	2,941	121,456
Yara International A.S.A. ADR	11,100	458,319

		670,955

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Algeta A.S.A. *	14,167	812,626

Software & Services 0.2%
Opera Software A.S.A.	286,160	3,912,363

Telecommunication Services 0.1%
Telenor A.S.A.	144,982	3,016,166

		12,047,825

Panama 0.0%

Transportation 0.0%
Copa Holdings S.A., Class A	2,698	352,629

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	13,111	1,729,603

Poland 0.1%

Banks 0.1%
Powszechna Kasa Oszczednosci Bank Polski S.A.	95,141	1,229,646

Portugal 0.2%

Banks 0.0%
Banco Espirito Santo, S.A. - Reg’d *	30,126	45,699

Energy 0.0%
Galp Energia, SGPS, S.A.	6,040	93,380

Food & Staples Retailing 0.2%
Jeronimo Martins, SGPS, S.A.	4,439	75,893
Sonae	3,107,540	4,891,121

		4,967,014

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	10,082	44,315

Utilities 0.0%
EDP - Energias de Portugal S.A.	28,618	107,438

		5,257,846

Republic of Korea 1.4%

Automobiles & Components 0.0%
Halla Visteon Climate Control Corp.	19,090	697,431

Consumer Durables & Apparel 0.1%
Samchuly Bicycle Co., Ltd.	129,150	2,552,308

Consumer Services 0.3%
Hotel Shilla Co., Ltd.	88,530	6,357,861

Retailing 0.1%
GS Home Shopping, Inc.	3,277	844,565
Kolao Holdings (b)	111,890	2,327,779

		3,172,344

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 0.7%
Samsung Electronics Co., Ltd.	8,790	10,409,192
Seoul Semiconductor Co., Ltd.	116,400	4,965,372

		15,374,564

Software & Services 0.1%
NAVER Corp.	2,278	1,437,315

Telecommunication Services 0.1%
SK Telecom Co., Ltd.	11,997	2,417,219

		32,009,042

Russia 0.2%

Banks 0.0%
TCS Group Holding plc GDR (c)*	41,864	458,829

Software & Services 0.2%
Mail.ru Group Ltd. GDR	30,223	1,126,411
QIWI plc ADR	44,150	1,593,374
Yandex N.V., Class A *	27,799	1,021,613

		3,741,398

		4,200,227

Singapore 3.0%

Banks 0.1%
DBS Group Holdings Ltd.	26,316	339,857
Oversea-Chinese Banking Corp., Ltd.	40,000	290,634
United Overseas Bank Ltd.	20,000	312,736

		943,227

Capital Goods 0.1%
Keppel Corp., Ltd.	22,000	179,160
SembCorp Industries Ltd.	15,000	61,582
SembCorp Marine Ltd.	13,000	41,296
Singapore Technologies Engineering Ltd.	954,000	2,825,558
Yangzijiang Shipbuilding Holdings Ltd.	29,000	26,103

		3,133,699

Consumer Services 0.0%
Genting Singapore plc	96,000	103,374

Diversified Financials 0.0%
Singapore Exchange Ltd.	13,000	69,618

Energy 0.5%
Ezion Holdings Ltd.	3,896,200	6,856,738
Ezra Holdings Ltd. *	5,292,000	4,006,965
KrisEnergy Ltd. *	1,007,000	524,500

		11,388,203

Food & Staples Retailing 0.0%
Olam International Ltd.	22,000	25,461

Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd.	117,000	47,510
Wilmar International Ltd.	29,000	70,814

		118,324

Media 0.0%
Singapore Press Holdings Ltd.	26,000	81,351

Real Estate 0.8%
Ascendas REIT	4,121,000	6,846,292
CapitaCommercial Trust	30,000	33,293
CapitaLand Ltd.	38,000	81,847
CapitaMall Trust	7,537,200	10,999,760
CapitaMalls Asia Ltd.	20,000	27,495
City Developments Ltd.	8,000	54,635
Global Logistic Properties Ltd.	45,000	98,493
Keppel Land Ltd.	11,000	27,168
UOL Group Ltd.	7,000	32,059

		18,201,042

Retailing 0.1%
Jardine Cycle & Carriage Ltd.	2,000	54,620
Osim International Ltd.	1,476,000	2,732,695

		2,787,315

Telecommunication Services 0.4%
Singapore Telecommunications Ltd.	121,000	331,914
StarHub Ltd.	2,411,000	8,057,918

		8,389,832

Transportation 0.9%
ComfortDelGro Corp., Ltd.	28,000	42,316
Hutchison Port Holdings Trust, Class U	78,000	51,765
SATS Ltd.	3,321,000	8,142,041
SIA Engineering Co., Ltd. (b)	2,691,000	10,390,938
Singapore Airlines Ltd.	8,331	62,180
SMRT Corp., Ltd.	1,270,553	1,139,311

		19,828,551

Utilities 0.1%
Hyflux Ltd. (b)	3,143,000	2,819,899

		67,889,896

South Africa 0.2%

Capital Goods 0.1%
Bidvest Group Ltd.	68,464	1,531,582

Diversified Financials 0.0%
Coronation Fund Managers Ltd.	83,121	597,088
FirstRand Ltd.	154,215	433,657

		1,030,745

Media 0.1%
Naspers Ltd., N Shares	18,381	1,890,989

		4,453,316

Spain 1.4%

Banks 0.3%
Banco Bilbao Vizcaya Argentaria S.A.	284,764	3,396,891
Banco de Sabadell S.A.	49,339	145,563
Banco Popular Espanol S.A.	22,922	157,233
Banco Santander S.A.	175,082	1,506,262
Bankia S.A. *	74,028	127,567
Bankinter S.A.	202,491	1,512,060
CaixaBank S.A.	25,740	157,753

		7,003,329

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A.	2,400	84,236
Ferrovial S.A.	5,945	114,072
Zardoya Otis S.A.	2,289	38,410

		236,718

Commercial & Professional Supplies 0.2%
Prosegur Cia de Seguridad S.A. - Reg’d	679,458	4,083,957

Consumer Services 0.3%
Melia Hotels International S.A.	578,770	7,514,247

Energy 0.2%
Repsol S.A.	217,972	5,094,410

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	8,853	72,747

Insurance 0.1%
Mapfre S.A.	238,187	982,197

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	2,426	125,634

Retailing 0.1%
Inditex S.A.	14,313	2,131,695

Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	34,931	1,381,798

Telecommunication Services 0.1%
Telefonica S.A.	63,206	973,459

Transportation 0.0%
Abertis Infraestructuras S.A.	28,918	645,309
International Consolidated Airlines Group S.A. *	13,910	95,164

		740,473

Utilities 0.0%
Enagas S.A.	3,153	86,190
Gas Natural SDG S.A.	5,204	128,610
Iberdrola S.A. (a)	2,098	12,951
Iberdrola S.A.	75,547	465,192
Red Electrica Corp. S.A.	1,623	113,507

		806,450

		31,147,114

Sweden 3.1%

Banks 0.1%
Nordea Bank AB	46,461	619,976
Skandinaviska Enskilda Banken AB, A Shares	24,515	315,868
Svenska Handelsbanken AB, A Shares	7,786	369,461
Swedbank AB, A Shares	13,677	356,896

		1,662,201

Capital Goods 1.3%
Alfa Laval AB	5,063	122,667
Assa Abloy AB, B Shares	5,013	249,595
Atlas Copco AB, A Shares	219,051	5,935,299
Atlas Copco AB, B Shares	278,750	6,957,952
Haldex AB	374,360	3,645,834
Indutrade AB	91,060	3,941,422
Sandvik AB	17,264	241,520
Scania AB, B Shares	4,727	96,579
Skanska AB, B Shares	5,997	118,072
SKF AB, B Shares	282,816	7,484,592
Volvo AB, B Shares	22,768	301,037

		29,094,569

Commercial & Professional Supplies 0.6%
AF AB, B Shares	168,963	5,456,732
Intrum Justitia AB	121,269	3,424,423
Loomis AB, Class B	130,040	3,072,247
Securitas AB, B Shares	4,695	48,728

		12,002,130

Consumer Durables & Apparel 0.0%
Electrolux AB, B Shares	3,606	76,466
Husqvarna AB, B Shares	6,685	38,732

		115,198

Diversified Financials 0.0%
Industrivarden AB, C Shares	1,765	31,918
Investment AB Kinnevik, B Shares	3,776	147,997
Investor AB, B Shares	7,103	229,642

		409,557

Energy 0.0%
Lundin Petroleum AB *	3,337	57,717

Food, Beverage & Tobacco 0.3%
AarhusKarlshamn AB	119,460	7,294,393
Swedish Match AB	3,051	89,282

		7,383,675

Health Care Equipment & Services 0.0%
Elekta AB, B Shares	5,993	87,243
Getinge AB, B Shares	3,001	103,034

		190,277

Household & Personal Products 0.0%
Svenska Cellulosa AB, S.C.A., B Shares	9,015	256,345

Materials 0.3%
Boliden AB	4,101	62,181
Hexpol AB	83,680	5,943,349

		6,005,530

Retailing 0.4%
Hennes & Mauritz AB, B Shares	192,663	8,284,406

Software & Services 0.1%
Seamless Distribution AB *	363,890	2,277,298

Technology Hardware & Equipment 0.0%
Hexagon AB, B Shares	3,800	120,370
Telefonaktiebolaget LM Ericsson, B Shares	47,070	576,365

		696,735

Telecommunication Services 0.0%
Tele2 AB, B Shares	4,754	52,280
TeliaSonera AB	36,468	270,084

		322,364

		68,758,002

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Switzerland 7.1%

Capital Goods 0.5%
ABB Ltd. - Reg’d *	33,956	844,598
Burckhardt Compression Holding AG	15,161	6,835,117
Geberit AG - Reg’d	8,566	2,483,136
Schindler Holding AG	7,120	1,031,069
Schindler Holding AG - Reg’d	323	47,419
Sulzer AG - Reg’d	360	54,207

		11,295,546

Commercial & Professional Supplies 0.3%
Adecco S.A. - Reg’d *	67,887	5,332,289
SGS S.A. - Reg’d	86	194,454

		5,526,743

Consumer Durables & Apparel 0.6%
Cie Financiere Richemont S.A.	137,442	12,714,065
The Swatch Group AG - Bearer Shares	479	284,682
The Swatch Group AG - Reg’d	651	66,664

		13,065,411

Diversified Financials 1.7%
Cembra Money Bank AG *	76,870	4,981,098
Credit Suisse Group AG - Reg’d *	893,980	26,936,452
Julius Baer Group Ltd. *	3,591	174,093
Leonteq AG *	21,080	2,766,801
Pargesa Holding S.A.	405	32,585
Partners Group Holding AG	7,470	1,769,084
UBS AG - Reg’d *	56,189	1,114,468

		37,774,581

Energy 0.2%
Transocean Ltd.	5,427	236,065
Weatherford International Ltd. *	286,600	3,880,564

		4,116,629

Food, Beverage & Tobacco 0.9%
Aryzta AG *	1,308	102,782
Barry Callebaut AG - Reg’d *	27	31,959
Coca-Cola HBC AG CDI *	3,294	87,248
Lindt & Spruengli AG	15	67,336
Lindt & Spruengli AG - Reg’d	2	107,197
Nestle S.A. - Reg’d	167,821	12,162,206
Nestle S.A. - Reg’d ADR	107,312	7,796,217

		20,354,945

Health Care Equipment & Services 0.0%
Sonova Holding AG - Reg’d *	737	101,219
Straumann Holding AG - Reg’d	3,876	772,568

		873,787

Insurance 0.1%
Baloise Holding AG - Reg’d	712	85,051
Swiss Life Holding AG - Reg’d *	457	98,360
Swiss Re AG *	5,505	475,087
Zurich Insurance Group AG *	2,278	660,485

		1,318,983

Materials 1.0%
EMS-Chemie Holding AG - Reg’d	124	42,683
Givaudan S.A. - Reg’d *	3,491	5,162,209
Glencore Xstrata plc	989,036	5,214,654
Holcim Ltd. - Reg’d *	164,636	11,949,685
Sika AG	35	115,180
Syngenta AG - Reg’d	1,451	512,975

		22,997,386

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Actelion Ltd. - Reg’d *	12,018	1,128,357
Lonza Group AG - Reg’d *	754	75,631
Novartis AG - Reg’d	92,816	7,336,253
Novartis AG ADR	45,375	3,587,801
Roche Holding AG	38,640	10,601,485
Tecan Group AG - Reg’d	29,870	3,275,198

		26,004,725

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	883	68,596

Semiconductors & Semiconductor Equipment 0.1%
ams AG	20,110	2,473,132

Telecommunication Services 0.0%
Swisscom AG - Reg’d	365	200,501

Transportation 0.5%
Kuehne & Nagel International AG - Reg’d	89,510	11,882,502

		157,953,467

Taiwan 1.2%

Capital Goods 0.5%
AirTac International Group	634,410	5,723,582
Teco Electric & Machinery Co., Ltd.	4,413,000	4,793,024

		10,516,606

Consumer Durables & Apparel 0.3%
Eclat Textile Co., Ltd.	302,000	3,300,867
Makalot Industrial Co., Ltd.	738,000	3,611,453

		6,912,320

Health Care Equipment & Services 0.0%
St. Shine Optical Co., Ltd.	7,484	193,222

Semiconductors & Semiconductor Equipment 0.4%
Everlight Electronics Co., Ltd.	1,964,000	4,668,659
MediaTek, Inc.	117,000	1,559,224
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	130,689	2,211,258

		8,439,141

		26,061,289

United Arab Emirates 0.1%

Banks 0.0%
Dubai Islamic Bank PJSC	599,252	966,259

Real Estate 0.1%
Emaar Properties PJSC	826,979	1,799,863

		2,766,122

United Kingdom 20.3%

Automobiles & Components 0.0%
GKN plc	23,980	155,149

Banks 1.1%
Barclays plc	237,981	1,062,406

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HSBC Holdings plc (g)	137,505	1,424,465
HSBC Holdings plc (g)	288,604	2,961,579
Lloyds Banking Group plc *	14,010,250	19,106,346
Royal Bank of Scotland Group plc *	34,458	191,962
Standard Chartered plc	37,199	756,030

		25,502,788

Capital Goods 4.4%
Wolseley plc	20,550	1,105,940
Ashtead Group plc	172,740	2,238,039
BAE Systems plc	49,054	346,070
Bodycote plc	998,440	10,652,259
Bunzl plc	143,465	3,268,111
Cobham plc	16,559	79,896
Diploma plc (b)	601,096	6,858,836
Fenner plc	1,065,392	7,183,093
Grafton Group plc	566,740	5,538,737
HellermannTyton Group plc	665,922	3,251,284
IMI plc	161,280	3,957,725
Interserve plc	557,983	5,580,588
Keller Group plc	243,631	4,741,975
Meggitt plc	321,900	2,729,183
Melrose Industries plc	18,513	94,031
Rolls-Royce Holdings plc *	317,340	6,180,781
Rotork plc	336,424	13,598,737
Senior plc	118,118	577,416
Smiths Group plc	257,031	6,061,587
Spirax-Sarco Engineering plc	141,887	6,800,083
The Weir Group plc	3,386	116,416
Travis Perkins plc	4,230	120,696
Ultra Electronics Holdings plc	223,830	7,186,236

		98,267,719

Commercial & Professional Supplies 1.2%
Aggreko plc	4,162	105,585
Babcock International Group plc	223,873	5,109,627
Berendsen plc	47,719	724,252
Capita plc	258,720	4,174,561
De La Rue plc	570,562	7,315,660
G4S plc	26,746	104,689
Hays plc	346,326	754,677
Intertek Group plc	2,390	111,120
Regus plc	1,328,130	4,567,266
Serco Group plc	539,478	3,867,958

		26,835,395

Consumer Durables & Apparel 0.5%
Bellway plc	366,310	9,344,151
Berkeley Group Holdings plc	58,469	2,481,144
Burberry Group plc	6,834	162,261
Persimmon plc *	5,320	114,631

		12,102,187

Consumer Services 0.9%
Carnival plc	2,747	112,605
Compass Group plc	371,073	5,545,811
Greene King plc	400,266	5,634,197
InterContinental Hotels Group plc	87,582	2,831,464
Restaurant Group plc	391,590	3,938,456
TUI Travel plc	7,543	52,689
Whitbread plc	45,707	2,814,435
William Hill plc	15,048	82,136

		21,011,793

Diversified Financials 1.0%
3i Group plc	14,557	89,210
Aberdeen Asset Management plc	14,467	92,791
Ashmore Group plc	120,790	645,296
Close Brothers Group plc	400,430	8,714,524
Hargreaves Lansdown plc	58,862	1,435,734
ICAP plc	8,336	52,886
IG Group Holdings plc	148,095	1,522,496
International Personal Finance plc	27,559	210,200
Investec plc	8,046	51,747
Jupiter Fund Management plc	197,737	1,212,643
London Stock Exchange Group plc	2,950	89,032
Provident Financial plc	30,292	811,295
Schroders plc	164,295	6,649,854
Schroders plc, Non Voting Shares	1,100	34,514

		21,612,222

Energy 0.8%
AMEC plc	4,981	84,199
BG Group plc	147,237	2,474,748
BP plc	292,190	2,289,908
Ensco plc, Class A	41,325	2,081,540
Genel Energy plc *	75,425	1,218,455
Noble Corp. plc	156,750	4,863,953
Petrofac Ltd.	3,837	72,853
Royal Dutch Shell plc, A Shares	58,958	2,042,398
Royal Dutch Shell plc, B Shares	38,784	1,418,608
Tullow Oil plc	14,089	182,385

		16,729,047

Food & Staples Retailing 0.6%
J. Sainsbury plc	18,131	102,682
Tesco plc	2,283,395	11,999,147
WM Morrison Supermarkets plc	34,299	135,162

		12,236,991

Food, Beverage & Tobacco 1.2%
Associated British Foods plc	5,619	250,408
British American Tobacco plc	29,533	1,409,247
British American Tobacco plc ADR	43,300	4,156,367
Diageo plc	444,027	13,168,140
Diageo plc ADR	48,725	5,849,436
Imperial Tobacco Group plc	15,069	549,900
SABMiller plc	14,784	664,251
Tate & Lyle plc	7,497	93,238
Unilever plc	19,810	760,307

		26,901,294

Health Care Equipment & Services 0.0%
Smith & Nephew plc	13,959	200,798

Household & Personal Products 0.0%
Reckitt Benckiser Group plc	10,071	754,042

Insurance 1.2%
Admiral Group plc	3,040	72,105
Amlin plc	274,977	1,888,196
Aviva plc	44,994	329,151
Direct Line Insurance Group plc	16,626	72,261
Hiscox Ltd.	127,208	1,334,167
Lancashire Holdings Ltd.	75,366	934,161
Legal & General Group plc	91,272	322,349

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Old Mutual plc	75,509	213,683
Prudential plc	477,797	9,618,124
Resolution Ltd.	21,377	122,391
RSA Insurance Group plc	52,603	83,880
St. James’s Place plc	145,031	1,831,693
Standard Life plc	36,765	220,285
Willis Group Holdings plc	232,000	9,989,920

		27,032,366

Materials 2.1%
Anglo American plc	21,690	511,428
Antofagasta plc	5,862	81,501
AZ Electronic Materials S.A.	1,743,732	11,354,083
BHP Billiton plc	32,585	959,256
Croda International plc	373,159	14,761,236
DS Smith plc	140,159	754,708
Elementis plc	20,165	84,535
Fresnillo plc	2,689	33,584
Johnson Matthey plc	3,228	171,105
Randgold Resources Ltd.	1,346	92,522
Rexam plc	11,835	95,761
Rio Tinto plc	19,564	1,040,577
Rio Tinto plc ADR	110,700	5,883,705
Victrex plc	352,754	10,304,862

		46,128,863

Media 0.6%
British Sky Broadcasting Group plc	16,255	234,081
Daily Mail & General Trust plc	98,123	1,550,080
ITV plc	2,247,626	7,252,866
Pearson plc	12,645	231,025
Reed Elsevier plc	18,961	276,184
Rightmove plc	17,651	734,420
WPP plc	190,717	3,995,988

		14,274,644

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Abcam plc	117,857	1,007,474
AstraZeneca plc	19,492	1,236,068
BTG plc *	112,983	1,099,895
GlaxoSmithKline plc	410,993	10,564,225

		13,907,662

Real Estate 0.5%
British Land Co., plc	14,802	159,610
Countrywide plc	938,712	8,811,372
Derwent London plc	25,947	1,061,856
Hammerson plc	10,685	92,136
Intu Properties plc	10,954	56,792
Land Securities Group plc	12,150	205,147
Segro plc	11,121	61,565

		10,448,478

Retailing 0.9%
ASOS plc *	7,002	718,244
Dixons Retail plc *	10,095,020	7,237,395
Dunelm Group plc	49,878	754,870
Howden Joinery Group plc	1,057,218	5,953,684
Kingfisher plc	36,805	223,158
Marks & Spencer Group plc	24,746	191,227
Next plc	31,285	3,208,813
Signet Jewelers Ltd.	17,100	1,360,305

		19,647,696

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	67,647	1,032,663
Nanoco Group plc *	88,317	166,962

		1,199,625

Software & Services 0.1%
Aveva Group plc	15,993	564,784
Blinkx plc *	1,116,880	2,333,543
The Sage Group plc	18,865	126,505

		3,024,832

Technology Hardware & Equipment 1.7%
Domino Printing Sciences plc (b)	589,965	7,719,948
Halma plc	1,055,752	10,371,368
Laird plc	1,219,608	6,489,986
Spectris plc	240,861	8,778,739
TT Electronics plc	993,774	3,377,600

		36,737,641

Telecommunication Services 0.5%
BT Group plc	1,217,647	7,667,613
Inmarsat plc	6,807	78,199
Vodafone Group plc	751,870	2,786,217

		10,532,029

Transportation 0.2%
easyJet plc	143,688	3,880,965

Utilities 0.1%
Centrica plc	81,198	414,682
National Grid plc	58,234	753,815
Severn Trent plc	3,562	100,896
SSE plc	14,882	319,278
United Utilities Group plc	10,763	126,490

		1,715,161

		450,839,387

United States 0.1%

Food, Beverage & Tobacco 0.0%
Bunge Ltd.	14,600	1,106,096

Insurance 0.1%
PartnerRe Ltd.	15,925	1,563,357

		2,669,453

Total Common Stock
(Cost $1,730,307,368)		2,157,729,885

Preferred Stock 0.3% of net assets

Brazil 0.1%

Banks 0.1%
Itau Unibanco Holding S.A.	168,400	2,099,551

Germany 0.2%

Automobiles & Components 0.0%
Bayerische Motoren Werke AG	783	62,750
Porsche Automobil Holding SE	2,393	233,463
Volkswagen AG	2,259	570,102

		866,315

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.2%
Jungheinrich AG	51,040	3,715,387

Household & Personal Products 0.0%
Henkel AG & Co. KGaA	2,771	299,951

Materials 0.0%
Fuchs Petrolub SE	613	55,169

		4,936,822

United Kingdom 0.0%

Capital Goods 0.0%
Invensys plc (a)(b)	12,175	15,351

Total Preferred Stock
(Cost $7,004,031)		7,051,724

Other Investment Company 2.1% of net assets

Money Market Fund 2.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (f)	46,150,994	46,150,994

Total Other Investment Company
(Cost $46,150,994)		46,150,994

Rights 0.0% of net assets

Austria 0.0%

Banks 0.0%
Raiffeisen Bank International AG (a)(b)*	733	—

Spain 0.0%

Banks 0.0%
Banco Popular Espanol S.A. *	22,922	1,267
Banco Santander S.A. (a)*	175,082	35,200

		36,467

Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A. *	2,400	1,366

		37,833

Total Rights
(Cost $39,105)		37,833

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.04%, 03/20/14 (d)(e)	100,000	99,995
0.06%, 03/20/14 (d)(e)	2,900,000	2,899,782
0.07%, 03/27/14 (d)(e)	10,000	9,999
0.06%, 06/26/14 (d)(e)	5,000	4,999
0.08%, 06/26/14 (d)(e)	100,000	99,985

Total Short-Term Investments
(Cost $3,114,734)		3,114,760

End of Investments.

At 01/31/14, the tax basis cost of the fund’s investments was $1,808,445,397 and the unrealized appreciation and depreciation were $457,400,080 and ($51,760,281), respectively, with a net unrealized appreciation of $405,639,799.

At 01/31/14, the values of certain foreign securities held by the fund aggregating $1,785,513,062 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $42,127,867 or 1.9% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $458,829 or 0.0% of net assets.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.
(f)	The rate shown is the 7-day yield.
(g)	Securities are traded on separate exchanges for the same entity.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

AUD —	Australian dollar
CHF —	Swiss franc
NZD —	New Zealand dollar
SEK —	Swedish krona
USD —	U.S. dollar

In addition to the above, the fund held the following at 01/31/14:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contract
MSCI EAFE, e-mini, Long, expires 03/21/14	300	27,267,000	(234,295)

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
Expiration		to be	to be	to be	to be	(Depreciation)
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

06/18/2014	State Street Bank & Trust Co.	SEK	11,700,000	USD	1,781,964	(2,470)
04/30/2014	State Street Bank London	USD	13,833,118	AUD	15,897,000	17,143
09/17/2014	State Street Bank & Trust Co.	USD	7,181,876	AUD	8,330,000	149,357
03/19/2014	State Street Bank & Trust Co.	USD	4,689,246	CHF	4,250,000	(32,886)
03/19/2014	State Street Bank & Trust Co.	USD	573,743	CHF	520,000	10,789
03/19/2014	State Street Bank & Trust Co.	USD	22,398,047	CHF	20,300,000	(518,567)
04/30/2014	State Street Bank London	USD	5,363,122	NZD	6,674,500	122,249
06/18/2014	State Street Bank & Trust Co.	USD	7,539,077	SEK	49,500,000	12,180
06/18/2014	State Street Bank & Trust Co.	USD	974,749	SEK	6,400,000	17,529

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(224,676)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

•	Futures contracts (“futures”) and forward foreign currency exchange contracts (“forwards”): Futures are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$54,566,491	$—	$54,566,491
Australia[1]	—	71,992,925	—	71,992,925
Materials	9,649,121	14,850,155	—	24,499,276
Austria[1]	—	446,885	—	446,885
Energy	98,492	—	—	98,492
Belgium[1]	—	4,597,146	—	4,597,146
Media	49,786	—	—	49,786
Brazil[1]	—	3,148,589	—	3,148,589
Consumer Services	1,546,568	—	—	1,546,568
Food, Beverage & Tobacco	3,999,119	—	—	3,999,119
Insurance	2,502,103	—	—	2,502,103
Materials	2,793,440	—	—	2,793,440
Canada[1]	100,871,690	—	—	100,871,690
China[1]	—	21,211,360	—	21,211,360
Capital Goods	3,266,576	2,592,590	—	5,859,166
Materials	1,215,387	—	—	1,215,387
Pharmaceuticals, Biotechnology & Life Sciences	922,756	1,264,704	—	2,187,460
Software & Services	10,734,360	3,218,043	—	13,952,403
Technology Hardware & Equipment	769,205	2,845,288	—	3,614,493
Denmark[1]	—	29,138,809	—	29,138,809
Food, Beverage & Tobacco	8,129,141	164,134	—	8,293,275
Pharmaceuticals, Biotechnology & Life Sciences	1,215,259	161,919	—	1,377,178
Telecommunication Services	124,426	—	—	124,426
Finland[1]	—	6,127,591	—	6,127,591
Capital Goods	5,175,246	5,761,242	—	10,936,488
France[1]	—	142,778,379	—	142,778,379
Capital Goods	964,111	12,897,868	—	13,861,979
Insurance	2,296,064	12,665,353	—	14,961,417
Pharmaceuticals, Biotechnology & Life Sciences	5,283,031	10,977,234	—	16,260,265
Software & Services	3,759,533	3,870,951	—	7,630,484
Telecommunication Services	98,474	839,569	—	938,043
Germany[1]	—	186,342,800	—	186,342,800
Materials	4,942,547	17,196,289	—	22,138,836
Media	3,571,809	3,452,256	—	7,024,065
Hong Kong[1]	—	48,121,304	—	48,121,304
Semiconductors & Semiconductor Equipment	2,337,149	2,255,895	—	4,593,044
Software & Services	4,862,481	—	—	4,862,481
Technology Hardware & Equipment	—	4,987,334	12,234	4,999,568
India[1]	—	14,758,204	—	14,758,204
Software & Services	3,492,597	5,430,228	—	8,922,825

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Ireland[1]	$—	$17,351,419	$—	$17,351,419
Capital Goods	7,248,391	—	—	7,248,391
Food, Beverage & Tobacco	5,930,221	—	—	5,930,221
Israel[1]	—	897,786	—	897,786
Software & Services	4,919,289	35,216	—	4,954,505
Italy[1]	—	47,031,404	—	47,031,404
Retailing	971,146	—	—	971,146
Japan[1]	—	284,502,827	—	284,502,827
Consumer Durables & Apparel	35,470	1,429,421	—	1,464,891
Luxembourg[1]	—	557,624	—	557,624
Energy	5,295,532	—	—	5,295,532
Mexico[1]	3,701,395	—	—	3,701,395
Netherlands[1]	—	11,250,344	—	11,250,344
Capital Goods	64,731	32,623,454	—	32,688,185
Energy	11,301,050	112,158	—	11,413,208
Food, Beverage & Tobacco	2,500,847	7,930,707	—	10,431,554
Semiconductors & Semiconductor Equipment	2,713,789	465,169	—	3,178,958
New Zealand[1]	—	4,837,574	—	4,837,574
Transportation	6,237,694	—	—	6,237,694
Nigeria[1]	792,095	—	—	792,095
Norway[1]	—	11,376,870	—	11,376,870
Materials	458,319	212,636	—	670,955
Panama[1]	352,629	—	—	352,629
Peru[1]	1,729,603	—	—	1,729,603
Russia[1]	4,200,227	—	—	4,200,227
Singapore[1]	—	36,673,142	—	36,673,142
Energy	524,500	10,863,703	—	11,388,203
Transportation	10,390,938	9,437,613	—	19,828,551
Spain[1]	—	30,340,664	—	30,340,664
Utilities	—	793,499	12,951	806,450
Sweden[1]	—	54,478,574	—	54,478,574
Commercial & Professional Supplies	3,424,423	8,577,707	—	12,002,130
Software & Services	2,277,298	—	—	2,277,298
Switzerland[1]	—	55,933,909	—	55,933,909
Capital Goods	6,835,117	4,460,429	—	11,295,546
Diversified Financials	7,747,899	30,026,682	—	37,774,581
Energy	3,880,564	236,065	—	4,116,629
Food, Beverage & Tobacco	7,970,750	12,384,195	—	20,354,945
Pharmaceuticals, Biotechnology & Life Sciences	3,587,801	22,416,924	—	26,004,725
Semiconductors & Semiconductor Equipment	2,473,132	—	—	2,473,132
Taiwan[1]	—	17,622,148	—	17,622,148
Semiconductors & Semiconductor Equipment	2,211,258	6,227,883	—	8,439,141

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

United Kingdom[1]	$—	$139,564,352	$—	$139,564,352
Capital Goods	24,184,255	74,083,464	—	98,267,719
Energy	7,018,346	9,710,701	—	16,729,047
Food, Beverage & Tobacco	10,005,803	16,895,491	—	26,901,294
Insurance	12,342,128	14,690,238	—	27,032,366
Materials	5,883,705	40,245,158	—	46,128,863
Media	234,081	14,040,563	—	14,274,644
Pharmaceuticals, Biotechnology & Life Sciences	1,007,474	12,900,188	—	13,907,662
Real Estate	8,811,372	1,637,106	—	10,448,478
Retailing	1,360,305	18,287,391	—	19,647,696
Semiconductors & Semiconductor Equipment	166,962	1,032,663	—	1,199,625
Technology Hardware & Equipment	11,097,548	25,640,093	—	36,737,641
United States[1]	2,669,453	—	—	2,669,453
Preferred Stock[1]	—	7,036,373	—	7,036,373
United Kingdom[1]	—	—	15,351	15,351
Other Investment Company[1]	46,150,994	—	—	46,150,994
Rights
Austria	—	—	—	—
Spain	2,633	—	35,200	37,833
Short-Term Investments[1]	—	3,114,760	—	3,114,760

Total	$425,381,638	$1,788,627,822	$75,736	$2,214,085,196

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$329,247	$—	$329,247

Liabilities Valuation Input

Other Financial Instruments
Futures Contract[2]	($234,295)	$—	$—	($234,295)
Forward Foreign Currency Exchange Contracts[2]	—	(553,923)	—	(553,923)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
	October 31,	Discounts	Gains	Appreciation	Gross	Gross	Transfers	Transfers	January 31,
Investments in Securities	2013	(Premiums)	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Hong Kong	$12,251	$—	$—	($17)	$—	$—	$—	$—	$12,234
Japan	49,426	—	—	278	—	(49,704)	—	—	—
Spain	—	—	—	(56)	13,007	—	—	—	12,951
Preferred Stock
United Kingdom	53,040	—	418	695	—	(38,802)	—	—	15,351
Rights
Spain	37,011	—	—	(2,876)	36,407	(35,342)	—	—	35,200

Total	$151,728	$—	$418	($1,976)	$49,414	($123,848)	$—	$—	$75,736

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $35,724,933 and $43,072,335 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2014. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

On January 31, 2014, the fund had open forward foreign currency exchange contracts and equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk. The fund also invests in forwards to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. The primary risk associated with investing in forwards is currency risk.

REG46830JAN14

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer
Date: 3/17/2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer

Date: 3/17/2014

By:	/s/ George Pereira

George Pereira
Principal Financial Officer
Date: 3/17/2014